UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Himanshu Surti

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2022

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2022 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$140,491,034	$66,363,409	$14,445,142	$942,368,425
Affiliate securities, at cost	—	—	—	457,315
Securities Lending Reinvestments, at cost	—	968,888	—	224,504,072

Securities, at value†	159,611,468	67,897,986	14,728,604	1,487,531,138
Affiliate securities, at value	—	—	—	639,322
Securities Lending Reinvestments, at value	—	968,888	—	224,509,853
Cash	1,915,287	296,153	140,681	8,181,959
Cash segregated at broker*	5,266	121,465	25,220	889,559
Foreign cash††	—	494,578	75,429	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	46,852	—	—
Receivables:
Dividends and interest	109,539	497,488	25,636	951,748
Securities lending income	755	663	—	38,534
Capital shares issued	—	—	—	—
Investment adviser	601	298	56	6,657
Securities sold	—	—	—	—
Variation margin on futures contracts	—	—	1,456	—

Total Assets	161,642,916	70,324,371	14,997,082	1,722,748,770

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	19,702	7	—
Due to brokers	36,890	—	—	—
Payables:
Cash collateral received from securities loaned	—	968,888	—	224,498,570
Deferred compensation (Note 7)	6,668	3,769	670	160,443
Investment advisory fees (Note 4)	30,557	19,272	4,981	326,831
Trustee fees (Note 7)	1,318	649	139	15,215
Securities purchased	—	—	—	302,616
Deferred non-US capital gains taxes	—	—	26,014	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	44,808	44,736	—	452,746
Capital shares redeemed	—	—	—	1,708
Other	700	2,250	—	1,500

Total Liabilities	120,941	1,059,266	31,811	225,759,629

Net Assets	$161,521,975	$69,265,105	$14,965,271	$1,496,989,141

NET ASSETS CONSIST OF:
Paid-in capital	$138,978,179	$68,069,095	$15,170,847	$912,802,399
Distributable earnings (loss)	22,543,796	1,196,010	(205,576)	584,186,742

Net Assets	$161,521,975	$69,265,105	$14,965,271	$1,496,989,141

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	3,100,001	2,700,001	600,001	9,400,001
Net Asset Value	$52.10	$25.65	$24.94	$159.25

† Securities on loan, at value	$8,082,484	$1,820,532	$—	$273,615,671
†† Cost of foreign cash	$—	$509,148	$75,724	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

ASSETS
Securities, at cost	$497,335,966	$240,653,989	$121,600,985	$171,124,663
Affiliate securities, at cost	—	—	—	126,155
Securities Lending Reinvestments, at cost	20,154,710	1,939,381	—	248,877

Securities, at value†	541,709,255	268,198,880	138,992,889	180,067,420
Affiliate securities, at value	—	—	—	112,840
Securities Lending Reinvestments, at value	20,154,710	1,939,381	—	248,877
Cash	2,907,819	152,492	1,706,009	667,652
Cash segregated at broker*	1,303,381	155,851	295,182	95,953
Foreign cash††	4,620,790	348,121	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	145,305	34,473	—	—
Receivables:
Dividends and interest	5,222,318	737,952	106,364	156,018
Securities lending income	38,309	12,346	1,101	762
Capital shares issued	—	—	1,186,821	—
Investment adviser	2,613	1,414	598	846
Securities sold	10,873,352	66,126	—	—
Variation margin on futures contracts	130,532	—	—	—

Total Assets	587,108,384	271,647,036	142,288,964	181,350,368

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	264,535	8,641	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	20,154,710	1,939,381	—	248,877
Deferred compensation (Note 7)	91,412	45,819	6,663	8,145
Investment advisory fees (Note 4)	187,985	138,090	38,806	50,862
Trustee fees (Note 7)	5,706	2,992	1,164	1,587
Securities purchased	3,877	69	1,162,180	—
Deferred non-US capital gains taxes	—	824,320	—	—
Due to Authorized Participant	—	3,469	—	—
Variation margin on futures contracts	—	29,584	56,016	49,363
Capital shares redeemed	12,872,599	—	—	—
Other	13,500	50,000	2,500	—

Total Liabilities	33,594,324	3,042,365	1,267,329	358,834

Net Assets	$553,514,060	$268,604,671	$141,021,635	$180,991,534

NET ASSETS CONSIST OF:
Paid-in capital	$611,403,371	$302,405,456	$125,063,483	$167,061,361
Distributable earnings (loss)	(57,889,311)	(33,800,785)	15,958,152	13,930,173

Net Assets	$553,514,060	$268,604,671	$141,021,635	$180,991,534

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	8,600,001	5,000,001	3,075,001	1,825,001
Net Asset Value	$64.36	$53.72	$45.86	$99.17

† Securities on loan, at value	$79,077,868	$9,267,693	$10,583,830	$3,994,982
†† Cost of foreign cash	$4,790,050	$335,967	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund		FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	FlexShares® ESG & Climate Emerging Markets Core Index Fund

ASSETS
Securities, at cost	$141,113,185		$13,715,807	$19,041,956	$4,943,860
Affiliate securities, at cost	—		—	—	—
Securities Lending Reinvestments, at cost	2,134,066		—	—	—

Securities, at value†	162,192,893		12,976,705	17,759,098	4,831,794
Affiliate securities, at value	—		—	—	—
Securities Lending Reinvestments, at value	2,134,066		—	—	—
Cash	765,397		86,523	119,601	62,950
Cash segregated at broker*	175,072		200	41,040	6,998
Foreign cash††	626,875		1,022	67,947	1,363
Restricted cash**	429	(1)	—	11,524	441,975
Due from Authorized Participant	—		—	—	—
Unrealized appreciation on forward foreign currency contracts	48,271		—	11,248	—
Receivables:
Dividends and interest	482,476		7,047	57,615	1,394
Securities lending income	2,330		—	—	—
Capital shares issued	—		—	—	—
Investment adviser	815		—	44	2
Securities sold	4,490,739		—	271	—
Variation margin on futures contracts	—		—	—	—

Total Assets	170,919,363		13,071,497	18,068,388	5,346,476

LIABILITIES
Cash overdraft	—		—	—	—
Unrealized depreciation on forward foreign currency contracts	12,365		—	12,994	—
Due to brokers	—		—	—	—
Payables:
Cash collateral received from securities loaned	2,134,495		—	—	—
Deferred compensation (Note 7)	9,483		30	60	—
Investment advisory fees (Note 4)	59,538		722	1,661	240
Trustee fees (Note 7)	1,615		10	46	8
Securities purchased	4,876,451		27,193	79	—
Deferred non-US capital gains taxes	—		—	—	34
Due to Authorized Participant	—		—	11,524	441,975
Variation margin on futures contracts	72,291		2,548	7,383	1,545
Capital shares redeemed	—		—	—	—
Other	13,000		2,500	13,500	—

Total Liabilities	7,179,238		33,003	47,247	443,802

Net Assets	$163,740,125		$13,038,494	$18,021,141	$4,902,674

NET ASSETS CONSIST OF:
Paid-in capital	$135,703,467		$13,788,265	$19,322,886	$5,000,000
Distributable earnings (loss)	28,036,658		(749,771)	(1,301,745)	(97,326)

Net Assets	$163,740,125		$13,038,494	$18,021,141	$4,902,674

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,250,001		275,000	400,000	100,000
Net Asset Value	$130.99		$47.41	$45.05	$49.03

† Securities on loan, at value	$9,543,032		$—	$—	$—
†† Cost of foreign cash	$644,419		$1,051	$69,511	$1,376

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

(1)	Uninvested cash collateral received for securities on loan in the amount of $429.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

ASSETS
Securities, at cost	$6,127,170,314	$2,321,364,371		$369,596,680	$—
Affiliate securities, at cost	—	—		—	51,938,053
Securities Lending Reinvestments, at cost	202,359,834	38,469,275		6,052,675	—

Securities, at value†	8,090,675,445	2,520,492,194		405,054,763	—
Affiliate securities, at value	—	—		—	52,218,833
Securities Lending Reinvestments, at value	202,364,005	38,469,275		6,052,675	—
Cash	21,917,643	5,818,003		11,047,912	2,130
Cash segregated at broker*	4,831,220	3,299,588		1,401,965	—
Foreign cash††	7,844,669	5,340,092		2,056,825	—
Restricted cash**	80,357	472,628	(1)	—	—
Due from Authorized Participant	117,365	—		—	—
Unrealized appreciation on forward foreign currency contracts	2,243,935	1,093,330		13,046	—
Receivables:
Dividends and interest	21,566,199	6,316,072		698,897	—
Securities lending income	48,761	34,334		5,302	—
Capital shares issued	13,500,535	—		—	—
Investment adviser	24,031	10,359		1,795	138
Securities sold	4,433,543	3,710,928		13,394	1,348,611
Variation margin on futures contracts	—	—		—	—

Total Assets	8,369,647,708	2,585,056,803		426,346,574	53,569,712

LIABILITIES
Cash overdraft	—	—		—	—
Unrealized depreciation on forward foreign currency contracts	2,246,482	1,154,235		84,549	—
Due to brokers	—	—		—	—
Payables:
Cash collateral received from securities loaned	202,348,694	38,480,637		6,052,675	—
Deferred compensation (Note 7)	568,944	168,757		31,415	1,008
Investment advisory fees (Note 4)	3,115,096	1,022,232		163,452	5,503
Trustee fees (Note 7)	40,060	22,364		3,515	116
Securities purchased	13,176,214	7,688		—	1,357,358
Deferred non-US capital gains taxes	1,204,319	1,413,613		—	—
Due to Authorized Participant	80,357	1,465,300		—	—
Variation margin on futures contracts	1,580,640	641,389		314,712	—
Capital shares redeemed	4,514,160	2,729,005		—	—
Other	49,500	10,000		2,000	—

Total Liabilities	228,924,466	47,115,220		6,652,318	1,363,985

Net Assets	$8,140,723,242	$2,537,941,583		$419,694,256	$52,205,727

NET ASSETS CONSIST OF:
Paid-in capital	$7,051,246,245	$2,458,245,199		$394,147,294	$52,232,038
Distributable earnings (loss)	1,089,476,997	79,696,384		25,546,962	(26,311)

Net Assets	$8,140,723,242	$2,537,941,583		$419,694,256	$52,205,727

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	180,900,001	46,500,001		6,300,001	1,575,001
Net Asset Value	$45.00	$54.58		$66.62	$33.15

† Securities on loan, at value	$543,174,950	$130,306,071		$42,566,894	$—
†† Cost of foreign cash	$8,179,562	$5,419,233		$2,116,480	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

(1)	Uninvested cash collateral received for securities on loan in the amount of $11,362.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,327,698,109	$337,126,729	$17,097,999	$563,553,925
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	147,554,010	26,521,823	228,520	15,101,779

Securities, at value†	1,617,736,640	389,915,667	20,410,215	553,427,055
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	147,555,458	26,521,823	228,520	15,101,779
Cash	7,960,699	4,608,540	211,300	6,088,953
Cash segregated at broker*	776,002	532,538	44,538	1,512,064
Foreign cash††	—	—	—	4,777,993
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	324,486
Receivables:
Dividends and interest	2,054,001	492,518	27,479	4,520,829
Securities lending income	39,908	9,476	487	28,562
Capital shares issued	—	—	—	—
Investment adviser	6,685	1,787	93	2,508
Securities sold	—	—	2,217	—
Variation margin on futures contracts	—	—	—	168,649

Total Assets	1,776,129,393	422,082,349	20,924,849	585,952,878

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	471,165
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	147,549,869	26,521,823	228,520	15,101,779
Deferred compensation (Note 7)	178,024	43,153	6,093	73,676
Investment advisory fees (Note 4)	517,623	129,025	6,588	227,880
Trustee fees (Note 7)	13,813	3,886	189	5,339
Securities purchased	—	—	—	10,583
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	340,842	164,200	8,960	—
Capital shares redeemed	—	—	—	—
Other	6,000	4,250	750	8,500

Total Liabilities	148,606,171	26,866,337	251,100	15,898,922

Net Assets	$1,627,523,222	$395,216,012	$20,673,749	$570,053,956

NET ASSETS CONSIST OF:
Paid-in capital	$1,313,665,811	$335,213,884	$16,700,838	$724,658,056
Distributable earnings (loss)	313,857,411	60,002,128	3,972,911	(154,604,100)

Net Assets	$1,627,523,222	$395,216,012	$20,673,749	$570,053,956

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	29,150,001	7,400,001	350,001	25,000,001
Net Asset Value	$55.83	$53.41	$59.07	$22.80

† Securities on loan, at value	$195,375,435	$37,545,141	$1,202,024	$52,163,598
†† Cost of foreign cash	$—	$—	$—	$4,859,556

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$60,098,632	$79,879,120	$2,166,008,617	$823,613,215
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	1,465,336	1,766,975	—	—

Securities, at value†	61,300,121	75,802,678	2,151,600,078	811,141,771
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	1,465,336	1,766,975	—	—
Cash	195,829	966,768	491,403	158,433
Cash segregated at broker*	134,083	188,634	—	—
Foreign cash††	523,209	232,341	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	50,107	36,125	—	—
Receivables:
Dividends and interest	583,722	528,137	2,427,238	1,127,970
Securities lending income	3,763	6,056	3,434	3,703
Capital shares issued	—	—	—	5,306,928
Investment adviser	283	360	3,914	2,516
Securities sold	342,374	—	1,754,393	—
Variation margin on futures contracts	—	—	—	—

Total Assets	64,598,827	79,528,074	2,156,280,460	817,741,321

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	3,639	4,996	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	1,465,336	1,766,975	—	—
Deferred compensation (Note 7)	9,781	5,951	259,068	94,231
Investment advisory fees (Note 4)	25,907	31,245	306,582	120,362
Trustee fees (Note 7)	632	632	9,102	5,541
Securities purchased	—	—	1,753,133	5,308,233
Deferred non-US capital gains taxes	—	28,216	—	—
Due to Authorized Participant	330,089	—	—	—
Variation margin on futures contracts	42,159	48,868	—	—
Capital shares redeemed	—	—	—	—
Other	3,500	3,500	—	—

Total Liabilities	1,881,043	1,890,383	2,327,885	5,528,367

Net Assets	$62,717,784	$77,637,691	$2,153,952,575	$812,212,954

NET ASSETS CONSIST OF:
Paid-in capital	$84,671,666	$95,694,025	$2,190,678,485	$818,744,665
Distributable earnings (loss)	(21,953,882)	(18,056,334)	(36,725,910)	(6,531,711)

Net Assets	$62,717,784	$77,637,691	$2,153,952,575	$812,212,954

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	2,900,001	2,900,001	83,804,000	30,600,001
Net Asset Value	$21.63	$26.77	$25.70	$26.54

† Securities on loan, at value	$5,080,629	$5,315,295	$196,220,377	$97,755,280
†† Cost of foreign cash	$530,158	$237,430	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value- Scored Bond Index Fund

ASSETS
Securities, at cost	$109,644,947	$264,573,693	$56,021,111	$920,190,750
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value†	102,737,009	242,634,200	46,122,793	852,591,488
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	4,516,197	3,046,551	604,761	14,769,186
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	299,285	2,176,164	577,397	15,988,229
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	419	1,219	238	2,284
Securities sold	7,422,473	10,293,639	2,940,480	72,884,924
Variation margin on futures contracts	—	—	—	—

Total Assets	114,975,383	258,151,773	50,245,669	956,236,111

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	7,517	16,117	3,628	14,990
Investment advisory fees (Note 4)	18,182	45,715	8,885	262,802
Trustee fees (Note 7)	981	2,927	545	3,272
Securities purchased	6,905,561	11,942,357	3,256,159	79,449,553
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	1,600	1,500	—	6,500

Total Liabilities	6,933,841	12,008,616	3,269,217	79,737,117

Net Assets	$108,041,542	$246,143,157	$46,976,452	$876,498,994

NET ASSETS CONSIST OF:
Paid-in capital	$122,095,074	$272,242,675	$57,927,253	$953,344,046
Distributable earnings (loss)	(14,053,532)	(26,099,518)	(10,950,801)	(76,845,052)

Net Assets	$108,041,542	$246,143,157	$46,976,452	$876,498,994

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	5,050,001	5,100,001	1,000,001	19,750,001
Net Asset Value	$21.39	$48.26	$46.98	$44.38

† Securities on loan, at value	$—	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$28,972,681	$50,547,346	$649,815,804	$99,696,307
Affiliate securities, at cost	—	—	—	55,521,156
Securities Lending Reinvestments, at cost	—	—	—	33,593,976

Securities, at value†	26,237,737	43,698,860	644,113,868	91,442,997
Affiliate securities, at value	—	—	—	51,571,715
Securities Lending Reinvestments, at value	—	—	—	33,593,976
Cash	645,872	579,968	91,226,039	1,010,570
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	406,664	391,929	2,686,327	—
Securities lending income	—	—	—	7,137
Capital shares issued	—	—	—	—
Investment adviser	143	181	1,017	463
Securities sold	887,087	1,104,000	—	—
Variation margin on futures contracts	—	—	—	28,144

Total Assets	28,177,503	45,774,938	738,027,251	177,655,002

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	18,191
Payables:
Cash collateral received from securities loaned	—	—	—	33,593,976
Deferred compensation (Note 7)	225	341	33,164	6,534
Investment advisory fees (Note 4)	4,695	4,526	122,953	25,672
Trustee fees (Note 7)	449	359	2,118	1,038
Securities purchased	1,216,663	964,505	89,645,769	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	500	4,725	—

Total Liabilities	1,222,032	970,231	89,808,729	33,645,411

Net Assets	$26,955,471	$44,804,707	$648,218,522	$144,009,591

NET ASSETS CONSIST OF:
Paid-in capital	$30,234,795	$52,238,513	$654,233,797	$160,387,482
Distributable earnings (loss)	(3,279,324)	(7,433,806)	(6,015,275)	(16,377,891)

Net Assets	$26,955,471	$44,804,707	$648,218,522	$144,009,591

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	600,000	1,050,000	8,675,001	6,175,001
Net Asset Value	$44.93	$42.67	$74.72	$23.32

† Securities on loan, at value	$—	$—	$—	$32,557,764
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2022 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$1,193,609	$1,145,160	$166,485		$13,272,117
Income from non-cash dividends	—	—	13,562		—
Dividend income received from affiliate	—	—	—		9,423
Interest income	130	—	—		—
Securities lending income (net of fees) (Note 2)	6,064	3,009	—		212,126
Foreign withholding tax on dividends	(4,353)	(109,880)	(13,852)		(4,008)
Foreign withholding tax on interest	—	—	—		—

Total Investment Income	1,195,450	1,038,289	166,195		13,489,658

EXPENSES
Deferred compensation (Note 7)	1,361	614	123		13,598
Investment advisory fees	180,812	121,016	30,864		2,043,187
Trustee fees (Note 7)	4,653	2,188	451		48,803
Other expenses (Note 4)	—	—	—		157

Total Gross Expenses Before Fees Reimbursed	186,826	123,818	31,438		2,105,745

Less:
Investment advisory fees reimbursed (Note 4)	(2,033)	(1,004)	(206)		(23,798)

Total Net Expenses	184,793	122,814	31,232		2,081,947

Net Investment Income (Loss)	1,010,657	915,475	134,963		11,407,711

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—		20,169
Transactions in investment securities	(1,551,542)	(1,323,627)	(83,332	)(1)	(1,069,726)
In-kind redemptions on investments in affiliated securities	—	—	—		13,626
In-kind redemptions on investments in securities	5,744,045	1,241,765	—		54,260,141
Expiration or closing of futures contracts	(69,400)	(119,449)	(31,753)		(314,133)
Settlement of forward foreign currency contracts	—	25,132	72		—
Foreign currency transactions	—	(3,822)	(20,474)		—

Net Realized Gain (Loss)	4,123,103	(180,001)	(135,487)		52,910,077

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(11,715,147)	(6,053,559)	(733,385	)(2)	(237,064,958	)(3)
Securities lending	—	—	—		5,737
Futures contracts	(48,083)	(21,986)	3,067		(789,471)
Forward foreign currency contracts	—	21,933	(9)		—
Translation of other assets and liabilities denominated in foreign currencies	—	(40,781)	898		—

Net Change in Unrealized Appreciation (Depreciation)	(11,763,230)	(6,094,393)	(729,429)		(237,848,692)

Net Realized and Unrealized Gain (Loss)	(7,640,127)	(6,274,394)	(864,916)		(184,938,615)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,629,470)	$(5,358,919)	$(729,953)		$(173,530,904)

(1)	Net of non-US capital gains tax of $(19,367).

(2)	Net of deferred non-US capital gains tax of $26,014.

(3)	Includes $(163,655) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

INVESTMENT INCOME
Dividend income	$10,405,483	$4,418,994		$1,071,545	$1,433,150
Income from non-cash dividends	—	253,587		—	—
Dividend income received from affiliate	—	—		—	—
Interest income	22	—		—	—
Securities lending income (net of fees) (Note 2)	243,739	89,117		5,511	2,600
Foreign withholding tax on dividends	(1,042,971)	(537,647)		(166)	—
Foreign withholding tax on interest	—	(4)		—	—

Total Investment Income	9,606,273	4,224,047		1,076,890	1,435,750

EXPENSES
Deferred compensation (Note 7)	4,991	2,567		1,197	1,572
Investment advisory fees	1,196,702	925,867		229,134	308,509
Trustee fees (Note 7)	18,279	9,449		4,143	5,535
Other expenses (Note 4)	—	—		—	—

Total Gross Expenses Before Fees Reimbursed	1,219,972	937,883		234,474	315,616

Less:
Investment advisory fees reimbursed (Note 4)	(9,134)	(4,940)		(1,948)	(2,600)

Total Net Expenses	1,210,838	932,943		232,526	313,016

Net Investment Income (Loss)	8,395,435	3,291,104		844,364	1,122,734

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	—
Transactions in investment securities	7,317,415	(4,821,059)		(653,740)	312,817
In-kind redemptions on investments in affiliated securities	—	—		—	—
In-kind redemptions on investments in securities	4,531,591	1,021,235		1,459,816	6,876,076
Expiration or closing of futures contracts	(690,178)	(557,490)		(96,634)	(10,571)
Settlement of forward foreign currency contracts	(282,644)	43,407		—	—
Foreign currency transactions	(247,224)	(29,927)		—	—

Net Realized Gain (Loss)	10,628,960	(4,343,834)		709,442	7,178,322

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(90,152,176)	(31,205,508	)(1)	(13,886,299)	(31,469,908	)(2)
Securities lending	—	—		—	—
Futures contracts	193,236	72,241		(97,564)	(88,860)
Forward foreign currency contracts	3,515	16,596		—	—
Translation of other assets and liabilities denominated in foreign currencies	(544,866)	7,149		—	—

Net Change in Unrealized Appreciation (Depreciation)	(90,500,291)	(31,109,522)		(13,983,863)	(31,558,768)

Net Realized and Unrealized Gain (Loss)	(79,871,331)	(35,453,356)		(13,274,421)	(24,380,446)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,475,896)	$(32,162,252)		$(12,430,057)	$(23,257,712)

(1)	Net of deferred non-US capital gains tax of $824,320.

(2)	Includes $(13,315) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	FlexShares® ESG & Climate Emerging Markets Core Index Fund
				April 20, 2022* through April 30, 2022

INVESTMENT INCOME
Dividend income	$1,792,696	$25,453	$171,481	$1,585
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	4	4	—	—
Securities lending income (net of fees) (Note 2)	10,757	—	—	—
Foreign withholding tax on dividends	(103,274)	—	(17,295)	(12)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,700,183	25,457	154,186	1,573

EXPENSES
Deferred compensation (Note 7)	1,485	32	65	—
Investment advisory fees	375,518	1,742	4,952	240
Trustee fees (Note 7)	5,303	73	192	8
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	382,306	1,847	5,209	248

Less:
Investment advisory fees reimbursed (Note 4)	(2,660)	(12)	(59)	(2)

Total Net Expenses	379,646	1,835	5,150	246

Net Investment Income (Loss)	1,320,537	23,622	149,036	1,327

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	127,710	(16,243)	(106,156)	—
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	8,341,868	—	—	—
Expiration or closing of futures contracts	(166,170)	(424)	(4,908)	—
Settlement of forward foreign currency contracts	60,192	—	(1,058)	—
Foreign currency transactions	(68,327)	(10)	(1,311)	15,018

Net Realized Gain (Loss)	8,295,273	(16,677)	(113,433)	15,018

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(30,189,604)	(905,044)	(1,388,179)	(112,100	)(1)
Securities lending	—	—	—	—
Futures contracts	(96,809)	(3,792)	(7,397)	(1,547)
Forward foreign currency contracts	25,067	—	(399)	—
Translation of other assets and liabilities denominated in foreign currencies	(25,960)	(29)	(3,169)	(24)

Net Change in Unrealized Appreciation (Depreciation)	(30,287,306)	(908,865)	(1,399,144)	(113,671)

Net Realized and Unrealized Gain (Loss)	(21,992,033)	(925,542)	(1,512,577)	(98,653)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,671,496)	$(901,920)	$(1,363,541)	$(97,326)

*	Commencement of investment operations.

(1)	Net of deferred non-US capital gains tax of $34.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

INVESTMENT INCOME
Dividend income	$149,621,192	$40,005,252		$7,319,886	$—
Income from non-cash dividends	—	—		—	—
Dividend income received from affiliate	—	—		—	519,421
Interest income	—	—		—	—
Securities lending income (net of fees) (Note 2)	525,747	261,538		30,343	—
Foreign withholding tax on dividends	(4,988,679)	(2,373,783)		(259,507)	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	145,158,260	37,893,007		7,090,722	519,421

EXPENSES
Deferred compensation (Note 7)	56,271	21,229		3,567	293
Investment advisory fees	16,267,150	6,073,103		975,594	114,110
Trustee fees (Note 7)	178,430	74,732		12,364	899
Other expenses (Note 4)	—	—		—	—

Total Gross Expenses Before Fees Reimbursed	16,501,851	6,169,064		991,525	115,302

Less:
Investment advisory fees reimbursed (Note 4)	(48,017)	(34,536)		(5,607)	(92,527)

Total Net Expenses	16,453,834	6,134,528		985,918	22,775

Net Investment Income (Loss)	128,704,426	31,758,479		6,104,804	496,646

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	(118,244)
Transactions in investment securities	20,174,687 (1)	(10,433,847	)(2)	5,358,727	—
In-kind redemptions on investments in affiliated securities	—	—		—	—
In-kind redemptions on investments in securities	185,481,517	17,923,478		9,813,262	—
Expiration or closing of futures contracts	1,287,196	280,685		(563,298)	—
Settlement of forward foreign currency contracts	(371,371)	(814,306)		129,114	—
Foreign currency transactions	(288,006)	(1,076,972)		(335,595)	—

Net Realized Gain (Loss)	206,284,023	5,879,038		14,402,210	(118,244)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	845,093,338 (3)	(148,485,385	)(4)	(37,255,755)	(880,549	)(5)
Securities lending	4,122	—		—	—
Futures contracts	(1,750,302)	(394,717)		(430,722)	—
Forward foreign currency contracts	(396,904)	189,928		(65,575)	—
Translation of other assets and liabilities denominated in foreign currencies	(975,849)	(381,474)		(120,149)	—

Net Change in Unrealized Appreciation (Depreciation)	841,974,405	(149,071,648)		(37,872,201)	(880,549)

Net Realized and Unrealized Gain (Loss)	1,048,258,428	(143,192,610)		(23,469,991)	(998,793)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,176,962,854	$(111,434,131)		$(17,365,187)	$(502,147)

(1)	Net of non-US capital gains tax of $(106,667).

(2)	Net of non-US capital gains tax of $(270,661).

(3)	Net of deferred non-US capital gains tax of $1,204,319.

(4)	Net of deferred non-US capital gains tax of $1,413,613.

(5)	Includes $(880,549) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$20,390,013	$5,065,894	$257,130	$15,934,672
Income from non-cash dividends	—	—	—	811,787
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	170,127	33,364	1,912	89,113
Foreign withholding tax on dividends	—	—	—	(1,734,429)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	20,560,140	5,099,258	259,042	15,101,143

EXPENSES
Deferred compensation (Note 7)	13,603	3,665	178	4,883
Investment advisory fees	3,078,009	804,707	40,588	1,415,866
Trustee fees (Note 7)	47,405	12,640	638	17,544
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	3,139,017	821,012	41,404	1,438,293

Less:
Investment advisory fees reimbursed (Note 4)	(20,992)	(5,844)	(292)	(8,624)

Total Net Expenses	3,118,025	815,168	41,112	1,429,669

Net Investment Income (Loss)	17,442,115	4,284,090	217,930	13,671,474

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(18,520,962)	(2,204,777)	(49,825)	(3,065,921)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	45,753,634	27,975,823	778,103	218,774
Expiration or closing of futures contracts	(131,838)	(401,500)	(8,836)	(1,313,325)
Settlement of forward foreign currency contracts	—	—	—	(292,926)
Foreign currency transactions	—	—	—	(425,365)

Net Realized Gain (Loss)	27,100,834	25,369,546	719,442	(4,878,763)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(98,362,111)	(44,031,131)	(1,966,035)	(72,065,005)
Securities lending	1,412	—	—	—
Futures contracts	(638,373)	(202,718)	(18,436)	193,749
Forward foreign currency contracts	—	—	—	(49,356)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(352,947)

Net Change in Unrealized Appreciation (Depreciation)	(98,999,072)	(44,233,849)	(1,984,471)	(72,273,559)

Net Realized and Unrealized Gain (Loss)	(71,898,238)	(18,864,303)	(1,265,029)	(77,152,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,456,123)	$(14,580,213)	$(1,047,099)	$(63,480,848)

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$1,729,649	$1,965,934		$—	$—
Income from non-cash dividends	—	238,616		—	—
Dividend income received from affiliate	—	—		—	—
Interest income	—	—		50,037,599	23,268,093
Securities lending income (net of fees) (Note 2)	12,359	18,223		15,005	25,313
Foreign withholding tax on dividends	(166,188)	(237,448)		—	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	1,575,820	1,985,325		50,052,604	23,293,406

EXPENSES
Deferred compensation (Note 7)	559	629		13,618	6,156
Investment advisory fees	161,740	189,344		1,473,464	689,050
Administration fees (Note 5)	—	—		—	30,372
Trustee fees (Note 7)	2,022	2,295		40,686	20,970
Other expenses (Note 4)	—	—		—	—

Total Gross Expenses Before Fees Reimbursed	164,321	192,268		1,527,768	746,548

Less:
Investment advisory fees reimbursed (Note 4)	(980)	(1,081)		(14,446)	(38,965)

Total Net Expenses	163,341	191,187		1,513,322	707,583

Net Investment Income (Loss)	1,412,479	1,794,138		48,539,282	22,585,823

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	—
Transactions in investment securities	(574,608)	(1,168,302	)(1)	2,845,499	(1,012,790)
In-kind redemptions on investments in affiliated securities	—	—		—	—
In-kind redemptions on investments in securities	170,629	—		716,750	3,494,379
Expiration or closing of futures contracts	(188,337)	(189,274)		—	—
Settlement of forward foreign currency contracts	54,271	26,991		—	—
Foreign currency transactions	(115,711)	(56,934)		—	—

Net Realized Gain (Loss)	(653,756)	(1,387,519)		3,562,249	2,481,589

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(6,389,061)	(9,033,158	)(2)	(67,325,074)	(52,098,191)
Securities lending	—	—		—	—
Futures contracts	(11,945)	(36,517)		—	—
Forward foreign currency contracts	32,947	27,067		—	—
Translation of other assets and liabilities denominated in foreign currencies	(36,844)	(36,142)		—	—

Net Change in Unrealized Appreciation (Depreciation)	(6,404,903)	(9,078,750)		(67,325,074)	(52,098,191)

Net Realized and Unrealized Gain (Loss)	(7,058,659)	(10,466,269)		(63,762,825)	(49,616,602)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,646,180)	$(8,672,131)		$(15,223,543)	$(27,030,779)

(1)	Net of non-US capital gains tax of $(12,828).

(2)	Net of deferred non-US capital gains tax of $28,216.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Operations (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit- Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value- Scored Bond Index Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	472,547	3,041,687	990,633	21,535,086
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	472,547	3,041,687	990,633	21,535,086

EXPENSES
Deferred compensation (Note 7)	861	2,335	456	5,574
Investment advisory fees	114,676	326,620	60,537	1,308,214
Trustee fees (Note 7)	3,311	9,166	1,696	17,406
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	118,848	338,121	62,689	1,331,194

Less:
Investment advisory fees reimbursed (Note 4)	(1,421)	(4,412)	(890)	(6,488)

Total Net Expenses	117,427	333,709	61,799	1,324,706

Net Investment Income (Loss)	355,120	2,707,978	928,834	20,210,380

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(2,107,164)	(4,201,144)	(1,187,296)	(12,607,175)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	—	—	416,638
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(2,107,164)	(4,201,144)	(1,187,296)	(12,190,537)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(7,132,054)	(23,096,542)	(11,754,532)	(67,666,055)
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(7,132,054)	(23,096,542)	(11,754,532)	(67,666,055)

Net Realized and Unrealized Gain (Loss)	(9,239,218)	(27,297,686)	(12,941,828)	(79,856,592)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,884,098)	$(24,589,708)	$(12,012,994)	$(59,646,212)

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$560,150
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	693,931
Interest income	737,431	519,508	1,831,683	612
Securities lending income (net of fees) (Note 2)	—	—	—	24,279
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	737,431	519,508	1,831,683	1,278,972

EXPENSES
Deferred compensation (Note 7)	273	388	3,657	1,000
Investment advisory fees	39,628	28,207	572,073	230,238
Trustee fees (Note 7)	1,339	1,442	10,558	3,658
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	41,240	30,037	586,288	234,896

Less:
Investment advisory fees reimbursed (Note 4)	(788)	(701)	(3,055)	(96,965)

Total Net Expenses	40,452	29,336	583,233	137,931

Net Investment Income (Loss)	696,979	490,172	1,248,450	1,141,041

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	(2,540,954)
Transactions in investment securities	(446,707)	(590,220)	(464,835)	(353,649)
In-kind redemptions on investments in affiliated securities	—	—	—	(8,868)
In-kind redemptions on investments in securities	(72,176)	—	—	58,605
Expiration or closing of futures contracts	—	—	—	(5,785)
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(518,883)	(590,220)	(464,835)	(2,850,651)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(2,325,179)	(6,165,917)	(6,347,887)	(12,608,855	)(1)
Securities lending	—	—	—	—
Futures contracts	—	—	—	28,144
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(2,325,179)	(6,165,917)	(6,347,887)	(12,580,711)

Net Realized and Unrealized Gain (Loss)	(2,844,062)	(6,756,137)	(6,812,722)	(15,431,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,147,083)	$(6,265,965)	$(5,564,272)	$(14,290,321)

(1)	Includes $(4,010,788) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$1,010,657	$1,643,691	$915,475	$2,226,694
Net realized gain (loss)	4,123,103	9,877,154	(180,001)	4,060,236
Net change in unrealized appreciation (depreciation)	(11,763,230)	29,486,420	(6,094,393)	8,924,507

Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,629,470)	41,007,265	(5,358,919)	15,211,437

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(931,512)	(1,694,565)	(880,977)	(2,249,889)

Total distributions	(931,512)	(1,694,565)	(880,977)	(2,249,889)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	29,086,514	56,108,720	8,149,550	13,390,874
Cost of shares redeemed	(21,078,049)	(44,870,466)	(8,015,506)	(16,728,469)

Net Increase (Decrease) from Capital Transactions	8,008,465	11,238,254	134,044	(3,337,595)

Total Increase (Decrease) in Net Assets	447,483	50,550,954	(6,105,852)	9,623,953

NET ASSETS
Beginning of Period	$161,074,492	$110,523,538	$75,370,957	$65,747,004

End of Period	$161,521,975	$161,074,492	$69,265,105	$75,370,957

SHARE TRANSACTIONS
Beginning of period	2,950,001	2,700,001	2,700,001	2,800,001
Shares issued	—	—	100,000	—
Shares issued in-kind	550,000	1,150,000	200,000	500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(900,000)	(300,000)	(600,000)

Shares Outstanding, End of Period	3,100,001	2,950,001	2,700,001	2,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$134,963	$384,138	$11,407,711	$20,467,734
Net realized gain (loss)	(135,487)	204,217	52,910,077	125,723,634
Net change in unrealized appreciation (depreciation)	(729,429)	669,161	(237,848,692)	436,303,767

Net Increase (Decrease) in Net Assets
Resulting from Operations	(729,953)	1,257,516	(173,530,904)	582,495,135

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(148,467)	(269,007)	(11,284,311)	(19,993,786)

Total distributions	(148,467)	(269,007)	(11,284,311)	(19,993,786)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	5,276,872	44,415,344	95,734,574
Cost of shares redeemed	—	—	(89,630,006)	(106,003,334)

Net Increase (Decrease) from Capital Transactions	—	5,276,872	(45,214,662)	(10,268,760)

Total Increase (Decrease) in Net Assets	(878,420)	6,265,381	(230,029,877)	552,232,589

NET ASSETS
Beginning of Period	$15,843,691	$9,578,310	$1,727,019,018	$1,174,786,429

End of Period	$14,965,271	$15,843,691	$1,496,989,141	$1,727,019,018

SHARE TRANSACTIONS
Beginning of period	600,001	400,001	9,650,001	9,700,001
Shares issued	—	—	—	—
Shares issued in-kind	—	200,000	250,000	600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(500,000)	(650,000)

Shares Outstanding, End of Period	600,001	600,001	9,400,001	9,650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$8,395,435	$15,324,867	$3,291,104	$7,624,187
Net realized gain (loss)	10,628,960	21,856,890	(4,343,834)	25,611,349
Net change in unrealized appreciation (depreciation)	(90,500,291)	152,302,928	(31,109,522)	31,176,773

Net Increase (Decrease) in Net Assets
Resulting from Operations	(71,475,896)	189,484,685	(32,162,252)	64,412,309

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(12,030,789)	(13,410,048)	(5,433,825)	(6,011,707)

Total distributions	(12,030,789)	(13,410,048)	(5,433,825)	(6,011,707)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	14,615,863	44,016,396	—	50,124,591
Cost of shares redeemed	(26,233,611)	(70,468,136)	(28,171,247)	—

Net Increase (Decrease) from Capital Transactions	(11,617,748)	(26,451,740)	(28,171,247)	50,124,591

Total Increase (Decrease) in Net Assets	(95,124,433)	149,622,897	(65,767,324)	108,525,193

NET ASSETS
Beginning of Period	$648,638,493	$499,015,596	$334,371,995	$225,846,802

End of Period	$553,514,060	$648,638,493	$268,604,671	$334,371,995

SHARE TRANSACTIONS
Beginning of period	8,800,001	9,200,001	5,500,001	4,700,001
Shares issued	—	—	—	—
Shares issued in-kind	200,000	600,000	—	800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(1,000,000)	(500,000)	—

Shares Outstanding, End of Period	8,600,001	8,800,001	5,000,001	5,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Select Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$844,364	$1,172,409	$1,122,734	$2,051,388
Net realized gain (loss)	709,442	5,820,892	7,178,322	25,495,358
Net change in unrealized appreciation (depreciation)	(13,983,863)	26,126,364	(31,558,768)	24,935,787

Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,430,057)	33,119,665	(23,257,712)	52,482,533

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(800,199)	(1,136,947)	(1,155,791)	(1,955,493)

Total distributions	(800,199)	(1,136,947)	(1,155,791)	(1,955,493)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	13,543,283	54,387,819	30,792,000	115,766,022
Cost of shares redeemed	(3,766,641)	(13,737,728)	(17,029,708)	(63,701,888)

Net Increase (Decrease) from Capital Transactions	9,776,642	40,650,091	13,762,292	52,064,134

Total Increase (Decrease) in Net Assets	(3,453,614)	72,632,809	(10,651,211)	102,591,174

NET ASSETS
Beginning of Period	$144,475,249	$71,842,440	$191,642,745	$89,051,571

End of Period	$141,021,635	$144,475,249	$180,991,534	$191,642,745

SHARE TRANSACTIONS
Beginning of period	2,875,001	2,025,001	1,700,001	1,125,001
Shares issued	—	—	—	—
Shares issued in-kind	275,000	1,150,000	275,000	1,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(75,000)	(300,000)	(150,000)	(625,000)

Shares Outstanding, End of Period	3,075,001	2,875,001	1,825,001	1,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund		FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	September 20, 2021* through October 31, 2021

OPERATIONS
Net investment income (loss)	$1,320,537	$2,456,041	$23,622	$2,838
Net realized gain (loss)	8,295,273	13,795,248	(16,677)	(534)
Net change in unrealized appreciation (depreciation)	(30,287,306)	34,498,730	(908,865)	167,182

Net Increase (Decrease) in Net Assets
Resulting from Operations	(20,671,496)	50,750,019	(901,920)	169,486

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,268,473)	(2,324,712)	(17,337)	—

Total distributions	(1,268,473)	(2,324,712)	(17,337)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	14,352,430	53,795,593	11,288,265	—
Cost of shares redeemed	(14,389,810)	(27,826,718)	—	—

Net Increase (Decrease) from Capital Transactions	(37,380)	25,968,875	11,288,265	—

Total Increase (Decrease) in Net Assets	(21,977,349)	74,394,182	10,369,008	169,486

NET ASSETS
Beginning of Period	$185,717,474	$111,323,292	$2,669,486	$2,500,000	(2),(3)

End of Period	$163,740,125	$185,717,474	$13,038,494	$2,669,486

SHARE TRANSACTIONS
Beginning of period	1,250,001	1,050,001	50,000	50,000	(2)
Shares issued	50,000	—	—	—
Shares issued in-kind	50,000	400,000	225,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	(200,000)	—	—

Shares Outstanding, End of Period	1,250,001	1,250,001	275,000	50,000

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the NAV that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund			FlexShares® ESG & Climate Emerging Markets Core Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	September 20, 2021* through October 31, 2021		April 20, 2022* through April 30, 2022

OPERATIONS
Net investment income (loss)	$149,036	$15,775		$1,327
Net realized gain (loss)	(113,433)	(777)		15,018
Net change in unrealized appreciation (depreciation)	(1,399,144)	103,891		(113,671)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,363,541)	118,889		(97,326)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(57,093)	—		—

Total distributions	(57,093)	—		—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	14,322,715	—		—
Cost of shares redeemed	—	—		—

Net Increase (Decrease) from Capital Transactions	14,322,715	—		—

Total Increase (Decrease) in Net Assets	12,902,081	118,889		(97,326)

NET ASSETS
Beginning of Period	$5,119,060	$5,000,171	(2),(3)	$5,000,000	(2),(3)

End of Period	$18,021,141	$5,119,060		$4,902,674

SHARE TRANSACTIONS
Beginning of period	100,000	100,000	(2)	100,000	(2)
Shares issued	—	—		—
Shares issued in-kind	300,000	—		—
Shares redeemed	—	—		—
Shares redeemed in-kind	—	—		—

Shares Outstanding, End of Period	400,000	100,000		100,000

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the NAV that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$128,704,426	$188,997,153	$31,758,479	$61,807,665
Net realized gain (loss)	206,284,023	(71,904,345)	5,879,038	117,716,133
Net change in unrealized appreciation (depreciation)	841,974,405	1,409,046,021	(149,071,648)	271,965,150

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,176,962,854	1,526,138,829	(111,434,131)	451,488,948

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(128,767,470)	(167,354,837)	(34,319,736)	(58,905,802)

Total distributions	(128,767,470)	(167,354,837)	(34,319,736)	(58,905,802)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,436,199,035	1,894,646,901	93,605,875	754,964,371
Cost of shares redeemed	(396,381,443)	(125,446,435)	(53,816,491)	(360,237,628)

Net Increase (Decrease) from Capital Transactions	1,039,817,592	1,769,200,466	39,789,384	394,726,743

Total Increase (Decrease) in Net Assets	2,088,012,976	3,127,984,458	(105,964,483)	787,309,889

NET ASSETS
Beginning of Period	$6,052,710,266	$2,924,725,808	$2,643,906,066	$1,856,596,177

End of Period	$8,140,723,242	$6,052,710,266	$2,537,941,583	$2,643,906,066

SHARE TRANSACTIONS
Beginning of period	156,550,001	109,500,001	45,800,001	38,600,001
Shares issued	—	—	—	—
Shares issued in-kind	33,600,000	50,850,000	1,650,000	13,350,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(9,250,000)	(3,800,000)	(950,000)	(6,150,000)

Shares Outstanding, End of Period	180,900,001	156,550,001	46,500,001	45,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$6,104,804	$7,422,552	$496,646	$379,252
Net realized gain (loss)	14,402,210	10,254,699	(118,244)	233,987
Net change in unrealized appreciation (depreciation)	(37,872,201)	91,009,496	(880,549)	1,551,258

Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,365,187)	108,686,747	(502,147)	2,164,497

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(6,447,159)	(5,654,125)	(504,499)	(383,940)

Total distributions	(6,447,159)	(5,654,125)	(504,499)	(383,940)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	55,270,757	74,006,928	22,912,687	24,868,156
Cost of shares redeemed	(30,361,538)	(23,016,532)	—	(850,756)

Net Increase (Decrease) from Capital Transactions	24,909,219	50,990,396	22,912,687	24,017,400

Total Increase (Decrease) in Net Assets	1,096,873	154,023,018	21,906,041	25,797,957

NET ASSETS
Beginning of Period	$418,597,383	$264,574,365	$30,299,686	$4,501,729

End of Period	$419,694,256	$418,597,383	$52,205,727	$30,299,686

SHARE TRANSACTIONS
Beginning of period	5,950,001	5,200,001	900,001	175,001
Shares issued	—	—	—	—
Shares issued in-kind	800,000	1,150,000	675,000	750,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(450,000)	(400,000)	—	(25,000)

Shares Outstanding, End of Period	6,300,001	5,950,001	1,575,001	900,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$17,442,115	$32,968,130	$4,284,090	$9,828,754
Net realized gain (loss)	27,100,834	155,267,183	25,369,546	61,643,521
Net change in unrealized appreciation (depreciation)	(98,999,072)	267,516,624	(44,233,849)	63,438,797

Net Increase (Decrease) in Net Assets
Resulting from Operations	(54,456,123)	455,751,937	(14,580,213)	134,911,072

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(17,822,843)	(31,171,462)	(4,409,901)	(9,806,498)

Total distributions	(17,822,843)	(31,171,462)	(4,409,901)	(9,806,498)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	271,620,405	441,818,714	66,824,673	116,279,178
Cost of shares redeemed	(214,363,097)	(489,030,914)	(100,676,533)	(204,498,560)

Net Increase (Decrease) from Capital Transactions	57,257,308	(47,212,200)	(33,851,860)	(88,219,382)

Total Increase (Decrease) in Net Assets	(15,021,658)	377,368,275	(52,841,974)	36,885,192

NET ASSETS
Beginning of Period	$1,642,544,880	$1,265,176,605	$448,057,986	$411,172,794

End of Period	$1,627,523,222	$1,642,544,880	$395,216,012	$448,057,986

SHARE TRANSACTIONS
Beginning of period	28,150,001	29,150,001	8,000,001	9,650,001
Shares issued	—	—	—	—
Shares issued in-kind	4,700,000	8,100,000	1,200,000	2,250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(3,700,000)	(9,100,000)	(1,800,000)	(3,900,000)

Shares Outstanding, End of Period	29,150,001	28,150,001	7,400,001	8,000,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$217,930	$404,524	$13,671,474	$22,006,728
Net realized gain (loss)	719,442	1,782,150	(4,878,763)	48,065,144
Net change in unrealized appreciation (depreciation)	(1,984,471)	4,139,378	(72,273,559)	73,816,552

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,047,099)	6,326,052	(63,480,848)	143,888,424

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(218,313)	(369,573)	(10,341,805)	(20,693,535)

Total distributions	(218,313)	(369,573)	(10,341,805)	(20,693,535)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	3,151,733	5,862,851	30,175,935	60,426,090
Cost of shares redeemed	(3,117,576)	(3,095,145)	(2,306,229)	(21,090,657)

Net Increase (Decrease) from Capital Transactions	34,157	2,767,706	27,869,706	39,335,433

Total Increase (Decrease) in Net Assets	(1,231,255)	8,724,185	(45,952,947)	162,530,322

NET ASSETS
Beginning of Period	$21,905,004	$13,180,819	$616,006,903	$453,476,581

End of Period	$20,673,749	$21,905,004	$570,053,956	$616,006,903

SHARE TRANSACTIONS
Beginning of period	350,001	300,001	23,900,001	22,500,001
Shares issued	—	—	—	—
Shares issued in-kind	50,000	100,000	1,200,000	2,300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	(50,000)	(100,000)	(900,000)

Shares Outstanding, End of Period	350,001	350,001	25,000,001	23,900,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$1,412,479	$2,799,484	$1,794,138	$2,288,529
Net realized gain (loss)	(653,756)	5,928,070	(1,387,519)	1,919,295
Net change in unrealized appreciation (depreciation)	(6,404,903)	8,195,139	(9,078,750)	5,806,232

Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,646,180)	16,922,693	(8,672,131)	10,014,056

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(953,475)	(2,683,528)	(1,400,102)	(1,876,931)

Total distributions	(953,475)	(2,683,528)	(1,400,102)	(1,876,931)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	11,735,227	45,461,250
Cost of shares redeemed	(2,141,152)	(2,184,308)	—	—

Net Increase (Decrease) from Capital Transactions	(2,141,152)	(2,184,308)	11,735,227	45,461,250

Total Increase (Decrease) in Net Assets	(8,740,807)	12,054,857	1,662,994	53,598,375

NET ASSETS
Beginning of Period	$71,458,591	$59,403,734	$75,974,697	$22,376,322

End of Period	$62,717,784	$71,458,591	$77,637,691	$75,974,697

SHARE TRANSACTIONS
Beginning of period	3,000,001	3,100,001	2,500,001	1,000,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	400,000	1,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	(100,000)	—	—

Shares Outstanding, End of Period	2,900,001	3,000,001	2,900,001	2,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$48,539,282	$58,365,045	$22,585,823	$26,012,110
Net realized gain (loss)	3,562,249	36,821,507	2,481,589	12,575,174
Net change in unrealized appreciation (depreciation)	(67,325,074)	(1,328,792)	(52,098,191)	2,282,079

Net Increase (Decrease) in Net Assets
Resulting from Operations	(15,223,543)	93,857,760	(27,030,779)	40,869,363

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(34,384,238)	(61,292,947)	(17,189,819)	(26,674,665)

Total distributions	(34,384,238)	(61,292,947)	(17,189,819)	(26,674,665)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	777,809,011	302,448,698	200,701,344	155,885,058
Cost of shares redeemed	(11,833,074)	(326,919,699)	(58,747,101)	(51,695,657)

Net Increase (Decrease) from Capital Transactions	765,975,937	(24,471,001)	141,954,243	104,189,401

Total Increase (Decrease) in Net Assets	716,368,156	8,093,812	97,733,645	118,384,099

NET ASSETS
Beginning of Period	$1,437,584,419	$1,429,490,607	$714,479,309	$596,095,210

End of Period	$2,153,952,575	$1,437,584,419	$812,212,954	$714,479,309

SHARE TRANSACTIONS
Beginning of period	54,504,000	55,554,000	25,500,001	21,800,001
Shares issued	—	—	—	—
Shares issued in-kind	29,750,000	11,450,000	7,250,000	5,550,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(450,000)	(12,500,000)	(2,150,000)	(1,850,000)

Shares Outstanding, End of Period	83,804,000	54,504,000	30,600,001	25,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$355,120	$381,266	$2,707,978	$4,833,547
Net realized gain (loss)	(2,107,164)	1,283,596	(4,201,144)	3,014,355
Net change in unrealized appreciation (depreciation)	(7,132,054)	(2,030,761)	(23,096,542)	(6,321,483)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,884,098)	(365,899)	(24,589,708)	1,526,419

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,360,472)	(2,676,548)	(5,391,860)	(7,983,218)

Total distributions	(1,360,472)	(2,676,548)	(5,391,860)	(7,983,218)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	18,157,387	19,053,611	21,196,585	133,299,728
Cost of shares redeemed	(11,114,063)	(4,788,861)	(60,811,839)	(13,500,359)

Net Increase (Decrease) from Capital Transactions	7,043,324	14,264,750	(39,615,254)	119,799,369

Total Increase (Decrease) in Net Assets	(3,201,246)	11,222,303	(69,596,822)	113,342,570

NET ASSETS
Beginning of Period	$111,242,788	$100,020,485	$315,739,979	$202,397,409

End of Period	$108,041,542	$111,242,788	$246,143,157	$315,739,979

SHARE TRANSACTIONS
Beginning of period	4,750,001	4,150,001	5,900,001	3,700,001
Shares issued	800,000	800,000	400,000	2,250,000
Shares issued in-kind	—	—	—	200,000
Shares redeemed	(500,000)	(200,000)	(1,200,000)	—
Shares redeemed in-kind	—	—	—	(250,000)

Shares Outstanding, End of Period	5,050,001	4,750,001	5,100,001	5,900,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® High Yield Value-Scored Bond Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$928,834	$1,701,113	$20,210,380	$15,485,875
Net realized gain (loss)	(1,187,296)	1,029,123	(12,190,537)	9,388,965
Net change in unrealized appreciation (depreciation)	(11,754,532)	(16,024)	(67,666,055)	1,852,410

Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,012,994)	2,714,212	(59,646,212)	26,727,250

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,865,131)	(3,440,094)	(23,507,612)	(14,752,663)

Total distributions	(1,865,131)	(3,440,094)	(23,507,612)	(14,752,663)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	27,084,379	453,262,692	415,533,944
Cost of shares redeemed	—	(11,864,331)	(68,793,574)	(41,947,766)

Net Increase (Decrease) from Capital Transactions	—	15,220,048	384,469,118	373,586,178

Total Increase (Decrease) in Net Assets	(13,878,125)	14,494,166	301,315,294	385,560,765

NET ASSETS
Beginning of Period	$60,854,577	$46,360,411	$575,183,700	$189,622,935

End of Period	$46,976,452	$60,854,577	$876,498,994	$575,183,700

SHARE TRANSACTIONS
Beginning of period	1,000,001	750,001	11,600,001	4,100,001
Shares issued	—	450,000	8,050,000	7,200,000
Shares issued in-kind	—	—	1,500,000	1,150,000
Shares redeemed	—	(200,000)	(1,300,000)	(850,000)
Shares redeemed in-kind	—	—	(100,000)	—

Shares Outstanding, End of Period	1,000,001	1,000,001	19,750,001	11,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund			FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
	Six Months Ended April 30, 2022 (Unaudited)	September 20, 2021* through October 31, 2021		Six Months Ended April 30, 2022 (Unaudited)	September 20, 2021* through October 31, 2021

OPERATIONS
Net investment income (loss)	$696,979	$208,614		$490,172	$102,578
Net realized gain (loss)	(518,883)	(16,194)		(590,220)	(68,270)
Net change in unrealized appreciation (depreciation)	(2,325,179)	(409,765)		(6,165,917)	(682,569)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,147,083)	(217,345)		(6,265,965)	(648,261)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(914,896)	—		(519,580)	—

Total distributions	(914,896)	—		(519,580)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,960,576	—		2,243,196	—
Cost of shares redeemed	(24,709,761)	—		—	—

Net Increase (Decrease) from Capital Transactions	(19,749,185)	—		2,243,196	—

Total Increase (Decrease) in Net Assets	(22,811,164)	(217,345)		(4,542,349)	(648,261)

NET ASSETS
Beginning of Period	$49,766,635	$49,983,980	(2),(3)	$49,347,056	$49,995,317	(2),(3)

End of Period	$26,955,471	$49,766,635		$44,804,707	$49,347,056

SHARE TRANSACTIONS
Beginning of period	1,000,000	1,000,000	(2)	1,000,000	1,000,000	(2)
Shares issued	100,000	—		50,000	—
Shares issued in-kind	—	—		—	—
Shares redeemed	(300,000)	—		—	—
Shares redeemed in-kind	(200,000)	—		—	—

Shares Outstanding, End of Period	600,000	1,000,000		1,050,000	1,000,000

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the NAV that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Ready Access Variable Income Fund		FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

OPERATIONS
Net investment income (loss)	$1,248,450	$2,617,948	$1,141,041	$1,991,134
Net realized gain (loss)	(464,835)	1,261,361	(2,850,651)	252,759
Net change in unrealized appreciation (depreciation)	(6,347,887)	(2,362,864)	(12,580,711)	(1,848,559)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,564,272)	1,516,445	(14,290,321)	395,334

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(2,105,236)	(3,046,370)	(1,251,519)	(2,693,092)

Total distributions	(2,105,236)	(3,046,370)	(1,251,519)	(2,693,092)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	334,362,025	55,265,356	40,599,544	36,362,834
Cost of shares redeemed	(52,813,134)	(148,597,576)	(7,565,081)	(16,671,414)

Net Increase (Decrease) from Capital Transactions	281,548,891	(93,332,220)	33,034,463	19,691,420

Total Increase (Decrease) in Net Assets	273,879,383	(94,862,145)	17,492,623	17,393,662

NET ASSETS
Beginning of Period	$374,339,139	$469,201,284	$126,516,968	$109,123,306

End of Period	$648,218,522	$374,339,139	$144,009,591	$126,516,968

SHARE TRANSACTIONS
Beginning of period	4,925,001	6,150,001	4,825,001	4,075,001
Shares issued	4,450,000	725,000	—	—
Shares issued in-kind	—	—	1,650,000	1,375,000
Shares redeemed	(700,000)	(1,950,000)	—	—
Shares redeemed in-kind	—	—	(300,000)	(625,000)

Shares Outstanding, End of Period	8,675,001	4,925,001	6,175,001	4,825,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Trust

Financial Highlights

	FlexShares® US Quality Low Volatility Index Fund
	Six Months ended April 30, 2022 (Unaudited)			For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2021	2020

Net asset value, beginning of period	$54.60	$40.93	$40.44	$40.00

PER SHARE

Investment Operations
Net Investment Income	0.33 (a)	0.57 (a)	0.64 (a)	0.17 (a)
Net Realized and Unrealized Gain (Loss)	(2.53)	13.69	0.38	0.35

Total from Operations	(2.20)	14.26	1.02	0.52

Distributions
Net Investment Income	(0.30)	(0.59)	(0.53)	(0.08)

Total from Distributions	(0.30)	(0.59)	(0.53)	(0.08)

Net Asset Value, end of period	$52.10	$54.60	$40.93	$40.44

Total Return(b)
Net Asset Value(d)	(4.05)%	35.05%	2.63%	1.30%
Market Value (Unaudited)(e)	(4.03)%	34.99%	2.60%	1.43%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	1.23%	1.17%	1.55%	1.45%
Net Investment Income Net of Reimbursements	1.23%	1.17%	1.56%	1.45%

Supplemental Data
Portfolio Turnover Rate(b)(f)	22%	43%	47%	9%
Net assets, end of period (thousands)	$161,522	$161,074	$110,524	$6,067

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months ended April 30, 2022 (Unaudited)			For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2021	2020

Net asset value, beginning of period	$27.92	$23.48	$25.60	$25.00

PER SHARE

Investment Operations
Net Investment Income	0.33 (a)	0.73 (a)	0.64 (a)	0.16 (a)
Net Realized and Unrealized Gain (Loss)	(2.29)	4.43	(2.22)	0.53

Total from Operations	(1.96)	5.16	(1.58)	0.69

Distributions
Net Investment Income	(0.31)	(0.72)	(0.54)	(0.09)

Total from Distributions	(0.31)	(0.72)	(0.54)	(0.09)

Net Asset Value, end of period	$25.65	$27.92	$23.48	$25.60

Total Return(b)
Net Asset Value(d)	(7.08)%	22.05%	(6.24)%	2.76%
Market Value (Unaudited)(e)	(8.18)%	21.88%	(6.06)%	3.04%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.32%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	2.42%	2.68%	2.63%	2.21%
Net Investment Income Net of Reimbursements	2.42%	2.68%	2.64%	2.21%

Supplemental Data
Portfolio Turnover Rate(b)(f)	28%	56%	62%	14%
Net assets, end of period (thousands)	$69,265	$75,371	$65,747	$5,120

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund
	Six Months ended April 30, 2022 (Unaudited)			For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2021	2020

Net asset value, beginning of period	$26.41	$23.95	$24.94	$25.00

PER SHARE

Investment Operations
Net Investment Income	0.22 (a)	0.69 (a)	0.56 (a)	0.23 (a)
Net Realized and Unrealized Gain (Loss)	(1.44)	2.22	(0.91)	(0.18)

Total from Operations	(1.22)	2.91	(0.35)	0.05

Distributions
Net Investment Income	(0.25)	(0.45)	(0.64)	(0.11)

Total from Distributions	(0.25)	(0.45)	(0.64)	(0.11)

Net Asset Value, end of period	$24.94	$26.41	$23.95	$24.94

Total Return(b)
Net Asset Value(d)	(4.62)%	12.09%	(1.41)%	0.19%
Market Value (Unaudited)(e)	(5.54)%	11.62%	(0.59)%	0.31%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.41%	0.41%	0.41%	0.40%
Expenses net of reimbursements	0.40%	0.40%	0.40%	0.40%
Net Investment Income Before Reimbursements	1.75%	2.57%	2.38%	3.18%
Net Investment Income Net of Reimbursements	1.75%	2.58%	2.39%	3.18%

Supplemental Data
Portfolio Turnover Rate(b)(f)	25%	54%	81%	12%
Net assets, end of period (thousands)	$14,965	$15,844	$9,578	$4,989

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$178.97	$121.11	$119.52	$110.13	$107.50	$88.32

PER SHARE

Investment Operations
Net Investment Income	1.21 (a)	2.08 (a)	2.10 (a)	1.95 (a)	2.02 (a)	1.74 (a)
Net Realized and Unrealized Gain (Loss)	(19.75)	57.80	1.60	9.33	2.59	19.13

Total from Operations	(18.54)	59.88	3.70	11.28	4.61	20.87

Distributions
Net Investment Income	(1.18)	(2.02)	(2.11)	(1.89)	(1.98)	(1.69)

Total from Distributions	(1.18)	(2.02)	(2.11)	(1.89)	(1.98)	(1.69)

Net Asset Value, end of period	$159.25	$178.97	$121.11	$119.52	$110.13	$107.50

Total Return(b)
Net Asset Value(d)	(10.42)%	49.68%	3.28%	10.41%	4.22%	23.77%
Market Value (Unaudited)(e)	(10.38)%	49.57%	3.33%	10.41%	4.19%	23.72%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.25%	0.26%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	1.39%	1.28%	1.78%	1.72%	1.77%	1.73%
Net Investment Income Net of Reimbursements	1.40%	1.29%	1.79%	1.72%	1.77%	1.74%

Supplemental Data
Portfolio Turnover Rate(b)(f)	6%	24%	26%	28%	15%	22%
Net assets, end of period (thousands)	$1,496,989	$1,727,019	$1,174,786	$1,446,137	$1,387,665	$1,150,199

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$73.71	$54.24	$62.67	$59.76	$67.51	$55.62

PER SHARE

Investment Operations
Net Investment Income	0.95 (a)	1.71 (a)	1.31 (a)	1.85 (a)	1.78 (a)	1.58	(a)
Net Realized and Unrealized Gain (Loss)	(8.93)	19.27	(7.88)	2.89	(7.39)	11.91	(g)

Total from Operations	(7.98)	20.98	(6.57)	4.74	(5.61)	13.49

Distributions
Net Investment Income	(1.37)	(1.51)	(1.86)	(1.83)	(2.14)	(1.60)

Total from Distributions	(1.37)	(1.51)	(1.86)	(1.83)	(2.14)	(1.60)

Net Asset Value, end of period	$64.36	$73.71	$54.24	$62.67	$59.76	$67.51

Total Return(b)
Net Asset Value(d)	(10.97)%	38.79%	(10.57)%	8.13%	(8.61)%	24.58	%(g)
Market Value (Unaudited)(e)	(12.20)%	38.95%	(10.23)%	8.16%	(9.48)%	25.38%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.40%	0.40%	0.40%	0.40%	0.39%	0.40%
Expenses net of reimbursements	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net Investment Income Before Reimbursements	2.74%	2.42%	2.28%	3.09%	2.65%	2.57%
Net Investment Income Net of Reimbursements	2.74%	2.42%	2.28%	3.09%	2.65%	2.57%

Supplemental Data
Portfolio Turnover Rate(b)(f)	16%	29%	21%	25%	34%	22%
Net assets, end of period (thousands)	$553,514	$648,638	$499,016	$965,142	$968,096	$985,608

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$60.79	$48.05	$50.42	$47.92	$57.38	$47.52

PER SHARE

Investment Operations
Net Investment Income	0.60 (a)	1.51 (a)	1.02 (a)	1.49 (a)	1.46 (a)	1.28 (a)
Net Realized and Unrealized Gain (Loss)	(6.68)	12.40	(1.97)	2.46	(9.34)	9.80

Total from Operations	(6.08)	13.91	(0.95)	3.95	(7.88)	11.08

Distributions
Net Investment Income	(0.99)	(1.17)	(1.42)	(1.45)	(1.58)	(1.22)

Total from Distributions	(0.99)	(1.17)	(1.42)	(1.45)	(1.58)	(1.22)

Net Asset Value, end of period	$53.72	$60.79	$48.05	$50.42	$47.92	$57.38

Total Return(b)
Net Asset Value(d)	(10.14)%	28.95%	(1.86)%	8.29%	(14.05)%	23.56%
Market Value (Unaudited)(e)	(11.91)%	30.12%	(1.44)%	8.08%	(15.22)%	23.47%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.60%	0.60%	0.60%	0.60%	0.59%	0.60%
Expenses net of reimbursements	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income Before Reimbursements	2.10%	2.46%	2.13%	2.92%	2.56%	2.44%
Net Investment Income Net of Reimbursements	2.10%	2.47%	2.14%	2.93%	2.56%	2.44%

Supplemental Data
Portfolio Turnover Rate(b)(f)	16%	40%	41%	45%	49%	34%
Net assets, end of period (thousands)	$268,605	$334,372	$225,847	$413,414	$488,736	$568,071

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

	FlexShares® US Quality Large Cap Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$50.25	$35.48	$34.69	$33.44	$31.83	$26.15

PER SHARE

Investment Operations
Net Investment Income	0.29 (a)	0.50 (a)	0.62 (a)	0.68 (a)	0.54 (a)	0.49 (a)
Net Realized and Unrealized Gain (Loss)	(4.40)	14.76	0.76	1.29	1.58	5.65

Total from Operations	(4.11)	15.26	1.38	1.97	2.12	6.14

Distributions
Net Investment Income	(0.28)	(0.49)	(0.59)	(0.72)	(0.51)	(0.46)

Total from Distributions	(0.28)	(0.49)	(0.59)	(0.72)	(0.51)	(0.46)

Net Asset Value, end of period	$45.86	$50.25	$35.48	$34.69	$33.44	$31.83

Total Return(b)
Net Asset Value(d)	(8.23)%	43.21%	4.13%	6.04%	6.63%	23.65%
Market Value (Unaudited)(e)	(8.15)%	43.09%	4.16%	6.01%	6.30%	24.08%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.34%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.18%	1.11%	1.77%	2.04%	1.56%	1.65%
Net Investment Income Net of Reimbursements	1.18%	1.11%	1.77%	2.05%	1.57%	1.67%

Supplemental Data
Portfolio Turnover Rate(b)(f)	8%	30%	48%	69%	94%	64%
Net assets, end of period (thousands)	$141,022	$144,475	$71,842	$51,171	$61,859	$27,055

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® US ESG Select Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$112.73	$79.16	$72.29	$64.33	$60.49	$49.96

PER SHARE

Investment Operations
Net Investment Income	0.63 (a)	1.26 (a)	1.27 (a)	1.21 (a)	1.09 (a)	1.05 (a)
Net Realized and Unrealized Gain (Loss)	(13.55)	33.50	6.81	7.83	3.84	10.45

Total from Operations	(12.92)	34.76	8.08	9.04	4.93	11.50

Distributions
Net Investment Income	(0.64)	(1.19)	(1.21)	(1.08)	(1.09)	(0.97)

Total from Distributions	(0.64)	(1.19)	(1.21)	(1.08)	(1.09)	(0.97)

Net Asset Value, end of period	$99.17	$112.73	$79.16	$72.29	$64.33	$60.49

Total Return(b)
Net Asset Value(d)	(11.52)%	44.15%	11.40%	14.21%	8.13%	23.19%
Market Value (Unaudited)(e)	(11.55)%	44.12%	11.45%	14.26%	7.97%	23.30%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.35%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.16%	1.25%	1.67%	1.78%	1.66%	1.82%
Net Investment Income Net of Reimbursements	1.17%	1.26%	1.68%	1.79%	1.67%	1.85%

Supplemental Data
Portfolio Turnover Rate(b)(f)	29%	40%	66%	75%	110%	67%
Net assets, end of period (thousands)	$180,992	$191,643	$89,052	$56,024	$28,946	$13,610

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$148.57	$106.02	$101.77	$91.61	$91.97	$75.52

PER SHARE

Investment Operations
Net Investment Income	1.05 (a)	2.03 (a)	1.72 (a)	2.05 (a)	1.95 (a)	1.56	(a)
Net Realized and Unrealized Gain (Loss)	(17.65)	42.38	4.26	10.12	(0.61)	16.67	(h)

Total from Operations	(16.60)	44.41	5.98	12.17	1.34	18.23

Distributions
Net Investment Income	(0.98)	(1.86)	(1.73)	(2.01)	(1.70)	(1.78)

Total from Distributions	(0.98)	(1.86)	(1.73)	(2.01)	(1.70)	(1.78)

Net Asset Value, end of period	$130.99	$148.57	$106.02	$101.77	$91.61	$91.97

Total Return(b)
Net Asset Value(d)	(11.24)%	42.10%	6.03%	13.49%	1.38%	24.37	%(h)
Market Value (Unaudited)(e)	(11.92)%	41.84%	6.46%	12.96%	1.71%	24.55%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.43%	0.43%	0.43%	0.43%	0.43%	0.45%
Expenses net of reimbursements	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net Investment Income Before Reimbursements	1.47%	1.50%	1.66%	2.15%	2.03%	1.81%
Net Investment Income Net of Reimbursements	1.48%	1.51%	1.66%	2.16%	2.04%	1.83%

Supplemental Data
Portfolio Turnover Rate(b)(f)	33%	48%	58%	66%	78%	64%
Net assets, end of period (thousands)	$163,740	$185,717	$111,323	$91,590	$73,284	$32,189

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months ended April 30, 2022 (Unaudited)	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$53.39	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.31 (a)	0.06	(a)
Net Realized and Unrealized Gain (Loss)	(5.95)	3.33

Total from Operations	(5.64)	3.39

Distributions
Net Investment Income	(0.33)	—
From Net Realized Gains	(0.01)	—

Total from Distributions	(0.34)	—

Net Asset Value, end of period	$47.41	$53.39

Total Return(b)
Net Asset Value(d)	(10.61)%	6.78%
Market Value (Unaudited)(e)	(10.56)%	6.76%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.10%	0.09%
Expenses net of reimbursements	0.09%	0.09%
Net Investment Income Before Reimbursements	1.22%	0.96%
Net Investment Income Net of Reimbursements	1.22%	0.96%

Supplemental Data
Portfolio Turnover Rate(b)(f)	6%	—	%(i)
Net assets, end of period (thousands)	$13,038	$2,669

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
	Six Months ended April 30, 2022 (Unaudited)	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$51.19	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.86 (a)	0.16	(a)
Net Realized and Unrealized Gain (Loss)	(6.58)	1.03

Total from Operations	(5.72)	1.19

Distributions
Net Investment Income	(0.42)	—

Total from Distributions	(0.42)	—

Net Asset Value, end of period	$45.05	$51.19

Total Return(b)
Net Asset Value(d)	(11.24)%	2.38%
Market Value (Unaudited)(e)	(12.15)%	2.82%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%
Net Investment Income Before Reimbursements	3.61%	2.72%
Net Investment Income Net of Reimbursements	3.61%	2.72%

Supplemental Data
Portfolio Turnover Rate(b)(f)	9%	—	%(i)
Net assets, end of period (thousands)	$18,021	$5,119

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Emerging Markets Core Index Fund
	For the period 04/20/22* through 04/30/22 (Unaudited)

Net asset value, beginning of period	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.01	(a)
Net Realized and Unrealized Gain (Loss)	(0.98)

Total from Operations	(0.97)

Distributions
Net Asset Value, end of period	$49.03

Total Return(b)
Net Asset Value(d)	(1.94)%
Market Value (Unaudited)(e)	(2.72)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%
Expenses net of reimbursements	0.18%
Net Investment Income Before Reimbursements	0.90%
Net Investment Income Net of Reimbursements	0.90%

Supplemental Data
Portfolio Turnover Rate(b)(f)	—	%(i)
Net assets, end of period (thousands)	$4,903

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$38.66	$26.71	$31.40	$31.51	$31.59	$27.40

PER SHARE

Investment Operations
Net Investment Income	0.77 (a)	1.44 (a)	0.89 (a)	1.08 (a)	0.91 (a)	0.70	(a)
Net Realized and Unrealized Gain (Loss)	6.32	11.72	(4.65)	(0.09)	(0.13)	4.13	(j)

Total from Operations	7.09	13.16	(3.76)	0.99	0.78	4.83

Distributions
Net Investment Income	(0.75)	(1.21)	(0.93)	(1.10)	(0.86)	(0.64)

Total from Distributions	(0.75)	(1.21)	(0.93)	(1.10)	(0.86)	(0.64)

Net Asset Value, end of period	$45.00	$38.66	$26.71	$31.40	$31.51	$31.59

Total Return(b)
Net Asset Value(d)	18.55%	49.70%	(11.87)%	3.16%	2.33%	17.81	%(j)
Market Value (Unaudited)(e)	17.56%	49.58%	(11.46)%	3.06%	2.01%	17.97%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.47%	0.47%	0.47%	0.47%	0.46%	0.47%
Expenses net of reimbursements	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Net Investment Income Before Reimbursements	3.64%	3.95%	3.03%	3.40%	2.72%	2.36%
Net Investment Income Net of Reimbursements	3.64%	3.95%	3.04%	3.41%	2.72%	2.36%

Supplemental Data
Portfolio Turnover Rate(b)(f)	17%	28%	29%	24%	30%	18%
Net assets, end of period (thousands)	$8,140,723	$6,052,710	$2,924,726	$5,510,201	$5,435,783	$4,760,397

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$57.73	$48.10	$52.56	$45.09	$47.85	$43.49

PER SHARE

Investment Operations
Net Investment Income	0.69 (a)	1.38 (a)	1.25 (a)	1.35 (a)	1.36 (a)	1.37 (a)
Net Realized and Unrealized Gain (Loss)	(3.10)	9.57	(4.53)	7.34	(2.71)	4.40

Total from Operations	(2.41)	10.95	(3.28)	8.69	(1.35)	5.77

Distributions
Net Investment Income	(0.74)	(1.32)	(1.18)	(1.22)	(1.41)	(1.41)

Total from Distributions	(0.74)	(1.32)	(1.18)	(1.22)	(1.41)	(1.41)

Net Asset Value, end of period	$54.58	$57.73	$48.10	$52.56	$45.09	$47.85

Total Return(b)
Net Asset Value(d)	(4.20)%	22.85%	(6.23)%	19.52%	(2.90)%	13.44%
Market Value (Unaudited)(e)	(4.64)%	22.51%	(5.93)%	19.99%	(3.25)%	13.23%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.47%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	2.46%	2.45%	2.51%	2.73%	2.88%	2.97%
Net Investment Income Net of Reimbursements	2.46%	2.45%	2.52%	2.74%	2.89%	2.98%

Supplemental Data
Portfolio Turnover Rate(b)(f)	10%	13%	13%	12%	13%	12%
Net assets, end of period (thousands)	$2,537,942	$2,643,906	$1,856,596	$1,477,030	$773,363	$875,628

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

	FlexShares® Global Quality Real Estate Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$70.35	$50.88	$66.60	$57.96	$62.02	$57.12

PER SHARE

Investment Operations
Net Investment Income	0.98 (a)	1.38 (a)	1.43 (a)	1.76 (a)	1.80 (a)	0.99 (a)
Net Realized and Unrealized Gain (Loss)	(3.66)	19.13	(14.62)	8.68	(3.99)	5.54

Total from Operations	(2.68)	20.51	(13.19)	10.44	(2.19)	6.53

Distributions
Net Investment Income	(1.05)	(1.04)	(2.50)	(1.80)	(1.87)	(1.63)
Tax Return of Capital	—	—	(0.03)	—	—	—

Total from Distributions	(1.05)	(1.04)	(2.53)	(1.80)	(1.87)	(1.63)

Net Asset Value, end of period	$66.62	$70.35	$50.88	$66.60	$57.96	$62.02

Total Return(b)
Net Asset Value(d)	(3.92)%	40.58%	(20.29)%	18.37%	(3.69)%	11.71%
Market Value (Unaudited)(e)	(4.34)%	40.98%	(20.40)%	18.65%	(3.95)%	11.71%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses net of reimbursements	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income Before Reimbursements	2.81%	2.16%	2.53%	2.80%	2.92%	1.67%
Net Investment Income Net of Reimbursements	2.82%	2.17%	2.54%	2.81%	2.92%	1.67%

Supplemental Data
Portfolio Turnover Rate(b)(f)	25%	52%	56%	53%	61%	64%
Net assets, end of period (thousands)	$419,694	$418,597	$264,574	$376,264	$275,332	$244,970

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Real Assets Allocation Index Fund
	Six Months ended April 30, 2022 (Unaudited)

			Year ended October 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$33.67		$25.72		$30.30		$26.45		$28.08		$25.63

PER SHARE

Investment Operations
Net Investment Income	0.42	(a)	0.83	(a)	0.86	(a)	0.76	(a)	0.80	(a)	0.66	(a)
Net Realized and Unrealized Gain (Loss)	(0.46)		7.78		(4.58)		3.85		(1.64)		2.54

Total from Operations	(0.04)		8.61		(3.72)		4.61		(0.84)		3.20

Distributions
Net Investment Income	(0.48)		(0.66)		(0.86)		(0.76)		(0.79)		(0.75)
From Net Realized Gains	—		—		—		—		0.00	(k)	—

Total from Distributions	(0.48)		(0.66)		(0.86)		(0.76)		(0.79)		(0.75)

Net Asset Value, end of period	$33.15		$33.67		$25.72		$30.30		$26.45		$28.08

Total Return(b)
Net Asset Value(d)	(0.17)%		33.66%		(12.45)%		17.69%		(3.09)%		12.73%
Market Value (Unaudited)(e)	(0.23)%		33.74%		(12.54)%		17.72%		(3.32)%		13.05%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.58	%(l)	0.58	%(l)	0.58	%(l)	0.58	%(l)	0.59	%(l)	0.65	%(l)
Expenses net of reimbursements	0.11	%(l)	0.12	%(l)	0.11	%(l)	0.11	%(l)	0.11	%(l)	0.11	%(l)
Net Investment Income Before Reimbursements	2.02%		2.07%		2.65%		2.22%		2.39%		1.88%
Net Investment Income Net of Reimbursements	2.48%		2.53%		3.11%		2.69%		2.87%		2.42%

Supplemental Data
Portfolio Turnover Rate(b)(f)	5%		40%		14%		4%		5%		11%
Net assets, end of period (thousands)	$52,206		$30,300		$4,502		$11,361		$13,887		$6,318

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

	FlexShares® Quality Dividend Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$58.35	$43.40	$46.33	$44.53	$42.57	$37.11

PER SHARE

Investment Operations
Net Investment Income	0.61 (a)	1.16 (a)	1.24 (a)	1.24 (a)	1.20 (a)	1.23 (a)
Net Realized and Unrealized Gain (Loss)	(2.50)	14.89	(2.67)	2.29	1.98	5.43

Total from Operations	(1.89)	16.05	(1.43)	3.53	3.18	6.66

Distributions
Net Investment Income	(0.63)	(1.10)	(1.25)	(1.19)	(1.22)	(1.20)
From Net Realized Gains	—	—	(0.25)	(0.54)	—	—

Total from Distributions	(0.63)	(1.10)	(1.50)	(1.73)	(1.22)	(1.20)

Net Asset Value, end of period	$55.83	$58.35	$43.40	$46.33	$44.53	$42.57

Total Return(b)
Net Asset Value(d)	(3.30)%	37.27%	(2.98)%	8.45%	7.42%	18.10%
Market Value (Unaudited)(e)	(3.29)%	37.20%	(2.98)%	8.52%	7.40%	18.03%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.37%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.09%	2.16%	2.79%	2.80%	2.64%	3.00%
Net Investment Income Net of Reimbursements	2.10%	2.16%	2.79%	2.81%	2.64%	3.00%

Supplemental Data
Portfolio Turnover Rate(b)(f)	19%	51%	75%	95%	76%	89%
Net assets, end of period (thousands)	$1,627,523	$1,642,545	$1,265,177	$1,707,344	$1,759,108	$1,815,665

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$56.01	$42.61	$46.25	$44.46	$42.04	$36.82

PER SHARE

Investment Operations
Net Investment Income	0.55 (a)	1.09 (a)	1.21 (a)	1.22 (a)	1.21 (a)	1.18 (a)
Net Realized and Unrealized Gain (Loss)	(2.58)	13.39	(3.28)	3.35	2.45	5.18

Total from Operations	(2.03)	14.48	(2.07)	4.57	3.66	6.36

Distributions
Net Investment Income	(0.57)	(1.08)	(1.21)	(1.14)	(1.24)	(1.14)
From Net Realized Gains	—	—	(0.36)	(1.64)	—	—

Total from Distributions	(0.57)	(1.08)	(1.57)	(2.78)	(1.24)	(1.14)

Net Asset Value, end of period	$53.41	$56.01	$42.61	$46.25	$44.46	$42.04

Total Return(b)
Net Asset Value(d)	(3.69)%	34.28%	(4.45)%	11.40%	8.69%	17.44%
Market Value (Unaudited)(e)	(3.65)%	34.19%	(4.43)%	11.40%	8.74%	17.41%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	1.97%	2.10%	2.77%	2.76%	2.70%	2.94%
Net Investment Income Net of Reimbursements	1.97%	2.11%	2.77%	2.76%	2.71%	2.95%

Supplemental Data
Portfolio Turnover Rate(b)(f)	22%	57%	76%	91%	94%	74%
Net assets, end of period (thousands)	$395,216	$448,058	$411,173	$450,963	$320,091	$313,167

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$62.59	$43.94	$45.49	$42.20	$41.84	$35.32

PER SHARE

Investment Operations
Net Investment Income	0.62 (a)	1.22 (a)	1.33 (a)	1.21 (a)	1.15 (a)	1.19 (a)
Net Realized and Unrealized Gain (Loss)	(3.52)	18.57	(1.21)	3.26	0.40	6.45

Total from Operations	(2.90)	19.79	0.12	4.47	1.55	7.64

Distributions
Net Investment Income	(0.62)	(1.14)	(1.67)	(1.18)	(1.19)	(1.12)

Total from Distributions	(0.62)	(1.14)	(1.67)	(1.18)	(1.19)	(1.12)

Net Asset Value, end of period	$59.07	$62.59	$43.94	$45.49	$42.20	$41.84

Total Return(b)
Net Asset Value(d)	(4.69)%	45.38%	0.86%	10.86%	3.59%	21.81%
Market Value (Unaudited)(e)	(4.68)%	45.32%	0.91%	10.89%	3.67%	21.59%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	1.98%	2.14%	2.93%	2.81%	2.61%	2.99%
Net Investment Income Net of Reimbursements	1.99%	2.15%	2.94%	2.82%	2.62%	3.00%

Supplemental Data
Portfolio Turnover Rate(b)(f)	23%	53%	77%	77%	77%	63%
Net assets, end of period (thousands)	$20,674	$21,905	$13,181	$52,308	$44,305	$58,571

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$25.77	$20.15	$23.06	$22.37	$26.27	$22.45

PER SHARE

Investment Operations
Net Investment Income	0.56 (a)	0.97 (a)	0.79 (a)	1.13 (a)	1.22 (a)	1.06 (a)
Net Realized and Unrealized Gain (Loss)	(3.11)	5.55	(2.86)	0.70	(3.86)	3.69

Total from Operations	(2.55)	6.52	(2.07)	1.83	(2.64)	4.75

Distributions
Net Investment Income	(0.42)	(0.90)	(0.84)	(1.14)	(1.26)	(0.93)

Total from Distributions	(0.42)	(0.90)	(0.84)	(1.14)	(1.26)	(0.93)

Net Asset Value, end of period	$22.80	$25.77	$20.15	$23.06	$22.37	$26.27

Total Return(b)
Net Asset Value(d)	(9.99)%	32.42%	(8.94)%	8.41%	(10.48)%	21.50%
Market Value (Unaudited)(e)	(11.39)%	32.85%	(8.93)%	9.09%	(11.30)%	21.80%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.47%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.54%	3.80%	3.68%	4.98%	4.77%	4.27%
Net Investment Income Net of Reimbursements	4.54%	3.81%	3.68%	4.98%	4.78%	4.28%

Supplemental Data
Portfolio Turnover Rate(b)(f)	31%	68%	74%	71%	71%	69%
Net assets, end of period (thousands)	$570,054	$616,007	$453,477	$774,685	$765,167	$979,701

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$23.82	$19.16	$21.87	$21.39	$25.06	$22.16

PER SHARE

Investment Operations
Net Investment Income	0.47 (a)	0.93 (a)	0.74 (a)	1.09 (a)	1.14 (a)	0.99 (a)
Net Realized and Unrealized Gain (Loss)	(2.34)	4.62	(2.70)	0.51	(3.54)	2.81

Total from Operations	(1.87)	5.55	(1.96)	1.60	(2.40)	3.80

Distributions
Net Investment Income	(0.32)	(0.89)	(0.75)	(1.12)	(1.27)	(0.90)

Total from Distributions	(0.32)	(0.89)	(0.75)	(1.12)	(1.27)	(0.90)

Net Asset Value, end of period	$21.63	$23.82	$19.16	$21.87	$21.39	$25.06

Total Return(b)
Net Asset Value(d)	(7.93)%	29.03%	(8.92)%	7.66%	(10.03)%	17.45%
Market Value (Unaudited)(e)	(9.08)%	28.97%	(8.88)%	8.12%	(10.91)%	17.69%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.10%	3.91%	3.65%	5.02%	4.68%	4.18%
Net Investment Income Net of Reimbursements	4.11%	3.92%	3.66%	5.03%	4.68%	4.19%

Supplemental Data
Portfolio Turnover Rate(b)(f)	31%	65%	75%	63%	69%	72%
Net assets, end of period (thousands)	$62,718	$71,459	$59,404	$78,719	$87,703	$95,217

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.39	$22.38	$24.94	$23.51	$27.82	$23.47

PER SHARE

Investment Operations
Net Investment Income	0.65 (a)	1.28 (a)	0.70 (a)	1.05 (a)	1.32 (a)	1.11 (a)
Net Realized and Unrealized Gain (Loss)	(3.76)	7.63	(2.45)	1.52	(4.34)	4.08

Total from Operations	(3.11)	8.91	(1.75)	2.57	(3.02)	5.19

Distributions
Net Investment Income	(0.51)	(0.90)	(0.81)	(1.14)	(1.29)	(0.84)

Total from Distributions	(0.51)	(0.90)	(0.81)	(1.14)	(1.29)	(0.84)

Net Asset Value, end of period	$26.77	$30.39	$22.38	$24.94	$23.51	$27.82

Total Return(b)
Net Asset Value(d)	(10.37)%	39.87%	(6.99)%	11.30%	(11.34)%	22.37%
Market Value (Unaudited)(e)	(11.80)%	40.37%	(7.03)%	12.23%	(12.11)%	22.91%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.45%	4.24%	2.90%	4.36%	4.83%	4.19%
Net Investment Income Net of Reimbursements	4.46%	4.25%	2.91%	4.37%	4.83%	4.20%

Supplemental Data
Portfolio Turnover Rate(b)(f)	32%	72%	85%	88%	75%	76%
Net assets, end of period (thousands)	$77,638	$75,975	$22,376	$47,391	$63,481	$91,796

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Financial Highlights (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$26.38	$25.73	$24.58	$23.81	$24.60	$24.82

PER SHARE

Investment Operations
Net Investment Income	0.77 (a)	1.09 (a)	0.33 (a)	0.46 (a)	0.68 (a)	0.37 (a)
Net Realized and Unrealized Gain (Loss)	(0.91)	0.68	1.09	0.79	(0.78)	(0.27)

Total from Operations	(0.14)	1.77	1.42	1.25	(0.10)	0.10

Distributions
Net Investment Income	(0.54)	(1.12)	(0.27)	(0.48)	(0.69)	(0.32)

Total from Distributions	(0.54)	(1.12)	(0.27)	(0.48)	(0.69)	(0.32)

Net Asset Value, end of period	$25.70	$26.38	$25.73	$24.58	$23.81	$24.60

Total Return(b)
Net Asset Value(d)	(0.54)%	6.95%	5.81%	5.30%	(0.41)%	0.42%
Market Value (Unaudited)(e)	(0.53)%	6.95%	5.85%	5.35%	(0.49)%	0.46%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%	0.19%	0.19%	0.18%	0.21%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.20%
Net Investment Income Before Reimbursements	5.93%	4.14%	1.33%	1.89%	2.79%	1.49%
Net Investment Income Net of Reimbursements	5.93%	4.15%	1.33%	1.89%	2.80%	1.50%

Supplemental Data
Portfolio Turnover Rate(b)(f)	50%	53%	71%	52%	85%	134%
Net assets, end of period (thousands)	$2,153,953	$1,437,584	$1,429,491	$1,178,722	$1,641,610	$2,113,130

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$28.02	$27.34	$25.50	$23.95	$25.06	$25.45

PER SHARE

Investment Operations
Net Investment Income	0.80 (a)	1.16 (a)	0.36 (a)	0.44 (a)	0.71 (a)	0.47 (a)
Net Realized and Unrealized Gain (Loss)	(1.67)	0.70	1.76	1.59	(1.08)	(0.45)

Total from Operations	(0.87)	1.86	2.12	2.03	(0.37)	0.02

Distributions
Net Investment Income	(0.61)	(1.18)	(0.28)	(0.48)	(0.74)	(0.41)

Total from Distributions	(0.61)	(1.18)	(0.28)	(0.48)	(0.74)	(0.41)

Net Asset Value, end of period	$26.54	$28.02	$27.34	$25.50	$23.95	$25.06

Total Return(b)
Net Asset Value(d)	(3.15)%	6.88%	8.39%	8.53%	(1.51)%	0.08%
Market Value (Unaudited)(e)	(3.18)%	6.96%	8.47%	8.45%	(1.51)%	0.08%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.20%	0.19%	0.19%	0.19%	0.18%	0.21%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.20%
Net Investment Income Before Reimbursements	5.89%	4.17%	1.35%	1.77%	2.88%	1.86%
Net Investment Income Net of Reimbursements	5.90%	4.17%	1.35%	1.78%	2.88%	1.87%

Supplemental Data
Portfolio Turnover Rate(b)(f)	31%	46%	66%	41%	65%	87%
Net assets, end of period (thousands)	$812,213	$714,479	$596,095	$557,185	$904,027	$819,372

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

Financial Highlights (cont.)

	FlexShares® Disciplined Duration MBS Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$23.42	$24.10	$23.55	$22.74	$23.86	$24.74

PER SHARE

Investment Operations
Net Investment Income	0.07 (a)	0.09 (a)	0.37 (a)	0.61 (a)	0.49 (a)	0.39 (a)
Net Realized and Unrealized Gain (Loss)	(1.83)	(0.16)	0.85	1.03	(0.88)	(0.50)

Total from Operations	(1.76)	(0.07)	1.22	1.64	(0.39)	(0.11)

Distributions
Net Investment Income	(0.27)	(0.61)	(0.67)	(0.83)	(0.73)	(0.77)

Total from Distributions	(0.27)	(0.61)	(0.67)	(0.83)	(0.73)	(0.77)

Net Asset Value, end of period	$21.39	$23.42	$24.10	$23.55	$22.74	$23.86

Total Return(b)
Net Asset Value(d)	(7.55)%	(0.28)%	5.19%	7.36%	(1.65)%	(0.44)%
Market Value (Unaudited)(e)	(7.80)%	(0.11)%	5.19%	7.07%	(1.31)%	(0.53)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses net of reimbursements	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net Investment Income Before Reimbursements	0.62%	0.35%	1.54%	2.64%	2.09%	1.61%
Net Investment Income Net of Reimbursements	0.62%	0.36%	1.54%	2.65%	2.10%	1.62%

Supplemental Data
Portfolio Turnover Rate(b)(f)	168%	476%	175%	61%	160%	61%
Net assets, end of period (thousands)	$108,042	$111,243	$100,020	$35,330	$71,628	$38,183

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$53.52	$54.70	$52.58	$48.59	$50.98	$51.49

PER SHARE

Investment Operations
Net Investment Income	0.47 (a)	0.91 (a)	1.32 (a)	1.63 (a)	1.40 (a)	1.26 (a)
Net Realized and Unrealized Gain (Loss)	(4.84)	(0.51)	2.39	3.94	(2.43)	(0.34)

Total from Operations	(4.37)	0.40	3.71	5.57	(1.03)	0.92

Distributions
Net Investment Income	(0.48)	(0.96)	(1.37)	(1.58)	(1.36)	(1.23)
From Net Realized Gains	(0.41)	(0.62)	(0.22)	—	—	(0.20)

Total from Distributions	(0.89)	(1.58)	(1.59)	(1.58)	(1.36)	(1.43)

Net Asset Value, end of period	$48.26	$53.52	$54.70	$52.58	$48.59	$50.98

Total Return(b)
Net Asset Value(d)	(8.26)%	0.70%	7.20%	11.66%	(2.05)%	1.85%
Market Value (Unaudited)(e)	(8.45)%	0.68%	7.22%	11.56%	(2.23)%	1.99%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	1.82%	1.68%	2.46%	3.20%	2.83%	2.48%
Net Investment Income Net of Reimbursements	1.83%	1.69%	2.46%	3.21%	2.84%	2.49%

Supplemental Data
Portfolio Turnover Rate(b)(f)	32%	53%	62%	65%	76%	65%
Net assets, end of period (thousands)	$246,143	$315,740	$202,397	$97,275	$60,736	$50,982

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$60.85	$61.81	$57.84	$48.04	$53.88	$53.83

PER SHARE

Investment Operations
Net Investment Income	0.93 (a)	1.90 (a)	1.99 (a)	2.11 (a)	2.07 (a)	2.06 (a)
Net Realized and Unrealized Gain (Loss)	(12.93)	1.22	3.90	9.89	(5.87)	0.74

Total from Operations	(12.00)	3.12	5.89	12.00	(3.80)	2.80

Distributions
Net Investment Income	(0.93)	(1.88)	(1.92)	(2.20)	(2.04)	(2.07)
From Net Realized Gains	(0.94)	(2.20)	—	—	—	(0.68)

Total from Distributions	(1.87)	(4.08)	(1.92)	(2.20)	(2.04)	(2.75)

Net Asset Value, end of period	$46.98	$60.85	$61.81	$57.84	$48.04	$53.88

Total Return(b)
Net Asset Value(d)	(20.28)%	5.14%	10.34%	25.57%	(7.24)%	5.58%
Market Value (Unaudited)(e)	(20.78)%	5.23%	10.57%	25.51%	(7.86)%	4.25%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.24%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	3.38%	3.13%	3.27%	4.06%	4.05%	3.92%
Net Investment Income Net of Reimbursements	3.38%	3.14%	3.28%	4.07%	4.06%	3.94%

Supplemental Data
Portfolio Turnover Rate(b)(f)	31%	88%	74%	44%	93%	91%
Net assets, end of period (thousands)	$46,976	$60,855	$46,360	$17,352	$26,424	$18,858

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® High Yield Value-Scored Bond Index Fund
	Six Months ended April 30, 2022 (Unaudited)				For the period 07/17/18* through 10/31/18

		Year ended October 31,
		2021	2020	2019

Net asset value, beginning of period	$49.58	$46.25	$47.85	$48.84	$50.00

PER SHARE

Investment Operations
Net Investment Income	1.34 (a)	2.67 (a)	3.12 (a)	2.67 (a)	1.68 (a)
Net Realized and Unrealized Gain (Loss)	(4.84)	3.42	(1.77)	0.78	(1.60)

Total from Operations	(3.50)	6.09	1.35	3.45	0.08

Distributions
Net Investment Income	(1.33)	(2.76)	(2.95)	(3.57)	(1.24)
From Net Realized Gains	(0.37)	—	—	—	—
Tax Return of Capital	—	—	—	(0.87)	—

Total from Distributions	(1.70)	(2.76)	(2.95)	(4.44)	(1.24)

Net Asset Value, end of period	$44.38	$49.58	$46.25	$47.85	$48.84

Total Return(b)
Net Asset Value(d)	(7.25)%	13.38%	3.07%	7.48%	0.13%
Market Value (Unaudited)(e)	(7.89)%	13.20%	3.12%	7.64%	0.13%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	5.72%	5.40%	6.78%	5.56%	11.56%
Net Investment Income Net of Reimbursements	5.72%	5.40%	6.78%	5.57%	11.57%

Supplemental Data
Portfolio Turnover Rate(b)(f)	64%	128%	95%	44%	18%
Net assets, end of period (thousands)	$876,499	$575,184	$189,623	$100,480	$48,845

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

Financial Highlights (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund
	Six Months ended April 30, 2022 (Unaudited)	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$49.77	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.97 (a)	0.21 (a)
Net Realized and Unrealized Gain (Loss)	(4.69)	(0.44)

Total from Operations	(3.72)	(0.23)

Distributions
Net Investment Income	(1.12)	—

Total from Distributions	(1.12)	—

Net Asset Value, end of period	$44.93	$49.77

Total Return(b)
Net Asset Value(d)	(7.58)%	(0.50)%
Market Value (Unaudited)(e)	(8.01)%	(0.50)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.24%	0.23%
Expenses net of reimbursements	0.23%	0.23%
Net Investment Income Before Reimbursements	4.04%	3.64%
Net Investment Income Net of Reimbursements	4.05%	3.64%

Supplemental Data
Portfolio Turnover Rate(b)(f)	24%	8%
Net assets, end of period (thousands)	$26,955	$49,767

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
	Six Months ended April 30, 2022 (Unaudited)	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$49.35	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.49 (a)	0.10 (a)
Net Realized and Unrealized Gain (Loss)	(6.65)	(0.75)

Total from Operations	(6.16)	(0.65)

Distributions
Net Investment Income	(0.52)	—

Total from Distributions	(0.52)	—

Net Asset Value, end of period	$42.67	$49.35

Total Return(b)
Net Asset Value(d)	(12.58)%	(1.32)%
Market Value (Unaudited)(e)	(12.91)%	(1.30)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%
Net Investment Income Before Reimbursements	2.08%	1.81%
Net Investment Income Net of Reimbursements	2.09%	1.81%

Supplemental Data
Portfolio Turnover Rate(b)(f)	23%	8%
Net assets, end of period (thousands)	$44,805	$49,347

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

Financial Highlights (cont.)

	FlexShares® Ready Access Variable Income Fund
	Six Months ended April 30, 2022 (Unaudited)

		Year ended October 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$76.01	$76.29	$75.89	$75.48	$75.61	$75.56

PER SHARE

Investment Operations
Net Investment Income	0.20 (a)	0.48 (a)	1.07 (a)	1.98 (a)	1.58 (a)	0.89 (a)
Net Realized and Unrealized Gain (Loss)	(1.09)	(0.22)	0.57	0.41	(0.24)	0.00 (k)

Total from Operations	(0.89)	0.26	1.64	2.39	1.34	0.89

Distributions
Net Investment Income	(0.20)	(0.52)	(1.23)	(1.98)	(1.47)	(0.84)
From Net Realized Gains	(0.20)	(0.02)	(0.01)	—	—	—

Total from Distributions	(0.40)	(0.54)	(1.24)	(1.98)	(1.47)	(0.84)

Net Asset Value, end of period	$74.72	$76.01	$76.29	$75.89	$75.48	$75.61

Total Return(b)
Net Asset Value(d)	(1.16)%	0.34%	2.18%	3.21%	1.80%	1.18%
Market Value (Unaudited)(e)	(1.15)%	0.35%	2.17%	3.18%	1.91%	1.06%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	0.54%	0.62%	1.41%	2.61%	2.09%	1.17%
Net Investment Income Net of Reimbursements	0.55%	0.63%	1.41%	2.62%	2.10%	1.18%

Supplemental Data
Portfolio Turnover Rate(b)(f)	30%	84%	79%	73%	131%	71%
Net assets, end of period (thousands)	$648,219	$374,339	$469,201	$275,097	$211,350	$162,557

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Core Select Bond Fund
	Six Months ended April 30, 2022 (Unaudited)										For the period 11/18/16* through 10/31/17

			Year ended October 31,
			2021		2020		2019		2018

Net asset value, beginning of period	$26.22		$26.78		$25.66		$23.74		$25.08		$25.00

PER SHARE

Investment Operations
Net Investment Income	0.22	(a)	0.46	(a)	0.51	(a)	0.73	(a)	0.63	(a)	0.55	(a)
Net Realized and Unrealized Gain (Loss)	(2.88)		(0.39)		1.19		1.93		(1.31)		0.15

Total from Operations	(2.66)		0.07		1.70		2.66		(0.68)		0.70

Distributions
Net Investment Income	(0.24)		(0.52)		(0.58)		(0.74)		(0.66)		(0.62)
From Net Realized Gains	—		(0.11)		—		—		—		—

Total from Distributions	(0.24)		(0.63)		(0.58)		(0.74)		(0.66)		(0.62)

Net Asset Value, end of period	$23.32		$26.22		$26.78		$25.66		$23.74		$25.08

Total Return(b)
Net Asset Value(d)	(10.20)%		0.26%		6.69%		11.38%		(2.73)%		2.86%
Market Value (Unaudited)(e)	(10.23)%		0.30%		6.57%		11.41%		(2.92)%		3.19%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.36	%(l)	0.36	%(l)	0.36	%(l)	0.36	%(l)	0.36	%(l)	0.43	%(l)
Expenses net of reimbursements	0.21	%(l)	0.20	%(l)	0.20	%(l)	0.19	%(l)	0.16	%(l)	0.16	%(l)
Net Investment Income Before Reimbursements	1.59%		1.56%		1.76%		2.80%		2.41%		2.08%
Net Investment Income Net of Reimbursements	1.74%		1.72%		1.93%		2.97%		2.61%		2.35%

Supplemental Data
Portfolio Turnover Rate(b)(f)	53%		50%		91%		135%		53%		99%
Net assets, end of period (thousands)	$144,010		$126,517		$109,123		$26,299		$38,583		$3,762

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

Financial Highlights (cont.)

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

(h)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. For the FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

(i)	Less than 0.5%.

(j)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. Had these reimbursements not been made, the total returns would have been lower.

(k)	Per share amount is less than $0.005.

(l)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Air Freight & Logistics – 1.3%

CH Robinson Worldwide, Inc.	9,486	$1,006,939

Expeditors International of Washington, Inc.	10,540	1,044,198
		2,051,137

Automobiles – 0.6%

Tesla, Inc.*	1,178	1,025,755

Banks – 0.1%

JPMorgan Chase & Co.	868	103,605

Beverages – 1.4%

PepsiCo, Inc.	13,082	2,246,310

Biotechnology – 5.0%

AbbVie, Inc.	11,098	1,630,074

Amgen, Inc.(a)	10,788	2,515,654

BioMarin Pharmaceutical, Inc.*	7,750	630,462

Gilead Sciences, Inc.	24,490	1,453,237

Regeneron Pharmaceuticals, Inc.*	2,323	1,531,112

United Therapeutics Corp.*	930	165,131

Vir Biotechnology, Inc.*	10,974	223,321
		8,148,991

Capital Markets – 1.5%

Nasdaq, Inc.	4,526	712,257

S&P Global, Inc.	2,728	1,027,092

Virtu Financial, Inc., Class A	23,126	667,879
		2,407,228

Chemicals – 0.8%

Ecolab, Inc.	6,448	1,091,904

Linde plc	434	135,391
		1,227,295

Commercial Services & Supplies – 3.0%

Republic Services, Inc.	7,812	1,048,917

Tetra Tech, Inc.	7,130	993,066

Waste Connections, Inc.	7,812	1,077,822

Waste Management, Inc.	10,168	1,672,026
		4,791,831

Investments	Shares	Value

Containers & Packaging – 0.8%

Packaging Corp. of America	2,976	$479,642

Sonoco Products Co.(a)	14,260	882,837
		1,362,479

Diversified Consumer Services – 0.2%

Service Corp. International	4,650	305,087

Diversified Financial Services – 0.4%

Berkshire Hathaway, Inc., Class B*	1,860	600,464

Diversified Telecommunication Services – 2.0%

AT&T, Inc.	17,918	337,934

Iridium Communications, Inc.*	29,388	1,049,445

Verizon Communications, Inc.	39,060	1,808,478
		3,195,857

Electric Utilities – 3.7%

American Electric Power Co., Inc.	11,470	1,136,792

Duke Energy Corp.	15,190	1,673,330

NextEra Energy, Inc.	17,980	1,276,939

PNM Resources, Inc.	17,298	807,125

Xcel Energy, Inc.	14,446	1,058,314
		5,952,500

Entertainment – 0.0%(b)

Warner Bros Discovery, Inc.*	4,334	78,662

Equity Real Estate Investment Trusts (REITs) – 3.9%

American Tower Corp.	1,240	298,865

Crown Castle International Corp.	4,092	757,879

Digital Realty Trust, Inc.	7,192	1,050,895

Equinix, Inc.	1,550	1,114,574

Essex Property Trust, Inc.	3,348	1,102,396

Extra Space Storage, Inc.	558	106,020

Public Storage	4,092	1,520,178

SBA Communications Corp.	930	322,812
		6,273,619

Food & Staples Retailing – 4.4%

Albertsons Cos., Inc., Class A	28,520	892,106

Costco Wholesale Corp.	4,154	2,208,765

Kroger Co. (The)	21,018	1,134,131

Walmart, Inc.	18,972	2,902,526
		7,137,528

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – 1.7%

Flowers Foods, Inc.	9,734	$258,146

Hershey Co. (The)	6,572	1,483,760

Hormel Foods Corp.	18,476	967,958
		2,709,864

Health Care Equipment & Supplies – 0.6%

Abbott Laboratories	8,308	942,957

Health Care Providers & Services – 0.0%(b)

UnitedHealth Group, Inc.	186	94,590

Hotels, Restaurants & Leisure – 0.9%

Airbnb, Inc., Class A*	1,984	303,969

Booking Holdings, Inc.*	516	1,140,520
		1,444,489

Household Durables – 0.5%

Newell Brands, Inc.(a)	32,302	747,791

Household Products – 3.1%

Clorox Co. (The)	9,114	1,307,585

Procter & Gamble Co. (The)	22,816	3,663,109
		4,970,694

Industrial Conglomerates – 0.9%

Roper Technologies, Inc.	3,038	1,427,617

Insurance – 7.4%

Alleghany Corp.*	1,798	1,504,027

Aon plc, Class A	3,410	982,046

Assurant, Inc.	7,564	1,375,740

Chubb Ltd.	8,184	1,689,587

Everest Re Group Ltd.	2,852	783,473

Markel Corp.*	682	922,937

Progressive Corp. (The)	9,920	1,065,011

RenaissanceRe Holdings Ltd.	5,456	783,045

Travelers Cos., Inc. (The)	8,060	1,378,743

W R Berkley Corp.	14,322	952,270

Willis Towers Watson plc	2,108	452,925
		11,889,804

Interactive Media & Services – 4.3%

Alphabet, Inc., Class A*	1,331	3,037,595

Alphabet, Inc., Class C*	1,565	3,598,451

Investments	Shares	Value

Interactive Media & Services – (continued)

Meta Platforms, Inc., Class A*	1,364	$273,441
		6,909,487

IT Services – 5.7%

Akamai Technologies, Inc.* (a)	8,432	946,745

Amdocs Ltd.	10,292	820,170

Automatic Data Processing, Inc.	5,766	1,258,026

Jack Henry & Associates, Inc.	7,440	1,410,475

Mastercard, Inc., Class A	2,232	811,064

VeriSign, Inc.*	2,728	487,466

Visa, Inc., Class A(a)	16,616	3,541,368
		9,275,314

Life Sciences Tools & Services – 1.2%

ICON plc*	3,286	743,326

QIAGEN NV*	25,420	1,153,305
		1,896,631

Media – 1.2%

Cable One, Inc.(a)	558	650,740

Charter Communications, Inc., Class A* (a)	2,356	1,009,522

New York Times Co. (The), Class A	7,440	285,101
		1,945,363

Metals & Mining – 2.2%

Agnico Eagle Mines Ltd.	16,244	945,888

Newmont Corp.	22,196	1,616,979

Royal Gold, Inc.	7,688	1,003,130
		3,565,997

Multiline Retail – 2.1%

Dollar General Corp.	5,084	1,207,603

Target Corp.	9,300	2,126,445
		3,334,048

Multi-Utilities – 2.5%

CMS Energy Corp.	20,832	1,430,950

Consolidated Edison, Inc.	11,222	1,040,728

Dominion Energy, Inc.	1,550	126,542

WEC Energy Group, Inc.	14,756	1,476,338
		4,074,558

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 1.0%

Coterra Energy, Inc.(a)	56,172	$1,617,192

Pharmaceuticals – 10.9%

Bristol-Myers Squibb Co.	10,168	765,345

Eli Lilly & Co.	15,066	4,401,231

Johnson & Johnson	44,020	7,943,849

Merck & Co., Inc.	38,378	3,403,745

Zoetis, Inc.	6,572	1,164,887
		17,679,057

Professional Services – 1.2%

FTI Consulting, Inc.* (a)	5,642	889,800

Thomson Reuters Corp.	682	68,173

Verisk Analytics, Inc.	5,022	1,024,739
		1,982,712

Road & Rail – 1.9%

JB Hunt Transport Services, Inc.	5,146	879,194

Landstar System, Inc.	7,378	1,142,852

Old Dominion Freight Line, Inc.	3,968	1,111,516
		3,133,562

Semiconductors & Semiconductor Equipment – 0.4%

NVIDIA Corp.	3,162	586,456

Software – 10.1%

Adobe, Inc.*	2,976	1,178,347

Check Point Software Technologies Ltd.*	9,610	1,213,647

Citrix Systems, Inc.	8,494	850,249

Microsoft Corp.	44,144	12,250,843

Tyler Technologies, Inc.*	1,736	685,217

VMware, Inc., Class A	1,426	154,065
		16,332,368

Specialty Retail – 3.3%

AutoZone, Inc.*	124	242,478

Home Depot, Inc. (The)	12,958	3,892,583

O’Reilly Automotive, Inc.*	2,046	1,241,002
		5,376,063

Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	52,452	8,269,058

Investments	Shares	Value

Water Utilities – 0.8%

American Water Works Co., Inc.	8,122	$1,251,438

Wireless Telecommunication Services – 0.6%

T-Mobile US, Inc.*	8,618	1,061,221
Total Common Stocks (Cost $140,306,157)		159,426,679
	Principal Amount

SHORT-TERM INVESTMENTS – 0.1%

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 0.40%, 6/30/2022(c) (d) (Cost $184,877)	$185,000	184,789
Total Investments – 98.8% (Cost $140,491,034)		159,611,468

Other assets less liabilities – 1.2%		1,910,507
NET ASSETS – 100.0%		$161,521,975

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $8,082,484, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 12, 2022 – February 15, 2052; a total value of $8,427,849.

(b)	Represents less than 0.05% of net assets.

(c)	All or a portion of the security pledged as collateral for Futures Contracts.

(d)	The rate shown was the current yield as of April 30, 2022.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,761,126
Aggregate gross unrealized depreciation	(3,705,121)
Net unrealized appreciation	$19,056,005
Federal income tax cost	$140,515,921

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	17	06/17/2022	USD	$2,022,475	$(39,542)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.7%
Short-Term Investments	0.1
Others(1)	1.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.0%

Aerospace & Defense – 0.9%

Elbit Systems Ltd.	243	$52,963

Singapore Technologies Engineering Ltd.	197,100	585,205
		638,168

Air Freight & Logistics – 0.9%

Deutsche Post AG (Registered)	3,159	136,369

DSV A/S	621	103,041

SG Holdings Co. Ltd.	21,600	382,285
		621,695

Auto Components – 0.5%

Bridgestone Corp.	2,700	99,343

Pirelli & C SpA(a)	45,171	226,257
		325,600

Automobiles – 0.1%

Ferrari NV	270	57,822

Banks – 12.3%

Bank Hapoalim BM	56,052	523,021

Bank Leumi Le-Israel BM	58,347	616,375

Bankinter SA(b)	48,033	285,387

Banque Cantonale Vaudoise (Registered)	2,727	232,482

BOC Hong Kong Holdings Ltd.	148,500	542,244

Chiba Bank Ltd. (The)(b)	37,800	218,526

Commonwealth Bank of Australia	945	69,762

DBS Group Holdings Ltd.	27,000	663,220

FinecoBank Banca Fineco SpA	30,888	434,199

Hang Seng Bank Ltd.	27,000	480,044

HSBC Holdings plc	26,784	168,574

Mitsubishi UFJ Financial Group, Inc.	48,600	282,950

Mizuho Financial Group, Inc.	37,800	460,538

Oversea-Chinese Banking Corp. Ltd.	54,000	484,510

Royal Bank of Canada	14,580	1,480,188

Sumitomo Mitsui Financial Group, Inc.	20,200	610,397

Swedbank AB, Class A	4,266	68,368

Toronto-Dominion Bank (The)	7,074	513,592

United Overseas Bank Ltd.	18,900	410,465
		8,544,842

Investments	Shares	Value

Beverages – 0.5%

Budweiser Brewing Co. APAC Ltd.(a)	40,500	$102,100

Suntory Beverage & Food Ltd.	5,400	213,816
		315,916

Capital Markets – 2.3%

Deutsche Boerse AG	3,861	676,960

Euronext NV(a)	2,025	163,681

Japan Exchange Group, Inc.	16,200	244,013

Singapore Exchange Ltd.	72,900	516,830
		1,601,484

Chemicals – 5.2%

Air Liquide SA	7,020	1,224,466

Akzo Nobel NV	999	87,579

Givaudan SA (Registered)	135	541,725

Kansai Paint Co. Ltd.	5,400	75,065

Koninklijke DSM NV	2,781	471,171

Novozymes A/S, Class B	9,261	649,070

Symrise AG	4,779	571,970
		3,621,046

Commercial Services & Supplies – 1.4%

Brambles Ltd.	52,812	395,950

Secom Co. Ltd.	8,100	573,552
		969,502

Diversified Financial Services – 0.5%

Groupe Bruxelles Lambert SA	2,970	283,805

Investor AB, Class A(b)	1,836	38,845

L E Lundbergforetagen AB, Class B	540	25,585

Sofina SA	54	16,748
		364,983

Diversified Telecommunication Services – 6.0%

BT Group plc	63,045	140,378

Elisa OYJ	9,207	541,593

HKT Trust & HKT Ltd.	27,000	38,748

Koninklijke KPN NV(b)	147,879	512,476

Nippon Telegraph & Telephone Corp.	18,900	561,194

Orange SA	30,780	367,511

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Proximus SADP	14,958	$261,947

Singapore Telecommunications Ltd.	183,600	368,290

Spark New Zealand Ltd.	2,457	7,846

Swisscom AG (Registered)	1,080	641,780

Telecom Italia SpA	194,940	57,192

Telefonica Deutschland Holding AG	78,651	238,049

Telia Co. AB	1,836	7,664

TELUS Corp.	10,179	255,978

United Internet AG (Registered)	4,995	161,931
		4,162,577

Electric Utilities – 4.7%

Chubu Electric Power Co., Inc.	24,300	246,076

CLP Holdings Ltd.	7,000	68,250

Emera, Inc.(b)	5,265	255,536

Fortis, Inc.	6,912	338,069

Hydro One Ltd.(a)	10,638	289,079

Iberdrola SA	75,330	874,958

Kansai Electric Power Co., Inc. (The)	21,600	190,059

Power Assets Holdings Ltd.	94,500	636,532

Red Electrica Corp. SA	16,686	336,831
		3,235,390

Electronic Equipment, Instruments & Components – 0.8%

Halma plc	9,855	306,230

Hirose Electric Co. Ltd.	1,900	244,026
		550,256

Equity Real Estate Investment Trusts (REITs) – 0.4%

Link REIT	34,062	295,638

Food & Staples Retailing – 4.7%

Carrefour SA	14,661	311,807

Coles Group Ltd.	8,046	106,925

Etablissements Franz Colruyt NV	6,426	236,794

J Sainsbury plc	77,544	227,133

Jeronimo Martins SGPS SA	11,097	231,794

Koninklijke Ahold Delhaize NV(b)	21,924	649,686

Loblaw Cos. Ltd.	4,644	426,992

Metro, Inc.	5,238	289,390

Tesco plc	110,484	377,298

Welcia Holdings Co. Ltd.	18,900	390,808
		3,248,627

Investments	Shares	Value

Food Products – 5.9%

JDE Peet’s NV	8,370	$247,238

MEIJI Holdings Co. Ltd.	5,400	269,667

Nestle SA (Registered)	25,218	3,273,547

Yakult Honsha Co. Ltd.	5,400	280,086
		4,070,538

Gas Utilities – 1.2%

Osaka Gas Co. Ltd.	13,500	244,346

Snam SpA	54,459	300,127

Tokyo Gas Co. Ltd.	13,500	259,559
		804,032

Health Care Equipment & Supplies – 1.1%

Coloplast A/S, Class B	2,673	363,537

ConvaTec Group plc(a) (b)	43,038	114,552

Fisher & Paykel Healthcare Corp. Ltd.	5,292	73,848

Hoya Corp.	2,400	240,630
		792,567

Hotels, Restaurants & Leisure – 0.3%

McDonald’s Holdings Co. Japan Ltd.	5,400	214,650

Household Durables – 0.3%

SEB SA	351	42,472

Sekisui House Ltd.	10,800	188,308
		230,780

Household Products – 0.7%

Reckitt Benckiser Group plc	5,751	450,552

Independent Power and Renewable Electricity Producers – 0.5%

Uniper SE	12,879	333,146

Industrial Conglomerates – 1.2%

CK Hutchison Holdings Ltd.	40,500	284,930

Jardine Matheson Holdings Ltd.	5,400	286,902

Keppel Corp. Ltd.	51,300	255,218
		827,050

Insurance – 2.2%

Admiral Group plc	11,475	363,629

Fairfax Financial Holdings Ltd.	432	238,595

Gjensidige Forsikring ASA	702	15,190

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Japan Post Holdings Co. Ltd.	37,800	$265,936

Medibank Pvt Ltd.	128,655	292,572

Sampo OYJ, Class A	1,593	77,994

Tryg A/S	12,204	292,496
		1,546,412

IT Services – 1.6%

CGI, Inc.*	3,996	320,293

Itochu Techno-Solutions Corp.	5,400	127,331

Nomura Research Institute Ltd.	8,100	231,947

Obic Co. Ltd.	3,100	461,315
		1,140,886

Leisure Products – 0.4%

Shimano, Inc.	1,500	269,759

Machinery – 1.7%

GEA Group AG	7,533	295,388

Knorr-Bremse AG	2,322	167,405

Kone OYJ, Class B	9,693	471,299

Schindler Holding AG	1,377	268,690
		1,202,782

Marine – 0.9%

Hapag-Lloyd AG(a)	108	43,637

Kuehne + Nagel International AG (Registered)	1,917	543,313
		586,950

Metals & Mining – 1.1%

BHP Group Ltd.(b)	3,699	126,204

Franco-Nevada Corp.	2,754	418,643

Hitachi Metals Ltd.*	13,500	211,315
		756,162

Multiline Retail – 1.1%

B&M European Value Retail SA	17,982	110,669

Pan Pacific International Holdings Corp.	2,700	41,909

Wesfarmers Ltd.	18,009	632,354
		784,932

Investments	Shares	Value

Multi-Utilities – 0.8%

National Grid plc	35,451	$531,434

Oil, Gas & Consumable Fuels – 1.3%

Enbridge, Inc.	2,349	103,036

ENEOS Holdings, Inc.	75,600	266,199

Idemitsu Kosan Co. Ltd.	10,800	283,838

Shell plc	8,937	243,819
		896,892

Personal Products – 1.2%

Beiersdorf AG	2,187	221,074

Kobayashi Pharmaceutical Co. Ltd.	6,500	446,010

Unilever plc	4,158	194,145
		861,229

Pharmaceuticals – 14.4%

AstraZeneca plc	9,099	1,220,975

GlaxoSmithKline plc	70,119	1,581,978

Hikma Pharmaceuticals plc	9,990	236,237

Novartis AG (Registered)	2,295	204,544

Novo Nordisk A/S, Class B	17,415	2,006,184

Ono Pharmaceutical Co. Ltd.	10,800	277,836

Otsuka Holdings Co. Ltd.	8,100	272,772

Roche Holding AG	8,343	3,114,926

Roche Holding AG – BR	108	43,705

Sanofi	9,774	1,043,275
		10,002,432

Professional Services – 1.6%

RELX plc	6,966	209,287

SGS SA (Registered)	108	280,612

Wolters Kluwer NV	6,102	621,715
		1,111,614

Real Estate Management & Development – 3.3%

CK Asset Holdings Ltd.	81,000	551,277

Daito Trust Construction Co. Ltd.	2,700	260,914

Henderson Land Development Co. Ltd.	135,000	548,008

New World Development Co. Ltd.	27,000	103,579

PSP Swiss Property AG (Registered)	1,971	250,170

Sun Hung Kai Properties Ltd.	50,500	585,379
		2,299,327

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – 0.8%

MTR Corp. Ltd.	54,000	$288,027

Tobu Railway Co. Ltd.	10,800	243,658
		531,685

Semiconductors & Semiconductor Equipment – 0.6%

ASML Holding NV	702	405,835

Software – 2.9%

Constellation Software, Inc.	297	469,853

Dassault Systemes SE	10,800	484,621

Nice Ltd.*	1,107	227,691

Open Text Corp.	5,346	215,212

Oracle Corp. Japan	5,400	349,275

Sage Group plc (The)	8,073	74,740

SAP SE	1,971	202,857
		2,024,249

Specialty Retail – 1.4%

Nitori Holdings Co. Ltd.	4,100	422,468

USS Co. Ltd.	32,400	540,417
		962,885

Technology Hardware, Storage & Peripherals – 1.2%

Canon, Inc.	16,200	374,490

FUJIFILM Holdings Corp.	8,800	487,206
		861,696

Textiles, Apparel & Luxury Goods – 2.1%

Hermes International	513	642,121

LVMH Moet Hennessy Louis Vuitton SE	1,215	794,053
		1,436,174

Tobacco – 0.5%

Japan Tobacco, Inc.	18,900	324,361

Trading Companies & Distributors – 1.4%

Brenntag SE	567	44,228

ITOCHU Corp.	21,600	655,535

MonotaRO Co. Ltd.	13,500	235,385
		935,148

Investments	Shares	Value

Water Utilities – 0.5%

United Utilities Group plc	21,843	$315,649

Wireless Telecommunication Services – 2.6%

KDDI Corp.	25,800	863,253

Rogers Communications, Inc., Class B	189	10,349

SoftBank Corp.	45,900	536,728

Vodafone Group plc	276,750	422,302
		1,832,632
Total Common Stocks (Cost $66,363,409)		67,897,986
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 1.4%

REPURCHASE AGREEMENTS – 1.4%

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $968,902, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $981,652 (Cost $968,888)	$968,888	968,888
Total Investments – 99.4% (Cost $67,332,297)		68,866,874

Other assets less liabilities – 0.6%		398,231
NET ASSETS – 100.0%		$69,265,105

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $1,820,532, collateralized in the form of cash with a value of $968,888 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $584,421 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June 30, 2022 – February 15, 2052 and $404,862 of collateral in the form of Foreign Government

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 25, 2022 – September 20, 2117; a total value of $1,958,171.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $968,888.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,912,435
Aggregate gross unrealized depreciation	(4,728,973)
Net unrealized appreciation	$1,183,462
Federal income tax cost	$67,693,324

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	11	06/17/2022	USD	$1,098,130	$(17,238)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	71,337	Morgan Stanley	AUD	97,302	06/15/2022	$2,132
USD	48,040	Toronto-Dominion Bank (The)	AUD	64,513	06/15/2022	2,156
USD	10,103	Toronto-Dominion Bank (The)	CAD	12,765	06/15/2022	116
USD	44,004	Morgan Stanley	CHF	40,642	06/15/2022	2,038
USD	24,507	Toronto-Dominion Bank (The)	CHF	22,805	06/15/2022	959
USD	58,409	BNP Paribas SA	DKK	394,074	06/15/2022	2,407
USD	29,324	JPMorgan Chase Bank	DKK	196,917	06/15/2022	1,340
USD	141,005	Morgan Stanley	EUR	127,819	06/15/2022	5,883
USD	86,338	Toronto-Dominion Bank (The)	EUR	78,305	06/15/2022	3,559
USD	124,084	Morgan Stanley	GBP	94,823	06/15/2022	5,028
USD	25,489	Toronto-Dominion Bank (The)	GBP	19,358	06/15/2022	1,184
USD	20,213	JPMorgan Chase Bank	HKD	158,002	06/15/2022	55
USD	73,344	Citibank NA	ILS	239,196	06/15/2022	1,585
USD	7,719	JPMorgan Chase Bank	ILS	24,981	06/15/2022	225
USD	195,872	Citigroup Global Markets, Inc.	JPY	23,858,367	06/15/2022	11,431
USD	78,361	Morgan Stanley	JPY	9,821,507	06/15/2022	2,435
USD	15,975	Toronto-Dominion Bank (The)	JPY	1,900,242	06/15/2022	1,285
USD	15,866	Bank of New York	NOK	141,685	06/15/2022	656
USD	4,978	Citibank NA	NOK	43,607	06/15/2022	297
USD	2,537	Morgan Stanley	NZD	3,702	06/15/2022	135
USD	83,991	BNP Paribas SA	SEK	810,605	06/15/2022	1,117
USD	13,204	Citibank NA	SEK	124,066	06/15/2022	520
USD	18,695	Toronto-Dominion Bank (The)	SGD	25,390	06/15/2022	309
Total unrealized appreciation						$46,852

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	10,625	Toronto-Dominion Bank (The)	USD	7,922	06/15/2022	$(365)
CAD	43,624	Citibank NA	USD	34,307	06/15/2022	(178)
CAD	19,999	Toronto-Dominion Bank (The)	USD	16,060	06/15/2022	(414)
CHF	13,358	BNP Paribas SA	USD	14,387	06/15/2022	(593)
CHF	27,101	Citibank NA	USD	28,728	06/15/2022	(745)
CHF	132,456	Toronto-Dominion Bank (The)	USD	142,184	06/15/2022	(5,412)
DKK	436,517	Toronto-Dominion Bank (The)	USD	65,446	06/15/2022	(3,412)
EUR	30,742	Morgan Stanley	USD	34,041	06/15/2022	(1,543)
EUR	27,768	Toronto-Dominion Bank (The)	USD	30,137	06/15/2022	(782)
GBP	17,397	BNP Paribas SA	USD	22,764	06/15/2022	(920)
GBP	10,209	Morgan Stanley	USD	13,537	06/15/2022	(718)
HKD	66,774	Citibank NA	USD	8,544	06/15/2022	(25)
HKD	84,852	Citigroup Global Markets, Inc.	USD	10,852	06/15/2022	(27)
HKD	39,720	Goldman Sachs & Co.	USD	5,079	06/15/2022	(12)
JPY	6,178,630	Morgan Stanley	USD	52,221	06/15/2022	(4,456)
SGD	7,316	Citibank NA	USD	5,398	06/15/2022	(100)
Total unrealized depreciation						$(19,702)
Net unrealized appreciation						$27,150

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	2.3%
Belgium	1.2
Canada	8.1
Denmark	4.9
Finland	1.6
France	7.3
Germany	4.5
Hong Kong	6.5
Israel	2.0
Italy	1.5
Japan	21.6
Netherlands	4.4
New Zealand	0.1
Norway	0.0 †
Portugal	0.3
Singapore	5.2
Spain	2.2
Sweden	0.2
Switzerland	13.6
United Kingdom	10.5
Other[1]	2.0
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.0%
Securities Lending Reinvestments	1.4
Others(1)	0.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Air Freight & Logistics – 0.7%

Agility Public Warehousing Co. KSC	25,482	$103,940

Auto Components – 0.9%

MRF Ltd.	138	131,296

Automobiles – 1.1%

Bajaj Auto Ltd.	2,586	126,168

Hero MotoCorp Ltd.	1,086	35,612
		161,780

Banks – 22.4%

Abu Dhabi Islamic Bank PJSC	51,324	122,684

Agricultural Bank of China Ltd., Class H	198,000	74,696

Al Rajhi Bank	4,416	207,920

Attijariwafa Bank	1,566	72,928

Banco BBVA Peru SA	5,634	2,611

Banco de Credito del Peru SA, Class C	6,390	5,109

Bank Central Asia Tbk. PT	25,200	14,124

Bank of China Ltd., Class H	780,000	308,177

Bank of Communications Co. Ltd., Class H	126,000	87,842

Boubyan Bank KSCP	32,848	105,152

Chang Hwa Commercial Bank Ltd.	127,200	79,836

China Construction Bank Corp., Class H	210,000	149,615

China Merchants Bank Co. Ltd., Class H	2,000	12,210

Commercial Bank PSQC (The)	12,480	26,350

Commercial International Bank Egypt SAE	38,502	93,288

E.Sun Financial Holding Co. Ltd.	83,519	95,914

First Financial Holding Co. Ltd.	115,260	108,708

Hua Nan Financial Holdings Co. Ltd.	135,484	109,167

ICICI Bank Ltd.	5,538	53,849

Industrial & Commercial Bank of China Ltd., Class H	492,000	297,226

Itau Unibanco Holding SA (Preference)*	1,200	5,784

Kuwait Finance House KSCP	54,205	174,227

Investments	Shares	Value

Banks – (continued)

Malayan Banking Bhd.	25,385	$52,887

Masraf Al Rayan QSC	65,430	96,840

Mega Financial Holding Co. Ltd.	114,000	160,893

National Bank of Kuwait SAKP	39,387	135,210

Postal Savings Bank of China Co. Ltd., Class H(a)	126,000	96,353

Qatar Islamic Bank SAQ	23,184	155,907

Qatar National Bank QPSC	44,526	284,267

Saudi National Bank (The)	1,884	39,681

Sberbank of Russia PJSC‡ (b)	12,360	—

Taiwan Cooperative Financial Holding Co. Ltd.	124,207	120,096
		3,349,551

Capital Markets – 0.8%

Macquarie Korea Infrastructure Fund	10,776	121,831

Chemicals – 3.1%

Asian Paints Ltd.	3,798	160,838

PhosAgro PJSC‡ (b)	1,158	—

Pidilite Industries Ltd.	2,748	87,129

SABIC Agri-Nutrients Co.	3,084	133,694

Yanbu National Petrochemical Co.	4,710	76,725
		458,386

Construction Materials – 1.1%

ACC Ltd.	1,014	30,893

Asia Cement Corp.	18,000	29,373

LafargeHolcim Maroc SA	342	68,495

Taiwan Cement Corp.	24,000	37,373
		166,134

Consumer Finance – 0.0%(c)

Bajaj Finance Ltd.	42	3,666

Diversified Financial Services – 0.6%

Far East Horizon Ltd.	114,000	93,134

Diversified Telecommunication Services – 6.3%

China Tower Corp. Ltd., Class H(a)	696,000	81,609

Chunghwa Telecom Co. Ltd.	39,000	173,330

Emirates Integrated Telecommunications Co. PJSC	48,234	86,539

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Emirates Telecommunications Group Co. PJSC	17,160	$163,515

Hellenic Telecommunications Organization SA	6,198	120,310

Itissalat Al-Maghrib	8,076	108,369

Saudi Telecom Co.	5,928	183,334

Telefonica Brasil SA	1,800	19,333
		936,339

Electric Utilities – 1.6%

Cia de Transmissao de Energia Eletrica Paulista (Preference)	6,600	33,532

Manila Electric Co.	16,860	113,810

Tenaga Nasional Bhd.	45,600	94,688
		242,030

Electronic Equipment, Instruments & Components – 1.4%

Hon Hai Precision Industry Co. Ltd.	13,000	44,986

Synnex Technology International Corp.	36,000	94,655

WPG Holdings Ltd.	42,000	77,373
		217,014

Entertainment – 0.6%

NetEase, Inc., ADR	888	84,653

Food & Staples Retailing – 1.4%

BIM Birlesik Magazalar A/S	6,750	37,962

InRetail Peru Corp.(a)	2,370	86,268

President Chain Store Corp.	9,000	83,510
		207,740

Food Products – 5.9%

Almarai Co. JSC	4,788	66,380

Dali Foods Group Co. Ltd.(a)	216,000	110,668

International Holding Co. PJSC*	2,268	134,794

Nestle Malaysia Bhd.	3,900	119,325

Orion Corp.	798	60,358

Tingyi Cayman Islands Holding Corp.	58,000	106,299

Uni-President China Holdings Ltd.	78,000	68,892

Uni-President Enterprises Corp.	42,000	97,464

Investments	Shares	Value

Food Products – (continued)

Want Want China Holdings Ltd.	126,000	$113,857
		878,037

Gas Utilities – 1.7%

China Resources Gas Group Ltd.	16,000	60,871

ENN Energy Holdings Ltd.	5,800	78,283

Petronas Gas Bhd.	30,000	117,009
		256,163

Health Care Providers & Services – 3.9%

Bangkok Dusit Medical Services PCL, NVDR	158,400	119,089

Bangkok Dusit Medical Services PCL, Class F	17,400	12,955

Bumrungrad Hospital PCL, NVDR	25,200	118,090

Dr Sulaiman Al Habib Medical Services Group Co.	1,758	93,740

IHH Healthcare Bhd.	52,800	80,167

Mouwasat Medical Services Co.	1,506	96,765

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	42,000	68,304
		589,110

Hotels, Restaurants & Leisure – 0.6%

Yum China Holdings, Inc.	2,334	97,561

Household Durables – 1.5%

Coway Co. Ltd.	2,100	118,543

Whirlpool of India Ltd.	5,208	110,612
		229,155

Independent Power and Renewable Electricity Producers – 0.0%

Unipro PJSC‡ (b)	726,000	—

Insurance – 0.5%

Bupa Arabia for Cooperative Insurance Co.	1,830	81,088

Interactive Media & Services – 3.1%

Tencent Holdings Ltd.	9,600	461,760

Internet & Direct Marketing Retail – 3.3%

Alibaba Group Holding Ltd., ADR*	4,434	430,497

JD.com, Inc., ADR*	840	51,794

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Internet & Direct Marketing Retail – (continued)

JD.com, Inc., Class A*	457	$15,470

Pinduoduo, Inc., ADR*	84	3,620
		501,381

IT Services – 4.3%

Infosys Ltd.	4,602	94,370

Samsung SDS Co. Ltd.	1,086	128,400

Tata Consultancy Services Ltd.	9,102	422,305
		645,075

Life Sciences Tools & Services – 0.1%

Samsung Biologics Co. Ltd.* (a)	25	16,680

Marine – 0.6%

MISC Bhd.	47,400	85,034

Metals & Mining – 0.6%

Polyus PJSC‡ (b)	546	—

Vale SA	5,400	90,821
		90,821

Multiline Retail – 0.0%(c)

Robinson PCL*	600	342

Multi-Utilities – 0.8%

Qatar Electricity & Water Co. QSC	24,336	114,271

Oil, Gas & Consumable Fuels – 1.4%

Petroleo Brasileiro SA	600	4,051

Petroleo Brasileiro SA (Preference)	2,400	14,675

Petronas Dagangan Bhd.	16,200	80,898

Qatar Fuel QSC	22,932	115,423

Surgutneftegas PJSC (Preference)‡ (b)	156,600	—
		215,047

Personal Products – 1.3%

Colgate-Palmolive India Ltd.	6,174	133,632

Hengan International Group Co. Ltd.	9,000	42,671

Hindustan Unilever Ltd.	594	17,366
		193,669

Pharmaceuticals – 3.5%

Cipla Ltd.	10,440	134,006

Investments	Shares	Value

Pharmaceuticals – (continued)

Dr Reddy’s Laboratories Ltd.	720	$38,918

Lupin Ltd.	2,370	23,087

Richter Gedeon Nyrt.	3,324	66,287

Sino Biopharmaceutical Ltd.	12,000	6,347

Sun Pharmaceutical Industries Ltd.	5,910	71,797

Torrent Pharmaceuticals Ltd.	132	4,860

Yuhan Corp.	1,758	85,521

Zydus Lifesciences Ltd.	19,434	89,514
		520,337

Professional Services – 1.0%

51job, Inc., ADR*	2,430	147,866

Real Estate Management & Development – 1.4%

Aldar Properties PJSC	100,278	154,251

Wharf Holdings Ltd. (The)	18,000	52,879
		207,130

Semiconductors & Semiconductor Equipment – 5.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	876,117

Specialty Retail – 3.0%

Abu Dhabi National Oil Co. for Distribution PJSC	108,522	122,023

Home Product Center PCL, NVDR	264,000	115,620

Hotel Shilla Co. Ltd.	294	19,007

Jarir Marketing Co.	2,220	113,640

Zhongsheng Group Holdings Ltd.	11,000	73,323
		443,613

Technology Hardware, Storage & Peripherals – 4.1%

Compal Electronics, Inc.	96,000	72,467

Inventec Corp.	90,000	77,556

Lite-On Technology Corp.	7,000	15,437

Samsung Electronics Co. Ltd.	8,358	448,510
		613,970

Textiles, Apparel & Luxury Goods – 0.1%

Li Ning Co. Ltd.	500	3,986

Page Industries Ltd.	12	7,155
		11,141

Tobacco – 0.9%

KT&G Corp.	1,962	129,030

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – 1.5%

Taiwan High Speed Rail Corp.	120,000	$113,993

Westports Holdings Bhd.	123,000	111,317
		225,310

Water Utilities – 0.5%

Guangdong Investment Ltd.	62,000	79,810

Wireless Telecommunication Services – 5.0%

Advanced Info Service PCL, NVDR	18,000	112,993

Bharti Airtel Ltd.*	246	2,378

Etihad Etisalat Co.	6,762	77,972

Far EasTone Telecommunications Co. Ltd.	38,000	106,746

Globe Telecom, Inc.	210	9,131

Intouch Holdings PCL, NVDR	49,800	101,781

Maxis Bhd.	69,000	60,228

Mobile Telecommunications Co. KSCP	41,730	92,733

PLDT, Inc.	690	24,663

Taiwan Mobile Co. Ltd.	25,000	92,026

Vodacom Group Ltd.	6,342	60,941
		741,592
Total Common Stocks (Cost $14,445,142)		14,728,604

Total Investments – 98.4% (Cost $14,445,142)		14,728,604

Other assets less liabilities – 1.6%		236,667
NET ASSETS – 100.0%		$14,965,271
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,827,822
Aggregate gross unrealized depreciation	(1,584,292)
Net unrealized appreciation	$243,530
Federal income tax cost	$14,486,513

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	5	06/17/2022	USD	$264,350	$1,446

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	20,000	Citibank NA	USD	2,559	06/15/2022	$(7)
Net unrealized depreciation						$(7)

Abbreviations:

HKD – Hong Kong Dollar

USD – US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Brazil	1.1%
China	22.5
Egypt	0.6
Greece	0.8
Hungary	0.4
India	11.9
Indonesia	0.1
Kuwait	4.1
Malaysia	5.4
Morocco	1.7
Peru	0.6
Philippines	1.0
Qatar	5.3
Saudi Arabia	7.8
South Africa	0.4
South Korea	7.5
Taiwan	17.8
Thailand	3.9
Turkey	0.3
United Arab Emirates	5.2
Other[1]	1.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.4%
Others(1)	1.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Aerospace & Defense – 1.5%

AAR Corp.* (a)	2,820	$132,484

Aerojet Rocketdyne Holdings, Inc.* (a)	2,068	82,679

AeroVironment, Inc.* (a)	1,316	105,701

Astronics Corp.* (a)	8,084	78,334

Axon Enterprise, Inc.* (a)	2,256	253,123

Boeing Co. (The)*	17,672	2,630,300

BWX Technologies, Inc.(a)	4,324	224,502

Byrna Technologies, Inc.* (a)	940	5,565

Curtiss-Wright Corp.	2,632	376,139

Ducommun, Inc.* (a)	564	28,804

General Dynamics Corp.	7,332	1,734,238

HEICO Corp.(a)	1,692	238,961

HEICO Corp., Class A	1,880	219,283

Hexcel Corp.(a)	5,076	275,931

Howmet Aerospace, Inc.	12,220	416,946

Huntington Ingalls Industries, Inc.	1,316	279,966

Kaman Corp.(a)	3,384	132,010

Kratos Defense & Security Solutions, Inc.*	4,324	65,595

L3Harris Technologies, Inc.	6,392	1,484,606

Lockheed Martin Corp.	7,708	3,330,781

Maxar Technologies, Inc.(a)	4,888	157,442

Mercury Systems, Inc.* (a)	4,324	241,236

Moog, Inc., Class A	7,144	570,591

Northrop Grumman Corp.	4,888	2,147,787

Parsons Corp.* (a)	7,332	270,771

Raytheon Technologies Corp.	48,128	4,567,829

Spirit AeroSystems Holdings, Inc., Class A(a)	4,512	189,684

Textron, Inc.	6,956	481,703

TransDigm Group, Inc.*	1,316	782,770

Triumph Group, Inc.* (a)	7,144	161,026

Vectrus, Inc.* (a)	3,384	122,162

Virgin Galactic Holdings, Inc.* (a)	10,340	77,447

Woodward, Inc.(a)	1,316	145,392
		22,011,788

Investments	Shares	Value

Air Freight & Logistics – 0.6%

Air Transport Services Group, Inc.* (a)	16,920	$529,596

Atlas Air Worldwide Holdings, Inc.* (a)	7,144	492,507

CH Robinson Worldwide, Inc.(a)	3,948	419,080

Expeditors International of Washington, Inc.	4,324	428,379

FedEx Corp.	7,708	1,531,888

Forward Air Corp.(a)	940	91,152

GXO Logistics, Inc.*	1,692	100,149

Hub Group, Inc., Class A* (a)	9,212	618,678

United Parcel Service, Inc., Class B(a)	24,064	4,331,039
		8,542,468

Airlines – 0.3%

Alaska Air Group, Inc.*	5,452	296,534

Allegiant Travel Co.* (a)	940	145,879

American Airlines Group, Inc.* (a)	26,132	490,498

Delta Air Lines, Inc.*	14,664	630,992

Frontier Group Holdings, Inc.* (a)	1,504	15,957

Hawaiian Holdings, Inc.* (a)	6,768	114,785

JetBlue Airways Corp.* (a)	70,500	776,205

SkyWest, Inc.* (a)	13,348	389,094

Southwest Airlines Co.* (a)	15,228	711,452

Spirit Airlines, Inc.* (a)	4,136	97,651

Sun Country Airlines Holdings, Inc.* (a)	2,256	62,063

United Airlines Holdings, Inc.* (a)	6,580	332,290
		4,063,400

Auto Components – 0.4%

Adient plc* (a)	23,312	795,872

American Axle & Manufacturing Holdings, Inc.* (a)	20,116	133,168

Aptiv plc*	6,580	700,112

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Autoliv, Inc.(a)	3,384	$249,333

BorgWarner, Inc.	9,776	360,050

Cooper-Standard Holdings, Inc.* (a)	3,948	18,200

Dana, Inc.(a)	30,832	456,622

Dorman Products, Inc.* (a)	940	92,797

Fox Factory Holding Corp.*	1,880	153,934

Garrett Motion, Inc.* (a)	9,964	66,460

Gentex Corp.(a)	8,648	253,819

Gentherm, Inc.* (a)	1,128	76,050

Goodyear Tire & Rubber Co. (The)* (a)	63,544	846,406

LCI Industries(a)	5,640	548,885

Lear Corp.(a)	2,444	312,685

Luminar Technologies, Inc.* (a)	11,844	146,510

Modine Manufacturing Co.* (a)	9,400	74,260

Patrick Industries, Inc.(a)	4,888	304,278

Standard Motor Products, Inc.(a)	3,008	128,382

Tenneco, Inc., Class A* (a)	17,108	293,744

Visteon Corp.*	2,256	236,226

XL Fleet Corp.* (a)	9,776	13,686
		6,261,479

Automobiles – 1.7%

Arcimoto, Inc.* (a)	1,504	5,053

Ford Motor Co.	132,352	1,874,104

General Motors Co.*	48,880	1,853,041

Harley-Davidson, Inc.(a)	34,968	1,274,584

Tesla, Inc.*	22,372	19,480,643

Thor Industries, Inc.(a)	13,348	1,021,789

Winnebago Industries, Inc.(a)	7,520	399,914

Workhorse Group, Inc.* (a)	10,152	30,557
		25,939,685

Banks – 6.1%

1st Source Corp.(a)	5,640	244,043

Allegiance Bancshares, Inc.(a)	3,008	122,907

Investments	Shares	Value

Banks – (continued)

Ameris Bancorp(a)	14,100	$587,970

Associated Banc-Corp.	33,088	660,106

Atlantic Union Bankshares Corp.(a)	18,612	628,713

Banc of California, Inc.(a)	3,760	67,830

BancFirst Corp.(a)	3,384	276,642

Bancorp, Inc. (The)* (a)	6,204	140,769

Bank of America Corp.	235,752	8,411,631

Bank of Hawaii Corp.(a)	2,444	181,687

Bank OZK(a)	29,516	1,134,005

BankUnited, Inc.(a)	21,808	818,672

Banner Corp.	6,768	363,442

Berkshire Hills Bancorp, Inc.(a)	3,948	97,673

BOK Financial Corp.(a)	7,896	654,815

Brookline Bancorp, Inc.	13,160	190,294

Cadence Bank	46,436	1,162,757

Cathay General Bancorp(a)	16,544	663,249

Central Pacific Financial Corp.	3,948	95,463

Citigroup, Inc.	64,860	3,126,901

Citizens Financial Group, Inc.	15,416	607,390

City Holding Co.(a)	376	29,095

Columbia Banking System, Inc.(a)	16,168	453,997

Comerica, Inc.	5,264	431,122

Commerce Bancshares, Inc.(a)	3,197	218,545

Community Bank System, Inc.(a)	3,384	217,930

Community Trust Bancorp, Inc.	2,068	82,327

ConnectOne Bancorp, Inc.(a)	4,324	120,467

Cullen/Frost Bankers, Inc.	2,068	273,576

Customers Bancorp, Inc.* (a)	5,828	245,184

CVB Financial Corp.(a)	28,952	666,475

Dime Community Bancshares, Inc.(a)	10,528	331,000

Eagle Bancorp, Inc.(a)	6,204	312,371

East West Bancorp, Inc.	5,640	402,132

Eastern Bankshares, Inc.(a)	6,204	118,869

Enterprise Financial Services Corp.(a)	3,760	166,079

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

FB Financial Corp.	1,316	$50,705

Fifth Third Bancorp	24,252	910,178

First Bancorp/NC	3,572	133,807

First Bancorp/PR(a)	55,836	759,928

First Bancshares, Inc. (The)(a)	3,196	102,879

First Busey Corp.	14,476	325,276

First Citizens BancShares, Inc., Class A(a)	752	480,814

First Commonwealth Financial Corp.	25,568	344,657

First Financial Bancorp(a)	18,988	388,305

First Financial Bankshares, Inc.(a)	6,768	270,585

First Financial Corp.(a)	3,760	160,251

First Foundation, Inc.(a)	5,264	116,966

First Hawaiian, Inc.(a)	27,824	656,925

First Horizon Corp.	21,432	479,648

First Interstate BancSystem, Inc., Class A	6,392	207,868

First Merchants Corp.(a)	13,348	523,108

First Republic Bank(a)	4,324	645,227

Flushing Financial Corp.(a)	5,452	117,218

FNB Corp.	75,200	866,304

Fulton Financial Corp.(a)	33,840	513,353

Glacier Bancorp, Inc.(a)	4,888	223,675

Hancock Whitney Corp.	19,364	905,654

Hanmi Financial Corp.	7,896	182,792

HarborOne Bancorp, Inc.(a)	2,068	27,690

Heartland Financial USA, Inc.(a)	9,212	403,209

Heritage Commerce Corp.(a)	10,340	116,118

Heritage Financial Corp.(a)	6,016	145,707

Hilltop Holdings, Inc.(a)	16,920	431,291

Home BancShares, Inc.(a)	35,156	760,073

HomeStreet, Inc.(a)	3,196	129,726

Hope Bancorp, Inc.(a)	27,824	397,883

Horizon Bancorp, Inc.(a)	12,220	213,606

Huntington Bancshares, Inc.(a)	47,188	620,522

Independent Bank Corp. – MA(a)	2,444	188,579

Investments	Shares	Value

Banks – (continued)

Independent Bank Corp. – MI	8,836	$174,423

Independent Bank Group, Inc.	9,964	675,559

International Bancshares Corp.(a)	13,536	538,597

JPMorgan Chase & Co.	97,008	11,578,875

KeyCorp	34,028	657,081

Lakeland Bancorp, Inc.(a)	12,220	183,667

Lakeland Financial Corp.(a)	752	54,761

Live Oak Bancshares, Inc.(a)	940	39,790

M&T Bank Corp.	6,686	1,114,155

Meta Financial Group, Inc.	3,008	131,299

Metropolitan Bank Holding Corp.* (a)	1,316	117,190

Midland States Bancorp, Inc.(a)	4,888	128,848

National Bank Holdings Corp., Class A	1,128	41,183

NBT Bancorp, Inc.	8,084	284,557

Nicolet Bankshares, Inc.* (a)	3,760	305,989

Northwest Bancshares, Inc.(a)	24,252	307,515

OceanFirst Financial Corp.(a)	15,980	299,305

OFG Bancorp(a)	15,416	409,757

Old National Bancorp	71,064	1,077,330

Pacific Premier Bancorp, Inc.(a)	20,492	642,629

PacWest Bancorp(a)	27,260	896,581

Park National Corp.(a)	940	110,779

Peoples Bancorp, Inc.	6,016	164,959

Pinnacle Financial Partners, Inc.(a)	4,700	364,485

PNC Financial Services Group, Inc. (The)	14,288	2,373,237

Popular, Inc.(a)	20,116	1,568,847

Preferred Bank	2,256	151,423

Premier Financial Corp.(a)	11,092	294,382

Prosperity Bancshares, Inc.(a)	21,056	1,376,641

QCR Holdings, Inc.	2,068	112,272

Regions Financial Corp.(a)	34,780	720,642

Renasant Corp.(a)	11,092	330,431

S&T Bancorp, Inc.(a)	6,768	191,264

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Sandy Spring Bancorp, Inc.(a)	9,212	$361,755

Seacoast Banking Corp. of Florida(a)	5,076	164,970

ServisFirst Bancshares, Inc.(a)	1,504	120,801

Signature Bank	1,880	455,430

Silvergate Capital Corp., Class A*	1,128	131,931

Simmons First National Corp., Class A(a)	24,816	592,358

Southside Bancshares, Inc.(a)	752	29,471

SouthState Corp.(a)	18,612	1,441,313

Stock Yards Bancorp, Inc.(a)	564	29,486

SVB Financial Group*	1,504	733,410

Synovus Financial Corp.(a)	34,968	1,452,571

Texas Capital Bancshares, Inc.*	12,784	656,586

Tompkins Financial Corp.(a)	188	13,724

Towne Bank	14,288	393,920

TriCo Bancshares(a)	564	21,178

TriState Capital Holdings, Inc.*	4,324	130,628

Triumph Bancorp, Inc.* (a)	564	39,164

Truist Financial Corp.	44,180	2,136,103

Trustmark Corp.(a)	15,792	440,281

UMB Financial Corp.(a)	1,504	135,631

Umpqua Holdings Corp.	56,400	932,856

United Bankshares, Inc.(a)	30,456	1,012,966

United Community Banks, Inc.(a)	25,192	759,287

Univest Financial Corp.	6,016	151,603

US Bancorp	45,120	2,191,027

Valley National Bancorp(a)	95,316	1,141,886

Veritex Holdings, Inc.	4,700	154,395

Washington Trust Bancorp, Inc.(a)	5,452	255,917

Webster Financial Corp.(a)	41,924	2,095,781

Wells Fargo & Co.	128,404	5,602,266

WesBanco, Inc.(a)	12,972	418,217

Westamerica Bancorp(a)	2,632	155,077

Western Alliance Bancorp	4,136	314,791

Wintrust Financial Corp.	12,784	1,116,299

Investments	Shares	Value

Banks – (continued)

Zions Bancorp NA(a)	6,392	$361,212
		90,669,399

Beverages – 1.2%

Boston Beer Co., Inc. (The), Class A* (a)	376	141,000

Brown-Forman Corp., Class A(a)	1,504	93,880

Brown-Forman Corp., Class B	4,512	304,289

Celsius Holdings, Inc.* (a)	564	29,328

Coca-Cola Co. (The)	104,340	6,741,408

Coca-Cola Consolidated, Inc.	940	415,010

Constellation Brands, Inc., Class A	5,076	1,249,153

Keurig Dr Pepper, Inc.	26,508	991,399

Molson Coors Beverage Co., Class B(a)	6,956	376,598

Monster Beverage Corp.*	9,588	821,500

National Beverage Corp.(a)	1,128	49,722

PepsiCo, Inc.	37,036	6,359,452

Vintage Wine Estates, Inc.* (a)	1,316	13,594

Zevia PBC, Class A* (a)	7,144	24,575
		17,610,908

Biotechnology – 2.3%

4D Molecular Therapeutics, Inc.* (a)	2,256	26,869

AbbVie, Inc.	58,468	8,587,780

ACADIA Pharmaceuticals, Inc.* (a)	9,400	173,336

Acumen Pharmaceuticals, Inc.* (a)	5,264	20,319

Agenus, Inc.* (a)	57,340	106,079

Agios Pharmaceuticals, Inc.* (a)	188	4,130

Akebia Therapeutics, Inc.* (a)	10,904	4,527

Alaunos Therapeutics, Inc.* (a)	18,988	10,090

Aldeyra Therapeutics, Inc.*	188	577

Alector, Inc.* (a)	5,264	50,534

Alkermes plc*	6,016	173,562

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Allakos, Inc.* (a)	752	$2,835

Allogene Therapeutics, Inc.* (a)	19,176	160,120

Alnylam Pharmaceuticals, Inc.* (a)	3,572	476,612

Altimmune, Inc.* (a)	188	850

Amgen, Inc.(a)	18,048	4,208,613

Amicus Therapeutics, Inc.* (a)	7,332	51,911

Anavex Life Sciences Corp.* (a)	5,640	48,448

Anika Therapeutics, Inc.* (a)	376	8,095

Apellis Pharmaceuticals, Inc.* (a)	3,760	163,673

Arcturus Therapeutics Holdings, Inc.* (a)	940	18,217

Arcus Biosciences, Inc.* (a)	1,692	40,963

Arrowhead Pharmaceuticals, Inc.*	4,888	200,946

Atara Biotherapeutics, Inc.* (a)	188	1,196

Atossa Therapeutics, Inc.* (a)	7,896	7,975

Avid Bioservices, Inc.* (a)	1,504	20,244

Avidity Biosciences, Inc.* (a)	2,256	32,261

Avita Medical, Inc.* (a)	5,264	32,110

Beam Therapeutics, Inc.* (a)	1,316	49,390

BioCryst Pharmaceuticals, Inc.* (a)	14,852	137,975

Biogen, Inc.*	4,512	935,969

BioMarin Pharmaceutical, Inc.*	3,948	321,170

Bioxcel Therapeutics, Inc.* (a)	5,828	76,405

Bluebird Bio, Inc.*	5,828	21,156

Blueprint Medicines Corp.* (a)	2,068	120,668

Bolt Biotherapeutics, Inc.* (a)	9,024	14,077

Bridgebio Pharma, Inc.*	4,136	33,171

CareDx, Inc.* (a)	2,632	80,118

Caribou Biosciences, Inc.*	1,316	9,738

Catalyst Pharmaceuticals, Inc.*	16,732	127,498

Investments	Shares	Value

Biotechnology – (continued)

Celldex Therapeutics, Inc.* (a)	1,504	$45,947

CEL-SCI Corp.* (a)	11,468	32,798

ChemoCentryx, Inc.* (a)	2,444	45,116

Clovis Oncology, Inc.* (a)	13,536	27,072

Coherus Biosciences, Inc.* (a)	8,084	73,079

Crinetics Pharmaceuticals, Inc.* (a)	5,264	106,964

CRISPR Therapeutics AG* (a)	3,760	186,571

Cue Biopharma, Inc.* (a)	3,008	11,912

Curis, Inc.* (a)	188	172

Cytokinetics, Inc.* (a)	3,384	134,920

CytomX Therapeutics, Inc.* (a)	15,604	26,683

Deciphera Pharmaceuticals, Inc.* (a)	3,196	32,344

Denali Therapeutics, Inc.* (a)	22,372	532,454

Design Therapeutics, Inc.* (a)	940	11,224

Dynavax Technologies Corp.* (a)	752	6,640

Eagle Pharmaceuticals, Inc.* (a)	1,692	74,668

Editas Medicine, Inc.* (a)	1,504	19,913

Emergent BioSolutions, Inc.* (a)	11,280	365,246

Enanta Pharmaceuticals, Inc.* (a)	1,880	121,072

Epizyme, Inc.* (a)	26,320	16,987

Evelo Biosciences, Inc.* (a)	1,504	3,715

Exact Sciences Corp.* (a)	4,700	258,735

Exelixis, Inc.*	14,476	323,394

Fate Therapeutics, Inc.* (a)	4,136	118,124

FibroGen, Inc.* (a)	3,384	31,471

Fortress Biotech, Inc.* (a)	5,076	5,584

G1 Therapeutics, Inc.* (a)	4,700	24,158

Geron Corp.* (a)	16,356	23,062

Gilead Sciences, Inc.	39,856	2,365,055

Global Blood Therapeutics, Inc.* (a)	3,760	115,432

Gossamer Bio, Inc.* (a)	1,316	9,094

Gritstone bio, Inc.* (a)	5,076	13,147

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Halozyme Therapeutics, Inc.* (a)	6,580	$262,542

Heron Therapeutics, Inc.* (a)	376	1,700

Homology Medicines, Inc.* (a)	18,048	29,960

Horizon Therapeutics plc*	6,768	667,054

Immuneering Corp., Class A* (a)	752	3,737

ImmunoGen, Inc.* (a)	21,996	106,241

Incyte Corp.*	4,324	324,127

Inhibrx, Inc.*	564	8,939

Insmed, Inc.* (a)	6,392	140,432

Intellia Therapeutics, Inc.* (a)	2,444	119,829

Intercept Pharmaceuticals, Inc.* (a)	6,956	109,279

Ionis Pharmaceuticals, Inc.*	7,520	276,435

Iovance Biotherapeutics, Inc.* (a)	3,008	45,571

Ironwood Pharmaceuticals, Inc.* (a)	4,512	54,144

IVERIC bio, Inc.* (a)	188	2,604

Jounce Therapeutics, Inc.* (a)	2,068	10,960

KalVista Pharmaceuticals, Inc.* (a)	6,392	81,370

Karyopharm Therapeutics, Inc.* (a)	7,332	44,725

Keros Therapeutics, Inc.* (a)	752	39,864

Kiniksa Pharmaceuticals Ltd., Class A* (a)	6,956	64,899

Kodiak Sciences, Inc.*	1,880	11,318

Krystal Biotech, Inc.* (a)	2,256	136,736

Kura Oncology, Inc.* (a)	19,364	277,873

Kymera Therapeutics, Inc.*	188	5,894

Lexicon Pharmaceuticals, Inc.* (a)	3,572	6,465

Ligand Pharmaceuticals, Inc.* (a)	752	69,831

MacroGenics, Inc.* (a)	188	1,344

Madrigal Pharmaceuticals, Inc.* (a)	940	65,800

MannKind Corp.* (a)	7,896	24,714

Investments	Shares	Value

Biotechnology – (continued)

MeiraGTx Holdings plc*	5,264	$54,167

Mersana Therapeutics, Inc.* (a)	10,716	37,292

Mirati Therapeutics, Inc.* (a)	1,316	81,316

Moderna, Inc.* (a)	11,280	1,516,145

Myriad Genetics, Inc.* (a)	3,196	65,518

Natera, Inc.* (a)	1,504	52,820

Neurocrine Biosciences, Inc.*	2,256	203,108

Novavax, Inc.* (a)	2,444	110,151

Ocugen, Inc.* (a)	11,092	24,292

OPKO Health, Inc.*	91,180	246,186

Organogenesis Holdings, Inc.* (a)	1,692	10,896

Pieris Pharmaceuticals, Inc.* (a)	4,136	11,581

Precigen, Inc.* (a)	5,640	7,501

Precision BioSciences, Inc.* (a)	2,632	5,238

Protagonist Therapeutics, Inc.* (a)	1,692	15,380

Prothena Corp. plc* (a)	1,504	43,857

PTC Therapeutics, Inc.* (a)	3,572	126,199

Radius Health, Inc.* (a)	5,452	37,292

Recursion Pharmaceuticals, Inc., Class A* (a)	1,316	8,159

Regeneron Pharmaceuticals, Inc.*	3,572	2,354,341

REGENXBIO, Inc.* (a)	188	5,219

Relay Therapeutics, Inc.* (a)	4,700	112,001

REVOLUTION Medicines, Inc.* (a)	4,324	86,350

Rhythm Pharmaceuticals, Inc.* (a)	4,700	29,422

Rigel Pharmaceuticals, Inc.* (a)	20,304	47,917

Rocket Pharmaceuticals, Inc.* (a)	2,820	28,990

Rubius Therapeutics, Inc.* (a)	940	1,560

Sage Therapeutics, Inc.* (a)	12,972	408,877

Sangamo Therapeutics, Inc.*	3,196	13,263

Sarepta Therapeutics, Inc.*	5,264	380,692

Scholar Rock Holding Corp.* (a)	2,068	14,621

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Seagen, Inc.*	3,948	$517,227

Selecta Biosciences, Inc.* (a)	376	288

Seres Therapeutics, Inc.* (a)	2,256	10,671

Shattuck Labs, Inc.* (a)	5,264	20,214

Sorrento Therapeutics, Inc.* (a)	1,880	2,839

Spero Therapeutics, Inc.* (a)	2,820	13,705

Stoke Therapeutics, Inc.*	2,820	40,721

Surface Oncology, Inc.*	12,220	25,906

Sutro Biopharma, Inc.* (a)	3,384	20,338

TG Therapeutics, Inc.* (a)	8,084	56,103

Travere Therapeutics, Inc.* (a)	1,880	47,244

Twist Bioscience Corp.* (a)	1,504	43,375

Ultragenyx Pharmaceutical, Inc.* (a)	3,384	239,215

United Therapeutics Corp.*	1,880	333,813

Vanda Pharmaceuticals, Inc.* (a)	1,316	13,055

Vaxart, Inc.* (a)	188	654

Veracyte, Inc.* (a)	3,572	73,119

Verastem, Inc.* (a)	12,596	17,886

Vericel Corp.* (a)	1,692	48,222

Vertex Pharmaceuticals, Inc.*	8,648	2,362,807

Viking Therapeutics, Inc.* (a)	24,252	57,720

Vir Biotechnology, Inc.* (a)	5,264	107,122

Xencor, Inc.* (a)	2,068	51,659

Y-mAbs Therapeutics, Inc.* (a)	4,324	36,322
		34,997,923

Building Products – 0.7%

A O Smith Corp.(a)	3,572	208,712

AAON, Inc.(a)	2,632	128,284

Advanced Drainage Systems, Inc.	1,692	173,362

Allegion plc(a)	2,820	322,157

American Woodmark Corp.*	1,692	79,270

Apogee Enterprises, Inc.(a)	3,196	140,624

Armstrong World Industries, Inc.(a)	2,068	175,077

Investments	Shares	Value

Building Products – (continued)

AZEK Co., Inc. (The)* (a)	4,700	$99,828

Builders FirstSource, Inc.*	7,332	451,431

Carlisle Cos., Inc.	1,504	390,077

Carrier Global Corp.(a)	24,440	935,319

Cornerstone Building Brands, Inc.*	12,220	298,046

Fortune Brands Home & Security, Inc.	4,324	308,085

Gibraltar Industries, Inc.*	940	35,570

Griffon Corp.	8,272	154,769

Insteel Industries, Inc.(a)	188	7,975

JELD-WEN Holding, Inc.* (a)	18,988	394,760

Johnson Controls International plc	24,252	1,451,967

Lennox International, Inc.	940	200,399

Masco Corp.	7,520	396,229

Masonite International Corp.*	6,392	495,508

Owens Corning(a)	4,136	376,086

PGT Innovations, Inc.* (a)	5,828	103,564

Quanex Building Products Corp.(a)	4,700	90,334

Resideo Technologies, Inc.* (a)	31,396	706,096

Simpson Manufacturing Co., Inc.	1,692	175,410

Trane Technologies plc	6,016	841,578

Trex Co., Inc.*	3,572	207,855

UFP Industries, Inc.	13,912	1,076,371

Zurn Water Solutions Corp.(a)	4,888	152,603
		10,577,346

Capital Markets – 2.9%

Affiliated Managers Group, Inc.	10,152	1,274,787

Ameriprise Financial, Inc.	3,948	1,048,155

Ares Management Corp.	3,760	248,987

Artisan Partners Asset Management, Inc., Class A(a)	13,912	447,132

AssetMark Financial Holdings, Inc.* (a)	4,136	79,535

B. Riley Financial, Inc.(a)	3,948	178,292

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Bank of New York Mellon Corp. (The)	25,004	$1,051,668

BGC Partners, Inc., Class A	68,996	250,455

BlackRock, Inc.	3,794	2,370,036

Blackstone, Inc., Class A	18,048	1,833,135

Blucora, Inc.* (a)	16,168	327,402

Brightsphere Investment Group, Inc.(a)	5,640	113,026

Carlyle Group, Inc. (The)	3,008	109,160

Charles Schwab Corp. (The)	40,796	2,705,999

CME Group, Inc.	9,212	2,020,560

Cohen & Steers, Inc.(a)	752	58,423

Coinbase Global, Inc., Class A*	752	84,758

Cowen, Inc., Class A(a)	8,084	184,719

Evercore, Inc., Class A	8,836	934,407

FactSet Research Systems, Inc.	940	379,281

Federated Hermes, Inc., Class B(a)	21,056	599,675

Focus Financial Partners, Inc., Class A* (a)	3,948	155,749

Franklin Resources, Inc.(a)	11,092	272,752

Goldman Sachs Group, Inc. (The)	11,092	3,388,495

Hamilton Lane, Inc., Class A(a)	2,632	180,503

Houlihan Lokey, Inc.	1,880	156,585

Interactive Brokers Group, Inc., Class A	3,384	201,551

Intercontinental Exchange, Inc.	15,604	1,807,099

Invesco Ltd.	14,852	272,980

Janus Henderson Group plc(a)	39,292	1,197,620

Jefferies Financial Group, Inc.(a)	8,648	266,012

KKR & Co., Inc.	15,792	804,918

LPL Financial Holdings, Inc.	2,632	494,474

MarketAxess Holdings, Inc.	940	247,793

Moelis & Co., Class A(a)	1,692	74,888

Moody’s Corp.	4,512	1,427,958

Morgan Stanley	47,376	3,818,032

Investments	Shares	Value

Capital Markets – (continued)

Morningstar, Inc.(a)	564	$142,822

MSCI, Inc.	2,068	871,145

Nasdaq, Inc.	3,008	473,369

Northern Trust Corp.(a) (b)	6,204	639,322

Open Lending Corp., Class A* (a)	1,316	17,950

Oppenheimer Holdings, Inc., Class A	376	12,115

Piper Sandler Cos.(a)	3,384	389,092

PJT Partners, Inc., Class A	376	24,812

Raymond James Financial, Inc.	5,828	567,997

S&P Global, Inc.(a)	9,588	3,609,882

Sculptor Capital Management, Inc.(a)	564	5,899

SEI Investments Co.(a)	3,196	178,081

State Street Corp.	11,468	768,012

StepStone Group, Inc., Class A(a)	376	9,633

Stifel Financial Corp.(a)	26,696	1,651,148

StoneX Group, Inc.* (a)	4,888	331,309

T. Rowe Price Group, Inc.(a)	7,332	902,129

Tradeweb Markets, Inc., Class A(a)	3,572	254,291

Victory Capital Holdings, Inc., Class A	6,016	162,372

Virtu Financial, Inc., Class A	20,680	597,238

Virtus Investment Partners, Inc.(a)	1,504	266,449

WisdomTree Investments, Inc.(a)	18,988	110,700
		43,052,768

Chemicals – 1.9%

AdvanSix, Inc.	8,648	385,182

Air Products & Chemicals, Inc.	5,640	1,320,155

Albemarle Corp.	3,196	616,285

Amyris, Inc.* (a)	8,084	27,728

Ashland Global Holdings, Inc.(a)	2,068	217,078

Avient Corp.	3,008	148,114

Axalta Coating Systems Ltd.*	9,588	243,247

Balchem Corp.(a)	2,068	254,777

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Cabot Corp.(a)	13,160	$866,586

Celanese Corp.	3,760	552,494

CF Industries Holdings, Inc.	8,084	782,774

Chase Corp.(a)	188	15,860

Chemours Co. (The)(a)	39,292	1,299,386

Corteva, Inc.	18,048	1,041,189

Danimer Scientific, Inc.* (a)	5,828	22,846

Dow, Inc.(a)	22,748	1,512,742

DuPont de Nemours, Inc.	16,732	1,103,141

Eastman Chemical Co.	4,324	443,945

Ecolab, Inc.	6,580	1,114,257

Ecovyst, Inc.(a)	1,316	13,239

Element Solutions, Inc.	14,476	298,495

FMC Corp.	4,324	573,103

GCP Applied Technologies, Inc.* (a)	3,384	106,156

Hawkins, Inc.(a)	564	21,026

HB Fuller Co.(a)	1,692	112,856

Huntsman Corp.(a)	48,128	1,630,095

Ingevity Corp.*	752	45,045

Innospec, Inc.	752	71,673

International Flavors & Fragrances, Inc.	6,392	775,350

Koppers Holdings, Inc.	6,580	159,631

Kronos Worldwide, Inc.(a)	4,700	71,534

Linde plc	13,724	4,281,339

Livent Corp.* (a)	7,896	168,658

Loop Industries, Inc.* (a)	7,520	48,880

LyondellBasell Industries NV, Class A(a)	8,460	897,014

Minerals Technologies, Inc.	8,272	526,182

Mosaic Co. (The)	10,528	657,158

NewMarket Corp.(a)	1,880	610,267

Olin Corp.	6,204	356,110

PPG Industries, Inc.	5,828	745,926

Quaker Chemical Corp.(a)	376	61,179

Rayonier Advanced Materials, Inc.* (a)	15,228	78,120

RPM International, Inc.	4,324	358,459

Scotts Miracle-Gro Co. (The)(a)	1,316	136,772

Investments	Shares	Value

Chemicals – (continued)

Sensient Technologies Corp.(a)	1,316	$111,334

Sherwin-Williams Co. (The)	6,392	1,757,544

Stepan Co.(a)	564	57,590

Tredegar Corp.(a)	10,152	116,240

Trinseo plc(a)	8,084	383,586

Tronox Holdings plc, Class A	23,688	407,433

Valvoline, Inc.(a)	6,768	204,597

Westlake Corp.(a)	376	47,583

Zymergen, Inc.* (a)	2,820	4,738
		27,862,698

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.(a)	15,228	735,056

ACCO Brands Corp.	27,824	203,950

ACV Auctions, Inc., Class A* (a)	5,076	67,765

Brady Corp., Class A	3,948	176,673

BrightView Holdings, Inc.* (a)	12,220	154,705

Brink’s Co. (The)(a)	2,444	144,074

Casella Waste Systems, Inc., Class A*	2,256	185,533

Cintas Corp.	2,256	896,219

Clean Harbors, Inc.*	1,692	177,542

Copart, Inc.*	5,452	619,620

CoreCivic, Inc., REIT* (a)	29,328	364,547

Deluxe Corp.(a)	10,528	285,098

Driven Brands Holdings, Inc.* (a)	3,572	99,623

GEO Group, Inc. (The), REIT* (a)	32,712	213,609

Harsco Corp.*	3,008	30,742

Healthcare Services Group, Inc.(a)	5,452	93,175

HNI Corp.(a)	3,760	134,006

IAA, Inc.* (a)	2,068	75,792

Interface, Inc.(a)	8,460	107,357

KAR Auction Services, Inc.* (a)	31,396	460,265

Kimball International, Inc., Class B(a)	9,776	75,080

Matthews International Corp., Class A(a)	5,640	168,128

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – (continued)

MillerKnoll, Inc.	17,297	$548,819

Montrose Environmental Group, Inc.* (a)	188	8,530

MSA Safety, Inc.(a)	1,316	158,828

Pitney Bowes, Inc.(a)	18,988	100,067

Republic Services, Inc.	5,640	757,283

Rollins, Inc.(a)	4,888	163,943

Shapeways Holdings, Inc.* (a)	9,400	17,860

SP Plus Corp.* (a)	4,136	117,876

Steelcase, Inc., Class A(a)	8,272	97,031

Stericycle, Inc.* (a)	3,196	160,407

Tetra Tech, Inc.	1,880	261,846

UniFirst Corp.(a)	564	97,177

US Ecology, Inc.* (a)	376	18,044

Viad Corp.* (a)	2,444	80,041

Waste Management, Inc.	10,152	1,669,395
		9,725,706

Communications Equipment – 0.9%

ADTRAN, Inc.(a)	4,136	71,925

Arista Networks, Inc.* (a)	5,452	630,088

CalAmp Corp.* (a)	188	1,028

Calix, Inc.* (a)	3,948	157,565

Cambium Networks Corp.* (a)	564	8,612

Casa Systems, Inc.* (a)	4,888	23,951

Ciena Corp.* (a)	3,948	217,811

Cisco Systems, Inc.	139,120	6,814,098

CommScope Holding Co., Inc.*	46,812	282,276

Comtech Telecommunications Corp.(a)	4,888	66,477

Digi International, Inc.* (a)	3,760	71,139

Extreme Networks, Inc.*	12,596	120,921

F5, Inc.*	1,504	251,785

Harmonic, Inc.* (a)	2,820	23,406

Infinera Corp.* (a)	7,332	56,383

Inseego Corp.* (a)	5,076	14,467

Juniper Networks, Inc.	12,972	408,877

Lumentum Holdings, Inc.* (a)	18,236	1,480,945

Investments	Shares	Value

Communications Equipment – (continued)

Motorola Solutions, Inc.	4,700	$1,004,343

NETGEAR, Inc.* (a)	7,708	167,264

NetScout Systems, Inc.* (a)	15,416	474,813

Plantronics, Inc.* (a)	9,024	359,697

Ribbon Communications, Inc.* (a)	28,764	99,236

Viasat, Inc.* (a)	3,384	124,565

Viavi Solutions, Inc.* (a)	16,920	242,633
		13,174,305

Construction & Engineering – 0.4%

AECOM	5,828	411,224

Ameresco, Inc., Class A* (a)	1,316	66,379

API Group Corp.*	13,536	251,228

Arcosa, Inc.(a)	1,504	80,509

Argan, Inc.(a)	1,880	69,147

Comfort Systems USA, Inc.(a)	2,632	222,194

Construction Partners, Inc., Class A* (a)	940	24,261

Dycom Industries, Inc.* (a)	1,504	127,705

EMCOR Group, Inc.	3,384	360,328

Fluor Corp.* (a)	4,136	102,366

Granite Construction, Inc.(a)	3,760	111,484

Great Lakes Dredge & Dock Corp.* (a)	8,648	119,429

Infrastructure and Energy Alternatives, Inc.*	2,444	22,851

MasTec, Inc.* (a)	15,416	1,110,106

MDU Resources Group, Inc.	46,436	1,196,191

MYR Group, Inc.*	1,692	133,820

Primoris Services Corp.(a)	11,468	265,828

Quanta Services, Inc.	4,512	523,302

Sterling Construction Co., Inc.*	6,580	150,616

Tutor Perini Corp.* (a)	3,572	33,113

Valmont Industries, Inc.	752	187,105

WillScot Mobile Mini Holdings Corp.*	12,972	455,317
		6,024,503

Construction Materials – 0.1%

Eagle Materials, Inc.(a)	1,880	231,842

Martin Marietta Materials, Inc.	1,692	599,340

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

Summit Materials, Inc., Class A* (a)	5,452	$151,566

Vulcan Materials Co.	3,384	583,029
		1,565,777

Consumer Finance – 0.9%

Ally Financial, Inc.	13,160	525,874

American Express Co.	16,920	2,956,093

Atlanticus Holdings Corp.* (a)	564	24,275

Capital One Financial Corp.	14,288	1,780,571

Credit Acceptance Corp.* (a)	376	192,700

Curo Group Holdings Corp.(a)	3,948	46,349

Discover Financial Services	9,588	1,078,266

Encore Capital Group, Inc.* (a)	7,332	423,863

Enova International, Inc.* (a)	8,084	302,342

EZCORP, Inc., Class A* (a)	2,444	17,108

FirstCash Holdings, Inc.(a)	1,504	119,989

Green Dot Corp., Class A* (a)	2,632	69,695

LendingClub Corp.* (a)	8,084	123,281

LendingTree, Inc.* (a)	564	44,793

Moneylion, Inc.* (a)	18,800	39,104

Navient Corp.(a)	36,096	573,565

Nelnet, Inc., Class A(a)	4,700	385,729

OneMain Holdings, Inc.	25,192	1,157,069

PRA Group, Inc.* (a)	11,656	489,902

PROG Holdings, Inc.* (a)	15,416	408,061

Regional Management Corp.	752	32,374

SLM Corp.	72,756	1,217,208

SoFi Technologies, Inc.* (a)	16,168	98,948

Synchrony Financial	16,168	595,144

Upstart Holdings, Inc.* (a)	752	56,415

World Acceptance Corp.* (a)	376	70,955
		12,829,673

Containers & Packaging – 0.6%

Amcor plc(a)	52,640	624,310

AptarGroup, Inc.	1,504	172,704

Investments	Shares	Value

Containers & Packaging – (continued)

Avery Dennison Corp.	1,880	$339,528

Ball Corp.	8,460	686,614

Berry Global Group, Inc.* (a)	5,640	317,814

Crown Holdings, Inc.	4,888	537,875

Graphic Packaging Holding Co.	63,732	1,389,358

Greif, Inc., Class A(a)	6,204	376,459

International Paper Co.	12,408	574,242

Myers Industries, Inc.	188	4,123

O-I Glass, Inc.* (a)	31,772	428,287

Packaging Corp. of America	3,196	515,099

Ranpak Holdings Corp.* (a)	4,324	65,206

Sealed Air Corp.	6,204	398,359

Silgan Holdings, Inc.(a)	18,236	809,131

Sonoco Products Co.(a)	25,004	1,547,998

TriMas Corp.	1,504	44,428

Westrock Co.	9,212	456,270
		9,287,805

Distributors – 0.1%

Funko, Inc., Class A* (a)	4,324	70,438

Genuine Parts Co.	4,700	611,235

LKQ Corp.(a)	10,152	503,844

Pool Corp.	940	380,907
		1,566,424

Diversified Consumer Services – 0.3%

2U, Inc.* (a)	5,640	56,287

ADT, Inc.(a)	33,840	231,804

Adtalem Global Education, Inc.* (a)	12,032	352,658

American Public Education, Inc.* (a)	2,256	43,857

Beachbody Co., Inc. (The)*	17,672	28,982

Bright Horizons Family Solutions, Inc.*	1,316	150,340

Chegg, Inc.* (a)	4,324	106,976

Coursera, Inc.* (a)	940	17,681

Duolingo, Inc.* (a)	564	48,769

frontdoor, Inc.*	4,700	145,277

Graham Holdings Co., Class B(a)	940	556,828

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

Grand Canyon Education, Inc.* (a)	9,024	$866,033

H&R Block, Inc.(a)	43,428	1,132,168

Laureate Education, Inc., Class A(a)	13,160	149,103

OneSpaWorld Holdings Ltd.* (a)	9,588	96,263

Perdoceo Education Corp.*	13,160	147,129

PowerSchool Holdings, Inc., Class A* (a)	2,256	34,156

Service Corp. International	4,888	320,702

Stride, Inc.* (a)	12,032	472,857

Terminix Global Holdings, Inc.* (a)	4,136	189,801

Udemy, Inc.* (a)	1,504	16,409

Vivint Smart Home, Inc.* (a)	3,948	20,687

WW International, Inc.* (a)	14,100	138,039
		5,322,806

Diversified Financial Services – 1.5%

A-Mark Precious Metals, Inc.(a)	1,504	118,515

Apollo Global Management, Inc.	11,092	551,938

Berkshire Hathaway, Inc., Class B*	60,160	19,421,453

Cannae Holdings, Inc.* (a)	19,928	446,387

Compass Diversified Holdings	376	8,220

Equitable Holdings, Inc.	14,852	428,183

Jackson Financial, Inc., Class A(a)	20,304	859,062

Voya Financial, Inc.(a)	4,888	308,628
		22,142,386

Diversified Telecommunication Services – 0.8%

Anterix, Inc.* (a)	188	9,746

AT&T, Inc.	232,744	4,389,552

Bandwidth, Inc., Class A* (a)	188	4,159

Cogent Communications Holdings, Inc.	3,196	186,966

Consolidated Communications Holdings, Inc.* (a)	14,288	85,014

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

EchoStar Corp., Class A* (a)	8,648	$201,931

Globalstar, Inc.* (a)	22,372	25,951

IDT Corp., Class B*	3,384	89,608

Iridium Communications, Inc.* (a)	7,520	268,539

Liberty Latin America Ltd., Class A*	9,024	83,382

Liberty Latin America Ltd., Class C*	40,984	378,692

Lumen Technologies, Inc.(a)	27,824	279,909

Ooma, Inc.* (a)	940	12,070

Verizon Communications, Inc.	136,488	6,319,394
		12,334,913

Electric Utilities – 1.5%

ALLETE, Inc.	3,948	234,274

Alliant Energy Corp.	7,896	464,364

American Electric Power Co., Inc.	16,544	1,639,676

Avangrid, Inc.(a)	752	33,351

Duke Energy Corp.	25,004	2,754,441

Edison International	11,092	763,019

Entergy Corp.	6,016	715,002

Evergy, Inc.	6,204	420,941

Eversource Energy	9,588	837,991

Exelon Corp.	32,148	1,503,883

FirstEnergy Corp.	18,424	797,943

Hawaiian Electric Industries, Inc.	6,768	278,233

IDACORP, Inc.(a)	3,008	316,382

MGE Energy, Inc.(a)	1,128	87,837

NextEra Energy, Inc.	52,076	3,698,438

NRG Energy, Inc.	9,588	344,209

OGE Energy Corp.	46,060	1,781,601

Otter Tail Corp.(a)	940	54,482

PG&E Corp.* (a)	42,488	537,473

Pinnacle West Capital Corp.	3,008	214,170

PNM Resources, Inc.	2,444	114,037

Portland General Electric Co.	23,124	1,094,459

PPL Corp.	24,816	702,541

Southern Co. (The)	35,344	2,593,896

Xcel Energy, Inc.	15,416	1,129,376
		23,112,019

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – 0.7%

Acuity Brands, Inc.	2,256	$389,115

American Superconductor Corp.* (a)	188	1,002

AMETEK, Inc.	5,452	688,370

Array Technologies, Inc.* (a)	6,016	39,284

Atkore, Inc.* (a)	11,656	1,120,142

AZZ, Inc.(a)	2,632	120,124

Blink Charging Co.* (a)	2,068	39,499

Bloom Energy Corp., Class A* (a)	7,520	139,571

Eaton Corp. plc	11,092	1,608,562

Emerson Electric Co.	19,928	1,797,107

Encore Wire Corp.	4,324	487,790

EnerSys	1,128	73,839

Eos Energy Enterprises, Inc.* (a)	3,948	8,370

Fluence Energy, Inc.* (a)	7,332	67,234

FTC Solar, Inc.* (a)	2,632	7,370

FuelCell Energy, Inc.* (a)	19,928	81,306

Generac Holdings, Inc.*	1,692	371,191

GrafTech International Ltd.(a)	40,984	372,135

Hubbell, Inc.(a)	1,316	257,094

nVent Electric plc(a)	10,716	361,986

Plug Power, Inc.* (a)	16,544	347,755

Regal Rexnord Corp.	2,256	287,053

Rockwell Automation, Inc.(a)	3,008	760,031

Romeo Power, Inc.* (a)	8,084	8,892

Sensata Technologies Holding plc* (a)	4,324	196,353

Shoals Technologies Group, Inc., Class A* (a)	2,068	20,639

Sunrun, Inc.* (a)	5,264	105,175

TPI Composites, Inc.*	3,008	34,412

Vertiv Holdings Co.(a)	4,700	58,891

Vicor Corp.* (a)	752	45,511
		9,895,803

Electronic Equipment, Instruments & Components – 1.2%

Advanced Energy Industries, Inc.(a)	2,820	215,786

Aeva Technologies, Inc.*	22,372	73,380

Akoustis Technologies, Inc.* (a)	4,324	19,198

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Alpine 4 Holdings, Inc.*	5,452	$4,238

Amphenol Corp., Class A	16,544	1,182,896

Arlo Technologies, Inc.* (a)	9,212	71,301

Arrow Electronics, Inc.*	3,008	354,523

Avnet, Inc.	21,808	952,137

Badger Meter, Inc.(a)	940	75,849

Belden, Inc.(a)	3,572	184,422

Benchmark Electronics, Inc.(a)	940	22,334

CDW Corp.	3,384	552,201

Cognex Corp.	4,136	279,718

Coherent, Inc.*	940	251,826

Corning, Inc.	24,440	860,044

CTS Corp.(a)	940	33,248

ePlus, Inc.* (a)	2,820	159,274

Fabrinet* (a)	1,316	129,218

FARO Technologies, Inc.* (a)	376	12,893

Flex Ltd.*	18,988	313,112

II-VI, Inc.* (a)	24,440	1,495,972

Insight Enterprises, Inc.* (a)	8,648	859,352

IPG Photonics Corp.* (a)	940	88,811

Itron, Inc.* (a)	2,068	98,809

Jabil, Inc.	6,016	347,304

Keysight Technologies, Inc.*	4,888	685,640

Kimball Electronics, Inc.* (a)	9,964	177,758

Knowles Corp.* (a)	2,820	52,226

Lightwave Logic, Inc.* (a)	940	10,688

Littelfuse, Inc.	940	215,495

Methode Electronics, Inc.(a)	10,152	452,881

MicroVision, Inc.* (a)	8,460	27,326

National Instruments Corp.	4,700	169,858

nLight, Inc.* (a)	1,128	14,833

Novanta, Inc.* (a)	2,068	266,152

OSI Systems, Inc.* (a)	564	44,612

PC Connection, Inc.	2,068	102,345

Plexus Corp.* (a)	7,708	625,427

Rogers Corp.*	1,128	305,372

Sanmina Corp.* (a)	16,356	668,797

ScanSource, Inc.* (a)	4,324	148,054

TD SYNNEX Corp.(a)	9,212	922,029

TE Connectivity Ltd.	9,024	1,126,015

Teledyne Technologies, Inc.*	940	405,657

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Trimble, Inc.*	6,768	$451,426

TTM Technologies, Inc.* (a)	22,748	317,335

Velodyne Lidar, Inc.*	376	707

Vishay Intertechnology, Inc.	27,824	518,361

Vontier Corp.(a)	37,976	972,945

Zebra Technologies Corp., Class A*	1,316	486,472
		17,806,257

Energy Equipment & Services – 0.6%

Archrock, Inc.(a)	14,100	122,811

Baker Hughes Co.	27,260	845,605

Cactus, Inc., Class A(a)	4,700	234,671

ChampionX Corp.(a)	13,912	293,543

Core Laboratories NV(a)	2,444	63,544

DMC Global, Inc.* (a)	752	15,033

Dril-Quip, Inc.* (a)	188	5,429

Halliburton Co.	21,432	763,408

Helix Energy Solutions Group, Inc.* (a)	41,736	171,535

Helmerich & Payne, Inc.(a)	7,520	346,146

Liberty Energy, Inc., Class A* (a)	8,272	133,510

Nabors Industries Ltd.* (a)	1,692	261,657

Newpark Resources, Inc.* (a)	16,168	56,426

NexTier Oilfield Solutions, Inc.* (a)	32,336	356,666

Noble Corp.* (a)	13,348	426,202

NOV, Inc.	90,428	1,639,460

Oceaneering International, Inc.* (a)	11,092	125,672

Oil States International, Inc.* (a)	564	3,813

Patterson-UTI Energy, Inc.(a)	4,888	80,359

ProPetro Holding Corp.* (a)	14,476	204,691

RPC, Inc.* (a)	18,988	196,336

Schlumberger NV	35,156	1,371,436

Select Energy Services, Inc., Class A*	27,448	212,996

Transocean Ltd.*	139,496	524,505

US Silica Holdings, Inc.* (a)	5,828	108,284

Investments	Shares	Value

Energy Equipment & Services – (continued)

Weatherford International plc*	14,476	$467,285
		9,031,023

Entertainment – 1.0%

Activision Blizzard, Inc.	21,244	1,606,047

AMC Entertainment Holdings, Inc., Class A* (a)	10,152	155,326

Cinedigm Corp., Class A* (a)	16,544	11,516

Cinemark Holdings, Inc.* (a)	10,528	166,974

CuriosityStream, Inc.*	5,264	10,686

Electronic Arts, Inc.	7,144	843,349

IMAX Corp.*	2,068	32,716

Liberty Media Corp-Liberty Formula One, Class A*	1,880	107,950

Liberty Media Corp-Liberty Formula One, Class C* (a)	5,828	363,259

Lions Gate Entertainment Corp., Class A*	17,860	240,931

Lions Gate Entertainment Corp., Class B*	34,592	434,822

Live Nation Entertainment, Inc.* (a)	3,572	374,631

Madison Square Garden Entertainment Corp.* (a)	1,880	137,710

Madison Square Garden Sports Corp., Class A* (a)	376	60,953

Marcus Corp. (The)* (a)	5,640	88,717

Netflix, Inc.*	11,844	2,254,624

Playtika Holding Corp.*	3,760	66,101

Redbox Entertainment, Inc.* (a)	3,008	17,988

Roku, Inc.* (a)	3,196	296,908

Sciplay Corp., Class A*	188	2,512

Skillz, Inc.* (a)	16,168	33,144

Take-Two Interactive Software, Inc.*	2,820	337,018

Walt Disney Co. (The)*	49,068	5,477,461

Warner Bros Discovery, Inc.*	72,569	1,317,127

Warner Music Group Corp., Class A(a)	6,580	195,887

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

World Wrestling Entertainment, Inc., Class A(a)	1,316	$76,841

Zynga, Inc., Class A* (a)	30,080	248,762
		14,959,960

Equity Real Estate Investment Trusts (REITs) – 3.4%

Acadia Realty Trust	4,136	86,525

Agree Realty Corp.(a)	3,384	229,841

Alexander & Baldwin, Inc.	6,016	127,539

Alexander’s, Inc.(a)	188	46,656

Alexandria Real Estate Equities, Inc.(a)	4,324	787,660

American Assets Trust, Inc.	376	13,762

American Campus Communities, Inc.	5,452	352,581

American Homes 4 Rent, Class A(a)	6,768	268,080

American Tower Corp.	12,408	2,990,576

Americold Realty Trust(a)	4,512	119,027

Apartment Income REIT Corp.	5,640	277,319

Apple Hospitality REIT, Inc.(a)	5,640	99,772

Armada Hoffler Properties, Inc.(a)	1,692	22,927

Ashford Hospitality Trust, Inc.* (a)	9,400	66,270

AvalonBay Communities, Inc.	3,760	855,325

Bluerock Residential Growth REIT, Inc.	4,888	130,070

Boston Properties, Inc.(a)	3,572	420,067

Braemar Hotels & Resorts, Inc.(a)	376	2,279

Brandywine Realty Trust(a)	14,852	173,323

Brixmor Property Group, Inc.	11,468	291,058

Camden Property Trust	2,444	383,439

CareTrust REIT, Inc.(a)	2,444	39,617

CatchMark Timber Trust, Inc., Class A(a)	5,452	44,761

Centerspace(a)	1,504	138,759

Chatham Lodging Trust*	7,708	110,687

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

City Office REIT, Inc.(a)	6,580	$97,647

Community Healthcare Trust, Inc.(a)	1,316	48,455

Corporate Office Properties Trust(a)	8,648	230,815

Cousins Properties, Inc.(a)	6,016	215,974

Crown Castle International Corp.	11,280	2,089,169

CubeSmart	7,332	348,343

DiamondRock Hospitality Co.*	41,548	441,240

Digital Realty Trust, Inc.	8,084	1,181,234

DigitalBridge Group, Inc.* (a)	26,132	181,879

Diversified Healthcare Trust	86,292	194,157

Douglas Emmett, Inc.	8,084	238,155

Duke Realty Corp.	9,400	514,650

EastGroup Properties, Inc.	2,256	423,000

Empire State Realty Trust, Inc., Class A(a)	10,152	87,713

EPR Properties(a)	5,640	296,213

Equinix, Inc.	2,444	1,757,431

Equity Commonwealth* (a)	2,820	73,856

Equity LifeStyle Properties, Inc.	4,888	377,745

Equity Residential	8,084	658,846

Essential Properties Realty Trust, Inc.(a)	3,008	72,192

Essex Property Trust, Inc.(a)	1,504	495,222

Extra Space Storage, Inc.	3,384	642,960

Federal Realty Investment Trust(a)	2,444	286,095

First Industrial Realty Trust, Inc.	7,896	457,968

Four Corners Property Trust, Inc.(a)	6,768	185,849

Franklin Street Properties Corp.(a)	18,612	96,038

Gaming and Leisure Properties, Inc.	7,332	325,394

Getty Realty Corp.	4,700	126,477

Global Net Lease, Inc.(a)	10,904	152,983

Healthcare Realty Trust, Inc.(a)	8,648	234,188

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Healthcare Trust of America, Inc., Class A	11,844	$360,768

Healthpeak Properties, Inc.	12,972	425,611

Hersha Hospitality Trust* (a)	188	1,839

Highwoods Properties, Inc.	7,144	291,761

Host Hotels & Resorts, Inc.(a)	20,868	424,664

Hudson Pacific Properties, Inc.(a)	10,340	240,715

Independence Realty Trust, Inc.(a)	9,400	256,244

Industrial Logistics Properties Trust(a)	4,512	72,914

Innovative Industrial Properties, Inc.	940	135,915

Invitation Homes, Inc.	14,288	568,948

Iron Mountain, Inc.(a)	7,520	404,050

iStar, Inc.	6,204	104,475

JBG SMITH Properties(a)	6,580	173,449

Kilroy Realty Corp.(a)	4,700	329,000

Kimco Realty Corp.	19,928	504,776

Kite Realty Group Trust(a)	6,956	155,119

Lamar Advertising Co., Class A(a)	3,008	332,113

Life Storage, Inc.	2,820	373,622

LTC Properties, Inc.(a)	4,136	136,488

LXP Industrial Trust(a)	8,836	110,892

Macerich Co. (The)	15,604	195,830

Medical Properties Trust, Inc.(a)	15,604	286,957

Mid-America Apartment Communities, Inc.(a)	3,008	591,613

National Health Investors, Inc.(a)	752	38,751

National Retail Properties, Inc.(a)	6,392	280,225

National Storage Affiliates Trust(a)	2,820	159,612

Necessity Retail REIT, Inc. (The)(a)	26,508	198,015

NexPoint Residential Trust, Inc.	188	16,762

Office Properties Income Trust(a)	15,228	329,229

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Omega Healthcare Investors, Inc.(a)	59,408	$1,513,716

Outfront Media, Inc.	10,716	274,330

Paramount Group, Inc.(a)	43,428	413,000

Park Hotels & Resorts, Inc.	54,144	1,067,178

Pebblebrook Hotel Trust(a)	9,588	234,139

Physicians Realty Trust(a)	13,912	238,452

Piedmont Office Realty Trust, Inc., Class A	10,904	175,554

Plymouth Industrial REIT, Inc.(a)	4,512	108,829

PotlatchDeltic Corp.	18,048	999,679

Preferred Apartment Communities, Inc., Class A(a)	16,356	406,937

Prologis, Inc.	20,116	3,224,394

PS Business Parks, Inc.(a)	564	105,581

Public Storage	4,136	1,536,524

Rayonier, Inc.(a)	9,024	389,837

Realty Income Corp.	13,724	951,897

Regency Centers Corp.(a)	3,008	207,041

Retail Opportunity Investments Corp.(a)	7,520	140,098

Rexford Industrial Realty, Inc.	5,076	396,131

RLJ Lodging Trust	2,820	39,536

RPT Realty(a)	9,400	124,926

Ryman Hospitality Properties, Inc.* (a)	3,572	333,911

Sabra Health Care REIT, Inc.	61,476	718,040

Safehold, Inc.	188	8,093

SBA Communications Corp.	2,820	978,850

Service Properties Trust	6,392	51,903

Simon Property Group, Inc.	8,084	953,912

SITE Centers Corp.	5,452	86,687

SL Green Realty Corp.	2,820	195,200

Spirit Realty Capital, Inc.	4,512	196,046

STAG Industrial, Inc.(a)	9,212	343,792

STORE Capital Corp.	9,024	256,552

Summit Hotel Properties, Inc.* (a)	10,528	103,911

Sun Communities, Inc.	3,572	627,136

Sunstone Hotel Investors, Inc.*	9,400	115,150

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Tanger Factory Outlet Centers, Inc.(a)	9,588	$154,654

Terreno Realty Corp.(a)	4,324	314,571

UDR, Inc.	9,024	480,167

Uniti Group, Inc.(a)	5,828	72,209

Universal Health Realty Income Trust(a)	1,128	56,614

Urban Edge Properties(a)	5,076	94,870

Urstadt Biddle Properties, Inc., Class A(a)	5,452	94,592

Ventas, Inc.	9,776	543,057

VICI Properties, Inc.(a)	27,636	823,829

Vornado Realty Trust(a)	3,948	152,827

Washington REIT(a)	6,956	167,570

Welltower, Inc.(a)	10,528	956,048

Weyerhaeuser Co.	22,372	922,174

Whitestone REIT(a)	12,408	150,757

WP Carey, Inc.	4,888	394,804

Xenia Hotels & Resorts, Inc.*	29,140	562,111
		51,567,981

Food & Staples Retailing – 1.5%

Albertsons Cos., Inc., Class A	752	23,523

Andersons, Inc. (The)(a)	5,264	264,411

BJ’s Wholesale Club Holdings, Inc.* (a)	33,088	2,129,213

Casey’s General Stores, Inc.	1,504	302,755

Chefs’ Warehouse, Inc. (The)* (a)	4,324	158,258

Costco Wholesale Corp.	11,844	6,297,692

Grocery Outlet Holding Corp.* (a)	3,196	107,609

Ingles Markets, Inc., Class A	2,444	227,585

Kroger Co. (The)	23,688	1,278,205

Performance Food Group Co.*	8,648	425,914

PriceSmart, Inc.(a)	376	29,873

Rite Aid Corp.* (a)	12,596	80,237

SpartanNash Co.(a)	10,340	354,455

Sprouts Farmers Market, Inc.*	29,704	885,179

Sysco Corp.	13,536	1,157,057

Investments	Shares	Value

Food & Staples Retailing – (continued)

United Natural Foods, Inc.* (a)	15,228	$653,738

US Foods Holding Corp.*	8,460	318,265

Walgreens Boots Alliance, Inc.(a)	21,808	924,659

Walmart, Inc.	45,872	7,017,957

Weis Markets, Inc.(a)	5,076	405,471
		23,042,056

Food Products – 1.2%

Archer-Daniels-Midland Co.	19,176	1,717,403

B&G Foods, Inc.(a)	6,016	162,011

Beyond Meat, Inc.* (a)	3,572	131,735

Bunge Ltd.	3,948	446,598

Calavo Growers, Inc.(a)	2,820	102,197

Campbell Soup Co.(a)	4,700	221,934

Conagra Brands, Inc.	16,544	577,882

Darling Ingredients, Inc.*	4,888	358,730

Flowers Foods, Inc.(a)	12,408	329,060

Fresh Del Monte Produce, Inc.(a)	6,956	181,204

Freshpet, Inc.* (a)	2,444	228,147

General Mills, Inc.	21,056	1,489,291

Hain Celestial Group, Inc. (The)* (a)	2,820	94,583

Hershey Co. (The)	3,760	848,895

Hormel Foods Corp.	5,828	305,329

Hostess Brands, Inc.* (a)	3,948	89,580

Ingredion, Inc.	15,228	1,296,055

J & J Snack Foods Corp.(a)	376	56,287

J M Smucker Co. (The)(a)	3,948	540,600

John B Sanfilippo & Son, Inc.	188	14,596

Kellogg Co.(a)	6,956	476,486

Kraft Heinz Co. (The)(a)	20,868	889,603

Lamb Weston Holdings, Inc.(a)	3,948	260,963

Lancaster Colony Corp.(a)	564	87,521

McCormick & Co., Inc. (Non-Voting)(a)	7,520	756,286

Mondelez International, Inc., Class A	45,120	2,909,338

Pilgrim’s Pride Corp.*	9,400	266,490

Post Holdings, Inc.*	3,384	251,736

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Sanderson Farms, Inc.(a)	4,700	$890,039

Seaboard Corp.	62	261,949

Simply Good Foods Co. (The)* (a)	2,632	109,623

Tattooed Chef, Inc.* (a)	10,340	82,617

Tootsie Roll Industries, Inc.(a)	3,196	111,956

TreeHouse Foods, Inc.* (a)	11,844	373,086

Tyson Foods, Inc., Class A	8,648	805,648

Vita Coco Co., Inc. (The)* (a)	5,640	61,250

Vital Farms, Inc.*	1,880	21,620

Whole Earth Brands, Inc.* (a)	188	1,299
		17,809,627

Gas Utilities – 0.5%

Atmos Energy Corp.(a)	3,948	447,703

Chesapeake Utilities Corp.	564	70,596

Macquarie Infrastructure Holdings LLC(a)	3,384	12,690

National Fuel Gas Co.(a)	23,312	1,634,871

New Jersey Resources Corp.(a)	21,620	933,119

ONE Gas, Inc.(a)	3,760	317,231

South Jersey Industries, Inc.(a)	28,764	983,441

Southwest Gas Holdings, Inc.	13,536	1,192,657

Spire, Inc.(a)	13,536	984,744

UGI Corp.	7,896	270,833
		6,847,885

Health Care Equipment & Supplies – 2.3%

Abbott Laboratories	47,376	5,377,176

ABIOMED, Inc.* (a)	1,128	323,262

Accuray, Inc.* (a)	4,512	12,002

Align Technology, Inc.* (a)	1,880	545,031

Alphatec Holdings, Inc.*	188	2,040

AngioDynamics, Inc.* (a)	564	11,872

Artivion, Inc.* (a)	3,008	61,032

Asensus Surgical, Inc.* (a)	752	341

Aspira Women’s Health, Inc.* (a)	23,124	14,716

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

AtriCure, Inc.* (a)	1,128	$58,577

Avanos Medical, Inc.*	1,128	32,892

Axogen, Inc.* (a)	7,520	54,445

Axonics, Inc.* (a)	752	38,969

Baxter International, Inc.	12,972	921,790

Becton Dickinson and Co.	9,024	2,230,643

BioLife Solutions, Inc.* (a)	1,880	23,820

Bioventus, Inc., Class A* (a)	2,820	33,925

Boston Scientific Corp.*	35,908	1,512,086

Cardiovascular Systems, Inc.*	188	3,516

Cerus Corp.* (a)	18,048	83,382

ClearPoint Neuro, Inc.* (a)	2,068	17,723

CONMED Corp.(a)	940	124,982

Cooper Cos., Inc. (The)(a)	1,316	475,129

CryoPort, Inc.* (a)	1,692	38,171

CVRx, Inc.* (a)	3,948	24,596

Dentsply Sirona, Inc.	5,640	225,544

DexCom, Inc.*	2,632	1,075,382

Eargo, Inc.* (a)	9,212	34,821

Edwards Lifesciences Corp.*	16,168	1,710,251

Enovis Corp.* (a)	2,882	186,977

Envista Holdings Corp.* (a)	6,768	268,148

Figs, Inc., Class A* (a)	1,692	26,497

Glaukos Corp.* (a)	2,632	124,467

Globus Medical, Inc., Class A* (a)	4,512	298,785

Haemonetics Corp.* (a)	3,008	152,415

Heska Corp.* (a)	376	41,300

Hologic, Inc.*	7,144	514,297

ICU Medical, Inc.*	752	160,920

IDEXX Laboratories, Inc.* (a)	2,068	890,233

Inari Medical, Inc.* (a)	564	45,515

Inogen, Inc.* (a)	1,316	33,268

Insulet Corp.* (a)	1,692	404,371

Integer Holdings Corp.*	940	70,660

Integra LifeSciences Holdings Corp.* (a)	4,136	252,958

Intersect ENT, Inc.* (a)	940	25,728

Intuitive Surgical, Inc.*	9,776	2,339,397

iRhythm Technologies, Inc.*	1,504	185,548

Lantheus Holdings, Inc.* (a)	5,264	349,582

LeMaitre Vascular, Inc.	188	8,123

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

LivaNova plc*	3,196	$245,005

Masimo Corp.* (a)	1,316	148,668

Medtronic plc	36,660	3,825,838

Merit Medical Systems, Inc.*	1,692	104,921

Natus Medical, Inc.*	1,128	37,529

Neogen Corp.*	6,204	163,786

Nevro Corp.*	2,068	127,575

Novocure Ltd.* (a)	2,632	201,559

NuVasive, Inc.* (a)	3,008	154,731

OraSure Technologies, Inc.* (a)	188	1,154

Ortho Clinical Diagnostics Holdings plc*	7,708	135,738

Orthofix Medical, Inc.*	2,820	87,420

Outset Medical, Inc.* (a)	2,632	91,804

Penumbra, Inc.* (a)	940	162,206

PROCEPT BioRobotics Corp.* (a)	1,880	66,853

Quidel Corp.* (a)	9,588	964,745

ResMed, Inc.	3,760	751,887

Retractable Technologies, Inc.* (a)	6,016	23,041

RxSight, Inc.* (a)	1,880	23,068

SeaSpine Holdings Corp.* (a)	4,888	45,507

Senseonics Holdings, Inc.* (a)	564	790

Shockwave Medical, Inc.* (a)	2,068	312,537

SI-BONE, Inc.* (a)	3,008	60,100

Sientra, Inc.* (a)	8,648	12,280

Sight Sciences, Inc.* (a)	2,068	14,435

SmileDirectClub, Inc.* (a)	37,036	68,517

STAAR Surgical Co.* (a)	2,256	128,795

Stereotaxis, Inc.* (a)	3,760	9,400

STERIS plc	3,008	673,942

Stryker Corp.	9,212	2,222,487

Surmodics, Inc.*	188	7,268

Tactile Systems Technology, Inc.* (a)	3,760	63,469

Tandem Diabetes Care, Inc.*	2,256	217,659

Teleflex, Inc.	1,128	322,179

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

TransMedics Group, Inc.* (a)	1,504	$31,524

Treace Medical Concepts, Inc.* (a)	2,632	51,587

Varex Imaging Corp.* (a)	4,888	97,027

ViewRay, Inc.* (a)	7,144	19,074

Zimmer Biomet Holdings, Inc.	5,076	612,927

Zynex, Inc.(a)	5,076	32,334
		33,768,671

Health Care Providers & Services – 3.3%

1Life Healthcare, Inc.* (a)	11,280	79,524

Acadia Healthcare Co., Inc.* (a)	6,016	408,366

Accolade, Inc.*	188	1,045

AdaptHealth Corp.*	6,016	76,163

Addus HomeCare Corp.* (a)	1,504	126,757

Agiliti, Inc.* (a)	376	7,422

Amedisys, Inc.* (a)	1,692	215,984

AmerisourceBergen Corp.	5,452	824,833

AMN Healthcare Services, Inc.* (a)	3,196	312,409

Anthem, Inc.	8,084	4,057,602

Apollo Medical Holdings, Inc.* (a)	752	27,433

Aveanna Healthcare Holdings, Inc.* (a)	6,016	17,567

Brookdale Senior Living, Inc.* (a)	54,708	338,095

Cardinal Health, Inc.	9,964	578,410

Castle Biosciences, Inc.*	2,256	50,399

Centene Corp.*	20,116	1,620,344

Chemed Corp.	376	184,763

Cigna Corp.	11,092	2,737,284

Community Health Systems, Inc.* (a)	27,260	209,084

Covetrus, Inc.*	4,324	59,671

CVS Health Corp.	43,052	4,138,589

DaVita, Inc.* (a)	2,820	305,603

Encompass Health Corp.	22,936	1,578,685

Ensign Group, Inc. (The)(a)	2,444	196,327

Fulgent Genetics, Inc.* (a)	4,324	237,301

Guardant Health, Inc.* (a)	2,632	162,394

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Hanger, Inc.*	3,572	$58,724

HCA Healthcare, Inc.	8,084	1,734,422

HealthEquity, Inc.* (a)	5,264	328,052

Henry Schein, Inc.*	4,700	381,170

Humana, Inc.	4,136	1,838,700

Innovage Holding Corp.* (a)	188	863

Invitae Corp.* (a)	5,452	28,950

Joint Corp. (The)* (a)	188	5,738

Laboratory Corp. of America Holdings*	3,384	813,108

LHC Group, Inc.*	1,504	249,438

McKesson Corp.	5,264	1,629,787

MEDNAX, Inc.* (a)	4,512	83,562

ModivCare, Inc.* (a)	376	39,093

Molina Healthcare, Inc.*	2,068	648,215

National HealthCare Corp.	2,068	140,748

Oak Street Health, Inc.* (a)	4,324	78,221

Option Care Health, Inc.* (a)	10,152	303,342

Owens & Minor, Inc.(a)	17,484	620,507

Patterson Cos., Inc.(a)	20,492	630,539

PetIQ, Inc.* (a)	2,444	48,636

Premier, Inc., Class A	27,072	980,277

Progyny, Inc.* (a)	3,384	130,115

Quest Diagnostics, Inc.	4,324	578,724

R1 RCM, Inc.* (a)	4,324	97,376

RadNet, Inc.* (a)	1,128	21,996

Select Medical Holdings Corp.(a)	23,876	539,836

Surgery Partners, Inc.* (a)	3,572	182,744

Tenet Healthcare Corp.*	25,568	1,853,936

Tivity Health, Inc.* (a)	5,264	169,132

UnitedHealth Group, Inc.	31,020	15,775,221

Universal Health Services, Inc., Class B	2,444	299,463

US Physical Therapy, Inc.(a)	188	19,509
		48,862,198

Health Care Technology – 0.3%

Allscripts Healthcare Solutions, Inc.* (a)	33,840	699,134

American Well Corp., Class A* (a)	17,672	55,313

Investments	Shares	Value

Health Care Technology – (continued)

Cerner Corp.	8,789	$823,002

Certara, Inc.* (a)	6,392	117,293

Change Healthcare, Inc.*	63,732	1,501,526

Computer Programs & Systems, Inc.* (a)	3,384	108,017

Convey Health Solutions Holdings, Inc.* (a)	3,196	16,268

Doximity, Inc., Class A* (a)	6,016	239,858

Evolent Health, Inc., Class A* (a)	7,144	196,603

Health Catalyst, Inc.* (a)	376	6,257

HealthStream, Inc.*	188	3,591

Inspire Medical Systems, Inc.* (a)	1,504	309,463

Multiplan Corp.* (a)	376	1,666

NextGen Healthcare, Inc.*	564	10,631

Omnicell, Inc.* (a)	2,444	266,812

OptimizeRx Corp.* (a)	564	15,854

Phreesia, Inc.* (a)	564	12,904

Schrodinger, Inc.* (a)	3,384	83,653

Simulations Plus, Inc.(a)	940	43,860

Tabula Rasa HealthCare, Inc.* (a)	1,692	5,702

Teladoc Health, Inc.* (a)	4,888	165,019

Veeva Systems, Inc., Class A*	3,384	615,719
		5,298,145

Hotels, Restaurants & Leisure – 2.0%

Airbnb, Inc., Class A*	9,588	1,468,978

Aramark	6,392	231,710

BJ’s Restaurants, Inc.* (a)	2,256	62,694

Bloomin’ Brands, Inc.(a)	18,988	417,546

Booking Holdings, Inc.*	1,128	2,493,230

Boyd Gaming Corp.	4,324	261,948

Brinker International, Inc.* (a)	11,656	423,463

Caesars Entertainment, Inc.* (a)	6,580	436,122

Carnival Corp.* (a)	22,936	396,793

Cheesecake Factory, Inc. (The)* (a)	11,280	416,345

Chipotle Mexican Grill, Inc.*	752	1,094,619

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Choice Hotels International, Inc.	1,128	$158,439

Churchill Downs, Inc.(a)	1,316	267,069

Cracker Barrel Old Country Store, Inc.(a)	5,828	646,850

Darden Restaurants, Inc.(a)	3,008	396,244

Dave & Buster’s Entertainment, Inc.* (a)	4,324	196,742

Denny’s Corp.* (a)	1,692	21,691

Dine Brands Global, Inc.(a)	4,136	296,510

Domino’s Pizza, Inc.(a)	1,128	381,264

DraftKings, Inc., Class A* (a)	9,400	128,592

El Pollo Loco Holdings, Inc.*	3,760	40,044

Esports Technologies, Inc.* (a)	1,692	6,176

Everi Holdings, Inc.* (a)	8,460	146,866

Expedia Group, Inc.*	3,948	689,913

F45 Training Holdings, Inc.* (a)	1,316	11,568

First Watch Restaurant Group, Inc.* (a)	1,316	17,108

GAN Ltd.* (a)	7,332	27,348

Golden Entertainment, Inc.* (a)	3,384	162,297

Golden Nugget Online Gaming, Inc.* (a)	5,076	25,431

Hilton Grand Vacations, Inc.*	6,204	290,533

Hilton Worldwide Holdings, Inc.*	7,520	1,167,781

Hyatt Hotels Corp., Class A* (a)	2,444	232,082

Jack in the Box, Inc.(a)	5,828	482,325

Las Vegas Sands Corp.*	9,400	333,042

Light & Wonder, Inc.* (a)	6,204	347,796

Lindblad Expeditions Holdings, Inc.* (a)	6,580	100,740

Marriott International, Inc., Class A*	7,332	1,301,577

Marriott Vacations Worldwide Corp.	2,632	393,037

McDonald’s Corp.	19,928	4,965,260

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Membership Collective Group, Inc., Class A* (a)	6,392	$47,876

MGM Resorts International	12,032	493,793

Norwegian Cruise Line Holdings Ltd.* (a)	13,912	278,657

Papa John’s International, Inc.	940	85,587

Penn National Gaming, Inc.* (a)	5,076	185,629

Planet Fitness, Inc., Class A*	3,196	255,776

PlayAGS, Inc.* (a)	3,760	24,816

Portillo’s, Inc., Class A* (a)	1,692	35,244

Red Robin Gourmet Burgers, Inc.* (a)	5,828	76,871

Red Rock Resorts, Inc., Class A(a)	2,256	99,174

Royal Caribbean Cruises Ltd.* (a)	4,700	365,331

Rush Street Interactive, Inc.* (a)	12,784	81,178

Ruth’s Hospitality Group, Inc.(a)	5,640	118,271

SeaWorld Entertainment, Inc.* (a)	3,760	253,574

Shake Shack, Inc., Class A* (a)	2,256	130,464

Six Flags Entertainment Corp.* (a)	5,640	215,843

Starbucks Corp.	31,396	2,343,397

Texas Roadhouse, Inc.(a)	2,632	216,693

Travel + Leisure Co.(a)	20,304	1,126,466

Vail Resorts, Inc.	1,128	286,692

Wendy’s Co. (The)	6,204	122,591

Wingstop, Inc.(a)	2,068	189,760

Wyndham Hotels & Resorts, Inc.	3,572	314,193

Wynn Resorts Ltd.* (a)	2,444	172,253

Yum! Brands, Inc.	8,460	989,905
		29,447,807

Household Durables – 0.7%

Beazer Homes USA, Inc.*	3,384	51,031

Cavco Industries, Inc.* (a)	188	44,415

Century Communities, Inc.(a)	7,896	416,277

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Cricut, Inc., Class A* (a)	752	$8,738

DR Horton, Inc.	11,468	798,058

Ethan Allen Interiors, Inc.(a)	4,700	111,578

Garmin Ltd.	3,760	412,622

GoPro, Inc., Class A* (a)	28,764	256,575

Green Brick Partners, Inc.*	8,836	174,069

Helen of Troy Ltd.* (a)	940	201,639

Hovnanian Enterprises, Inc., Class A* (a)	376	17,304

Installed Building Products, Inc.(a)	752	60,513

iRobot Corp.* (a)	1,504	76,178

KB Home(a)	21,056	682,846

La-Z-Boy, Inc.	8,648	227,269

Leggett & Platt, Inc.(a)	4,700	167,461

Lennar Corp., Class A	9,588	733,386

Lennar Corp., Class B(a)	564	36,773

LGI Homes, Inc.* (a)	5,452	510,907

Lovesac Co. (The)* (a)	1,316	57,693

M/I Homes, Inc.*	7,896	349,635

MDC Holdings, Inc.	13,536	499,614

Meritage Homes Corp.*	9,024	744,931

Mohawk Industries, Inc.* (a)	1,692	238,674

Newell Brands, Inc.(a)	12,220	282,893

NVR, Inc.*	107	468,255

PulteGroup, Inc.	9,776	408,246

Purple Innovation, Inc.* (a)	6,768	27,884

Skyline Champion Corp.* (a)	1,880	95,955

Sonos, Inc.* (a)	3,572	81,513

Taylor Morrison Home Corp., Class A* (a)	31,772	832,109

Tempur Sealy International, Inc.(a)	8,084	219,157

Toll Brothers, Inc.	4,888	226,657

TopBuild Corp.* (a)	1,128	204,326

Traeger, Inc.*	3,384	20,270

Tri Pointe Homes, Inc.*	29,892	617,868

Tupperware Brands Corp.* (a)	12,972	228,048

Universal Electronics, Inc.* (a)	2,820	83,190

Investments	Shares	Value

Household Durables – (continued)

Vuzix Corp.* (a)	188	$972

Weber, Inc., Class A(a)	2,444	21,458

Whirlpool Corp.(a)	2,256	409,509
		11,106,496

Household Products – 1.1%

Central Garden & Pet Co.*	1,692	74,093

Central Garden & Pet Co., Class A* (a)	10,340	427,869

Church & Dwight Co., Inc.(a)	7,332	715,310

Clorox Co. (The)(a)	2,820	404,585

Colgate-Palmolive Co.	21,244	1,636,850

Energizer Holdings, Inc.(a)	15,416	466,951

Kimberly-Clark Corp.	11,280	1,566,002

Procter & Gamble Co. (The)	64,108	10,292,539

Reynolds Consumer Products, Inc.(a)	10,340	305,961

Spectrum Brands Holdings, Inc.(a)	9,588	815,651

WD-40 Co.(a)	376	69,177
		16,774,988

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	19,552	399,252

Clearway Energy, Inc., Class A(a)	3,572	101,516

Clearway Energy, Inc., Class C(a)	2,444	74,615

Ormat Technologies, Inc.(a)	1,504	116,861

Sunnova Energy International, Inc.* (a)	1,880	32,468

Vistra Corp.	17,672	442,153
		1,166,865

Industrial Conglomerates – 0.6%

3M Co.	18,424	2,657,109

General Electric Co.	28,952	2,158,372

Honeywell International, Inc.	17,860	3,456,089

Roper Technologies, Inc.	3,008	1,413,519
		9,685,089

Insurance – 2.8%

Aflac, Inc.	21,244	1,216,856

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Alleghany Corp.*	376	$314,524

Allstate Corp. (The)	9,964	1,260,845

Ambac Financial Group, Inc.* (a)	8,648	66,849

American Equity Investment Life Holding Co.(a)	21,996	829,689

American Financial Group, Inc.	2,820	390,514

American International Group, Inc.	26,884	1,572,983

American National Group, Inc.	2,632	496,421

AMERISAFE, Inc.(a)	376	17,428

Aon plc, Class A	5,828	1,678,406

Arch Capital Group Ltd.* (a)	14,476	661,119

Argo Group International Holdings Ltd.	6,956	297,717

Arthur J Gallagher & Co.	5,076	855,255

Assurant, Inc.	2,256	410,321

Assured Guaranty Ltd.	18,424	1,016,084

Axis Capital Holdings Ltd.(a)	16,920	970,024

Brighthouse Financial, Inc.* (a)	18,236	936,601

Brown & Brown, Inc.(a)	6,204	384,524

BRP Group, Inc., Class A*	1,692	39,119

Chubb Ltd.	14,476	2,988,570

Cincinnati Financial Corp.	4,136	507,322

CNO Financial Group, Inc.(a)	32,336	780,591

Employers Holdings, Inc.(a)	752	29,584

Enstar Group Ltd.*	3,008	709,136

Erie Indemnity Co., Class A(a)	940	150,663

Everest Re Group Ltd.	1,128	309,873

Fidelity National Financial, Inc.	10,904	434,197

First American Financial Corp.(a)	4,700	274,057

Genworth Financial, Inc., Class A*	111,860	415,001

Globe Life, Inc.	2,632	258,147

GoHealth, Inc., Class A* (a)	18,236	13,626

Investments	Shares	Value

Insurance – (continued)

Goosehead Insurance, Inc., Class A(a)	376	$21,616

Hanover Insurance Group, Inc. (The)	7,896	1,159,291

Hartford Financial Services Group, Inc. (The)	12,408	867,691

HCI Group, Inc.(a)	1,316	84,342

Horace Mann Educators Corp.	7,896	314,656

James River Group Holdings Ltd.(a)	9,212	218,416

Kemper Corp.	1,504	69,425

Kinsale Capital Group, Inc.(a)	1,316	291,744

Lemonade, Inc.* (a)	2,256	47,060

Lincoln National Corp.	6,768	407,095

Loews Corp.	7,896	496,185

Markel Corp.*	376	508,833

Marsh & McLennan Cos., Inc.	13,912	2,249,570

MBIA, Inc.* (a)	6,580	79,223

Mercury General Corp.(a)	6,768	341,310

MetLife, Inc.	24,440	1,605,219

National Western Life Group, Inc., Class A(a)	376	74,734

Old Republic International Corp.	12,596	277,238

Oscar Health, Inc., Class A* (a)	10,528	77,486

Primerica, Inc.	2,068	267,930

Principal Financial Group, Inc.(a)	9,212	627,706

ProAssurance Corp.(a)	1,692	41,572

Progressive Corp. (The)	18,800	2,018,368

Prudential Financial, Inc.(a)	12,972	1,407,592

Reinsurance Group of America, Inc.	1,504	161,409

RenaissanceRe Holdings Ltd.(a)	10,528	1,510,979

RLI Corp.	1,316	151,050

Ryan Specialty Group Holdings, Inc., Class A*	752	27,816

Safety Insurance Group, Inc.(a)	2,444	210,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Selective Insurance Group, Inc.	13,912	$1,145,792

Selectquote, Inc.* (a)	30,832	63,514

SiriusPoint Ltd.* (a)	15,228	95,632

Stewart Information Services Corp.	6,956	358,930

Travelers Cos., Inc. (The)	8,460	1,447,168

Trupanion, Inc.* (a)	2,444	155,487

Universal Insurance Holdings, Inc.(a)	11,656	146,399

Unum Group(a)	46,436	1,417,227

W R Berkley Corp.	5,076	337,503

White Mountains Insurance Group Ltd.(a)	188	197,028

Willis Towers Watson plc	3,384	727,086
		41,993,650

Interactive Media & Services – 3.5%

Alphabet, Inc., Class A*	8,002	18,262,084

Alphabet, Inc., Class C*	7,391	16,994,348

Angi, Inc., Class A*	4,700	20,727

Bumble, Inc., Class A* (a)	3,760	90,202

Cargurus, Inc.* (a)	6,016	196,603

Cars.com, Inc.* (a)	19,740	219,509

Eventbrite, Inc., Class A* (a)	5,264	55,693

EverQuote, Inc., Class A* (a)	1,692	23,485

fuboTV, Inc.* (a)	8,272	31,351

IAC/InterActiveCorp* (a)	1,504	124,651

Liberty TripAdvisor Holdings, Inc., Class A* (a)	10,904	16,356

Match Group, Inc.*	6,768	535,687

MediaAlpha, Inc., Class A* (a)	2,632	38,796

Meta Platforms, Inc., Class A*	60,912	12,211,029

Pinterest, Inc., Class A*	15,416	316,336

QuinStreet, Inc.* (a)	1,692	16,091

Snap, Inc., Class A*	26,508	754,418

TripAdvisor, Inc.* (a)	6,204	159,257

TrueCar, Inc.* (a)	10,904	39,036

Twitter, Inc.*	20,680	1,013,734

Vimeo, Inc.* (a)	9,024	91,955

Investments	Shares	Value

Interactive Media & Services – (continued)

Yelp, Inc.* (a)	1,128	$36,694

Ziff Davis, Inc.*	3,196	282,398

ZoomInfo Technologies, Inc., Class A*	6,768	320,803
		51,851,243

Internet & Direct Marketing Retail – 2.2%

1847 Goedeker, Inc.* (a)	35,156	44,648

1stdibs.com, Inc.* (a)	1,128	8,528

Amazon.com, Inc.*	11,656	28,972,503

CarParts.com, Inc.* (a)	1,316	7,883

Chewy, Inc., Class A* (a)	2,444	71,023

DoorDash, Inc., Class A* (a)	3,760	306,177

eBay, Inc.	20,868	1,083,466

Etsy, Inc.* (a)	3,008	280,315

Groupon, Inc.* (a)	2,820	55,018

Lands’ End, Inc.* (a)	564	7,907

Liquidity Services, Inc.* (a)	564	8,133

MercadoLibre, Inc.*	1,316	1,281,297

Overstock.com, Inc.* (a)	2,068	69,402

PetMed Express, Inc.(a)	1,504	32,938

Porch Group, Inc.* (a)	3,760	13,912

Poshmark, Inc., Class A* (a)	3,008	33,208

Quotient Technology, Inc.* (a)	5,452	28,950

Qurate Retail, Inc., Series A(a)	89,300	375,953

RealReal, Inc. (The)*	6,204	33,626

Revolve Group, Inc.* (a)	564	23,835

Shutterstock, Inc.	1,880	142,354

Stitch Fix, Inc., Class A* (a)	5,452	51,794

ThredUp, Inc., Class A* (a)	3,572	23,539

Wayfair, Inc., Class A* (a)	2,068	159,112

Xometry, Inc., Class A* (a)	752	24,681
		33,140,202

IT Services – 3.6%

Accenture plc, Class A	16,920	5,082,091

Affirm Holdings, Inc.* (a)	3,760	107,912

Akamai Technologies, Inc.* (a)	5,076	569,933

Automatic Data Processing, Inc.	11,468	2,502,088

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

BigCommerce Holdings, Inc., Series 1* (a)	752	$13,438

Block, Inc., Class A*	12,972	1,291,233

Bread Financial Holdings, Inc.	12,408	679,958

Brightcove, Inc.* (a)	2,632	18,556

Broadridge Financial Solutions, Inc.(a)	3,384	487,736

Cantaloupe, Inc.* (a)	3,008	16,454

Cloudflare, Inc., Class A* (a)	6,768	582,996

Cognizant Technology Solutions Corp., Class A	18,048	1,460,083

Concentrix Corp.(a)	1,692	266,456

Conduent, Inc.*	48,692	274,136

CSG Systems International, Inc.(a)	3,008	184,902

DigitalOcean Holdings, Inc.*	376	14,826

DXC Technology Co.*	10,904	312,945

EPAM Systems, Inc.*	1,692	448,363

Euronet Worldwide, Inc.* (a)	2,444	297,313

EVERTEC, Inc.(a)	1,880	74,072

Evo Payments, Inc., Class A* (a)	1,316	29,649

ExlService Holdings, Inc.* (a)	1,128	153,577

Fastly, Inc., Class A* (a)	6,016	95,654

Fidelity National Information Services, Inc.	19,176	1,901,300

Fiserv, Inc.* (a)	18,612	1,822,487

FleetCor Technologies, Inc.*	2,068	516,007

Flywire Corp.* (a)	752	22,944

Gartner, Inc.*	2,444	710,104

Genpact Ltd.	3,948	158,986

Global Payments, Inc.	9,212	1,261,860

GoDaddy, Inc., Class A*	4,324	349,422

GreenBox POS* (a)	3,384	12,216

Grid Dynamics Holdings, Inc.* (a)	376	5,234

I3 Verticals, Inc., Class A* (a)	2,632	72,248

International Business Machines Corp.	29,516	3,902,310

International Money Express, Inc.* (a)	2,632	52,298

Investments	Shares	Value

IT Services – (continued)

Jack Henry & Associates, Inc.(a)	2,068	$392,051

Limelight Networks, Inc.*	3,760	13,423

LiveRamp Holdings, Inc.*	3,572	111,875

Marqeta, Inc., Class A* (a)	12,972	120,640

Mastercard, Inc., Class A	22,748	8,266,168

MAXIMUS, Inc.	2,444	178,119

MongoDB, Inc.* (a)	1,692	600,542

Okta, Inc.*	3,572	426,175

Paya Holdings, Inc.* (a)	188	957

Paychex, Inc.	8,460	1,072,136

Payoneer Global, Inc.* (a)	19,176	80,156

PayPal Holdings, Inc.*	30,644	2,694,527

Perficient, Inc.* (a)	1,128	112,134

Rackspace Technology, Inc.* (a)	15,792	156,183

Repay Holdings Corp.* (a)	6,204	83,010

Sabre Corp.* (a)	15,040	157,469

Shift4 Payments, Inc., Class A* (a)	3,196	167,662

Snowflake, Inc., Class A*	6,392	1,095,844

SolarWinds Corp.(a)	13,160	162,789

Squarespace, Inc., Class A* (a)	1,880	37,544

Switch, Inc., Class A(a)	6,204	185,251

TaskUS, Inc., Class A* (a)	1,128	32,588

Toast, Inc., Class A*	4,888	91,063

TTEC Holdings, Inc.(a)	564	41,629

Tucows, Inc., Class A* (a)	188	10,833

Twilio, Inc., Class A* (a)	4,324	483,510

Unisys Corp.* (a)	13,912	197,690

VeriSign, Inc.*	2,632	470,312

Verra Mobility Corp.* (a)	11,280	158,258

Visa, Inc., Class A(a)	43,992	9,376,015

Western Union Co. (The)(a)	8,460	141,790

WEX, Inc.* (a)	2,632	437,544
		53,307,674

Leisure Products – 0.3%

Acushnet Holdings Corp.(a)	1,128	45,955

AMMO, Inc.* (a)	18,988	76,902

Brunswick Corp.(a)	3,008	227,435

Callaway Golf Co.*	5,264	115,492

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Leisure Products – (continued)

Genius Brands International, Inc.* (a)	34,028	$24,160

Hasbro, Inc.(a)	3,196	281,440

Johnson Outdoors, Inc., Class A(a)	188	14,378

Malibu Boats, Inc., Class A* (a)	4,136	208,000

MasterCraft Boat Holdings, Inc.* (a)	5,828	140,280

Mattel, Inc.*	12,784	310,779

Nautilus, Inc.* (a)	12,032	36,216

Peloton Interactive, Inc., Class A* (a)	8,084	141,955

Polaris, Inc.(a)	13,536	1,285,108

Smith & Wesson Brands, Inc.	8,460	116,156

Solo Brands, Inc., Class A* (a)	1,692	10,101

Sturm Ruger & Co., Inc.(a)	4,136	281,868

Vinco Ventures, Inc.* (a)	7,144	17,717

Vista Outdoor, Inc.* (a)	12,032	423,887

YETI Holdings, Inc.* (a)	2,820	137,813
		3,895,642

Life Sciences Tools & Services – 1.3%

10X Genomics, Inc., Class A* (a)	2,256	107,747

Absci Corp.* (a)	2,068	12,222

Adaptive Biotechnologies Corp.* (a)	2,444	20,163

Agilent Technologies, Inc.	8,084	964,179

Akoya Biosciences, Inc.* (a)	1,128	10,614

Alpha Teknova, Inc.* (a)	1,504	16,890

Avantor, Inc.* (a)	14,100	449,508

Azenta, Inc.(a)	2,632	197,295

Berkeley Lights, Inc.* (a)	188	935

Bionano Genomics, Inc.* (a)	16,356	26,660

Bio-Rad Laboratories, Inc., Class A*	564	288,802

Bio-Techne Corp.	940	356,909

Bruker Corp.	2,632	151,314

Charles River Laboratories International, Inc.*	1,316	317,827

Investments	Shares	Value

Life Sciences Tools & Services – (continued)

ChromaDex Corp.* (a)	6,580	$12,436

Codexis, Inc.* (a)	5,640	67,849

Cytek Biosciences, Inc.* (a)	1,316	12,436

Danaher Corp.	17,108	4,296,332

Illumina, Inc.*	3,948	1,171,174

IQVIA Holdings, Inc.* (a)	5,264	1,147,499

Maravai LifeSciences Holdings, Inc., Class A*	3,384	103,990

Medpace Holdings, Inc.*	1,128	150,667

Mettler-Toledo International, Inc.*	564	720,527

NanoString Technologies, Inc.* (a)	3,384	63,552

NeoGenomics, Inc.* (a)	3,572	33,755

Pacific Biosciences of California, Inc.* (a)	10,716	67,939

PerkinElmer, Inc.(a)	3,760	551,254

Personalis, Inc.*	4,700	26,320

Quanterix Corp.*	2,444	54,232

Rapid Micro Biosystems, Inc., Class A*	2,820	16,441

Repligen Corp.* (a)	1,504	236,489

Sotera Health Co.* (a)	5,264	107,280

Standard BioTools, Inc.* (a)	8,272	21,921

Syneos Health, Inc.* (a)	3,572	261,077

Thermo Fisher Scientific, Inc.	10,528	5,821,142

Waters Corp.* (a)	1,692	512,710

West Pharmaceutical Services, Inc.	1,880	592,313
		18,970,400

Machinery – 1.9%

AGCO Corp.(a)	2,632	335,317

Agrify Corp.* (a)	2,444	7,063

Alamo Group, Inc.	376	47,541

Albany International Corp., Class A	2,256	176,464

Allison Transmission Holdings, Inc.	25,004	936,150

Altra Industrial Motion Corp.	3,760	146,640

Astec Industries, Inc.	1,692	66,157

Barnes Group, Inc.	1,504	50,504

Blue Bird Corp.* (a)	3,760	60,273

Caterpillar, Inc.	17,296	3,641,500

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Chart Industries, Inc.* (a)	2,256	$380,858

CIRCOR International, Inc.* (a)	2,632	51,719

Columbus McKinnon Corp.(a)	564	19,994

Commercial Vehicle Group, Inc.* (a)	6,392	45,895

Crane Co.(a)	3,384	325,642

Cummins, Inc.	4,700	889,193

Deere & Co.	9,024	3,407,011

Desktop Metal, Inc., Class A* (a)	376	1,320

Donaldson Co., Inc.	4,700	230,488

Douglas Dynamics, Inc.(a)	3,384	104,769

Dover Corp.	3,760	501,208

EnPro Industries, Inc.(a)	1,316	122,664

ESCO Technologies, Inc.	2,256	140,887

Evoqua Water Technologies Corp.* (a)	5,640	235,132

Federal Signal Corp.(a)	1,880	63,976

Flowserve Corp.(a)	7,520	245,979

Fortive Corp.	9,024	518,880

Franklin Electric Co., Inc.(a)	1,128	78,892

Gates Industrial Corp. plc* (a)	17,860	227,715

Gorman-Rupp Co. (The)(a)	1,692	53,907

Graco, Inc.(a)	4,324	268,174

Greenbrier Cos., Inc. (The)(a)	6,204	264,973

Helios Technologies, Inc.	752	50,519

Hillenbrand, Inc.(a)	18,612	759,742

Hyster-Yale Materials Handling, Inc.(a)	2,068	63,529

Ideanomics, Inc.* (a)	940	676

IDEX Corp.	1,692	321,175

Illinois Tool Works, Inc.(a)	7,332	1,445,211

Ingersoll Rand, Inc.	9,400	413,224

ITT, Inc.	3,008	211,222

John Bean Technologies Corp.(a)	1,504	177,307

Kadant, Inc.(a)	376	69,560

Kennametal, Inc.	5,264	135,443

Lincoln Electric Holdings, Inc.(a)	2,256	303,951

Investments	Shares	Value

Machinery – (continued)

Lindsay Corp.	376	$50,816

Manitowoc Co., Inc. (The)*	3,384	44,804

Meritor, Inc.* (a)	19,740	708,863

Middleby Corp. (The)* (a)	1,880	289,313

Mueller Industries, Inc.(a)	15,228	824,596

Mueller Water Products, Inc., Class A(a)	5,452	65,588

Nikola Corp.* (a)	50,948	365,807

Nordson Corp.	1,316	283,848

Oshkosh Corp.(a)	3,008	278,060

Otis Worldwide Corp.	10,340	753,166

PACCAR, Inc.	12,408	1,030,484

Parker-Hannifin Corp.	3,384	916,455

Pentair plc	4,136	209,902

Proto Labs, Inc.*	1,504	64,085

RBC Bearings, Inc.* (a)	1,128	189,899

REV Group, Inc.(a)	7,144	85,156

Snap-on, Inc.	1,692	359,533

SPX Corp.* (a)	1,504	63,018

Standex International Corp.	188	17,680

Stanley Black & Decker, Inc.(a)	5,264	632,470

Tennant Co.(a)	188	12,141

Terex Corp.	14,852	504,968

Timken Co. (The)(a)	16,356	942,760

Toro Co. (The)(a)	2,444	195,838

Trinity Industries, Inc.(a)	3,008	83,442

Wabash National Corp.(a)	7,144	102,231

Watts Water Technologies, Inc., Class A(a)	940	119,812

Welbilt, Inc.*	10,152	239,790

Westinghouse Air Brake Technologies Corp.	5,076	456,383

Xylem, Inc.	4,136	332,948
		27,822,300

Marine – 0.1%

Eagle Bulk Shipping, Inc.(a)	2,444	152,114

Genco Shipping & Trading Ltd.	5,828	128,391

Kirby Corp.* (a)	4,324	281,925

Matson, Inc.(a)	10,152	873,275
		1,435,705

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 1.1%

Advantage Solutions, Inc.* (a)	30,456	$153,194

Altice USA, Inc., Class A* (a)	56,212	521,647

AMC Networks, Inc., Class A* (a)	7,708	251,512

Audacy, Inc.* (a)	752	1,910

Cable One, Inc.(a)	188	219,246

Cardlytics, Inc.* (a)	2,256	76,997

Charter Communications, Inc., Class A* (a)	3,384	1,450,010

Clear Channel Outdoor Holdings, Inc.*	102,648	252,514

Comcast Corp., Class A	147,204	5,852,831

DISH Network Corp., Class A* (a)	8,084	230,475

EW Scripps Co. (The), Class A* (a)	14,852	244,464

Fox Corp., Class A(a)	8,084	289,731

Fox Corp., Class B	2,444	81,239

Gannett Co., Inc.* (a)	752	3,016

Gray Television, Inc.(a)	24,816	459,592

iHeartMedia, Inc., Class A* (a)	9,776	156,318

Interpublic Group of Cos., Inc. (The)(a)	11,468	374,086

John Wiley & Sons, Inc., Class A(a)	10,904	554,905

Liberty Broadband Corp., Class A* (a)	564	60,720

Liberty Broadband Corp., Class C*	3,948	441,465

Liberty Media Corp-Liberty SiriusXM, Class A* (a)	2,068	86,504

Liberty Media Corp-Liberty SiriusXM, Class C*	4,888	204,709

Magnite, Inc.* (a)	940	9,071

New York Times Co. (The), Class A	4,324	165,696

News Corp., Class A	9,776	194,151

News Corp., Class B	3,196	63,632

Nexstar Media Group, Inc., Class A(a)	9,964	1,578,497

Omnicom Group, Inc.	5,828	443,686

Investments	Shares	Value

Media – (continued)

Paramount Global, Class A(a)	1,128	$35,588

Paramount Global, Class B(a)	19,928	580,303

PubMatic, Inc., Class A* (a)	940	21,216

Scholastic Corp.(a)	752	27,711

Sinclair Broadcast Group, Inc., Class A(a)	12,220	271,773

Sirius XM Holdings, Inc.(a)	36,096	216,576

TechTarget, Inc.* (a)	1,128	75,926

TEGNA, Inc.	52,452	1,156,567

Thryv Holdings, Inc.* (a)	3,008	77,697

Urban One, Inc.* (a)	9,588	77,567

WideOpenWest, Inc.* (a)	6,768	135,698
		17,098,440

Metals & Mining – 0.9%

Alcoa Corp.	7,332	497,110

Allegheny Technologies, Inc.* (a)	9,964	270,821

Arconic Corp.* (a)	22,936	577,070

Carpenter Technology Corp.(a)	5,076	193,802

Century Aluminum Co.* (a)	10,152	171,264

Cleveland-Cliffs, Inc.* (a)	19,176	488,796

Coeur Mining, Inc.* (a)	23,312	84,623

Commercial Metals Co.(a)	30,456	1,248,696

Compass Minerals International, Inc.(a)	940	55,582

Freeport-McMoRan, Inc.	46,248	1,875,356

Gatos Silver, Inc.* (a)	2,820	9,532

Hecla Mining Co.(a)	15,040	78,358

Kaiser Aluminum Corp.(a)	1,316	126,994

Materion Corp.(a)	564	48,025

McEwen Mining, Inc.* (a)	1,880	1,260

MP Materials Corp.* (a)	4,324	164,485

Newmont Corp.	25,004	1,821,541

Nucor Corp.	9,212	1,425,833

Piedmont Lithium, Inc.* (a)	3,384	221,347

Reliance Steel & Aluminum Co.(a)	2,444	484,523

Royal Gold, Inc.(a)	3,572	466,075

Ryerson Holding Corp.(a)	1,128	41,522

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Schnitzer Steel Industries, Inc., Class A(a)	4,512	$205,883

Southern Copper Corp.	1,880	117,068

Steel Dynamics, Inc.	7,520	644,840

SunCoke Energy, Inc.	9,024	75,080

TimkenSteel Corp.* (a)	9,400	194,298

United States Steel Corp.(a)	61,288	1,868,671

Warrior Met Coal, Inc.	9,964	339,473

Worthington Industries, Inc.(a)	8,836	420,328
		14,218,256

Mortgage Real Estate Investment Trusts (REITs) – 0.5%

AGNC Investment Corp.(a)	11,656	127,983

Annaly Capital Management, Inc.(a)	37,036	237,771

Apollo Commercial Real Estate Finance, Inc.(a)	31,960	384,798

Arbor Realty Trust, Inc.(a)	31,396	536,872

Ares Commercial Real Estate Corp.(a)	5,452	82,162

ARMOUR Residential REIT, Inc.(a)	12,972	95,214

Blackstone Mortgage Trust, Inc., Class A(a)	41,360	1,242,454

BrightSpire Capital, Inc.(a)	17,672	150,212

Broadmark Realty Capital, Inc.(a)	40,608	317,149

Chimera Investment Corp.(a)	51,512	516,150

Dynex Capital, Inc.(a)	13,912	225,792

Ellington Financial, Inc.(a)	16,168	261,760

Granite Point Mortgage Trust, Inc.(a)	5,640	54,877

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	4,136	165,399

Invesco Mortgage Capital, Inc.(a)	85,916	149,494

KKR Real Estate Finance Trust, Inc.(a)	7,144	135,736

Ladder Capital Corp.	7,332	83,511

MFA Financial, Inc.(a)	19,270	274,598

Investments	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) – (continued)

New Residential Investment Corp.(a)	108,664	$1,130,106

New York Mortgage Trust, Inc.(a)	83,660	269,385

Orchid Island Capital, Inc.(a)	20,116	55,922

PennyMac Mortgage Investment Trust(a)	23,500	360,490

Ready Capital Corp.(a)	14,288	208,176

Redwood Trust, Inc.(a)	33,840	328,248

Starwood Property Trust, Inc.(a)	12,972	296,799

TPG RE Finance Trust, Inc.	11,656	122,971

Two Harbors Investment Corp.(a)	82,908	398,788
		8,212,817

Multiline Retail – 0.5%

Big Lots, Inc.(a)	8,836	273,033

Dillard’s, Inc., Class A(a)	940	285,581

Dollar General Corp.	6,580	1,562,947

Dollar Tree, Inc.*	6,768	1,099,462

Franchise Group, Inc.(a)	7,896	294,442

Kohl’s Corp.	6,204	359,088

Macy’s, Inc.(a)	13,536	327,165

Nordstrom, Inc.(a)	9,212	236,748

Ollie’s Bargain Outlet Holdings, Inc.* (a)	3,384	162,601

Target Corp.	15,792	3,610,841
		8,211,908

Multi-Utilities – 0.9%

Ameren Corp.	6,580	611,282

Avista Corp.(a)	16,920	686,444

Black Hills Corp.(a)	16,544	1,211,682

CenterPoint Energy, Inc.	19,364	592,732

CMS Energy Corp.(a)	8,272	568,204

Consolidated Edison, Inc.	10,904	1,011,237

Dominion Energy, Inc.	27,448	2,240,855

DTE Energy Co.	6,768	886,879

NiSource, Inc.	15,980	465,338

NorthWestern Corp.(a)	12,220	692,752

Public Service Enterprise Group, Inc.	17,860	1,244,128

Sempra Energy	9,964	1,607,791

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – (continued)

Unitil Corp.	2,632	$134,232

WEC Energy Group, Inc.	8,648	865,232
		12,818,788

Oil, Gas & Consumable Fuels – 4.8%

Alto Ingredients, Inc.* (a)	20,868	120,408

Antero Midstream Corp.(a)	79,712	818,642

Antero Resources Corp.* (a)	70,124	2,468,365

APA Corp.	14,288	584,808

Arch Resources, Inc.(a)	4,324	719,427

Berry Corp.(a)	12,972	142,303

Brigham Minerals, Inc., Class A(a)	6,016	149,077

California Resources Corp.	2,068	83,154

Callon Petroleum Co.* (a)	10,904	559,048

Centennial Resource Development, Inc., Class A* (a)	12,596	97,493

Centrus Energy Corp., Class A* (a)	2,068	57,408

Cheniere Energy, Inc.	8,460	1,148,953

Chesapeake Energy Corp.(a)	24,064	1,973,729

Chevron Corp.	63,732	9,984,892

Civitas Resources, Inc.(a)	15,792	925,732

Clean Energy Fuels Corp.* (a)	17,860	104,660

CNX Resources Corp.*	53,392	1,097,206

Comstock Resources, Inc.* (a)	12,032	204,905

ConocoPhillips	43,052	4,112,327

CONSOL Energy, Inc.* (a)	5,640	268,182

Continental Resources, Inc.(a)	3,572	198,496

Coterra Energy, Inc.	27,261	784,843

Crescent Energy, Inc., Class A(a)	2,820	44,302

CVR Energy, Inc.	10,904	273,363

Delek US Holdings, Inc.*	15,417	373,083

Denbury, Inc.* (a)	1,316	84,198

Devon Energy Corp.(a)	18,424	1,071,724

Diamondback Energy, Inc.	6,392	806,862

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Dorian LPG Ltd.	8,460	$124,531

DT Midstream, Inc.(a)	22,184	1,192,390

Earthstone Energy, Inc., Class A* (a)	6,392	86,228

EOG Resources, Inc.	18,424	2,151,186

EQT Corp.	18,800	747,300

Equitrans Midstream Corp.(a)	97,384	765,438

Exxon Mobil Corp.	137,992	11,763,818

Gevo, Inc.* (a)	376	1,395

Green Plains, Inc.* (a)	5,076	142,483

Gulfport Energy Corp.*	2,256	212,019

Hess Corp.	8,272	852,595

HF Sinclair Corp.* (a)	10,152	385,979

International Seaways, Inc.(a)	3,760	79,449

Kinder Morgan, Inc.	58,844	1,068,019

Kosmos Energy Ltd.*	98,324	664,670

Laredo Petroleum, Inc.* (a)	2,632	187,425

Magnolia Oil & Gas Corp., Class A(a)	11,656	270,885

Marathon Oil Corp.	29,704	740,224

Marathon Petroleum Corp.	16,544	1,443,629

Matador Resources Co.(a)	25,004	1,220,695

Murphy Oil Corp.	32,712	1,245,673

New Fortress Energy, Inc.(a)	2,632	102,069

NextDecade Corp.* (a)	3,384	18,917

Northern Oil and Gas, Inc.(a)	12,972	324,041

Oasis Petroleum, Inc.(a)	3,760	498,802

Occidental Petroleum Corp.(a)	21,996	1,211,760

ONEOK, Inc.	13,160	833,423

Ovintiv, Inc.(a)	10,716	548,552

Par Pacific Holdings, Inc.*	8,460	124,108

PBF Energy, Inc., Class A*	22,184	644,667

PDC Energy, Inc.(a)	25,004	1,743,779

Peabody Energy Corp.* (a)	26,132	591,628

Phillips 66	11,280	978,653

Pioneer Natural Resources Co.	7,144	1,660,766

Range Resources Corp.* (a)	16,168	484,070

Ranger Oil Corp.*	5,452	173,646

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Renewable Energy Group, Inc.* (a)	11,656	$711,715

Ring Energy, Inc.* (a)	15,416	68,910

SilverBow Resources, Inc.* (a)	940	34,404

SM Energy Co.(a)	6,768	240,467

Southwestern Energy Co.* (a)	252,108	1,890,810

Targa Resources Corp.	7,520	552,043

Tellurian, Inc.*	15,980	79,580

Texas Pacific Land Corp.(a)	188	256,921

Uranium Energy Corp.* (a)	3,572	15,181

Valero Energy Corp.	11,844	1,320,369

W&T Offshore, Inc.*	34,404	163,763

Whiting Petroleum Corp.(a)	9,024	659,203

Williams Cos., Inc. (The)	42,676	1,463,360

World Fuel Services Corp.	752	18,213
		72,017,441

Paper & Forest Products – 0.2%

Clearwater Paper Corp.*	2,444	80,921

Glatfelter Corp.(a)	7,144	78,584

Louisiana-Pacific Corp.(a)	22,372	1,443,441

Mercer International, Inc.	10,528	168,553

Neenah, Inc.(a)	1,692	59,897

Resolute Forest Products, Inc.(a)	6,956	96,967

Schweitzer-Mauduit International, Inc.(a)	4,700	118,252

Sylvamo Corp.* (a)	6,392	285,403
		2,332,018

Personal Products – 0.3%

BellRing Brands, Inc.* (a)	8,272	177,273

Coty, Inc., Class A* (a)	22,184	179,912

Edgewell Personal Care Co.(a)	13,912	530,604

elf Beauty, Inc.* (a)	752	18,296

Estee Lauder Cos., Inc. (The), Class A	6,392	1,687,871

Herbalife Nutrition Ltd.* (a)	23,500	624,630

Honest Co., Inc. (The)*	3,008	11,912

Investments	Shares	Value

Personal Products – (continued)

Inter Parfums, Inc.(a)	564	$46,096

Medifast, Inc.	564	100,595

Nu Skin Enterprises, Inc., Class A(a)	12,220	521,061

Thorne HealthTech, Inc.* (a)	3,008	20,154

USANA Health Sciences, Inc.* (a)	188	14,412

Veru, Inc.* (a)	188	2,203
		3,935,019

Pharmaceuticals – 3.5%

9 Meters Biopharma, Inc.* (a)	29,516	12,332

Aclaris Therapeutics, Inc.*	752	9,265

Aerie Pharmaceuticals, Inc.* (a)	5,640	40,100

Amneal Pharmaceuticals, Inc.* (a)	3,384	13,062

Amphastar Pharmaceuticals, Inc.* (a)	1,128	40,010

Ampio Pharmaceuticals, Inc.* (a)	36,284	8,353

ANI Pharmaceuticals, Inc.* (a)	188	5,548

Antares Pharma, Inc.* (a)	17,108	95,206

Arvinas, Inc.* (a)	940	51,672

Axsome Therapeutics, Inc.* (a)	1,880	59,690

Bristol-Myers Squibb Co.	71,064	5,348,987

Cara Therapeutics, Inc.* (a)	1,128	9,836

Cassava Sciences, Inc.* (a)	1,128	23,541

Catalent, Inc.*	3,948	357,531

Clearside Biomedical, Inc.*	3,760	5,753

Collegium Pharmaceutical, Inc.*	3,760	60,536

Corcept Therapeutics, Inc.* (a)	5,076	109,185

DICE Therapeutics, Inc.* (a)	1,316	26,741

Elanco Animal Health, Inc.* (a)	9,588	242,672

Eli Lilly & Co.	21,244	6,206,010

Endo International plc* (a)	58,468	116,936

Evolus, Inc.* (a)	2,068	23,141

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Harmony Biosciences Holdings, Inc.* (a)	752	$33,870

Innoviva, Inc.* (a)	10,528	179,608

Intra-Cellular Therapies, Inc.*	3,196	161,750

Jazz Pharmaceuticals plc* (a)	1,880	301,214

Johnson & Johnson	86,480	15,606,181

KemPharm, Inc.* (a)	4,136	18,488

Marinus Pharmaceuticals, Inc.*	3,196	21,158

Merck & Co., Inc.	82,720	7,336,437

Nektar Therapeutics* (a)	7,896	32,611

NGM Biopharmaceuticals, Inc.*	1,504	18,770

Ocular Therapeutix, Inc.* (a)	5,640	20,135

Omeros Corp.* (a)	188	652

Oramed Pharmaceuticals, Inc.* (a)	1,128	5,798

Organon & Co.(a)	6,956	224,887

Pacira BioSciences, Inc.* (a)	3,572	266,364

Perrigo Co. plc	33,088	1,134,918

Pfizer, Inc.	184,804	9,068,332

Phibro Animal Health Corp., Class A(a)	2,068	37,203

Pliant Therapeutics, Inc.* (a)	2,256	13,220

PLx Pharma, Inc.* (a)	5,640	17,033

Prestige Consumer Healthcare, Inc.* (a)	13,160	719,326

Provention Bio, Inc.* (a)	376	1,688

Reata Pharmaceuticals, Inc., Class A* (a)	2,256	57,257

Relmada Therapeutics, Inc.* (a)	9,024	226,593

Revance Therapeutics, Inc.* (a)	3,196	52,350

Royalty Pharma plc, Class A	9,400	400,252

Supernus Pharmaceuticals, Inc.*	5,640	157,356

TherapeuticsMD, Inc.* (a)	100,392	20,249

Tilray Brands, Inc.*	24,628	122,647

Viatris, Inc.	38,540	398,118

Zoetis, Inc.	12,784	2,265,964
		51,786,536

Investments	Shares	Value

Professional Services – 0.7%

ASGN, Inc.* (a)	3,384	$383,915

Barrett Business Services, Inc.	940	67,652

Booz Allen Hamilton Holding Corp.(a)	3,384	276,236

CACI International, Inc., Class A* (a)	5,640	1,496,292

CBIZ, Inc.*	1,880	78,753

Clarivate plc* (a)	8,648	135,601

CoStar Group, Inc.*	9,400	598,028

Dun & Bradstreet Holdings, Inc.* (a)	9,400	148,426

Equifax, Inc.	3,196	650,450

Exponent, Inc.(a)	3,196	306,209

First Advantage Corp.* (a)	752	13,055

Forrester Research, Inc.*	188	10,470

FTI Consulting, Inc.* (a)	1,128	177,897

Heidrick & Struggles International, Inc.	2,820	90,127

Huron Consulting Group, Inc.*	564	29,204

ICF International, Inc.(a)	564	55,729

Insperity, Inc.	1,128	119,624

Jacobs Engineering Group, Inc.	4,136	573,043

KBR, Inc.(a)	8,836	434,996

Kelly Services, Inc., Class A(a)	8,272	159,567

Kforce, Inc.(a)	376	26,339

Korn Ferry(a)	3,760	231,014

Leidos Holdings, Inc.	3,948	408,657

ManpowerGroup, Inc.	12,220	1,102,244

ManTech International Corp., Class A(a)	1,504	120,831

Nielsen Holdings plc	12,972	347,779

Resources Connection, Inc.	6,016	103,415

Robert Half International, Inc.	3,760	369,646

Science Applications International Corp.(a)	14,100	1,173,543

Sterling Check Corp.* (a)	752	19,537

TransUnion	5,076	444,251

TriNet Group, Inc.* (a)	1,316	116,729

TrueBlue, Inc.*	2,632	67,300

Upwork, Inc.*	3,572	74,905

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Verisk Analytics, Inc.	4,136	$843,951
		11,255,415

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A* (a)	9,588	796,187

Cushman & Wakefield plc* (a)	34,404	615,831

eXp World Holdings, Inc.(a)	2,820	37,760

Howard Hughes Corp. (The)* (a)	1,128	113,127

Jones Lang LaSalle, Inc.* (a)	2,068	452,334

Kennedy-Wilson Holdings, Inc.(a)	2,632	59,352

Newmark Group, Inc., Class A(a)	36,096	438,566

Opendoor Technologies, Inc.* (a)	4,136	28,911

RE/MAX Holdings, Inc., Class A	5,828	136,725

Realogy Holdings Corp.* (a)	30,832	337,919

Redfin Corp.* (a)	5,640	62,886

RMR Group, Inc. (The), Class A	376	10,257

St Joe Co. (The)(a)	564	30,010

WeWork, Inc.* (a)	12,220	85,662

Zillow Group, Inc., Class A*	564	21,799

Zillow Group, Inc., Class C* (a)	3,196	127,265
		3,354,591

Road & Rail – 0.9%

AMERCO(a)	188	100,670

ArcBest Corp.(a)	2,068	149,227

Avis Budget Group, Inc.* (a)	1,692	452,898

Covenant Logistics Group, Inc., Class A	940	19,308

CSX Corp.	57,340	1,969,056

Daseke, Inc.* (a)	10,528	88,435

Heartland Express, Inc.(a)	5,828	80,426

JB Hunt Transport Services, Inc.(a)	2,256	385,437

Investments	Shares	Value

Road & Rail – (continued)

Knight-Swift Transportation Holdings, Inc.(a)	4,888	$234,086

Landstar System, Inc.(a)	1,504	232,970

Lyft, Inc., Class A* (a)	8,272	269,667

Marten Transport Ltd.	2,820	49,011

Norfolk Southern Corp.	6,768	1,745,332

Old Dominion Freight Line, Inc.(a)	2,632	737,276

Ryder System, Inc.(a)	11,844	827,896

Saia, Inc.*	940	193,602

Schneider National, Inc., Class B(a)	5,264	124,388

Uber Technologies, Inc.*	42,864	1,349,359

Union Pacific Corp.	17,296	4,052,280

Werner Enterprises, Inc.	16,356	648,188

XPO Logistics, Inc.*	2,820	151,688
		13,861,200

Semiconductors & Semiconductor Equipment – 4.2%

ACM Research, Inc., Class A*	1,128	17,044

Advanced Micro Devices, Inc.*	43,804	3,746,118

Allegro MicroSystems, Inc.* (a)	376	9,141

Alpha & Omega Semiconductor Ltd.* (a)	5,828	250,021

Ambarella, Inc.*	1,692	138,879

Amkor Technology, Inc.(a)	20,680	388,991

Analog Devices, Inc.	13,348	2,060,664

Applied Materials, Inc.	24,252	2,676,208

Axcelis Technologies, Inc.* (a)	1,128	61,420

AXT, Inc.* (a)	7,520	44,368

Broadcom, Inc.	13,536	7,504,223

Cirrus Logic, Inc.*	3,008	228,006

CMC Materials, Inc.	1,128	201,810

Cohu, Inc.* (a)	1,316	34,953

Diodes, Inc.* (a)	1,504	109,837

Enphase Energy, Inc.* (a)	3,196	515,834

Entegris, Inc.	3,572	397,885

First Solar, Inc.* (a)	2,068	151,026

FormFactor, Inc.* (a)	2,444	93,141

Ichor Holdings Ltd.* (a)	2,444	71,145

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Impinj, Inc.* (a)	1,504	$74,087

Intel Corp.	135,736	5,916,732

KLA Corp.	3,948	1,260,438

Kulicke & Soffa Industries, Inc.(a)	13,536	628,206

Lam Research Corp.	3,572	1,663,695

Lattice Semiconductor Corp.*	4,700	225,788

MACOM Technology Solutions Holdings, Inc.*	1,504	76,629

Magnachip Semiconductor Corp.*	5,452	99,717

Marvell Technology, Inc.	22,748	1,321,204

MaxLinear, Inc.* (a)	3,572	170,992

Microchip Technology, Inc.	15,604	1,017,381

Micron Technology, Inc.	36,096	2,461,386

MKS Instruments, Inc.(a)	2,068	235,711

Monolithic Power Systems, Inc.	1,128	442,447

NeoPhotonics Corp.*	7,144	108,160

NVIDIA Corp.	66,364	12,308,531

NXP Semiconductors NV	7,332	1,253,039

ON Semiconductor Corp.* (a)	12,596	656,377

Onto Innovation, Inc.* (a)	3,384	240,738

PDF Solutions, Inc.*	376	8,742

Photronics, Inc.*	16,356	245,176

Power Integrations, Inc.(a)	3,196	255,680

Qorvo, Inc.*	3,008	342,250

QUALCOMM, Inc.	37,600	5,252,344

Rambus, Inc.* (a)	3,760	93,662

Semtech Corp.*	3,572	212,891

Silicon Laboratories, Inc.* (a)	2,444	329,720

SiTime Corp.* (a)	564	95,073

Skyworks Solutions, Inc.	4,136	468,609

SMART Global Holdings, Inc.* (a)	9,400	213,004

SolarEdge Technologies, Inc.*	1,504	376,617

SunPower Corp.* (a)	6,580	108,636

Synaptics, Inc.* (a)	1,692	251,160

Teradyne, Inc.(a)	4,700	495,662

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Texas Instruments, Inc.	24,816	$4,224,924

Ultra Clean Holdings, Inc.*	11,280	351,598

Universal Display Corp.(a)	940	120,066

Veeco Instruments, Inc.* (a)	1,504	34,472

Wolfspeed, Inc.* (a)	3,760	344,830
		62,687,088

Software – 7.0%

8x8, Inc.* (a)	2,820	25,859

ACI Worldwide, Inc.* (a)	5,452	150,584

Adobe, Inc.*	12,408	4,912,948

Agilysys, Inc.* (a)	376	13,841

Alarm.com Holdings, Inc.* (a)	1,316	80,381

Altair Engineering, Inc., Class A* (a)	1,316	71,485

Alteryx, Inc., Class A* (a)	3,760	241,392

American Software, Inc., Class A(a)	1,316	22,504

Amplitude, Inc., Class A* (a)	1,692	29,542

Anaplan, Inc.*	2,068	134,399

ANSYS, Inc.*	2,256	621,957

Appfolio, Inc., Class A* (a)	188	19,526

Appian Corp.* (a)	2,256	107,837

AppLovin Corp., Class A*	376	14,344

Asana, Inc., Class A* (a)	940	25,192

Aspen Technology, Inc.* (a)	1,692	268,250

Autodesk, Inc.* (a)	5,452	1,031,955

Avalara, Inc.*	2,820	214,517

Avaya Holdings Corp.* (a)	19,364	179,117

AvidXchange Holdings, Inc.* (a)	3,384	27,715

Benefitfocus, Inc.* (a)	376	4,004

Bentley Systems, Inc., Class B(a)	4,324	183,294

Bill.com Holdings, Inc.* (a)	2,256	385,122

Black Knight, Inc.*	5,076	333,950

Blackbaud, Inc.* (a)	1,504	87,247

Blackline, Inc.* (a)	1,880	126,054

Bottomline Technologies DE, Inc.*	1,316	74,512

Box, Inc., Class A* (a)	5,452	166,940

BTRS Holdings, Inc., Class A* (a)	10,152	68,221

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

C3.ai, Inc., Class A* (a)	1,128	$19,165

Cadence Design Systems, Inc.*	7,332	1,106,032

CDK Global, Inc.	7,896	429,621

Cerence, Inc.* (a)	1,128	33,276

Ceridian HCM Holding, Inc.* (a)	2,820	158,287

ChannelAdvisor Corp.* (a)	3,760	54,558

Citrix Systems, Inc.	2,632	263,463

Cleanspark, Inc.* (a)	2,256	14,641

Clear Secure, Inc., Class A* (a)	1,504	45,752

Clearwater Analytics Holdings, Inc., Class A*	1,692	29,678

CommVault Systems, Inc.*	1,316	80,276

Confluent, Inc., Class A* (a)	3,008	93,970

Consensus Cloud Solutions, Inc.* (a)	3,760	198,227

Coupa Software, Inc.*	2,256	194,693

Crowdstrike Holdings, Inc., Class A* (a)	5,076	1,008,906

CS Disco, Inc.* (a)	940	28,867

Datadog, Inc., Class A* (a)	7,332	885,559

Digimarc Corp.* (a)	752	19,454

Digital Turbine, Inc.* (a)	752	23,801

DocuSign, Inc.*	5,264	426,384

Dolby Laboratories, Inc., Class A(a)	2,444	189,337

DoubleVerify Holdings, Inc.* (a)	752	16,356

Dropbox, Inc., Class A* (a)	10,904	237,162

Duck Creek Technologies, Inc.* (a)	752	11,979

Dynatrace, Inc.*	6,392	245,197

Ebix, Inc.(a)	3,948	117,650

Elastic NV*	1,128	85,886

Enfusion, Inc., Class A* (a)	752	9,603

Envestnet, Inc.* (a)	3,760	299,446

Everbridge, Inc.*	2,444	105,336

Fair Isaac Corp.*	752	280,880

Five9, Inc.* (a)	1,880	206,988

ForgeRock, Inc., Class A* (a)	1,316	26,886

Investments	Shares	Value

Software – (continued)

Fortinet, Inc.*	3,572	$1,032,344

Freshworks, Inc., Class A* (a)	2,820	51,239

Guidewire Software, Inc.* (a)	3,008	261,516

HubSpot, Inc.* (a)	1,128	427,997

Intapp, Inc.* (a)	752	18,755

InterDigital, Inc.(a)	940	53,439

Intuit, Inc.	7,332	3,070,275

Jamf Holding Corp.* (a)	376	11,581

JFrog Ltd.* (a)	4,136	86,318

Kaleyra, Inc.* (a)	2,256	13,152

Kaltura, Inc.* (a)	7,144	11,073

LivePerson, Inc.* (a)	4,700	106,314

Mandiant Corp.*	11,280	247,934

Manhattan Associates, Inc.*	2,256	294,521

Marathon Digital Holdings, Inc.* (a)	7,144	111,446

MeridianLink, Inc.* (a)	752	12,145

Microsoft Corp.	199,844	55,460,707

MicroStrategy, Inc., Class A* (a)	376	133,168

Mimecast Ltd.* (a)	3,008	239,677

Mitek Systems, Inc.* (a)	940	10,500

Model N, Inc.*	752	19,432

Momentive Global, Inc.* (a)	10,716	169,527

N-able, Inc.* (a)	3,008	30,080

nCino, Inc.* (a)	3,948	148,011

NCR Corp.* (a)	30,080	1,053,702

New Relic, Inc.* (a)	3,572	226,000

NortonLifeLock, Inc.(a)	13,724	343,649

Nutanix, Inc., Class A* (a)	8,084	202,343

Olo, Inc., Class A* (a)	3,760	40,194

OneSpan, Inc.* (a)	1,504	21,252

Oracle Corp.	43,052	3,160,017

PagerDuty, Inc.* (a)	4,512	128,908

Palantir Technologies, Inc., Class A* (a)	37,976	394,950

Palo Alto Networks, Inc.* (a)	2,820	1,582,810

Paycom Software, Inc.*	1,316	370,415

Paycor HCM, Inc.*	1,128	27,783

Paylocity Holding Corp.* (a)	1,128	213,903

Pegasystems, Inc.	940	71,995

PROS Holdings, Inc.* (a)	2,256	63,010

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

PTC, Inc.*	2,444	$279,129

Q2 Holdings, Inc.* (a)	3,196	165,329

Qualtrics International, Inc., Class A* (a)	2,068	38,341

Qualys, Inc.* (a)	1,504	204,965

Rapid7, Inc.* (a)	3,572	341,197

RingCentral, Inc., Class A* (a)	2,444	207,373

Riot Blockchain, Inc.* (a)	3,948	40,033

Sailpoint Technologies Holdings, Inc.* (a)	4,700	300,001

Salesforce, Inc.*	26,132	4,597,664

ServiceNow, Inc.*	5,452	2,606,601

Smartsheet, Inc., Class A* (a)	4,512	218,065

Smith Micro Software, Inc.* (a)	16,544	50,956

Splunk, Inc.* (a)	3,760	458,795

Sprinklr, Inc., Class A* (a)	1,692	23,096

Sprout Social, Inc., Class A* (a)	2,444	149,768

SPS Commerce, Inc.* (a)	2,256	269,885

SS&C Technologies Holdings, Inc.	5,828	376,838

Stronghold Digital Mining, Inc., Class A* (a)	1,880	7,332

Sumo Logic, Inc.* (a)	5,452	51,140

Synopsys, Inc.*	3,948	1,132,247

Tenable Holdings, Inc.* (a)	5,452	301,114

Teradata Corp.* (a)	3,572	147,702

Trade Desk, Inc. (The), Class A*	11,468	675,695

Tyler Technologies, Inc.*	1,316	519,438

UiPath, Inc., Class A* (a)	7,332	130,730

Unity Software, Inc.* (a)	4,136	274,672

Upland Software, Inc.* (a)	5,264	78,539

Varonis Systems, Inc.* (a)	3,760	162,432

Verint Systems, Inc.*	2,068	112,830

Veritone, Inc.* (a)	2,068	22,396

Vertex, Inc., Class A* (a)	3,008	42,804

VMware, Inc., Class A(a)	5,640	609,346

Vonage Holdings Corp.* (a)	9,212	183,872

Workday, Inc., Class A*	5,076	1,049,209

Investments	Shares	Value

Software – (continued)

Workiva, Inc.* (a)	1,692	$163,295

Xperi Holding Corp.	25,944	404,726

Zendesk, Inc.*	2,820	344,153

Zoom Video Communications, Inc., Class A*	5,828	580,294

Zscaler, Inc.* (a)	1,880	381,151

Zuora, Inc., Class A* (a)	9,964	121,262
		104,316,502

Specialty Retail – 2.5%

Aaron’s Co., Inc. (The)(a)	4,324	88,772

Abercrombie & Fitch Co., Class A*	12,784	442,071

Academy Sports & Outdoors, Inc.(a)	19,176	716,415

Advance Auto Parts, Inc.	1,880	375,304

American Eagle Outfitters, Inc.(a)	34,592	522,685

America’s Car-Mart, Inc.* (a)	1,504	121,598

Arko Corp.(a)	2,820	26,141

Asbury Automotive Group, Inc.* (a)	5,264	967,049

AutoNation, Inc.*	2,068	239,702

AutoZone, Inc.*	678	1,325,809

Bath & Body Works, Inc.(a)	8,084	427,563

Bed Bath & Beyond, Inc.* (a)	19,740	268,661

Best Buy Co., Inc.(a)	7,520	676,274

Big 5 Sporting Goods Corp.(a)	4,512	65,289

Boot Barn Holdings, Inc.*	1,504	135,450

Buckle, Inc. (The)	7,144	221,893

Burlington Stores, Inc.*	1,692	344,423

Caleres, Inc.(a)	7,896	181,055

Camping World Holdings, Inc., Class A(a)	9,964	255,875

CarMax, Inc.* (a)	4,888	419,293

Carvana Co.* (a)	1,880	108,965

Cato Corp. (The), Class A(a)	1,692	22,927

Chico’s FAS, Inc.*	376	1,993

Children’s Place, Inc. (The)* (a)	1,692	78,390

Citi Trends, Inc.* (a)	940	26,292

Conn’s, Inc.* (a)	3,572	55,902

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Container Store Group, Inc. (The)* (a)	8,084	$61,843

Designer Brands, Inc., Class A(a)	4,888	67,552

Dick’s Sporting Goods, Inc.(a)	15,980	1,540,792

EVgo, Inc.* (a)	3,948	35,769

Five Below, Inc.*	1,128	177,209

Floor & Decor Holdings, Inc., Class A* (a)	2,256	179,848

Foot Locker, Inc.(a)	23,688	694,295

GameStop Corp., Class A* (a)	2,068	258,645

Gap, Inc. (The)	9,212	114,413

Genesco, Inc.* (a)	2,256	139,940

Group 1 Automotive, Inc.(a)	4,324	752,981

GrowGeneration Corp.* (a)	4,512	26,666

Guess?, Inc.(a)	7,332	164,750

Haverty Furniture Cos., Inc.(a)	2,068	51,348

Hibbett, Inc.(a)	2,444	105,532

Home Depot, Inc. (The)	28,012	8,414,805

JOANN, Inc.(a)	1,504	15,702

Leslie’s, Inc.* (a)	2,632	51,587

Lithia Motors, Inc., Class A(a)	1,316	372,599

LL Flooring Holdings, Inc.* (a)	6,580	90,870

Lowe’s Cos., Inc.	22,560	4,460,789

MarineMax, Inc.* (a)	6,204	253,868

Monro, Inc.(a)	2,820	128,959

Murphy USA, Inc.	5,640	1,317,504

National Vision Holdings, Inc.* (a)	3,384	127,408

ODP Corp. (The)* (a)	13,160	566,275

OneWater Marine, Inc., Class A(a)	752	24,583

O’Reilly Automotive, Inc.*	1,880	1,140,314

Party City Holdco, Inc.* (a)	188	581

Penske Automotive Group, Inc.(a)	1,880	197,062

Petco Health & Wellness Co., Inc.* (a)	3,572	68,797

Investments	Shares	Value

Specialty Retail – (continued)

Rent-A-Center, Inc.(a)	13,536	$326,488

RH*	564	189,572

Ross Stores, Inc.	8,836	881,568

Sally Beauty Holdings, Inc.* (a)	23,688	358,162

Shift Technologies, Inc.* (a)	28,012	37,536

Shoe Carnival, Inc.	3,008	90,811

Signet Jewelers Ltd.(a)	11,844	831,449

Sleep Number Corp.* (a)	5,076	205,882

Sonic Automotive, Inc., Class A(a)	6,580	279,979

Sportsman’s Warehouse Holdings, Inc.* (a)	11,468	110,207

Tilly’s, Inc., Class A(a)	1,316	11,607

TJX Cos., Inc. (The)	32,712	2,004,591

Tractor Supply Co.	3,008	605,962

TravelCenters of America, Inc.* (a)	2,256	85,750

Ulta Beauty, Inc.*	1,316	522,189

Urban Outfitters, Inc.* (a)	15,040	357,952

Victoria’s Secret & Co.* (a)	16,168	761,836

Vroom, Inc.* (a)	34,216	53,377

Warby Parker, Inc., Class A* (a)	1,692	39,407

Williams-Sonoma, Inc.(a)	2,444	318,893

Zumiez, Inc.* (a)	6,016	220,366
		38,012,661

Technology Hardware, Storage & Peripherals – 4.7%

3D Systems Corp.* (a)	5,640	63,957

Apple, Inc.	412,660	65,055,849

Corsair Gaming, Inc.*	8,272	125,155

Dell Technologies, Inc., Class C	9,024	424,218

Diebold Nixdorf, Inc.* (a)	20,868	85,559

Eastman Kodak Co.* (a)	20,492	105,944

Hewlett Packard Enterprise Co.	44,932	692,402

HP, Inc.(a)	38,164	1,397,947

NetApp, Inc.	6,768	495,756

Pure Storage, Inc., Class A*	14,852	435,164

Seagate Technology Holdings plc	7,520	616,941

Super Micro Computer, Inc.*	11,280	474,888

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Western Digital Corp.*	10,528	$558,721

Xerox Holdings Corp.(a)	34,592	601,901
		71,134,402

Textiles, Apparel & Luxury Goods – 0.7%

Capri Holdings Ltd.* (a)	4,700	224,190

Carter’s, Inc.(a)	1,504	126,697

Columbia Sportswear Co.(a)	940	77,230

Crocs, Inc.* (a)	2,068	137,377

Deckers Outdoor Corp.*	940	249,805

Fossil Group, Inc.* (a)	12,784	126,306

G-III Apparel Group Ltd.*	10,340	273,803

Hanesbrands, Inc.(a)	80,652	1,069,445

Kontoor Brands, Inc.(a)	10,340	410,808

Levi Strauss & Co., Class A(a)	1,504	27,237

Lululemon Athletica, Inc.* (a)	3,008	1,066,727

Movado Group, Inc.(a)	1,880	67,624

NIKE, Inc., Class B	34,216	4,266,735

Oxford Industries, Inc.(a)	1,128	101,069

PVH Corp.	3,196	232,605

Ralph Lauren Corp.(a)	1,692	176,543

Rocky Brands, Inc.(a)	1,880	72,399

Skechers USA, Inc., Class A* (a)	5,076	194,411

Steven Madden Ltd.(a)	5,264	216,140

Tapestry, Inc.	10,904	358,960

Under Armour, Inc., Class A* (a)	5,452	83,743

Under Armour, Inc., Class C*	10,152	144,057

Vera Bradley, Inc.* (a)	8,084	49,717

VF Corp.	8,084	420,368

Wolverine World Wide, Inc.(a)	5,828	115,511
		10,289,507

Thrifts & Mortgage Finance – 0.6%

Axos Financial, Inc.*	12,408	470,015

Essent Group Ltd.(a)	24,628	998,173

Federal Agricultural Mortgage Corp., Class C	2,444	250,339

Flagstar Bancorp, Inc.	11,092	391,548

Merchants Bancorp(a)	3,384	79,592

Investments	Shares	Value

Thrifts & Mortgage Finance – (continued)

MGIC Investment Corp.	83,284	$1,087,689

Mr Cooper Group, Inc.* (a)	18,424	828,527

New York Community Bancorp, Inc.(a)	104,904	969,313

NMI Holdings, Inc., Class A*	20,680	380,098

Northfield Bancorp, Inc.(a)	14,664	191,952

PennyMac Financial Services, Inc.(a)	8,836	429,076

Provident Financial Services, Inc.(a)	15,040	332,835

Radian Group, Inc.	44,180	945,010

Rocket Cos., Inc., Class A(a)	30,268	267,872

TFS Financial Corp.(a)	1,692	25,363

TrustCo Bank Corp.(a)	3,572	111,268

Walker & Dunlop, Inc.(a)	2,068	247,664

Washington Federal, Inc.(a)	18,236	554,921

WSFS Financial Corp.	15,604	625,252
		9,186,507

Tobacco – 0.6%

22nd Century Group, Inc.* (a)	11,280	21,545

Altria Group, Inc.	58,092	3,228,172

Philip Morris International, Inc.	50,008	5,000,800

Turning Point Brands, Inc.(a)	1,504	47,211

Universal Corp.(a)	7,520	435,032

Vector Group Ltd.(a)	29,516	375,443
		9,108,203

Trading Companies & Distributors – 0.8%

Air Lease Corp.(a)	25,568	1,029,879

Applied Industrial Technologies, Inc.(a)	2,632	275,544

Beacon Roofing Supply, Inc.* (a)	13,536	807,152

BlueLinx Holdings, Inc.* (a)	2,068	137,874

Boise Cascade Co.(a)	9,024	682,034

Custom Truck One Source, Inc.* (a)	12,220	80,285

Fastenal Co.	15,228	842,261

GATX Corp.(a)	2,632	272,122

Global Industrial Co.(a)	376	11,603

GMS, Inc.* (a)	11,468	549,891

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – (continued)

H&E Equipment Services, Inc.	3,572	$126,734

Herc Holdings, Inc.(a)	1,692	216,271

McGrath RentCorp(a)	2,256	188,286

MRC Global, Inc.*	6,768	81,148

MSC Industrial Direct Co., Inc., Class A(a)	3,384	280,398

NOW, Inc.*	23,124	252,052

Rush Enterprises, Inc., Class A(a)	8,836	449,576

SiteOne Landscape Supply, Inc.* (a)	1,504	212,109

Titan Machinery, Inc.* (a)	2,256	53,196

Triton International Ltd.(a)	16,732	1,022,158

United Rentals, Inc.* (a)	2,444	773,575

Univar Solutions, Inc.* (a)	38,540	1,122,285

Veritiv Corp.* (a)	1,504	211,372

Watsco, Inc.(a)	752	200,619

WESCO International, Inc.*	10,716	1,320,854

WW Grainger, Inc.	1,128	564,034
		11,763,312

Water Utilities – 0.1%

American States Water Co.(a)	2,632	207,033

American Water Works Co., Inc.	4,700	724,176

California Water Service Group(a)	1,504	78,012

Essential Utilities, Inc.(a)	7,708	345,010

Middlesex Water Co.(a)	564	50,168

SJW Group(a)	2,632	155,288
		1,559,687

Wireless Telecommunication Services – 0.2%

Gogo, Inc.* (a)	8,836	162,671

Shenandoah Telecommunications Co.(a)	2,256	45,571

Telephone and Data Systems, Inc.(a)	22,560	413,299

T-Mobile US, Inc.*	16,168	1,990,928

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

United States Cellular Corp.* (a)	2,068	$59,517
		2,671,986
Total Common Stocks (Cost $942,804,623)		1,487,996,130
	Number of Warrants

WARRANTS – 0.0%(c)

Oil, Gas & Consumable Fuels – 0.0%(c)

Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	143,935
	Number of Rights

RIGHTS – 0.0%(c)

Biotechnology – 0.0%(c)

Achillion Pharmaceuticals, Inc., CVR* ‡	44,344	25,720

Media – 0.0%

Media General, Inc., CVR* ‡	22,261	—

Pharmaceuticals – 0.0%(c)

Zogenix, Inc., CVR* ‡ (d)	4,675	4,675
Total Rights (Cost $0)		30,395
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 15.0%

CERTIFICATES OF DEPOSIT – 3.3%

Bank of Montreal, Chicago
(SOFR + 0.14%), 0.42%, 7/18/2022(f)	$4,000,000	4,000,000

Commonwealth Bank of Australia, New York
(SOFR + 0.47%), 0.75%, 9/9/2022(f)	5,000,000	5,002,580

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

CERTIFICATES OF DEPOSIT – (continued)

Goldman Sachs International
0.90%, 6/3/2022	$4,000,000	$3,996,800

Macquarie Bank Ltd.
(SOFR + 0.18%), 0.46%, 5/10/2022(f) (g)	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp., New York
(SOFR + 0.35%), 0.63%, 8/4/2022(f)	2,000,000	2,000,216

Mizuho Bank Ltd., New York
0.25%, 5/5/2022	7,000,000	7,000,000

Natixis SA, New York
(SOFR + 0.18%), 0.41%, 6/17/2022(f)	5,000,000	5,000,324

Skandinaviska Enskilda Banken AB, New York
(SOFR + 0.36%), 0.64%, 10/26/2022(f)	5,000,000	5,001,000

Standard Chartered, New York
(SOFR + 0.62%), 0.90%, 6/24/2022(f)	5,000,000	5,000,000

The Norinchukin Bank, New York
(SOFR + 0.45%), 0.73%, 6/10/2022(f)	5,000,000	5,000,000

Westpac Banking Corp., New York
(SOFR + 0.44%), 0.72%, 9/19/2022(f)	5,000,000	5,001,985
Total Certificates of Deposit (Cost $49,997,124)		50,002,905

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – 11.7%

BofA Securities, Inc., 0.77%, dated 4/30/2022, due 8/1/2022, repurchase price $6,011,935, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 2.25%, maturing 12/15/2023 – 8/15/2046; Common Stocks; total market value $6,110,294	$6,000,000	$6,000,000

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $10,000,150, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $10,131,747	10,000,000	10,000,000

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $41,507,640, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 –5/15/2040; total market value $41,776,223	41,506,948	41,506,948

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, New York Branch, 0.28%, dated 4/30/2022, due 5/6/2022, repurchase price $87,004,060, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.25%, maturing 4/30/2022 – 8/15/2051; total market value $88,096,211	$87,000,000	$87,000,000

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $30,000,667, collateralized by various Common Stocks; total market value $32,714,141	30,000,000	30,000,000
Total Repurchase Agreements (Cost $174,506,948)		174,506,948
Total Securities Lending Reinvestments (Cost $224,504,072)		224,509,853
Total Investments – 114.4% (Cost $1,167,329,812)		1,712,680,313

Liabilities in excess of other assets – (14.4%)		(215,691,172)
NET ASSETS – 100.0%		$1,496,989,141

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $273,615,671, collateralized in the form of cash with a value of $224,498,570 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $60,128,129 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $4,193,706 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from

0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $288,820,405.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $4,675, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $224,509,853.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

SOFR – Secured Overnight Financing Rate

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$587,097,554
Aggregate gross unrealized depreciation	(42,102,705)
Net unrealized appreciation	$544,994,849
Federal income tax cost	$1,167,352,369

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended April 30, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares April 30, 2022	Value April 30, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$902,375	$21,407	$154,600	6,204	$639,322	$(163,655)	$9,423	$33,795

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
Russell 2000 Emini Index	17	06/17/2022	USD	$1,582,105	$(91,182)
S&P 500 E-Mini Index	24	06/17/2022	USD	4,953,000	(200,426)
S&P Midcap 400 E-Mini Index	6	06/17/2022	USD	1,497,060	(41,487)
					$(333,095)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	15.0
Others(1)	(14.4)
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Aerospace & Defense – 1.2%

Airbus SE	9,933	$1,105,934

Austal Ltd.(a)	130,462	187,280

Babcock International Group plc*	187,867	722,697

BAE Systems plc	75,293	699,525

Bombardier, Inc., Class B*	34,672	34,182

CAE, Inc.*	4,836	115,598

Chemring Group plc	8,536	37,670

Dassault Aviation SA	550	92,952

Elbit Systems Ltd.	412	89,797

Hensoldt AG	13,846	387,812

INVISIO AB*	2,552	45,550

Kongsberg Gruppen ASA	1,540	67,111

Leonardo SpA*	12,056	124,946

LISI	880	19,960

Meggitt plc*	15,738	153,133

Montana Aerospace AG* (b)	1,496	22,995

MTU Aero Engines AG*	774	158,121

QinetiQ Group plc	223,471	959,542

Rheinmetall AG	1,118	253,342

Rolls-Royce Holdings plc*	144,007	150,589

Saab AB, Class B	2,493	106,610

Safran SA	5,676	617,831

Senior plc*	31,416	50,487

Singapore Technologies Engineering Ltd.	17,900	53,146

Thales SA	1,677	215,836

Ultra Electronics Holdings plc	1,232	50,487
		6,523,133

Air Freight & Logistics – 0.7%

bpost SA* (a)	32,637	200,557

Cargojet, Inc.	352	41,338

Cia de Distribucion Integral Logista Holdings SA(a)	23,048	425,260

Deutsche Post AG (Registered)	16,297	703,518

DSV A/S	3,354	556,519

Freightways Ltd.	6,248	49,799

ID Logistics Group*	81	25,977

Kerry Logistics Network Ltd.	18,500	42,724

Investments	Shares	Value

Air Freight & Logistics – (continued)

Kintetsu World Express, Inc.	1,900	$45,535

Konoike Transport Co. Ltd.	14,900	132,715

Mainfreight Ltd.(a)	1,892	99,837

Oesterreichische Post AG* (a)	11,438	370,442

PostNL NV(a)	178,364	588,580

Royal Mail plc	14,455	62,539

SG Holdings Co. Ltd.	8,800	155,745

Singapore Post Ltd.	101,200	52,399

Yamato Holdings Co. Ltd.(a)	6,200	117,004
		3,670,488

Airlines – 0.2%

Air Canada*	5,192	91,405

Air France-KLM* (a)	20,064	83,692

Air New Zealand Ltd.* (a)	11,968	6,875

ANA Holdings, Inc.*	2,400	45,449

Deutsche Lufthansa AG (Registered)*	11,748	88,651

easyJet plc*	14,080	99,170

Exchange Income Corp.(a)	13,416	435,111

Finnair OYJ* (a)	82,324	40,870

Japan Airlines Co. Ltd.*	2,800	46,487

JET2 plc*	2,813	43,811

Qantas Airways Ltd.*	22,968	91,404

Singapore Airlines Ltd.*	16,799	66,909

Wizz Air Holdings plc* (b)	728	29,020
		1,168,854

Auto Components – 1.2%

Aisin Corp.	4,500	131,291

ARB Corp. Ltd.	997	28,412

Brembo SpA(a)	3,647	36,935

Bridgestone Corp.	14,400	529,830

Burelle SA	132	74,918

CIE Automotive SA	1,716	38,016

Cie Generale des Etablissements Michelin SCA(a)	4,214	529,244

Cie Plastic Omnium SA(a)	720	11,819

Continental AG*	1,935	134,768

Denso Corp.	8,500	522,032

Dometic Group AB(a) (c)	5,962	51,978

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

ElringKlinger AG*	11,880	$100,137

Exedy Corp.	12,900	154,529

Faurecia SE(a)	3,967	88,218

FCC Co. Ltd.	12,900	129,538

Gestamp Automocion SA(a)(b)	64,027	210,606

G-Tekt Corp.	10,700	103,482

GUD Holdings Ltd.(a)	6,543	59,703

Hella GmbH & Co. KGaA	660	41,811

HI-LEX Corp.(a)	8,800	77,703

Johnson Electric Holdings Ltd.(a)	151,778	173,518

JTEKT Corp.	6,700	46,904

Koito Manufacturing Co. Ltd.	2,500	92,332

KYB Corp.	8,600	195,551

Linamar Corp.(a)	1,584	63,060

Magna International, Inc.	6,665	403,743

Musashi Seimitsu Industry Co. Ltd.(a)	17,200	176,434

NGK Spark Plug Co. Ltd.	2,700	41,659

NHK Spring Co. Ltd.(a)	2,900	18,847

Nifco, Inc.	2,400	50,645

Nippon Seiki Co. Ltd.	17,200	124,924

NOK Corp.	200	1,715

Nokian Renkaat OYJ	2,552	34,662

Pacific Industrial Co. Ltd.	24,400	189,648

Piolax, Inc.	12,900	151,044

Pirelli & C SpA(b)	9,548	47,825

Schaeffler AG (Preference)	58,050	313,548

Shoei Co. Ltd.	2,200	81,931

Stanley Electric Co. Ltd.(a)	3,800	65,817

Sumitomo Electric Industries Ltd.	17,200	185,661

Sumitomo Riko Co. Ltd.	12,400	53,214

Sumitomo Rubber Industries Ltd.(a)	4,900	42,586

TI Fluid Systems plc(b)	7,392	15,072

Tokai Rika Co. Ltd.	19,600	207,255

Topre Corp.(a)	17,200	146,962

Toyo Tire Corp.	4,600	52,938

Toyoda Gosei Co. Ltd.	2,000	29,345

Toyota Boshoku Corp.	2,700	43,368

TS Tech Co. Ltd.	4,800	50,460

Valeo	3,080	56,878

Investments	Shares	Value

Auto Components – (continued)

Vitesco Technologies Group AG*	8,471	$344,412

Yokohama Rubber Co. Ltd. (The)	3,600	48,293
		6,605,221

Automobiles – 2.1%

Aston Martin Lagonda Global Holdings plc* (a) (b)	578	6,193

Bayerische Motoren Werke AG	7,181	594,760

Bayerische Motoren Werke AG (Preference)	1,012	75,427

Ferrari NV	1,978	423,598

Honda Motor Co. Ltd.	38,700	1,021,267

Isuzu Motors Ltd.	12,900	151,044

Mazda Motor Corp.	17,300	124,048

Mercedes-Benz Group AG*	18,920	1,339,293

Mitsubishi Motors Corp.*	900	2,271

Nissan Motor Co. Ltd.*	56,300	224,661

PIERER Mobility AG(a)	440	36,491

Porsche Automobil Holding SE (Preference)	3,182	267,004

Renault SA*	3,344	83,167

Stellantis NV	50,936	698,244

Subaru Corp.(a)	13,300	201,101

Suzuki Motor Corp.	11,900	358,947

Toyota Motor Corp.	292,400	5,045,232

Trigano SA	352	45,972

Volkswagen AG (Preference)	4,214	662,122

Volvo Car AB, Class B* (a)	5,984	44,605

Yamaha Motor Co. Ltd.	6,900	143,262
		11,548,709

Banks – 9.7%

77 Bank Ltd. (The)	30,100	375,205

ABN AMRO Bank NV, CVA(a) (b)	9,020	114,140

AIB Group plc	18,788	41,266

Aktia Bank OYJ	5,368	54,761

AMCO – Asset Management Co. SpA*	239	987

Aozora Bank Ltd.	2,900	58,287

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Australia & New Zealand Banking Group Ltd.(a)	64,500	$1,251,348

Awa Bank Ltd. (The)(a)	17,200	285,162

Banca Monte dei Paschi di Siena SpA* (a)	133,386	113,276

Banca Popolare di Sondrio SpA(a)	33,798	135,561

Banco Bilbao Vizcaya Argentaria SA	151,145	806,660

Banco BPM SpA(a)	32,208	102,851

Banco Comercial Portugues SA, Class R* (a)	379,192	59,204

Banco de Sabadell SA	174,838	137,227

Banco Espirito Santo SA (Registered)* ‡	48,647	—

Banco Santander SA(a)	383,646	1,139,915

Bank Hapoalim BM	20,597	192,191

Bank Leumi Le-Israel BM	32,551	343,867

Bank Millennium SA*	25,740	29,205

Bank of East Asia Ltd. (The)(a)	54,378	80,810

Bank of Ireland Group plc*	18,662	114,187

Bank of Kyoto Ltd. (The)	1,600	69,898

Bank of Montreal(a)	14,534	1,548,982

Bank of Nova Scotia (The)(a)	27,821	1,770,853

Bank of Queensland Ltd.(a)	13,492	77,951

Bank Polska Kasa Opieki SA	4,004	88,424

Bankinter SA(a)	20,797	123,565

Banque Cantonale de Geneve	731	124,262

Banque Cantonale Vaudoise (Registered)(a)	701	59,762

Barclays plc	352,299	655,506

BAWAG Group AG* (b)	2,156	103,989

Bendigo & Adelaide Bank Ltd.(a)	9,421	71,302

Berner Kantonalbank AG (Registered)	1,548	357,237

BNP Paribas SA(a)	25,757	1,350,602

BPER Banca(a)	40,348	68,317

CaixaBank SA	100,922	328,771

Canadian Imperial Bank of Commerce	10,406	1,156,340

Canadian Western Bank	3,124	79,221

Investments	Shares	Value

Banks – (continued)

Chiba Bank Ltd. (The)	17,400	$100,591

Chugoku Bank Ltd. (The)(a)	73,100	539,392

Close Brothers Group plc	1,760	24,527

Commerzbank AG*	21,801	144,480

Commonwealth Bank of Australia(a)	27,176	2,006,195

Concordia Financial Group Ltd.(a)	32,321	117,749

Credit Agricole SA(a)	29,498	322,890

Credito Emiliano SpA	29,455	181,159

Dah Sing Banking Group Ltd.	156,640	132,561

Dah Sing Financial Holdings Ltd.	68,800	202,117

Daishi Hokuetsu Financial Group, Inc.(a)	17,200	334,548

Danske Bank A/S	13,717	212,234

DBS Group Holdings Ltd.	42,156	1,035,507

DNB Bank ASA(a)	15,910	313,792

Erste Group Bank AG	7,740	242,183

FIBI Holdings Ltd.	1,100	51,880

FinecoBank Banca Fineco SpA	11,567	162,600

First International Bank of Israel Ltd. (The)	1,144	48,375

Fukuoka Financial Group, Inc.	2,800	51,306

Graubuendner Kantonalbank	7	11,647

Gunma Bank Ltd. (The)(a)	146,200	420,906

Hachijuni Bank Ltd. (The)	3,200	10,571

Hang Seng Bank Ltd.	12,900	229,355

Heartland Group Holdings Ltd.(a)	50,556	75,471

Hirogin Holdings, Inc.	5,200	25,767

Hokuhoku Financial Group, Inc.	51,300	348,441

HSBC Holdings plc	467,496	2,942,336

Hyakugo Bank Ltd. (The)(a)	94,600	251,176

ING Bank Slaski SA	748	33,206

ING Groep NV(a)	86,774	833,034

Intesa Sanpaolo SpA	379,346	782,294

Israel Discount Bank Ltd., Class A	31,322	186,533

Iyo Bank Ltd. (The)(a)	124,600	606,843

Jyske Bank A/S (Registered)*	1,292	72,485

KBC Ancora	352	14,386

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

KBC Group NV	5,805	$398,181

Kiyo Bank Ltd. (The)	28,000	308,830

Kyushu Financial Group, Inc.(a)	166,600	511,785

Laurentian Bank of Canada(a)	15,523	474,538

Liechtensteinische Landesbank AG	3,698	206,492

Lloyds Banking Group plc	1,583,174	911,945

Luzerner Kantonalbank AG (Registered)	16	6,849

Mebuki Financial Group, Inc.	28,010	56,643

Mediobanca Banca di Credito Finanziario SpA(a)	14,448	146,505

Mitsubishi UFJ Financial Group, Inc.	292,400	1,702,357

Mizrahi Tefahot Bank Ltd.	3,121	116,283

Mizuho Financial Group, Inc.	55,929	681,413

Nanto Bank Ltd. (The)(a)	12,946	203,443

National Australia Bank Ltd.(a)	53,578	1,242,394

National Bank of Canada	8,084	567,502

NatWest Group plc	74,949	205,135

Nishi-Nippon Financial Holdings, Inc.	55,900	337,833

Nordea Bank Abp	57,061	576,941

North Pacific Bank Ltd.(a)	98,900	188,548

Ogaki Kyoritsu Bank Ltd. (The)(a)	14,100	207,430

Oversea-Chinese Banking Corp. Ltd.	90,370	810,837

Pareto Bank ASA	16,280	95,584

Powszechna Kasa Oszczednosci Bank Polski SA*	11,308	83,607

Raiffeisen Bank International AG(a)	4,224	48,928

Resona Holdings, Inc.	58,900	256,812

Ringkjoebing Landbobank A/S	704	87,060

Royal Bank of Canada	32,680	3,317,734

San-In Godo Bank Ltd. (The)	55,900	278,723

Santander Bank Polska SA	836	50,978

Shiga Bank Ltd. (The)(a)	18,200	344,024

Shinsei Bank Ltd.	2,600	45,715

Shizuoka Bank Ltd. (The)	17,200	111,649

Investments	Shares	Value

Banks – (continued)

Skandinaviska Enskilda Banken AB, Class A	28,122	$320,320

Skandinaviska Enskilda Banken AB, Class C(a)	684	8,423

Societe Generale SA	17,157	419,372

Spar Nord Bank A/S	30,229	386,688

SpareBank 1 Nord Norge	39,302	421,430

Sparebank 1 Oestlandet	1,329	19,629

SpareBank 1 SMN	3,103	44,031

SpareBank 1 Sorost-Norge(a)	16,236	101,425

SpareBank 1 SR-Bank ASA	4,796	61,774

Sparebanken More	13,545	116,658

Sparebanken Vest	36,722	388,641

St Galler Kantonalbank AG (Registered)	110	53,377

Standard Chartered plc	57,362	397,395

Sumitomo Mitsui Financial Group, Inc.	32,300	976,030

Sumitomo Mitsui Trust Holdings, Inc.	8,600	267,572

Suruga Bank Ltd.(a)	73,900	232,720

Svenska Handelsbanken AB, Class A	26,187	267,342

Svenska Handelsbanken AB, Class B(a)	908	10,329

Swedbank AB, Class A	13,502	216,386

Sydbank A/S	23,134	803,143

TBC Bank Group plc	15,308	242,546

Toronto-Dominion Bank (The)	41,409	3,006,409

Unicaja Banco SA(b)	453,865	431,403

UniCredit SpA	48,633	456,874

United Overseas Bank Ltd.	36,626	795,433

Valiant Holding AG (Registered)	5,547	558,900

Virgin Money UK plc	41,844	91,858

Walliser Kantonalbank (Registered)	485	55,213

Westpac Banking Corp.(a)	54,309	921,255

Yamaguchi Financial Group, Inc.	94,600	520,607

Zuger Kantonalbank AG	10	75,413
		53,790,923

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – 1.1%

Anheuser-Busch InBev SA/NV(a)	14,147	$826,811

Asahi Group Holdings Ltd.	11,400	427,896

Britvic plc	3,520	37,874

Budweiser Brewing Co. APAC Ltd.(a) (b)	39,600	99,831

C&C Group plc* (a)	23,522	61,722

Carlsberg A/S, Class B	1,677	216,043

Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	37,796

Coca-Cola Europacific Partners plc	3,408	170,230

Coca-Cola HBC AG*	4,000	82,235

Davide Campari-Milano NV	10,340	117,645

Diageo plc	38,270	1,930,808

Fevertree Drinks plc	2,199	50,109

Heineken Holding NV	1,496	117,892

Heineken NV	3,569	351,662

Ito En Ltd.(a)	800	32,973

Kirin Holdings Co. Ltd.	12,938	189,786

Olvi OYJ, Class A	1,452	48,328

Pernod Ricard SA	3,354	699,345

Primo Water Corp.	9,245	135,921

Remy Cointreau SA	396	79,166

Royal Unibrew A/S	836	72,819

Sapporo Holdings Ltd.	1,800	37,512

Suntory Beverage & Food Ltd.	1,800	71,272

Takara Holdings, Inc.	4,200	35,529

Treasury Wine Estates Ltd.	8,668	69,422
		6,000,627

Biotechnology – 0.6%

Abcam plc*	4,545	71,328

Argenx SE*	903	260,923

Bavarian Nordic A/S* (a)	3,916	75,473

BioGaia AB, Class B	1,134	71,444

Clinuvel Pharmaceuticals Ltd.(a)	1,368	16,099

CSL Ltd.	7,697	1,494,916

Galapagos NV*	924	54,587

Genmab A/S*	989	351,346

Genus plc	1,232	38,917

GNI Group Ltd.* (a)	4,400	39,055

Investments	Shares	Value

Biotechnology – (continued)

Grifols SA(a)	3,564	$60,158

Grifols SA (Preference), Class B	5,680	62,558

HEALIOS KK*	1,100	6,334

Idorsia Ltd.* (a)	3,564	61,502

Imugene Ltd.* (a)	171,556	26,822

Mesoblast Ltd.* (a)	44,748	34,185

MorphoSys AG*	2,816	60,306

Oxford Biomedica plc*	44	315

Pacific Edge Ltd.* (a)	60,412	35,289

PeptiDream, Inc.*	2,500	40,560

Pharma Mar SA* (a)	414	31,874

PureTech Health plc*	5,168	11,199

SanBio Co. Ltd.* (a)	2,200	18,882

Takara Bio, Inc.	400	6,471

Telix Pharmaceuticals Ltd.*	14,168	46,416

Valneva SE* (a)	4,620	60,290

Vitrolife AB	880	22,950
		3,060,199

Building Products – 1.0%

AGC, Inc.	5,200	196,264

Aica Kogyo Co. Ltd.	1,500	34,791

Arbonia AG	2,156	38,649

Assa Abloy AB, Class B(a)	15,566	398,951

Belimo Holding AG (Registered)	132	66,024

Bunka Shutter Co. Ltd.(a)	23,200	174,770

Carel Industries SpA(a) (b)	2,464	59,916

Central Glass Co. Ltd.	13,100	241,758

Cie de Saint-Gobain	11,696	695,039

Daikin Industries Ltd.	4,900	758,108

dormakaba Holding AG	44	20,625

Fletcher Building Ltd.	17,649	70,907

Geberit AG (Registered)	559	322,506

Genuit Group plc	15,664	88,891

GWA Group Ltd.(a)	17,760	28,776

Inrom Construction Industries Ltd.	8,932	38,652

Inwido AB	4,884	68,123

James Halstead plc	9,372	29,181

Kingspan Group plc	2,581	242,495

Lindab International AB	2,244	52,976

Lixil Corp.	6,000	106,236

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Building Products – (continued)

Munters Group AB(b)	10,384	$62,876

Nibe Industrier AB, Class B	24,897	247,715

Nichias Corp.	800	14,455

Nichiha Corp.	12,900	234,084

Nitto Boseki Co. Ltd.	1,900	37,073

Noritz Corp.(a)	17,200	199,932

Reliance Worldwide Corp. Ltd.	13,860	39,004

ROCKWOOL International A/S, Class A	88	24,561

ROCKWOOL International A/S, Class B	174	49,205

Sanwa Holdings Corp.	5,400	49,515

Schweiter Technologies AG	56	56,943

Sekisui Jushi Corp.	14,100	193,391

Steico SE	396	40,105

Takara Standard Co. Ltd.	19,376	194,568

Takasago Thermal Engineering Co. Ltd.(a)	21,500	281,943

TOTO Ltd.	3,000	101,536

Tyman plc	17,160	59,462

Uponor OYJ	2,112	37,409

Volution Group plc	7,524	38,872
		5,696,287

Capital Markets – 3.2%

3i Group plc	22,016	366,244

ABG Sundal Collier Holding ASA	145,813	111,748

Abrdn plc	27,500	65,358

AJ Bell plc	11,352	35,574

Allfunds Group plc	4,048	34,975

Alpha FX Group plc(b)	1,804	46,657

Amundi SA(b)	880	53,566

Anima Holding SpA(b)	105,264	519,706

Ashmore Group plc	9,588	26,820

ASX Ltd.	2,752	169,501

AURELIUS Equity Opportunities SE & Co. KGaA	2,464	66,337

Avanza Bank Holding AB	2,704	69,468

Azimut Holding SpA	3,740	80,449

Banca Generali SpA(a)	1,397	46,748

Brederode SA*	80	10,279

Investments	Shares	Value

Capital Markets – (continued)

Brewin Dolphin Holdings plc	17,746	$114,297

Brookfield Asset Management, Inc., Class A	23,822	1,194,383

Bure Equity AB	968	23,208

Canaccord Genuity Group, Inc.	34,701	306,812

CI Financial Corp.	5,304	69,514

Cie Financiere Tradition SA	572	64,528

CMC Markets plc(a) (b)	47,257	172,060

Credit Suisse Group AG (Registered)	54,137	374,690

Daiwa Securities Group, Inc.	38,700	189,975

Deutsche Bank AG (Registered)*	44,634	453,256

Deutsche Boerse AG	2,924	512,673

EFG International AG*	27,262	208,120

EQT AB	4,988	144,852

Euronext NV(b)	1,462	118,174

Fairfax India Holdings Corp.* (a) (b)	35,045	421,241

flatexDEGIRO AG*	4,400	76,241

Flow Traders(b)	11,825	385,471

Gimv NV	7,697	443,349

Haitong International Securities Group Ltd.(a)	860,000	137,010

Hargreaves Lansdown plc	5,061	58,280

Hong Kong Exchanges & Clearing Ltd.	19,858	854,946

HUB24 Ltd.(a)	4,532	77,650

IG Group Holdings plc	8,448	86,496

IGM Financial, Inc.(a)	2,200	70,077

Impax Asset Management Group plc	4,224	46,191

Insignia Financial Ltd.(a)	26,488	65,130

IntegraFin Holdings plc(b)	5,764	26,081

Intermediate Capital Group plc	5,280	102,584

Investec plc	16,636	98,814

IP Group plc	82,720	86,615

JAFCO Group Co. Ltd.	900	10,927

Japan Exchange Group, Inc.	8,600	129,538

JTC plc(b)	5,016	49,184

Julius Baer Group Ltd.	4,902	238,724

Jupiter Fund Management plc	199,821	447,060

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Leonteq AG	616	$42,457

Liontrust Asset Management plc	2,508	36,841

London Stock Exchange Group plc	4,945	491,461

Macquarie Group Ltd.	5,848	860,184

Magellan Financial Group Ltd.(a)	2,640	30,599

Man Group plc	44,849	132,324

Molten Ventures plc*	53,148	462,420

Ninety One plc	26,268	87,659

Nomura Holdings, Inc.	72,600	280,179

Nordnet AB publ(a)	2,420	42,527

Okasan Securities Group, Inc.(a)	81,100	218,462

Onex Corp.	880	53,149

Partners Group Holding AG	387	417,640

Pendal Group Ltd.(a)	6,964	26,279

Perpetual Ltd.(a)	3,971	93,098

Platinum Asset Management Ltd.(a)	37,488	50,085

Polar Capital Holdings plc	6,468	45,232

Quilter plc(b)	55,748	92,249

Rathbones Group plc	21,844	575,928

Ratos AB, Class B(a)	8,448	43,752

Rothschild & Co.	1,452	57,442

Sanne Group plc*	9,329	106,233

SBI Holdings, Inc.	4,800	107,922

Schroders plc	1,980	70,599

Schroders plc (Non-Voting)	96	2,851

Singapore Exchange Ltd.	16,400	116,269

Sprott, Inc.	1,056	48,882

St James’s Place plc	8,514	138,748

Swissquote Group Holding SA (Registered)	660	109,541

Tamburi Investment Partners SpA	10,560	97,143

Tikehau Capital SCA(a)	1,672	38,717

TMX Group Ltd.	836	85,553

Tokai Tokyo Financial Holdings, Inc.	94,600	282,573

TP ICAP Group plc	267,503	442,650

UBS Group AG (Registered)	84,667	1,458,001

Investments	Shares	Value

Capital Markets – (continued)

UOB-Kay Hian Holdings Ltd.	124,700	$147,195

Value Partners Group Ltd.(a)	352,000	135,037

Van Lanschot Kempen NV, CVA(a)	14,448	379,524

VNV Global AB*	31,562	132,973

Vontobel Holding AG (Registered)(a)	339	25,006

VZ Holding AG	285	21,346

Warsaw Stock Exchange	7,260	63,412

WealthNavi, Inc.* (a)	2,400	31,991

X-Trade Brokers Dom Maklerski SA* (b)	17,952	83,336
		17,827,050

Chemicals – 3.1%

ADEKA Corp.(a)	2,300	44,417

Air Liquide SA(a)	7,740	1,350,053

Air Water, Inc.	6,000	79,701

Akzo Nobel NV(a)	3,268	286,494

Arkema SA	1,677	193,103

Asahi Kasei Corp.	34,400	284,498

BASF SE*	20,898	1,111,356

Borregaard ASA	1,692	32,690

C Uyemura & Co. Ltd.	4,300	199,467

Calix Ltd.* (a)	9,988	62,462

Chr Hansen Holding A/S	1,584	124,226

Ciech SA	9,548	85,161

Clariant AG (Registered)* (a)	2,836	49,027

Corbion NV	1,352	47,153

Covestro AG(b)	3,913	170,446

Croda International plc	2,494	244,360

Daicel Corp.	8,900	54,474

Denka Co. Ltd.	1,400	37,604

DIC Corp.	2,899	55,380

Elementis plc*	41,976	64,242

Elkem ASA(b)	7	30

EMS-Chemie Holding AG (Registered)(a)	129	116,487

Essentra plc	16,940	66,888

Evonik Industries AG	4,160	109,759

FUCHS PETROLUB SE	55	1,468

FUCHS PETROLUB SE (Preference)	1,182	37,508

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Fujimori Kogyo Co. Ltd.	7,100	$196,735

Fuso Chemical Co. Ltd.	1,100	32,603

Givaudan SA (Registered)	129	517,648

Hexpol AB(a)	5,784	50,349

ICL Group Ltd.	9,848	108,690

Incitec Pivot Ltd.	36,784	100,903

Israel Corp. Ltd. (The)*	104	59,601

JCU Corp.(a)	1,400	35,875

Johnson Matthey plc	5,160	144,144

JSR Corp.	3,100	85,061

K+S AG (Registered)*	5,203	176,688

Kaneka Corp.	1,300	34,968

Kansai Paint Co. Ltd.	5,300	73,675

Kemira OYJ(a)	2,992	39,455

KH Neochem Co. Ltd.	2,200	41,959

Koninklijke DSM NV	2,855	483,708

Konishi Co. Ltd.	12,900	152,239

Kumiai Chemical Industry Co. Ltd.(a)	8,000	54,276

Kuraray Co. Ltd.	6,700	53,885

Kureha Corp.	6,400	483,606

LANXESS AG	2,156	84,360

Lenzing AG	132	12,143

Lintec Corp.	1,800	33,622

Methanex Corp.	1,290	64,992

Mitsubishi Chemical Holdings Corp.	35,100	214,837

Mitsubishi Gas Chemical Co., Inc.	6,200	90,875

Mitsui Chemicals, Inc.	5,500	126,293

NanoXplore, Inc.*	8,536	21,439

Nihon Parkerizing Co. Ltd.	40,600	288,612

Nippon Kayaku Co. Ltd.(a)	3,700	32,385

Nippon Paint Holdings Co. Ltd.	21,500	172,418

Nippon Sanso Holdings Corp.	2,800	50,506

Nippon Shokubai Co. Ltd.	400	16,178

Nippon Soda Co. Ltd.	10,339	273,717

Nissan Chemical Corp.	2,900	154,670

Nitto Denko Corp.	2,800	189,102

NOF Corp.	1,200	45,199

Novozymes A/S, Class B	3,741	262,193

Nufarm Ltd.	23,520	107,808

Investments	Shares	Value

Chemicals – (continued)

Nutrien Ltd.	12,599	$1,244,472

OCI NV*	1,318	50,500

Okamoto Industries, Inc.(a)	6,100	180,326

Orica Ltd.(a)	4,722	55,268

Osaka Organic Chemical Industry Ltd.	1,400	30,516

Osaka Soda Co. Ltd.(a)	9,200	227,231

Palram Industries 1990 Ltd.	3,652	51,028

Re:NewCell AB* (a)	1,804	21,552

Recticel SA	2,200	48,507

Robertet SA	44	40,987

Sakata INX Corp.(a)	17,200	130,633

Sanyo Chemical Industries Ltd.(a)	5,900	226,783

Shikoku Chemicals Corp.	16,100	161,298

Shin-Etsu Chemical Co. Ltd.	6,500	902,304

Shin-Etsu Polymer Co. Ltd.	13,400	106,116

Showa Denko KK	4,200	81,919

Sika AG (Registered)	2,365	733,390

SOL SpA	3,009	53,139

Solvay SA	1,548	147,890

Sumitomo Chemical Co. Ltd.	37,400	159,057

Symrise AG	2,236	267,614

Synthomer plc	9,988	38,322

T Hasegawa Co. Ltd.	900	17,610

Taiyo Holdings Co. Ltd.	1,800	43,277

Teijin Ltd.(a)	3,000	32,140

Tenma Corp.	1,300	22,195

Tessenderlo Group SA*	4,343	153,256

Toagosei Co. Ltd.	5,300	43,730

Tokai Carbon Co. Ltd.	6,600	54,813

Tokuyama Corp.(a)	25,800	345,102

Tokyo Ohka Kogyo Co. Ltd.	700	38,577

Toray Industries, Inc.	38,700	184,867

Tosoh Corp.	7,800	108,006

Toyo Gosei Co. Ltd.	300	22,623

Toyo Ink SC Holdings Co. Ltd.	1,600	23,896

Toyobo Co. Ltd.	34,400	283,038

Treatt plc	3,432	45,588

Turpaz Industries Ltd.	9,724	64,719

UBE Corp.	3,900	60,685

Umicore SA(a)	3,182	123,969

Victrex plc	1,452	33,324

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Wacker Chemie AG	256	$41,091

Yara International ASA	3,354	173,054

Zeon Corp.	3,600	38,401
		16,988,684

Commercial Services & Supplies – 1.2%

Befesa SA(b)	2,236	140,117

Biffa plc(b)	15,576	68,210

Big Technologies plc*	11,924	35,929

Bilfinger SE*	10,492	427,910

Boyd Group Services, Inc.	208	25,877

Brambles Ltd.	25,069	187,951

Bravida Holding AB* (b)	4,312	44,646

Caverion OYJ(a)	8,888	43,788

Cewe Stiftung & Co. KGAA	308	28,236

Cleanaway Waste Management Ltd.(a)	35,024	79,647

Clipper Logistics plc	5,236	56,535

Coor Service Management Holding AB(b)	6,692	61,191

Dai Nippon Printing Co. Ltd.	5,700	119,623

Daiseki Co. Ltd.	1,499	54,321

Derichebourg SA	33,368	305,726

Downer EDI Ltd.	9,548	37,726

Duskin Co. Ltd.	3,700	79,135

Elis SA*	12	174

Elis SA – XLON*	4,520	65,565

GFL Environmental, Inc.(a)	1,760	53,294

HomeServe plc	3,784	46,700

Intrum AB*	2,464	60,132

ISS A/S*	2,508	41,952

Lassila & Tikanoja OYJ	960	10,350

Loomis AB	2,271	57,185

Marlowe plc*	4,092	42,127

Matsuda Sangyo Co. Ltd.	6,900	122,598

Mitie Group plc	492,909	335,415

Mitsubishi Pencil Co. Ltd.	1,800	17,436

Nippon Kanzai Co. Ltd.	1,300	27,995

Okamura Corp.	31,900	294,969

Park24 Co. Ltd.*	2,200	31,567

Pilot Corp.	1,700	68,887

Prestige International, Inc.	4,000	19,296

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Prosegur Cash SA(a) (b)	163,760	$121,622

Prosegur Cia de Seguridad SA	80,969	169,043

Raksul, Inc.* (a)	1,600	33,751

Rentokil Initial plc	31,476	217,350

Restore plc	7,172	40,070

Ritchie Bros Auctioneers, Inc.	2,193	121,417

Sato Holdings Corp.	1,100	15,206

Sdiptech AB, Class B*	1,056	37,373

Secom Co. Ltd.	3,800	269,074

Securitas AB, Class B(a)	7,047	84,154

Serco Group plc	441,395	842,895

SG Fleet Group Ltd.	60,588	106,350

Smart Metering Systems plc	5,165	53,498

Societe BIC SA	8,729	523,052

Sohgo Security Services Co. Ltd.	1,900	53,087

SPIE SA	2,992	71,209

TOMRA Systems ASA(a)	1,936	77,469

TOPPAN, Inc.	8,600	142,847

Veridis Environment Ltd.	18,963	225,294

Waste Connections, Inc.	4,429	614,179
		6,911,150

Communications Equipment – 0.3%

AudioCodes Ltd.	1,936	45,591

BATM Advanced Communications Ltd.	10,755	6,218

Gilat Satellite Networks Ltd.*	7,568	55,782

Nokia OYJ*	88,107	452,706

Spirent Communications plc	42,656	123,818

Telefonaktiebolaget LM Ericsson, Class A(a)	3,789	32,190

Telefonaktiebolaget LM Ericsson, Class B	43,774	354,676

VTech Holdings Ltd.(a)	64,500	458,298
		1,529,279

Construction & Engineering – 2.0%

Ackermans & van Haaren NV	454	81,613

ACS Actividades de Construccion y Servicios SA(a)	6,798	176,348

Aecon Group, Inc.(a)	20,812	243,774

AF Gruppen ASA	704	14,297

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Arcadis NV	1,848	$77,826

Ashtrom Group Ltd.	1,861	52,362

Badger Infrastructure Solutions Ltd.(a)	2,812	65,457

Balfour Beatty plc	246,992	752,919

Boskalis Westminster	218	7,612

Bouygues SA	4,085	141,566

Chudenko Corp.	12,900	208,097

Cie d’Entreprises CFE	352	46,492

COMSYS Holdings Corp.	4,300	89,843

Daiho Corp.	4,300	148,024

Eiffage SA	1,720	171,363

Elco Ltd.	231	17,974

Elecnor SA	12,556	149,017

Electra Ltd.	15	10,325

EXEO Group, Inc.	3,900	65,231

Fasadgruppen Group AB	2,508	40,155

Ferrovial SA	7,181	186,284

Fomento de Construcciones y Contratas SA	3,843	44,190

Fugro NV* (a)	7,040	87,191

GOLD FIN HLDG* ‡	89,827	—

Hazama Ando Corp.	71,200	496,795

HOCHTIEF AG	442	27,110

Instalco AB(b)	7,260	45,228

JGC Holdings Corp.	5,400	61,477

Johns Lyng Group Ltd.	7,568	48,027

Kajima Corp.	12,700	142,135

Kandenko Co. Ltd.	37,400	237,863

Keller Group plc	25,069	266,271

Kinden Corp.	2,300	27,303

Kumagai Gumi Co. Ltd.	13,700	287,302

Kyudenko Corp.	2,100	47,718

Maire Tecnimont SpA(a)	12,452	36,939

Mirait Holdings Corp.	2,300	32,398

Monadelphous Group Ltd.(a)	7,216	54,614

Morgan Sindall Group plc	15,781	430,934

NCC AB, Class B	246	3,080

Nippon Densetsu Kogyo Co. Ltd.	18,900	235,739

Nippon Road Co. Ltd. (The)(a)	2,500	139,511

Investments	Shares	Value

Construction & Engineering – (continued)

Nishimatsu Construction Co. Ltd.	17,000	$501,891

NRW Holdings Ltd.(a)	178,278	247,052

Obayashi Corp.	17,300	119,642

Okumura Corp.	14,400	340,105

Peab AB, Class B(a)	3,999	38,608

Penta-Ocean Construction Co. Ltd.	1,500	7,375

Raito Kogyo Co. Ltd.	20,400	305,780

Raiznext Corp.	8,800	73,084

Sacyr SA – BATE(a)	120,877	329,255

Sanki Engineering Co. Ltd.	18,800	213,161

Shapir Engineering and Industry Ltd.	2,525	23,780

Shikun & Binui Ltd.*	3,396	20,204

Shimizu Corp.	17,800	93,836

SHO-BOND Holdings Co. Ltd.	1,200	50,756

Skanska AB, Class B	6,794	131,498

SNC-Lavalin Group, Inc.(a)	2,068	46,229

Sumitomo Densetsu Co. Ltd.	6,400	109,861

Sumitomo Mitsui Construction Co. Ltd.	66,140	215,430

Sweco AB, Class B	4,708	67,159

Taikisha Ltd.	13,300	329,523

Taisei Corp.	4,800	130,596

Takamatsu Construction Group Co. Ltd.	8,700	145,851

Tess Holdings Co. Ltd.(a)	2,000	21,689

Toda Corp.	5,200	29,941

Toenec Corp.	2,900	74,425

Tokyu Construction Co. Ltd.(a)	35,200	164,100

Totetsu Kogyo Co. Ltd.(a)	10,400	188,077

Veidekke ASA	3,088	40,437

Vestum AB*	21,560	63,106

Vinci SA	8,213	804,394

Webuild SpA(a)	146,630	251,367

WSP Global, Inc.	1,183	138,678

YIT OYJ(a)	66,855	271,253

Yokogawa Bridge Holdings Corp.(a)	15,400	226,317
		11,312,864

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – 0.6%

Adbri Ltd.(a)	22,176	$46,333

Boral Ltd.(a)	3,476	8,819

Breedon Group plc	81,796	81,334

Brickworks Ltd.	3,147	53,160

Buzzi Unicem SpA	3,148	58,947

Cementir Holding NV	18,963	132,833

CRH plc(a)	12,686	512,460

CSR Ltd.(a)	15,532	67,772

Forterra plc(b)	13,728	42,916

HeidelbergCement AG	3,225	188,006

Holcim AG*	11,610	575,925

Ibstock plc(b)	27,720	65,951

Imerys SA	1,103	43,915

James Hardie Industries plc, CHDI	6,490	191,587

Maeda Kosen Co. Ltd.	1,200	27,629

Marshalls plc	8,360	64,288

Mitani Sekisan Co. Ltd.(a)	1,200	48,163

RHI Magnesita NV	13,803	415,912

Sumitomo Osaka Cement Co. Ltd.(a)	14,600	407,934

Taiheiyo Cement Corp.	2,200	35,727

Titan Cement International SA*	13,115	185,398

Vicat SA	6,407	194,661

Wienerberger AG	2,596	73,944
		3,523,614

Consumer Finance – 0.4%

AEON Financial Service Co. Ltd.	400	3,683

Aiful Corp.(a)	107,500	308,660

Allied Group Ltd.	176,000	62,135

Cembra Money Bank AG(a)	11,352	829,778

Credit Corp. Group Ltd.(a)	3,350	65,564

Credit Saison Co. Ltd.(a)	6,200	70,011

goeasy Ltd.(a)	528	47,638

Gruppo MutuiOnline SpA	1,056	32,507

Isracard Ltd.	11,630	58,819

Jaccs Co. Ltd.	11,300	287,820

Marui Group Co. Ltd.(a)	3,200	55,400

Provident Financial plc	11,220	36,175

Resurs Holding AB(a) (b)	37,356	109,627

Investments	Shares	Value

Consumer Finance – (continued)

Zip Co. Ltd.* (a)	14,040	$10,925
		1,978,742

Containers & Packaging – 0.5%

BillerudKorsnas AB(a)	2,965	46,307

Cascades, Inc.(a)	27,133	268,135

CCL Industries, Inc., Class B	2,893	126,784

DS Smith plc	27,004	112,187

FP Corp.	1,200	27,305

Fuji Seal International, Inc.(a)	14,900	198,728

Huhtamaki OYJ	2,051	78,175

Intertape Polymer Group, Inc.	23,005	715,503

Mayr Melnhof Karton AG(a)	275	48,855

Orora Ltd.	19,096	54,282

Pact Group Holdings Ltd.(a)	75,938	124,660

Rengo Co. Ltd.	9,500	56,460

SIG Group AG*	6,450	136,622

Smurfit Kappa Group plc	4,214	180,845

Toyo Seikan Group Holdings Ltd.	5,600	60,945

Transcontinental, Inc., Class A(a)	28,380	357,068

Verallia SA(b)	1,364	37,729

Vidrala SA	415	29,902

Winpak Ltd.	1,716	57,050
		2,717,542

Distributors – 0.1%

Arata Corp.	6,600	182,880

Bapcor Ltd.(a)	6,776	32,793

D’ieteren Group	220	35,974

Doshisha Co. Ltd.	7,000	82,772

Inchcape plc	8,938	80,179

Inter Cars SA	484	44,718

PALTAC Corp.	800	29,299
		488,615

Diversified Consumer Services – 0.1%

AcadeMedia AB(b)	27,993	159,354

Benesse Holdings, Inc.	2,000	35,165

Cary Group AB*	4,488	33,912

G8 Education Ltd.(a)	353,890	275,384

IDP Education Ltd.	2,501	47,757

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

InvoCare Ltd.(a)	4,432	$38,645

LITALICO, Inc.	1,200	25,258

Park Lawn Corp.	1,496	39,775

Perfect Medical Health Management Ltd.	88,000	51,592
		706,842

Diversified Financial Services – 1.0%

AMP Ltd.*	110,352	90,969

Banca IFIS SpA	8,901	164,045

Banca Mediolanum SpA	4,444	32,705

Banque Nationale de Belgique	86	153,326

BFF Bank SpA(b)	10,956	68,770

Burford Capital Ltd.	13,545	116,319

Challenger Ltd.	9,812	50,832

Creades AB, Class A(a)	21,586	206,970

ECN Capital Corp.	16,720	76,140

eGuarantee, Inc.	2,800	46,811

Element Fleet Management Corp.(a)	9,988	89,638

Eurazeo SE*	1,144	88,825

EXOR NV	2,752	193,935

Fuyo General Lease Co. Ltd.	700	37,982

GRENKE AG	1,804	47,959

Groupe Bruxelles Lambert SA	1,376	131,487

HAL Trust(a)	1,247	180,490

Hypoport SE*	88	24,602

Illimity Bank SpA*	3,080	40,323

Industrivarden AB, Class A(a)	3,388	88,148

Industrivarden AB, Class C(a)	3,828	97,915

Investment AB Oresund	9,417	113,273

Investor AB, Class A(a)	8,178	173,024

Investor AB, Class B	28,846	562,997

Japan Securities Finance Co. Ltd.	8,800	63,711

Kinnevik AB, Class B* (a)	4,687	93,373

L E Lundbergforetagen AB, Class B	1,348	63,867

M&G plc	71,036	191,036

Mitsubishi HC Capital, Inc.	24,429	110,304

Mizuho Leasing Co. Ltd.(a)	13,038	302,905

Omni Bridgeway Ltd.* (a)	110,983	268,158

Investments	Shares	Value

Diversified Financial Services – (continued)

ORIX Corp.	27,300	$500,233

PEUGEOT INVEST	308	34,637

Plus500 Ltd.	37,926	742,335

Ricoh Leasing Co. Ltd.	5,600	147,175

Sofina SA	323	100,180

SRH NV* ‡	2,857	—

Svolder AB, Class B	33,540	199,938

Tokyo Century Corp.(a)	600	18,547

Wendel SE	497	50,072

Zenkoku Hosho Co. Ltd.	600	21,141
		5,785,097

Diversified Telecommunication Services – 1.3%

ARTERIA Networks Corp.(a)	10,700	110,006

Aussie Broadband Ltd.*	13,244	52,330

BCE, Inc.(a)	4,429	236,689

Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	84,204

BT Group plc	192,468	428,555

Cellnex Telecom SA(b)	8,729	410,338

Chorus Ltd.	13,585	64,808

Deutsche Telekom AG (Registered)	75,637	1,401,967

Elisa OYJ	2,494	146,707

Gamma Communications plc	3,432	51,534

Helios Towers plc* (a)	10,824	15,234

HKBN Ltd.	51,500	60,189

HKT Trust & HKT Ltd.	53,400	76,634

Infrastrutture Wireless Italiane SpA(b)	5,179	55,619

Internet Initiative Japan, Inc.	1,000	31,723

Koninklijke KPN NV	56,158	194,616

NetLink NBN Trust(b)	61,600	44,609

Nippon Telegraph & Telephone Corp.	26,800	795,767

NOS SGPS SA	86,344	366,358

Orange SA	44,032	525,739

PCCW Ltd.	36,035	20,529

Proximus SADP	2,464	43,150

Singapore Telecommunications Ltd.	129,000	258,766

Spark New Zealand Ltd.	20,724	66,179

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Swisscom AG (Registered)	387	$229,971

Telecom Italia SpA(a)	112,508	33,008

Telecom Italia SpA (Retirement Savings Plan)	96,272	26,833

Telefonica Deutschland Holding AG	24,508	74,177

Telefonica SA	116,272	568,289

Telekom Austria AG*	1,426	10,230

Telenor ASA	12,642	180,337

Telia Co. AB	32,379	135,158

Telstra Corp. Ltd.	67,037	192,465

TELUS Corp.	8,041	202,213

United Internet AG (Registered)	1,848	59,910

Uniti Group Ltd.*	6,635	23,434
		7,278,275

Electric Utilities – 1.5%

Acciona SA	528	104,440

BKW AG	440	54,034

Chubu Electric Power Co., Inc.	17,200	174,177

Chugoku Electric Power Co., Inc. (The)(a)	4,206	27,724

CK Infrastructure Holdings Ltd.	11,000	74,094

CLP Holdings Ltd.	26,500	258,375

Contact Energy Ltd.	11,528	61,205

EDP – Energias de Portugal SA(a)	41,753	195,658

Electricite de France SA	12,414	113,727

Elia Group SA/NV(a)	446	71,376

Elmera Group ASA(b)	42,441	97,213

Emera, Inc.(a)	3,827	185,743

Endesa SA(a)	6,278	132,658

Enea SA*	63,769	138,097

Enel SpA	177,547	1,164,651

EVN AG	748	19,215

Fortis, Inc.(a)	6,966	340,710

Fortum OYJ	9,675	162,286

Genesis Energy Ltd.(a)	14,837	27,590

HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	43,955

Hokkaido Electric Power Co., Inc.	75,600	281,837

Investments	Shares	Value

Electric Utilities – (continued)

Hokuriku Electric Power Co.	69,300	$275,467

Hydro One Ltd.(b)	6,149	167,094

Iberdrola SA(a)	92,384	1,073,040

Infratil Ltd.	8,272	45,099

Kansai Electric Power Co., Inc. (The)	21,500	189,179

Kyushu Electric Power Co., Inc.	13,200	83,035

Mercury NZ Ltd.	17,560	69,068

Okinawa Electric Power Co., Inc. (The)(a)	17,970	179,062

Origin Energy Ltd.	43,645	212,152

Orsted A/S(b)	3,010	338,466

PGE Polska Grupa Energetyczna SA*	10,843	24,146

Power Assets Holdings Ltd.	23,500	158,291

Red Electrica Corp. SA	9,632	194,436

Romande Energie Holding SA (Registered)	21	25,529

Shikoku Electric Power Co., Inc.	77,300	445,090

SSE plc	17,915	420,268

Terna – Rete Elettrica Nazionale	22,460	184,009

Tohoku Electric Power Co., Inc.(a)	10,900	60,742

Tokyo Electric Power Co. Holdings, Inc.*	22,400	77,456

Trustpower Ltd.	5,123	22,411

Verbund AG*	1,354	145,983
		8,118,788

Electrical Equipment – 1.3%

ABB Ltd. (Registered)(a)	29,670	904,788

Alfen Beheer BV* (a) (b)	968	88,006

Ballard Power Systems, Inc.* (a)	1,824	15,228

Daihen Corp.	8,600	247,592

DiscoverIE Group plc	4,796	46,003

Fagerhult AB	6,336	32,122

Fuji Electric Co. Ltd.	3,100	137,581

Fujikura Ltd.	107,500	515,263

Furukawa Electric Co. Ltd.	25,800	422,167

GARO AB(a) (b)	1,980	29,922

GS Yuasa Corp.	2,700	47,244

Hexatronic Group AB(a)	1,540	66,517

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Huber + Suhner AG (Registered)	867	$76,727

Idec Corp.	2,200	39,242

ITM Power plc* (a)	10,192	42,406

Legrand SA	4,472	399,875

Mabuchi Motor Co. Ltd.	700	18,829

Mitsubishi Electric Corp.	49,200	519,494

NEL ASA*	12,688	18,535

Nexans SA	748	69,125

Nidec Corp.	8,710	574,056

Nissin Electric Co. Ltd.	18,400	197,833

Nitto Kogyo Corp.	10,600	125,341

NKT A/S*	2,838	136,521

Nordex SE*	1,408	20,691

PowerCell Sweden AB* (a)	2,948	43,994

Prysmian SpA	4,128	135,958

Sanyo Denki Co. Ltd.	4,300	186,192

Schneider Electric SE	9,331	1,355,483

Siemens Energy AG	6,536	127,078

Siemens Gamesa Renewable Energy SA*	4,136	66,867

Signify NV(a) (b)	2,795	119,713

Somfy SA	275	37,018

TKH Group NV, CVA	2,194	108,368

Varta AG	352	33,339

Vestas Wind Systems A/S	16,383	424,764
		7,429,882

Electronic Equipment, Instruments & Components – 1.7%

Ai Holdings Corp.	3,800	50,154

Alps Alpine Co. Ltd.	5,348	47,676

ALSO Holding AG (Registered)*	52	11,947

Amano Corp.	700	13,556

Anritsu Corp.(a)	500	6,341

AT&S Austria Technologie & Systemtechnik AG	880	45,814

Azbil Corp.	2,100	64,430

Barco NV	2,992	68,305

Basler AG	264	29,689

Canon Marketing Japan, Inc.	1,500	32,730

Celestica, Inc.*	38,485	434,821

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Citizen Watch Co. Ltd.	22,400	$85,236

Codan Ltd.(a)	7,304	37,372

Comet Holding AG (Registered)	473	104,039

CONEXIO Corp.	6,600	74,375

Daiwabo Holdings Co. Ltd.	34,400	448,984

Dexerials Corp.	3,500	78,072

FIH Mobile Ltd.* (a)	328,000	40,968

Fingerprint Cards AB, Class B* (a)	10,108	11,823

FIT Hon Teng Ltd.* (b)	264,000	34,320

Halma plc	6,837	212,450

Hamamatsu Photonics KK	2,700	122,121

Hexagon AB, Class B* (a)	35,604	467,165

Hioki EE Corp.(a)	700	42,413

Hirose Electric Co. Ltd.	582	74,749

Horiba Ltd.	800	39,271

Hosiden Corp.	21,500	206,769

Ibiden Co. Ltd.	2,800	106,761

Inficon Holding AG (Registered)	44	40,571

Iriso Electronics Co. Ltd.(a)	1,200	28,296

Japan Aviation Electronics Industry Ltd.	21,544	302,973

Jenoptik AG	2,585	73,467

Kaga Electronics Co. Ltd.	8,700	206,823

Keyence Corp.	3,200	1,305,341

Kyocera Corp.	5,900	312,532

Lagercrantz Group AB, Class B	2,640	27,092

Landis+Gyr Group AG* (a)	1,102	62,216

LEM Holding SA (Registered)	27	62,587

Macnica Fuji Electronics Holdings, Inc.	17,300	363,332

Maruwa Co. Ltd.	600	70,902

Meiko Electronics Co. Ltd.(a)	8,600	231,993

Murata Manufacturing Co. Ltd.	10,500	631,653

Mycronic AB	924	16,389

NCAB Group AB	5,280	33,696

Nichicon Corp.	3,200	29,145

Nippon Ceramic Co. Ltd.	900	16,554

Nippon Electric Glass Co. Ltd.	2,200	44,540

Nippon Signal Co. Ltd.(a)	23,000	160,304

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Nissha Co. Ltd.(a)	17,200	$183,072

Nohmi Bosai Ltd.	11,100	164,153

Novonix Ltd.* (a)	6,864	25,511

Oki Electric Industry Co. Ltd.	34,400	224,359

Omron Corp.	3,800	226,604

Oxford Instruments plc	3,036	88,813

Renishaw plc	880	47,000

Riken Keiki Co. Ltd.(a)	1,200	38,021

Sensirion Holding AG* (b)	528	64,079

Shimadzu Corp.	5,100	168,675

Siix Corp.(a)	8,828	68,138

Softwareone Holding AG* (a)	3,256	44,614

Spectris plc	2,112	78,223

Taiyo Yuden Co. Ltd.	2,500	99,954

TDK Corp.	8,600	269,829

Topcon Corp.	2,200	28,544

Vaisala OYJ, Class A	836	38,717

Venture Corp. Ltd.	4,500	55,887

VSTECS Holdings Ltd.	348,000	301,600

Yokogawa Electric Corp.	4,900	78,780
		9,307,330

Energy Equipment & Services – 0.4%

Aker Solutions ASA(a) (b)	17,908	63,201

BW Offshore Ltd.(a)	43,202	126,408

Drilling Co. of 1972 A/S (The)*	843	42,322

John Wood Group plc*	245,788	689,383

Modec, Inc.	6,400	60,265

Odfjell Drilling Ltd.*	32,516	85,508

Saipem SpA* (a)	177,547	202,662

SBM Offshore NV	5,113	74,437

Secure Energy Services, Inc.(a)	16,104	83,037

Subsea 7 SA(a)	26	218

Technip Energies NV*	36,593	447,225

Tenaris SA	7,656	119,616

TGS ASA	7,656	120,470

Vallourec SA*	9,020	107,576

Worley Ltd.(a)	10,916	107,906
		2,330,234

Investments	Shares	Value

Entertainment – 0.6%

Bollore SE	12,858	$60,633

Capcom Co. Ltd.	3,400	90,144

CD Projekt SA	1,193	32,524

CTS Eventim AG & Co. KGaA*	704	49,017

Daiichikosho Co. Ltd.	1,100	30,140

DeNA Co. Ltd.	1,100	15,996

Embracer Group AB* (a)	6,644	45,169

EVENT Hospitality and Entertainment Ltd.*	2,282	23,725

Frontier Developments plc* (a)	2,332	37,593

IGG, Inc.(a)	316,000	131,698

Kinepolis Group NV*	1,030	57,481

Koei Tecmo Holdings Co. Ltd.(a)	1,246	38,132

Konami Holdings Corp.	2,200	136,524

Modern Times Group MTG AB, Class B*	7,040	75,264

Nexon Co. Ltd.	9,000	206,453

Nintendo Co. Ltd.	2,000	924,822

Paradox Interactive AB	952	16,054

Shochiku Co. Ltd.*	800	82,001

Square Enix Holdings Co. Ltd.	1,800	72,383

Stillfront Group AB* (a)	177,461	365,492

Team17 Group plc*	5,676	30,999

Toei Animation Co. Ltd.	200	15,638

Toho Co. Ltd.	3,100	115,568

Ubisoft Entertainment SA*	1,425	64,868

Universal Music Group NV(a)	20,339	478,161
		3,196,479

Equity Real Estate Investment Trusts (REITs) – 2.4%

Activia Properties, Inc.	15	47,931

Advance Residence Investment Corp.	18	49,529

Aedifica SA	704	83,998

AEON REIT Investment Corp.	29	33,463

Allied Properties REIT(a)	1,540	50,283

Altarea SCA	88	13,535

ARA LOGOS Logistics Trust(d)	70,400	43,334

Arena REIT	14,330	49,391

ARGAN SA	989	116,855

Argosy Property Ltd.	68,432	57,963

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Artis REIT(a)	22,317	$228,924

Ascendas REIT	67,135	139,044

Ascott Residence Trust	30,164	25,339

Assura plc	57,957	47,952

Befimmo SA	1,091	54,613

Big Yellow Group plc(a)	4,224	75,836

Boardwalk REIT(a)	7,783	343,279

British Land Co. plc (The)	10,868	70,653

BWP Trust	12,444	36,788

Canadian Apartment Properties REIT(a)	1,012	39,845

Capital & Counties Properties plc	43,340	90,000

CapitaLand China Trust	73,814	62,541

CapitaLand Integrated Commercial Trust	77,546	130,844

Care Property Invest NV	1,540	39,397

Carmila SA(a)	18,478	288,112

CDL Hospitality Trusts	36,800	35,710

Centuria Industrial REIT	20,592	58,388

Centuria Office REIT(a)	157,079	245,582

Champion REIT(a)	24,000	10,522

Charter Hall Group(a)	8,140	90,588

Charter Hall Long Wale REIT	7,926	30,191

Charter Hall Retail REIT	6,292	19,987

Charter Hall Social Infrastructure REIT(a)	16,370	46,882

Choice Properties REIT(a)	3,957	46,999

Cofinimmo SA	507	68,622

Comforia Residential REIT, Inc.	19	47,515

Covivio	660	47,311

CRE Logistics REIT, Inc.	44	67,650

Crombie REIT(a)	3,256	44,609

Cromwell European REIT(b)	23,174	56,228

Cromwell Property Group(a)	48,403	29,410

CT REIT(a)	3,432	47,665

Daiwa House REIT Investment Corp.	42	102,115

Daiwa Securities Living Investments Corp.	26	23,018

Derwent London plc	1,508	57,102

Dexus	14,476	114,910

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Dexus Industria REIT	18,568	$44,864

Dream Office REIT(a)	1,452	29,539

ESR-REIT	252,000	71,171

Far East Hospitality Trust	53,976	26,189

First Capital REIT(a)	1,819	24,366

Fortune REIT	92,000	80,554

Frasers Centrepoint Trust	33,249	58,991

Frasers Hospitality Trust	39,200	18,310

Frasers Logistics & Commercial Trust(b)	43,839	46,033

Frontier Real Estate Investment Corp.	12	46,588

Fukuoka REIT Corp.(a)	26	32,590

Gecina SA	704	79,913

Global One Real Estate Investment Corp.	48	41,272

GLP J-REIT	74	100,411

Goodman Group	26,961	459,453

Goodman Property Trust	19,085	27,995

GPT Group (The)(a)	29,568	106,954

Granite REIT	484	36,030

Great Portland Estates plc(a)	14,577	125,273

Growthpoint Properties Australia Ltd.	4,004	12,577

H&R REIT(a)	5,632	56,318

Hamborner REIT AG	6,058	56,687

Hammerson plc	171,380	62,183

Hankyu Hanshin REIT, Inc.	26	29,761

Heiwa Real Estate REIT, Inc.	43	49,552

Hibernia REIT plc(a)	34,222	58,558

HomeCo Daily Needs REIT(b)	87,577	88,687

Hoshino Resorts REIT, Inc.(a)	16	82,618

Hulic Reit, Inc.	23	28,652

ICADE	836	50,315

Ichigo Office REIT Investment Corp.(a)	128	82,297

Industrial & Infrastructure Fund Investment Corp.	44	63,405

Ingenia Communities Group	28,760	95,856

Inmobiliaria Colonial Socimi SA	7,185	60,411

InterRent REIT(a)	6,380	70,437

Invincible Investment Corp.	121	39,645

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Irish Residential Properties REIT plc	25,256	$38,687

Irongate Group(a)	19,889	27,067

Itochu Advance Logistics Investment Corp.	44	54,677

Japan Hotel REIT Investment Corp.	77	39,284

Japan Logistics Fund, Inc.	19	46,635

Japan Metropolitan Fund Invest	147	117,205

Japan Prime Realty Investment Corp.	13	39,584

Japan Real Estate Investment Corp.	24	116,517

Kenedix Office Investment Corp.(a)	9	47,306

Kenedix Retail REIT Corp.	31	65,536

Keppel DC REIT	21,100	31,629

Keppel Pacific Oak US REIT(b)	253,700	183,932

Keppel REIT	27,933	24,678

Killam Apartment REIT	23,306	368,541

Kiwi Property Group Ltd.	3,973	2,733

Klepierre SA*	3,960	95,500

Land Securities Group plc	12,513	118,234

LaSalle Logiport REIT	44	59,704

Lendlease Global Commercial REIT	636,400	366,383

Link REIT	37,623	326,546

LondonMetric Property plc	19,536	66,126

LXI REIT plc(b)	62,752	116,760

Manulife US REIT(b)	114,400	71,500

Mapletree Commercial Trust	34,368	46,541

Mapletree Industrial Trust	35,086	66,315

Mapletree Logistics Trust	45,115	58,481

Mapletree North Asia Commercial Trust(b)	49,500	43,015

Mercialys SA*	19,479	189,260

Merlin Properties Socimi SA	2,992	32,858

Mirai Corp.(a)	88	34,369

Mirvac Group	65,446	112,552

Mitsui Fudosan Logistics Park, Inc.	9	38,762

Montea NV	396	47,541

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Mori Hills REIT Investment Corp.	16	$18,240

National Storage REIT	8,949	16,599

Nextensa	1,012	75,800

Nippon Accommodations Fund, Inc.	8	39,457

Nippon Building Fund, Inc.	24	124,853

Nippon Prologis REIT, Inc.	41	114,082

NIPPON REIT Investment Corp.	11	31,626

Nomura Real Estate Master Fund, Inc.	95	119,520

NorthWest Healthcare Properties REIT(a)	4,268	44,248

NTT UD REIT Investment Corp.(a)	23	26,646

One REIT, Inc.	14	29,748

Orix JREIT, Inc.	49	66,299

OUE Commercial REIT	2,977	895

Parkway Life REIT	12,500	43,812

Precinct Properties New Zealand Ltd.	22,735	22,429

Primary Health Properties plc	28,776	52,278

Prime US REIT(b)	180,600	133,644

Property for Industry Ltd.(a)	26,697	46,438

Reit 1 Ltd.	15,092	98,730

Retail Estates NV	4,257	325,592

RioCan REIT	2,596	48,749

Rural Funds Group	20,724	44,919

Safestore Holdings plc	4,488	70,997

Samty Residential Investment Corp.(a)	44	44,659

Sasseur REIT(b)	149,600	90,460

Scentre Group	70,391	149,570

Secure Income REIT plc	14,030	75,919

Segro plc	18,662	314,550

Sekisui House Reit, Inc.(a)	55	32,348

Shaftesbury plc	8,712	65,463

Shopping Centres Australasia Property Group	32,912	71,804

SOSiLA Logistics REIT, Inc.	44	53,659

SPH REIT(d)	44,800	31,632

Star Asia Investment Corp.	669	306,720

Starhill Global REIT	146,296	63,036

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Stockland	56,588	$167,291

Stride Property Group	32,208	41,391

Summit Industrial Income REIT	3,212	51,119

Sunlight REIT	55,000	26,988

Suntec REIT	43,500	57,962

Target Healthcare REIT plc	40,084	55,861

Tokyu REIT, Inc.	21	29,629

Tritax Big Box REIT plc	33,836	103,569

UK Commercial Property REIT Ltd.	63,932	70,956

Unibail-Rodamco-Westfield* (a)	3,096	222,096

Unibail-Rodamco-Westfield, CHDI*	5	18

UNITE Group plc (The)	6,028	85,899

United Urban Investment Corp.	40	43,872

Vicinity Centres(a)	65,692	87,533

Vital Healthcare Property Trust(a) (d)	25,273	51,179

Warehouse Reit plc(b)	20,284	40,848

Warehouses De Pauw CVA	2,992	116,093

Waypoint REIT Ltd.	43,262	82,702

Workspace Group plc	8,954	74,982

Xior Student Housing NV(b)	924	49,518
		13,404,293

Food & Staples Retailing – 1.8%

Aeon Co. Ltd.	14,413	274,610

Ain Holdings, Inc.	800	36,060

Alimentation Couche-Tard, Inc.	13,846	619,579

Arcs Co. Ltd.	20,018	315,195

Axfood AB	1,496	44,467

Axial Retailing, Inc.(a)	8,600	224,691

Belc Co. Ltd.	5,100	216,502

Carrefour SA(a)	13,158	279,842

Coles Group Ltd.	19,350	257,145

Cosmos Pharmaceutical Corp.	200	18,663

Create SD Holdings Co. Ltd.	500	11,470

Daikokutenbussan Co. Ltd.(a)	400	14,696

Dairy Farm International Holdings Ltd.	7,600	20,672

Dino Polska SA* (b)	1,012	65,702

Investments	Shares	Value

Food & Staples Retailing – (continued)

Empire Co. Ltd., Class A	3,212	$106,635

Endeavour Group Ltd.	24,768	137,291

Etablissements Franz Colruyt NV(a)	1,044	38,471

Fuji Co. Ltd.(a)	4,400	75,258

George Weston Ltd.	1,524	190,576

GrainCorp Ltd., Class A	10,837	79,632

Heiwado Co. Ltd.	14,100	212,762

HelloFresh SE*	1,980	84,764

Inageya Co. Ltd.(a)	11,198	115,818

Itochu-Shokuhin Co. Ltd.	1,900	72,299

J Sainsbury plc	32,120	94,082

Jeronimo Martins SGPS SA	5,280	110,289

Kato Sangyo Co. Ltd.	11,700	304,330

Kesko OYJ, Class A	2,248	53,122

Kesko OYJ, Class B	4,945	125,358

Kobe Bussan Co. Ltd.	1,900	46,928

Koninklijke Ahold Delhaize NV(a)	24,080	713,576

Kusuri no Aoki Holdings Co. Ltd.(a)	600	26,675

Lawson, Inc.	800	29,453

Loblaw Cos. Ltd.	2,580	237,217

Marks & Spencer Group plc*	48,796	84,390

MARR SpA	1,155	18,886

MatsukiyoCocokara & Co.	2,400	79,747

Maxvalu Tokai Co. Ltd.	500	10,061

Metcash Ltd.(a)	29,436	100,200

Metro, Inc.	4,429	244,694

Mitsubishi Shokuhin Co. Ltd.	4,400	109,015

North West Co., Inc. (The)(a)	16,813	471,351

Ocado Group plc* (a)	10,105	117,226

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,463	262,921

San-A Co. Ltd.	7,500	234,447

Seven & i Holdings Co. Ltd.	17,500	772,345

Sheng Siong Group Ltd.	51,500	57,061

Shop Apotheke Europe NV* (a) (b)	748	62,434

Shufersal Ltd.	3,578	30,217

Sligro Food Group NV*	2,552	60,171

Sonae SGPS SA	349,934	379,869

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – (continued)

Sugi Holdings Co. Ltd.	800	$34,455

Sundrug Co. Ltd.	1,600	37,295

Tesco plc	174,534	596,027

Tsuruha Holdings, Inc.	900	46,195

United Super Markets Holdings, Inc.	2,000	16,888

Valor Holdings Co. Ltd.	19,100	301,036

Welcia Holdings Co. Ltd.	2,300	47,559

Woolworths Group Ltd.	18,834	515,433

Zur Rose Group AG* (a)	260	32,304
		9,976,057

Food Products – 3.0%

a2 Milk Co. Ltd. (The)*	12,579	40,169

AAK AB	2,860	50,040

Agrana Beteiligungs AG	6,028	107,153

Ajinomoto Co., Inc.	8,000	209,015

Ariake Japan Co. Ltd.(a)	800	32,170

Aryzta AG*	62,524	58,811

Associated British Foods plc	7,697	155,245

Ausnutria Dairy Corp. Ltd.* (a)	308,000	287,346

Austevoll Seafood ASA	3,432	55,220

Bakkafrost P/F*	1,281	89,098

Bakkavor Group plc(b)	38,192	50,731

Barry Callebaut AG (Registered)	38	88,242

Bega Cheese Ltd.(a)	22,616	81,164

Bell Food Group AG (Registered)	860	235,677

Calbee, Inc.(a)	3,200	57,425

Chocoladefabriken Lindt & Spruengli AG	24	270,994

Chocoladefabriken Lindt & Spruengli AG (Registered)	3	356,668

Cloetta AB, Class B	16,456	41,907

Costa Group Holdings Ltd.(a)	16,050	38,096

Cranswick plc	924	36,867

Danone SA	10,707	651,064

DyDo Group Holdings, Inc.	500	19,412

Ebro Foods SA	1,618	29,017

Elders Ltd.	12,728	129,165

Emmi AG (Registered)	41	41,015

Investments	Shares		Value

Food Products – (continued)

First Pacific Co. Ltd.	860,000		$347,457

First Resources Ltd.	5,100		7,867

Fuji Oil Holdings, Inc.(a)	1,200		17,052

Fujicco Co. Ltd.(a)	2,000		31,337

Glanbia plc(a)	2,024		24,299

Golden Agri-Resources Ltd.	213,400		50,225

Greencore Group plc* (a)	27,148		39,061

Grieg Seafood ASA*	3,299		49,857

Hilton Food Group plc	3,916		59,883

Hokuto Corp.	8,600		135,346

House Foods Group, Inc.(a)	2,400		56,314

Inghams Group Ltd.(a)	148,350		325,763

Itoham Yonekyu Holdings, Inc.	2,100		10,617

Japfa Ltd.	201,820		88,421

JDE Peet’s NV(a)	1,804		53,288

Kagome Co. Ltd.	900		22,576

Kameda Seika Co. Ltd.	900		29,280

Kernel Holding SA	13,728		80,928

Kerry Group plc, Class A(a)	2,537		281,023

Kewpie Corp.	2,100		35,497

Kikkoman Corp.	3,500		197,746

KWS Saat SE & Co. KGaA	704		52,136

Leroy Seafood Group ASA	5,456		51,945

Maple Leaf Foods, Inc.	301		6,663

Maruha Nichiro Corp.(a)	17,200		318,086

Megmilk Snow Brand Co. Ltd.	19,200		287,200

Mehadrin Ltd.*	—	(e)	19

MEIJI Holdings Co. Ltd.	2,800		139,827

Morinaga & Co. Ltd.	1,100		34,343

Morinaga Milk Industry Co. Ltd.	1,200		48,626

Mowi ASA	5,977		171,100

Nestle SA (Registered)	45,408		5,894,409

Neto Malinda Trading Ltd.*	3,440		176,038

NH Foods Ltd.	3,200		101,389

Nichirei Corp.	1,600		29,454

Nippn Corp.(a)	27,300		356,105

Nippon Suisan Kaisha Ltd.	13,200		58,481

Nisshin Oillio Group Ltd. (The)	9,700		219,740

Nisshin Seifun Group, Inc.(a)	2,690		36,085

Nissin Foods Holdings Co. Ltd.	1,500		104,778

Norway Royal Salmon ASA	132		3,478

Orkla ASA	13,485		110,525

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Premier Foods plc	273,738	$381,483

Premium Brands Holdings Corp.(a)	660	54,161

Prima Meat Packers Ltd.	8,600	141,386

Riken Vitamin Co. Ltd.(a)	10,400	136,863

S Foods, Inc.	7,300	170,442

Sakata Seed Corp.	2,800	94,551

Salmar ASA	748	62,062

Saputo, Inc.(a)	4,455	95,719

Savencia SA	1,716	111,152

Schouw & Co. A/S(a)	4,472	343,107

Showa Sangyo Co. Ltd.(a)	12,900	261,266

Societe LDC SA	1,695	155,926

Strauss Group Ltd.	952	25,498

Suedzucker AG	1,979	25,930

Synlait Milk Ltd.* (a)	1,760	4,032

Tassal Group Ltd.(a)	66,650	178,092

Tate & Lyle plc	11,000	107,308

Toyo Suisan Kaisha Ltd.	1,800	55,642

United Malt Grp Ltd.(a)	25,168	74,404

Vilmorin & Cie SA	1,612	76,611

Viscofan SA	825	45,736

Vitasoy International Holdings Ltd.(a)	72,000	130,673

WH Group Ltd.(b)	154,000	106,970

Wilmar International Ltd.	73,100	235,038

Yakult Honsha Co. Ltd.	2,500	129,670

Yamazaki Baking Co. Ltd.	2,900	35,948
		16,595,645

Gas Utilities – 0.3%

AltaGas Ltd.(a)	6,645	152,756

APA Group(a)	16,324	133,291

Brookfield Infrastructure Corp., Class A(a)	704	50,209

Enagas SA(a)	5,500	119,352

Hong Kong & China Gas Co. Ltd.(a)	155,907	172,675

Italgas SpA	6,908	45,037

Keppel Infrastructure Trust	55,647	22,365

Naturgy Energy Group SA(a)	5,117	155,090

Nippon Gas Co. Ltd.(a)	6,000	85,304

Investments	Shares	Value

Gas Utilities – (continued)

Osaka Gas Co. Ltd.(a)	9,900	$179,187

Rubis SCA	2,784	74,717

Saibu Gas Holdings Co. Ltd.	1,400	23,006

Shizuoka Gas Co. Ltd.	21,500	154,496

Snam SpA	30,874	170,148

Superior Plus Corp.	10,208	90,495

Toho Gas Co. Ltd.	2,000	47,160

Tokyo Gas Co. Ltd.	11,000	211,493
		1,886,781

Health Care Equipment & Supplies – 1.2%

Advanced Medical Solutions Group plc	10,648	37,499

Alcon, Inc.	8,170	591,718

Ambu A/S, Class B(a)	3,172	42,475

Ansell Ltd.(a)	2,200	42,713

Arjo AB, Class B	4,131	31,214

Asahi Intecc Co. Ltd.	3,200	62,735

BioMerieux	825	79,009

Carl Zeiss Meditec AG	715	90,816

Cellavision AB*	1,320	41,716

Cochlear Ltd.	866	142,618

Coloplast A/S, Class B	1,720	233,926

ConvaTec Group plc(b)	26,224	69,799

Demant A/S*	1,980	87,862

DiaSorin SpA(a)	293	38,653

Draegerwerk AG & Co. KGaA	1,496	68,810

Draegerwerk AG & Co. KGaA (Preference)	2,752	137,032

Eckert & Ziegler Strahlen- und Medizintechnik AG	264	13,441

Eiken Chemical Co. Ltd.	1,600	21,266

El.En. SpA	2,684	37,829

Elekta AB, Class B(a)	6,069	41,359

Fisher & Paykel Healthcare Corp. Ltd.	10,601	147,932

Fukuda Denshi Co. Ltd.	4,300	248,919

Getinge AB, Class B(a)	3,050	89,258

GN Store Nord A/S	2,064	78,681

Hogy Medical Co. Ltd.	1,200	30,102

Hoya Corp.	6,300	631,653

Japan Lifeline Co. Ltd.(a)	24,500	205,175

Jeol Ltd.	1,100	50,517

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Koninklijke Philips NV	14,449	$381,074

Medistim ASA	1,188	32,453

Menicon Co. Ltd.(a)	1,900	40,857

Nagaileben Co. Ltd.	1,500	22,380

Nanosonics Ltd.* (a)	16,777	47,929

Nihon Kohden Corp.	2,300	55,743

Nipro Corp.	5,200	41,179

Olympus Corp.	21,500	383,170

Paramount Bed Holdings Co. Ltd.(a)	1,600	26,811

PolyNovo Ltd.* (a)	32,604	22,012

Revenio Group OYJ	924	44,586

Riverstone Holdings Ltd.	232,200	162,266

Sartorius AG (Preference)	430	162,898

Sedana Medical AB*	4,620	17,936

Siemens Healthineers AG(b)	4,945	267,409

Smith & Nephew plc	15,093	246,909

Sonova Holding AG (Registered)	823	301,169

STRATEC SE	308	35,027

Straumann Holding AG (Registered)	1,870	224,539

Surgical Science Sweden AB*	1,584	30,618

Sysmex Corp.	2,700	179,430

Terumo Corp.	12,600	378,700

Xvivo Perfusion AB*	1,892	41,053

Ypsomed Holding AG (Registered)	81	11,666
		6,552,541

Health Care Providers & Services – 0.7%

Alfresa Holdings Corp.	5,500	75,181

Ambea AB(b)	29,670	151,935

Amplifon SpA	2,112	85,156

Arvida Group Ltd.	33,660	35,829

As One Corp.	800	42,791

Australian Clinical Labs Ltd.(b)	40,420	147,931

BML, Inc.(a)	10,500	271,091

CareTech Holdings plc	39,818	368,437

Chartwell Retirement Residences(a)	5,472	52,235

China Evergrande New Energy Vehicle Group Ltd.* (d)	40,000	5,914

Investments	Shares	Value

Health Care Providers & Services – (continued)

CVS Group plc	4,356	$98,441

dentalcorp Holdings Ltd.* (a)	3,652	41,176

EBOS Group Ltd.(a)	2,014	55,425

Fagron	2,504	47,100

Fresenius Medical Care AG & Co. KGaA	4,085	256,155

Fresenius SE & Co. KGaA	9,503	338,851

Galenica AG(b)	792	58,748

H.U. Group Holdings, Inc.(a)	21,500	481,908

Healius Ltd.	14,608	46,923

Integral Diagnostics Ltd.(a)	13,068	36,590

Korian SA(a)	572	12,129

Mediclinic International plc*	11,132	51,908

Medicover AB, Class B	1,320	22,064

Medipal Holdings Corp.	5,100	83,806

NMC Health plc*	2,074	31

Oceania Healthcare Ltd.	48,312	32,298

Orpea SA(a)	950	34,155

Raffles Medical Group Ltd.	4,124	3,584

Ramsay Health Care Ltd.	3,096	178,456

Ryman Healthcare Ltd.(a)	8,272	49,448

Ship Healthcare Holdings, Inc.(a)	1,800	30,287

Solasto Corp.	4,400	30,565

Sonic Healthcare Ltd.(a)	7,826	204,276

Spire Healthcare Group plc* (b)	14,036	38,064

Summerset Group Holdings Ltd.(a)	6,644	50,540

Suzuken Co. Ltd.	1,880	55,721

Toho Holdings Co. Ltd.(a)	25,700	419,142

Uniphar plc	9,064	37,483

Well Health Technologies Corp.* (a)	16,192	57,012
		4,088,786

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KGaA	624	33,704

Craneware plc	1,936	41,625

EMIS Group plc	2,728	45,827

M3, Inc.	6,700	217,300

Nexus AG*	880	42,937

Pro Medicus Ltd.(a)	1,100	37,116

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Technology – (continued)

Sectra AB, Class B*	2,948	$37,567
		456,076

Hotels, Restaurants & Leisure – 1.2%

888 Holdings plc	8,316	19,900

Accor SA*	2,133	70,949

Arcland Service Holdings Co. Ltd.	1,400	24,281

Aristocrat Leisure Ltd.	10,879	260,231

Atom Corp.(a)	5,800	33,127

Autogrill SpA*	902	6,771

Basic-Fit NV* (b)	1,196	50,544

Betsson AB, Class B*	44,978	279,237

Cafe de Coral Holdings Ltd.(a)	38,000	59,958

Carnival plc*	4,488	72,490

Collins Foods Ltd.(a)	6,204	45,588

Colowide Co. Ltd.	3,500	44,952

Compass Group plc	29,584	632,169

Corporate Travel Management Ltd.* (a)	3,366	62,791

Create Restaurants Holdings, Inc.	4,400	27,576

Crown Resorts Ltd.*	2,112	19,361

Dalata Hotel Group plc*	18,392	84,401

Domino’s Pizza Enterprises Ltd.(a)	1,398	74,820

Domino’s Pizza Group plc(a)	25,542	111,468

Doutor Nichires Holdings Co. Ltd.	2,700	31,072

Entain plc*	10,019	191,010

Evolution AB(b)	2,967	310,959

Flight Centre Travel Group Ltd.* (a)	4,576	73,461

Flutter Entertainment plc*	1,493	152,394

Flutter Entertainment plc – XDUB* (a)	952	96,996

Food & Life Cos. Ltd.	2,000	47,931

Fuji Kyuko Co. Ltd.(a)	1,000	31,839

Galaxy Entertainment Group Ltd.(a)	36,000	209,224

Genting Singapore Ltd.*	104,400	61,238

Greggs plc	2,464	72,698

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Heiwa Corp.	2,450	$36,932

HIS Co. Ltd.* (a)	4,400	75,326

Hongkong & Shanghai Hotels Ltd. (The)* (a)	66,000	65,696

Ichibanya Co. Ltd.	1,000	37,126

Imperial Hotel Ltd.	2,700	37,616

InterContinental Hotels Group plc	2,537	164,739

J D Wetherspoon plc*	3,795	35,044

Jumbo Interactive Ltd.	3,476	43,352

Kindred Group plc, SDR(a)	7,392	65,728

KOMEDA Holdings Co. Ltd.	1,200	20,729

Kura Sushi, Inc.(a)	1,400	34,903

Kyoritsu Maintenance Co. Ltd.(a)	1,600	58,660

La Francaise des Jeux SAEM(b)	1,364	51,241

Mandarin Oriental International Ltd.*	8,000	16,400

McDonald’s Holdings Co. Japan Ltd.	1,100	43,725

Melco International Development Ltd.* (a)	21,000	16,862

Melia Hotels International SA*	9,988	83,873

MGM China Holdings Ltd.* (a)	32,400	18,748

Mitchells & Butlers plc*	22,924	65,621

Monogatari Corp. (The)	700	29,176

MOS Food Services, Inc.(a)	2,100	48,270

MTY Food Group, Inc.	1,452	58,998

Ohsho Food Service Corp.	704	33,146

Oriental Land Co. Ltd.(a)	3,900	595,265

Playtech plc*	8,360	54,999

Plenus Co. Ltd.	1,000	14,711

Restaurant Brands International, Inc.(a)	4,687	269,144

Restaurant Brands New Zealand Ltd.(a)	1,154	9,610

Restaurant Group plc (The)*	15,488	12,075

Round One Corp.(a)	5,100	57,235

Royal Holdings Co. Ltd.*	1,600	25,687

Saizeriya Co. Ltd.(a)	1,800	33,205

Sands China Ltd.*	40,400	90,829

Scandic Hotels Group AB* (b)	17,204	67,211

Shangri-La Asia Ltd.*	32,000	24,348

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

SJM Holdings Ltd.* (a)	76,000	$32,449

SkiStar AB	2,828	55,443

Skylark Holdings Co. Ltd.	3,700	44,065

Sodexo SA	1,462	111,233

SSP Group plc*	20,152	60,039

Star Entertainment Grp Ltd. (The)*	11,421	25,729

Tabcorp Holdings Ltd.	43,606	169,198

Tokyotokeiba Co. Ltd.	1,200	41,031

Toridoll Holdings Corp.	1,100	20,020

Trainline plc* (b)	34,012	121,103

TUI AG, DI*	28,116	81,295

Webjet Ltd.* (a)	2,112	9,050

Whitbread plc*	2,508	88,702

Wynn Macau Ltd.* (a)	12,800	7,994

Yoshinoya Holdings Co. Ltd.(a)	4,900	89,332

Zensho Holdings Co. Ltd.	1,800	42,652
		6,655,001

Household Durables – 1.2%

Azorim-Investment Development & Construction Co. Ltd.	4,285	22,313

Barratt Developments plc	23,779	147,631

Bellway plc	2,640	80,808

Berkeley Group Holdings plc*	2,069	105,964

Bonava AB, Class B	31,656	155,478

Breville Group Ltd.(a)	2,420	41,447

Cairn Homes plc	38,456	46,688

Casio Computer Co. Ltd.(a)	3,600	37,650

Countryside Properties plc* (b)	13,624	43,002

Crest Nicholson Holdings plc	92,966	295,532

De’ Longhi SpA(a)	1,012	24,811

DFS Furniture plc	103,544	218,399

Dom Development SA	2,244	47,989

Electra Consumer Products 1970 Ltd.	3,831	218,403

Electrolux AB, Class B(a)	7,073	109,229

Fiskars OYJ Abp	574	13,261

Focusrite plc	2,156	26,933

Forbo Holding AG (Registered)	24	35,407

Fujitsu General Ltd.	2,100	37,523

Investments	Shares	Value

Household Durables – (continued)

Glenveagh Properties plc* (a) (b)	34,100	$41,298

Haseko Corp.	3,500	38,442

Iida Group Holdings Co. Ltd.	5,400	86,610

JM AB	1,842	43,034

JS Global Lifestyle Co. Ltd.(b)	22,000	26,497

Kaufman & Broad SA(a)	6,321	193,715

Ki-Star Real Estate Co. Ltd.(a)	3,300	138,052

Man Wah Holdings Ltd.(a)	19,200	18,280

Nagawa Co. Ltd.	500	35,505

Neinor Homes SA* (b)	15,910	179,927

Nikon Corp.(a)	5,800	65,852

Nobia AB*	52,159	206,647

Open House Group Co. Ltd.	1,800	70,022

Panasonic Holdings Corp.(a)	51,600	462,194

Persimmon plc	7,267	191,598

Pressance Corp.(a)	8,600	103,683

Redrow plc	10,340	68,544

Rinnai Corp.	600	38,530

Sangetsu Corp.	2,256	27,147

SEB SA	616	74,538

Sekisui Chemical Co. Ltd.	10,900	147,986

Sekisui House Ltd.	16,300	284,206

Sharp Corp.	6,200	52,640

Sony Group Corp.	20,500	1,775,316

Sumitomo Forestry Co. Ltd.	3,300	50,916

Tama Home Co. Ltd.(a)	4,400	86,329

Tamron Co. Ltd.(a)	4,400	78,009

Taylor Wimpey plc	85,527	136,264

Token Corp.(a)	2,600	173,788

Victoria plc* (a)	5,192	41,719

Vistry Group plc	7,172	75,322

Vitec Group plc (The)	2,376	37,050

Zojirushi Corp.	1,300	13,787
		6,771,915

Household Products – 0.4%

Earth Corp.	600	25,471

Essity AB, Class A	616	16,448

Essity AB, Class B	9,374	249,824

Henkel AG & Co. KGaA	1,730	110,599

Henkel AG & Co. KGaA (Preference)	3,010	194,842

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – (continued)

Lion Corp.	6,800	$70,278

Pigeon Corp.(a)	2,400	41,068

Reckitt Benckiser Group plc	11,782	923,040

Sano-Brunos Enterprises Ltd.	308	33,689

Unicharm Corp.(a)	8,100	283,025
		1,948,284

Independent Power and Renewable Electricity Producers – 0.3%

Albioma SA	1,496	79,778

Boralex, Inc., Class A(a)	2,081	62,704

Brookfield Renewable Corp.	2,068	74,643

Capital Power Corp.(a)	2,596	85,758

ContourGlobal plc(b)	17,776	42,895

Corp. ACCIONA Energias Renovables SA	1,276	47,626

Doral Group Renewable Energy Resources Ltd.*	2,244	8,697

Drax Group plc	13,330	135,225

EDP Renovaveis SA(a)	5,117	122,215

Electric Power Development Co. Ltd.	3,100	42,758

Encavis AG	7,267	160,609

Enlight Renewable Energy Ltd.*	14,280	30,987

eRex Co. Ltd.(a)	2,700	41,429

ERG SpA	704	24,434

Falck Renewables SpA	5,060	47,162

Innergex Renewable Energy, Inc.	559	7,523

Meridian Energy Ltd.	28,875	88,834

Neoen SA* (a) (b)	1,144	46,102

Northland Power, Inc.	3,652	110,784

Scatec ASA(b)	988	12,249

Solaria Energia y Medio Ambiente SA*	4,928	110,838

TransAlta Corp.	6,864	74,008

Uniper SE	2,028	52,459

Voltalia SA (Registered)*	2,112	44,895
		1,554,612

Industrial Conglomerates – 1.0%

Aker ASA, Class A(a)	264	21,947

Investments	Shares	Value

Industrial Conglomerates – (continued)

Arad Investment & Industrial Development Ltd.	1,075	$145,090

Bonheur ASA	1,276	48,142

CK Hutchison Holdings Ltd.	63,356	445,728

DCC plc	2,236	170,628

Hitachi Ltd.	22,300	1,045,119

Indus Holding AG	7,120	203,555

Investment AB Latour, Class B	2,024	54,375

Italmobiliare SpA	245	7,806

Jardine Cycle & Carriage Ltd.	3,600	75,603

Jardine Matheson Holdings Ltd.	6,000	318,780

Keihan Holdings Co. Ltd.	2,500	53,662

Keppel Corp. Ltd.	30,100	149,748

Lifco AB, Class B* (a)	4,576	97,797

Melrose Industries plc	71,556	106,099

Nisshinbo Holdings, Inc.(a)	55,000	413,901

Nolato AB, Class B	3,080	21,543

Noritsu Koki Co. Ltd.	800	13,374

NWS Holdings Ltd.	44,000	40,040

Siemens AG (Registered)	12,771	1,586,822

Smiths Group plc	5,500	102,025

Storskogen Group AB, Class B*	7,392	15,821

TOKAI Holdings Corp.	45,795	308,929

Toshiba Corp.	7,600	317,116
		5,763,650

Insurance – 4.1%

Admiral Group plc	4,601	145,800

Aegon NV	25,413	133,109

Ageas SA	4,558	220,612

AIA Group Ltd.	196,200	1,944,208

Allianz SE (Registered)	9,288	2,118,409

Alm Brand A/S	225,922	393,128

ASR Nederland NV	3,538	161,763

Assicurazioni Generali SpA(a)	26,316	502,493

AUB Group Ltd.(a)	4,928	81,704

Aviva plc	83,678	455,215

AXA SA	47,300	1,270,432

Baloise Holding AG (Registered)	1,032	181,064

Beazley plc	13,904	75,342

Clal Insurance Enterprises Holdings Ltd.*	2,684	59,792

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

CNP Assurances	3,124	$68,813

Coface SA	5,065	61,502

Conduit Holdings Ltd.	4,092	19,574

Dai-ichi Life Holdings, Inc.	25,900	520,659

Direct Line Insurance Group plc	22,704	72,317

Fairfax Financial Holdings Ltd.	559	308,737

Gjensidige Forsikring ASA	2,860	61,887

Great Eastern Holdings Ltd.	2,400	35,455

Great-West Lifeco, Inc.	6,200	171,924

Grupo Catalana Occidente SA	704	20,461

Hannover Rueck SE	1,204	189,127

Harel Insurance Investments & Financial Services Ltd.	3,957	48,788

Helvetia Holding AG (Registered)	880	114,233

Hiscox Ltd.	5,060	60,136

iA Financial Corp., Inc.	2,967	155,936

IDI Insurance Co. Ltd.	3,036	100,578

Insurance Australia Group Ltd.(a)	42,742	137,901

Intact Financial Corp.	2,752	386,988

Japan Post Holdings Co. Ltd.	24,400	171,663

Japan Post Insurance Co. Ltd.	4,400	71,488

Just Group plc	407,812	435,207

Lancashire Holdings Ltd.	82,818	441,075

Legal & General Group plc	134,246	424,904

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,084	57,890

Manulife Financial Corp.	42,828	841,782

Mapfre SA	22,440	41,309

Medibank Pvt Ltd.	51,283	116,622

Menora Mivtachim Holdings Ltd.*	1,761	44,110

Migdal Insurance & Financial Holdings Ltd.	26,952	45,725

MS&AD Insurance Group Holdings, Inc.	10,000	299,552

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,096	742,390

Investments	Shares	Value

Insurance – (continued)

nib holdings Ltd.	11,260	$56,654

NN Group NV	7,353	364,116

Phoenix Group Holdings plc	15,781	120,661

Phoenix Holdings Ltd. (The)	5,085	64,309

Poste Italiane SpA(b)	11,981	118,532

Power Corp. of Canada	12,651	374,170

Powszechny Zaklad Ubezpieczen SA	9,856	68,185

Protector Forsikring ASA	4,092	46,908

Prudential plc	42,613	540,356

PSC Insurance Group Ltd.	14,212	46,459

QBE Insurance Group Ltd.(a)	32,508	284,614

Sampo OYJ, Class A	8,729	427,374

SCOR SE	3,124	88,983

Societa Cattolica Di Assicurazione SpA*	16,060	104,959

Sompo Holdings, Inc.	8,400	342,652

Steadfast Group Ltd.	17,908	65,668

Storebrand ASA	12,857	113,493

Sun Life Financial, Inc.(a)	13,889	694,531

Suncorp Group Ltd.	25,284	205,914

Swiss Life Holding AG (Registered)	688	406,144

Swiss Re AG	6,579	544,403

T&D Holdings, Inc.	12,900	166,278

Talanx AG	968	40,643

Tokio Marine Holdings, Inc.	16,500	893,899

Topdanmark A/S	880	49,520

Trisura Group Ltd.*	2,200	53,173

Tryg A/S	5,124	122,808

Unipol Gruppo SpA	6,080	33,482

UnipolSai Assicurazioni SpA(a)	11,528	32,641

UNIQA Insurance Group AG(a)	43,817	337,441

Wuestenrot & Wuerttembergische AG	7,568	143,071

Yunfeng Financial Group Ltd.*	312,000	54,875

Zurich Insurance Group AG	3,483	1,600,031
		22,618,751

Interactive Media & Services – 0.2%

Adevinta ASA*	6,732	53,254

Auto Trader Group plc(b)	15,566	124,060

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Baltic Classifieds Group plc*	16,280	$26,980

Better Collective A/S* (a)	2,464	38,369

carsales.com Ltd.(a)	5,148	78,217

Dip Corp.	1,400	46,033

Kakaku.com, Inc.	1,600	33,875

Moneysupermarket.com Group plc	22,168	48,706

New Work SE	159	27,173

REA Group Ltd.(a)	1,056	97,123

Rightmove plc	13,244	102,827

Scout24 SE(b)	1,232	78,762

SEEK Ltd.(a)	5,525	111,429

Trustpilot Group plc* (b)	10,868	14,231

Wirtualna Polska Holding SA(b)	1,936	43,496

Z Holdings Corp.	45,000	178,736
		1,103,271

Internet & Direct Marketing Retail – 0.3%

Allegro.eu SA* (b)	3,080	15,988

ASKUL Corp.	1,000	12,288

ASOS plc* (a)	1,370	24,046

Auction Technology Group plc*	4,356	48,072

Belluna Co. Ltd.(a)	15,600	88,018

BHG Group AB* (a)	7,216	50,399

boohoo Group plc* (a)	15,511	15,821

Boozt AB* (b)	2,508	26,557

Cazoo Group Ltd.*	3,471	5,865

Delivery Hero SE* (b)	2,288	81,680

Demae-Can Co. Ltd.* (a)	8,800	37,018

Dustin Group AB(a) (b)	3,680	26,717

Just Eat Takeaway.com NV* (a) (b)	1,936	53,727

Mercari, Inc.* (a)	1,900	32,410

Oisix ra daichi, Inc.* (a)	2,000	41,865

Prosus NV*	13,416	659,398

Rakuten Group, Inc.(a)	15,800	111,951

Redbubble Ltd.*	44	36

Takkt AG	2,728	44,205

Temple & Webster Group Ltd.* (a)	7,304	30,624

Investments	Shares	Value

Internet & Direct Marketing Retail – (continued)

THG plc*	44	$59

Zalando SE* (b)	1,814	72,394

Zalando SE* (b)	938	37,434

ZOZO, Inc.	2,800	59,648
		1,576,220

IT Services – 1.6%

AddNode Group AB	2,640	112,546

Adesso SE	220	43,401

Adyen NV* (b)	516	883,487

Alten SA	616	84,025

Amadeus IT Group SA*	7,654	487,705

Appen Ltd.(a)	2,420	11,454

Atea ASA*	2,420	29,300

Atos SE	968	23,896

Bechtle AG	1,364	63,774

Bell System24 Holdings, Inc.	14,100	163,027

BIPROGY, Inc.	1,100	28,018

Bouvet ASA	5,764	42,999

CANCOM SE	1,981	96,342

Capgemini SE	2,494	515,948

Capita plc*	482,460	145,254

CGI, Inc.*	3,870	310,194

Change, Inc.(a)	3,500	49,301

Computacenter plc	1,092	36,716

Computershare Ltd.	11,438	205,893

Comture Corp.(a)	2,300	50,239

Converge Technology Solutions Corp.*	11,792	79,625

Data#3 Ltd.	12,760	52,775

Digital Garage, Inc.	1,300	43,347

DTS Corp.(a)	2,100	46,179

Econocom Group SA/NV	29,084	111,990

Edenred	4,257	215,744

EML Payments Ltd.* (a)	24,816	28,217

FDM Group Holdings plc	3,850	49,207

Formula Systems 1985 Ltd.	389	37,834

Fujitsu Ltd.	3,200	461,500

Future Corp.	3,400	50,596

GFT Technologies SE	924	37,041

GMO internet, Inc.	1,200	24,313

GMO Payment Gateway, Inc.(a)	1,000	85,597

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Indra Sistemas SA* (a)	9,988	$102,892

Infocom Corp.	1,600	27,478

Infomart Corp.	5,300	26,795

Itochu Techno-Solutions Corp.	2,400	56,592

Keywords Studios plc	1,144	34,528

KNOW IT AB	1,144	35,698

Matrix IT Ltd.	924	23,429

Megaport Ltd.* (a)	3,960	24,427

Mitsubishi Research Institute, Inc.(a)	4,300	130,102

NCC Group plc	23,672	54,388

NEC Corp.	6,300	245,562

NEC Networks & System Integration Corp.	2,400	34,270

NET One Systems Co. Ltd.	2,300	55,210

Nexi SpA* (b)	15,910	158,141

NEXTDC Ltd.* (a)	10,736	86,061

Nomura Research Institute Ltd.	6,645	190,282

NS Solutions Corp.	800	24,082

NTT Data Corp.	10,200	189,183

Nuvei Corp.* (b)	836	46,992

Obic Co. Ltd.	1,300	193,455

One Software Technologies Ltd.	3,388	56,221

Otsuka Corp.	2,500	82,491

Relia, Inc.	15,300	126,122

Reply SpA	484	72,147

S&T AG(a)	3,168	54,142

SCSK Corp.	2,700	43,263

SHIFT, Inc.*	300	57,448

Shopify, Inc., Class A*	1,806	776,535

Softcat plc	2,288	40,676

Solutions 30 SE*	5,136	30,158

Sopra Steria Group SACA	396	70,894

SUNeVision Holdings Ltd.	90,000	74,903

TechMatrix Corp.	3,300	51,324

TELUS International CDA, Inc.* (a)	4,752	103,514

TietoEVRY OYJ(a)	1,598	40,358

TIS, Inc.	4,700	106,399

Transcosmos, Inc.(a)	8,600	204,114

Tyro Payments Ltd.*	8,888	7,927

Investments	Shares	Value

IT Services – (continued)

Wise plc, Class A*	9,328	$46,260

Worldline SA* (b)	4,558	182,000
		8,673,947

Leisure Products – 0.3%

Accell Group NV*	1,452	87,925

Bandai Namco Holdings, Inc.	4,000	273,510

Beneteau SA*	2,904	36,763

BRP, Inc.(a)	639	52,033

Games Workshop Group plc	684	63,634

GLOBERIDE, Inc.	8,600	175,306

Harvia OYJ(a) (b)	748	25,898

MIPS AB(b)	440	31,738

Mizuno Corp.	8,600	142,183

Sega Sammy Holdings, Inc.	2,600	46,357

Shimano, Inc.	1,600	287,743

Snow Peak, Inc.(a)	1,600	29,849

Spin Master Corp.* (b)	1,936	69,999

Technogym SpA(b)	4,905	37,438

Thule Group AB(a) (b)	2,024	71,694

Tomy Co. Ltd.(a)	34,900	333,484

Universal Entertainment Corp.*	300	5,402

Yamaha Corp.	3,400	131,213

Yonex Co. Ltd.	5,600	36,869
		1,939,038

Life Sciences Tools & Services – 0.4%

AddLife AB, Class B	1,496	33,759

Bachem Holding AG (Registered), Class B* (a)	88	38,894

Chemometec A/S	572	65,504

Ergomed plc*	2,420	36,095

Eurofins Scientific SE	2,150	201,230

Evotec SE*	3,042	74,709

Gerresheimer AG	755	52,966

Lonza Group AG (Registered)	1,204	717,451

Oxford Nanopore Technologies plc*	5,808	22,350

QIAGEN NV*	4,369	198,222

Sartorius Stedim Biotech	344	113,552

Siegfried Holding AG (Registered)*	88	64,369

Tecan Group AG (Registered)	220	66,998

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – (continued)

Wuxi Biologics Cayman, Inc.* (b)	43,000	$328,824
		2,014,923

Machinery – 2.9%

Aalberts NV	1,404	69,066

Aichi Corp.	13,200	92,306

Aida Engineering Ltd.(a)	25,500	190,128

Alfa Laval AB(a)	5,160	145,895

Alstom SA(a)	4,634	103,248

Amada Co. Ltd.	7,200	56,351

ANDRITZ AG	2,081	89,483

Atlas Copco AB, Class A(a)	10,793	498,027

Atlas Copco AB, Class B(a)	6,794	273,401

ATS Automation Tooling Systems, Inc.*	1,980	58,081

Beijer Alma AB	2,304	48,464

Bobst Group SA (Registered)	528	45,095

Bodycote plc	11,283	88,324

Bucher Industries AG (Registered)	176	64,369

Burckhardt Compression Holding AG	132	67,996

Bystronic AG	55	46,010

Cargotec OYJ, Class B	684	23,942

CKD Corp.	2,500	32,803

CNH Industrial NV	17,802	257,852

Concentric AB	2,420	47,692

Construcciones y Auxiliar de Ferrocarriles SA	720	22,255

Daetwyler Holding AG	176	57,207

Daifuku Co. Ltd.	2,300	142,907

Danieli & C Officine Meccaniche SpA(a)	528	11,335

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	4,004	62,853

Deutz AG	7,436	33,324

DMG Mori Co. Ltd.	2,100	26,615

Duerr AG	2,684	70,334

Ebara Corp.	2,600	120,809

Electrolux Professional AB, Class B	4,532	25,637

Investments	Shares	Value

Machinery – (continued)

Epiroc AB, Class A(a)	9,900	$203,795

Epiroc AB, Class B	7,697	136,007

FANUC Corp.	3,100	482,491

Fincantieri SpA* (a)	208,253	127,973

FLSmidth & Co. A/S	3,696	102,945

Fluidra SA	912	25,130

Frencken Group Ltd.	30,800	31,895

Fuji Corp.	1,000	16,842

Fujitec Co. Ltd.	2,400	52,109

Fukushima Galilei Co. Ltd.	4,300	125,455

GEA Group AG	3,182	124,774

Georg Fischer AG (Registered)	880	48,504

Giken Ltd.	1,200	33,019

Glory Ltd.(a)	21,600	349,274

Harmonic Drive Systems, Inc.(a)	1,500	38,206

Hino Motors Ltd.	10,300	53,583

Hirata Corp.	800	29,639

Hitachi Construction Machinery Co. Ltd.	2,800	63,862

Hitachi Zosen Corp.(a)	12,400	67,475

Hoshizaki Corp.	1,200	76,412

Husqvarna AB, Class B	7,480	72,178

IHI Corp.	2,500	57,194

IMI plc	3,784	64,374

Indutrade AB	5,016	120,261

Interpump Group SpA	1,584	64,803

Interroll Holding AG (Registered)	19	58,136

Japan Steel Works Ltd. (The)(a)	900	25,563

JOST Werke AG(b)	5,934	230,371

Jungheinrich AG (Preference)	3,036	75,202

Kardex Holding AG (Registered)	264	50,915

Kawasaki Heavy Industries Ltd.(a)	2,800	49,880

KION Group AG	1,419	79,729

Kitz Corp.	30,100	154,031

Komatsu Ltd.	16,600	374,256

Komax Holding AG (Registered)	176	46,781

Kone OYJ, Class B	6,192	301,071

Konecranes OYJ	2,273	64,743

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Krones AG	484	$37,861

Kubota Corp.(a)	19,200	328,768

Kurita Water Industries Ltd.	2,500	86,350

Kyokuto Kaihatsu Kogyo Co. Ltd.	13,000	131,545

Makino Milling Machine Co. Ltd.	8,600	264,518

Makita Corp.	4,700	140,427

Manitou BF SA(a)	5,246	119,263

Max Co. Ltd.	2,800	34,384

Meidensha Corp.	16,400	298,228

Metso Outotec OYJ	13,287	115,053

MINEBEA MITSUMI, Inc.	7,311	142,202

MISUMI Group, Inc.	3,900	98,734

Mitsubishi Heavy Industries Ltd.(a)	8,600	294,389

Miura Co. Ltd.	2,100	44,250

Morgan Advanced Materials plc	20,416	72,411

Morita Holdings Corp.	15,500	149,186

Nabtesco Corp.	2,900	66,658

Nachi-Fujikoshi Corp.	8,600	250,247

NFI Group, Inc.(a)	3,960	36,531

NGK Insulators Ltd.	7,900	106,829

Nikkiso Co. Ltd.(a)	21,500	134,417

Nitta Corp.	8,600	183,603

Nittoku Co. Ltd.	1,300	19,647

Norma Group SE	2,596	64,468

NSK Ltd.	9,600	53,276

NTN Corp.* (a)	176,300	283,038

OC Oerlikon Corp. AG (Registered)	469	3,385

OKUMA Corp.(a)	1,000	36,045

Organo Corp.	3,100	214,387

OSG Corp.	1,500	18,895

Palfinger AG	787	19,926

Pfeiffer Vacuum Technology AG	220	39,409

Rational AG	55	33,856

Rotork plc	13,640	50,142

Sandvik AB(a)	17,630	338,888

Savaria Corp.(a)	3,080	36,968

Investments	Shares	Value

Machinery – (continued)

Schindler Holding AG	690	$134,638

Schindler Holding AG (Registered)	220	42,928

SFS Group AG	220	27,833

Shibaura Machine Co. Ltd.	2,349	56,477

Shibuya Corp.	8,600	155,857

Shima Seiki Manufacturing Ltd.	1,300	18,603

Shinmaywa Industries Ltd.	21,000	147,823

Skellerup Holdings Ltd.(a)	10,736	39,858

SKF AB, Class A	1,408	27,690

SKF AB, Class B(a)	5,764	95,553

SMC Corp.	1,100	535,312

Spirax-Sarco Engineering plc	1,204	183,662

Stabilus SE	1,188	56,648

Stadler Rail AG(a)	1,056	38,622

Star Micronics Co. Ltd.	12,900	145,469

Sumitomo Heavy Industries Ltd.	3,300	70,019

Tadano Ltd.	8,900	63,473

Takeuchi Manufacturing Co. Ltd.	2,600	47,782

Takuma Co. Ltd.	30,300	340,746

Techtronic Industries Co. Ltd.	29,500	400,043

THK Co. Ltd.	1,700	34,037

Tocalo Co. Ltd.	3,800	38,276

Toyota Industries Corp.	3,800	228,481

Trelleborg AB, Class B(a)	4,796	106,759

Tsubakimoto Chain Co.	10,800	247,243

Tsugami Corp.	20,600	194,298

Union Tool Co.	500	14,433

Valmet OYJ	3,228	87,382

VAT Group AG(b)	473	149,602

Vesuvius plc	9,944	40,376

Volvo AB, Class A(a)	3,212	53,329

Volvo AB, Class B	27,047	437,575

Wacker Neuson SE	1,713	36,016

Wartsila OYJ Abp	5,720	46,452

Weir Group plc (The)	3,920	76,727

Yaskawa Electric Corp.	4,300	147,692
		15,866,585

Marine – 0.6%

AP Moller – Maersk A/S, Class A	66	189,072

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Marine – (continued)

AP Moller – Maersk A/S, Class B	129	$378,330

Clarkson plc	1,408	65,230

D/S Norden A/S	11,094	415,358

Dfds A/S	660	25,796

Golden Ocean Group Ltd.(a)	4,796	61,336

Kawasaki Kisen Kaisha Ltd.	2,000	105,743

Kuehne + Nagel International AG (Registered)	731	207,179

Mitsui OSK Lines Ltd.	9,700	229,847

MPC Container Ships ASA	18,920	57,492

Nippon Yusen KK(a)	3,800	277,462

NS United Kaiun Kaisha Ltd.(a)	4,300	119,315

Pacific Basin Shipping Ltd.	1,720,000	802,330

SITC International Holdings Co. Ltd.	24,000	81,059

Stolt-Nielsen Ltd.	8,815	161,037

Wallenius Wilhelmsen ASA(a)	5,632	35,969

Wilh Wilhelmsen Holding ASA, Class A	4,472	110,881
		3,323,436

Media – 1.0%

4imprint Group plc	836	28,654

Ascential plc* (b)	26,918	107,538

Atresmedia Corp. de Medios de Comunicacion SA	25,344	97,589

Cogeco Communications, Inc.(a)	572	47,217

Cogeco, Inc.	3,010	180,169

Corus Entertainment, Inc., Class B(a)	67,682	222,950

CyberAgent, Inc.	6,300	67,396

Cyfrowy Polsat SA	8,140	44,427

Dentsu Group, Inc.	3,800	137,998

Euromoney Institutional Investor plc	4,083	50,903

Eutelsat Communications SA	3,740	41,862

Future plc	2,332	64,939

Hakuhodo DY Holdings, Inc.	4,700	55,866

Informa plc* (a)	28,337	204,426

Intage Holdings, Inc.	4,100	50,000

Investments	Shares	Value

Media – (continued)

IPSOS	15,050	$731,930

ITV plc	82,500	76,959

JCDecaux SA*	968	20,444

Kadokawa Corp.	2,200	55,611

Lagardere SA	2,552	67,198

Mediaset Espana Comunicacion SA*	49,364	222,055

Metropole Television SA	4,972	92,893

MFE-MediaForEurope NV, Class B(a)	33,079	30,604

Next Fifteen Communications Group plc	5,104	85,099

Nine Entertainment Co. Holdings Ltd.(a)	10,556	20,179

Nippon Television Holdings, Inc.	2,400	23,118

Nordic Entertainment Group AB, Class B*	1,188	39,631

oOh!media Ltd.(a)	47,520	52,681

Pearson plc	14,104	139,146

ProSiebenSat.1 Media SE	2,772	32,212

Publicis Groupe SA	5,117	310,827

Quebecor, Inc., Class B(a)	2,728	64,526

RAI Way SpA(b)	8,120	48,099

Reach plc	111,155	226,917

RTL Group SA	1,056	55,300

S4 Capital plc*	10,516	40,269

Schibsted ASA, Class A	1,144	24,276

Schibsted ASA, Class B(a)	2,493	48,567

SES SA, Receipts	9,724	87,565

Seven West Media Ltd.* (a)	410,478	204,194

Shaw Communications, Inc., Class B	6,736	201,651

Singapore Press Holdings Ltd.(d)	27,000	45,948

SKY Perfect JSAT Holdings, Inc.	50,300	163,060

Stroeer SE & Co. KGaA	620	37,380

Telenet Group Holding NV	1,320	39,409

Television Francaise 1	37,109	316,513

TX Group AG	352	50,190

ValueCommerce Co. Ltd.	1,400	41,548

Vivendi SE	10,019	115,842

WPP plc	20,339	256,633

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

YouGov plc	7,040	$110,926
		5,581,334

Metals & Mining – 6.0%

Acerinox SA	7,260	77,240

Agnico Eagle Mines Ltd.	7,310	427,716

Alamos Gold, Inc., Class A(a)	3,983	31,102

Allkem Ltd.* (a)	8,316	72,395

Alumina Ltd.(a)	42,504	54,672

AMG Advanced Metallurgical Group NV(a)	1,540	60,988

Anglo American plc	31,519	1,419,056

Antofagasta plc	6,963	135,589

Aperam SA	1,554	60,707

ArcelorMittal SA	13,545	401,744

Asahi Holdings, Inc.(a)	29,300	467,000

Aurubis AG	1,075	123,784

AVZ Minerals Ltd.* (a)	111,012	78,102

B2Gold Corp.(a)	29,025	123,772

Barrick Gold Corp.	5,914	132,574

Barrick Gold Corp. – XLON	22,380	505,962

Bekaert SA	1,540	57,772

Bellevue Gold Ltd.* (a)	49,941	34,071

BHP Group Ltd.	51,120	1,748,937

BHP Group Ltd.	63,948	2,181,798

BlueScope Steel Ltd.	10,707	156,287

Boliden AB(a)	5,418	238,554

Capricorn Metals Ltd.*	19,272	56,837

Capstone Copper Corp.* (a)	10,472	47,933

Centamin plc	402,394	462,667

Centerra Gold, Inc.	83,850	780,076

Chalice Mining Ltd.* (a)	10,120	49,983

Daido Steel Co. Ltd.	800	22,877

Daiki Aluminium Industry Co. Ltd.(a)	12,900	144,572

De Grey Mining Ltd.* (a)	86,240	73,850

Deterra Royalties Ltd.	15,180	52,428

Dowa Holdings Co. Ltd.	1,100	47,036

Dundee Precious Metals, Inc.	76,239	443,815

Eldorado Gold Corp.*	64,500	629,835

Endeavour Mining plc	3,438	84,559

Endeavour Silver Corp.* (a)	11,132	42,680

Investments	Shares	Value

Metals & Mining – (continued)

Equinox Gold Corp.* (a)	98,169	$703,594

Eramet SA* (a)	3,827	517,177

ERO Copper Corp.* (a)	4,268	61,680

Evolution Mining Ltd.(a)	35,786	102,997

Falcon Metals Ltd.*	1	—	(f)

Ferrexpo plc	10,868	22,555

First Majestic Silver Corp.	3,432	35,634

First Quantum Minerals Ltd.	9,589	276,329

Fortescue Metals Group Ltd.(a)	39,646	609,413

Fortuna Silver Mines, Inc.* (a)	103,329	363,012

Franco-Nevada Corp.	2,881	437,949

Fresnillo plc(a)	3,872	37,695

Glencore plc*	242,950	1,516,883

Gold Road Resources Ltd.(a)	80,872	89,369

Granges AB(a)	38,442	318,932

Greatland Gold plc* (a)	350,768	58,572

Grupa Kety SA	308	44,559

Hill & Smith Holdings plc	5,236	90,981

Hitachi Metals Ltd.*	4,740	74,195

Hochschild Mining plc(a)	99,717	147,730

Hudbay Minerals, Inc.	13,288	85,568

IAMGOLD Corp.*	17,424	49,489

IGO Ltd.	13,200	123,542

Iluka Resources Ltd.	6,916	55,734

Imdex Ltd.	22,176	39,556

ioneer Ltd.* (a)	110,528	53,019

Ivanhoe Mines Ltd., Class A* (a)	13,068	105,317

Jastrzebska Spolka Weglowa SA*	3,124	47,603

Jervois Global Ltd.* (a)	49,165	31,620

JFE Holdings, Inc.	12,900	158,811

K92 Mining, Inc.* (a)	16,544	118,444

KGHM Polska Miedz SA	2,288	74,735

Kinross Gold Corp.	23,532	119,497

Kobe Steel Ltd.	7,000	30,526

Kyoei Steel Ltd.	8,300	85,780

Labrador Iron Ore Royalty Corp.(a)	24,811	674,802

Lake Resources NL* (a)	76,296	106,813

Lithium Americas Corp.* (a)	2,508	63,541

Lundin Gold, Inc.* (a)	6,342	51,359

Lundin Mining Corp.	13,029	119,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Lynas Rare Earths Ltd.* (a)	19,307	$125,680

MAG Silver Corp.*	4,656	68,999

Maruichi Steel Tube Ltd.(a)	1,900	40,681

Mineral Resources Ltd.	3,698	153,842

Mitsubishi Materials Corp.	3,800	59,628

Mitsui Mining & Smelting Co. Ltd.	1,600	40,753

New Gold, Inc.* (a)	231,856	339,244

Newcrest Mining Ltd.(a)	15,050	287,489

Nickel Mines Ltd.(a)	46,684	43,626

Nippon Light Metal Holdings Co. Ltd.	21,500	276,301

Nippon Steel Corp.	21,015	335,679

Norsk Hydro ASA	34,959	299,963

Northern Star Resources Ltd.	17,974	125,433

Novagold Resources, Inc.* (a)	16,426	102,948

OceanaGold Corp.*	1,000	2,504

OceanaGold Corp.* (a)	247,090	618,668

Orla Mining Ltd.* (a)	10,780	45,969

Osisko Gold Royalties Ltd.(a)	9,245	114,364

Osisko Mining, Inc.*	27,456	87,005

Outokumpu OYJ(a)	7,392	36,924

OZ Minerals Ltd.(a)	6,973	123,884

Pan American Silver Corp.	4,082	101,727

Perenti Global Ltd.(a)	313,556	158,208

Perseus Mining Ltd.(a)	483,320	681,791

Pilbara Minerals Ltd.*	36,168	73,253

Ramelius Resources Ltd.(a)	358,792	385,013

Regis Resources Ltd.(a)	257,226	382,047

Rio Tinto Ltd.	8,686	696,466

Rio Tinto plc	24,080	1,725,063

Salzgitter AG*	15,093	634,028

Sandfire Resources Ltd.	150,672	611,399

Sandstorm Gold Ltd.	13,772	103,017

Sanyo Special Steel Co. Ltd.	9,000	138,654

Sayona Mining Ltd.* (a)	267,529	60,838

Seabridge Gold, Inc.*	5,588	99,295

Silver Lake Resources Ltd.*	70,620	93,346

SilverCrest Metals, Inc.*	9,416	71,391

Sims Ltd.(a)	5,980	88,266

Solaris Resources, Inc.*	3,872	38,931

South32 Ltd.	117,433	398,074

Investments	Shares	Value

Metals & Mining – (continued)

SSAB AB, Class A	10,296	$66,591

SSAB AB, Class B	9,504	56,907

SSR Mining, Inc.	5,762	127,408

St Barbara Ltd.(a)	292,572	277,568

Stelco Holdings, Inc.	596	21,866

Sumitomo Metal Mining Co. Ltd.	6,100	267,005

Teck Resources Ltd., Class B(a)	10,406	412,641

thyssenkrupp AG*	8,316	64,745

Toho Titanium Co. Ltd.	200	2,294

Tokyo Steel Manufacturing Co. Ltd.	30,100	312,012

Torex Gold Resources, Inc.*	34,787	391,407

Turquoise Hill Resources Ltd.* (a)	35,733	979,963

UACJ Corp.	11,500	193,856

voestalpine AG	1,880	49,702

Vulcan Energy Resources Ltd.* (a)	6,732	40,569

Wesdome Gold Mines Ltd.*	8,888	91,171

West African Resources Ltd.*	70,224	67,870

Western Areas Ltd.*	19,404	52,952

Westgold Resources Ltd.(a)	157,067	182,498

Wheaton Precious Metals Corp.(a)	7,267	327,400

Yamana Gold, Inc.	23,875	132,447

Yamato Kogyo Co. Ltd.	1,300	42,143

Yodogawa Steel Works Ltd.	11,500	218,532
		33,483,501

Multiline Retail – 0.4%

B&M European Value Retail SA	17,329	106,651

Canadian Tire Corp. Ltd., Class A	1,220	168,913

Dollarama, Inc.	4,343	242,696

Europris ASA(b)	66,177	339,531

H2O Retailing Corp.	5,615	36,708

Harvey Norman Holdings Ltd.(a)	17,952	64,936

Isetan Mitsukoshi Holdings Ltd.	9,100	67,639

Izumi Co. Ltd.	1,300	28,125

J Front Retailing Co. Ltd.	9,100	68,341

Next plc	2,365	178,928

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – (continued)

Pan Pacific International Holdings Corp.	7,500	$116,413

Ryohin Keikaku Co. Ltd.	6,000	54,137

Seria Co. Ltd.	1,000	19,697

Takashimaya Co. Ltd.	4,400	40,108

Tokmanni Group Corp.	2,948	38,564

Warehouse Group Ltd. (The)(a)	30,712	68,771

Wesfarmers Ltd.	18,748	658,303
		2,298,461

Multi-Utilities – 0.7%

A2A SpA	51,964	89,465

ACEA SpA	1,552	26,802

AGL Energy Ltd.	12,344	76,143

Algonquin Power & Utilities Corp.(a)	12,062	175,544

Atco Ltd., Class I	1,064	38,104

Canadian Utilities Ltd., Class A	1,628	49,195

Centrica plc*	123,453	123,159

E.ON SE	53,492	560,364

Engie SA(a)	38,442	459,157

Hera SpA	19,272	72,297

Iren SpA	19,624	51,259

National Grid plc	63,985	959,178

REN – Redes Energeticas Nacionais SGPS SA	142,244	433,674

RWE AG	10,578	441,795

Sembcorp Industries Ltd.	4,000	8,545

Telecom Plus plc	4,843	101,056

Veolia Environnement SA(a)	11,352	334,125
		3,999,862

Oil, Gas & Consumable Fuels – 6.0%

Advantage Energy Ltd.*	10,340	86,811

Aker BP ASA(a)	1,828	66,810

Ampol Ltd.	2,420	58,214

ARC Resources Ltd.(a)	17,931	249,874

Baytex Energy Corp.*	29,713	152,744

Beach Energy Ltd.	39,336	45,425

Birchcliff Energy Ltd.	97,524	717,285

BP plc	456,058	2,241,940

BRIGHTOIL* ‡	50,147	—

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

BW LPG Ltd.(b)	35,819	$229,719

Cameco Corp.(a)	7,095	184,141

Canadian Natural Resources Ltd.	27,176	1,690,672

Capricorn Energy plc* (a)	23,656	61,242

Cenovus Energy, Inc.(a)	21,672	402,731

Crescent Point Energy Corp.	15,928	110,918

Denison Mines Corp.* (a)	53,196	69,094

Diversified Energy Co. plc(b)	315,706	479,606

DNO ASA	22,968	35,673

Enbridge, Inc.	32,164	1,410,832

ENEOS Holdings, Inc.	77,450	272,713

Energean plc*	8,008	119,040

Energy Fuels, Inc.* (a)	10,296	77,982

Enerplus Corp.(a)	92,149	1,134,874

Eni SpA	55,298	781,127

Equinor ASA	24,123	831,283

Equital Ltd.*	6,794	278,750

Euronav NV	8,360	97,983

FLEX LNG Ltd.	10,750	309,004

Freehold Royalties Ltd.	5,060	59,308

Galp Energia SGPS SA	12,298	150,885

Gaztransport Et Technigaz SA	660	79,514

Gibson Energy, Inc.(a)	1,537	29,416

Hafnia Ltd.*	46,860	139,324

Harbour Energy plc	13,992	88,573

Idemitsu Kosan Co. Ltd.	5,982	157,215

Imperial Oil Ltd.	5,117	258,963

Inpex Corp.	23,500	277,879

Itochu Enex Co. Ltd.	17,300	142,876

Iwatani Corp.	1,397	55,962

Japan Petroleum Exploration Co. Ltd.	14,600	289,273

Karoon Energy Ltd.*	45,716	67,250

Keyera Corp.(a)	4,972	123,984

Koninklijke Vopak NV	1,558	42,109

Lundin Energy AB	4,076	170,642

MEG Energy Corp.*	4,928	74,418

Mitsuuroko Group Holdings Co. Ltd.	1,200	9,345

Naphtha Israel Petroleum Corp. Ltd.*	7,920	63,307

Neste OYJ	7,482	325,197

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

New Hope Corp. Ltd.(a)	175,053	$436,649

NexGen Energy Ltd.* (a)	16,236	80,415

NuVista Energy Ltd.*	64,156	550,174

Oil Refineries Ltd.*	549,927	246,365

OMV AG	3,827	198,231

Paramount Resources Ltd., Class A	4,048	98,377

Parex Resources, Inc.	44,204	866,060

Parkland Corp.	2,207	63,013

Paz Oil Co. Ltd.*	3,637	564,520

Pembina Pipeline Corp.	7,869	299,294

Peyto Exploration & Development Corp.(a)	60,974	624,506

Polski Koncern Naftowy ORLEN SA	5,060	85,884

Polskie Gornictwo Naftowe i Gazownictwo SA	60,060	84,319

PrairieSky Royalty Ltd.(a)	12,040	166,085

Repsol SA	34,529	520,351

San-Ai Obbli Co. Ltd.	25,600	187,712

Santos Ltd.	46,870	266,465

Shell plc	172,731	4,712,450

Suncor Energy, Inc.(a)	33,153	1,197,923

Tamarack Valley Energy Ltd.	123,969	487,903

TC Energy Corp.	15,695	834,455

Topaz Energy Corp.	3,344	59,551

TotalEnergies SE(a)	56,674	2,823,499

Tourmaline Oil Corp.	6,982	361,433

Tullow Oil plc*	538,962	380,963

United Energy Group Ltd.(a)	3,462,000	410,349

Vermilion Energy, Inc.(a)	60,888	1,192,462

Washington H Soul Pattinson & Co. Ltd.	5,720	113,045

Whitecap Resources, Inc.(a)	16,598	136,753

Whitehaven Coal Ltd.(a)	17,109	59,820

Woodside Petroleum Ltd.	14,417	319,146

Z Energy Ltd.(a) (d)	19,228	47,049
		33,277,148

Paper & Forest Products – 0.6%

Altri SGPS SA	22,145	148,465

Canfor Corp.* (a)	1,464	28,042

Investments	Shares	Value

Paper & Forest Products – (continued)

Daiken Corp.	6,500	$105,557

Daio Paper Corp.	3,745	44,832

Hokuetsu Corp.(a)	64,600	332,075

Holmen AB, Class B	1,540	90,167

Interfor Corp.(a)	23,005	659,163

Metsa Board OYJ, Class B(a)	6,595	71,592

Mondi plc	8,557	162,224

Navigator Co. SA (The)	5,269	21,789

Nippon Paper Industries Co. Ltd.(a)	38,100	303,483

Oji Holdings Corp.	26,000	123,618

Semapa-Sociedade de Investimento e Gestao	3,520	48,720

Stella-Jones, Inc.	3,652	101,440

Stora Enso OYJ, Class R	12,212	243,425

Svenska Cellulosa AB SCA, Class A	2,068	40,924

Svenska Cellulosa AB SCA, Class B	9,116	178,860

Tokushu Tokai Paper Co. Ltd.	4,400	117,166

UPM-Kymmene OYJ	8,772	305,753

West Fraser Timber Co. Ltd.(a)	2,150	189,943
		3,317,238

Personal Products – 0.9%

Beiersdorf AG	1,720	173,867

Blackmores Ltd.(a)	1,320	67,868

euglena Co. Ltd.* (a)	4,400	29,274

Fancl Corp.	400	7,718

Interparfums SA	132	7,380

Jamieson Wellness, Inc.(b)	2,330	58,886

Kao Corp.	7,700	310,888

Kobayashi Pharmaceutical Co. Ltd.	900	61,755

Kose Corp.(a)	700	72,615

L’Occitane International SA	4,500	14,367

L’Oreal SA	3,741	1,376,958

Mandom Corp.	2,600	25,988

Milbon Co. Ltd.	1,000	41,911

Noevir Holdings Co. Ltd.	1,000	39,364

Ontex Group NV* (a)	23,263	161,973

Pola Orbis Holdings, Inc.	2,000	23,248

PZ Cussons plc	28,228	72,653

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – (continued)

Rohto Pharmaceutical Co. Ltd.	2,000	$53,566

Shiseido Co. Ltd.	6,600	312,578

Unilever plc	18,528	865,110

Unilever plc	23,440	1,094,710
		4,872,677

Pharmaceuticals – 4.9%

ALK-Abello A/S*	2,640	58,125

Almirall SA	4,404	57,703

Astellas Pharma, Inc.	30,000	458,012

AstraZeneca plc	24,768	3,323,564

Aurora Cannabis, Inc.*	44	134

Bausch Health Cos., Inc.*	7,181	137,153

Bayer AG (Registered)*	21,758	1,443,782

Camurus AB* (a)	2,860	47,514

Canopy Growth Corp.*	6,156	35,692

Chugai Pharmaceutical Co. Ltd.	11,200	337,400

COSMO Pharmaceuticals NV* (a)	413	23,742

Daiichi Sankyo Co. Ltd.	29,700	747,773

Dechra Pharmaceuticals plc	2,193	100,166

Eisai Co. Ltd.	4,700	205,471

Faes Farma SA	17,235	72,183

Financiere de Tubize SA(a)	264	26,180

GlaxoSmithKline plc	113,778	2,566,984

H Lundbeck A/S	484	11,188

Haw Par Corp. Ltd.	3,200	27,066

Hikma Pharmaceuticals plc	2,900	68,577

Hisamitsu Pharmaceutical Co., Inc.	1,900	52,427

Hutchmed China Ltd.* (a)	7,150	22,038

Indivior plc*	45,193	177,709

Ipsen SA	770	80,175

JCR Pharmaceuticals Co. Ltd.	2,400	44,977

Kaken Pharmaceutical Co. Ltd.	1,500	45,558

Kissei Pharmaceutical Co. Ltd.	1,400	27,782

KYORIN Holdings, Inc.	4,400	64,220

Kyowa Kirin Co. Ltd.	4,400	92,816

Merck KGaA	2,193	409,375

Mithra Pharmaceuticals SA* (a) (b)	1,848	18,170

Investments	Shares	Value

Pharmaceuticals – (continued)

Mochida Pharmaceutical Co. Ltd.	900	$25,702

Nippon Shinyaku Co. Ltd.	1,400	95,199

Novartis AG (Registered)	39,001	3,475,997

Novo Nordisk A/S, Class B	26,875	3,095,963

Ono Pharmaceutical Co. Ltd.	9,200	236,675

Orion OYJ, Class A	352	14,334

Orion OYJ, Class B	1,404	55,454

Otsuka Holdings Co. Ltd.	8,700	292,977

Recordati Industria Chimica e Farmaceutica SpA	1,628	78,986

Roche Holding AG	11,395	4,254,415

Roche Holding AG – BR	485	196,269

Sanofi	18,275	1,950,671

Santen Pharmaceutical Co. Ltd.	4,500	36,921

Sawai Group Holdings Co. Ltd.	1,800	60,505

Shionogi & Co. Ltd.	4,600	258,155

Sosei Group Corp.* (a)	5,200	51,254

Sumitomo Pharma Co. Ltd.	3,600	32,149

Taisho Pharmaceutical Holdings Co. Ltd.(a)	600	23,618

Takeda Pharmaceutical Co. Ltd.	37,217	1,082,671

Teva Pharmaceutical Industries Ltd.*	27,391	244,355

Torii Pharmaceutical Co. Ltd.	800	20,191

Towa Pharmaceutical Co. Ltd.(a)	9,800	208,617

Tsumura & Co.	900	22,194

UCB SA	2,279	260,619

Vetoquinol SA	308	40,291

Vifor Pharma AG	837	148,360

Virbac SA	132	53,752

ZERIA Pharmaceutical Co. Ltd.(a)	1,800	27,647
		27,127,597

Professional Services – 1.3%

Adecco Group AG (Registered)	3,870	152,105

AFRY AB, Class B	2,640	44,183

ALS Ltd.	8,712	81,104

Amadeus Fire AG	352	49,611

Applus Services SA	49,708	389,101

BayCurrent Consulting, Inc.	300	99,915

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Benefit One, Inc.	1,000	$15,375

BeNext-Yumeshin Group Co.(a)	4,400	50,908

BTS Group AB, Class B	1,100	41,390

Bureau Veritas SA	4,199	121,508

Danel Adir Yeoshua Ltd.	220	34,914

DKSH Holding AG	660	57,150

Experian plc	15,609	547,151

Funai Soken Holdings, Inc.	2,700	45,431

GlobalData plc	2,508	39,124

Hays plc	34,264	52,999

Insource Co. Ltd.(a)	1,900	32,776

Intertek Group plc	2,322	145,997

Intertrust NV* (b)	33,067	683,727

IPH Ltd.	13,904	75,095

JAC Recruitment Co. Ltd.	1,300	18,392

LifeWorks, Inc.	5,588	82,636

McMillan Shakespeare Ltd.	22,962	194,183

Meitec Corp.	800	42,729

Nihon M&A Center Holdings, Inc.	4,800	59,796

Nomura Co. Ltd.	6,000	41,355

Pagegroup plc	9,108	56,192

Pasona Group, Inc.	1,800	28,801

Persol Holdings Co. Ltd.	4,200	84,091

Randstad NV	1,849	99,208

Recruit Holdings Co. Ltd.	27,500	1,022,654

RELX plc	31,820	956,004

RWS Holdings plc	8,360	46,182

SGS SA (Registered)	86	223,450

SmartGroup Corp. Ltd.(a)	7,766	49,284

SMS Co. Ltd.	2,000	47,777

S-Pool, Inc.	4,400	44,455

Stantec, Inc.	1,848	85,268

SThree plc	7,172	33,091

Synergie SE	440	16,966

TechnoPro Holdings, Inc.	1,100	28,273

Teleperformance	903	326,463

Thomson Reuters Corp.	2,451	246,318

Tinexta Spa	1,056	26,803

UT Group Co. Ltd.(a)	2,000	45,523

Weathernews, Inc.	500	26,397

Investments	Shares	Value

Professional Services – (continued)

Wolters Kluwer NV(a)	4,472	$455,639
		7,147,494

Real Estate Management & Development – 2.2%

ADLER Group SA(a) (b)	27,907	213,002

Aedas Homes SA(b)	6,751	158,108

Aeon Mall Co. Ltd.	1,990	24,207

AFI Properties Ltd.	165	10,019

Airport City Ltd.*	1,928	43,273

Allreal Holding AG (Registered)	366	69,531

Alony Hetz Properties & Investments Ltd.	2,596	42,729

Altus Group Ltd.	2,640	99,378

Amot Investments Ltd.	5,448	41,640

Aroundtown SA	20,640	104,472

Ascendas India Trust	262,300	239,335

Atrium Ljungberg AB, Class B	792	13,053

Azrieli Group Ltd.	532	46,011

Big Shopping Centers Ltd.	16	2,432

Blue Square Real Estate Ltd.	283	25,382

Bukit Sembawang Estates Ltd.	60,200	219,718

CA Immobilien Anlagen AG(a)	572	16,293

Capitaland Investment Ltd.*	44,131	135,183

Castellum AB(a)	4,945	98,917

Catena AB	924	48,449

Cibus Nordic Real Estate AB	3,432	79,726

City Developments Ltd.	9,400	58,133

CK Asset Holdings Ltd.	43,000	292,653

CLS Holdings plc, REIT	14,403	37,070

Colliers International Group, Inc.	748	83,020

Corem Property Group AB, Class B*	19,888	42,362

Daito Trust Construction Co. Ltd.	1,600	154,616

Daiwa House Industry Co. Ltd.	15,900	385,719

Deutsche EuroShop AG	19,393	322,019

Deutsche Wohnen SE	1,012	29,135

DIC Asset AG	3,740	52,554

Dios Fastigheter AB	7,480	67,671

DREAM Unlimited Corp., Class A	1,584	57,260

Entra ASA(b)	2,068	34,539

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

ESR Cayman Ltd.* (b)	51,600	$157,507

Fabege AB	5,412	66,397

Fastighets AB Balder, Class B* (a)	2,107	105,766

FastPartner AB, Class A	3,124	26,413

FirstService Corp.	676	84,724

Gav-Yam Lands Corp. Ltd.	593	6,566

Gazit-Globe Ltd.	22,517	212,465

Grainger plc	11,088	41,290

Grand City Properties SA	2,508	44,450

Great Eagle Holdings Ltd.	124,555	292,094

GuocoLand Ltd.	102,400	121,613

Hang Lung Group Ltd.	33,000	64,771

Hang Lung Properties Ltd.	44,000	84,230

Heba Fastighets AB, Class B	2,640	34,020

Heiwa Real Estate Co. Ltd.	1,300	40,888

Henderson Land Development Co. Ltd.	33,239	134,928

Hiag Immobilien Holding AG*	355	36,939

Ho Bee Land Ltd.	80,400	176,415

Hufvudstaden AB, Class A	2,610	34,086

Hulic Co. Ltd.	13,700	116,105

Hysan Development Co. Ltd.	19,000	56,059

Ichigo, Inc.	5,500	12,311

Immobel SA(a)	1,591	114,804

IMMOFINANZ AG*	2,253	54,524

Intershop Holding AG	76	49,641

Israel Canada T.R Ltd.	7,168	35,823

Isras Investment Co. Ltd.	136	33,431

IWG plc*	18,668	57,188

Jeudan A/S	560	21,919

K Wah International Holdings Ltd.	572,089	215,094

Katitas Co. Ltd.	1,100	25,853

Keihanshin Building Co. Ltd.	4,400	45,881

Kerry Properties Ltd.	16,500	44,793

K-fast Holding AB* (a) (b)	5,148	23,718

Kojamo OYJ(a)	1,980	39,541

LEG Immobilien SE	1,419	146,105

Lendlease Corp. Ltd.(a)	14,937	130,033

Lifestyle Communities Ltd.	5,148	55,462

Mega Or Holdings Ltd.	1,085	41,789

Investments	Shares	Value

Real Estate Management & Development – (continued)

Melisron Ltd.*	460	$37,636

Mitsubishi Estate Co. Ltd.	21,500	312,560

Mitsui Fudosan Co. Ltd.	21,500	455,605

Mivne Real Estate KD Ltd.	14,248	53,725

Mobimo Holding AG (Registered)(a)	352	101,359

Morguard Corp.	1,419	140,118

New World Development Co. Ltd.	33,590	128,860

Nexity SA	18,017	550,824

Nomura Real Estate Holdings, Inc.	1,400	34,092

NP3 Fastigheter AB	396	11,120

Nyfosa AB	2,684	29,928

OUE Ltd.	90,000	88,638

PATRIZIA AG	3,248	55,714

Platzer Fastigheter Holding AB, Class B	3,080	31,513

Prashkovsky Investments and Construction Ltd.	1,672	66,198

Property & Building Corp. Ltd.*	128	17,885

PSP Swiss Property AG (Registered)	531	67,397

Relo Group, Inc.	2,270	32,781

S IMMO AG	2,564	61,536

Sagax AB, Class B	2,420	62,617

Samhallsbyggnadsbolaget i Norden AB(a)	22,748	72,123

SAMTY Co. Ltd.(a)	8,900	144,257

Savills plc	7,783	105,826

Sella Capital Real Estate Ltd., REIT	76,693	261,416

Selvaag Bolig ASA(a)	11,440	54,827

Shun Tak Holdings Ltd.* (a)	860,000	175,373

Singapore Land Group Ltd.	5,656	10,567

Sino Land Co. Ltd.	97,289	129,452

Sirius Real Estate Ltd.	65,648	100,059

Starts Corp., Inc.	12,900	239,859

Sumitomo Realty & Development Co. Ltd.(a)	11,600	307,459

Summit Real Estate Holdings Ltd.	2,418	57,166

Sun Hung Kai Properties Ltd.	35,500	411,504

Swire Pacific Ltd., Class A	3,500	20,029

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Swire Properties Ltd.	24,800	$59,992

Swiss Prime Site AG (Registered)	1,285	126,428

TAG Immobilien AG	4,270	85,858

Tokyo Tatemono Co. Ltd.	5,200	73,208

Tokyu Fudosan Holdings Corp.	11,200	58,524

Tricon Residential, Inc.(a)	8,256	120,088

UOL Group Ltd.*	6,799	35,942

VGP NV	176	45,861

VIB Vermoegen AG	271	9,792

Vonovia SE*	12,035	482,460

Wallenstam AB, Class B(a)	4,444	49,598

Watkin Jones plc	13,596	42,248

Wharf Real Estate Investment Co. Ltd.	25,000	118,370

Wihlborgs Fastigheter AB(a)	3,652	63,991

Wing Tai Holdings Ltd.	24,000	30,415

YH Dimri Construction & Development Ltd.	452	40,972

Zensun Enterprises Ltd.	144,000	67,355
		12,374,370

Road & Rail – 1.4%

Aurizon Holdings Ltd.	31,840	91,187

Canadian National Railway Co.	10,062	1,189,442

Canadian Pacific Railway Ltd.	14,620	1,074,951

Central Japan Railway Co.(a)	3,700	468,640

ComfortDelGro Corp. Ltd.	18,400	19,587

East Japan Railway Co.	5,700	300,002

Europcar Mobility Group* (b)	237,747	126,058

Firstgroup plc*	31,646	44,817

Fukuyama Transporting Co. Ltd.	1,000	28,095

Hankyu Hanshin Holdings, Inc.	4,500	119,308

Hitachi Transport System Ltd.	1,300	85,690

Keikyu Corp.(a)	5,700	57,678

Keio Corp.(a)	1,800	69,396

Keisei Electric Railway Co. Ltd.(a)	2,900	71,515

Kelsian Group Ltd.(a)	13,288	74,884

Kintetsu Group Holdings Co. Ltd.	3,900	112,431

Investments	Shares	Value

Road & Rail – (continued)

Kyushu Railway Co.	2,100	$41,397

Maruzen Showa Unyu Co. Ltd.	6,600	161,994

MTR Corp. Ltd.	25,764	137,421

Mullen Group Ltd.(a)	32,207	309,709

Nagoya Railroad Co. Ltd.	4,400	71,081

Nankai Electric Railway Co. Ltd.	3,000	53,790

National Express Group plc*	204,336	638,281

Nikkon Holdings Co. Ltd.	24,100	366,448

NIPPON EXPRESS HOLDINGS, Inc.	1,600	94,350

Nishi-Nippon Railroad Co. Ltd.	1,000	20,114

Northgate plc	97,008	483,520

NTG Nordic Transport Group A/S* (a)	792	43,412

Odakyu Electric Railway Co. Ltd.	4,600	70,157

Sakai Moving Service Co. Ltd.	2,900	99,271

Sankyu, Inc.	1,333	40,692

SBS Transit Ltd.	26,000	55,167

Seibu Holdings, Inc.	2,600	26,008

Seino Holdings Co. Ltd.	3,100	25,411

Senko Group Holdings Co. Ltd.(a)	50,900	346,510

Sixt SE*	308	40,453

Sixt SE (Preference)	298	21,723

Stef SA	1,290	127,379

TFI International, Inc.	1,591	128,644

Tobu Railway Co. Ltd.	4,000	90,244

Tokyu Corp.	8,700	106,836

Trancom Co. Ltd.	600	31,445

West Japan Railway Co.	4,300	160,769
		7,725,907

Semiconductors & Semiconductor Equipment – 1.7%

Advantest Corp.	3,100	215,105

AEM Holdings Ltd.	13,200	45,979

AIXTRON SE	7,783	203,214

Alphawave IP Group plc* (a)	19,492	36,708

ams-OSRAM AG*	5,984	74,842

ASM International NV	688	210,411

ASM Pacific Technology Ltd.	5,000	51,012

ASML Holding NV	6,579	3,803,403

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

BE Semiconductor Industries NV(a)	1,505	$93,261

Disco Corp.	600	148,657

Ferrotec Holdings Corp.(a)	14,900	275,551

Furuya Metal Co. Ltd.(a)	1,600	115,962

Infineon Technologies AG	21,113	611,398

Japan Material Co. Ltd.	3,900	59,451

Lasertec Corp.	1,300	177,752

Megachips Corp.	1,000	25,973

Melexis NV	495	43,317

Meyer Burger Technology AG* (a)	160,380	77,327

Mimasu Semiconductor Industry Co. Ltd.	4,600	83,472

Nordic Semiconductor ASA*	3,828	78,663

Nova Ltd.*	352	34,004

Optorun Co. Ltd.	2,900	43,290

REC Silicon ASA* (a)	22,352	39,466

Renesas Electronics Corp.*	23,900	259,735

Rohm Co. Ltd.	1,600	113,121

Sanken Electric Co. Ltd.	1,600	59,648

SCREEN Holdings Co. Ltd.	1,100	91,525

Shinko Electric Industries Co. Ltd.	1,400	61,701

Siltronic AG*	405	38,325

SMA Solar Technology AG	1,100	50,735

SOITEC*	528	96,336

STMicroelectronics NV	10,664	402,018

SUMCO Corp.	5,700	83,459

Tokyo Electron Ltd.	2,600	1,113,368

Tokyo Seimitsu Co. Ltd.	1,600	55,696

Tower Semiconductor Ltd.*	2,191	105,565

Tri Chemical Laboratories, Inc.	1,800	34,302

Ulvac, Inc.	1,000	39,827

X-Fab Silicon Foundries SE* (b)	4,400	31,727
		9,185,306

Software – 1.2%

Altium Ltd.	1,716	40,084

Asseco Poland SA	3,212	56,421

Atoss Software AG	176	25,845

Avast plc(b)	6,996	49,539

Investments	Shares	Value

Software – (continued)

AVEVA Group plc	2,332	$63,680

BlackBerry Ltd.* (a)	8,682	49,930

BrainChip Holdings Ltd.* (a)	89,100	62,053

Bytes Technology Group plc	10,736	60,278

Constellation Software, Inc.(a)	301	476,181

Dassault Systemes SE	11,063	496,422

Descartes Systems Group, Inc. (The)*	1,408	87,903

Digital Arts, Inc.	1,000	56,576

Docebo, Inc.* (a)	1,100	47,346

dotdigital group plc	44	48

Dubber Corp. Ltd.* (a)	23,408	17,467

Dye & Durham Ltd.(a)	3,388	56,226

Enghouse Systems Ltd.(a)	2,552	72,144

FD Technologies plc*	132	3,919

Freee KK*	1,200	35,150

Fuji Soft, Inc.	700	37,442

GB Group plc	18,877	138,290

Hansen Technologies Ltd.(a)	15,092	58,774

Hilan Ltd.	865	50,530

Hut 8 Mining Corp.* (a)	9,856	35,320

Ideagen plc	13,640	40,244

IRESS Ltd.(a)	6,556	51,436

Kape Technologies plc*	8,536	36,866

Kinaxis, Inc.* (a)	520	57,841

Learning Technologies Group plc	20,240	33,365

Lectra	1,188	49,505

Lightspeed Commerce, Inc.* (a)	2,184	49,061

LINK Mobility Group Holding ASA* (a)	24,552	40,874

Magic Software Enterprises Ltd.	2,288	39,686

Micro Focus International plc(a)	140,868	671,537

Miroku Jyoho Service Co. Ltd.	1,000	10,212

Money Forward, Inc.*	1,100	38,036

Nemetschek SE	884	71,137

Netcompany Group A/S* (b)	440	24,798

Nice Ltd.*	1,033	212,471

Open Text Corp.	4,558	183,490

Oracle Corp. Japan	800	51,744

QT Group OYJ*	308	27,333

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Rakus Co. Ltd.	1,600	$19,969

Sage Group plc (The)	16,125	149,286

SAP SE	17,458	1,796,793

SimCorp A/S	660	46,800

Sinch AB* (a) (b)	7,462	33,796

Software AG	1,320	41,135

Systena Corp.(a)	7,600	24,109

TeamViewer AG* (b)	3,960	48,230

Technology One Ltd.	7,884	58,773

Temenos AG (Registered)	1,188	121,535

TomTom NV*	6,776	59,331

Trend Micro, Inc.	2,500	140,090

Truecaller AB, Class B*	3,168	17,986

Vitec Software Group AB, Class B(a)	2,332	118,679

Vobile Group Ltd.* (a) (b) (d)	46,000	22,689

Voyager Digital Ltd.* (a)	53,535	178,443

WiseTech Global Ltd.(a)	3,397	109,285

WithSecure OYJ*	8,140	44,568
		6,798,701

Specialty Retail – 1.7%

ABC-Mart, Inc.	700	28,960

Accent Group Ltd.(a)	26,488	27,012

Adairs Ltd.(a)	53,196	107,363

Alpen Co. Ltd.	4,600	70,122

Arcland Sakamoto Co. Ltd.(a)	12,700	151,839

Aritzia, Inc.*	1,716	61,427

Autobacs Seven Co. Ltd.(a)	27,900	295,022

Bic Camera, Inc.(a)	4,100	34,683

Bilia AB, Class A	3,652	51,275

Carasso Motors Ltd.	9,988	64,294

CECONOMY AG	63,081	218,541

City Chic Collective Ltd.*	15,004	31,881

Clas Ohlson AB, Class B	13,201	151,106

Currys plc	435,461	510,091

DCM Holdings Co. Ltd.	49,700	409,691

Delek Automotive Systems Ltd.	19,839	282,011

Dufry AG (Registered)*	1,188	48,235

Dunelm Group plc	2,604	32,072

Eagers Automotive Ltd.(a)	4,180	39,745

EDION Corp.(a)	30,100	271,820

Investments	Shares	Value

Specialty Retail – (continued)

Fast Retailing Co. Ltd.	1,100	$510,775

Fenix Outdoor International AG	369	33,232

Fielmann AG	607	30,865

Fnac Darty SA	7,439	371,670

Fox Wizel Ltd.	123	18,221

Frasers Group plc*	4,620	39,385

H & M Hennes & Mauritz AB, Class B(a)	11,180	142,904

Hikari Tsushin, Inc.	400	47,082

Hornbach Holding AG & Co. KGaA	3,397	408,896

IDOM, Inc.	20,000	100,340

Industria de Diseno Textil SA(a)	18,060	382,953

JB Hi-Fi Ltd.(a)	2,881	108,450

JD Sports Fashion plc	44,135	73,919

JINS Holdings, Inc.	900	29,662

Joshin Denki Co. Ltd.(a)	8,600	132,093

Joyful Honda Co. Ltd.(a)	23,500	282,776

Kid ASA(b)	11,997	135,982

Kingfisher plc	43,990	139,896

KMD Brands Ltd.	260,752	233,553

Kohnan Shoji Co. Ltd.	10,100	291,946

Komeri Co. Ltd.	12,900	273,015

K’s Holdings Corp.(a)	6,100	60,736

Leon’s Furniture Ltd.	11,841	181,592

Luk Fook Holdings International Ltd.	136,672	314,239

Maisons du Monde SA(b)	2,332	40,149

Mekonomen AB*	15,695	182,859

Musti Group OYJ* (a)	2,068	49,000

Nextage Co. Ltd.	3,200	49,497

Nick Scali Ltd.(a)	6,996	50,861

Nishimatsuya Chain Co. Ltd.(a)	14,200	174,486

Nitori Holdings Co. Ltd.	1,600	164,866

Nojima Corp.	12,900	260,171

Pet Valu Holdings Ltd.	1,716	42,227

Pets at Home Group plc	11,308	44,125

Premier Investments Ltd.	3,036	54,952

Sanrio Co. Ltd.	2,200	46,476

Shimamura Co. Ltd.	500	44,535

Sleep Country Canada Holdings, Inc.(b)	1,760	34,372

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Super Retail Group Ltd.(a)	5,324	$40,105

T-Gaia Corp.	9,600	122,186

USS Co. Ltd.	5,400	90,069

Vivo Energy plc(b)	175,698	319,413

Watches of Switzerland Group plc* (c)	3,344	42,866

WH Smith plc*	1,408	25,729

Yamada Holdings Co. Ltd.	17,300	51,676

Yellow Hat Ltd.	13,100	164,205
		9,326,197

Technology Hardware, Storage & Peripherals – 0.5%

Brother Industries Ltd.	7,600	132,806

Canon, Inc.(a)	25,100	580,229

Eizo Corp.	8,500	222,407

Elecom Co. Ltd.	1,600	19,290

FUJIFILM Holdings Corp.	6,600	365,405

Konica Minolta, Inc.	14,500	50,810

Logitech International SA (Registered)	3,039	201,755

Maxell Ltd.	17,200	154,529

MCJ Co. Ltd.(a)	25,800	169,464

Melco Holdings, Inc.	2,900	88,974

Quadient SA	11,395	214,337

Razer, Inc.* (b) (d)	264,000	94,212

Ricoh Co. Ltd.	17,200	126,252

Riso Kagaku Corp.	1,700	32,055

Seiko Epson Corp.	8,300	116,467

Toshiba TEC Corp.	1,100	37,570

Wacom Co. Ltd.	8,800	64,254
		2,670,816

Textiles, Apparel & Luxury Goods – 1.7%

adidas AG	2,967	606,351

Asics Corp.(a)	3,400	54,270

Brunello Cucinelli SpA*	660	34,298

Burberry Group plc	7,525	150,312

Canada Goose Holdings, Inc.*	2,464	53,982

Chow Sang Sang Holdings International Ltd.	149,000	166,354

Cie Financiere Richemont SA (Registered)	8,385	997,752

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Coats Group plc	98,856	$88,121

Crystal International Group Ltd.(b)	127,500	50,050

Delta Galil Industries Ltd.	1,106	74,140

Descente Ltd.(a)	1,200	23,396

Dr. Martens plc	8,536	22,827

EssilorLuxottica SA – IM	2,578	444,121

EssilorLuxottica SA – MO	2,410	416,450

Gildan Activewear, Inc.	2,703	92,063

Goldwin, Inc.	1,200	60,667

Gunze Ltd.	6,200	179,932

Hermes International	559	699,699

HUGO BOSS AG	1,232	70,002

Japan Wool Textile Co. Ltd. (The)	23,900	178,936

Kering SA	1,204	651,719

LPP SA	24	50,865

LVMH Moet Hennessy Louis Vuitton SE	4,343	2,838,331

Marimekko OYJ	2,420	34,108

Moncler SpA	3,612	191,591

New Wave Group AB, Class B	2,552	44,977

Pandora A/S	1,806	161,101

Puma SE	1,720	128,250

Samsonite International SA* (a) (b)	90,000	200,735

Seiren Co. Ltd.(a)	3,600	57,296

Spinnova OYJ* (a)	2,948	24,880

Stella International Holdings Ltd.	151,000	159,734

Swatch Group AG (The)(a)	473	124,018

Swatch Group AG (The) (Registered)	792	39,622

Tod’s SpA* (a)	245	9,822

Wacoal Holdings Corp.	3,900	55,689
		9,236,461

Thrifts & Mortgage Finance – 0.5%

Aareal Bank AG	4,545	155,925

Deutsche Pfandbriefbank AG(b)	48,246	613,310

Equitable Group, Inc.	9,675	436,418

First National Financial Corp.	1,452	41,263

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Thrifts & Mortgage Finance – (continued)

Genworth Mortgage Insurance Australia Ltd.	135,106	$288,039

Home Capital Group, Inc.	16,211	406,401

Liberty Financial Group Ltd.(b)	27,280	100,810

Mortgage Advice Bureau Holdings Ltd.	2,596	38,786

OSB Group plc	13,068	92,125

Paragon Banking Group plc	99,029	616,681

Resimac Group Ltd.(a)	26,481	30,392
		2,820,150

Tobacco – 0.7%

British American Tobacco plc	51,944	2,186,030

Imperial Brands plc	21,457	448,808

Japan Tobacco, Inc.	25,800	442,778

Scandinavian Tobacco Group A/S, Class A(b)	22,532	473,884

Swedish Match AB(a)	26,617	213,733
		3,765,233

Trading Companies & Distributors – 2.0%

AddTech AB, Class B	4,180	74,907

Ashtead Group plc	6,923	363,231

BayWa AG	1,056	50,521

Beijer Ref AB	4,576	75,228

Bossard Holding AG (Registered), Class A	220	48,050

Brenntag SE	2,155	168,096

Bufab AB	968	32,322

Bunzl plc	5,848	227,827

Diploma plc	1,364	47,231

Electrocomponents plc	5,808	76,930

Ferguson plc	3,741	476,258

Finning International, Inc.	4,018	113,619

Grafton Group plc	5,016	61,704

Hanwa Co. Ltd.	15,700	385,956

Howden Joinery Group plc	11,782	112,629

IMCD NV	1,032	166,246

Inaba Denki Sangyo Co. Ltd.	20,700	408,696

Inabata & Co. Ltd.	17,400	285,658

ITOCHU Corp.(a)	34,200	1,037,931

Kanamoto Co. Ltd.(a)	14,023	210,302

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Kanematsu Corp.	30,100	$312,709

Kloeckner & Co. SE*	29,541	386,125

Marubeni Corp.	41,700	457,844

Mitsubishi Corp.	34,400	1,163,748

Mitsui & Co. Ltd.	37,100	902,014

MonotaRO Co. Ltd.	5,600	97,641

Nagase & Co. Ltd.	2,200	31,652

Nippon Steel Trading Corp.	4,900	200,826

Nishio Rent All Co. Ltd.	8,900	192,755

OEM International AB, Class B	2,244	34,829

Reece Ltd.(a)	5,999	74,648

Rexel SA*	4,641	96,158

Richelieu Hardware Ltd.	2,684	76,590

Russel Metals, Inc.(a)	22,876	612,867

Seven Group Holdings Ltd.(a)	3,036	43,129

Sojitz Corp.	6,899	105,807

Sumitomo Corp.	28,000	445,523

Theme International Holdings Ltd.*	1,720,000	241,137

Thermador Groupe	396	40,105

Toromont Industries Ltd.	1,677	148,392

Toyota Tsusho Corp.	5,200	188,438

Travis Perkins plc	5,412	83,474

Trusco Nakayama Corp.	1,800	28,203

Yamazen Corp.(a)	32,300	239,832

Yuasa Trading Co. Ltd.	8,600	192,498
		10,820,286

Transportation Infrastructure – 0.4%

Aena SME SA* (b)	1,075	154,574

Aeroports de Paris*	555	79,364

Atlantia SpA*	6,579	158,452

Atlas Arteria Ltd.(a)	9,240	45,702

Auckland International Airport Ltd.*	22,876	116,332

Enav SpA* (b)	12,657	58,831

Flughafen Zurich AG (Registered)* (a)	320	54,726

Fraport AG Frankfurt Airport Services Worldwide*	890	48,222

Getlink SE	8,675	159,972

Hamburger Hafen und Logistik AG	1,220	19,975

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Japan Airport Terminal Co. Ltd.*	1,200	$50,015

Kamigumi Co. Ltd.	3,100	52,879

Mitsubishi Logistics Corp.	1,700	39,430

Port of Tauranga Ltd.	5,225	22,010

Qube Holdings Ltd.	36,652	77,098

SATS Ltd.*	19,000	62,604

Sumitomo Warehouse Co. Ltd. (The)	25,800	434,912

Transurban Group	49,165	501,027

Westshore Terminals Investment Corp.(a)	1,647	44,369
		2,180,494

Water Utilities – 0.1%

Pennon Group plc	2,970	41,465

Severn Trent plc	4,042	159,651

United Utilities Group plc	10,965	158,453
		359,569

Wireless Telecommunication Services – 0.9%

Airtel Africa plc(b)	34,804	64,059

Cellcom Israel Ltd.*	32,508	189,704

Freenet AG	2,198	61,007

KDDI Corp.	38,900	1,301,571

Millicom International Cellular SA, SDR* (a)	3,036	69,069

Okinawa Cellular Telephone Co.	4,300	165,614

Orange Belgium SA	1,188	23,086

Partner Communications Co. Ltd.*	6,160	49,036

Rogers Communications, Inc., Class B(a)	5,031	275,474

SoftBank Corp.	64,600	755,395

SoftBank Group Corp.	21,082	857,372

StarHub Ltd.	189,200	172,635

Tele2 AB, Class B(a)	8,052	107,131

Vodafone Group plc	607,160	926,487
		5,017,640
Total Common Stocks (Cost $497,285,840)		541,651,162

Investments	Shares	Value

CLOSED END FUNDS – 0.0%(g)

Independent Power and Renewable Electricity Producers – 0.0%(g)

Renewables Infrastructure Group Ltd. (The) (Cost $50,126)	34,059	$57,727
	Number of Warrants

WARRANTS – 0.0%(g)

Capital Markets – 0.0%(g)

Magellan Financial Group Ltd., expiring 4/16/2027, price 35.00 USD*	329	366

Construction & Engineering – 0.0%

Webuild SpA, expiring 8/2/2030* ‡ (a)	10,785	—
Total Warrants (Cost $—)		366
	Principal Amount

SECURITIES LENDING REINVESTMENTS(h) – 3.6%

REPURCHASE AGREEMENTS – 3.6%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $13,154,929, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 –5/15/2040; total market value $13,240,050	$13,154,710	13,154,710

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(h) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, New York Branch, 0.28%, dated 4/30/2022, due 5/6/2022, repurchase price $2,000,093, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.25%, maturing 4/30/2022 –8/15/2051; total market value $2,025,200	$2,000,000	$2,000,000

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $5,000,111, collateralized by various Common Stocks; total market value $5,452,357	5,000,000	5,000,000
		20,154,710
Total Securities Lending Reinvestments (Cost $20,154,710)		20,154,710
Total Investments – 101.5% (Cost $517,490,676)		561,863,965

Liabilities in excess of other assets – (1.5%)		(8,349,905)
NET ASSETS – 100.0%		$553,514,060

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $79,077,868, collateralized in the form of cash with a value of $20,154,710 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $34,984,751 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – February 15, 2052 and $30,235,958 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $85,375,419.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offer-
ings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $341,957, which represents approximately 0.06% of net assets of the Fund.

(e)	Amount represents less than one share.

(f)	Amount less than one dollar.

(g)	Represents less than 0.05% of net assets.

(h)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $20,154,710.

Percentages shown are based on Net Assets.

Abbreviations

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

DI – Depositary Interest

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,601,111
Aggregate gross unrealized depreciation	(59,445,495)
Net unrealized appreciation	$37,155,616
Federal income tax cost	$524,900,444

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	76	06/17/2022	EUR	$2,995,383	$55,246
FTSE 100 Index	25	06/17/2022	GBP	2,358,143	114,096
Nikkei 225 Index	28	06/09/2022	JPY	2,958,629	187,843
S&P/TSX 60 Index	11	06/16/2022	CAD	2,155,158	(85,627)
SPI 200 Index	9	06/16/2022	AUD	1,184,672	39,767
					$311,325

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	1,339,253	Morgan Stanley	USD	951,643	06/15/2022	$883
USD	391,783	Toronto-Dominion Bank (The)	AUD	520,000	06/15/2022	21,940
USD	193,355	Citibank NA	CAD	245,850	06/15/2022	1,012
USD	496,272	UBS AG	CHF	460,788	06/15/2022	20,471
USD	26,406	BNP Paribas SA	DKK	178,253	06/15/2022	1,074
USD	13,593	Toronto-Dominion Bank (The)	EUR	12,313	06/15/2022	576
USD	1,201,911	Citibank NA	JPY	146,400,000	06/15/2022	70,145
USD	487,137	Bank of New York	NZD	711,055	06/15/2022	25,690
USD	217,927	Citibank NA	SGD	296,100	06/15/2022	3,514
Total unrealized appreciation						$145,305
AUD	568,763	Citibank NA	USD	417,166	06/15/2022	$(12,641)
CAD	1,450,000	Toronto-Dominion Bank (The)	USD	1,152,864	06/15/2022	(18,443)
CHF	370,000	Toronto-Dominion Bank (The)	USD	397,610	06/15/2022	(15,555)
EUR	1,120,000	Toronto-Dominion Bank (The)	USD	1,244,165	06/15/2022	(60,170)
GBP	823,203	Toronto-Dominion Bank (The)	USD	1,078,894	06/15/2022	(45,307)
HKD	362,598	Toronto-Dominion Bank (The)	USD	46,392	06/15/2022	(133)
ILS	366,970	Goldman Sachs & Co.	USD	112,563	06/15/2022	(2,471)
JPY	113,890,889	BNP Paribas SA	USD	976,132	06/15/2022	(95,682)
NOK	1,450,557	Bank of New York	USD	162,431	06/15/2022	(6,714)
SEK	554,576	Citibank NA	USD	57,452	06/15/2022	(753)
SGD	440,000	Citibank NA	USD	325,280	06/15/2022	(6,666)
Total unrealized depreciation						$(264,535)
Net unrealized depreciation						$(119,230)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	6.5%
Austria	0.4
Belgium	1.0
Canada	11.8
Denmark	1.9
Finland	0.8
France	6.9
Germany	5.8
Hong Kong	2.6
Ireland	0.2
Israel	1.3
Italy	2.0
Japan	25.2
Netherlands	2.9
New Zealand	0.4
Norway	1.3
Poland	0.3
Portugal	0.4
Singapore	1.5
Spain	2.0
Sweden	3.0
Switzerland	6.1
United Kingdom	13.6
United States	0.0 †
Other[1]	2.1
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.9%
Closed End Funds	0.0 †
Warrants	0.0 †
Securities Lending Reinvestments	3.6
Others(1)	(1.5)
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.9%

Aerospace & Defense – 0.3%

AECC Aero-Engine Control Co. Ltd., Class A	5,500	$19,872

AECC Aviation Power Co. Ltd., Class A	4,700	26,957

Aselsan Elektronik Sanayi ve Ticaret A/S	6,972	11,498

AVIC Electromechanical Systems Co. Ltd., Class A	5,300	7,982

AviChina Industry & Technology Co. Ltd., Class H	41,000	22,470

Bharat Electronics Ltd.	24,010	74,927

Embraer SA*	16,500	47,346

Hanwha Aerospace Co. Ltd.	899	38,150

Hanwha Systems Co. Ltd.	689	8,612

Hindustan Aeronautics Ltd.(a)	2,256	47,075

Korea Aerospace Industries Ltd.	1,608	56,139

Kuang-Chi Technologies Co. Ltd., Class A*	5,600	11,299

LIG Nex1 Co. Ltd.	5,157	337,094

United Aircraft Corp. PJSC* ‡ (b)	25,155,036	—
		709,421

Air Freight & Logistics – 0.4%

Agility Public Warehousing Co. KSC	23,555	96,080

Aramex PJSC	46,860	52,052

Blue Dart Express Ltd.	265	23,701

Hanjin Transportation Co. Ltd.	3,000	78,702

Hyundai Glovis Co. Ltd.	700	116,481

JD Logistics, Inc.* (a)	16,500	34,572

Kerry Express Thailand PCL, NVDR	38,500	26,416

Kerry TJ Logistics Co. Ltd.	100,000	151,143

SF Holding Co. Ltd., Class A*	5,000	38,940

Sinotrans Ltd., Class A	23,500	13,450

Sinotrans Ltd., Class H	83,000	25,388

YTO Express Group Co. Ltd., Class A	4,700	12,758

Yunda Holding Co. Ltd., Class A	10,600	24,847

ZTO Express Cayman, Inc.	8,800	245,848
		940,378

Investments	Shares	Value

Airlines – 0.2%

Aeroflot PJSC* ‡ (b)	74,029	$—

Air Arabia PJSC	123,926	72,539

AirAsia Group Bhd.*	174,900	28,926

Azul SA (Preference)*	11,700	51,906

China Airlines Ltd.*	61,000	57,636

China Eastern Airlines Corp. Ltd., Class A*	14,300	10,247

China Southern Airlines Co. Ltd., Class A*	14,100	13,914

Controladora Vuela Cia de Aviacion SAB de CV, Class A*	35,000	56,131

Eva Airways Corp.*	53,798	65,067

Gol Linhas Aereas Inteligentes SA (Preference)*	10,600	32,556

Hanjin Kal Corp.*	273	12,498

InterGlobe Aviation Ltd.* (a)	1,913	46,500

Jeju Air Co. Ltd.*	1,962	34,601

Jin Air Co. Ltd.*	658	9,666

Korean Air Lines Co. Ltd.*	3,407	81,784

Pegasus Hava Tasimaciligi A/S*	2,391	21,518

Turk Hava Yollari AO*	16,292	45,248
		640,737

Auto Components – 1.0%

Apollo Tyres Ltd.	137,750	369,412

Autel Intelligent Technology Corp. Ltd., Class A*	2,695	11,485

Balkrishna Industries Ltd.	1,750	49,087

Bharat Forge Ltd.	5,888	54,052

Bosch Ltd.	208	39,432

Cheng Shin Rubber Industry Co. Ltd.	50,000	56,742

DTR Automotive Corp.	1,550	96,258

Endurance Technologies Ltd.(a)	1,456	23,223

Exide Industries Ltd.	25,755	51,616

Fuyao Glass Industry Group Co. Ltd., Class A	4,800	25,906

Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,400	34,901

Halla Holdings Corp.	4,000	133,758

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Hankook & Co. Co Ltd.	907	$10,507

Hankook Tire & Technology Co. Ltd.	2,542	70,532

Hanon Systems	2,756	25,015

Hota Industrial Manufacturing Co. Ltd.	16,134	41,381

Huayu Automotive Systems Co. Ltd., Class A	9,400	27,970

Hyundai Mobis Co. Ltd.	1,950	322,154

Hyundai Wia Corp.	583	30,403

Iljin Hysolus Co. Ltd.*	880	28,306

Kenda Rubber Industrial Co. Ltd.	49,000	52,449

Kordsa Teknik Tekstil A/S	32,850	100,655

Kumho Tire Co., Inc.*	1	3

Mando Corp.	1,155	50,025

Minda Industries Ltd.	1,870	22,376

Minth Group Ltd.	12,000	28,753

Motherson Sumi Systems Ltd.	28,296	50,934

MRF Ltd.	38	36,154

Myoung Shin Industrial Co. Ltd.*	220	3,950

Nan Kang Rubber Tire Co. Ltd.	14,000	18,334

Nexen Tire Corp.	13,315	72,830

Nexteer Automotive Group Ltd.	28,000	16,059

Ningbo Joyson Electronic Corp., Class A	4,700	7,792

S&T Motiv Co. Ltd.	3,100	118,348

Sebang Global Battery Co. Ltd.	605	36,608

Shandong Linglong Tyre Co. Ltd., Class A	5,500	14,838

Sundram Fasteners Ltd.	4,550	47,945

Tianneng Power International Ltd.(c)	312,000	262,049

Tong Yang Industry Co. Ltd.	200,000	225,272

Tube Investments of India Ltd.	1,200	29,287

Weifu High-Technology Group Co. Ltd., Class A	4,700	14,477
		2,711,278

Automobiles – 2.1%

Astra International Tbk. PT	585,000	305,675

Bajaj Auto Ltd.	1,174	57,278

Investments	Shares	Value

Automobiles – (continued)

Brilliance China Automotive Holdings Ltd.*	96,000	$44,160

BYD Co. Ltd., Class A	2,400	88,538

BYD Co. Ltd., Class H	15,000	450,794

China Motor Corp.	5,400	10,791

Chongqing Changan Automobile Co. Ltd., Class A	13,160	20,918

Chongqing Changan Automobile Co. Ltd., Class B	5,300	2,493

Dongfeng Motor Group Co. Ltd., Class H	1,100,000	808,932

DRB-Hicom Bhd.	360,000	114,942

Eicher Motors Ltd.	2,520	86,712

Ford Otomotiv Sanayi A/S	3,071	61,788

Geely Automobile Holdings Ltd.	101,000	160,135

Great Wall Motor Co. Ltd., Class A	4,700	17,710

Great Wall Motor Co. Ltd., Class H(c)	50,000	72,010

Guangzhou Automobile Group Co. Ltd., Class H	82,000	70,753

Hero MotoCorp Ltd.	4,650	152,480

Hyundai Motor Co.	4,300	636,784

Hyundai Motor Co. (2nd Preference)	1,150	87,074

Hyundai Motor Co. (3rd Preference)	54	3,882

Hyundai Motor Co. (Preference)	715	53,739

Kia Corp.	7,950	530,422

Li Auto, Inc., Class A*	10,000	123,309

Mahindra & Mahindra Ltd.	15,800	190,590

Maruti Suzuki India Ltd.	2,250	227,165

NIO, Inc., ADR*	25,200	420,840

Niu Technologies, ADR* (c)	1,135	10,839

Oriental Holdings Bhd.	8,500	13,862

SAIC Motor Corp. Ltd., Class A	25,000	60,536

Sanyang Motor Co. Ltd.	250,000	236,637

Tata Motors Ltd.*	34,600	198,070

Tata Motors Ltd., Class A*	8,230	23,390

Tofas Turk Otomobil Fabrikasi A/S	3,233	17,116

TVS Motor Co. Ltd.	3,564	30,531

UMW Holdings Bhd.	190,000	145,331

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobiles – (continued)

XPeng, Inc., ADR*	3,297	$81,139

XPeng, Inc., Class A* (c)	5,000	65,637

Yadea Group Holdings Ltd.(a)	16,000	24,389

Yulon Motor Co. Ltd.	26,986	36,255
		5,743,646

Banks – 13.6%

Absa Group Ltd.	21,650	235,222

Abu Dhabi Commercial Bank PJSC	85,640	237,355

Abu Dhabi Islamic Bank PJSC	19,571	46,782

AFFIN Bank Bhd.*	194,227	93,689

Agricultural Bank of China Ltd., Class A	401,100	186,332

Agricultural Bank of China Ltd., Class H	900,000	339,530

Akbank TAS, ADR	57,801	67,338

Al Ahli Bank of Kuwait KSCP*	27,390	26,814

Al Rajhi Bank	21,750	1,024,062

Alinma Bank	19,000	209,969

Alliance Bank Malaysia Bhd.	501,800	435,696

Alpha Services and Holdings SA*	64,300	73,667

AMMB Holdings Bhd.*	75,000	63,570

AU Small Finance Bank Ltd.* (a)	2,288	41,606

Axis Bank Ltd.*	41,900	399,363

Banco Bradesco SA	44,000	132,474

Banco Bradesco SA (Preference)	165,242	599,946

Banco Davivienda SA (Preference)	47,000	392,258

Banco de Bogota SA	3,134	39,762

Banco de Chile	1,401,200	139,865

Banco de Credito e Inversiones SA	1,574	48,693

Banco del Bajio SA(a)	335,000	827,138

Banco do Brasil SA	45,000	301,866

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	91,000	193,680

Banco Inter SA*	11,000	33,696

Banco Pan SA (Preference)	10,600	20,035

Investments	Shares	Value

Banks – (continued)

Banco Santander Chile	1,930,150	$92,836

Bancolombia SA	9,000	87,828

Bancolombia SA (Preference)	14,027	135,404

Bandhan Bank Ltd.(a)	12,633	55,263

Bangkok Bank PCL, NVDR	15,300	58,296

Bank Al Habib Ltd.	411,400	151,138

Bank AlBilad*	8,534	117,858

Bank Al-Jazira	6,066	51,186

Bank Central Asia Tbk. PT	1,014,500	568,587

Bank Jago Tbk. PT*	75,000	60,271

Bank Mandiri Persero Tbk. PT	575,000	354,987

Bank Negara Indonesia Persero Tbk. PT	235,000	149,540

Bank of Ayudhya PCL, NVDR	71,400	71,400

Bank of Baroda*	33,636	49,678

Bank of Beijing Co. Ltd., Class A	74,200	51,479

Bank of Changsha Co. Ltd., Class A	9,400	10,603

Bank of Chengdu Co. Ltd., Class A	10,600	27,019

Bank of China Ltd., Class A	205,000	100,524

Bank of China Ltd., Class H	2,400,000	948,236

Bank of Communications Co. Ltd., Class A	120,000	92,546

Bank of Communications Co. Ltd., Class H	651,000	453,849

Bank of Hangzhou Co. Ltd., Class A	18,800	43,611

Bank of India*	5,936	3,739

Bank of Jiangsu Co. Ltd., Class A	53,880	59,958

Bank of Nanjing Co. Ltd., Class A	31,800	56,001

Bank of Ningbo Co. Ltd., Class A	16,650	91,781

Bank of Qingdao Co. Ltd., Class H(a)	53,000	23,912

Bank of Shanghai Co. Ltd., Class A	45,000	44,337

Bank of the Philippine Islands	56,000	101,799

Bank of Zhengzhou Co. Ltd., Class A*	17,490	7,036

Bank of Zhengzhou Co. Ltd., Class H* (a)	116,600	22,737

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Bank Pan Indonesia Tbk. PT*	71,500	$4,981

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,454,660	249,750

Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,580,000	86,646

Bank Rakyat Indonesia Persero Tbk. PT	1,145,019	384,648

Bank Tabungan Negara Persero Tbk. PT	1,945,000	247,536

Banque Saudi Fransi	11,800	170,513

BDO Unibank, Inc.	53,000	131,980

BNK Financial Group, Inc.	11,051	69,333

BOC Hong Kong Holdings Ltd.	105,500	385,230

Boubyan Bank KSCP	18,229	58,354

Burgan Bank SAK	30,004	28,981

Canara Bank*	15,092	45,340

Capitec Bank Holdings Ltd.	1,722	242,047

Chang Hwa Commercial Bank Ltd.	115,722	72,632

China Bohai Bank Co. Ltd., Class H(a) (c)	1,200,000	197,294

China CITIC Bank Corp. Ltd., Class H	250,000	127,770

China Construction Bank Corp., Class A	28,200	25,987

China Construction Bank Corp., Class H	3,200,000	2,279,844

China Everbright Bank Co. Ltd., Class A	120,000	58,114

China Everbright Bank Co. Ltd., Class H	53,000	19,319

China Merchants Bank Co. Ltd., Class A	50,000	303,097

China Merchants Bank Co. Ltd., Class H	119,500	729,536

China Minsheng Banking Corp. Ltd., Class A	85,000	47,746

China Minsheng Banking Corp. Ltd., Class H(c)	200,000	76,216

China Zheshang Bank Co. Ltd., Class A	47,000	23,618

Investments	Shares	Value

Banks – (continued)

China Zheshang Bank Co. Ltd., Class H(c)	53,000	$22,561

Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	11,045

Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	36,660

CIMB Group Holdings Bhd.	232,701	277,948

City Union Bank Ltd.	9,675	17,352

Commercial Bank PSQC (The)	60,629	128,009

Commercial International Bank Egypt SAE	55,400	134,230

Credicorp Ltd.	2,050	284,725

Credit Agricole Egypt SAE	241,835	86,192

Credit Bank of Moscow PJSC* ‡ (b)	229,590	–

CTBC Financial Holding Co. Ltd.	600,000	595,410

DGB Financial Group, Inc.	7,200	51,248

Doha Bank QPSC	41,736	29,797

Dubai Islamic Bank PJSC	78,650	138,112

E.Sun Financial Holding Co. Ltd.	233,879	268,589

Emirates NBD Bank PJSC	74,000	307,238

Eurobank Ergasias Services and Holdings SA* (c)	82,900	87,438

Far Eastern International Bank	58,088	23,649

Federal Bank Ltd.	47,988	60,266

First Abu Dhabi Bank PJSC	78,603	480,214

First Financial Holding Co. Ltd.	312,267	294,517

Grupo Aval Acciones y Valores SA (Preference)	142,166	30,377

Grupo Bolivar SA	825	18,946

Grupo Elektra SAB de CV* (c)	1,000	59,958

Grupo Financiero Banorte SAB de CV, Class O	75,000	495,051

Grupo Financiero Inbursa SAB de CV, Class O* (c)	60,000	101,693

Gulf Bank KSCP	47,580	52,944

Habib Bank Ltd.	311,175	182,349

Haci Omer Sabanci Holding A/S	32,096	43,296

Hana Financial Group, Inc.	9,550	357,365

Hong Leong Bank Bhd.	25,000	120,478

Hong Leong Financial Group Bhd.	5,000	22,281

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Hua Nan Financial Holdings Co. Ltd.	158,473	$127,690

Huaxia Bank Co. Ltd., Class A	47,000	38,887

ICICI Bank Ltd.	92,500	899,437

IDFC First Bank Ltd.*	61,957	32,015

Indian Bank	7,425	15,881

IndusInd Bank Ltd.	11,600	148,493

Industrial & Commercial Bank of China Ltd., Class A	260,000	188,675

Industrial & Commercial Bank of China Ltd., Class H	2,050,000	1,238,442

Industrial Bank Co. Ltd., Class A	55,000	171,003

Industrial Bank of Korea	9,950	89,122

Intercorp Financial Services, Inc.(a)	1,040	28,600

Itau CorpBanca Chile SA	2,260,745	4,611

Itau Unibanco Holding SA (Preference)*	150,000	723,012

Itausa SA	27,014	52,586

Itausa SA (Preference)	147,200	273,760

JB Financial Group Co. Ltd.	1,500	10,689

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	8,229

KakaoBank Corp.*	1,250	42,148

Kasikornbank PCL, NVDR	36,500	163,051

KB Financial Group, Inc.	11,900	554,260

Kiatnakin Phatra Bank PCL, NVDR	9,800	20,673

King’s Town Bank Co. Ltd.	50,000	66,326

Komercni Banka A/S	1,272	42,214

Kotak Mahindra Bank Ltd.	20,150	472,036

Krung Thai Bank PCL, NVDR	119,000	52,812

Kuwait Finance House KSCP	100,732	323,776

Kuwait International Bank KSCP	26,655	21,136

Malayan Banking Bhd.	205,000	427,093

Malaysia Building Society Bhd.	1,091,517	160,462

Masraf Al Rayan QSC	83,000	122,845

MCB Bank Ltd.	16,300	13,241

Meezan Bank Ltd.	43,230	32,617

Mega Financial Holding Co. Ltd.	319,000	450,218

Investments	Shares	Value

Banks – (continued)

Metropolitan Bank & Trust Co.	38,560	$37,744

Moneta Money Bank A/S(a)	18,360	68,882

National Bank of Greece SA*	13,994	56,468

National Bank of Kuwait SAKP	137,238	471,119

Nedbank Group Ltd.	14,266	199,961

O-Bank Co. Ltd.	106,000	34,308

OTP Bank Nyrt.*	6,850	206,338

Ping An Bank Co. Ltd., Class A	40,000	93,032

Piraeus Financial Holdings SA*	28,658	41,963

Postal Savings Bank of China Co. Ltd., Class A	115,000	94,451

Postal Savings Bank of China Co. Ltd., Class H(a) (c)	300,000	229,412

Public Bank Bhd.	465,000	500,942

Punjab National Bank*	43,248	19,858

Qatar International Islamic Bank QSC	9,789	31,046

Qatar Islamic Bank SAQ	38,850	261,258

Qatar National Bank QPSC	135,200	863,156

Qingdao Rural Commercial Bank Corp., Class A	18,800	9,675

RBL Bank Ltd.* (a)	198,401	311,970

Regional SAB de CV	5,500	33,183

RHB Bank Bhd.	70,202	100,784

Riyad Bank	24,711	268,798

Saudi British Bank (The)	7,100	84,898

Saudi Investment Bank (The)	8,657	53,085

Saudi National Bank (The)	39,900	840,381

Sberbank of Russia PJSC‡ (b)	369,050	—

Sberbank of Russia PJSC (Preference)‡ (b)	39,708	—

SCB X PCL, NVDR	48,900	164,190

Security Bank Corp.	2,550	5,031

Shanghai Commercial & Savings Bank Ltd. (The)	121,000	201,150

Shanghai Pudong Development Bank Co. Ltd., Class A	75,000	91,430

Shinhan Financial Group Co. Ltd.	15,700	526,875

SinoPac Financial Holdings Co. Ltd.	350,000	216,705

Standard Bank Group Ltd.	40,817	433,558

State Bank of India	58,250	378,186

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Taichung Commercial Bank Co. Ltd.	90,591	$45,948

Taishin Financial Holding Co. Ltd.	346,566	228,101

Taiwan Business Bank	86,892	37,586

Taiwan Cooperative Financial Holding Co. Ltd.	300,200	290,265

Thanachart Capital PCL, NVDR	19,300	22,681

Tisco Financial Group PCL, NVDR	11,200	29,676

TMBThanachart Bank PCL, NVDR	1,314,800	49,905

Turkiye Garanti Bankasi A/S*	67,350	67,912

Turkiye Halk Bankasi A/S*	28,578	10,407

Turkiye Is Bankasi A/S, Class C	54,084	38,335

Turkiye Vakiflar Bankasi TAO, Class D*	28	8

Union Bank of India Ltd.*	10,017	4,993

Union Bank of Taiwan*	114,325	62,834

United Bank Ltd.	197,871	146,355

VTB Bank PJSC‡ (b)	136,511,531	—

Woori Financial Group, Inc.	18,250	214,321

Yapi ve Kredi Bankasi A/S	42	14

Yes Bank Ltd.*	38,361	6,850
		36,442,365

Beverages – 1.1%

Ambev SA	79,200	232,217

Anadolu Efes Biracilik ve Malt Sanayii A/S	27	54

Anhui Gujing Distillery Co. Ltd., Class B	3,500	46,740

Arca Continental SAB de CV	15,000	95,174

Becle SAB de CV	10,700	26,671

Carabao Group PCL, NVDR	11,600	37,086

China Foods Ltd.	300,000	107,824

China Resources Beer Holdings Co. Ltd.	33,107	196,208

Cia Cervecerias Unidas SA	4,510	30,135

Coca-Cola Femsa SAB de CV	10,000	54,521

Coca-Cola Icecek A/S	2,875	23,920

Distell Group Holdings Ltd.*	3,420	37,432

Investments	Shares	Value

Beverages – (continued)

Embotelladora Andina SA (Preference), Class B	9,513	$17,285

Emperador, Inc.	55,200	20,619

Fomento Economico Mexicano SAB de CV	35,000	263,145

Fraser & Neave Holdings Bhd.	3,700	19,547

Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	5,500	17,960

Heineken Malaysia Bhd.	3,800	20,687

Hite Jinro Co. Ltd.	348	10,335

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	50,710

Kweichow Moutai Co. Ltd., Class A	1,900	527,391

Lotte Chilsung Beverage Co. Ltd.	150	21,736

Luzhou Laojiao Co. Ltd., Class A	2,400	76,780

Nongfu Spring Co. Ltd., Class H(a)	33,200	177,718

Osotspa PCL, NVDR	31,700	32,394

Radico Khaitan Ltd.	4,450	52,384

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	80,935

Tsingtao Brewery Co. Ltd., Class H(c)	8,000	65,714

United Breweries Ltd.	1,379	28,609

United Spirits Ltd.*	5,697	64,305

Varun Beverages Ltd.	1,741	24,678

Vina Concha y Toro SA	219,226	321,238

Wuliangye Yibin Co. Ltd., Class A	6,100	150,143

Yantai Changyu Pioneer Wine Co. Ltd., Class B	15,000	21,488
		2,953,783

Biotechnology – 0.6%

3SBio, Inc.* (a) (c)	45,980	32,524

ABLBio, Inc.*	1,585	31,990

Adimmune Corp.	19,000	26,171

Akeso, Inc.* (a) (c)	11,000	20,973

Alphamab Oncology* (a) (c)	24,000	24,746

Alteogen, Inc.*	780	35,957

Amicogen, Inc.*	514	13,055

Anterogen Co. Ltd.*	477	9,267

AptaBio Therapeutics, Inc.*	954	14,887

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Ascentage Pharma Group International* (a) (c)	11,000	$18,955

BeiGene Ltd.* (c)	12,000	159,977

Beijing Tiantan Biological Products Corp. Ltd., Class A	5,300	15,875

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,015	24,870

Biocon Ltd.*	6,644	32,024

Bioneer Corp.*	1,265	30,769

BNC Korea Co. Ltd.*	2,035	17,498

Brii Biosciences Ltd.*	16,500	17,875

Burning Rock Biotech Ltd., ADR*	1,431	7,885

Cellid Co. Ltd.*	39	756

Celltrion, Inc.	1,737	243,401

CrystalGenomics, Inc.*	5,353	21,821

CStone Pharmaceuticals* (a) (b)	25,000	16,059

Daan Gene Co. Ltd., Class A	8,000	21,849

Eubiologics Co. Ltd.*	935	14,256

GC Cell Corp.*	474	25,210

GeneOne Life Science, Inc.*	3,823	34,090

Genetron Holdings Ltd., ADR*	4,943	8,502

Genexine, Inc.*	282	9,093

Green Cross Corp.	163	24,463

Green Cross Holdings Corp.	1,219	21,498

Helixmith Co. Ltd.*	1,890	31,676

Hualan Biological Engineering, Inc., Class A	5,300	13,429

Hugel, Inc.*	126	12,580

I-Mab, ADR* (c)	742	9,305

Immunotech Biopharm Ltd.*	25,000	16,887

Innovent Biologics, Inc.* (a)	25,000	80,135

iNtRON Biotechnology, Inc.*	1,643	23,612

Jacobio Pharmaceuticals Group Co. Ltd.* (a)	16,500	16,929

Kintor Pharmaceutical Ltd.* (a) (c)	7,000	20,252

L&C Bio Co. Ltd.	1,325	42,250

Medigen Vaccine Biologics Corp.*	3,000	25,496

MedPacto, Inc.*	235	5,997

Medy-Tox, Inc.*	120	13,070

Investments	Shares	Value

Biotechnology – (continued)

Naturecell Co. Ltd.*	2,743	$37,563

NKMax Co. Ltd.*	1,797	30,188

OBI Pharma, Inc.*	10,354	39,167

OliX Pharmaceuticals, Inc.*	901	16,858

Pharmicell Co. Ltd.*	2,919	26,610

Remegen Co. Ltd., Class H* (a) (c)	7,500	32,309

Seegene, Inc.	963	31,090

Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	16,130

Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	7,706

SillaJen, Inc.* ‡	2,522	12,148

SK Bioscience Co. Ltd.*	450	48,547

Taigen Biopharmaceuticals Holdings Ltd.*	44,000	25,899

TaiMed Biologics, Inc.*	1,000	2,124

Vaxcell-Bio Therapeutics Co. Ltd.*	371	13,292

Zai Lab Ltd.* (c)	13,500	56,693

Zhejiang Orient Gene Biotech Co. Ltd., Class A	550	15,298
		1,699,536

Building Products – 0.3%

Astral Ltd.	1,766	49,749

Beijing New Building Materials plc, Class A	5,300	23,358

Blue Star Ltd.	2,703	40,181

China Lesso Group Holdings Ltd.	33,000	41,849

Kajaria Ceramics Ltd.	2,608	35,260

KCC Glass Corp.	4,500	222,850

Kyung Dong Navien Co. Ltd.	208	8,512

Luoyang Glass Co. Ltd., Class H* (c)	18,000	24,547

LX Hausys Ltd.	2,200	103,519

Taiwan Glass Industry Corp.	48,000	36,559

Xinyi Glass Holdings Ltd.	50,000	112,539

Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,300	15,280

Zhuzhou Kibing Group Co. Ltd., Class A	5,300	8,939
		723,142

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – 2.1%

Aju IB Investment Co. Ltd.	20,700	$65,099

B3 SA – Brasil Bolsa Balcao	110,000	295,424

Banco BTG Pactual SA*	20,000	93,251

Bangkok Commercial Asset Management PCL, NVDR	26,500	14,855

Bolsa Mexicana de Valores SAB de CV	26,600	52,696

Boursa Kuwait Securities Co. KPSC	2,016	17,433

Bursa Malaysia Bhd.	8,000	12,845

Caitong Securities Co. Ltd., Class A	12,220	13,209

Capital Securities Corp.	100,000	53,265

Changjiang Securities Co. Ltd., Class A	14,100	11,880

China Bills Finance Corp.	53,000	31,826

China Cinda Asset Management Co. Ltd., Class H	3,800,000	644,138

China Everbright Ltd.	356,000	344,378

China Galaxy Securities Co. Ltd., Class A	5,200	7,326

China Galaxy Securities Co. Ltd., Class H	131,000	71,793

China International Capital Corp. Ltd., Class H(a)	37,200	75,480

China Merchants Securities Co. Ltd., Class A	21,220	41,138

China Merchants Securities Co. Ltd., Class H(a)	16,600	17,370

China Renaissance Holdings Ltd.* (a) (c)	75,100	96,481

CITIC Securities Co. Ltd., Class A	17,475	52,237

CITIC Securities Co. Ltd., Class H	44,073	97,851

Coronation Fund Managers Ltd.	7,009	18,533

CSC Financial Co. Ltd., Class A	11,000	36,038

CSC Financial Co. Ltd., Class H(a)	400,000	371,137

Daishin Securities Co. Ltd.	212	2,979

Daishin Securities Co. Ltd. (Preference)	530	6,456

Investments	Shares	Value

Capital Markets – (continued)

Daou Data Corp.	6,500	$72,970

Daou Technology, Inc.	9,678	159,887

Dhani Services Ltd.*	14,469	10,505

Dubai Financial Market PJSC	67,052	48,741

Edelweiss Financial Services Ltd.	49,005	38,689

Egyptian Financial Group-Hermes Holding Co.*	329,568	303,188

Everbright Securities Co. Ltd., Class A	9,400	16,240

Founder Securities Co. Ltd., Class A	14,100	13,100

GF Securities Co. Ltd., Class A	14,100	34,399

GF Securities Co. Ltd., Class H	44,000	55,630

Glory Sun Financial Group Ltd.* (c)	1,272,000	12,321

Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	8,640	9,680

Guosen Securities Co. Ltd., Class A	14,100	20,764

Guotai Junan International Holdings Ltd.(c)	1,235,000	135,366

Guotai Junan Securities Co. Ltd., Class A	20,000	44,330

Guotai Junan Securities Co. Ltd., Class H(a)	21,200	27,560

Haitong Securities Co. Ltd., Class A	18,800	25,830

Haitong Securities Co. Ltd., Class H	100,000	70,353

Hanwha Investment & Securities Co. Ltd.	5,088	19,485

HDFC Asset Management Co. Ltd.(a)	1,717	45,860

Huatai Securities Co. Ltd., Class A	24,100	48,844

Huatai Securities Co. Ltd., Class H(a)	47,000	65,293

IBF Financial Holdings Co. Ltd.	49,893	27,168

ICICI Securities Ltd.(a)	1,880	13,790

IDFC Ltd.	70,150	52,400

Indian Energy Exchange Ltd.(a)	14,850	41,679

Industrial Securities Co. Ltd., Class A	26,500	26,190

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Investec Ltd.	13,000	$79,095

Is Yatirim Menkul Degerler A/S*	57,900	80,053

JM Financial Ltd.	203,050	204,132

JSE Ltd.	38,345	269,109

KIWOOM Securities Co. Ltd.	640	48,560

Korea Investment Holdings Co. Ltd.	1,250	70,263

Meritz Securities Co. Ltd.	6,708	34,982

Mirae Asset Securities Co. Ltd.	7,045	45,153

Mirae Asset Securities Co. Ltd. (2nd Preference)	6,840	24,125

Moscow Exchange MICEX-RTS PJSC‡ (b)	29,911	—

Multi Commodity Exchange of India Ltd.	583	10,908

Nanjing Securities Co. Ltd., Class A	9,400	10,660

NH Investment & Securities Co. Ltd.	5,150	44,488

Nippon Life India Asset Management Ltd.(a)	5,244	21,712

Noah Holdings Ltd., ADR*	1,113	20,001

Orient Securities Co. Ltd., Class A	9,400	13,072

Orient Securities Co. Ltd., Class H(a) (c)	20,400	12,454

President Securities Corp.	53,000	37,401

PSG Konsult Ltd.	3,256	2,783

Reinet Investments SCA	3,950	80,168

Samsung Securities Co. Ltd.	2,050	64,797

Saratoga Investama Sedaya Tbk. PT	27,500	6,905

SDIC Capital Co. Ltd., Class A	14,288	13,926

Shenwan Hongyuan Group Co. Ltd., Class A	47,900	29,742

Shenwan Hongyuan Group Co. Ltd., Class H(a) (c)	75,200	15,814

Shinyoung Securities Co. Ltd.*	1,650	75,800

Sinolink Securities Co. Ltd., Class A	9,400	11,773

SPIC Dongfang New Energy Corp., Class A	25,000	16,510

Investments	Shares	Value

Capital Markets – (continued)

Tata Liquid Fund* ‡	5,000	$—

UTI Asset Management Co. Ltd.	1,378	14,275

Western Securities Co. Ltd., Class A	10,000	9,473

Woori Investment Bank Co. Ltd.	6,985	4,816

Woori Technology Investment Co. Ltd.*	3,763	24,418

Yangzijiang Financial Holding Pte. Ltd.*	95,000	37,494

Yuanta Securities Korea Co. Ltd.	40,334	114,965

Zheshang Securities Co. Ltd., Class A	4,700	6,572

Zhongtai Securities Co. Ltd., Class A	15,900	17,476
		5,559,255

Chemicals – 4.1%

Aarti Industries Ltd.	4,300	49,948

Advanced Petrochemical Co.	2,025	36,226

AECI Ltd.	48,150	310,005

Alkyl Amines Chemicals	220	9,151

Alpek SAB de CV(c)	163,200	220,308

Alujain Holding	795	16,299

Asia Polymer Corp.	150,000	186,256

Asian Paints Ltd.	8,500	359,959

Atul Ltd.	259	30,334

Balaji Amines Ltd.	742	31,368

Barito Pacific Tbk. PT	474,700	27,833

Batu Kawan Bhd.	6,300	42,140

Bayer CropScience Ltd.	141	8,577

Berger Paints India Ltd.	5,245	49,261

Boubyan Petrochemicals Co. KSCP	7,344	24,348

Braskem SA (Preference), Class A	5,500	44,669

Carborundum Universal Ltd.	5,200	52,165

Castrol India Ltd.	6,655	9,411

Chambal Fertilizers and Chemicals Ltd.	72,750	435,448

Chandra Asri Petrochemical Tbk. PT	41,200	28,562

Chemplast Sanmar Ltd.*	17,000	132,188

China Lumena New Materials Corp.* ‡	22,200	—

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

China Man-Made Fiber Corp.	629,042	$183,321

China Petrochemical Development Corp.*	85,254	34,130

China Risun Group Ltd.(a) (c)	55,000	27,829

China Steel Chemical Corp.	12,000	46,615

Chunbo Co. Ltd.	141	31,377

CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	5,500	6,120

Coromandel International Ltd.	1,898	22,211

D&L Industries, Inc.	110,800	15,175

DCM Shriram Ltd.	1,375	21,335

Deepak Nitrite Ltd.	1,909	58,102

Dongjin Semichem Co. Ltd.	1,196	36,280

Dongyue Group Ltd.(c)	42,000	50,585

Ecopro Co. Ltd.	631	43,205

Egypt Kuwait Holding Co. SAE	10,969	14,150

EID Parry India Ltd.	7,975	55,392

Engro Corp. Ltd.	134,984	201,840

Engro Fertilizers Ltd.	244,146	125,063

Fauji Fertilizer Co. Ltd.	286,342	185,448

Finolex Industries Ltd.	19,195	39,222

Foosung Co. Ltd.	1,768	26,886

Formosa Chemicals & Fibre Corp.	69,000	187,040

Formosa Plastics Corp.	86,000	307,815

Grand Pacific Petrochemical	350,000	309,325

Guangzhou Tinci Materials Technology Co. Ltd., Class A*	700	7,962

Gujarat Fluorochemicals Ltd.	715	26,226

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,750	441,151

Hangzhou Oxygen Plant Group Co. Ltd.	5,000	19,804

Hansol Chemical Co. Ltd.	232	45,532

Hanwha Solutions Corp.*	3,142	80,051

HDC Holdings Co. Ltd.	16,791	96,655

Hengli Petrochemical Co. Ltd., Class A	15,000	47,708

Hengyi Petrochemical Co. Ltd., Class A	14,100	16,311

Huabao International Holdings Ltd.(c)	17,000	9,382

Investments	Shares	Value

Chemicals – (continued)

Huafon Chemical Co. Ltd., Class A	5,300	$6,276

Hyosung Advanced Materials Corp.	55	20,931

Hyosung Chemical Corp.*	801	145,086

Hyosung TNC Corp.	110	36,214

Indorama Ventures PCL, NVDR	68,000	89,839

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	15,591

International CSRC Investment Holdings Co.	53,000	41,986

Jiangsu Eastern Shenghong Co. Ltd., Class A	5,300	9,857

Jubilant Ingrevia Ltd.	6,490	42,718

Kansai Nerolac Paints Ltd.	2,196	13,489

KCC Corp.	106	28,905

Kolon Industries, Inc.	674	33,432

Korea Petrochemical Ind Co. Ltd.	2,075	251,115

KuibyshevAzot PJSC‡ (b)	9,900	—

Kumho Petrochemical Co. Ltd.	450	55,354

LB Group Co. Ltd., Class A	4,700	13,058

LG Chem Ltd.	850	351,234

LG Chem Ltd. (Preference)	170	33,838

Linde India Ltd.	624	29,237

Lotte Chemical Corp.	500	78,224

LOTTE Fine Chemical Co. Ltd.	397	25,761

Luxi Chemical Group Co. Ltd., Class A* (b)	10,800	29,841

Mesaieed Petrochemical Holding Co.	69,776	49,624

Miwon Commercial Co. Ltd.	212	28,947

Nan Pao Resins Chemical Co. Ltd.	19,000	78,964

Nan Ya Plastics Corp.	100,000	294,143

Nantex Industry Co. Ltd.	7,000	13,038

National Industrialization Co.*	5,584	30,728

Navin Fluorine International Ltd.	645	33,175

Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	22,690

Nizhnekamskneftekhim PJSC‡ (b)	28,600	—

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Nizhnekamskneftekhim PJSC (Preference)‡ (b)	26,400	$—

OCI Co. Ltd.	333	27,971

Omnia Holdings Ltd.	11,250	59,329

Orbia Advance Corp. SAB de CV	30,533	73,458

Organichesky Sintez PJSC‡ (b)	11,550	—

Oriental Union Chemical Corp.*	38,000	26,429

Petkim Petrokimya Holding A/S*	57,016	36,614

Petronas Chemicals Group Bhd.	50,000	117,377

PhosAgro PJSC‡ (b)	1,540	—

PI Advanced Materials Co. Ltd.	520	19,852

PI Industries Ltd.	1,314	48,955

Pidilite Industries Ltd.	3,250	103,045

PTT Global Chemical PCL, NVDR	64,500	94,161

Rain Industries Ltd.	89,900	201,692

Rongsheng Petrochemical Co. Ltd., Class A	25,000	52,072

SABIC Agri-Nutrients Co.	3,750	162,565

Sahara International Petrochemical Co.	5,394	82,403

Sasa Polyester Sanayi A/S*	4,051	17,452

Sasol Ltd.*	17,792	441,846

Satellite Chemical Co. Ltd., Class A	2,380	13,022

Saudi Basic Industries Corp.	15,950	557,068

Saudi Industrial Investment Group	6,889	60,610

Saudi Kayan Petrochemical Co.*	16,300	82,048

Scientex Bhd.	26,100	22,842

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	28,013

Shanghai Putailai New Energy Technology Co. Ltd., Class A*	1,400	25,237

Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	99,744

Shinkong Synthetic Fibers Corp.	53,000	35,513

Investments	Shares	Value

Chemicals – (continued)

Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	$14,516

Sinofert Holdings Ltd.* (c)	622,000	104,642

SK Chemicals Co. Ltd.	412	41,823

SK IE Technology Co. Ltd.* (a)	165	16,684

SKC Co. Ltd.	440	53,073

Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,513	186,475

Solar Industries India Ltd.	1,040	37,562

Soulbrain Co. Ltd.	141	27,616

Soulbrain Holdings Co. Ltd.	3,350	75,748

SRF Ltd.	2,640	86,778

Sumitomo Chemical India Ltd.	2,585	14,522

Supreme Industries Ltd.	1,204	30,664

Taekwang Industrial Co. Ltd.	100	80,892

Taiwan Fertilizer Co. Ltd.	24,000	60,986

Tata Chemicals Ltd.	3,975	48,888

TKG Huchems Co. Ltd.	2,002	35,704

Tongkun Group Co. Ltd., Class A	9,400	21,677

TSRC Corp.	47,000	51,344

Unid Co. Ltd.	2,750	279,160

Unipar Carbocloro SA (Preference), Class B	3,056	59,248

UPL Ltd.	9,600	103,344

USI Corp.	28,000	27,501

Wanhua Chemical Group Co. Ltd., Class A	5,000	59,094

Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	11,892

Yanbu National Petrochemical Co.	5,550	90,409

Yung Chi Paint & Varnish Manufacturing Co. Ltd.	41,000	100,986

Yunnan Energy New Material Co. Ltd.*	900	27,730

Zhejiang Longsheng Group Co. Ltd., Class A	9,400	14,370

Zhejiang Yongtai Technology Co. Ltd., Class A*	2,800	10,712
		11,090,357

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – 0.2%

China Everbright Environment Group Ltd.	100,000	$59,392

Cleanaway Co. Ltd.	6,000	40,813

Dynagreen Environmental Protection Group Co. Ltd., Class H(a) (c)	50,000	21,667

Frontken Corp. Bhd.	44,000	28,198

GPS Participacoes e Empreendimentos SA(d)	14,100	42,651

Indian Railway Catering & Tourism Corp. Ltd.	5,500	53,671

KEPCO Plant Service & Engineering Co. Ltd.	954	28,939

PNB Holdings Corp.*	46,815	37,436

S-1 Corp.	347	19,035

Saudi Airlines Catering Co.*	2,350	59,333

Taiwan Secom Co. Ltd.	3,165	11,758
		402,893

Communications Equipment – 0.5%

Accton Technology Corp.	9,000	71,144

Ace Technologies Corp.*	705	5,866

Addsino Co. Ltd., Class A	5,300	7,233

Advanced Ceramic X Corp.	2,000	16,658

Arcadyan Technology Corp.*	76,000	330,037

BYD Electronic International Co. Ltd.(c)	24,500	50,148

D-Link Corp.	48,760	28,040

Glarun Technology Co. Ltd., Class A	10,600	23,076

KMW Co. Ltd.*	563	14,792

Seojin System Co. Ltd.	1,590	24,622

Sercomm Corp.	100,000	282,947

Sterlite Technologies Ltd.	11,660	29,462

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	3,762

Wistron NeWeb Corp.	140,000	364,303

ZTE Corp., Class A	4,700	17,217

ZTE Corp., Class H	10,600	22,534
		1,291,841

Investments	Shares	Value

Construction & Engineering – 1.3%

BES Engineering Corp.	105,000	$34,020

CH Karnchang PCL, NVDR	44,000	25,051

China Communications Services Corp. Ltd., Class H	1,046,000	478,596

China Conch Venture Holdings Ltd.	50,000	130,319

China Energy Engineering Corp. Ltd., Class H(c)	2,500,000	347,304

China Railway Group Ltd., Class A	47,000	50,518

China Railway Group Ltd., Class H	100,000	70,225

Continental Holdings Corp.	200,000	181,167

CTCI Corp.	265,000	418,958

Daewoo Engineering & Construction Co. Ltd.*	3,901	21,027

DL Construction Co. Ltd.	3,900	84,459

DL E&C Co. Ltd.	1,300	62,412

DL Holdings Co. Ltd.	397	19,566

Ellaktor SA*	94,545	136,046

Gamuda Bhd.	48,221	41,204

Greentown Management Holdings Co. Ltd.(a)	53,000	40,327

GS Engineering & Construction Corp.	2,500	83,698

HDC Hyundai Development Co-Engineering & Construction, Class E	136	1,624

Hyundai Engineering & Construction Co. Ltd.	2,326	82,503

IJM Corp. Bhd.	78,400	33,136

IS Dongseo Co. Ltd.	808	34,482

KEC International Ltd.	6,678	34,712

KEPCO Engineering & Construction Co., Inc.	382	22,385

KNR Constructions Ltd.	6,325	22,369

Larsen & Toubro Ltd.	12,804	283,801

Larsen & Toubro Ltd., GDR(a)	296	6,542

Malaysian Resources Corp. Bhd.	85,090	7,525

Metallurgical Corp. of China Ltd., Class A	65,800	34,863

Metallurgical Corp. of China Ltd., Class H	106,000	27,425

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

NBCC India Ltd.	41,870	$20,759

Power Construction Corp. of China Ltd., Class A	37,600	44,296

Rail Vikas Nigam Ltd.(a)	196,250	86,389

Samsung Engineering Co. Ltd.*	2,900	60,032

Shanghai Construction Group Co. Ltd., Class A	23,500	11,559

Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	12,544

Sichuan Road & Bridge Co. Ltd., Class A	22,000	34,935

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	6,793

Tekfen Holding A/S	95,700	126,582

TY Holdings Co. Ltd.*	753	15,228

United Integrated Services Co. Ltd.	6,000	36,539

Voltas Ltd.	4,050	66,838

Waskita Karya Persero Tbk. PT*	603,196	22,052

Wijaya Karya Persero Tbk. PT*	281,200	18,427

Xinte Energy Co. Ltd., Class H(c)	100,000	222,784
		3,602,021

Construction Materials – 1.7%

ACC Ltd.	1,404	42,774

Ambuja Cements Ltd.	11,597	56,466

Anhui Conch Cement Co. Ltd., Class A	10,000	60,665

Anhui Conch Cement Co. Ltd., Class H	40,500	221,440

Arabian Cement Co.	2,310	25,836

Asia Cement China Holdings Corp.	182,500	118,625

Asia Cement Co. Ltd.	7,800	95,016

Asia Cement Corp.	96,000	156,659

BBMG Corp., Class A	42,300	17,981

Birla Corp. Ltd.	2,530	36,011

Cementos Argos SA	22,735	34,320

Cemex SAB de CV* (c)	436,700	192,153

Chia Hsin Cement Corp.	250,000	168,360

China Jushi Co. Ltd., Class A	5,143	12,282

Investments	Shares	Value

Construction Materials – (continued)

China National Building Material Co. Ltd., Class H	136,050	$183,107

China Resources Cement Holdings Ltd.	100,000	83,480

China Tianrui Group Cement Co. Ltd.*	400,000	299,765

CSG Holding Co. Ltd., Class A	16,200	13,822

Dalmia Bharat Ltd.	1,710	33,983

GCC SAB de CV	7,800	51,585

Goldsun Building Materials Co. Ltd.	50,000	49,617

Grasim Industries Ltd.	6,100	135,043

Grupo Argos SA	146,200	529,232

Hanil Cement Co. Ltd.	12,850	211,268

HLB Global Co. Ltd.*	2,640	16,710

Huaxin Cement Co. Ltd., Class A	3,700	12,245

Huaxin Cement Co. Ltd., Class H*	10,400	19,352

Indocement Tunggal Prakarsa Tbk. PT	32,900	23,772

JK Cement Ltd.	530	18,353

Lucky Cement Ltd.*	5,787	17,658

Nuh Cimento Sanayi A/S	28,500	91,317

Oyak Cimento Fabrikalari A/S*	149,600	108,152

POSCO Chemical Co. Ltd.	385	41,688

Qassim Cement Co. (The)	2,600	55,732

Ramco Cements Ltd. (The)*	2,289	23,797

Saudi Cement Co.	2,022	31,159

Semen Indonesia Persero Tbk. PT	57,600	25,429

Shree Cement Ltd.	200	67,820

Siam Cement PCL (The), NVDR	11,400	123,153

Southern Province Cement Co.	1,634	29,101

SSANGYONG C&E Co. Ltd.	290	1,914

Taiwan Cement Corp.	166,452	259,203

Tangshan Jidong Cement Co. Ltd., Class A	4,700	7,670

Tipco Asphalt PCL, NVDR	265,100	126,164

TPI Polene PCL, NVDR	1,990,100	87,158

UltraTech Cement Ltd.	2,152	186,654

Union Andina de Cementos SAA	379,200	197,500

Universal Cement Corp.	200,000	137,741

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

Yamama Cement Co.*	3,763	$35,064

Yanbu Cement Co.	2,888	32,493
		4,606,489

Consumer Finance – 0.8%

360 DigiTech, Inc., ADR	3,150	45,455

AEON Credit Service M Bhd.	45,000	164,351

Bajaj Finance Ltd.	4,750	414,574

BFI Finance Indonesia Tbk. PT	335,500	29,738

Cholamandalam Investment and Finance Co. Ltd.	7,750	74,897

CreditAccess Grameen Ltd.*	1,166	15,805

Differ Group Holding Co. Ltd.* (c)	166,000	43,583

FinVolution Group, ADR	57,550	216,388

JMT Network Services PCL, NVDR	16,500	41,912

Krungthai Card PCL, NVDR	21,200	35,746

Lufax Holding Ltd., ADR(c)	20,300	112,665

Mahindra & Mahindra Financial Services Ltd.	20,141	48,256

Manappuram Finance Ltd.	218,739	329,357

Muangthai Capital PCL, NVDR	16,500	22,281

Muthoot Finance Ltd.	2,226	36,777

Ngern Tid Lor PCL, NVDR	23,692	25,421

Poonawalla Fincorp Ltd.*	5,720	22,931

Ratchthani Leasing PCL, NVDR	203,500	26,024

Samsung Card Co. Ltd.	1,140	30,361

SBI Cards & Payment Services Ltd.	5,050	54,888

Shriram City Union Finance Ltd.	1,925	43,027

Shriram Transport Finance Co. Ltd.	4,600	72,335

Srisawad Corp. PCL, NVDR	26,403	41,435

Sundaram Finance Ltd.	1,445	38,028

Transaction Capital Ltd.	15,500	49,500

Yixin Group Ltd.* (a)	15,500	1,580

Yulon Finance Corp.	1,391	10,925
		2,048,240

Containers & Packaging – 0.2%

Cheng Loong Corp.	16,000	18,157

Klabin SA	15,000	62,820

Investments	Shares	Value

Containers & Packaging – (continued)

Polyplex Thailand PCL, NVDR	197,000	$143,796

SCG Packaging PCL, NVDR	33,400	53,879

Taiwan Hon Chuan Enterprise Co. Ltd.	118,000	301,851

Ton Yi Industrial Corp.	53,000	28,500
		609,003

Distributors – 0.1%

Wuchan Zhongda Group Co. Ltd., Class A	13,800	10,370

Xinhua Winshare Publishing and Media Co. Ltd., Class H	200,000	143,510
		153,880

Diversified Consumer Services – 0.2%

17 Education & Technology Group, Inc., ADR*	1	1

Advtech Ltd.	24,310	27,359

Cairo Investment & Real Estate Development Co. SAE	14,617	9,566

China Education Group Holdings Ltd.(a)	26,000	22,567

China Kepei Education Group Ltd.(a) (c)	200,000	56,079

China Yuhua Education Corp. Ltd.(a) (c)	702,000	124,364

Cogna Educacao*	33,000	16,326

Fu Shou Yuan International Group Ltd.	55,000	38,203

Hope Education Group Co. Ltd.(a) (c)	202,000	12,486

Humansoft Holding Co. KSC	1,431	15,765

Lung Yen Life Service Corp.	2,000	3,260

MegaStudyEdu Co. Ltd.	385	29,212

New Oriental Education & Technology Group, Inc.*	33,000	39,535

Offcn Education Technology Co. Ltd., Class A*	4,700	3,268

TAL Education Group, ADR* (c)	20,285	68,766

YDUQS Participacoes SA	10,500	34,179
		500,936

Diversified Financial Services – 0.9%

AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	13,735

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – (continued)

Bajaj Finserv Ltd.	644	$125,621

Bajaj Holdings & Investment Ltd.	750	50,719

Chailease Holding Co. Ltd.	27,883	223,722

China Shandong Hi-Speed Financial Group Ltd.* (c)	306,000	36,660

Corp. Financiera Colombiana SA*	3,252	23,708

Far East Horizon Ltd.(c)	55,000	44,933

FirstRand Ltd.	171,750	743,739

Genertec Universal Medical Group Co. Ltd.(a)	390,000	252,009

Grupo de Inversiones Suramericana SA	4,400	44,354

Grupo de Inversiones Suramericana SA (Preference)	42	231

L&T Finance Holdings Ltd.*	26,381	30,214

Meritz Financial Group, Inc.	947	28,538

Metro Pacific Investments Corp.	381,000	27,733

National Investments Co.	113,150	156,553

NICE Holdings Co. Ltd.	6,563	89,092

Piramal Enterprises Ltd.	2,112	59,678

Power Finance Corp. Ltd.	36,542	56,288

REC Ltd.	22,048	36,630

Remgro Ltd.	16,350	147,216

Yuanta Financial Holding Co. Ltd.	400,000	354,871
		2,546,244

Diversified Telecommunication Services – 1.4%

AL Yah Satellite Communications Co. PJSC	43,340	31,387

Asia Pacific Telecom Co. Ltd.*	68,164	17,483

China Tower Corp. Ltd., Class H(a)	800,000	93,804

Chunghwa Telecom Co. Ltd.	74,000	328,883

CITIC Telecom International Holdings Ltd.	732,000	263,090

Converge Information and Communications Technology Solutions, Inc.*	60,500	33,376

Emirates Telecommunications Group Co. PJSC	59,400	566,015

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Hellenic Telecommunications Organization SA	7,550	$146,554

HFCL Ltd.	22,055	21,408

Indus Towers Ltd.*	17,200	47,026

KT Corp.	3,250	92,635

LG Uplus Corp.	7,617	84,903

Link Net Tbk. PT	370,000	117,148

Magyar Telekom Telecommunications plc	169,334	183,485

Oi SA*	268,200	42,243

Ooredoo QPSC	23,350	48,018

Operadora de Sites Mexicanos SA de CV, REIT(c)	22,200	27,107

Rostelecom PJSC‡ (b)	33,770	—

Rostelecom PJSC (Preference)‡ (b)	15,392	—

Sarana Menara Nusantara Tbk. PT	315,700	21,995

Saudi Telecom Co.	11,200	346,379

Tata Communications Ltd.	1,646	23,567

Tata Teleservices Maharashtra Ltd.*	23,925	43,723

Telefonica Brasil SA	15,189	163,140

Telekom Malaysia Bhd.	44,000	50,433

Telkom Indonesia Persero Tbk. PT	1,450,000	462,096

Telkom SA SOC Ltd.*	138,212	412,987

TIME dotCom Bhd.	9,000	9,199

Tower Bersama Infrastructure Tbk. PT*	121,300	25,185

True Corp. PCL, NVDR	501,200	70,534

Turk Telekomunikasyon A/S	19,746	13,398
		3,787,201

Electric Utilities – 1.3%

Adani Transmission Ltd.*	5,152	188,004

Alupar Investimento SA	3,500	18,574

Celsia SA ESP	219,950	236,096

Centrais Eletricas Brasileiras SA	11,900	97,272

Centrais Eletricas Brasileiras SA (Preference), Class B	10,000	81,075

CESC Ltd.	298,285	334,213

CEZ A/S	5,002	214,686

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	$26,419

Cia Energetica de Minas Gerais	7,197	27,831

Cia Energetica de Minas Gerais (Preference)	36,694	108,700

Cia Energetica de Minas Gerais (Preference)* (b)	238	856

Cia Paranaense de Energia	5,500	39,871

CPFL Energia SA	4,700	34,309

EDP – Energias do Brasil SA	9,400	40,203

Enel Americas SA	742,704	77,749

Enel Chile SA	211,903	5,587

Energisa SA	4,800	46,176

Enerjisa Enerji A/S(a)	7,676	7,280

Engie Energia Chile SA	150,450	68,406

Equatorial Energia SA	25,000	129,437

Federal Grid Co. Unified Energy System PJSC‡ (b)	12,705,298	—

First Philippine Holdings Corp.	79,000	105,853

Holding Co. ADMIE IPTO SA(c)	54,160	131,127

Inter RAO UES PJSC‡ (b)	1,596,292	—

Interconexion Electrica SA ESP	13,200	72,205

Korea Electric Power Corp.*	7,750	142,536

Manila Electric Co.	11,250	75,941

Mosenergo PJSC‡ (b)	4,455,000	—

Neoenergia SA	4,700	17,824

Power Grid Corp. of India Ltd.	108,250	322,516

Public Power Corp. SA*	2,126	17,158

ROSSETI PJSC‡ (b)	1,466,436	—

RusHydro PJSC‡ (b)	2,361,000	—

Saudi Electricity Co.*	24,100	173,804

SGC Energy Co. Ltd.	3,450	139,538

SJVN Ltd.	231,550	86,329

Tata Power Co. Ltd. (The)	33,250	105,414

Tenaga Nasional Bhd.	91,900	190,829

Torrent Power Ltd.	4,645	32,397

Transmissora Alianca de Energia Eletrica SA	5,800	51,509
		3,447,724

Electrical Equipment – 1.1%

ABB India Ltd.	427	11,711

AcBel Polytech, Inc.	192,000	188,577

Investments	Shares	Value

Electrical Equipment – (continued)

Advanced Energy Solution Holding Co. Ltd.	1,000	$31,212

Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	5,500	5,420

Amara Raja Batteries Ltd.	1,222	8,992

Bharat Heavy Electricals Ltd.*	45,044	31,024

Bizlink Holding, Inc.	2,000	20,390

CG Power & Industrial Solutions Ltd.*	12,320	31,895

Chicony Power Technology Co. Ltd.	66,000	156,740

China High Speed Transmission Equipment Group Co. Ltd.* (c)	200,000	112,157

Chung-Hsin Electric & Machinery Manufacturing Corp.	178,000	328,517

CS Wind Corp.	581	27,662

Dongfang Electric Corp. Ltd., Class A	9,400	18,009

Doosan Enerbility*	5,638	92,470

Doosan Fuel Cell Co. Ltd.*	690	19,145

Ecopro BM Co. Ltd.	200	75,860

ElSewedy Electric Co.	199,809	84,614

Fangda Carbon New Material Co. Ltd., Class A	5,300	5,697

Finolex Cables Ltd.	3,245	17,040

Gotion High-tech Co. Ltd., Class A*	4,600	18,716

Graphite India Ltd.	5	35

Havells India Ltd.	5,800	99,532

HEG Ltd.	1,060	17,071

Hitachi Energy India Ltd.	371	15,283

Hyosung Heavy Industries Corp.*	2,300	102,182

Hyundai Electric & Energy System Co. Ltd.*	10,400	180,924

Jiangsu Zhongtian Technology Co. Ltd., Class A	10,400	25,814

KEI Industries Ltd.	1,595	25,189

Korea Electric Terminal Co. Ltd.	3,050	169,984

Kung Long Batteries Industrial Co. Ltd.	1,000	4,665

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

LS Corp.	1,200	$55,127

LS Electric Co. Ltd.	456	17,372

Ming Yang Smart Energy Group Ltd., Class A	4,500	15,180

NARI Technology Co. Ltd., Class A	11,400	55,382

Polycab India Ltd.	990	32,198

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	21,560	27,443

Shanghai Electric Group Co. Ltd., Class A	24,000	13,991

Shanghai Electric Group Co. Ltd., Class H	94,000	23,002

Shanghai Liangxin Electrical Co. Ltd., Class A*	6,500	10,509

Ta Ya Electric Wire & Cable	39,640	38,126

Taihan Electric Wire Co. Ltd.*	11,376	16,394

Tatung Co. Ltd.*	50,000	56,912

TBEA Co. Ltd., Class A	8,500	25,008

Teco Electric and Machinery Co. Ltd.	22,000	23,287

V-Guard Industries Ltd.	11,448	31,697

Voltronic Power Technology Corp.	1,458	64,552

Walsin Lihwa Corp.	94,000	142,871

WEG SA	25,000	151,953

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,600	18,168

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	28,200	40,542

Zhefu Holding Group Co. Ltd., Class A	21,200	14,419

Zhejiang Chint Electrics Co. Ltd., Class A	4,700	23,325

Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,400	49,545
		2,873,530

Electronic Equipment, Instruments & Components – 3.9%

AAC Technologies Holdings, Inc.(c)	14,000	33,010

Apex International Co. Ltd.	63,000	203,905

Asia Optical Co., Inc.*	17,000	40,834

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

AU Optronics Corp.	300,000	$174,552

Aurora Corp.	8,900	27,266

Avary Holding Shenzhen Co. Ltd., Class A	4,700	21,028

BH Co. Ltd.	10,800	233,885

BOE Technology Group Co. Ltd., Class A	80,500	46,440

Career Technology MFG. Co. Ltd.*	22,556	16,032

Chang Wah Electromaterials, Inc.	32,000	38,323

Cheng Uei Precision Industry Co. Ltd.	165,000	190,607

Chroma ATE, Inc.	8,000	45,190

Compeq Manufacturing Co. Ltd.	41,000	63,777

Coretronic Corp.	19,000	36,807

Daeduck Electronics Co. Ltd.	2,067	50,358

Daejoo Electronic Materials Co. Ltd.	467	31,047

Delta Electronics Thailand PCL, NVDR	9,500	100,686

Delta Electronics, Inc.	34,000	288,375

Dynapack International Technology Corp.	61,000	166,182

E Ink Holdings, Inc.	15,000	88,548

Elite Material Co. Ltd.	5,000	37,658

Erajaya Swasembada Tbk. PT	3,545,000	128,380

FLEXium Interconnect, Inc.*	10,000	31,416

Foxconn Industrial Internet Co. Ltd., Class A	35,000	50,584

Foxconn Technology Co. Ltd.	32,000	64,053

General Interface Solution Holding Ltd.	5,000	15,555

Genius Electronic Optical Co. Ltd.	2,237	28,764

Global Brands Manufacture Ltd.	139,800	155,331

Gold Circuit Electronics Ltd.	10,000	28,159

Hana Microelectronics PCL, NVDR	24,900	32,715

Hannstar Board Corp.	137,000	179,178

HannStar Display Corp.	94,000	41,937

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	5,100	11,838

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Hollysys Automation Technologies Ltd.	26,100	$401,940

Holy Stone Enterprise Co. Ltd.	64,000	247,528

Hon Hai Precision Industry Co. Ltd.	385,000	1,332,293

Honeywell Automation India Ltd.	32	16,794

Huagong Tech Co. Ltd., Class A	4,700	12,009

Iljin Materials Co. Ltd.	477	33,420

Inari Amertron Bhd.	65,100	42,468

Innolux Corp.	350,000	162,084

Jay Mart PCL, NVDR	16,500	30,109

KCE Electronics PCL, NVDR	19,100	34,296

Kingboard Holdings Ltd.	25,500	116,025

Kingboard Laminates Holdings Ltd.	37,500	58,309

L&F Co. Ltd.*	436	76,126

Largan Precision Co. Ltd.	2,000	114,671

LG Display Co. Ltd.	6,489	86,537

LG Innotek Co. Ltd.	450	125,040

Lingyi iTech Guangdong Co., Class A*	15,900	10,331

Lotes Co. Ltd.	1,299	32,304

Luxshare Precision Industry Co. Ltd., Class A	10,000	46,880

Mcnex Co. Ltd.	1,130	40,216

Merry Electronics Co. Ltd.	96,235	267,723

MH Development Ltd.* ‡	22,000	—

Nan Ya Printed Circuit Board Corp.	4,000	54,825

OFILM Group Co. Ltd., Class A*	4,700	3,953

Park Systems Corp.	371	33,614

Partron Co. Ltd.	19,670	183,232

Primax Electronics Ltd.	181,000	343,265

Redington India Ltd.	213,550	427,840

Samsung Electro-Mechanics Co. Ltd.	1,700	224,682

Samsung SDI Co. Ltd.	1,000	486,465

SAMT Co. Ltd.	27,300	95,202

Sang-A Frontec Co. Ltd.	275	8,583

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Shengyi Technology Co. Ltd., Class A	4,700	$11,902

Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	6,957

Shenzhen Kinwong Electronic Co. Ltd., Class A	5,000	15,637

Simplo Technology Co. Ltd.	5,200	51,426

Sinbon Electronics Co. Ltd.	3,000	26,514

SOLUM Co. Ltd.*	1,802	35,653

Solus Advanced Materials Co. Ltd.	329	18,965

Speed Tech Corp.	50,000	89,905

Sunny Optical Technology Group Co. Ltd.	15,000	222,721

Supreme Electronics Co. Ltd.*	191,331	300,217

Synnex Technology International Corp.	52,000	136,724

Taiwan PCB Techvest Co. Ltd.	100,000	166,409

Taiwan Union Technology Corp.	117,000	306,041

Tianma Microelectronics Co. Ltd., Class A	9,400	13,072

Tong Hsing Electronic Industries Ltd.	3,022	23,991

Tripod Technology Corp.	14,000	58,896

Truly International Holdings Ltd.(c)	800,000	222,275

Unimicron Technology Corp.	22,000	158,979

Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	8,641

Vidente Co. Ltd.*	1,431	16,406

VS Industry Bhd.	45,600	10,474

Wah Lee Industrial Corp.	80,640	285,894

Walsin Technology Corp.*	9,378	38,975

Wingtech Technology Co. Ltd., Class A	3,100	30,958

Wintek Corp.* ‡	64,000	—

WPG Holdings Ltd.	50,440	92,921

WT Microelectronics Co. Ltd.	14,000	34,103

Wuhan Guide Infrared Co. Ltd., Class A	6,580	15,414

WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	10,203

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Yageo Corp.	15,000	$205,849

Zhejiang Dahua Technology Co. Ltd., Class A	2,900	7,361

Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,500	22,210

Zhen Ding Technology Holding Ltd.	23,150	83,252
		10,580,129

Energy Equipment & Services – 0.1%

Bumi Armada Bhd.*	1,585,000	156,552

China Oilfield Services Ltd., Class A	9,400	17,824

China Oilfield Services Ltd., Class H	18,000	18,697

Dialog Group Bhd.	51,700	29,689

Gulf International Services QSC*	45,210	24,171

Serba Dinamik Holdings Bhd.* ‡	54,180	3,179
		250,112

Entertainment – 0.9%

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	17,232

Alibaba Pictures Group Ltd.*	160,000	13,663

Archosaur Games, Inc.(a) (c)	100,000	96,098

Bilibili, Inc., Class Z* (c)	4,000	103,796

CJ CGV Co. Ltd.*	1,732	38,060

CJ ENM Co. Ltd.	140	14,245

CMGE Technology Group Ltd.* (c)	600,000	159,824

Com2uSCorp	133	10,144

Devsisters Co. Ltd.	495	24,080

DouYu International Holdings Ltd., ADR*	1,081	1,913

Fire Rock Holdings Ltd.(b) (c)	106,000	7,565

Giantstep, Inc.*	935	22,296

HYBE Co. Ltd.*	350	70,084

International Games System Co. Ltd.	1,000	24,766

Investments	Shares	Value

Entertainment – (continued)

iQIYI, Inc., ADR* (c)	1,686	$6,002

JYP Entertainment Corp.	489	23,126

Kakao Games Corp.*	956	46,049

Kingsoft Corp. Ltd.	16,000	49,145

Krafton, Inc.*	110	22,070

NCSoft Corp.	286	95,979

Neowiz*	6,850	115,076

NetDragon Websoft Holdings Ltd.	110,500	223,080

NetEase, Inc.	36,000	706,589

Netmarble Corp.(a)	410	31,207

NHN Corp.*	630	17,656

Pearl Abyss Corp.*	900	48,869

Perfect World Co. Ltd., Class A	4,100	9,193

PVR Ltd.*	2,458	58,810

SM Entertainment Co. Ltd.	699	37,955

SMI Holdings Group Ltd.* ‡	72,000	—

Studio Dragon Corp.*	385	25,565

Tencent Music Entertainment Group, ADR*	7,897	33,562

Webzen, Inc.*	1,849	32,829

Wemade Co. Ltd.	488	30,150

Wysiwyg Studios Co. Ltd.*	1,485	39,431

XD, Inc.* (a)	8,000	21,514

XPEC Entertainment, Inc.* ‡	14,800	—

YG Entertainment, Inc.	605	27,456

Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	8,151
		2,313,230

Equity Real Estate Investment Trusts (REITs) – 1.2%

Axis REIT	99,000	43,434

Brookfield India Real Estate Trust(a)	6,435	27,943

Concentradora Fibra Danhos SA de CV	359,600	402,267

CPN Retail Growth Leasehold REIT	44,100	26,009

Embassy Office Parks REIT	9,600	48,365

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	957,000	171,353

Equites Property Fund Ltd.	27,560	37,203

ESR Kendall Square REIT Co. Ltd.	6,325	36,913

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Fibra Uno Administracion SA de CV(c)	95,000	$104,177

Fortress REIT Ltd., Class A	31,313	24,649

Growthpoint Properties Ltd.	82,041	73,242

Hyprop Investments Ltd.	152,650	349,383

IGB REIT	6,200	2,321

JR Global Reit	53,500	250,462

KLCCP Stapled Group	6,900	10,540

Korea Asset In Trust Co. Ltd.	24,750	77,344

LOTTE Reit Co. Ltd.	1,828	8,645

MREIT, Inc.	42,200	14,146

Pavilion REIT	15,000	4,548

PLA Administradora Industrial S de RL de CV	341,600	453,101

Prologis Property Mexico SA de CV(c)	21,400	57,431

Redefine Properties Ltd.	249,977	69,226

Resilient REIT Ltd.	144,750	530,449

Sunway REIT	39,400	13,213

Vukile Property Fund Ltd.	383,200	325,870

Yuexiu REIT	72,610	29,058
		3,191,292

Food & Staples Retailing – 1.0%

Abdullah Al Othaim Markets Co.	363	10,820

Al Meera Consumer Goods Co. QSC	1,990	10,382

Atacadao SA	13,500	56,075

Avenue Supermarts Ltd.* (a)	2,735	141,120

Berli Jucker PCL	500	500

Berli Jucker PCL, NVDR	13,800	13,800

BGF retail Co. Ltd.	239	34,442

Bid Corp. Ltd.	6,800	142,094

BIM Birlesik Magazalar A/S	13,531	76,098

Cencosud SA	45,150	72,246

Cia Brasileira de Distribuicao	70,930	291,185

Clicks Group Ltd.	4,250	83,521

Cosco Capital, Inc.	1,046,400	98,216

CP ALL PCL, NVDR	85,500	162,263

DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,500	22,043

Investments	Shares	Value

Food & Staples Retailing – (continued)

Dis-Chem Pharmacies Ltd.(a)	6,949	$16,893

Dongsuh Cos., Inc.	859	18,329

E-MART, Inc.	550	57,803

Grupo Comercial Chedraui SA de CV	55,000	138,629

GS Retail Co. Ltd.	1,333	30,612

Hyundai Greenfood Co. Ltd.	19,585	142,522

InRetail Peru Corp.(a)	406	14,778

Magnit PJSC‡ (b)	2,296	—

Migros Ticaret A/S*	152	465

Organizacion Soriana SAB de CV, Class B	31,000	35,787

Philippine Seven Corp.*	5,321	6,625

Pick n Pay Stores Ltd.	6,784	24,693

President Chain Store Corp.	11,000	102,068

Puregold Price Club, Inc.	26,060	16,473

Raia Drogasil SA	19,400	81,992

Sendas Distribuidora SA	25,000	77,138

Shoprite Holdings Ltd.	9,100	131,768

Sok Marketler Ticaret A/S	7,298	6,396

SPAR Group Ltd. (The)	4,972	52,017

Sumber Alfaria Trijaya Tbk. PT	351,600	41,473

Sun Art Retail Group Ltd.(c)	24,000	7,525

Wal-Mart de Mexico SAB de CV	95,000	335,899

Yonghui Superstores Co. Ltd., Class A	26,500	17,822
		2,572,512

Food Products – 3.2%

Agthia Group PJSC	11,024	12,816

Alicorp SAA	202,400	269,867

Almarai Co. JSC	3,913	54,249

Astra Agro Lestari Tbk. PT	20,800	17,935

Avanti Feeds Ltd.	507	2,892

AVI Ltd.	8,984	39,063

Balrampur Chini Mills Ltd.	3,850	22,317

Beijing Dabeinong Technology Group Co. Ltd., Class A	5,300	5,777

Binggrae Co. Ltd.	2,553	111,795

Bombay Burmah Trading Co.	2,394	31,410

BRF SA*	15,000	41,133

Britannia Industries Ltd.	1,988	85,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Century Pacific Food, Inc.*	17,700	$7,629

Charoen Pokphand Enterprise	88,000	242,425

Charoen Pokphand Foods PCL, NVDR	110,700	77,894

Charoen Pokphand Indonesia Tbk. PT	122,300	43,447

Cherkizovo Group PJSC‡ (b)	2,594	—

China Feihe Ltd.(a)	50,000	47,858

China Huiyuan Juice Group Ltd.* ‡	24,000	—

China Mengniu Dairy Co. Ltd.*	50,000	271,471

China Modern Dairy Holdings Ltd.(c)	1,350,000	197,868

China Youran Dairy Group Ltd.* (a) (c)	350,000	142,745

Chongqing Fuling Zhacai Group Co. Ltd., Class A	5,000	26,530

CJ CheilJedang Corp.	319	101,084

CJ CheilJedang Corp. (Preference)	104	14,739

COFCO Joycome Foods Ltd.* (a)	1,000,000	411,667

Daesang Corp.	10,300	208,296

Dali Foods Group Co. Ltd.(a)	45,500	23,312

Dongwon F&B Co. Ltd.	532	75,395

Dongwon Industries Co. Ltd.	500	99,323

Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,555	68,748

Genting Plantations Bhd.	10,400	21,739

Great Wall Enterprise Co. Ltd.	38,000	68,070

Gruma SAB de CV, Class B	4,750	56,415

Grupo Bimbo SAB de CV, Series A	30,000	92,461

Grupo Nutresa SA	2,911	35,491

Guangdong Haid Group Co. Ltd., Class A	4,800	44,947

Harim Holdings Co. Ltd.	24,472	213,351

Health & Happiness H&H International Holdings Ltd.	75,000	83,162

Heilongjiang Agriculture Co. Ltd., Class A	10,600	22,658

Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	21,227

Investments	Shares	Value

Food Products – (continued)

HUISHAN DAIRY* ‡	158,000	$—

Indofood CBP Sukses Makmur Tbk. PT	51,800	27,245

Indofood Sukses Makmur Tbk. PT	100,800	43,805

Industrias Bachoco SAB de CV, Series B	73,000	278,393

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	47,890

International Holding Co. PJSC*	8,750	520,038

IOI Corp. Bhd.	60,000	64,362

Japfa Comfeed Indonesia Tbk. PT	249,100	24,915

JBS SA	20,100	153,626

Kuala Lumpur Kepong Bhd.	10,831	73,293

Leong Hup International Bhd.(a)	515,000	62,105

Lien Hwa Industrial Holdings Corp.	15,400	29,363

Lotte Confectionery Co. Ltd.	900	89,570

M Dias Branco SA*	5,300	25,332

Maeil Dairies Co. Ltd.	2,050	113,272

Marfrig Global Foods SA	10,600	40,134

Marico Ltd.	9,000	61,423

Mayora Indah Tbk. PT	83,900	10,128

Mezzan Holding Co. KSCC	72,100	137,401

Minerva SA	105,000	278,391

Monde Nissin Corp.* (a)	107,400	26,703

Muyuan Foods Co. Ltd., Class A	7,420	58,835

Namchow Holdings Co. Ltd.	69,000	111,779

Nestle India Ltd.	650	155,865

Nestle Malaysia Bhd.	900	27,536

New Hope Liuhe Co. Ltd., Class A*	9,000	19,170

NongShim Co. Ltd.	56	13,532

Orion Corp.	165	12,480

Orion Holdings Corp.	11,663	137,430

Ottogi Corp.	15	5,613

Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,355,000	128,985

PPB Group Bhd.	14,080	55,563

QL Resources Bhd.	25,395	29,808

Qurain Petrochemical Industries Co.	15,408	18,855

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Samyang Corp.	1,800	$78,822

Samyang Foods Co. Ltd.	2,133	166,938

Samyang Holdings Corp.	2,800	193,726

San Miguel Food and Beverage, Inc.	7,670	9,109

Sao Martinho SA	3,500	32,801

Saudia Dairy & Foodstuff Co.	698	32,752

Savola Group (The)*	5,650	53,776

Sawit Sumbermas Sarana Tbk. PT	1,450,000	106,522

Sichuan Teway Food Group Co. Ltd., Class A	5,300	16,897

Sime Darby Plantation Bhd.	55,503	66,805

SLC Agricola SA*	42,700	456,213

Taiwan TEA Corp.*	8,000	5,184

Tata Consumer Products Ltd.	10,619	114,431

Thai Union Group PCL, NVDR	82,200	40,560

Thaifoods Group PCL, NVDR	1,280,000	156,963

Tiger Brands Ltd.(c)	3,445	33,761

Tingyi Cayman Islands Holding Corp.	74,000	135,623

Toly Bread Co. Ltd., Class A	7,420	15,399

Tongwei Co. Ltd., Class A	5,500	34,318

Ulker Biskuvi Sanayi A/S	59,050	66,419

Uni-President China Holdings Ltd.	3,000	2,650

Uni-President Enterprises Corp.	150,000	348,086

Universal Robina Corp.	13,530	26,565

Want Want China Holdings Ltd.	100,000	90,363

Yihai International Holding Ltd.*	7,000	19,940

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	12,620

Zad Holding Co.	3,130	15,728

Zhou Hei Ya International Holdings Co. Ltd.* (a) (c)	14,000	7,316
		8,637,615

Gas Utilities – 0.6%

Adani Total Gas Ltd.	4,901	157,139

Aygaz A/S	36,850	80,864

Beijing Enterprises Holdings Ltd.	16,000	54,447

Investments	Shares	Value

Gas Utilities – (continued)

China Gas Holdings Ltd.	60,000	$73,565

China Resources Gas Group Ltd.	34,000	129,350

Daesung Holdings Co. Ltd.	1,900	90,310

ENN Energy Holdings Ltd.	13,500	182,210

GAIL India Ltd.	61,200	127,416

Grupo Energia Bogota SA ESP	93,400	59,168

Gujarat Gas Ltd.	2,679	16,906

Gujarat State Petronet Ltd.	14,375	49,260

Indraprastha Gas Ltd.	4,564	21,040

Korea Gas Corp.	999	32,611

Kunlun Energy Co. Ltd.	120,000	100,941

Mahanagar Gas Ltd.(a)	1,456	14,651

National Gas & Industrialization Co.	1,155	15,027

Perusahaan Gas Negara Tbk. PT*	155,100	15,513

Petronas Gas Bhd.	15,000	58,505

Towngas Smart Energy Co. Ltd.*	450,000	224,250

Zhongyu Energy Holdings Ltd.	55,000	48,508
		1,551,681

Health Care Equipment & Supplies – 0.3%

AK Medical Holdings Ltd.(a) (c)	24,000	13,122

DIO Corp.*	520	14,180

Eoflow Co. Ltd.*	1,734	31,477

Hartalega Holdings Bhd.	69,300	70,040

Humasis Co. Ltd.	1,982	19,646

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,300	19,174

Kangji Medical Holdings Ltd.	25,000	23,355

Kossan Rubber Industries Bhd.	22,800	9,636

Lifetech Scientific Corp.* (c)	110,000	31,124

Microport Scientific Corp.(c)	11,498	23,125

Peijia Medical Ltd.* (a)	21,000	18,173

Poly Medicure Ltd.	2,864	32,704

SD Biosensor, Inc.	990	35,943

Shandong Pharmaceutical Glass Co. Ltd., Class A	4,700	14,906

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	38,679

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Sri Trang Gloves Thailand PCL, NVDR	60,400	$42,853

St Shine Optical Co. Ltd.	2,000	18,219

Suheung Co. Ltd.	2,400	74,427

Supermax Corp. Bhd.	5,761	1,469

TaiDoc Technology Corp.	24,000	236,128

Top Glove Corp. Bhd.	120,100	46,346

Venus MedTech Hangzhou, Inc., Class H* (a)	18,500	34,472
		849,198

Health Care Providers & Services – 0.6%

Al Hammadi Co. for Development and Investment	3,740	48,660

Apollo Hospitals Enterprise Ltd.	1,640	95,564

Bangkok Chain Hospital PCL, NVDR	20,800	13,057

Bangkok Dusit Medical Services PCL, NVDR	73,400	55,184

Bumrungrad Hospital PCL, NVDR	10,300	48,267

Celltrion Healthcare Co. Ltd.	1,343	68,647

Chabiotech Co. Ltd.*	3,303	49,440

Chularat Hospital PCL, NVDR	101,400	11,546

CM Hospitalar SA*	11,000	32,652

Dallah Healthcare Co.	1,217	39,066

Diagnosticos da America SA*	990	4,540

Dr Lal PathLabs Ltd.(a)	430	14,625

Dr Sulaiman Al Habib Medical Services Group Co.	1,017	54,228

Fleury SA	3,600	10,483

Fortis Healthcare Ltd.*	15,205	53,138

Hapvida Participacoes e Investimentos SA(a)	67,578	119,676

HLB Life Science CO Ltd.*	3,012	24,940

Huadong Medicine Co. Ltd., Class A	5,300	27,437

Hygeia Healthcare Holdings Co. Ltd.(a) (c)	6,400	31,567

IHH Healthcare Bhd.	60,000	91,099

Jinxin Fertility Group Ltd.* (a) (c)	12,000	7,662

Kora Saude Participacoes SA*	17,305	11,811

Investments	Shares	Value

Health Care Providers & Services – (continued)

KPJ Healthcare Bhd.	14,124	$3,082

Life Healthcare Group Holdings Ltd.	29,257	39,808

Max Healthcare Institute Ltd.*	9,075	49,131

Medikaloka Hermina Tbk. PT(a)	313,500	30,275

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	7,135

Metro Healthcare Indonesia TBK PT*	641,300	23,003

Metropolis Healthcare Ltd.(a)	1,540	48,306

Mitra Keluarga Karyasehat Tbk. PT(a)	100,200	17,487

Mouwasat Medical Services Co.	688	44,206

Narayana Hrudayalaya Ltd.* (a)	2,750	25,188

Netcare Ltd.	72,109	69,527

Odontoprev SA	5,390	11,047

Qualicorp Consultoria e Corretora de Seguros SA	3,700	9,915

Rede D’Or Sao Luiz SA(a)	14,300	106,062

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	12,551

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	38,218

Sinopharm Group Co. Ltd., Class H	40,000	92,580

Thonburi Healthcare Group PCL, NVDR	16,500	29,628

Xian International Medical Investment Co. Ltd., Class A*	9,400	12,244
		1,582,682

Health Care Technology – 0.0%(e)

Yidu Tech, Inc.* (a)	5,100	5,401

Hotels, Restaurants & Leisure – 0.8%

Alsea SAB de CV*	25,000	54,793

Ananti, Inc.*	2,798	19,448

Asset World Corp. PCL, NVDR	171,900	24,292

Bloomberry Resorts Corp.*	236,200	27,418

Central Plaza Hotel PCL*	1,600	2,172

Central Plaza Hotel PCL, NVDR*	5,700	7,739

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

DoubleUGames Co. Ltd.	3,747	$148,567

Genting Bhd.	70,000	74,446

Genting Malaysia Bhd.	61,100	42,806

Grand Korea Leisure Co. Ltd.*	1,040	12,834

Haidilao International Holding Ltd.(a) (c)	13,164	26,274

Hana Tour Service, Inc.*	718	47,219

Herfy Food Services Co.*	1,705	25,456

Huazhu Group Ltd.	30,000	99,412

Indian Hotels Co. Ltd.	18,028	60,492

Jiumaojiu International Holdings Ltd.(a)	6,000	13,459

Jollibee Foods Corp.	10,380	42,749

Jubilant Foodworks Ltd.	4,950	35,356

Kangwon Land, Inc.*	2,150	45,876

Leejam Sports Co. JSC	1,155	34,057

Lotte Tour Development Co. Ltd.*	1,961	25,762

Magnum Bhd.	19,594	8,146

Minor International PCL, NVDR*	50,300	51,401

MK Restaurants Group PCL, NVDR	4,800	7,708

Modetour Network, Inc.*	1,430	25,902

OPAP SA	4,017	60,091

Paradise Co. Ltd.*	421	5,581

Seera Group Holding*	6,600	38,712

Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	20,390

Sports Toto Bhd.	372,013	164,921

Tongcheng Travel Holdings Ltd.* (a) (c)	18,800	33,833

Travellers International Hotel Group, Inc.* ‡	209,900	10,896

Trip.com Group Ltd.*	8,800	209,958

Viva China Holdings Ltd.	1,472,000	178,228

Yum China Holdings, Inc.	7,900	330,220
		2,016,614

Household Durables – 1.2%

Amber Enterprises India Ltd.*	935	45,375

AmTRAN Technology Co. Ltd.	299,767	147,466

Investments	Shares	Value

Household Durables – (continued)

Arcelik A/S	4,982	$22,586

Bajaj Electricals Ltd.*	2,173	31,204

Beijing Roborock Technology Co. Ltd., Class A	275	23,880

Coway Co. Ltd.	1,201	67,795

Crompton Greaves Consumer Electricals Ltd.	13,950	70,222

Cuckoo Holdings Co. Ltd.	5,500	81,887

Cyrela Brazil Realty SA Empreendimentos e Participacoes	129,900	371,165

Dixon Technologies India Ltd.(a)	705	40,545

Ecovacs Robotics Co. Ltd., Class A	1,500	24,617

Gree Electric Appliances, Inc. of Zhuhai, Class A	15,000	71,072

Haier Smart Home Co. Ltd., Class A	10,600	41,695

Haier Smart Home Co. Ltd., Class H	40,000	144,784

Hang Zhou Great Star Industrial Co. Ltd., Class A*	5,000	11,743

Hangzhou Robam Appliances Co. Ltd., Class A	5,300	24,863

Hanssem Co. Ltd.	303	18,962

Hisense Home Appliances Group Co. Ltd.(c)	150,000	147,779

Kinpo Electronics	50,000	24,088

LG Electronics, Inc.	3,452	320,190

LG Electronics, Inc. (Preference)	584	27,108

Lock&Lock Co. Ltd.*	728	6,057

Midea Group Co. Ltd., Class A	10,000	86,671

MRV Engenharia e Participacoes SA	126,000	262,574

Nien Made Enterprise Co. Ltd.	2,000	21,272

Orient Electric Ltd.	6,985	30,113

PIK Group PJSC‡ (b)	4,646	—

Q Technology Group Co. Ltd.(a) (c)	200,000	142,490

Sampo Corp.	150,000	157,758

Skyworth Group Ltd.*	674,000	359,070

TCL Electronics Holdings Ltd.* (c)	350,000	160,588

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

TCL Technology Group Corp., Class A	55,700	$35,346

TTK Prestige Ltd.	1,825	20,266

Vestel Beyaz Esya Sanayi ve Ticaret A/S	134,950	83,390

Vestel Elektronik Sanayi ve Ticaret A/S	27,860	49,021

Whirlpool of India Ltd.	674	14,315

Zinus, Inc.	770	39,665
		3,227,622

Household Products – 0.0%(e)

Blue Moon Group Holdings Ltd.(a)	26,500	20,839

C&S Paper Co. Ltd., Class A	5,000	7,985

Kimberly-Clark de Mexico SAB de CV, Class A(c)	27,000	37,692

Unilever Indonesia Tbk. PT	75,200	20,178

Vinda International Holdings Ltd.	3,000	7,265
		93,959

Independent Power and Renewable Electricity Producers – 1.3%

Aboitiz Power Corp.	34,200	21,062

AC Energy Corp.	196,100	27,121

Adani Green Energy Ltd.*	7,200	271,526

Adani Power Ltd.*	16,869	61,866

AES Brasil Energia SA	5,300	11,826

Aksa Enerji Uretim A/S*	129,200	144,802

Auren Energia SA*	15,168	44,901

Banpu Power PCL, NVDR	59,300	28,222

Canvest Environmental Protection Group Co. Ltd.(a)	250,000	105,466

CGN Power Co. Ltd., Class A	44,000	18,904

CGN Power Co. Ltd., Class H(a)	350,000	99,029

China Datang Corp. Renewable Power Co. Ltd., Class H(c)	1,050,000	402,809

China Longyuan Power Group Corp. Ltd., Class H	50,000	98,265

China National Nuclear Power Co. Ltd., Class A	42,300	45,787

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

China Power International Development Ltd.	150,000	$73,794

China Resources Power Holdings Co. Ltd.	54,000	102,960

China Yangtze Power Co. Ltd., Class A	35,000	120,723

Colbun SA	9	1

Datang International Power Generation Co. Ltd., Class H	212,000	34,315

Electricity Generating PCL, NVDR	8,900	43,266

Energy Absolute PCL, NVDR	31,500	81,394

Eneva SA*	20,000	55,410

Engie Brasil Energia SA	10,000	84,609

First Gen Corp.	29,500	13,166

Global Power Synergy PCL, NVDR	24,700	47,958

Guangxi Guiguan Electric Power Co. Ltd., Class A	15,000	12,980

Gulf Energy Development PCL, NVDR	85,700	121,982

Huadian Power International Corp. Ltd., Class A	26,500	15,086

Huaneng Lancang River Hydropower, Inc., Class A	23,500	21,905

Huaneng Power International, Inc., Class A	24,300	26,930

Huaneng Power International, Inc., Class H(c)	102,000	51,870

Hub Power Co. Ltd. (The)	458,650	168,916

Hubei Energy Group Co. Ltd., Class A	23,500	14,663

JSW Energy Ltd.	8,692	36,119

Malakoff Corp. Bhd.	865,000	132,129

Mega First Corp. Bhd.	265,000	231,308

NHPC Ltd.	79,420	34,493

NLC India Ltd.	97,350	104,173

NTPC Ltd.	146,369	299,085

OGK-2 PJSC‡ (b)	11,431,280	—

Omega Energia SA	11,994	25,866

Ratch Group PCL, NVDR	8,900	11,434

SDIC Power Holdings Co. Ltd., Class A	23,500	34,535

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

Shanghai Electric Power Co. Ltd., Class A	14,100	$19,094

Shenzhen Energy Group Co. Ltd., Class A	10,600	9,398

Sichuan Chuantou Energy Co. Ltd., Class A	9,400	15,740

Super Energy Corp. PCL, NVDR	517,400	13,143

Taiwan Cogeneration Corp.	3,000	3,888

Terna Energy SA	933	17,481

TPI Polene Power PCL, NVDR	1,083,600	120,857

Unipro PJSC‡ (b)	5,337,000	—
		3,582,257

Industrial Conglomerates – 1.7%

3M India Ltd.*	69	18,021

Aamal Co.	21,949	7,082

Aboitiz Equity Ventures, Inc.	76,640	74,284

AG Anadolu Grubu Holding A/S	58,750	162,140

Alfa SAB de CV, Class A	80,000	53,586

Alliance Global Group, Inc.	157,700	35,706

AntarChile SA	1,696	12,448

Ayala Corp.	4,270	60,322

Bidvest Group Ltd. (The)	11,050	152,340

China Baoan Group Co. Ltd., Class A	5,500	7,515

CITIC Ltd.	200,000	208,255

CJ Corp.	564	39,067

DMCI Holdings, Inc.	121,000	19,284

Doosan Co. Ltd.	574	41,039

Dubai Investments PJSC	954,080	651,976

Enka Insaat ve Sanayi A/S	50,808	54,276

Far Eastern New Century Corp.	123,000	125,397

Fosun International Ltd.	61,500	65,371

Godrej Industries Ltd.*	3,377	21,748

Grupo Carso SAB de CV, Series A1	11,100	36,256

GT Capital Holdings, Inc.	1,610	15,543

Hanwha Corp.	1,692	40,616

Hanwha Corp. (3rd Preference)	1,425	18,039

HAP Seng Consolidated Bhd.	11,900	20,419

Hong Leong Industries Bhd.	31,200	64,572

Investments	Shares	Value

Industrial Conglomerates – (continued)

Hyosung Corp.	201	$13,347

Industries Qatar QSC	32,487	167,799

JG Summit Holdings, Inc.	60,111	64,135

KAP Industrial Holdings Ltd.	1,094,150	352,812

KOC Holding A/S	24,045	65,065

LG Corp.	3,475	202,801

Lotte Corp.	1,392	37,959

LT Group, Inc.	5,100	832

Mytilineos SA	1,603	29,932

National Industries Group Holding SAK*	62,444	64,186

PSG Group Ltd.*	76,540	461,769

Quinenco SA	12,939	35,514

Reunert Ltd.	70,600	196,584

Samsung C&T Corp.	1,477	135,823

San Miguel Corp.	13,510	27,509

Shanghai Industrial Holdings Ltd.	196,000	288,773

Siemens Ltd.	1,416	42,074

Sime Darby Bhd.	54,600	29,347

SK, Inc.	1,185	252,850

SM Investments Corp.	7,740	126,245

Sunway Bhd.	50,749	21,216

Thoresen Thai Agencies PCL, NVDR	44,900	12,716

Turkiye Sise ve Cam Fabrikalari A/S	49,404	60,259
		4,694,849

Insurance – 3.1%

Allianz Malaysia Bhd.	25,000	73,160

Bangkok Insurance PCL, NVDR	10,300	82,099

BB Seguridade Participacoes SA	25,000	128,377

Bupa Arabia for Cooperative Insurance Co.	262	11,609

Caixa Seguridade Participacoes S/A	27,500	43,536

Cathay Financial Holding Co. Ltd.	278,000	589,473

China Development Financial Holding Corp.	500,000	304,490

China Life Insurance Co. Ltd., Class H	225,000	330,353

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

China Pacific Insurance Group Co. Ltd., Class A	19,500	$61,576

China Pacific Insurance Group Co. Ltd., Class H	80,000	179,043

China Taiping Insurance Holdings Co. Ltd.	31,800	36,720

Co. for Cooperative Insurance (The)	974	17,918

DB Insurance Co. Ltd.	1,834	98,271

Discovery Ltd.*	6,587	63,412

Fubon Financial Holding Co. Ltd.	250,453	632,176

General Insurance Corp. of India* (a)	39	66

Hanwha General Insurance Co. Ltd.*	27,200	102,866

Hanwha Life Insurance Co. Ltd.*	12,318	28,834

HDFC Life Insurance Co. Ltd.(a)	20,300	154,662

Hyundai Marine & Fire Insurance Co. Ltd.	2,700	69,972

ICICI Lombard General Insurance Co. Ltd.(a)	3,684	61,697

ICICI Prudential Life Insurance Co. Ltd.(a)	6,030	41,473

IRB Brasil Resseguros S/A*	379,451	212,245

Korean Reinsurance Co.	36,128	279,589

Max Financial Services Ltd.*	2,721	26,967

Mercuries & Associates Holding Ltd.	190,500	132,168

Mercuries Life Insurance Co. Ltd.*	126,094	33,240

Meritz Fire & Marine Insurance Co. Ltd.	1,498	52,895

Mirae Asset Life Insurance Co. Ltd.	27,830	88,187

Momentum Metropolitan Holdings	24,539	26,112

New China Life Insurance Co. Ltd., Class A	4,700	21,285

New China Life Insurance Co. Ltd., Class H	28,600	73,084

Old Mutual Ltd.(c)	142,165	114,065

Investments	Shares	Value

Insurance – (continued)

People’s Insurance Co. Group of China Ltd. (The), Class H	229,000	$73,549

PICC Property & Casualty Co. Ltd., Class H	200,000	205,451

Ping An Insurance Group Co. of China Ltd., Class A	25,100	169,797

Ping An Insurance Group Co. of China Ltd., Class H	184,000	1,205,381

Porto Seguro SA	9,600	39,449

Qatar Insurance Co. SAQ	697,700	469,380

Qualitas Controladora SAB de CV(c)	85,000	458,142

Rand Merchant Investment Holdings Ltd.(c)	20,434	34,896

Samsung Fire & Marine Insurance Co. Ltd.	1,015	169,705

Samsung Life Insurance Co. Ltd.	2,566	132,999

Sanlam Ltd.	57,413	238,963

Santam Ltd.	723	13,354

SBI Life Insurance Co. Ltd.(a)	7,528	108,869

Shin Kong Financial Holding Co. Ltd.	450,000	150,074

Shinkong Insurance Co. Ltd.	100,000	183,882

Sul America SA*	10,377	55,655

Syarikat Takaful Malaysia Keluarga BHD	238,760	194,693

Tongyang Life Insurance Co. Ltd.	20,950	112,423

ZhongAn Online P&C Insurance Co. Ltd., Class H* (a) (c)	16,500	58,041
		8,246,323

Interactive Media & Services – 2.9%

AfreecaTV Co. Ltd.	275	24,084

Autohome, Inc., Class A(c)	5,500	40,026

Baidu, Inc., Class A*	40,000	665,804

Hello Group, Inc., ADR	64,012	340,544

Hong Seng Consolidated Bhd.*	62,600	36,955

Info Edge India Ltd.	1,344	81,778

JOYY, Inc., ADR	825	32,645

Kakao Corp.	5,305	379,713

Kuaishou Technology* (a)	25,000	212,684

NAVER Corp.	2,600	593,073

Tencent Holdings Ltd.	110,000	5,291,003

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Weibo Corp., ADR*	1,577	$36,492

Zhihu, Inc., ADR* (c)	1,113	1,725
		7,736,526

Internet & Direct Marketing Retail – 2.8%

Alibaba Group Holding Ltd.*	260,400	3,388,520

Alibaba Health Information Technology Ltd.* (c)	84,000	48,712

Americanas SA*	8,118	39,343

Baozun, Inc., Class A* (c)	8,000	20,443

Bukalapak.com PT Tbk.*	1,765,500	46,521

China Ruyi Holdings Ltd.* (c)	30,799	7,497

Dada Nexus Ltd., ADR*	2,805	21,402

Gradiant Corp.(b)	25,350	91,228

Hyundai Home Shopping Network Corp.	2,801	134,698

JD Health International, Inc.* (a) (c)	15,000	96,640

JD.com, Inc., Class A*	37,501	1,269,446

Maoyan Entertainment* (a) (c)	22,000	17,553

Meituan, Class B* (a)	71,500	1,567,393

momo.com, Inc.	1,300	34,887

Naspers Ltd., Class N	3,700	376,112

Pinduoduo, Inc., ADR*	7,450	321,020

Ping An Healthcare and Technology Co. Ltd.* (a) (c)	16,500	41,428

Vipshop Holdings Ltd., ADR*	9,850	75,451
		7,598,294

IT Services – 1.7%

China TransInfo Technology Co. Ltd., Class A	4,700	6,115

Chinasoft International Ltd.*	46,000	37,873

Chindata Group Holdings Ltd., ADR* (c)	1,925	12,012

Cielo SA*	487,800	334,906

Coforge Ltd.	858	47,144

Computer Age Management Services Ltd.	1,007	32,649

Danal Co. Ltd.*	2,860	21,951

DHC Software Co. Ltd., Class A	9,400	8,305

Fawry for Banking & Payment Technology Services SAE*	18,921	4,728

Investments	Shares	Value

IT Services – (continued)

Firstsource Solutions Ltd.	22,385	$36,604

GDS Holdings Ltd., Class A* (c)	15,000	64,522

Happiest Minds Technologies Ltd.	1,568	20,510

HCL Technologies Ltd.	20,000	282,369

Hyundai Autoever Corp.	212	22,787

Infosys Ltd.	64,700	1,326,755

Jasmine Technology Solution PCL, NVDR*	4,100	66,079

Kginicis Co. Ltd.	7,830	108,473

Kingsoft Cloud Holdings Ltd., ADR* (c)	3,457	12,514

Larsen & Toubro Infotech Ltd.(a)	656	41,527

Locaweb Servicos de Internet SA* (a)	4,800	6,950

Lotte Data Communication Co.	2,400	69,459

Mastek Ltd.	660	24,289

Mindtree Ltd.	1,105	51,347

Mphasis Ltd.	1,750	65,089

My EG Services Bhd.	86,314	18,637

Persistent Systems Ltd.	850	48,043

Posco ICT Co. Ltd.	2,080	10,251

Samsung SDS Co. Ltd.	700	82,763

Sonata Software Ltd.	4,565	44,914

Systex Corp.	100,000	273,787

Tata Consultancy Services Ltd.	18,376	852,591

Tech Mahindra Ltd.	10,000	164,699

TravelSky Technology Ltd., Class H	50,000	76,088

Vnet Group, Inc., ADR*	1,563	9,331

Wipro Ltd.	26,041	173,328

Yeahka Ltd.* (c)	17,600	46,657
		4,506,046

Leisure Products – 0.2%

Fusheng Precision Co. Ltd.	7,000	52,009

Giant Manufacturing Co. Ltd.	5,000	42,154

GOLFZON Co. Ltd.	1,500	194,427

HLB, Inc.*	1,320	32,685

Johnson Health Tech Co. Ltd.	50,000	98,556

Merida Industry Co. Ltd.	5,350	44,015

O-TA Precision Industry Co. Ltd.	35,000	169,802
		633,648

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – 0.3%

Cellivery Therapeutics, Inc.*	188	$5,306

Divi’s Laboratories Ltd.	2,387	140,686

EirGenix, Inc.*	9,000	27,053

Genscript Biotech Corp.*	20,000	57,990

Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	6,000	59,188

LegoChem Biosciences, Inc.*	1,250	42,795

Pharmaron Beijing Co. Ltd., Class H(a)	1,600	20,372

Samsung Biologics Co. Ltd.* (a)	306	204,162

Shanghai Medicilon, Inc., Class A	385	22,329

ST Pharm Co. Ltd.	344	26,868

Viva Biotech Holdings(a)	22,500	7,169

WuXi AppTec Co. Ltd., Class A	4,060	63,628

WuXi AppTec Co. Ltd., Class H(a)	6,918	96,106
		773,652

Machinery – 1.2%

AIA Engineering Ltd.	972	24,635

Airtac International Group	2,913	80,248

Ashok Leyland Ltd.	31,124	51,750

China CSSC Holdings Ltd., Class A	10,600	25,201

China International Marine Containers Group Co. Ltd., Class H(c)	15,900	22,089

CIMC Enric Holdings Ltd.(c)	48,000	50,899

CNHTC Jinan Truck Co. Ltd., Class A	1,260	1,894

CNPC Capital Co. Ltd., Class A	29,200	20,480

Creative & Innovative System*	2,703	28,838

CSBC Corp. Taiwan*	53,000	37,760

Cummins India Ltd.	2,280	30,735

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	14,762

Dawonsys Co. Ltd.	1,869	43,898

Doosan Bobcat, Inc.	1,272	42,079

Dufu Technology Corp. Bhd.	37,100	21,475

Escorts Ltd.	1,666	35,630

Estun Automation Co. Ltd., Class A	5,000	11,257

Investments	Shares	Value

Machinery – (continued)

Haitian International Holdings Ltd.	16,000	$39,683

Hiwin Technologies Corp.	5,372	40,187

HJ Shipbuilding & Construction Co. Ltd.*	1,060	6,633

Hyundai Construction Equipment Co. Ltd.	6,131	182,075

Hyundai Doosan Infracore Co. Ltd.*	52,743	276,733

Hyundai Elevator Co. Ltd.	208	5,904

Hyundai Heavy Industries Co. Ltd.*	750	83,599

Hyundai Mipo Dockyard Co. Ltd.*	602	40,213

Hyundai Rotem Co. Ltd.*	1,766	26,785

Infore Environment Technology Group Co. Ltd., Class A	9,400	6,365

Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,800	26,497

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	605	44,219

Lakshmi Machine Works Ltd.	165	20,255

LK Technology Holdings Ltd.(c)	9,500	12,108

Lonking Holdings Ltd.	800,000	222,275

Pentamaster Corp. Bhd.	21,200	16,752

People & Technology, Inc.	8,800	353,822

Rexon Industrial Corp. Ltd.	69,000	93,052

Riyue Heavy Industry Co. Ltd., Class A	5,000	12,388

SAM KANG M&T Co. Ltd.*	1,219	20,090

Samsung Heavy Industries Co. Ltd.*	14,477	69,849

Sany Heavy Equipment International Holdings Co. Ltd.	12,000	11,455

Sany Heavy Industry Co. Ltd., Class A	25,000	62,623

Schaeffler India Ltd.	1,100	33,206

SFA Engineering Corp.	1,089	34,552

Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	104,700	116,636

Shin Zu Shing Co. Ltd.	78,000	221,757

Sinotruk Hong Kong Ltd.	30,500	37,318

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

SKF India Ltd.	624	$27,463

Timken India Ltd.	605	15,703

Turk Traktor ve Ziraat Makineleri A/S	5,550	87,980

UWC Bhd.	10,600	7,840

Weichai Power Co. Ltd., Class A	17,300	29,389

Weichai Power Co. Ltd., Class H	69,000	97,615

XCMG Construction Machinery Co. Ltd., Class A	18,800	14,156

Yangzijiang Shipbuilding Holdings Ltd.	95,000	62,604

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	23,917

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	16,639

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(c)	10,000	10,642

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	15,585

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	17,305
		3,087,499

Marine – 0.9%

Cia Sud Americana de Vapores SA	578,613	65,387

COSCO SHIPPING Holdings Co. Ltd., Class H* (c)	106,450	169,047

Evergreen Marine Corp. Taiwan Ltd.	80,558	396,292

Far-Eastern Shipping Co. plc* ‡ (b)	302,500	—

HMM Co. Ltd.	11,250	254,379

Korea Line Corp.*	73,900	157,391

MISC Bhd.	40,000	71,758

Orient Overseas International Ltd.	5,500	154,636

Investments	Shares	Value

Marine – (continued)

Pan Ocean Co. Ltd.	8,853	$46,944

Precious Shipping PCL, NVDR	330,000	184,029

Qatar Navigation QSC	20,237	47,290

Regional Container Lines PCL, NVDR	110,000	143,723

Taiwan Navigation Co. Ltd.	76,000	97,335

Transcoal Pacific Tbk. PT*	32,900	22,581

U-Ming Marine Transport Corp.	14,000	30,493

Wan Hai Lines Ltd.	39,900	197,635

Wisdom Marine Lines Co. Ltd.	11,898	37,217

Yang Ming Marine Transport Corp.*	53,000	226,561
		2,302,698

Media – 0.4%

Affle India Ltd.*	2,120	33,883

Astro Malaysia Holdings Bhd.	139,200	31,974

Cheil Worldwide, Inc.	1,074	21,634

China Literature Ltd.* (a) (c)	6,200	26,630

Echo Marketing, Inc.	9,350	149,630

Elang Mahkota Teknologi Tbk. PT*	342,300	70,599

Focus Media Information Technology Co. Ltd., Class A	23,500	20,799

Grupo Televisa SAB, Series CPO(c)	35,000	64,963

Innocean Worldwide, Inc.	3,468	135,020

Leo Group Co. Ltd., Class A	18,800	4,795

Media Nusantara Citra Tbk. PT	3,295,000	228,425

MultiChoice Group	9,750	79,708

NanJi E-Commerce Co. Ltd., Class A	4,700	3,418

Plan B Media PCL, NVDR*	97,500	22,347

Saudi Research & Media Group*	605	42,647

Sun TV Network Ltd.	1,889	11,922

Surya Citra Media Tbk. PT*	427,000	7,481

Zee Entertainment Enterprises Ltd.	17,800	57,783
		1,013,658

Metals & Mining – 5.0%

African Rainbow Minerals Ltd.	3,900	64,577

AJU Steel Co. Ltd.*	5,400	70,295

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Alrosa PJSC‡ (b)	85,800	$—

Aluminum Corp. of China Ltd., Class A*	26,500	19,150

Aluminum Corp. of China Ltd., Class H*	60,000	28,676

Aneka Tambang Tbk.*	201,400	36,121

Angang Steel Co. Ltd., Class H	38,000	16,903

Anglo American Platinum Ltd.	1,900	210,789

AngloGold Ashanti Ltd.	12,800	266,363

APL Apollo Tubes Ltd.*	4,469	59,824

Baoshan Iron & Steel Co. Ltd., Class A	60,000	58,843

Beijing Shougang Co. Ltd., Class A	10,600	7,724

Bradespar SA (Preference)	6,186	36,587

CAP SA	2,756	34,172

Century Iron & Steel Industrial Co. Ltd.	6,000	25,954

Chifeng Jilong Gold Mining Co. Ltd., Class A*	7,900	22,020

China Gold International Resources Corp. Ltd.	105,600	400,400

China Hongqiao Group Ltd.(c)	75,000	95,493

China Metal Recycling Holdings Ltd.* ‡	51,000	—

China Molybdenum Co. Ltd., Class A	22,500	15,986

China Molybdenum Co. Ltd., Class H(c)	57,000	28,986

China Nonferrous Mining Corp. Ltd.	450,000	232,853

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	25,490

China Oriental Group Co. Ltd.	500,000	133,824

China Steel Corp.	400,000	489,898

China Zhongwang Holdings Ltd.* ‡ (c)	699,600	143,014

Chung Hung Steel Corp.	23,000	29,769

Cia Brasileira de Aluminio*	11,000	38,072

Cia Siderurgica Nacional SA	20,000	85,093

Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	29,031

Investments	Shares	Value

Metals & Mining – (continued)

Dongkuk Steel Mill Co. Ltd.	2,067	$31,021

DRDGOLD Ltd.	190,393	156,492

Eregli Demir ve Celik Fabrikalari TAS	41,200	93,072

Feng Hsin Steel Co. Ltd.	16,000	45,163

Ganfeng Lithium Co. Ltd., Class A	2,200	36,963

Ganfeng Lithium Co. Ltd., Class H(a) (c)	5,200	63,491

GEM Co. Ltd., Class A	5,300	5,431

Gerdau SA (Preference)	32,700	184,689

Gold Fields Ltd.	28,129	387,088

Grupo Mexico SAB de CV, Series B	100,000	468,040

Harmony Gold Mining Co. Ltd.	16,953	70,529

Henan Shenhuo Coal & Power Co. Ltd., Class A(b)	5,500	10,003

Hesteel Co. Ltd., Class A	37,600	13,300

Hindalco Industries Ltd.	46,700	294,859

Hindustan Copper Ltd.	16,483	24,430

Hsin Kuang Steel Co. Ltd.	100,000	218,487

Hunan Valin Steel Co. Ltd., Class A	23,500	20,835

Hyundai Steel Co.	3,128	108,334

Impala Platinum Holdings Ltd.	25,280	329,597

Industrias Penoles SAB de CV(c)	2,325	25,600

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	20,121

Inner Mongolia ERDOS Resources Co. Ltd., Class A	3,200	13,797

Inner Mongolia ERDOS Resources Co. Ltd., Class B	5,300	15,068

Jiangxi Copper Co. Ltd., Class A	9,400	25,145

Jiangxi Copper Co. Ltd., Class H	18,000	28,722

Jinchuan Group International Resources Co. Ltd.(c)	144,000	18,720

Jindal Stainless Ltd.*	67,550	161,623

Jindal Steel & Power Ltd.	13,170	93,043

JSW Steel Ltd.	29,050	276,335

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	111,700	94,963

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	331,172	$337,949

Korea Zinc Co. Ltd.	400	183,439

Koza Altin Isletmeleri A/S*	2,182	25,292

Koza Anadolu Metal Madencilik Isletmeleri A/S*	87,550	184,223

Kumba Iron Ore Ltd.	2,000	67,525

Maanshan Iron & Steel Co. Ltd., Class A	21,200	12,713

Maanshan Iron & Steel Co. Ltd., Class H	110,000	43,601

Magnitogorsk Iron & Steel Works PJSC‡ (b)	45,174	—

Merdeka Copper Gold Tbk. PT*	235,162	85,974

Metalurgica Gerdau SA (Preference)	22,200	50,925

MMC Norilsk Nickel PJSC‡ (b)	2,090	—

MMG Ltd.*	144,000	62,217

National Aluminium Co. Ltd.	23,045	31,669

Nickel Asia Corp.	2,127,200	313,345

NMDC Ltd.	33,050	69,457

Northam Platinum Holdings Ltd.*	7,418	88,624

Novolipetsk Steel PJSC‡ (b)	51,150	—

Polyus PJSC‡ (b)	1,155	—

Poongsan Corp.	7,276	185,376

POSCO Holdings, Inc.	2,350	540,725

Press Metal Aluminium Holdings Bhd.	60,000	82,554

Qatar Aluminum Manufacturing Co.	42,858	28,244

Raspadskaya OJSC‡ (b)	4,240	—

Royal Bafokeng Platinum Ltd.	4,676	46,712

Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	14,749

Saudi Arabian Mining Co.*	6,818	250,849

Seah Besteel Holdings Corp.	5,900	85,729

Severstal PAO‡ (b)	5,995	—

Shandong Gold Mining Co. Ltd., Class A	5,100	14,835

Investments	Shares	Value

Metals & Mining – (continued)

Shandong Gold Mining Co. Ltd., Class H(a) (c)	13,650	$25,226

Shandong Nanshan Aluminum Co. Ltd., Class A	42,400	20,984

Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	14,362

Shougang Fushan Resources Group Ltd.(c)	1,406,000	532,213

Sibanye Stillwater Ltd.(c)	80,950	285,542

Steel Authority of India Ltd.	47,114	59,630

TA Chen Stainless Pipe*	64,793	97,600

Tata Steel Ltd.	24,500	407,374

Tiangong International Co. Ltd.(c)	52,000	17,364

Tianshan Aluminum Group Co. Ltd., Class A	10,600	11,055

Tung Ho Steel Enterprise Corp.	10,050	21,549

United Co. RUSAL International PJSC* ‡ (b)	75,100	—

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	21,400	48,874

Vale Indonesia Tbk. PT	58,300	29,357

Vale SA	125,000	2,102,350

Vedanta Ltd.	39,400	210,472

Volcan Cia Minera SAA, Class B*	122,924	27,530

VSMPO-AVISMA Corp. PJSC* ‡ (b)	53	—

Xiamen Tungsten Co. Ltd., Class A	3,900	9,331

YC INOX Co. Ltd.	150,000	163,356

Young Poong Corp.	318	172,925

Yunnan Copper Co. Ltd., Class A	9,400	14,956

Zhaojin Mining Industry Co. Ltd., Class H	47,500	45,344

Zhejiang Huayou Cobalt Co. Ltd., Class A	2,800	34,988

Zijin Mining Group Co. Ltd., Class A	32,900	55,291

Zijin Mining Group Co. Ltd., Class H	100,000	149,118
		13,404,385

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – 0.2%

Central Retail Corp. PCL, NVDR*	54,475	$62,825

El Puerto de Liverpool SAB de CV, Class C1	2,700	13,611

Falabella SA	23,151	64,998

Golden Eagle Retail Group Ltd.	155,000	108,850

Hyundai Department Store Co. Ltd.	760	45,806

Lojas Renner SA*	16,650	79,851

Lotte Shopping Co. Ltd.	211	15,875

Magazine Luiza SA*	60,000	59,125

MINISO Group Holding Ltd., ADR	954	7,012

Mitra Adiperkasa Tbk. PT*	154,600	9,598

Shinsegae, Inc.	212	41,944

Woolworths Holdings Ltd.	18,150	68,188
		577,683

Multi-Utilities – 0.0%(e)

Qatar Electricity & Water Co. QSC	9,684	45,472

YTL Corp. Bhd.	78,870	11,504

YTL Power International Bhd.	1,531	272
		57,248

Oil, Gas & Consumable Fuels – 4.4%

Adaro Energy Tbk. PT	389,800	89,807

Aegis Logistics Ltd.	7	20

AKR Corporindo Tbk. PT	748,500	55,246

Aldrees Petroleum and Transport Services Co.	2,365	49,749

Bangchak Corp. PCL, NVDR	128,900	126,077

Banpu PCL, NVDR	93,200	33,470

Bashneft PJSC* ‡ (b)	1,305	—

Bashneft PJSC (Preference)‡ (b)	1,163	—

Bayan Resources Tbk. PT	20,000	58,633

Bharat Petroleum Corp. Ltd.	28,989	137,507

Bukit Asam Tbk. PT*	106,000	27,931

China Coal Energy Co. Ltd., Class A	23,500	33,536

China Coal Energy Co. Ltd., Class H	83,000	70,770

China Petroleum & Chemical Corp., Class A	107,000	70,499

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

China Petroleum & Chemical Corp., Class H	766,000	$379,771

China Shenhua Energy Co. Ltd., Class A	20,000	93,457

China Shenhua Energy Co. Ltd., Class H	100,000	322,451

China Suntien Green Energy Corp. Ltd., Class H	50,000	28,549

Coal India Ltd.	66,400	158,828

Cosan SA	36,164	153,355

Dana Gas PJSC	151,247	48,589

Ecopetrol SA	149,450	120,447

Empresas COPEC SA	10,650	78,279

Exxaro Resources Ltd.(c)	8,756	125,392

Formosa Petrochemical Corp.	29,000	90,122

Gazprom PJSC‡ (b)	412,500	—

GS Holdings Corp.	2,300	80,024

Guanghui Energy Co. Ltd., Class A*	15,100	20,311

HD Hyundai Co. Ltd.	1,300	60,342

Hellenic Petroleum Holdings SA	3,199	24,433

Hindustan Petroleum Corp. Ltd.	24,050	85,041

Indian Oil Corp. Ltd.	73,300	120,820

Indo Tambangraya Megah Tbk. PT	16,500	32,324

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	11,707

Inner Mongolia Yitai Coal Co. Ltd., Class B	445,000	599,860

IRPC PCL, NVDR	242,000	24,589

LUKOIL PJSC‡ (b)	12,265	—

Mari Petroleum Co. Ltd.	1,984	18,324

Medco Energi Internasional Tbk. PT*	2,772,440	105,183

MOL Hungarian Oil & Gas plc	18,550	158,214

Motor Oil Hellas Corinth Refineries SA	2,820	44,922

Novatek PJSC‡ (b)	20,020	—

Oil & Natural Gas Corp. Ltd.	114,800	240,961

Oil India Ltd.	12,870	38,462

Pakistan Oilfields Ltd.	56,150	114,374

Pakistan Petroleum Ltd.	29,830	11,865

Pakistan State Oil Co. Ltd.	102,700	93,765

Petro Rio SA*	15,000	80,873

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

PetroChina Co. Ltd., Class H	666,000	$322,553

Petroleo Brasileiro SA	115,000	776,544

Petroleo Brasileiro SA (Preference)	140,800	860,915

Petronas Dagangan Bhd.	6,600	32,958

Petronet LNG Ltd.	26,146	69,741

PTT Exploration & Production PCL	469	2,068

PTT Exploration & Production PCL, NVDR	40,131	176,928

PTT PCL, NVDR	266,200	291,460

Qatar Fuel QSC	9,120	45,904

Qatar Gas Transport Co. Ltd.	55,314	51,946

Reliance Industries Ltd.	61,000	2,226,579

Rosneft Oil Co. PJSC‡ (b)	74,042	—

Saudi Arabian Oil Co.(a)	36,350	435,138

Semirara Mining & Power Corp.	42,200	22,230

Shaanxi Coal Industry Co. Ltd., Class A	25,000	65,318

Shanxi Coking Coal Energy Group Co. Ltd., Class A	22,000	46,859

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	15,900	37,390

Siamgas & Petrochemicals PCL, NVDR	231,100	82,319

SK Discovery Co. Ltd.	5,350	176,346

SK Gas Ltd.	1,187	112,463

SK Innovation Co. Ltd.*	1,013	165,338

S-Oil Corp.	1,551	127,809

Star Petroleum Refining PCL, NVDR	93,500	29,483

Surgutneftegas PJSC‡ (b)	319,000	—

Surgutneftegas PJSC (Preference)‡ (b)	225,500	—

Tatneft PJSC‡ (b)	26,900	—

Tatneft PJSC (Preference)‡ (b)	3,870	—

Thai Oil PCL, NVDR	16,500	27,219

Thungela Resources Ltd.* (c)	59,300	1,019,812

Transneft PJSC (Preference)‡ (b)	55	—

Turkiye Petrol Rafinerileri A/S*	2,530	39,885

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Ultrapar Participacoes SA	4,900	$12,932

United Tractors Tbk. PT	40,000	83,535

Yankuang Energy Group Co. Ltd., Class A	5,300	27,944

Yankuang Energy Group Co. Ltd., Class H(c)	52,000	148,455
		11,836,950

Paper & Forest Products – 0.2%

Century Textiles & Industries Ltd.	4,455	48,710

Empresas CMPC SA	26,895	40,072

Indah Kiat Pulp & Paper Tbk. PT	90,900	47,497

Kuk-il Paper Manufacturing Co. Ltd.*	2,756	7,329

Lee & Man Paper Manufacturing Ltd.	47,000	22,643

Nine Dragons Paper Holdings Ltd.	55,000	48,858

Pabrik Kertas Tjiwi Kimia Tbk. PT	53,800	24,493

Sappi Ltd.*	15,650	57,697

Shandong Chenming Paper Holdings Ltd., Class A	21,200	16,994

Shandong Chenming Paper Holdings Ltd., Class B	15,900	5,735

Shandong Sun Paper Industry JSC Ltd., Class A	9,400	17,581

Suzano SA	25,000	250,444

YFY, Inc.	47,000	49,830
		637,883

Personal Products – 0.5%

Amorepacific Corp.	552	79,548

AMOREPACIFIC Group	611	24,323

Colgate-Palmolive India Ltd.	2,341	50,670

Cosmax, Inc.	107	7,326

Dabur India Ltd.	11,050	80,473

Emami Ltd.	4,717	30,344

Gillette India Ltd.	103	7,094

Godrej Consumer Products Ltd.*	8,219	84,123

Hengan International Group Co. Ltd.(c)	25,000	118,529

Hindustan Unilever Ltd.	15,550	454,615

Hyundai Bioscience Co. Ltd.*	1,967	44,633

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – (continued)

Kolmar Korea Co. Ltd.	142	$5,314

LG Household & Health Care Ltd.	150	108,559

LG Household & Health Care Ltd. (Preference)	43	17,015

Microbio Co. Ltd.*	18,669	36,672

Natura & Co. Holding SA	10,558	39,634

TCI Co. Ltd.	7,000	40,491

Yatsen Holding Ltd., ADR* (c)	20,881	12,836
		1,242,199

Pharmaceuticals – 1.4%

Ajanta Pharma Ltd.	384	8,646

Alembic Pharmaceuticals Ltd.	4,730	48,335

Alkem Laboratories Ltd.	516	21,941

Apeloa Pharmaceutical Co. Ltd., Class A	4,700	13,264

Aspen Pharmacare Holdings Ltd.	7,050	75,834

AstraZeneca Pharma India Ltd.	235	8,453

Asymchem Laboratories Tianjin Co. Ltd., Class A	500	20,271

Aurobindo Pharma Ltd.	5,429	44,676

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	7,265

Binex Co. Ltd.*	1,942	24,120

Bukwang Pharmaceutical Co. Ltd.	1,431	13,558

CanSino Biologics, Inc., Class A*	318	7,339

CanSino Biologics, Inc., Class H* (a) (c)	800	8,595

Celltrion Pharm, Inc.*	130	9,564

Center Laboratories, Inc.	9,088	19,517

Changchun High & New Technology Industry Group, Inc., Class A	600	14,303

China Medical System Holdings Ltd.	28,000	40,540

China Resources Pharmaceutical Group Ltd.(a)	26,500	14,084

China Traditional Chinese Medicine Holdings Co. Ltd.	1,110,000	544,662

Investments	Shares	Value

Pharmaceuticals – (continued)

Chong Kun Dang Pharmaceutical Corp.	102	$8,040

Cipla Ltd.	8,234	105,690

CSPC Pharmaceutical Group Ltd.	168,080	173,518

Daewoong Co. Ltd.	339	8,111

Daewoong Pharmaceutical Co. Ltd.	49	7,139

Dong-A Socio Holdings Co. Ltd.	104	9,440

Dong-A ST Co. Ltd.	94	5,239

DongKook Pharmaceutical Co. Ltd.	30	537

Dr Reddy’s Laboratories Ltd.	2,450	132,430

Enzychem Lifesciences Corp.*	927	16,569

Genomma Lab Internacional SAB de CV, Class B	12,000	12,636

Gland Pharma Ltd.* (a)	971	40,671

GlaxoSmithKline Pharmaceuticals Ltd.	1,140	23,429

Glenmark Pharmaceuticals Ltd.	8,121	46,696

Grand Pharmaceutical Group Ltd.(c)	24,000	14,835

Granules India Ltd.	9,381	34,582

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	31,200

Hanall Biopharma Co. Ltd.*	919	13,536

Hanmi Pharm Co. Ltd.	99	24,592

Hanmi Science Co. Ltd.	658	26,823

Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	26,551

Hua Han Health Industry Holdings Ltd.* ‡	3,780,000	—

Huons Global Co. Ltd.	3,784	85,712

Hypera SA*	7,400	55,916

Ilyang Pharmaceutical Co. Ltd.	795	15,729

Ipca Laboratories Ltd.	3,080	40,765

JB Chemicals & Pharmaceuticals Ltd.	2,226	50,054

Jeil Pharmaceutical Co. Ltd.	371	7,872

JETEMA Co. Ltd.*	19	284

Jiangsu Hengrui Medicine Co. Ltd., Class A	8,400	37,594

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	11,000	$24,248

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	7,942

Jubilant Pharmova Ltd.	4,141	25,550

JW Pharmaceutical Corp.	243	5,978

Kalbe Farma Tbk. PT	373,200	42,219

Komipharm International Co. Ltd.*	1,425	10,154

Korea United Pharm, Inc.	636	14,963

Laurus Labs Ltd.(a)	8,297	63,316

Livzon Pharmaceutical Group, Inc., Class H(c)	3,930	13,374

Lupin Ltd.	4,620	45,005

Luye Pharma Group Ltd.* (a) (c)	725,000	228,233

Mega Lifesciences PCL, NVDR	400	572

Mezzion Pharma Co. Ltd.*	636	10,229

Natco Pharma Ltd.	4,500	46,320

Ocumension Therapeutics* (a)	16,000	19,291

Oneness Biotech Co. Ltd.*	3,000	19,796

Oscotec, Inc.*	1,510	32,761

Pfizer Ltd.	341	19,565

Pharmally International Holding Co. Ltd.* ‡	2,564	3,693

Procter & Gamble Health Ltd.	636	36,915

Reyon Pharmaceutical Co. Ltd.	1,045	23,296

Richter Gedeon Nyrt.	2,074	41,360

Sam Chun Dang Pharm Co. Ltd.*	890	32,100

Sanofi India Ltd.	163	14,873

SciClone Pharmaceuticals Holdings Ltd.* (a) (c)	55,000	58,111

ScinoPharm Taiwan Ltd.	41,000	34,079

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	12,965

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	24,795

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	34,565

Shin Poong Pharmaceutical Co. Ltd.*	432	10,542

Investments	Shares	Value

Pharmaceuticals – (continued)

Sihuan Pharmaceutical Holdings Group Ltd.	264,000	$42,395

Sino Biopharmaceutical Ltd.	178,999	94,677

SK Biopharmaceuticals Co. Ltd.*	330	24,119

SSY Group Ltd.(c)	110,000	54,677

Sun Pharmaceutical Industries Ltd.	18,425	223,833

Suven Pharmaceuticals Ltd.	3,735	29,490

Torrent Pharmaceuticals Ltd.	717	26,397

TTY Biopharm Co. Ltd.	15,000	38,015

United Laboratories International Holdings Ltd. (The)	400,000	197,294

Yifan Pharmaceutical Co. Ltd., Class A	4,700	8,441

Yuhan Corp.	1,045	50,836

Yungjin Pharmaceutical Co. Ltd.*	1,602	6,326

Yunnan Baiyao Group Co. Ltd., Class A	1,100	12,738

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	32,535

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	10,824

Zhejiang NHU Co. Ltd., Class A	5,640	22,921

Zydus Lifesciences Ltd.	4,844	22,312
		3,855,797

Professional Services – 0.1%

51job, Inc., ADR* (c)	710	43,204

Boa Vista Servicos SA*	12,500	20,269

L&T Technology Services Ltd.(a)	689	36,879

Quess Corp. Ltd.(a)	3,339	30,971

TeamLease Services Ltd.*	880	44,655
		175,978

Real Estate Management & Development – 4.4%

Agile Group Holdings Ltd.	46,000	22,278

Aldar Properties PJSC	56,911	87,542

Aliansce Sonae Shopping Centers sa*	5,300	22,582

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

A-Living Smart City Services Co. Ltd.(a) (c)	13,250	$21,177

AP Thailand PCL, NVDR	416,200	143,392

Arabian Centres Co. Ltd.	5,897	34,777

Arriyadh Development Co.	2,145	17,499

Ayala Land, Inc.	85,000	52,184

Barwa Real Estate Co.	79,500	74,113

BR Malls Participacoes SA*	31,500	60,364

Brigade Enterprises Ltd.	4,730	28,203

Bumi Serpong Damai Tbk. PT*	168,600	11,223

C&D International Investment Group Ltd.(c)	247,791	610,149

Cathay Real Estate Development Co. Ltd.	33,100	20,663

Cencosud Shopping SA	11,704	11,936

Central China New Life Ltd.* (a)	200,000	103,490

Central Pattana PCL, NVDR	28,000	49,460

China Aoyuan Group Ltd.(b) (c)	713,000	107,230

China Dili Group*	100,000	23,833

China Evergrande Group(b) (c)	66,000	11,510

China Jinmao Holdings Group Ltd.	200,000	66,529

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	44,724

China Overseas Grand Oceans Group Ltd.	774,000	457,723

China Overseas Land & Investment Ltd.	108,500	338,105

China Overseas Property Holdings Ltd.(c)	45,000	53,912

China Resources Land Ltd.	94,000	422,908

China Resources Mixc Lifestyle Services Ltd.(a)	10,200	49,595

China SCE Group Holdings Ltd.(c)	679,000	122,886

China Vanke Co. Ltd., Class A	20,000	58,843

China Vanke Co. Ltd., Class H	53,100	126,149

Chong Hong Construction Co. Ltd.	102,000	253,309

CIFI Ever Sunshine Services Group Ltd.(a)	10,000	13,484

Investments	Shares	Value

Real Estate Management & Development – (continued)

CIFI Holdings Group Co. Ltd.(c)	139,801	$68,242

Ciputra Development Tbk. PT	179,449	13,183

Commercial Real Estate Co. KSC	47,355	18,389

Corp. Inmobiliaria Vesta SAB de CV	23,200	42,982

Country Garden Holdings Co. Ltd.(c)	218,813	152,547

Country Garden Services Holdings Co. Ltd.	40,887	176,395

Dar Al Arkan Real Estate Development Co.*	16,171	46,649

DLF Ltd.	13,840	67,324

Dongwon Development Co. Ltd.	16,750	69,080

Eco World Development Group Bhd.	66,000	14,554

Emaar Development PJSC*	39,052	55,074

Emaar Economic City*	28,350	82,840

Emaar Properties PJSC	118,085	205,111

Evergrande Property Services Group Ltd.* (a) (b)	78,500	20,610

Gemdale Corp., Class A	14,100	30,567

Gemdale Properties & Investment Corp. Ltd.	2,600,000	278,353

Godrej Properties Ltd.*	2,572	52,941

Greenland Holdings Corp. Ltd., Class A	29,610	21,532

Greentown China Holdings Ltd.	25,500	45,370

Greentown Service Group Co. Ltd.(a)	30,000	30,206

Guangzhou R&F Properties Co. Ltd., Class H(c)	760,400	285,896

Hanson International Tbk. PT* ‡	2,409,275	4,155

Highwealth Construction Corp.	32,500	51,768

Hopson Development Holdings Ltd.(c)	25,079	48,521

Huaku Development Co. Ltd.	100,000	312,802

Huijing Holdings Co. Ltd.(c)	302,000	73,901

Indiabulls Real Estate Ltd.*	21,560	25,186

IOI Properties Group Bhd.	52,800	12,371

Jiayuan International Group Ltd.(c)	523,243	79,359

Jinke Properties Group Co. Ltd., Class A	14,100	9,547

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Kaisa Group Holdings Ltd.* (b)	119,714	$12,816

KE Holdings, Inc., ADR*	10,500	148,890

Kindom Development Co. Ltd.	167,400	196,788

King’s Town Construction Co. Ltd.*	50,000	57,929

Korea Real Estate Investment & Trust Co. Ltd.	69,770	122,764

KWG Group Holdings Ltd.(c)	26,500	9,660

KWG Living Group Holdings Ltd.(a) (c)	53,000	20,265

LAMDA Development SA*	1,368	9,395

Logan Group Co. Ltd.	29,000	9,166

Longfor Group Holdings Ltd.(a)	50,000	248,530

LSR Group PJSC‡ (b)	21,295	—

LVGEM China Real Estate Investment Co. Ltd.* (c)	330,000	45,003

Mabanee Co. KPSC	17,775	48,432

Macrotech Developers Ltd.* (a)	825	10,891

Mah Sing Group Bhd.	560,000	88,113

MAS P.L.C.	18,975	25,506

MBK PCL, NVDR*	90,344	34,291

Megaworld Corp.	444,200	24,335

Midea Real Estate Holding Ltd.(a) (c)	109,400	209,984

Multiplan Empreendimentos Imobiliarios SA*	500	2,489

National Real Estate Co. KPSC*	9,515	7,421

NEPI Rockcastle plc	10,206	62,018

Oberoi Realty Ltd.*	2,915	36,617

Origin Property PCL, NVDR	421,500	135,372

OSK Holdings Bhd.	415,000	88,653

Pakuwon Jati Tbk. PT*	534,400	20,643

Parque Arauco SA	15,651	13,140

Phoenix Mills Ltd. (The)	4,744	67,425

Poly Developments and Holdings Group Co. Ltd., Class A	35,000	96,281

Poly Property Group Co. Ltd.	800,000	201,882

Powerlong Real Estate Holdings Ltd.	41,000	14,109

Prestige Estates Projects Ltd.	6,042	37,516

Prince Housing & Development Corp.	50,000	21,204

Investments	Shares	Value

Real Estate Management & Development – (continued)

Pruksa Holding PCL, NVDR	264,700	$102,789

Quality Houses PCL, NVDR	1,858,500	121,549

Radiance Holdings Group Co. Ltd.* (a) (c)	300,000	163,647

Redco Properties Group Ltd.(a) (c)	452,000	126,161

Redsun Properties Group Ltd.(c)	436,000	152,814

RiseSun Real Estate Development Co. Ltd., Class A	9,400	5,337

Robinsons Land Corp.	871,106	319,041

Ruentex Development Co. Ltd.	21,600	57,379

Salhia Real Estate Co. KSCP	29,032	43,674

Saudi Real Estate Co.*	2,226	13,234

Seazen Group Ltd.* (c)	83,808	35,783

Seazen Holdings Co. Ltd., Class A	4,700	19,779

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	125,000	120,250

Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	10,917

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	15,900	25,538

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,540	16,032

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	8,263

Shenzhen Investment Ltd.	1,099,930	238,318

Shimao Group Holdings Ltd.(b)	32,000	18,027

Shimao Services Holdings Ltd.(a)	11,000	5,888

Shinsun Holdings Group Co. Ltd.* (a)	165,000	13,669

Shoucheng Holdings Ltd.(c)	110,000	15,141

Shui On Land Ltd.	1,425,000	203,412

Sichuan Languang Justbon Services Group Co. Ltd., Class H*	26,500	182,889

Sime Darby Property Bhd.	178,200	24,150

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Sinic Holdings Group Co. Ltd., Class H* ‡ (a)	318,000	$19,448

Sino-Ocean Group Holding Ltd.	1,400,000	267,647

SK D&D Co. Ltd.	3,477	79,174

Skyfame Realty Holdings Ltd.	1,000,000	10,833

SM Prime Holdings, Inc.*	220,000	147,495

SOHO China Ltd.*	76,000	13,948

SP Setia Bhd. Group	75,694	20,343

Summarecon Agung Tbk. PT*	227,900	11,162

Sunac China Holdings Ltd.(b) (c)	145,000	84,640

Sunac Services Holdings Ltd.(a) (c)	24,000	13,275

Supalai PCL, NVDR	23,800	15,218

Talaat Moustafa Group	462,076	217,418

Times China Holdings Ltd.(c)	379,000	135,251

United Development Co. QSC	67,999	27,075

UOA Development Bhd.	20,600	8,517

Vista Land & Lifescapes, Inc.	1,425,200	70,434

WHA Corp. PCL, NVDR	117,490	11,526

Wharf Holdings Ltd. (The)(c)	42,000	123,385

Yuexiu Property Co. Ltd.	58,600	61,392

Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	4,267

Zhenro Properties Group Ltd.(a)	800,000	62,196

Zhongliang Holdings Group Co. Ltd.(a) (c)	236,500	75,657

Zhongtian Financial Group Co. Ltd., Class A*	28,200	9,119

Zhuguang Holdings Group Co. Ltd.(c)	1,100,000	200,480
		11,778,336

Road & Rail – 0.2%

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	60,200	41,949

BTS Group Holdings PCL, NVDR	119,640	31,438

Cia de Locacao das Americas	14,500	68,984

CJ Logistics Corp.*	150	14,690

Container Corp. of India Ltd.	4,571	38,653

Dazhong Transportation Group Co. Ltd., Class B*	200	55

Investments	Shares	Value

Road & Rail – (continued)

Localiza Rent a Car SA	9,550	$102,091

Movida Participacoes SA*	65,000	238,227

Rumo SA	20,000	66,112

SIMPAR SA	17,376	40,947

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	15,171
		658,317

Semiconductors & Semiconductor Equipment – 5.6%

ADATA Technology Co. Ltd.	16,000	38,323

Alchip Technologies Ltd.	1,000	30,059

Amazing Microelectronic Corp.	3,000	13,486

Andes Technology Corp.	2,379	23,971

Anpec Electronics Corp.	2,000	12,892

AP Memory Technology Corp.	2,000	17,031

Ardentec Corp.	200,000	295,160

ASE Technology Holding Co. Ltd.	111,000	360,014

ASMedia Technology, Inc.	1,000	48,345

Chipbond Technology Corp.	21,000	47,806

ChipMOS Technologies, Inc.	31,000	49,115

D&O Green Technologies Bhd.	15,300	13,847

Daqo New Energy Corp., ADR*	693	28,808

DB HiTek Co. Ltd.	1,424	76,755

Elan Microelectronics Corp.	4,000	20,492

Elite Semiconductor Microelectronics Technology, Inc.	5,000	21,204

eMemory Technology, Inc.	1,000	43,596

ENNOSTAR, Inc.*	7,000	13,940

Eo Technics Co. Ltd.	134	11,938

Episil Technologies, Inc.*	6,259	22,296

Etron Technology, Inc.*	13,000	27,257

Eugene Technology Co. Ltd.	1,219	41,927

Everlight Electronics Co. Ltd.	200,000	293,464

Faraday Technology Corp.	4,000	35,351

Flat Glass Group Co. Ltd., Class A	3,600	22,189

Flat Glass Group Co. Ltd., Class H(c)	7,000	25,337

FocalTech Systems Co. Ltd.	4,000	15,742

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Formosa Advanced Technologies Co. Ltd.	54,000	$71,266

Foxsemicon Integrated Technology, Inc.	6,000	43,867

GCL System Integration Technology Co. Ltd., Class A*	25,500	10,646

GemVax & Kael Co. Ltd.*	920	10,841

Genesys Logic, Inc.	3,000	20,305

Gigadevice Semiconductor Beijing, Inc., Class A	1,440	27,285

Global Mixed Mode Technology, Inc.	2,000	13,639

Global Unichip Corp.	2,000	28,125

Globalwafers Co. Ltd.	4,000	70,567

Greatek Electronics, Inc.	14,000	32,821

Gudeng Precision Industrial Co. Ltd.	4,000	29,177

Hana Materials, Inc.	318	15,951

Hangzhou First Applied Material Co. Ltd., Class A	1,900	26,751

Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	18,491

Holtek Semiconductor, Inc.	6,000	19,053

Hua Hong Semiconductor Ltd.* (a) (c)	11,000	43,741

Innox Advanced Materials Co. Ltd.	843	33,257

ITE Technology, Inc.	11,000	35,976

JA Solar Technology Co. Ltd., Class A	2,700	33,378

JCET Group Co. Ltd., Class A	5,300	17,396

Jusung Engineering Co. Ltd.	1,487	25,395

King Yuan Electronics Co. Ltd.	35,000	48,031

Koh Young Technology, Inc.	1,007	15,514

LandMark Optoelectronics Corp.	5,000	23,918

LEENO Industrial, Inc.	180	25,381

LONGi Green Energy Technology Co. Ltd., Class A	7,120	73,459

LX Semicon Co. Ltd.	411	43,522

Macronix International Co. Ltd.	48,000	62,208

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

MediaTek, Inc.	28,000	$788,451

Mi Technovation Bhd.	26,500	10,957

MLS Co. Ltd., Class A	6,600	8,938

MPI Corp.	43,000	131,587

Nanya Technology Corp.	50,000	111,279

NAURA Technology Group Co. Ltd., Class A	900	32,655

NEPES Corp.*	1,325	32,228

NEXTIN, Inc.	265	14,347

Novatek Microelectronics Corp.	18,000	243,355

Nuvoton Technology Corp.	4,000	19,813

OptoTech Corp.	13,000	18,325

Pan Jit International, Inc.	8,000	20,654

Parade Technologies Ltd.	1,400	68,158

Phison Electronics Corp.	3,000	39,440

Pixart Imaging, Inc.	9,000	35,419

Radiant Opto-Electronics Corp.	14,330	49,832

RDC Semiconductor Co. Ltd.*	3,000	32,417

Realtek Semiconductor Corp.	9,070	125,393

RFHIC Corp.	829	18,943

RichWave Technology Corp.	5,000	34,351

S&S Tech Corp.	423	9,396

SDI Corp.	8,000	35,826

Seoul Semiconductor Co. Ltd.	1,370	14,834

SFA Semicon Co. Ltd.*	3,233	17,040

Shenzhen Goodix Technology Co. Ltd., Class A	1,800	15,437

Shinsung E&G Co. Ltd.*	7,632	11,515

Sigurd Microelectronics Corp.	200,000	383,369

Silergy Corp.	1,000	92,110

Silicon Integrated Systems Corp.	17,240	13,102

SIMMTECH Co. Ltd.	9,100	360,450

Sino-American Silicon Products, Inc.	13,000	65,716

Sitronix Technology Corp.	4,000	34,944

SK Hynix, Inc.	16,500	1,477,906

Sonix Technology Co. Ltd.	67,000	172,072

Sunplus Technology Co. Ltd.	29,000	32,615

Taiwan Semiconductor Co. Ltd.	14,000	36,810

Taiwan Semiconductor Manufacturing Co. Ltd.	337,000	6,151,075

Taiwan Surface Mounting Technology Corp.	13,000	46,530

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Tesna, Inc.	770	$29,365

Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	27,842

Tianshui Huatian Technology Co. Ltd., Class A	10,800	14,019

Tokai Carbon Korea Co. Ltd.	86	9,709

TongFu Microelectronics Co. Ltd., Class A	4,700	9,469

Topco Scientific Co. Ltd.	75,000	426,201

TSE Co. Ltd.	165	10,496

TSEC Corp.*	24,000	35,949

Ultra Chip, Inc.	3,000	13,435

Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,200	33,338

United Microelectronics Corp.	200,000	324,337

United Renewable Energy Co. Ltd.*	40,574	29,596

UniTest, Inc.*	636	12,963

Vanguard International Semiconductor Corp.	18,000	64,426

Via Technologies, Inc.	100,000	166,579

Visual Photonics Epitaxy Co. Ltd.	10,000	29,448

ViTrox Corp. Bhd.	9,600	16,759

Wafer Works Corp.	18,511	34,101

Will Semiconductor Co. Ltd. Shanghai, Class A	1,500	34,272

Win Semiconductors Corp.	6,961	46,170

WONIK IPS Co. Ltd.	824	26,308

Wonik QnC Corp.	6,500	157,842

Wuxi Taiji Industry Co. Ltd., Class A	2,700	2,726

XinTec, Inc.	3,000	14,046

Xinyi Solar Holdings Ltd.	81,343	122,748
		15,069,739

Software – 0.4%

360 Security Technology, Inc., Class A*	15,500	19,272

Agora, Inc., ADR* (c)	1,696	12,500

Ahnlab, Inc.	190	15,732

Investments	Shares	Value

Software – (continued)

AsiaInfo Technologies Ltd.(a)	21,200	$35,990

Beijing Kingsoft Office Software, Inc., Class A	1,265	36,239

Birlasoft Ltd.	8,950	48,460

Cyient Ltd.	4,500	52,107

Douzone Bizon Co. Ltd.	530	17,238

Hancom, Inc.*	7,350	120,549

Hundsun Technologies, Inc., Class A	5,500	31,796

Iflytek Co. Ltd., Class A	4,700	26,400

Intellect Design Arena Ltd.*	4,580	47,380

Kingdee International Software Group Co. Ltd.*	50,000	104,000

KPIT Technologies Ltd.	6,435	46,624

Linklogis, Inc., Class B* (a) (c)	55,000	53,064

Ming Yuan Cloud Group Holdings Ltd.* (c)	11,000	14,721

NavInfo Co. Ltd., Class A*	4,700	8,869

OneConnect Financial Technology Co. Ltd., ADR*	14,630	20,043

Oracle Financial Services Software Ltd.	632	29,443

Route Mobile Ltd.	954	20,447

Shanghai Baosight Software Co. Ltd., Class A	4,200	30,344

Shanghai Baosight Software Co. Ltd., Class B	8,930	32,952

Tanla Platforms Ltd.	2,943	54,579

Tata Elxsi Ltd.	647	65,561

TOTVS SA*	10,100	65,203

Weimob, Inc.* (a) (c)	25,000	15,294

Yonyou Network Technology Co. Ltd., Class A	4,700	13,657
		1,038,464

Specialty Retail – 1.4%

Abu Dhabi National Oil Co. for Distribution PJSC	49,400	55,546

Ace Hardware Indonesia Tbk. PT	206,000	14,849

Bermaz Auto Bhd.	435,000	176,858

China Meidong Auto Holdings Ltd.	8,000	26,663

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

China Tourism Group Duty Free Corp. Ltd., Class A	2,500	$69,072

China Yongda Automobiles Services Holdings Ltd.	56,500	52,927

Chow Tai Fook Jewellery Group Ltd.*	50,000	84,628

Com7 PCL, NVDR	22,000	26,818

Cuckoo Homesys Co. Ltd.	3,100	86,632

Detsky Mir PJSC‡ (a) (b)	258,500	—

Dogan Sirketler Grubu Holding A/S*	519,750	121,051

EEKA Fashion Holdings Ltd.	100,000	161,863

Foschini Group Ltd. (The)	10,416	91,488

GOME Retail Holdings Ltd.* (c)	383,447	18,815

Grupo SBF SA*	5,300	25,825

Home Product Center PCL, NVDR	78,600	34,423

Hotai Motor Co. Ltd.	6,000	118,064

Hotel Shilla Co. Ltd.	861	55,663

Italtile Ltd.	10,931	11,880

Jarir Marketing Co.	839	42,948

JUMBO SA	2,397	39,043

K Car Co. Ltd.	5,400	118,662

LOTTE Himart Co. Ltd.	4,191	78,748

M.Video PJSC‡ (b)	31,680	–

Motus Holdings Ltd.	76,750	551,984

MR DIY Group M Bhd.(a)	42,400	34,185

Mr Price Group Ltd.	5,300	72,073

Pan German Universal Motors Ltd.	9,000	62,136

Pepkor Holdings Ltd.(a)	25,185	34,108

Pet Center Comercio e Participacoes SA	11,807	36,311

Pop Mart International Group Ltd.* (a) (c)	11,000	50,751

PTT Oil & Retail Business PCL, NVDR	57,500	41,971

Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	25,658

Shinsegae International, Inc.	405	10,238

Siam Global House PCL, NVDR	38,944	24,788

Suning.com Co. Ltd., Class A*	23,500	11,524

Investments	Shares	Value

Specialty Retail – (continued)

Super Group Ltd.	169,700	$288,408

Topsports International Holdings Ltd.(a)	55,000	42,479

Truworths International Ltd.	188,350	669,742

United Electronics Co.	1,265	43,372

Via S/A*	39,700	23,809

Vibra Energia SA	40,000	170,591

Zhongsheng Group Holdings Ltd.(c)	9,000	59,991
		3,766,585

Technology Hardware, Storage & Peripherals – 5.1%

Acer, Inc.	97,858	91,631

Advantech Co. Ltd.	7,941	99,547

Asia Vital Components Co. Ltd.	112,000	397,076

ASROCK, Inc.	21,000	118,268

Asustek Computer, Inc.	23,000	278,570

AURAS Technology Co. Ltd.	34,000	192,635

Canaan, Inc., ADR*	9,900	37,620

Catcher Technology Co. Ltd.	24,000	118,064

Chicony Electronics Co. Ltd.*	15,992	44,761

China Greatwall Technology Group Co. Ltd., Class A	5,500	7,531

Clevo Co.	44,000	50,605

Compal Electronics, Inc.	150,000	113,230

CosmoAM&T Co. Ltd.*	1,166	52,080

Darfon Electronics Corp.	100,000	160,812

Ennoconn Corp.	30,000	201,523

Getac Holdings Corp.	13,000	20,310

Gigabyte Technology Co. Ltd.	18,000	66,258

HTC Corp.*	18,000	29,068

Innodisk Corp.	4,733	32,757

Inventec Corp.	87,000	74,971

KONA I Co. Ltd.*	689	13,193

Legend Holdings Corp., Class H(a)	259,500	309,568

Lenovo Group Ltd.	200,000	195,765

Lite-On Technology Corp.	73,000	160,981

Micro-Star International Co. Ltd.	21,000	86,207

Mitac Holdings Corp.	46,600	43,872

Multilaser Industrial SA*	90,000	94,322

Ninestar Corp., Class A	4,700	29,198

Pegatron Corp.	76,000	181,262

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Qisda Corp.	57,000	$61,108

Quanta Computer, Inc.	96,000	272,932

Samsung Electronics Co. Ltd.	160,650	8,620,868

Samsung Electronics Co. Ltd. (Preference)	25,200	1,189,777

Shenzhen Transsion Holdings Co. Ltd., Class A	2,200	28,256

Wistron Corp.	100,000	96,690

Wiwynn Corp.	3,000	103,815
		13,675,131

Textiles, Apparel & Luxury Goods – 1.1%

Aditya Birla Fashion and Retail Ltd.*	6,536	24,411

Aksa Akrilik Kimya Sanayii A/S	62,447	193,949

Alok Industries Ltd.*	23,980	8,078

Alpargatas SA (Preference)	5,500	21,768

ANTA Sports Products Ltd.	20,000	234,128

Arezzo Industria e Comercio SA	4,000	72,267

Bata India Ltd.	848	21,617

Bosideng International Holdings Ltd.(c)	96,000	48,452

Eclat Textile Co. Ltd.	4,698	77,701

F&F Co. Ltd.	275	30,872

F&F Holdings Co. Ltd.	103	2,161

Feng TAY Enterprise Co. Ltd.	10,600	68,867

FF Group* ‡	3,536	—

Fila Holdings Corp.	1,167	30,290

Fuguiniao Group Ltd.* ‡	334,800	—

Golden Solar New Energy Technology Holdings Ltd.*	42,000	41,218

Grendene SA	8,264	15,770

Grupo de Moda Soma SA*	15,900	38,785

Guararapes Confeccoes SA*	13,200	24,576

Handsome Co. Ltd.	4,950	139,908

Hansae Co. Ltd.	1,281	26,620

Hwaseung Enterprise Co. Ltd.	331	4,348

KPR Mill Ltd.	5,665	46,703

Lao Feng Xiang Co. Ltd., Class B	2,500	8,047

LF Corp.	8,550	133,083

Li Ning Co. Ltd.	44,500	354,757

Makalot Industrial Co. Ltd.	4,334	26,908

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Page Industries Ltd.	120	$71,550

Paiho Shih Holdings Corp.	50,000	59,795

Pou Chen Corp.	99,000	103,952

Rajesh Exports Ltd.	6,434	52,946

Ruentex Industries Ltd.	20,540	80,486

Shenzhou International Group Holdings Ltd.	15,000	208,191

Shinsung Tongsang Co. Ltd.*	32,000	90,318

Tainan Spinning Co. Ltd.	48,555	33,934

Taiwan Paiho Ltd.	17,000	38,700

Texhong Textile Group Ltd.(c)	100,000	121,588

Titan Co. Ltd.	7,450	239,573

Trident Ltd.	22,165	15,121

Vaibhav Global Ltd.	41	251

Vardhman Textiles Ltd.	3,575	20,402

VIP Industries Ltd.	3,025	26,365

Vivara Participacoes SA	5,300	27,227

Welspun India Ltd.	7,370	8,012

Xtep International Holdings Ltd.(c)	27,500	40,797

Youngone Corp.	890	34,013

Youngone Holdings Co. Ltd.	2,463	100,599
		3,069,104

Thrifts & Mortgage Finance – 0.5%

Aavas Financiers Ltd.*	611	18,290

Can Fin Homes Ltd.	4,876	37,771

Housing Development Finance Corp. Ltd.	31,450	917,344

Indiabulls Housing Finance Ltd.	150,900	303,211

LIC Housing Finance Ltd.	10,300	51,027

Sangsangin Co. Ltd.	13,850	125,709
		1,453,352

Tobacco – 0.2%

British American Tobacco Malaysia Bhd.	400	1,185

Gudang Garam Tbk. PT	14,900	31,554

ITC Ltd.	52,150	177,068

KT&G Corp.	3,800	249,905

RLX Technology, Inc., ADR* (c)	18,975	38,519

Smoore International Holdings Ltd.(a) (c)	33,000	70,911
		569,142

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – 0.5%

Adani Enterprises Ltd.	4,716	$143,869

ALAFCO Aviation Lease & Finance Co. KSCP*	146,850	103,507

Armac Locacao Logistica E Servicos SA	11,000	32,919

Barloworld Ltd.	89,223	646,823

BOC Aviation Ltd.(a) (c)	2,900	22,953

COSCO SHIPPING Development Co. Ltd., Class A	37,600	17,638

IndiaMart InterMesh Ltd.(a)	192	12,344

LX International Corp.	12,100	370,418

Posco International Corp.	1,484	29,184

SK Networks Co. Ltd.	2,415	9,325

Xiamen C & D, Inc., Class A	9,400	20,635
		1,409,615

Transportation Infrastructure – 1.0%

Adani Ports & Special Economic Zone Ltd.	14,253	159,679

Airports of Thailand PCL*	54,000	105,241

Airports of Thailand PCL, NVDR*	30,500	59,442

Anhui Expressway Co. Ltd., Class H(c)	138,000	121,887

Bangkok Expressway & Metro PCL, NVDR	142,000	34,204

Beijing Capital International Airport Co. Ltd., Class H*	100,000	55,186

CCR SA	10,400	26,062

China Merchants Port Holdings Co. Ltd.	55,407	97,310

COSCO SHIPPING Ports Ltd.	86,749	62,136

EcoRodovias Infraestrutura e Logistica SA*	4,700	6,558

Evergreen International Storage & Transport Corp.	29,000	35,518

GMR Infrastructure Ltd.*	48,418	23,847

Grupo Aeroportuario del Centro Norte SAB de CV	12,181	85,470

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,000	76,936

Investments	Shares	Value

Transportation Infrastructure – (continued)

Grupo Aeroportuario del Sureste SAB de CV, Class B	3,475	$75,834

Guangdong Provincial Expressway Development Co. Ltd., Class B	125,000	94,314

Hainan Meilan International Airport Co. Ltd.*	6,000	11,486

International Container Terminal Services, Inc.	16,500	68,143

Jasa Marga Persero Tbk. PT*	39,723	11,043

Jiangsu Expressway Co. Ltd., Class H	20,000	19,806

Lingkaran Trans Kota Holdings Bhd.	120,000	127,897

Malaysia Airports Holdings Bhd.*	27,900	43,963

Ningbo Zhoushan Port Co. Ltd., Class A	23,500	13,949

Novorossiysk Commercial Sea Port PJSC‡ (b)	189,696	—

Promotora y Operadora de Infraestructura SAB de CV	2,160	15,745

Qingdao Port International Co. Ltd., Class H(a) (c)	47,000	23,781

Saudi Ground Services Co.*	4,431	40,638

Shanghai International Airport Co. Ltd., Class A*	5,300	39,748

Shanghai International Port Group Co. Ltd., Class A	57,800	52,035

Shenzhen Airport Co. Ltd., Class A*	9,400	9,105

Shenzhen Expressway Corp. Ltd., Class H	22,000	22,684

Shenzhen International Holdings Ltd.	33,343	35,952

Shenzhen Investment Holdings Bay Area Development Co. Ltd.(c)	250,000	87,304

Sichuan Expressway Co. Ltd., Class H(c)	300,000	83,735

Taiwan High Speed Rail Corp.	51,000	48,447

TAV Havalimanlari Holding A/S*	10,176	29,358

Westports Holdings Bhd.	17,500	15,838

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Yuexiu Transport Infrastructure Ltd.	400,000	$256,431

Zhejiang Expressway Co. Ltd., Class H* (c)	606,000	501,257
		2,677,969

Water Utilities – 0.6%

Aguas Andinas SA, Class A	1,182,633	207,954

Athens Water Supply & Sewage Co. SA	15,900	119,764

Beijing Enterprises Water Group Ltd.	132,000	43,068

China Water Affairs Group Ltd.(c)	402,000	443,698

Cia de Saneamento Basico do Estado de Sao Paulo*	10,000	89,920

Cia de Saneamento de Minas Gerais-COPASA	85,000	234,461

Cia de Saneamento do Parana	100,000	399,216

Grandblue Environment Co. Ltd., Class A	4,700	13,186

Guangdong Investment Ltd.	100,000	128,726

Luenmei Quantum Co. Ltd., Class A	9,400	9,690
		1,689,683

Wireless Telecommunication Services – 1.3%

Advanced Info Service PCL, NVDR	20,700	129,942

America Movil SAB de CV, Series L	715,000	695,784

Axiata Group Bhd.	78,804	63,536

Bharti Airtel Ltd.*	44,245	427,734

DiGi.Com Bhd.	65,000	57,035

Empresa Nacional de Telecomunicaciones SA	59,237	216,310

Etihad Etisalat Co.	4,695	54,137

Far EasTone Telecommunications Co. Ltd.	30,000	84,273

Globe Telecom, Inc.	825	35,873

Indosat Tbk. PT	31,800	15,355

Intouch Holdings PCL, NVDR	23,700	48,438

Kuwait Telecommunications Co.	10,890	29,530

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Maxis Bhd.	32,900	$28,717

Mobile Telecommunications Co. KSCP	72,450	161,000

Mobile Telecommunications Co. Saudi Arabia*	8,508	31,620

Mobile TeleSystems PJSC‡ (b)	31,356	—

MTN Group Ltd.	53,650	572,210

PLDT, Inc.	3,140	112,235

Sistema PJSFC‡ (b)	122,643	—

SK Telecom Co. Ltd.	2,916	132,334

Smartfren Telecom Tbk. PT*	2,936,200	16,811

Taiwan Mobile Co. Ltd.	30,000	110,431

TIM SA*	22,700	61,790

Turkcell Iletisim Hizmetleri A/S	37,150	54,115

Vodacom Group Ltd.	21,800	209,478

Vodafone Idea Ltd.*	97,468	12,113

Vodafone Qatar QSC	107,200	48,541
		3,409,342
Total Common Stocks (Cost $240,642,926)		268,184,299
	Principal Amount

CORPORATE BONDS – 0.0%(e)

Independent Power and Renewable Electricity Producers – 0.0%(e)

NTPC Ltd.

Series 54, 8.49%, 3/25/2025 (Cost $—)	INR 49,126	8,438
	Number of Rights

RIGHTS – 0.0%(e)

Airlines – 0.0%(e)

Gol Linhas Aereas Inteligentes SA, expiring 5/13/2022, price 42.67 BRL*	1,810	7

Biotechnology – 0.0%(e)

Medigen Vaccine Biologics Corp., expiring 5/10/2022, price 220.00 TWD* (b)	78	81

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value

RIGHTS – (continued)

Capital Markets – 0.0%(e)

Orient Securities Co. Ltd., expiring 4/26/2022, price 8.460000 CNY* (b)	2,632	$280

Orient Securities Co. Ltd., expiring 5/20/2022, price 10.380000 HKD* ‡ (b)	5,712	—
		280

Electronic Equipment, Instruments & Components – 0.0%(e)

Solus Advanced Materials Co. Ltd., expiring 5/10/2022, price 49,400.00 KRW* (b)	48	892

IT Services – 0.0%(e)

Fawry for Banking & Payment Technology Services SAE, expiring 5/11/2022, price 0.50 EGP*	17,731	3,683

Semiconductors & Semiconductor Equipment – 0.0%(e)

Episil Technologies, Inc., expiring 5/27/2022, price 95.00 TWD* (b)	33	11
Total Rights (Cost $11,063)		4,954
	Number of Warrants

WARRANTS – 0.0%(e)

Banks – 0.0%(e)

TMBThanachart Bank PCL, expiring 4/21/2099, price 1.00 THB* (b)	13,148	134

Real Estate Management & Development – 0.0%(e)

MBK PCL, expiring 12/31/2099, price 1.00 THB* (b)	3,613	1,055
Total Warrants (Cost $—)		1,189

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(f) – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $1,939,413, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $1,951,962 (Cost $1,939,381)	$1,939,381	$1,939,381
Total Investments – 100.6% (Cost $242,593,370)		270,138,261

Liabilities in excess of other assets – (0.6%)		(1,533,590)
NET ASSETS – 100.0%		$268,604,671

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $412,838, which represents approximately 0.15% of net assets of the Fund.

(c)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $9,267,693, collateralized in the form of cash with a value of $1,939,381 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,262,069 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $3,644,127 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $9,845,577.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(e)	Represents less than 0.05% of net assets.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $1,939,381.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,629,603
Aggregate gross unrealized depreciation	(39,558,614)
Net unrealized appreciation	$23,070,989
Federal income tax cost	$247,115,974

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	26	06/17/2022	USD	$1,374,620	$22,870

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
INR*	13,290,000	Goldman Sachs & Co.	USD	172,467	06/15/2022	$582
KRW*	370,000,000	Citibank NA	USD	293,641	06/15/2022	974
USD	698,073	Toronto-Dominion Bank (The)	HKD	5,456,137	06/15/2022	2,006
USD	345,116	Citibank NA	KRW*	423,816,590	06/15/2022	7,649
USD	171,005	Toronto-Dominion Bank (The)	KRW*	208,000,000	06/15/2022	5,384
USD	535,838	Citibank NA	TWD*	15,300,000	06/15/2022	16,520
USD	31,096	JPMorgan Chase Bank	TWD*	876,120	06/15/2022	1,358
Total unrealized appreciation						$34,473
TWD*	5,600,000	Citibank NA	USD	191,519	06/15/2022	$(1,442)
USD	65,547	Citibank NA	BRL*	339,553	06/15/2022	(2,077)
USD	188,268	Goldman Sachs & Co.	BRL*	950,000	06/15/2022	(932)
USD	73,497	Citibank NA	INR*	5,688,500	06/15/2022	(574)
ZAR	1,330,000	Citibank NA	USD	87,293	06/15/2022	(3,616)
Total unrealized depreciation						$(8,641)
Net unrealized appreciation						$25,832

* Non-deliverable forward.

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Brazil	5.6%
Chile	0.7
China	26.6
Colombia	0.7
Czech Republic	0.1
Egypt	0.3
Greece	0.4
Hungary	0.2
India	11.2
Indonesia	1.9
Kuwait	0.7
Malaysia	2.4
Mexico	2.5
Pakistan	0.6
Peru	0.3
Philippines	1.0
Qatar	1.0
Saudi Arabia	2.4
Singapore	0.0	†
South Africa	5.4
South Korea	15.4
Taiwan	15.7
Thailand	2.1
Turkey	1.2
United Arab Emirates	1.4
United Kingdom	0.0	†
United States	0.1
Other[1]	0.1
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.9%
Corporate Bonds	0.0	†
Rights	0.0	†
Warrants	0.0	†
Securities Lending Reinvestments	0.7
Others(1)	(0.6)
	100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2022 (Unaudited)

Investments	Shares		Value

COMMON STOCKS – 98.6%

Aerospace & Defense – 0.7%

Lockheed Martin Corp.	984		$425,206

Textron, Inc.	9,102		630,314
			1,055,520

Air Freight & Logistics – 1.5%

Expeditors International of Washington, Inc.	6,642		658,023

United Parcel Service, Inc., Class B	7,995		1,438,940
			2,096,963

Automobiles – 1.6%

Ford Motor Co.	21,402		303,052

Tesla, Inc.* (a)	2,214		1,927,863
			2,230,915

Banks – 3.4%

Bank of America Corp.	22,386		798,733

Citigroup, Inc.	30,258		1,458,738

Citizens Financial Group, Inc.	8,241		324,695

JPMorgan Chase & Co.	738		88,088

Wells Fargo & Co.	48,216		2,103,664
			4,773,918

Biotechnology – 1.9%

AbbVie, Inc.	—	(b)	59

Amgen, Inc.(a)	7,995		1,864,354

Gilead Sciences, Inc.	3,198		189,769

Moderna, Inc.*	2,091		281,051

Regeneron Pharmaceuticals, Inc.*	183		120,617

Vertex Pharmaceuticals, Inc.*	984		268,849
			2,724,699

Building Products – 0.8%

Lennox International, Inc.	123		26,222

Masco Corp.	10,332		544,393

Trane Technologies plc	3,567		498,988
			1,069,603

Capital Markets – 1.3%

Ameriprise Financial, Inc.	369		97,966

Investments	Shares	Value

Capital Markets – (continued)

Bank of New York Mellon Corp. (The)	15,744	$662,192

Goldman Sachs Group, Inc. (The)	861	263,027

Morgan Stanley	10,086	812,831
		1,836,016

Chemicals – 1.3%

Celanese Corp.	1,353	198,810

Dow, Inc.	13,407	891,566

DuPont de Nemours, Inc.	10,824	713,626
		1,804,002

Communications Equipment – 1.5%

Cisco Systems, Inc.	43,788	2,144,736

Consumer Finance – 2.2%

Ally Financial, Inc.	3,936	157,282

American Express Co.	2,829	494,255

Capital One Financial Corp.	8,118	1,011,665

Discover Financial Services	6,888	774,624

Synchrony Financial	16,728	615,758
		3,053,584

Distributors – 0.5%

Genuine Parts Co.	615	79,981

LKQ Corp.	615	30,522

Pool Corp.	1,476	598,105
		708,608

Diversified Financial Services – 2.2%

Berkshire Hathaway, Inc., Class B*	8,364	2,700,150

Equitable Holdings, Inc.	14,760	425,531
		3,125,681

Diversified Telecommunication Services – 0.6%

AT&T, Inc.	22,140	417,560

Verizon Communications, Inc.	9,840	455,592
		873,152

Electric Utilities – 2.4%

Evergy, Inc.	12,300	834,555

Exelon Corp.	21,156	989,678

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

PG&E Corp.* (a)	11,931	$150,927

Southern Co. (The)	19,065	1,399,180
		3,374,340

Electrical Equipment – 0.1%

Emerson Electric Co.	1,476	133,106

Energy Equipment & Services – 0.3%

Schlumberger NV	9,348	364,665

Entertainment – 1.7%

Activision Blizzard, Inc.	11,316	855,490

Electronic Arts, Inc.	5,658	667,927

Liberty Media Corp-Liberty Formula One, Class C*	861	53,666

Netflix, Inc.*	246	46,828

Warner Bros Discovery, Inc.*	44,099	800,397
		2,424,308

Equity Real Estate Investment Trusts (REITs) – 2.1%

Essex Property Trust, Inc.	246	81,000

Iron Mountain, Inc.	17,466	938,448

Mid-America Apartment Communities, Inc.(a)	246	48,383

Public Storage	2,829	1,050,974

Regency Centers Corp.	615	42,331

Weyerhaeuser Co.	20,664	851,770
		3,012,906

Food & Staples Retailing – 0.3%

Walmart, Inc.	2,829	432,809

Food Products – 1.1%

Campbell Soup Co.	1,230	58,081

General Mills, Inc.	3,444	243,594

Hershey Co. (The)	1,599	361,006

Kraft Heinz Co. (The)	2,583	110,113

Tyson Foods, Inc., Class A	8,856	825,025
		1,597,819

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	2,091	237,329

Hologic, Inc.*	5,166	371,900

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

IDEXX Laboratories, Inc.*	1,476	$635,389

ResMed, Inc.(a)	2,091	418,137
		1,662,755

Health Care Providers & Services – 3.8%

Anthem, Inc.	615	308,687

Cardinal Health, Inc.	4,059	235,625

Cigna Corp.	492	121,416

CVS Health Corp.	1,722	165,536

DaVita, Inc.* (a)	738	79,977

HCA Healthcare, Inc.	4,797	1,029,196

Laboratory Corp. of America Holdings*	2,829	679,752

McKesson Corp.	3,321	1,028,215

Quest Diagnostics, Inc.	2,460	329,246

UnitedHealth Group, Inc.	2,829	1,438,688
		5,416,338

Health Care Technology – 0.6%

Cerner Corp.	8,610	806,240

Veeva Systems, Inc., Class A* (a)	246	44,760
		851,000

Hotels, Restaurants & Leisure – 0.3%

Yum! Brands, Inc.	3,198	374,198

Household Durables – 0.6%

Lennar Corp., Class A	5,658	432,780

NVR, Inc.*	33	144,415

PulteGroup, Inc.(a)	2,952	123,276

Whirlpool Corp.	984	178,616
		879,087

Household Products – 2.5%

Colgate-Palmolive Co.	11,808	909,806

Procter & Gamble Co. (The)	16,605	2,665,933
		3,575,739

Independent Power and Renewable Electricity Producers – 0.5%

AES Corp. (The)	33,579	685,683

Industrial Conglomerates – 0.2%

Honeywell International, Inc.	1,107	214,216

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 2.4%

Aflac, Inc.	5,904	$338,181

Allstate Corp. (The)	5,658	715,963

American International Group, Inc.	15,129	885,198

MetLife, Inc.	14,022	920,965

Prudential Financial, Inc.	4,305	467,136
		3,327,443

Interactive Media & Services – 6.9%

Alphabet, Inc., Class A*	1,792	4,089,684

Alphabet, Inc., Class C*	1,690	3,885,868

Meta Platforms, Inc., Class A*	8,241	1,652,073

Pinterest, Inc., Class A*	3,444	70,671
		9,698,296

Internet & Direct Marketing Retail – 2.3%

Amazon.com, Inc.*	1,025	2,547,771

eBay, Inc.	11,808	613,071

Etsy, Inc.* (a)	738	68,774
		3,229,616

IT Services – 4.4%

Accenture plc, Class A	4,182	1,256,106

Cognizant Technology Solutions Corp., Class A	8,487	686,598

Gartner, Inc.*	2,214	643,278

Jack Henry & Associates, Inc.	2,952	559,640

Mastercard, Inc., Class A	1,599	581,045

Paychex, Inc.	2,214	280,580

Visa, Inc., Class A(a)	10,332	2,202,059
		6,209,306

Life Sciences Tools & Services – 1.4%

Danaher Corp.	492	123,556

IQVIA Holdings, Inc.*	492	107,251

Mettler-Toledo International, Inc.*	569	726,914

Thermo Fisher Scientific, Inc.	615	340,046

Waters Corp.*	2,091	633,615
		1,931,382

Machinery – 1.5%

CNH Industrial NV	3,690	52,361

Dover Corp.	615	81,980

Fortive Corp.	2,583	148,522

Investments	Shares	Value

Machinery – (continued)

Illinois Tool Works, Inc.	5,658	$1,115,248

Parker-Hannifin Corp.	2,706	732,839
		2,130,950

Media – 1.3%

Comcast Corp., Class A	8,733	347,224

DISH Network Corp., Class A* (a)	3,936	112,216

Fox Corp., Class A	1,968	70,533

Interpublic Group of Cos., Inc. (The)	21,894	714,182

Omnicom Group, Inc.	7,995	608,659
		1,852,814

Metals & Mining – 0.6%

Freeport-McMoRan, Inc.	11,931	483,802

Newmont Corp.	5,535	403,225
		887,027

Multiline Retail – 1.2%

Target Corp.(a)	7,626	1,743,685

Multi-Utilities – 1.3%

DTE Energy Co.(a)	7,134	934,840

Public Service Enterprise Group, Inc.	12,423	865,386
		1,800,226

Oil, Gas & Consumable Fuels – 3.0%

Continental Resources, Inc.(a)	14,514	806,543

EOG Resources, Inc.	10,824	1,263,810

Kinder Morgan, Inc.	32,226	584,902

Marathon Petroleum Corp.	2,952	257,592

Occidental Petroleum Corp.(a)	23,001	1,267,125
		4,179,972

Pharmaceuticals – 5.9%

Eli Lilly & Co.	9,840	2,874,559

Johnson & Johnson	19,065	3,440,470

Pfizer, Inc.	40,221	1,973,645
		8,288,674

Real Estate Management & Development – 0.5%

CBRE Group, Inc., Class A*	8,487	704,760

Road & Rail – 0.4%

Old Dominion Freight Line, Inc.	2,214	620,186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – 6.2%

Advanced Micro Devices, Inc.*	4,797	$410,239

Applied Materials, Inc.	6,519	719,372

Broadcom, Inc.	1,845	1,022,850

Intel Corp.	24,231	1,056,229

KLA Corp.	1,968	628,304

Lam Research Corp.	2,091	973,904

Microchip Technology, Inc.	984	64,157

NVIDIA Corp.	6,642	1,231,892

QUALCOMM, Inc.	3,321	463,910

Texas Instruments, Inc.	12,423	2,115,016
		8,685,873

Software – 9.2%

Adobe, Inc.*	3,567	1,412,354

Autodesk, Inc.*	369	69,844

Check Point Software Technologies Ltd.*	5,535	699,015

Fair Isaac Corp.*	738	275,651

Fortinet, Inc.*	2,091	604,320

Intuit, Inc.	4,059	1,699,706

Microsoft Corp.	22,017	6,110,158

Oracle Corp.	26,568	1,950,091

SS&C Technologies Holdings, Inc.	615	39,766

Zoom Video Communications, Inc., Class A* (a)	1,476	146,965
		13,007,870

Specialty Retail – 2.8%

AutoZone, Inc.*	452	883,873

Bath & Body Works, Inc.(a)	6,027	318,768

Best Buy Co., Inc.(a)	4,428	398,210

Home Depot, Inc. (The)	3,813	1,145,425

Lowe’s Cos., Inc.	4,551	899,869

O’Reilly Automotive, Inc.*	369	223,817

Ulta Beauty, Inc.*	369	146,419
		4,016,381

Technology Hardware, Storage & Peripherals – 8.7%

Apple, Inc.	72,693	11,460,052

HP, Inc.(a)	15,621	572,197

NetApp, Inc.	1,353	99,107

Seagate Technology Holdings plc	984	80,727
		12,212,083

Investments	Shares	Value

Tobacco – 0.9%

Altria Group, Inc.	4,797	$266,569

Philip Morris International, Inc.	9,840	984,000
		1,250,569

Trading Companies & Distributors – 0.5%

United Rentals, Inc.* (a)	1,107	350,388

WW Grainger, Inc.	738	369,022
		719,410
Total Common Stocks (Cost $121,600,985)		138,992,889

Total Investments – 98.6% (Cost $121,600,985)		138,992,889

Other assets less liabilities – 1.4%		2,028,746
NET ASSETS – 100.0%		$141,021,635

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $10,583,830, collateralized by $10,838,757 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 12, 2022 – February 15, 2052 and $348,851 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $11,187,608.

(b)	Amount represents less than one share.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,076,839
Aggregate gross unrealized depreciation	(5,743,448)
Net unrealized appreciation	$17,333,391
Federal income tax cost	$121,608,757

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	9	06/17/2022	USD	$1,857,375	$(50,741)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Security Type	% of Net Assets
Common Stocks	98.6%
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.6%

Air Freight & Logistics – 0.5%

FedEx Corp.	2,117	$420,733

United Parcel Service, Inc., Class B	2,482	446,710
		867,443

Airlines – 0.3%

American Airlines Group, Inc.* (a)	2,117	39,736

Delta Air Lines, Inc.*	3,796	163,342

Southwest Airlines Co.*	4,161	194,402

United Airlines Holdings, Inc.* (a)	1,898	95,849
		493,329

Auto Components – 0.1%

Aptiv plc*	1,460	155,344

Automobiles – 4.6%

Ford Motor Co.	20,586	291,498

General Motors Co.*	14,673	556,253

Tesla, Inc.*	8,541	7,437,161
		8,284,912

Banks – 4.6%

Bank of America Corp.	74,606	2,661,942

Citigroup, Inc.	20,294	978,374

Fifth Third Bancorp	5,767	216,435

Huntington Bancshares, Inc.(a)	15,987	210,229

JPMorgan Chase & Co.	30,733	3,668,291

KeyCorp	8,249	159,288

NU Holdings Ltd., Class A* (a)	6,789	40,802

Regions Financial Corp.	5,767	119,492

US Bancorp	4,964	241,052
		8,295,905

Beverages – 0.7%

Coca-Cola Co. (The)	20,586	1,330,061

Biotechnology – 2.4%

AbbVie, Inc.	12,264	1,801,336

Amgen, Inc.(a)	3,869	902,212

Biogen, Inc.*	511	106,002

Gilead Sciences, Inc.	10,950	649,773

Regeneron Pharmaceuticals, Inc.*	511	336,805

Vertex Pharmaceuticals, Inc.*	2,190	598,352
		4,394,480

Investments	Shares	Value

Building Products – 0.3%

Johnson Controls International plc	3,358	$201,043

Trane Technologies plc	2,482	347,207
		548,250

Capital Markets – 3.4%

Bank of New York Mellon Corp. (The)	4,891	205,715

BlackRock, Inc.	1,460	912,033

Blackstone, Inc., Class A	3,577	363,316

Coinbase Global, Inc., Class A*	511	57,595

Goldman Sachs Group, Inc. (The)	3,431	1,048,136

Intercontinental Exchange, Inc.	1,971	228,262

LPL Financial Holdings, Inc.	292	54,858

Moody’s Corp.	1,387	438,958

Morgan Stanley	12,337	994,239

MSCI, Inc.	730	307,512

Northern Trust Corp.(b)	1,095	112,840

S&P Global, Inc.	3,066	1,154,349

State Street Corp.	2,628	175,997

T. Rowe Price Group, Inc.	803	98,801
		6,152,611

Chemicals – 1.0%

Air Products & Chemicals, Inc.	730	170,871

Dow, Inc.	2,701	179,617

DuPont de Nemours, Inc.	1,825	120,322

Eastman Chemical Co.	511	52,465

Ecolab, Inc.	1,898	321,407

International Flavors & Fragrances, Inc.	730	88,549

LyondellBasell Industries NV, Class A	1,022	108,363

PPG Industries, Inc.	1,679	214,895

Sherwin-Williams Co. (The)	2,044	562,018
		1,818,507

Commercial Services & Supplies – 0.3%

Cintas Corp.	949	377,000

Republic Services, Inc.	1,022	137,224
		514,224

Communications Equipment – 0.6%

Cisco Systems, Inc.	21,608	1,058,360

Consumer Finance – 0.3%

Capital One Financial Corp.	3,723	463,960

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Containers & Packaging – 0.4%

Amcor plc	15,330	$181,814

Ball Corp.(a)	3,358	272,535

Crown Holdings, Inc.	365	40,164

International Paper Co.	1,460	67,569

Packaging Corp. of America	365	58,827

Westrock Co.	2,409	119,318
		740,227

Diversified Financial Services – 1.7%

Apollo Global Management, Inc.	4,453	221,581

Berkshire Hathaway, Inc., Class B*	8,979	2,898,691
		3,120,272

Diversified Telecommunication Services – 0.8%

AT&T, Inc.	23,944	451,584

Lumen Technologies, Inc.(a)	5,183	52,141

Verizon Communications, Inc.	21,170	980,171
		1,483,896

Electric Utilities – 0.3%

Constellation Energy Corp.	1,022	60,512

Duke Energy Corp.	2,774	305,584

Entergy Corp.	1,168	138,817

FirstEnergy Corp.	2,044	88,526
		593,439

Electrical Equipment – 0.6%

Eaton Corp. plc	2,774	402,285

Emerson Electric Co.	4,234	381,822

Rockwell Automation, Inc.	949	239,784
		1,023,891

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	3,212	229,658

CDW Corp.	511	83,385

TE Connectivity Ltd.	1,752	218,615

Teledyne Technologies, Inc.*	146	63,006
		594,664

Energy Equipment & Services – 0.6%

Baker Hughes Co.	6,643	206,066

Halliburton Co.	6,570	234,023

Investments	Shares	Value

Energy Equipment & Services – (continued)

Schlumberger NV	14,819	$578,089
		1,018,178

Entertainment – 1.0%

ROBLOX Corp., Class A* (a)	1,022	31,324

Walt Disney Co. (The)*	15,622	1,743,884
		1,775,208

Equity Real Estate Investment Trusts (REITs) – 1.8%

Alexandria Real Estate Equities, Inc.	511	93,084

AvalonBay Communities, Inc.	1,387	315,515

Camden Property Trust	657	103,077

Crown Castle International Corp.	1,460	270,407

Equity Residential	2,336	190,384

Essex Property Trust, Inc.	438	144,220

Healthpeak Properties, Inc.	5,621	184,425

Host Hotels & Resorts, Inc.	5,475	111,416

Iron Mountain, Inc.(a)	2,117	113,746

Kimco Realty Corp.	5,548	140,531

Mid-America Apartment Communities, Inc.(a)	511	100,504

Prologis, Inc.	3,942	631,863

Simon Property Group, Inc.	1,022	120,596

Ventas, Inc.	3,431	190,592

VICI Properties, Inc.(a)	2,409	71,812

Welltower, Inc.(a)	4,453	404,377
		3,186,549

Food & Staples Retailing – 1.4%

Kroger Co. (The)	4,599	248,162

Walmart, Inc.	14,965	2,289,495
		2,537,657

Food Products – 0.4%

Bunge Ltd.	730	82,578

General Mills, Inc.	3,358	237,511

Hershey Co. (The)	584	131,850

Kellogg Co.	1,533	105,010

McCormick & Co., Inc. (Non-Voting)	949	95,441
		652,390

Health Care Equipment & Supplies – 3.4%

Abbott Laboratories	15,184	1,723,384

Baxter International, Inc.	3,504	248,994

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Becton Dickinson and Co.	2,482	$613,525

Boston Scientific Corp.*	11,899	501,067

Dentsply Sirona, Inc.	1,606	64,224

Edwards Lifesciences Corp.*	3,285	347,487

Hologic, Inc.*	2,336	168,169

IDEXX Laboratories, Inc.*	292	125,700

Intuitive Surgical, Inc.*	3,139	751,163

Medtronic plc	7,008	731,355

ResMed, Inc.(a)	511	102,185

Stryker Corp.	3,504	845,375
		6,222,628

Health Care Providers & Services – 3.0%

Anthem, Inc.	2,555	1,282,431

Cigna Corp.	1,679	414,344

Humana, Inc.	657	292,076

Quest Diagnostics, Inc.	657	87,933

UnitedHealth Group, Inc.	6,497	3,304,049
		5,380,833

Hotels, Restaurants & Leisure – 2.1%

Carnival Corp.* (a)	6,059	104,821

Domino’s Pizza, Inc.	292	98,696

Hilton Worldwide Holdings, Inc.*	2,409	374,094

Marriott International, Inc., Class A*	2,555	453,563

McDonald’s Corp.	5,183	1,291,396

MGM Resorts International	2,409	98,865

Royal Caribbean Cruises Ltd.*	1,679	130,509

Starbucks Corp.	10,001	746,475

Vail Resorts, Inc.	146	37,107

Yum China Holdings, Inc.	2,190	91,542

Yum! Brands, Inc.	2,993	350,211
		3,777,279

Household Durables – 0.0%(c)

Whirlpool Corp.	511	92,757

Household Products – 1.0%

Clorox Co. (The)	511	73,313

Colgate-Palmolive Co.	4,161	320,605

Kimberly-Clark Corp.	1,022	141,885

Procter & Gamble Co. (The)	8,322	1,336,097
		1,871,900

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 0.0%(c)

AES Corp. (The)	1,533	$31,304

Industrial Conglomerates – 0.9%

3M Co.	6,059	873,829

General Electric Co.	11,242	838,091
		1,711,920

Insurance – 1.6%

Aflac, Inc.	6,570	376,330

Aon plc, Class A(a)	1,533	441,489

Chubb Ltd.	2,263	467,196

Hartford Financial Services Group, Inc. (The)	2,117	148,042

Marsh & McLennan Cos., Inc.	2,555	413,143

MetLife, Inc.	5,913	388,366

Principal Financial Group, Inc.	2,482	169,123

Progressive Corp. (The)	4,088	438,888

Willis Towers Watson plc	438	94,109
		2,936,686

Interactive Media & Services – 5.6%

Alphabet, Inc., Class C*	2,190	5,035,533

Meta Platforms, Inc., Class A*	24,017	4,814,688

Snap, Inc., Class A*	10,877	309,559
		10,159,780

Internet & Direct Marketing Retail – 4.6%

Amazon.com, Inc.*	3,175	7,891,875

Coupang, Inc.*	3,723	47,915

eBay, Inc.	5,110	265,311

Etsy, Inc.* (a)	1,314	122,452
		8,327,553

IT Services – 4.7%

Accenture plc, Class A	6,789	2,039,144

Block, Inc., Class A*	3,577	356,055

Broadridge Financial Solutions, Inc.	365	52,607

Cognizant Technology Solutions Corp., Class A	4,526	366,153

Fidelity National Information Services, Inc.	4,307	427,039

International Business Machines Corp.	9,198	1,216,068

Mastercard, Inc., Class A	7,446	2,705,727

Paychex, Inc.	1,679	212,780

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

PayPal Holdings, Inc.*	12,118	$1,065,536

Twilio, Inc., Class A*	511	57,140
		8,498,249

Leisure Products – 0.1%

Hasbro, Inc.	1,314	115,711

Life Sciences Tools & Services – 1.9%

Agilent Technologies, Inc.	1,971	235,081

Charles River Laboratories International, Inc.*	292	70,521

Danaher Corp.	5,840	1,466,599

Illumina, Inc.*	1,095	324,832

PerkinElmer, Inc.	657	96,323

Thermo Fisher Scientific, Inc.	2,044	1,130,168

West Pharmaceutical Services, Inc.	511	160,996
		3,484,520

Machinery – 1.8%

Caterpillar, Inc.	3,723	783,841

Cummins, Inc.	949	179,541

Deere & Co.	2,117	799,273

Dover Corp.	803	107,040

Fortive Corp.	3,212	184,690

Illinois Tool Works, Inc.	1,679	330,948

Ingersoll Rand, Inc.	2,190	96,273

Otis Worldwide Corp.	3,723	271,183

PACCAR, Inc.	1,241	103,065

Parker-Hannifin Corp.	949	257,008

Stanley Black & Decker, Inc.	949	114,022

Westinghouse Air Brake Technologies Corp.	657	59,071

Xylem, Inc.	730	58,765
		3,344,720

Media – 0.5%

Comcast Corp., Class A	15,257	606,618

Interpublic Group of Cos., Inc. (The)	4,307	140,494

Omnicom Group, Inc.(a)	1,971	150,052

Paramount Global, Class B	3,212	93,534
		990,698

Investments	Shares		Value

Metals & Mining – 0.4%

Alcoa Corp.	511		$34,646

Freeport-McMoRan, Inc.	5,183		210,170

Newmont Corp.	5,621		409,490
			654,306

Mortgage Real Estate Investment Trusts (REITs) – 0.1%

Annaly Capital Management, Inc.	14,527		93,263

Multiline Retail – 0.5%

Target Corp.	4,161		951,413

Multi-Utilities – 0.3%

CMS Energy Corp.	1,752		120,345

Public Service Enterprise Group, Inc.	1,533		106,789

Sempra Energy	2,263		365,157
			592,291

Oil, Gas & Consumable Fuels – 5.1%

APA Corp.	2,336		95,612

Chevron Corp.	20,002		3,133,713

ConocoPhillips	9,271		885,566

Devon Energy Corp.	3,285		191,088

Diamondback Energy, Inc.	876		110,578

EOG Resources, Inc.	1,898		221,610

Exxon Mobil Corp.	43,800		3,733,950

Hess Corp.	1,022		105,338

ONEOK, Inc.(a)	1,314		83,216

Phillips 66(a)	3,942		342,008

Valero Energy Corp.	2,263		252,279
			9,154,958

Paper & Forest Products – 0.0%(c)

Sylvamo Corp.*	—	(d)	16

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The), Class A	2,409		636,121

Pharmaceuticals – 7.5%

Bristol-Myers Squibb Co.	23,214		1,747,318

Catalent, Inc.*	657		59,498

Eli Lilly & Co.	7,300		2,132,549

Johnson & Johnson	27,229		4,913,745

Merck & Co., Inc.	25,988		2,304,876

Pfizer, Inc.	48,253		2,367,774
			13,525,760

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – 0.1%

Booz Allen Hamilton Holding Corp.	1,314	$107,262

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	3,504	290,972

Road & Rail – 0.3%

Grab Holdings Ltd., Class A* (a)	9,271	27,350

Uber Technologies, Inc.*	16,863	530,847
		558,197

Semiconductors & Semiconductor Equipment – 6.1%

Advanced Micro Devices, Inc.*	8,322	711,697

Analog Devices, Inc.	2,628	405,711

Applied Materials, Inc.	6,059	668,611

Intel Corp.	34,821	1,517,847

Lam Research Corp.	1,241	578,008

Microchip Technology, Inc.	4,964	323,653

Micron Technology, Inc.	9,490	647,123

NVIDIA Corp.	17,228	3,195,277

Qorvo, Inc.*	438	49,836

QUALCOMM, Inc.	7,811	1,091,119

Teradyne, Inc.(a)	876	92,383

Texas Instruments, Inc.	9,490	1,615,673

Wolfspeed, Inc.* (a)	657	60,253
		10,957,191

Software – 9.3%

Adobe, Inc.*	4,891	1,936,591

Autodesk, Inc.*	2,190	414,523

Cadence Design Systems, Inc.*	1,387	209,229

Intuit, Inc.	2,482	1,039,338

Microsoft Corp.	32,631	9,055,755

NortonLifeLock, Inc.(a)	3,139	78,601

Oracle Corp.	11,169	819,805

Palo Alto Networks, Inc.* (a)	803	450,708

Salesforce, Inc.*	6,789	1,194,457

ServiceNow, Inc.*	1,752	837,631

Splunk, Inc.*	1,095	133,612

Synopsys, Inc.*	1,314	376,842

UiPath, Inc., Class A*	1,241	22,127

Workday, Inc., Class A*	1,022	211,247
		16,780,466

Investments	Shares	Value

Specialty Retail – 2.9%

AutoZone, Inc.*	146	$285,499

Bath & Body Works, Inc.	876	46,332

Best Buy Co., Inc.(a)	2,117	190,382

Carvana Co.*	292	16,924

Home Depot, Inc. (The)	7,227	2,170,991

Lowe’s Cos., Inc.	5,840	1,154,743

Ross Stores, Inc.	3,139	313,178

TJX Cos., Inc. (The)	12,410	760,485

Tractor Supply Co.	949	191,176

Williams-Sonoma, Inc.(a)	730	95,250
		5,224,960

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	58,765	9,264,303

Dell Technologies, Inc., Class C	2,190	102,952

Hewlett Packard Enterprise Co.	14,308	220,486

HP, Inc.(a)	11,461	419,817

NetApp, Inc.	1,752	128,334

Seagate Technology Holdings plc	1,168	95,823

Western Digital Corp.*	2,847	151,090
		10,382,805

Textiles, Apparel & Luxury Goods – 1.0%

Lululemon Athletica, Inc.*	1,241	440,096

NIKE, Inc., Class B	8,833	1,101,475

VF Corp.	3,504	182,208
		1,723,779

Trading Companies & Distributors – 0.1%

United Rentals, Inc.*	511	161,742

WW Grainger, Inc.	219	109,506
		271,248

Water Utilities – 0.1%

American Water Works Co., Inc.	1,460	224,957
Total Common Stocks (Cost $171,250,818)		180,180,260

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – 0.1%

REPURCHASE AGREEMENTS – 0.1%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $248,882, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $250,492 (Cost $248,877)	$248,877	$248,877
Total Investments – 99.7% (Cost $171,499,695)		180,429,137

Other assets less liabilities – 0.3%		562,397
NET ASSETS – 100.0%		$180,991,534

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $3,994,982, collateralized in the form of cash with a value of
$248,877 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,973,748 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 12, 2022 – February 15, 2052; a total value of $4,222,625.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)	Amount represents less than one share.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $248,877.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,193,219
Aggregate gross unrealized depreciation	(12,328,956)
Net unrealized appreciation	$8,864,263
Federal income tax cost	$171,515,505

Investment in a company which was affiliated for the period ended April 30, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares April 30, 2022	Value April 30, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
Northern Trust Corp.	$—	$126,155	$—	1,095	$112,840	$(13,315)	$—	$—

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	3	06/17/2022	USD	$619,125	$(49,369)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	0.1
Others(1)	0.3
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Aerospace & Defense – 0.1%

Meggitt plc*	2,700	$26,271

MTU Aero Engines AG*	225	45,965

Rheinmetall AG	200	45,321

Singapore Technologies Engineering Ltd.	7,500	22,268
		139,825

Air Freight & Logistics – 0.3%

Deutsche Post AG (Registered)	3,075	132,743

DSV A/S	1,275	211,557

FedEx Corp.	650	129,181

Royal Mail plc	1,550	6,706

Yamato Holdings Co. Ltd.	2,500	47,179
		527,366

Airlines – 0.2%

ANA Holdings, Inc.*	2,500	47,343

easyJet plc*	2,325	16,376

International Consolidated Airlines Group SA*	16,425	29,687

Qantas Airways Ltd.*	15,625	62,182

Singapore Airlines Ltd.*	7,800	31,067

Southwest Airlines Co.*	1,575	73,584

Wizz Air Holdings plc* (a)	475	18,934
		279,173

Auto Components – 0.3%

Aisin Corp.	2,500	72,939

Bridgestone Corp.	2,500	91,984

Cie Generale des Etablissements Michelin SCA(b)	950	119,312

Continental AG*	450	31,342

Denso Corp.(b)	2,500	153,539

Dometic Group AB(b) (c)	2,975	25,937

Faurecia SE(b)	300	6,668

Sumitomo Electric Industries Ltd.	5,000	53,971

Valeo	250	4,617
		560,309

Automobiles – 1.6%

Bayerische Motoren Werke AG	2,300	190,496

Investments	Shares	Value

Automobiles – (continued)

General Motors Co.*	9,650	$365,832

Honda Motor Co. Ltd.	10,000	263,893

Isuzu Motors Ltd.	2,500	29,272

Mazda Motor Corp.	2,500	17,926

Mercedes-Benz Group AG*	4,900	346,857

Mitsubishi Motors Corp.*	2,500	6,310

Nissan Motor Co. Ltd.*	10,000	39,904

Renault SA*	800	19,896

Subaru Corp.	2,500	37,801

Suzuki Motor Corp.	2,500	75,409

Toyota Motor Corp.	57,500	992,137

Volkswagen AG (Preference)	1,025	161,052

Yamaha Motor Co. Ltd.	2,500	51,907
		2,598,692

Banks – 7.7%

Australia & New Zealand Banking Group Ltd.(b)	19,575	379,770

Banco Bilbao Vizcaya Argentaria SA	37,875	202,138

Banco BPM SpA(b)	6,925	22,114

Banco de Sabadell SA	23,675	18,582

Banco Santander SA(b)	62,400	185,407

Bank of America Corp.	29,950	1,068,616

Bank of Ireland Group plc*	3,750	22,945

Bank of Montreal	3,025	322,394

Bank of Nova Scotia (The)	5,425	345,310

Bank of Queensland Ltd.(b)	525	3,033

Bank Polska Kasa Opieki SA	675	14,907

Bankinter SA(b)	5,200	30,896

Barclays plc	68,250	126,989

BAWAG Group AG* (a)	625	30,145

BNP Paribas SA(b)	2,525	132,402

CaixaBank SA(b)	28,350	92,355

Canadian Imperial Bank of Commerce	1,975	219,467

Citigroup, Inc.	10,650	513,436

Commerzbank AG*	4,625	30,651

Commonwealth Bank of Australia(b)	11,675	861,876

Danske Bank A/S	4,400	68,078

DBS Group Holdings Ltd.	8,594	211,100

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Erste Group Bank AG	800	$25,032

Fifth Third Bancorp	2,975	111,652

Hang Seng Bank Ltd.	5,000	88,897

HSBC Holdings plc	55,500	349,307

Huntington Bancshares, Inc.(b)	7,700	101,255

ING Groep NV(b)	14,075	135,121

Intesa Sanpaolo SpA	117,825	242,981

JPMorgan Chase & Co.	24,325	2,903,432

KBC Group NV	1,250	85,741

KeyCorp	4,300	83,033

Lloyds Banking Group plc	345,950	199,275

Mediobanca Banca di Credito Finanziario SpA	5,275	53,489

Mitsubishi UFJ Financial Group, Inc.	80,000	465,761

Mizuho Financial Group, Inc.	7,500	91,377

National Australia Bank Ltd.	10,600	245,798

National Bank of Canada	1,425	100,036

NatWest Group plc	34,950	95,658

Nordea Bank Abp	24,025	242,807

Royal Bank of Canada	8,125	824,865

Skandinaviska Enskilda Banken AB, Class A	11,175	127,287

Societe Generale SA	1,625	39,720

Standard Chartered plc	13,600	94,219

Svenska Handelsbanken AB, Class A	11,550	117,914

Swedbank AB, Class A(b)	5,550	88,945

Toronto-Dominion Bank (The)	6,075	441,062

UniCredit SpA	3,825	35,933

United Overseas Bank Ltd.	5,000	108,589

Virgin Money UK plc	10,925	23,983

Westpac Banking Corp.(b)	11,550	195,925
		12,621,705

Beverages – 1.5%

Anheuser-Busch InBev SA/NV(b)	4,200	245,466

Asahi Group Holdings Ltd.	2,500	93,837

Britvic plc	2,100	22,595

Budweiser Brewing Co. APAC Ltd.(a)	10,000	25,210

Carlsberg A/S, Class B	375	48,310

Coca-Cola Co. (The)	16,225	1,048,297

Investments	Shares	Value

Beverages – (continued)

Coca-Cola HBC AG*	675	$13,877

Davide Campari-Milano NV	1,675	19,058

Diageo plc	10,425	525,965

Heineken Holding NV	375	29,552

Heineken NV(b)	1,300	128,092

Kirin Holdings Co. Ltd.	2,500	36,672

Pernod Ricard SA	1,250	260,639

Remy Cointreau SA	150	29,987

Royal Unibrew A/S	50	4,355
		2,531,912

Biotechnology – 1.2%

AbbVie, Inc.	4,826	708,824

Amgen, Inc.(b)	1,525	355,615

Gilead Sciences, Inc.	5,025	298,183

Grifols SA(b)	1,475	24,897

Regeneron Pharmaceuticals, Inc.*	275	181,255

Swedish Orphan Biovitrum AB*	850	18,010

Vertex Pharmaceuticals, Inc.* (b)	1,400	382,508
		1,969,292

Building Products – 0.6%

AGC, Inc.	2,500	94,358

Assa Abloy AB, Class B(b)	7,150	183,252

Cie de Saint-Gobain	2,300	136,678

Daikin Industries Ltd.	1,300	201,131

Fletcher Building Ltd.	3,925	15,769

Geberit AG (Registered)	100	57,694

Lixil Corp.	2,500	44,265

Nibe Industrier AB, Class B	4,400	43,778

Trane Technologies plc	900	125,901
		902,826

Capital Markets – 2.0%

3i Group plc	2,000	33,271

Abrdn plc	7,250	17,231

BlackRock, Inc.	975	609,063

Daiwa Securities Group, Inc.	7,500	36,817

Deutsche Boerse AG	375	65,750

Euronext NV(a)	125	10,104

Goldman Sachs Group, Inc. (The)	1,825	557,519

IG Group Holdings plc	1,800	18,429

Julius Baer Group Ltd.	1,275	62,092

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

London Stock Exchange Group plc	1,775	$176,409

Macquarie Group Ltd.	2,500	367,726

Man Group plc	5,800	17,112

Moody’s Corp.	425	134,504

Morgan Stanley	3,750	302,212

MSCI, Inc.	200	84,250

S&P Global, Inc.	1,450	545,925

Schroders plc	175	6,240

St James’s Place plc	2,175	35,445

UBS Group AG (Registered)	12,100	208,367
		3,288,466

Chemicals – 1.0%

Air Liquide SA(b)	1,025	178,786

Akzo Nobel NV	900	78,900

Arkema SA	275	31,666

Asahi Kasei Corp.	5,200	43,006

Chr Hansen Holding A/S	650	50,976

Covestro AG(a)	175	7,623

Croda International plc	575	56,338

Ecolab, Inc.	1,125	190,508

Givaudan SA (Registered)	25	100,319

Hexpol AB	1,925	16,757

Incitec Pivot Ltd.	11,650	31,957

Kansai Paint Co. Ltd.	2,500	34,752

Koninklijke DSM NV	1,050	177,896

Mitsubishi Chemical Holdings Corp.	5,000	30,604

Mitsui Chemicals, Inc.	2,500	57,406

Novozymes A/S, Class B	1,150	80,599

Nutrien Ltd.	1,225	121,000

Orica Ltd.(b)	1,950	22,824

PPG Industries, Inc.	575	73,594

Sherwin-Williams Co. (The)	625	171,850

Solvay SA	375	35,826

Symrise AG	225	26,929

Victrex plc	900	20,655

Yara International ASA	1,125	58,046
		1,698,817

Commercial Services & Supplies – 0.3%

Cintas Corp.	625	248,288

Elis SA*	850	12,330

Investments	Shares	Value

Commercial Services & Supplies – (continued)

ISS A/S*	300	$5,018

Rentokil Initial plc	11,075	76,476

Republic Services, Inc.	550	73,848

Securitas AB, Class B(b)	525	6,269

SPIE SA	1,075	25,585

TOMRA Systems ASA(b)	150	6,002

TOPPAN, Inc.	2,500	41,525
		495,341

Communications Equipment – 0.1%

Nokia OYJ*	19,425	99,808

Construction & Engineering – 0.5%

Arcadis NV	675	28,427

Bouygues SA	1,350	46,784

Eiffage SA	675	67,250

Ferrovial SA	2,800	72,635

Kajima Corp.	2,500	27,979

Obayashi Corp.	5,000	34,579

Shimizu Corp.	2,500	13,179

Skanska AB, Class B	2,300	44,517

Sweco AB, Class B	600	8,559

Vinci SA	3,725	364,832

WSP Global, Inc.	250	29,306
		738,047

Construction Materials – 0.2%

CRH plc(b)	3,425	137,952

Holcim AG*	3,225	159,979

Wienerberger AG	1,025	29,196
		327,127

Consumer Finance – 0.2%

Capital One Financial Corp.	1,750	218,085

Marui Group Co. Ltd.(b)	2,500	43,281
		261,366

Containers & Packaging – 0.3%

Amcor plc	9,425	111,781

Ball Corp.(b)	1,300	105,508

BillerudKorsnas AB	1,800	28,112

DS Smith plc	3,500	14,541

Huhtamaki OYJ	975	37,162

Orora Ltd.	2,775	7,888

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Containers & Packaging – (continued)

SIG Group AG*	100	$2,118

Smurfit Kappa Group plc	1,725	74,029

Westrock Co.	1,000	49,530
		430,669

Distributors – 0.0%(d)

D’ieteren Group	100	16,352

Diversified Financial Services – 0.2%

Apollo Global Management, Inc.	1,550	77,128

Eurazeo SE*	350	27,175

Groupe Bruxelles Lambert SA	325	31,056

Kinnevik AB, Class B* (b)	1,050	20,918

M&G plc	12,450	33,482

ORIX Corp.	5,000	91,618
		281,377

Diversified Telecommunication Services – 1.1%

BT Group plc (b)	37,000	82,385

Cellnex Telecom SA(a)	1,700	79,915

Chorus Ltd.	1,875	8,945

Deutsche Telekom AG (Registered)	24,075	446,241

Elisa OYJ	700	41,177

Infrastrutture Wireless Italiane SpA(a)	3,025	32,487

Koninklijke KPN NV	21,750	75,375

Nippon Telegraph & Telephone Corp.	7,500	222,696

Orange SA	5,125	61,192

Proximus SADP(b)	325	5,691

Singapore Telecommunications Ltd.	40,000	80,238

Spark New Zealand Ltd.	12,225	39,038

Swisscom AG (Registered)	150	89,136

Telecom Italia SpA(b)	30,275	8,882

Telefonica SA	24,375	119,135

Telenor ASA	3,075	43,865

Telia Co. AB	14,500	60,527

Telstra Corp. Ltd.	70,200	201,546

TELUS Corp.	5,075	127,624
		1,826,095

Electric Utilities – 0.8%

Acciona SA	100	19,780

Investments	Shares	Value

Electric Utilities – (continued)

CLP Holdings Ltd.(b)	12,500	$121,875

Contact Energy Ltd.	4,400	23,361

EDP – Energias de Portugal SA	12,000	56,233

Electricite de France SA	4,875	44,661

Elia Group SA/NV(b)	150	24,005

Endesa SA(b)	1,300	27,470

Enel SpA	33,300	218,437

Entergy Corp.	550	65,368

Fortum OYJ	2,275	38,160

Iberdrola SA	32,500	377,488

Origin Energy Ltd.	8,450	41,074

Orsted A/S(a)	450	50,601

Red Electrica Corp. SA	2,225	44,915

SSE plc	4,475	104,979

Verbund AG*	450	48,517
		1,306,924

Electrical Equipment – 0.9%

ABB Ltd. (Registered)	6,800	207,366

Eaton Corp. plc	1,125	163,148

Emerson Electric Co.	1,750	157,815

Legrand SA	1,750	156,481

Mitsubishi Electric Corp.	10,000	105,588

Prysmian SpA	1,700	55,990

Rockwell Automation, Inc.	275	69,484

Schneider Electric SE	2,400	348,640

Siemens Energy AG	1,550	30,136

Signify NV(a)	400	17,132

Vestas Wind Systems A/S	4,125	106,950
		1,418,730

Electronic Equipment, Instruments & Components – 0.8%

Amphenol Corp., Class A	1,800	128,700

Halma plc	1,450	45,057

Hexagon AB, Class B* (b)	15,300	200,754

Ibiden Co. Ltd.	1,700	64,819

Kyocera Corp.	2,500	132,429

Murata Manufacturing Co. Ltd.	5,000	300,787

Omron Corp.	1,200	71,559

Shimadzu Corp.	1,100	36,381

Spectris plc	650	24,074

Taiyo Yuden Co. Ltd.	700	27,987

TDK Corp.	2,500	78,438

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

TE Connectivity Ltd.	800	$99,824

Yokogawa Electric Corp.	2,500	40,194
		1,251,003

Energy Equipment & Services – 0.4%

Baker Hughes Co.(b)	3,200	99,264

Halliburton Co.	2,450	87,269

Schlumberger NV	9,875	385,224

Worley Ltd.(b)	1,425	14,086
		585,843

Entertainment – 0.7%

Bollore SE	7,850	37,018

Walt Disney Co. (The)*	9,950	1,110,718
		1,147,736

Equity Real Estate Investment Trusts (REITs) – 1.7%

Alexandria Real Estate Equities, Inc.	400	72,864

Ascendas REIT	17,500	36,244

AvalonBay Communities, Inc.	950	216,106

Big Yellow Group plc(b)	1,325	23,789

British Land Co. plc (The)	6,500	42,256

Camden Property Trust	400	62,756

CapitaLand Integrated Commercial Trust	23,724	40,030

Charter Hall Group(b)	575	6,399

Charter Hall Long Wale REIT	2,850	10,856

Derwent London plc	850	32,186

Dexus	8,750	69,457

Equity Residential	1,400	114,100

Essex Property Trust, Inc.	250	82,318

Gecina SA	100	11,351

Goodman Group	9,225	157,207

Healthpeak Properties, Inc.	3,900	127,959

Host Hotels & Resorts, Inc.	2,875	58,506

Iron Mountain, Inc.(b)	1,175	63,133

Kimco Realty Corp.(b)	3,225	81,689

Klepierre SA*	1,200	28,939

Land Securities Group plc	4,625	43,701

Link REIT	13,146	114,100

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Mid-America Apartment Communities, Inc.(b)	275	$54,087

Mirvac Group	20,050	34,481

Prologis, Inc.	3,025	484,877

Safestore Holdings plc	1,650	26,102

Segro plc	6,950	117,143

Shopping Centres Australasia Property Group	3,250	7,091

Simon Property Group, Inc.	875	103,250

Stockland	15,350	45,379

Unibail-Rodamco-Westfield*	300	21,521

Ventas, Inc.	2,150	119,433

Vicinity Centres	21,750	28,981

Welltower, Inc.(b)	3,025	274,700
		2,812,991

Food & Staples Retailing – 1.5%

Aeon Co. Ltd.(b)	2,500	47,632

Carrefour SA	3,650	77,627

Coles Group Ltd.	3,850	51,163

Etablissements Franz Colruyt NV(b)	50	1,843

J Sainsbury plc	4,400	12,888

Jeronimo Martins SGPS SA	1,200	25,066

Kesko OYJ, Class B	825	20,914

Koninklijke Ahold Delhaize NV(b)	6,925	205,212

Kroger Co. (The)(b)	2,750	148,390

Marks & Spencer Group plc*	2,650	4,583

Seven & i Holdings Co. Ltd.	3,700	163,296

Walmart, Inc.	9,825	1,503,127

Woolworths Group Ltd.(b)	8,125	222,358
		2,484,099

Food Products – 1.1%

AAK AB	1,125	19,684

Ajinomoto Co., Inc.	2,500	65,317

Associated British Foods plc	1,075	21,682

Barry Callebaut AG (Registered)	25	58,054

Bunge Ltd.	575	65,044

Danone SA	1,975	120,094

General Mills, Inc.	2,475	175,057

Hershey Co. (The)	400	90,308

Kellogg Co.(b)	1,400	95,900

Kerry Group plc, Class A(b)	775	85,846

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

McCormick & Co., Inc. (Non-Voting)	675	$67,885

Mowi ASA	3,475	99,477

Nestle SA (Registered)	6,425	834,029

Orkla ASA	4,225	34,629

Salmar ASA	525	43,560
		1,876,566

Gas Utilities – 0.1%

Enagas SA(b)	1,575	34,178

Italgas SpA	3,200	20,863

Naturgy Energy Group SA(b)	775	23,489

Rubis SCA	500	13,419

Snam SpA	13,475	74,261

Tokyo Gas Co. Ltd.	2,500	48,067
		214,277

Health Care Equipment & Supplies – 2.7%

Abbott Laboratories	9,750	1,106,625

Ansell Ltd.(b)	1,300	25,239

Baxter International, Inc.	1,525	108,367

Becton Dickinson and Co.	1,175	290,448

Boston Scientific Corp.*	5,700	240,027

Coloplast A/S, Class B	325	44,201

ConvaTec Group plc(a) (b)	6,600	17,567

DENTSPLY SIRONA, Inc.	875	34,991

Edwards Lifesciences Corp.*	1,650	174,537

Elekta AB, Class B(b)	425	2,896

Fisher & Paykel Healthcare Corp. Ltd.	3,125	43,608

Getinge AB, Class B(b)	1,100	32,191

GN Store Nord A/S	850	32,403

Hologic, Inc.*	1,450	104,386

Hoya Corp.	2,500	250,656

Intuitive Surgical, Inc.*	1,450	346,985

Koninklijke Philips NV	5,550	146,374

Medtronic plc	3,625	378,305

Olympus Corp.	5,000	89,109

Siemens Healthineers AG(a)	825	44,613

Smith & Nephew plc	3,900	63,801

Sonova Holding AG (Registered)	325	118,931

Straumann Holding AG (Registered)	750	90,056

Stryker Corp.	1,800	434,268

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Terumo Corp.	5,000	$150,278
		4,370,862

Health Care Providers & Services – 1.9%

Anthem, Inc.	1,325	665,057

Cigna Corp.	900	222,102

Fresenius SE & Co. KGaA	1,550	55,269

Galenica AG(a)	300	22,253

Orpea SA	550	19,774

Ramsay Health Care Ltd.	1,175	67,728

Sonic Healthcare Ltd.	2,050	53,509

Summerset Group Holdings Ltd.(b)	1,450	11,030

UnitedHealth Group, Inc.	3,850	1,957,918
		3,074,640

Hotels, Restaurants & Leisure – 1.5%

Accor SA*	975	32,431

Aristocrat Leisure Ltd.	2,000	47,841

Carnival Corp.* (b)	2,975	51,467

Compass Group plc	8,725	186,441

Crown Resorts Ltd.*	2,100	19,251

Domino’s Pizza Enterprises Ltd.(b)	375	20,070

Domino’s Pizza, Inc.	175	59,150

Entain plc*	1,675	31,933

Greggs plc	200	5,901

Hilton Worldwide Holdings, Inc.*	1,475	229,053

InterContinental Hotels Group plc	1,200	77,921

La Francaise des Jeux SAEM(a)	500	18,783

Marriott International, Inc., Class A*	1,225	217,462

McDonald’s Corp.	2,025	504,549

MGM Resorts International	1,400	57,456

Oriental Land Co. Ltd.(b)	1,400	213,685

Royal Caribbean Cruises Ltd.* (b)	775	60,241

Sands China Ltd.*	10,000	22,482

Sodexo SA	525	39,944

Star Entertainment Grp Ltd. (The)*	9,425	21,232

Starbucks Corp.	4,700	350,808

Tabcorp Holdings Ltd.	7,975	30,944

TUI AG, DI*	3,725	10,771

Whitbread plc*	1,150	40,673

Yum! Brands, Inc.	1,575	184,291
		2,534,780

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – 0.8%

Barratt Developments plc	2,000	$12,417

Berkeley Group Holdings plc*	300	15,368

Casio Computer Co. Ltd.	2,500	26,146

Electrolux AB, Class B(b)	50	772

Nikon Corp.(b)	2,600	29,520

Panasonic Holdings Corp.	15,000	134,358

Persimmon plc	475	12,524

SEB SA	50	6,050

Sekisui Chemical Co. Ltd.	2,500	33,942

Sekisui House Ltd.	2,500	43,590

Sony Group Corp.	10,000	866,008

Taylor Wimpey plc	13,125	20,911

Vistry Group plc	2,050	21,530

Whirlpool Corp.	225	40,842
		1,263,978

Household Products – 1.2%

Clorox Co. (The)	500	71,735

Colgate-Palmolive Co.	2,425	186,846

Essity AB, Class B	4,500	119,928

Henkel AG & Co. KGaA (Preference)	1,375	89,006

Kimberly-Clark Corp.	925	128,418

Procter & Gamble Co. (The)	6,550	1,051,603

Reckitt Benckiser Group plc	3,975	311,414

Unicharm Corp.	1,200	41,930
		2,000,880

Independent Power and Renewable Electricity Producers – 0.0%(d)

Drax Group plc	1,450	14,709

Meridian Energy Ltd.	3,500	10,768

Uniper SE	650	16,814
		42,291

Industrial Conglomerates – 1.0%

3M Co.	2,425	349,734

DCC plc	325	24,801

General Electric Co.	9,150	682,132

Hitachi Ltd.	5,300	248,391

Investment AB Latour, Class B	75	2,015

Keppel Corp. Ltd.	5,000	24,875

Investments	Shares	Value

Industrial Conglomerates – (continued)

Siemens AG (Registered)	2,450	$304,417

Smiths Group plc	1,800	33,390

Storskogen Group AB, Class B*	1,425	3,050
		1,672,805

Insurance – 1.8%

Admiral Group plc	450	14,260

Aegon NV	7,350	38,498

Aflac, Inc.	2,625	150,360

Ageas SA	350	16,940

Allianz SE (Registered)	950	216,676

ASR Nederland NV	850	38,863

Assicurazioni Generali SpA(b)	8,350	159,440

Aviva plc	19,225	104,586

AXA SA	13,025	349,839

CNP Assurances	850	18,723

Direct Line Insurance Group plc	5,375	17,120

Gjensidige Forsikring ASA	1,775	38,409

Hannover Rueck SE	275	43,198

Hartford Financial Services Group, Inc. (The)	1,075	75,175

Insurance Australia Group Ltd.(b)	13,025	42,023

Japan Post Holdings Co. Ltd.	5,000	35,177

Legal & General Group plc	14,575	46,131

Medibank Pvt Ltd.	14,275	32,462

MetLife, Inc.	2,950	193,756

MS&AD Insurance Group Holdings, Inc.	1,100	32,951

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	925	221,806

nib holdings Ltd.	2,300	11,572

Poste Italiane SpA(a)	2,900	28,691

Power Corp. of Canada	2,900	85,771

Principal Financial Group, Inc.	1,450	98,803

QBE Insurance Group Ltd.	7,950	69,604

Sampo OYJ, Class A	1,400	68,544

Storebrand ASA	2,850	25,158

Sun Life Financial, Inc.	2,200	110,013

Suncorp Group Ltd.	6,275	51,104

Swiss Life Holding AG (Registered)	150	88,549

Swiss Re AG	1,175	97,230

Tryg A/S	2,050	49,133

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Zurich Insurance Group AG	700	$321,568
		2,992,133

Interactive Media & Services – 4.0%

Alphabet, Inc., Class C*	1,300	2,989,129

carsales.com Ltd.	2,350	35,705

Meta Platforms, Inc., Class A*	15,850	3,177,450

REA Group Ltd.	450	41,388

Rightmove plc	4,625	35,909

Snap, Inc., Class A*	8,225	234,083

Z Holdings Corp.	17,500	69,508
		6,583,172

Internet & Direct Marketing Retail – 4.0%

Amazon.com, Inc.*	2,500	6,214,075

Delivery Hero SE* (a)	250	8,925

eBay, Inc.	2,375	123,310

Etsy, Inc.* (b)	775	72,222

Just Eat Takeaway.com NV* (a)	425	11,792

Rakuten Group, Inc.(b)	5,000	35,428

Zalando SE* (a)	817	32,605

Zalando SE* (a)	233	9,299
		6,507,656

IT Services – 3.5%

Accenture plc, Class A	5,400	1,621,944

Alten SA	100	13,641

Atos SE(b)	200	4,937

Bechtle AG	700	32,729

Block, Inc., Class A*	1,300	129,402

Capgemini SE	1,100	227,563

CGI, Inc.*	1,425	114,219

Cognizant Technology Solutions Corp., Class A	2,850	230,565

Edenred	1,475	74,753

Fidelity National Information Services, Inc.	1,600	158,640

Fujitsu Ltd.	1,600	230,750

International Business Machines Corp.	6,075	803,176

Itochu Techno-Solutions Corp.	2,500	58,950

Mastercard, Inc., Class A	3,550	1,289,999

Investments	Shares	Value

IT Services – (continued)

NEC Corp.	2,500	$97,445

NEXTDC Ltd.* (b)	2,175	17,435

Nomura Research Institute Ltd.	1,100	31,499

NTT Data Corp.	5,000	92,737

PayPal Holdings, Inc.*	4,650	408,874

Softcat plc	125	2,222

Sopra Steria Group SACA	75	13,427

Worldline SA* (a)	1,150	45,919
		5,700,826

Leisure Products – 0.1%

Bandai Namco Holdings, Inc.	1,000	68,377

Hasbro, Inc.	700	61,642

MIPS AB(a)	275	19,836

Thule Group AB(a) (b)	400	14,169

Yamaha Corp.	900	34,733
		198,757

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	725	86,471

Charles River Laboratories International, Inc.*	100	24,151

Danaher Corp.	2,725	684,329

Eurofins Scientific SE	725	67,857

Illumina, Inc.*	625	185,406

Lonza Group AG (Registered)	325	193,664

PerkinElmer, Inc. (b)	275	40,318

QIAGEN NV*	850	39,491

Sartorius Stedim Biotech	25	8,252

Tecan Group AG (Registered)	50	15,227

Thermo Fisher Scientific, Inc.	1,075	594,389

West Pharmaceutical Services, Inc.	200	63,012
		2,002,567

Machinery – 1.6%

Alfa Laval AB(b)	1,725	48,773

Alstom SA(b)	1,375	30,636

Atlas Copco AB, Class A(b)	2,650	122,280

Caterpillar, Inc.	1,525	321,074

CNH Industrial NV	4,175	60,473

Cummins, Inc.	350	66,217

Daifuku Co. Ltd.	800	49,707

Deere & Co.	825	311,479

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Ebara Corp.	300	$13,939

Epiroc AB, Class A(b)	3,775	77,710

FANUC Corp.	500	77,821

Fortive Corp.	1,275	73,312

GEA Group AG	700	27,449

Georg Fischer AG (Registered)	520	28,661

Husqvarna AB, Class B	4,050	39,080

Indutrade AB	1,675	40,159

Kawasaki Heavy Industries Ltd.	2,500	44,535

KION Group AG	250	14,047

Knorr-Bremse AG	375	27,036

Kone OYJ, Class B	2,950	143,437

Metso Outotec OYJ	4,525	39,182

MINEBEA MITSUMI, Inc.	2,500	48,626

Mitsubishi Heavy Industries Ltd.	2,500	85,578

NGK Insulators Ltd.	2,500	33,807

Otis Worldwide Corp.	1,650	120,186

Parker-Hannifin Corp.(b)	325	88,016

Sandvik AB(b)	6,675	128,308

Schindler Holding AG	175	34,147

SKF AB, Class B(b)	2,400	39,786

Spirax-Sarco Engineering plc	350	53,390

Trelleborg AB, Class B(b)	2,150	47,859

Valmet OYJ	1,550	41,959

Volvo AB, Class B	9,650	156,121

Wartsila OYJ Abp	2,450	19,896

Weir Group plc (The)	650	12,723

Xylem, Inc.	425	34,212
		2,601,621

Marine – 0.2%

AP Moller – Maersk A/S, Class B	25	73,320

Kuehne + Nagel International AG (Registered)	175	49,598

Mitsui OSK Lines Ltd.	2,500	59,239

Nippon Yusen KK	900	65,715
		247,872

Media – 0.2%

Dentsu Group, Inc.	1,200	43,578

Informa plc* (b)	6,150	44,367

Interpublic Group of Cos., Inc. (The)	2,475	80,734

Investments	Shares	Value

Media – (continued)

ITV plc	17,525	$16,348

Nordic Entertainment Group AB, Class B*	100	3,336

Pearson plc	3,775	37,243

Publicis Groupe SA	1,625	98,709

Vivendi SE	3,450	39,890

WPP plc	2,250	28,390
		392,595

Metals & Mining – 1.8%

Anglo American plc	4,450	200,349

Antofagasta plc	1,375	26,775

ArcelorMittal SA	3,275	97,136

Aurubis AG	175	20,151

BHP Group Ltd.(b)	23,250	793,251

BHP Group Ltd.	5,175	177,049

BlueScope Steel Ltd.	3,000	43,790

Boliden AB (b)	1,550	68,246

Fortescue Metals Group Ltd.(b)	9,750	149,871

Glencore plc*	39,925	249,276

JFE Holdings, Inc.	2,500	30,777

Lynas Rare Earths Ltd.*	5,850	38,081

Mineral Resources Ltd.	925	38,481

Newcrest Mining Ltd.(b)	3,325	63,515

Newmont Corp.	3,425	249,612

Norsk Hydro ASA	8,625	74,006

Rio Tinto Ltd.	2,175	174,397

Rio Tinto plc	5,075	363,567

Sims Ltd.	175	2,583

South32 Ltd.	22,550	76,440

voestalpine AG	175	4,627
		2,941,980

Mortgage Real Estate Investment Trusts (REITs) – 0.0%(d)

Annaly Capital Management, Inc.(b)	5,700	36,594

Multiline Retail – 0.5%

Isetan Mitsukoshi Holdings Ltd.	2,600	19,325

Next plc	600	45,394

Target Corp.	1,950	445,868

Wesfarmers Ltd.	7,975	280,028
		790,615

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – 0.5%

A2A SpA	12,600	$21,693

AGL Energy Ltd.	5,200	32,076

Centrica plc*	27,625	27,559

CMS Energy Corp.	950	65,256

E.ON SE	5,100	53,426

Engie SA(b)	8,575	102,421

Hera SpA	8,400	31,512

National Grid plc	17,475	261,962

Sempra Energy(b)	1,300	209,768

Veolia Environnement SA(b)	1,250	36,791
		842,464

Oil, Gas & Consumable Fuels – 5.3%

Aker BP ASA(b)	875	31,979

Ampol Ltd.	1,375	33,076

APA Corp.	900	36,837

BP plc	74,000	363,777

Chevron Corp.	15,875	2,487,136

Enbridge, Inc.	6,650	291,694

Eni SpA	14,625	206,590

Equinor ASA	6,325	217,961

Exxon Mobil Corp.	29,075	2,478,644

Galp Energia SGPS SA	1,725	21,164

Lundin Energy AB	400	16,746

Neste OYJ	1,300	56,503

OMV AG	725	37,554

Phillips 66(b)	1,775	153,999

Repsol SA	4,275	64,424

Shell plc	42,350	1,155,797

Suncor Energy, Inc.	4,700	169,826

TotalEnergies SE(b)	15,850	789,647

Woodside Petroleum Ltd.	1,674	37,057
		8,650,411

Paper & Forest Products – 0.1%

Mondi plc	1,775	33,651

Stora Enso OYJ, Class R	3,350	66,776

Svenska Cellulosa AB SCA, Class B	3,725	73,086
		173,513

Personal Products – 1.1%

Beiersdorf AG	450	45,489

Estee Lauder Cos., Inc. (The), Class A	1,275	336,677

Investments	Shares	Value

Personal Products – (continued)

Kao Corp.	1,200	$48,450

L’Oreal SA	1,475	542,906

Shiseido Co. Ltd.	3,600	170,497

Unilever plc	9,076	423,777

Unilever plc	5,649	263,823
		1,831,619

Pharmaceuticals – 10.3%

ALK-Abello A/S*	500	11,009

Astellas Pharma, Inc.	12,500	190,838

AstraZeneca plc	8,625	1,157,370

Bayer AG (Registered)*	4,300	285,332

Bristol-Myers Squibb Co.	12,100	910,767

Daiichi Sankyo Co. Ltd.	10,000	251,775

Dechra Pharmaceuticals plc	450	20,554

Eisai Co. Ltd.	1,300	56,832

Eli Lilly & Co.	3,450	1,007,849

GlaxoSmithKline plc	28,525	643,562

Ipsen SA	225	23,428

Johnson & Johnson	21,650	3,906,959

Kyowa Kirin Co. Ltd.	2,500	52,736

Merck & Co., Inc.	17,150	1,521,033

Merck KGaA	850	158,672

Novartis AG (Registered)	16,575	1,477,261

Novo Nordisk A/S, Class B	7,575	872,630

Ono Pharmaceutical Co. Ltd.	2,500	64,314

Orion OYJ, Class B	625	24,686

Otsuka Holdings Co. Ltd.	1,300	43,778

Pfizer, Inc.	30,625	1,502,769

Roche Holding AG	3,975	1,484,098

Sanofi	6,925	739,173

Santen Pharmaceutical Co. Ltd.	2,500	20,512

Shionogi & Co. Ltd.	2,500	140,302

Takeda Pharmaceutical Co. Ltd.	7,500	218,181

UCB SA	525	60,037

Vifor Pharma AG	250	44,313
		16,890,770

Professional Services – 0.5%

Adecco Group AG (Registered)	875	34,391

ALS Ltd.	1,975	18,386

Booz Allen Hamilton Holding Corp.	725	59,182

Bureau Veritas SA	2,075	60,045

DKSH Holding AG	100	8,659

Experian plc	2,475	86,758

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Intertek Group plc	725	$45,585

Randstad NV	500	26,827

RELX plc	11,300	339,499

SGS SA (Registered)	25	64,956

Teleperformance	125	45,191
		789,479

Real Estate Management & Development – 0.6%

Aroundtown SA	3,100	15,691

Capitaland Investment Ltd.*	12,500	38,290

Castellum AB(b)	1,375	27,505

CBRE Group, Inc., Class A* (b)	2,275	188,916

City Developments Ltd.	2,500	15,461

Daiwa House Industry Co. Ltd.	2,500	60,648

Fabege AB	950	11,655

Hongkong Land Holdings Ltd.	5,000	23,450

Hulic Co. Ltd.	2,500	21,187

Kojamo OYJ	475	9,486

Mitsubishi Estate Co. Ltd.	5,000	72,688

Mitsui Fudosan Co. Ltd.	5,000	105,955

Samhallsbyggnadsbolaget i Norden AB(b)	3,075	9,749

Sumitomo Realty & Development Co. Ltd.(b)	1,100	29,156

Sun Hung Kai Properties Ltd.	6,000	69,550

Swire Properties Ltd.	10,000	24,190

Swiss Prime Site AG (Registered)	625	61,492

Tokyu Fudosan Holdings Corp.	2,500	13,063

Vonovia SE*	4,975	199,438

Wihlborgs Fastigheter AB	250	4,381
		1,001,951

Road & Rail – 0.7%

Canadian National Railway Co.	3,125	369,411

Canadian Pacific Railway Ltd.	4,150	305,133

ComfortDelGro Corp. Ltd.	10,000	10,645

Hankyu Hanshin Holdings, Inc.	1,100	29,164

MTR Corp. Ltd.	12,500	66,673

Tokyu Corp.	2,600	31,928

Uber Technologies, Inc.*	7,925	249,479

West Japan Railway Co.	900	33,649
		1,096,082

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 5.4%

Advanced Micro Devices, Inc.*	5,050	$431,876

Advantest Corp.	1,100	76,328

ams-OSRAM AG*	525	6,566

Analog Devices, Inc.	1,500	231,570

Applied Materials, Inc.	3,725	411,054

ASML Holding NV	1,850	1,069,508

BE Semiconductor Industries NV(b)	475	29,435

Infineon Technologies AG	6,975	201,985

Intel Corp.	22,475	979,685

Lam Research Corp.	750	349,320

Microchip Technology, Inc.	3,200	208,640

Micron Technology, Inc.	5,975	407,435

Nordic Semiconductor ASA*	375	7,706

NVIDIA Corp.	10,300	1,910,341

QUALCOMM, Inc.	4,600	642,574

Renesas Electronics Corp.*	10,000	108,676

Rohm Co. Ltd.	400	28,280

SOITEC*	175	31,929

STMicroelectronics NV(b)	3,425	129,244

Teradyne, Inc.(b)	425	44,821

Texas Instruments, Inc.	6,375	1,085,344

Tokyo Electron Ltd.	1,000	428,219

Wolfspeed, Inc.* (b)	450	41,269
		8,861,805

Software – 8.5%

Adobe, Inc.*	3,250	1,286,838

Autodesk, Inc.*	1,750	331,240

Cadence Design Systems, Inc.*	750	113,137

Dassault Systemes SE	3,400	152,566

Intuit, Inc.	1,525	638,594

Microsoft Corp.	29,150	8,089,708

Netcompany Group A/S* (a)	500	28,179

Open Text Corp.	950	38,244

Oracle Corp.	6,600	484,440

Palo Alto Networks, Inc.*	525	294,672

Sage Group plc (The)	5,875	54,391

Salesforce, Inc.*	4,100	721,354

SAP SE	6,250	643,256

ServiceNow, Inc.*	1,075	513,957

SimCorp A/S	300	21,273

Splunk, Inc.* (b)	650	79,313

Synopsys, Inc.*	825	236,602

WiseTech Global Ltd.(b)	850	27,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Workday, Inc., Class A*	475	$98,182
		13,853,291

Specialty Retail – 1.5%

AutoZone, Inc.*	50	97,773

Best Buy Co., Inc.(b)	1,250	112,413

H & M Hennes & Mauritz AB, Class B(b)	4,050	51,768

Home Depot, Inc. (The)	2,825	848,630

Industria de Diseno Textil SA(b)	4,275	90,649

JB Hi-Fi Ltd.	500	18,822

JD Sports Fashion plc	11,300	18,926

Kingfisher plc	7,800	24,805

Lowe’s Cos., Inc.	2,800	553,644

Ross Stores, Inc.	1,550	154,643

TJX Cos., Inc. (The)	6,350	389,128

Tractor Supply Co.	450	90,652

Williams-Sonoma, Inc.(b)	575	75,026

Yamada Holdings Co. Ltd.	2,800	8,364
		2,535,243

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	52,550	8,284,507

Canon, Inc.(b)	2,500	57,792

Dell Technologies, Inc., Class C	1,425	66,989

FUJIFILM Holdings Corp.	2,500	138,411

Hewlett Packard Enterprise Co.	9,575	147,551

HP, Inc.(b)	7,700	282,051

Konica Minolta, Inc.	5,000	17,521

Logitech International SA (Registered)	425	28,215

NetApp, Inc.	1,150	84,238

Ricoh Co. Ltd.	2,600	19,085

Seagate Technology Holdings plc	575	47,173

Western Digital Corp.*	2,750	145,942
		9,319,475

Textiles, Apparel & Luxury Goods – 1.6%

adidas AG	550	112,401

Burberry Group plc	1,650	32,959

Christian Dior SE	25	15,560

Hermes International	150	187,755

HUGO BOSS AG	600	34,092

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Kering SA	425	$230,050

Lululemon Athletica, Inc.*	850	301,435

LVMH Moet Hennessy Louis Vuitton SE	1,600	1,045,666

Moncler SpA	950	50,391

NIKE, Inc., Class B	3,500	436,450

Pandora A/S	475	42,372

Puma SE	725	54,059

VF Corp.	1,575	81,900
		2,625,090

Thrifts & Mortgage Finance – 0.0%(d)

OSB Group plc	2,825	19,915

Tobacco – 0.5%

Altria Group, Inc.	5,025	279,239

British American Tobacco plc	9,525	400,853

Japan Tobacco, Inc.	5,000	85,810
		765,902

Trading Companies & Distributors – 0.8%

AddTech AB, Class B	1,825	32,705

Ashtead Group plc	2,275	119,363

Electrocomponents plc	425	5,629

Ferguson plc	1,275	162,317

IMCD NV	275	44,300

Marubeni Corp.	7,500	82,346

Mitsubishi Corp.	7,500	253,724

Mitsui & Co. Ltd.	10,000	243,131

Rexel SA*	2,050	42,474

Sojitz Corp.(b)	1,599	24,523

Sumitomo Corp.	7,500	119,337

Toyota Tsusho Corp.	2,500	90,595

Travis Perkins plc	1,725	26,606

United Rentals, Inc.* (b)	175	55,391

WW Grainger, Inc.	125	62,504
		1,364,945

Transportation Infrastructure – 0.2%

Aena SME SA* (a)	225	32,353

Aeroports de Paris*	125	17,875

Atlantia SpA*	2,750	66,232

Auckland International Airport Ltd.*	8,475	43,098

Getlink SE	3,200	59,010

Qube Holdings Ltd.	7,100	14,935

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Transurban Group	16,375	$166,873
		400,376

Water Utilities – 0.2%

American Water Works Co., Inc.	975	150,228

Pennon Group plc	825	11,518

Severn Trent plc	1,675	66,159

United Utilities Group plc	2,725	39,379
		267,284

Wireless Telecommunication Services – 0.2%

Tele2 AB, Class B(b)	2,750	36,589

Vodafone Group plc	142,425	217,331
		253,920
Total Common Stocks (Cost $141,113,185)		162,192,893
Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – 1.3%

REPURCHASE AGREEMENTS – 1.3%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $2,134,102, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $2,147,911 (Cost $2,134,066)	$2,134,066	2,134,066
Total Investments – 100.4% (Cost $143,247,251)		164,326,959

Liabilities in excess of other assets – (0.4%)		(586,834)
NET ASSETS – 100.0%		$163,740,125
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $9,543,032, collateralized in the form of cash with a value of $2,134,495 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,196,787 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $1,766,303 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $10,097,585.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $2,134,066.

Percentages shown are based on Net Assets.

Abbreviations

DI – Depositary Interest

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,149,438
Aggregate gross unrealized depreciation	(7,194,599)
Net unrealized appreciation	$20,954,839
Federal income tax cost	$143,366,913

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	5	06/17/2022	USD	$499,150	$(14,796)
S&P 500 E-Mini Index	5	06/17/2022	USD	1,031,875	(26,317)
					$(41,113)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	25,000	Goldman Sachs & Co.	USD	17,710	06/15/2022	$71
EUR	30,000	BNP Paribas SA	USD	31,701	06/15/2022	13
GBP	10,000	JPMorgan Chase Bank	USD	12,439	06/15/2022	116
JPY	4,400,000	Toronto-Dominion Bank (The)	USD	33,993	06/15/2022	22
USD	139,358	Citibank NA	AUD	190,000	06/15/2022	4,223
USD	50,507	Toronto-Dominion Bank (The)	CHF	47,000	06/15/2022	1,976
USD	114,163	UBS AG	CHF	106,000	06/15/2022	4,709
USD	69,989	JPMorgan Chase Bank	DKK	470,000	06/15/2022	3,198
USD	90,644	Toronto-Dominion Bank (The)	EUR	82,000	06/15/2022	3,958
USD	203,381	Toronto-Dominion Bank (The)	GBP	155,000	06/15/2022	8,768
USD	165,345	Citibank NA	JPY	20,140,000	06/15/2022	9,650
USD	131,986	Toronto-Dominion Bank (The)	JPY	15,700,000	06/15/2022	10,615
USD	51,641	Citibank NA	SGD	70,000	06/15/2022	952
Total unrealized appreciation						$48,271
JPY	5,000,000	BNP Paribas SA	USD	42,854	06/15/2022	$(4,201)
JPY	9,900,000	JPMorgan Chase Bank	USD	83,728	06/15/2022	(7,194)
SEK	318,000	Citibank NA	USD	32,943	06/15/2022	(432)
USD	25,730	Goldman Sachs & Co.	CHF	25,000	06/15/2022	(85)
USD	47,854	Bank of Montreal	NOK	450,000	06/15/2022	(453)
Total unrealized depreciation						$(12,365)
Net unrealized appreciation						$35,906

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	3.6%
Austria	0.1
Belgium	0.3
Canada	2.5
Denmark	1.1
Finland	0.6
France	4.7
Germany	2.8
Hong Kong	0.3
Ireland	0.2
Italy	0.9
Japan	7.2
Luxembourg	0.0	†
Netherlands	2.3
New Zealand	0.1
Norway	0.4
Poland	0.0	†
Portugal	0.1
Singapore	0.4
Spain	0.9
Sweden	1.4
Switzerland	3.7
United Kingdom	5.8
United States	59.7
Other[1]	0.9
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.1%
Securities Lending Reinvestments	1.3
Others(1)	(0.4)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.5%

Air Freight & Logistics – 0.2%

United Parcel Service, Inc., Class B	121	$21,778

Automobiles – 2.3%

General Motors Co.*	99	3,753

Tesla, Inc.*	341	296,929
		300,682

Banks – 3.6%

Bank of America Corp.	4,829	172,299

Citigroup, Inc.	2,134	102,880

Fifth Third Bancorp	308	11,559

JPMorgan Chase & Co.	1,331	158,868

KeyCorp	407	7,859

PNC Financial Services Group, Inc. (The)	66	10,963
		464,428

Beverages – 1.7%

Coca-Cola Co. (The)	418	27,007

PepsiCo, Inc.	1,111	190,770
		217,777

Biotechnology – 2.5%

AbbVie, Inc.	605	88,862

Amgen, Inc.	627	146,210

Biogen, Inc.*	253	52,482

Regeneron Pharmaceuticals, Inc.*	22	14,501

Vertex Pharmaceuticals, Inc.*	66	18,033
		320,088

Building Products – 1.0%

Johnson Controls International plc	1,276	76,394

Trane Technologies plc	407	56,935
		133,329

Capital Markets – 3.6%

Bank of New York Mellon Corp. (The)	55	2,313

Goldman Sachs Group, Inc. (The)	220	67,208

Moody’s Corp.	297	93,995

Morgan Stanley	1,309	105,492

MSCI, Inc.	55	23,169

Investments	Shares	Value

Capital Markets – (continued)

S&P Global, Inc.	352	$132,528

State Street Corp.	594	39,780
		464,485

Chemicals – 1.7%

Ecolab, Inc.	396	67,059

International Flavors & Fragrances, Inc.	440	53,372

PPG Industries, Inc.	418	53,500

Sherwin-Williams Co. (The)	187	51,417
		225,348

Commercial Services & Supplies – 0.9%

Waste Management, Inc.	737	121,192

Communications Equipment – 1.2%

Arista Networks, Inc.*	330	38,138

Cisco Systems, Inc.	2,321	113,683
		151,821

Consumer Finance – 0.1%

American Express Co.	88	15,374

Containers & Packaging – 0.1%

Packaging Corp. of America	77	12,410

Diversified Financial Services – 0.8%

Apollo Global Management, Inc.	396	19,705

Berkshire Hathaway, Inc., Class B*	220	71,023

Equitable Holdings, Inc.	638	18,393
		109,121

Diversified Telecommunication Services – 1.1%

AT&T, Inc.	4,246	80,079

Verizon Communications, Inc.	1,342	62,135
		142,214

Electric Utilities – 1.0%

Eversource Energy	605	52,877

Exelon Corp.	1,716	80,274
		133,151

Electrical Equipment – 0.3%

Plug Power, Inc.*	1,012	21,272

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Rockwell Automation, Inc.	88	$22,235
		43,507

Electronic Equipment, Instruments & Components – 0.3%

TE Connectivity Ltd.	260	33,095

TE Connectivity Ltd.	4	499
		33,594

Energy Equipment & Services – 0.8%

Baker Hughes Co.	1,089	33,781

Halliburton Co.	1,034	36,831

Schlumberger NV	726	28,321
		98,933

Entertainment – 1.4%

Electronic Arts, Inc.	176	20,777

Spotify Technology SA*	154	15,654

Walt Disney Co. (The)*	1,100	122,793

Warner Bros Discovery, Inc.*	1,045	18,967
		178,191

Equity Real Estate Investment Trusts (REITs) – 3.1%

Boston Properties, Inc.	253	29,753

Equinix, Inc.	154	110,738

Healthpeak Properties, Inc.	902	29,595

Prologis, Inc.	968	155,161

Ventas, Inc.	671	37,274

Weyerhaeuser Co.	869	35,820
		398,341

Food & Staples Retailing – 0.8%

Kroger Co. (The)	407	21,962

Walgreens Boots Alliance, Inc.	1,320	55,968

Walmart, Inc.	165	25,243
		103,173

Food Products – 0.7%

General Mills, Inc.	319	22,563

Kellogg Co.	440	30,140

Mondelez International, Inc., Class A	616	39,720
		92,423

Investments	Shares	Value

Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	858	$97,383

Baxter International, Inc.	385	27,358

Boston Scientific Corp.*	924	38,910

Edwards Lifesciences Corp.*	165	17,454

Medtronic plc	1,045	109,056
		290,161

Health Care Providers & Services – 4.0%

Anthem, Inc.	319	160,116

Cigna Corp.	583	143,873

CVS Health Corp.	517	49,699

Humana, Inc.	154	68,462

UnitedHealth Group, Inc.	187	95,099
		517,249

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	99	18,013

Hotels, Restaurants & Leisure – 1.7%

Caesars Entertainment, Inc.*	187	12,394

Hilton Worldwide Holdings, Inc.*	55	8,541

Las Vegas Sands Corp.*	572	20,266

McDonald’s Corp.	572	142,520

Starbucks Corp.	528	39,410
		223,131

Household Durables – 0.1%

Whirlpool Corp.	110	19,967

Household Products – 2.2%

Church & Dwight Co., Inc.	132	12,878

Clorox Co. (The)	121	17,360

Colgate-Palmolive Co.	979	75,432

Kimberly-Clark Corp.	286	39,705

Procter & Gamble Co. (The)	891	143,050
		288,425

Industrial Conglomerates – 0.3%

3M Co.	253	36,488

Insurance – 2.8%

American International Group, Inc.	451	26,388

Chubb Ltd.	361	76,079

Chubb Ltd.	2	413

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Hartford Financial Services Group, Inc. (The)	627	$43,846

Marsh & McLennan Cos., Inc.	440	71,148

MetLife, Inc.	1,320	86,698

Prudential Financial, Inc.	462	50,132

Travelers Cos., Inc. (The)	99	16,935
		371,639

Interactive Media & Services – 5.8%

Alphabet, Inc., Class A*	132	301,249

Alphabet, Inc., Class C*	126	289,716

Meta Platforms, Inc., Class A*	803	160,977
		751,942

Internet & Direct Marketing Retail – 3.6%

Amazon.com, Inc.*	154	382,787

eBay, Inc.	1,221	63,394

Etsy, Inc.*	220	20,502
		466,683

IT Services – 4.6%

Accenture plc, Class A	77	23,128

Akamai Technologies, Inc.*	231	25,937

Automatic Data Processing, Inc.	561	122,399

Cloudflare, Inc., Class A*	132	11,370

International Business Machines Corp.	803	106,165

Mastercard, Inc., Class A	583	211,850

Okta, Inc.*	132	15,749

Twilio, Inc., Class A*	77	8,610

Visa, Inc., Class A	374	79,711
		604,919

Leisure Products – 0.1%

Hasbro, Inc.	220	19,373

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	165	19,679

Illumina, Inc.*	198	58,737

Mettler-Toledo International, Inc.*	22	28,106

Thermo Fisher Scientific, Inc.	33	18,246

West Pharmaceutical Services, Inc.	99	31,191
		155,959

Investments	Shares	Value

Machinery – 2.0%

Caterpillar, Inc.	231	$48,635

Cummins, Inc.	253	47,865

Deere & Co.	198	74,755

Illinois Tool Works, Inc.	176	34,691

Stanley Black & Decker, Inc.	297	35,685

Xylem, Inc.	308	24,794
		266,425

Media – 0.8%

Comcast Corp., Class A	1,034	41,112

Interpublic Group of Cos., Inc. (The)	583	19,017

Omnicom Group, Inc.	308	23,448

Paramount Global, Class B	682	19,860
		103,437

Metals & Mining – 0.4%

Newmont Corp.	627	45,677

Steel Dynamics, Inc.	55	4,716
		50,393

Multiline Retail – 0.7%

Target Corp.	407	93,061

Multi-Utilities – 1.1%

Consolidated Edison, Inc.	605	56,108

Sempra Energy	561	90,523
		146,631

Oil, Gas & Consumable Fuels – 2.9%

ConocoPhillips	814	77,753

Devon Energy Corp.	264	15,357

Diamondback Energy, Inc.	55	6,943

Exxon Mobil Corp.	264	22,506

Hess Corp.	462	47,618

Marathon Petroleum Corp.	781	68,150

Occidental Petroleum Corp.	616	33,935

Pioneer Natural Resources Co.	176	40,915

Valero Energy Corp.	440	49,051

Williams Cos., Inc. (The)	341	11,693
		373,921

Personal Products – 0.7%

Estee Lauder Cos., Inc. (The), Class A	352	92,949

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – 4.9%

Bristol-Myers Squibb Co.	1,067	$80,313

Eli Lilly & Co.	440	128,537

Johnson & Johnson	1,144	206,447

Merck & Co., Inc.	968	85,852

Pfizer, Inc.	2,816	138,181
		639,330

Professional Services – 0.6%

Equifax, Inc.	198	40,297

TransUnion	88	7,702

Verisk Analytics, Inc.	132	26,934
		74,933

Road & Rail – 1.8%

CSX Corp.	3,410	117,099

Norfolk Southern Corp.	374	96,447

Union Pacific Corp.	88	20,618
		234,164

Semiconductors & Semiconductor Equipment – 4.5%

Advanced Micro Devices, Inc.*	330	28,222

Applied Materials, Inc.	418	46,126

Enphase Energy, Inc.*	220	35,508

Intel Corp.	2,431	105,967

Micron Technology, Inc.	594	40,505

NVIDIA Corp.	1,166	216,258

QUALCOMM, Inc.	418	58,390

SolarEdge Technologies, Inc.*	88	22,036

Texas Instruments, Inc.	187	31,837
		584,849

Software – 9.9%

Adobe, Inc.*	363	143,730

Autodesk, Inc.*	198	37,477

Bill.com Holdings, Inc.*	33	5,633

Cadence Design Systems, Inc.*	22	3,319

Crowdstrike Holdings, Inc., Class A*	66	13,118

Intuit, Inc.	33	13,819

Microsoft Corp.	2,761	766,233

NortonLifeLock, Inc.	77	1,928

Oracle Corp.	737	54,096

Salesforce, Inc.*	836	147,086

Investments	Shares	Value

Software – (continued)

VMware, Inc., Class A	330	$35,653

Workday, Inc., Class A*	330	68,211

Zoom Video Communications, Inc., Class A*	66	6,572
		1,296,875

Specialty Retail – 1.8%

Best Buy Co., Inc.	99	8,903

Home Depot, Inc. (The)	319	95,828

Lowe’s Cos., Inc.	374	73,951

TJX Cos., Inc. (The)	319	19,548

Tractor Supply Co.	198	39,887
		238,117

Technology Hardware, Storage & Peripherals – 7.9%

Apple, Inc.	5,753	906,961

Dell Technologies, Inc., Class C	440	20,685

Hewlett Packard Enterprise Co.	308	4,746

HP, Inc.	2,145	78,571

NetApp, Inc.	88	6,446

Western Digital Corp.*	187	9,924
		1,027,333

Textiles, Apparel & Luxury Goods – 1.0%

Lululemon Athletica, Inc.*	44	15,604

NIKE, Inc., Class B	715	89,160

VF Corp.	418	21,736
		126,500

Trading Companies & Distributors – 0.3%

WW Grainger, Inc.	77	38,502

Water Utilities – 0.3%

American Water Works Co., Inc.	253	38,982
Total Common Stocks (Cost $13,710,809)		12,971,711

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%(a)

U.S. TREASURY OBLIGATIONS – 0.0%(a)

U.S. Treasury Bills 0.36%, 6/30/2022(b) (c) (Cost $4,998)	$5,000	$4,994
Total Investments – 99.5% (Cost $13,715,807)		12,976,705

Other assets less liabilities – 0.5%		61,789
NET ASSETS – 100.0%		$13,038,494

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.

(c)	The rate shown was the current yield as of April 30, 2022.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,702
Aggregate gross unrealized depreciation	(868,667)
Net unrealized depreciation	$(743,965)
Federal income tax cost	$13,718,118

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	3	06/17/2022	USD	$61,913	$(2,552)

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Short-Term Investments	0.0 †
Others(1)	0.5
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.5%

Air Freight & Logistics – 0.4%

Deutsche Post AG (Registered)	1,232	$53,184

DSV A/S	80	13,274
		66,458

Auto Components – 1.0%

Bridgestone Corp.	1,600	58,870

Cie Generale des Etablissements Michelin SCA	456	57,270

Denso Corp.	300	18,425

Magna International, Inc.	160	9,692

Sumitomo Electric Industries Ltd.	4,000	43,177
		187,434

Automobiles – 2.3%

Bayerische Motoren Werke AG	312	25,841

Honda Motor Co. Ltd.	800	21,112

Mercedes-Benz Group AG*	952	67,389

Porsche Automobil Holding SE (Preference)	608	51,018

Toyota Motor Corp.	12,800	220,858

Volkswagen AG (Preference)	128	20,112
		406,330

Banks – 11.4%

ABN AMRO Bank NV, CVA(a)	1,440	18,222

Australia & New Zealand Banking Group Ltd.	4,656	90,330

Banco Bilbao Vizcaya Argentaria SA	4,192	22,373

Banco Santander SA	18,000	53,483

Bank of Montreal	784	83,556

Bank of Nova Scotia (The)	2,384	151,745

Barclays plc	13,384	24,903

BNP Paribas SA	2,216	116,199

Canadian Imperial Bank of Commerce	232	25,780

Commonwealth Bank of Australia	2,472	182,489

Credit Agricole SA	1,432	15,675

DBS Group Holdings Ltd.	800	19,651

HSBC Holdings plc	24,288	152,864

ING Groep NV	7,208	69,197

Intesa Sanpaolo SpA	19,000	39,182

Investments	Shares	Value

Banks – (continued)

KBC Group NV	304	$20,852

Lloyds Banking Group plc	33,152	19,096

Mitsubishi UFJ Financial Group, Inc.	17,600	102,467

Mizuho Financial Group, Inc.	1,600	19,494

National Australia Bank Ltd.	4,968	115,200

NatWest Group plc	9,248	25,312

Nordea Bank Abp	1,704	17,229

Resona Holdings, Inc.	4,800	20,929

Royal Bank of Canada	2,472	250,962

Skandinaviska Enskilda Banken AB, Class A	2,648	30,162

Societe Generale SA	1,840	44,975

Toronto-Dominion Bank (The)	2,760	200,384

UniCredit SpA	2,000	18,789

Westpac Banking Corp.	5,976	101,372
		2,052,872

Beverages – 2.6%

Anheuser-Busch InBev SA/NV	1,200	70,133

Asahi Group Holdings Ltd.	800	30,028

Carlsberg A/S, Class B	280	36,072

Coca-Cola HBC AG*	1,272	26,151

Diageo plc	3,440	173,556

Kirin Holdings Co. Ltd.	2,400	35,205

Pernod Ricard SA	296	61,719

Suntory Beverage & Food Ltd.	800	31,676
		464,540

Biotechnology – 0.7%

CSL Ltd.	448	87,011

Grifols SA	2,528	42,671

Swedish Orphan Biovitrum AB*	216	4,576
		134,258

Building Products – 1.6%

Assa Abloy AB, Class B	2,440	62,536

Cie de Saint-Gobain	1,024	60,852

Daikin Industries Ltd.	200	30,943

Geberit AG (Registered)	88	50,770

Kingspan Group plc	872	81,928

Nibe Industrier AB, Class B	344	3,423
		290,452

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – 2.4%

Abrdn plc	5,592	$13,290

Credit Suisse Group AG (Registered)	2,232	15,448

Daiwa Securities Group, Inc.	5,600	27,490

Deutsche Bank AG (Registered)*	1,544	15,679

Deutsche Boerse AG	144	25,248

EQT AB	568	16,495

Hong Kong Exchanges & Clearing Ltd.	900	38,748

IGM Financial, Inc.	536	17,073

London Stock Exchange Group plc	72	7,156

Macquarie Group Ltd.	528	77,664

Nomura Holdings, Inc.	8,800	33,961

St James’s Place plc	2,240	36,504

UBS Group AG (Registered)	6,344	109,246
		434,002

Chemicals – 3.8%

Akzo Nobel NV	720	63,120

Arkema SA	216	24,872

Chr Hansen Holding A/S	408	31,998

Clariant AG (Registered)*	1,560	26,968

Covestro AG(a)	424	18,469

Croda International plc	568	55,652

Givaudan SA (Registered)	16	64,204

Koninklijke DSM NV	704	119,275

Mitsui Chemicals, Inc.	800	18,370

Nissan Chemical Corp.	800	42,667

Novozymes A/S, Class B	240	16,821

Nutrien Ltd.	672	66,377

Shin-Etsu Chemical Co. Ltd.	300	41,645

Sika AG (Registered)	184	57,059

Sumitomo Chemical Co. Ltd.	6,400	27,218

Umicore SA	144	5,610

Wacker Chemie AG	80	12,841
		693,166

Commercial Services & Supplies – 0.3%

Brambles Ltd.	4,104	30,769

Dai Nippon Printing Co. Ltd.	900	18,888
		49,657

Investments	Shares	Value

Communications Equipment – 0.4%

Nokia OYJ*	7,760	$39,872

Telefonaktiebolaget LM Ericsson, Class B	3,360	27,224
		67,096

Construction & Engineering – 0.1%

WSP Global, Inc.	224	26,258

Diversified Financial Services – 0.2%

M&G plc	10,392	27,947

ORIX Corp.	800	14,659
		42,606

Diversified Telecommunication Services – 2.2%

Deutsche Telekom AG (Registered)	6,648	123,224

Koninklijke KPN NV	6,744	23,371

Nippon Telegraph & Telephone Corp.	900	26,724

Singapore Telecommunications Ltd.	14,400	28,885

Swisscom AG (Registered)	136	80,817

Telecom Italia SpA	27,144	7,964

Telefonica Deutschland Holding AG	4,232	12,809

Telefonica SA	5,200	25,415

Telia Co. AB	2,384	9,951

TELUS Corp.	2,320	58,343
		397,503

Electric Utilities – 2.3%

Acciona SA	48	9,494

Electricite de France SA	680	6,230

Hydro One Ltd.(a)	336	9,130

Iberdrola SA	10,400	120,796

Orsted A/S(a)	1,160	130,439

Red Electrica Corp. SA	2,232	45,056

Terna – Rete Elettrica Nazionale	7,464	61,151

Verbund AG*	344	37,089
		419,385

Electrical Equipment – 2.2%

ABB Ltd. (Registered)	600	18,297

Nidec Corp.	200	13,181

Schneider Electric SE	1,248	181,293

Siemens Gamesa Renewable Energy SA*	608	9,830

Signify NV(a)	496	21,244

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Vestas Wind Systems A/S	6,144	$159,296
		403,141

Electronic Equipment, Instruments & Components – 0.6%

Halma plc	544	16,904

Murata Manufacturing Co. Ltd.	800	48,126

Omron Corp.	800	47,706
		112,736

Energy Equipment & Services – 0.1%

Tenaris SA	816	12,749

Equity Real Estate Investment Trusts (REITs) – 1.6%

British Land Co. plc (The)	3,536	22,988

Gecina SA	240	27,243

GPT Group (The)	3,048	11,025

Japan Real Estate Investment Corp.	8	38,839

Land Securities Group plc	944	8,920

Mirvac Group	13,536	23,279

Nippon Prologis REIT, Inc.	8	22,260

Segro plc	4,504	75,915

Stockland	2,808	8,301

Unibail – Rodamco-Westfield*	320	22,956

Vicinity Centres	18,976	25,285
		287,011

Food & Staples Retailing – 1.8%

Aeon Co. Ltd.	1,600	30,485

Carrefour SA	808	17,184

HelloFresh SE*	136	5,822

Jeronimo Martins SGPS SA	952	19,885

Kesko OYJ, Class B	520	13,182

Loblaw Cos. Ltd.	296	27,216

Tesco plc	20,792	71,004

Woolworths Group Ltd.	4,856	132,895
		317,673

Food Products – 2.8%

Ajinomoto Co., Inc.	800	20,901

Danone SA	184	11,188

Nestle SA (Registered)	3,432	445,508

Orkla ASA	2,976	24,392
		501,989

Investments	Shares	Value

Gas Utilities – 0.3%

Hong Kong & China Gas Co. Ltd.	48,000	$53,162

Health Care Equipment & Supplies – 1.8%

Coloplast A/S, Class B	192	26,113

Fisher & Paykel Healthcare Corp. Ltd.	840	11,722

Koninklijke Philips NV	4,568	120,475

Olympus Corp.	2,400	42,773

Sonova Holding AG (Registered)	144	52,695

Sysmex Corp.	800	53,165

Terumo Corp.	800	24,044
		330,987

Health Care Providers & Services – 0.2%

Amplifon SpA	136	5,483

Fresenius Medical Care AG & Co. KGaA	280	17,558

Fresenius SE & Co. KGaA	456	16,260
		39,301

Hotels, Restaurants & Leisure – 1.1%

Compass Group plc	2,688	57,439

Entain plc*	272	5,186

Genting Singapore Ltd.*	35,200	20,647

La Francaise des Jeux SAEM(a)	512	19,234

Oriental Land Co. Ltd.	100	15,263

Sands China Ltd.*	12,800	28,777

Whitbread plc*	1,376	48,666

Wynn Macau Ltd.*	6,400	3,997
		199,209

Household Durables – 1.5%

Barratt Developments plc	2,112	13,112

Berkeley Group Holdings plc*	192	9,835

Electrolux AB, Class B	1,960	30,269

Panasonic Holdings Corp.	3,200	28,663

Sekisui House Ltd.	1,700	29,641

Sony Group Corp.	1,800	155,882
		267,402

Household Products – 0.6%

Henkel AG & Co. KGaA (Preference)	904	58,517

Reckitt Benckiser Group plc	736	57,661
		116,178

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – 0.2%

EDP Renovaveis SA	1,472	$35,157

Industrial Conglomerates – 1.8%

Hitachi Ltd.	4,000	187,465

Siemens AG (Registered)	1,040	129,222
		316,687

Insurance – 6.2%

AIA Group Ltd.	14,400	142,694

Allianz SE (Registered)	784	178,815

ASR Nederland NV	440	20,117

Aviva plc	18,296	99,532

AXA SA	4,752	127,634

Dai-ichi Life Holdings, Inc.	100	2,010

Insurance Australia Group Ltd.	5,208	16,803

Japan Post Insurance Co. Ltd.	800	12,998

Legal & General Group plc	20,752	65,683

MS&AD Insurance Group Holdings, Inc.	2,400	71,893

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	128	30,693

NN Group NV	1,352	66,950

QBE Insurance Group Ltd.	2,328	20,382

Sun Life Financial, Inc.	1,904	95,211

Suncorp Group Ltd.	480	3,909

Swiss Life Holding AG (Registered)	16	9,445

Swiss Re AG	296	24,494

Zurich Insurance Group AG	264	121,277
		1,110,540

Interactive Media & Services – 0.4%

SEEK Ltd.	1,576	31,785

Z Holdings Corp.	10,400	41,308
		73,093

Internet & Direct Marketing Retail – 0.1%

Zalando SE* (a)	272	10,855

IT Services – 1.8%

Amadeus IT Group SA*	120	7,646

Capgemini SE	336	69,510

Investments	Shares	Value

IT Services – (continued)

CGI, Inc.*	664	$53,222

Edenred	424	21,488

Fujitsu Ltd.	300	43,266

GMO Payment Gateway, Inc.	100	8,560

Itochu Techno-Solutions Corp.	400	9,432

Nexi SpA* (a)	584	5,805

Nomura Research Institute Ltd.	1,600	45,816

Shopify, Inc., Class A*	72	30,731

Worldline SA* (a)	928	37,055
		332,531

Leisure Products – 0.2%

Yamaha Corp.	800	30,874

Machinery – 2.0%

Alstom SA	1,424	31,727

Atlas Copco AB, Class A	464	21,411

Epiroc AB, Class A	1,288	26,514

GEA Group AG	968	37,958

Hitachi Construction Machinery Co. Ltd.	800	18,246

Husqvarna AB, Class B	2,120	20,457

KION Group AG	352	19,778

Knorr-Bremse AG	48	3,461

Komatsu Ltd.	2,400	54,109

Kone OYJ, Class B	432	21,005

Kubota Corp.	800	13,699

Makita Corp.	800	23,902

SKF AB, Class B	1,360	22,545

Volvo AB, Class B	3,160	51,124
		365,936

Media – 1.2%

Dentsu Group, Inc.	900	32,684

Informa plc*	2,768	19,969

Pearson plc	2,288	22,573

Publicis Groupe SA	1,120	68,033

Quebecor, Inc., Class B	296	7,001

WPP plc	5,424	68,439
		218,699

Metals & Mining – 3.4%

BHP Group Ltd.	1,692	57,728

BHP Group Ltd.	156	5,337

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

BlueScope Steel Ltd.	1,808	$26,391

Boliden AB	392	17,260

Fortescue Metals Group Ltd.	6,704	103,050

Glencore plc*	1,304	8,142

Hitachi Metals Ltd.*	900	14,088

Kinross Gold Corp.	4,624	23,481

Norsk Hydro ASA	5,376	46,128

Rio Tinto Ltd.	784	62,863

Rio Tinto plc	1,272	91,125

Sumitomo Metal Mining Co. Ltd.	200	8,754

Teck Resources Ltd., Class B	2,416	95,804

Wheaton Precious Metals Corp.	1,152	51,901
		612,052

Multiline Retail – 0.3%

Canadian Tire Corp. Ltd., Class A	296	40,982

Next plc	96	7,263
		48,245

Multi-Utilities – 0.3%

Engie SA	1,096	13,091

National Grid plc	2,656	39,815
		52,906

Oil, Gas & Consumable Fuels – 5.4%

Ampol Ltd.	1,024	24,633

Enbridge, Inc.	6,144	269,499

ENEOS Holdings, Inc.	16,000	56,338

Eni SpA	4,384	61,927

Imperial Oil Ltd.	376	19,029

Lundin Energy AB	616	25,789

Neste OYJ	888	38,596

Pembina Pipeline Corp.	264	10,041

Repsol SA	3,656	55,096

Shell plc	9,840	268,455

TotalEnergies SE	2,856	142,286
		971,689

Paper & Forest Products – 0.9%

Mondi plc	2,480	47,016

Oji Holdings Corp.	800	3,804

Stora Enso OYJ, Class R	1,512	30,139

Investments	Shares	Value

Paper & Forest Products – (continued)

UPM-Kymmene OYJ	2,216	$77,240
		158,199

Personal Products – 2.1%

Kao Corp.	2,400	96,900

L’Oreal SA	464	170,785

Shiseido Co. Ltd.	100	4,736

Unilever plc	2,472	115,423
		387,844

Pharmaceuticals – 9.4%

Astellas Pharma, Inc.	1,600	24,427

AstraZeneca plc	1,816	243,685

Bayer AG (Registered)*	376	24,950

Daiichi Sankyo Co. Ltd.	3,200	80,568

Eisai Co. Ltd.	100	4,372

GlaxoSmithKline plc	8,056	181,754

Kyowa Kirin Co. Ltd.	800	16,876

Merck KGaA	152	28,374

Novartis AG (Registered)	1,800	160,427

Novo Nordisk A/S, Class B	2,296	264,496

Ono Pharmaceutical Co. Ltd.	1,700	43,733

Roche Holding AG	864	322,581

Sanofi	1,616	172,492

Takeda Pharmaceutical Co. Ltd.	3,300	96,000

UCB SA	200	22,871
		1,687,606

Professional Services – 2.1%

Adecco Group AG (Registered)	784	30,814

Experian plc	936	32,810

Randstad NV	712	38,202

Recruit Holdings Co. Ltd.	1,700	63,219

RELX plc	7,336	220,404
		385,449

Real Estate Management & Development – 1.0%

City Developments Ltd.	2,400	14,842

Daiwa House Industry Co. Ltd.	2,400	58,222

ESR Cayman Ltd.* (a)	20,800	63,491

Lendlease Corp. Ltd.	840	7,313

Mitsubishi Estate Co. Ltd.	800	11,630

New World Development Co. Ltd.	8,000	30,690
		186,188

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – 2.1%

Canadian National Railway Co.	1,072	$126,723

Canadian Pacific Railway Ltd.	1,192	87,643

Central Japan Railway Co.	200	25,332

East Japan Railway Co.	1,600	84,211

MTR Corp. Ltd.	8,000	42,671

West Japan Railway Co.	300	11,216
		377,796

Semiconductors & Semiconductor Equipment – 2.1%

Advantest Corp.	800	55,511

ASML Holding NV	448	258,994

STMicroelectronics NV	688	25,937

Tokyo Electron Ltd.	100	42,822
		383,264

Software – 2.1%

Open Text Corp.	1,152	46,375

SAP SE	2,480	255,244

WiseTech Global Ltd.	176	5,662

Xero Ltd.*	976	66,828
		374,109

Specialty Retail – 0.8%

Chow Tai Fook Jewellery Group Ltd.*	3,200	5,416

Fast Retailing Co. Ltd.	100	46,434

H & M Hennes & Mauritz AB, Class B	1,616	20,656

Industria de Diseno Textil SA	1,920	40,713

Kingfisher plc	10,664	33,913
		147,132

Technology Hardware, Storage & Peripherals – 0.9%

Canon, Inc.	4,900	113,272

Ricoh Co. Ltd.	3,200	23,489

Seiko Epson Corp.	1,600	22,451
		159,212

Textiles, Apparel & Luxury Goods – 2.7%

adidas AG	144	29,429

Burberry Group plc	1,984	39,630

Cie Financiere Richemont SA (Registered)	672	79,963

Hermes International	24	30,041

Kering SA	152	82,277

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

LVMH Moet Hennessy Louis Vuitton SE	304	$198,677

Puma SE	320	23,860
		483,877

Trading Companies & Distributors – 0.8%

Ferguson plc	216	27,498

Mitsui & Co. Ltd.	4,800	116,703

Rexel SA*	360	7,459
		151,660

Transportation Infrastructure – 0.8%

Getlink SE	2,288	42,192

Transurban Group	9,208	93,836
		136,028

Water Utilities – 0.3%

Severn Trent plc	1,272	50,241

Wireless Telecommunication Services – 0.8%

Rogers Communications, Inc., Class B	192	10,513

SoftBank Corp.	800	9,355

SoftBank Group Corp.	1,600	65,070

Vodafone Group plc	34,560	52,736
		137,674
Total Common Stocks (Cost $19,041,956)		17,759,098

Total Investments – 98.5% (Cost $19,041,956)		17,759,098

Other assets less liabilities – 1.5%		262,043
NET ASSETS – 100.0%		$18,021,141

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

OYJ – Public Limited Company

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,717
Aggregate gross unrealized depreciation	(1,487,797)
Net unrealized depreciation	$(1,293,080)
Federal income tax cost	$19,043,035

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	1	06/17/2022	EUR	$39,413	$191
MSCI EAFE E-Mini Index	2	06/17/2022	USD	199,660	(7,588)
					$(7,397)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	6,430	Bank of Montreal	USD	4,553	06/15/2022	$20
CAD	4,109	Bank of Montreal	USD	3,193	06/15/2022	21
CHF	2,201	Bank of Montreal	USD	2,261	06/15/2022	11
DKK	46,149	JPMorgan Chase Bank	USD	6,518	06/15/2022	40
GBP	4,892	Morgan Stanley	USD	6,087	06/15/2022	55
JPY	640,477	Bank of Montreal	USD	4,900	06/15/2022	52
USD	10,519	Bank of Montreal	AUD	14,454	06/15/2022	238
USD	12,524	Citibank NA	AUD	17,075	06/15/2022	379
USD	8,592	JPMorgan Chase Bank	AUD	11,574	06/15/2022	361
USD	1,587	Toronto-Dominion Bank (The)	AUD	2,142	06/15/2022	64
USD	1,033	Bank of New York	CAD	1,301	06/15/2022	15
USD	7,624	Citibank NA	CAD	9,694	06/15/2022	40
USD	3,281	Toronto-Dominion Bank (The)	CAD	4,145	06/15/2022	38
USD	10,236	Bank of Montreal	CHF	9,579	06/15/2022	345
USD	8,780	JPMorgan Chase Bank	CHF	8,156	06/15/2022	358
USD	1,796	Toronto-Dominion Bank (The)	CHF	1,672	06/15/2022	70
USD	6,437	Bank of Montreal	DKK	43,719	06/15/2022	224
USD	12,348	Bank of New York	DKK	83,373	06/15/2022	500
USD	3,975	JPMorgan Chase Bank	DKK	27,055	06/15/2022	131

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	28,565	JPMorgan Chase Bank	EUR	26,183	06/15/2022	$886
USD	52,739	Toronto-Dominion Bank (The)	EUR	47,667	06/15/2022	2,348
USD	34,921	Bank of Montreal	GBP	26,718	06/15/2022	1,375
USD	5,609	Toronto-Dominion Bank (The)	GBP	4,261	06/15/2022	259
USD	1,141	JPMorgan Chase Bank	HKD	8,931	06/15/2022	1
USD	2,991	Toronto-Dominion Bank (The)	HKD	23,375	06/15/2022	9
USD	1,508	Goldman Sachs & Co.	ILS	4,917	06/15/2022	33
USD	1,142	UBS AG	ILS	3,673	06/15/2022	40
USD	37,291	Bank of Montreal	JPY	4,615,125	06/15/2022	1,612
USD	13,428	Citigroup Global Markets, Inc.	JPY	1,635,639	06/15/2022	784
USD	1,225	Toronto-Dominion Bank (The)	JPY	145,746	06/15/2022	99
USD	5,633	Bank of Montreal	NOK	49,709	06/15/2022	296
USD	3,589	Bank of New York	NOK	32,062	06/15/2022	147
USD	1,208	Citigroup Global Markets, Inc.	NZD	1,730	06/15/2022	85
USD	2,097	Bank of Montreal	SEK	19,896	06/15/2022	63
USD	2,442	Citigroup Global Markets, Inc.	SEK	22,551	06/15/2022	136
USD	1,543	Bank of New York	SGD	2,107	06/15/2022	17
USD	2,210	Citibank NA	SGD	3,003	06/15/2022	36
USD	2,651	JPMorgan Chase Bank	SGD	3,608	06/15/2022	38
USD	1,366	Toronto-Dominion Bank (The)	SGD	1,857	06/15/2022	22
Total unrealized appreciation						$11,248
AUD	1,393	Goldman Sachs & Co.	USD	1,042	06/15/2022	$(52)
CAD	1,845	Bank of Montreal	USD	1,460	06/15/2022	(16)
CAD	2,612	Toronto-Dominion Bank (The)	USD	2,097	06/15/2022	(54)
CHF	5,576	Bank of Montreal	USD	5,994	06/15/2022	(237)
CHF	6,166	Morgan Stanley	USD	6,641	06/15/2022	(274)
DKK	8,728	Citigroup Global Markets, Inc.	USD	1,314	06/15/2022	(73)
EUR	11,802	Bank of Montreal	USD	13,055	06/15/2022	(578)
EUR	3,705	Toronto-Dominion Bank (The)	USD	4,148	06/15/2022	(231)
GBP	3,622	Bank of Montreal	USD	4,728	06/15/2022	(180)
GBP	2,100	Toronto-Dominion Bank (The)	USD	2,765	06/15/2022	(129)
HKD	24,892	Toronto-Dominion Bank (The)	USD	3,185	06/15/2022	(9)
JPY	6,193,028	Bank of Montreal	USD	52,305	06/15/2022	(4,429)
JPY	5,707,801	JPMorgan Chase Bank	USD	45,595	06/15/2022	(1,470)
JPY	5,439,982	Morgan Stanley	USD	46,627	06/15/2022	(4,572)
NZD	4,200	Bank of Montreal	USD	2,863	06/15/2022	(137)
NZD	9,809	Bank of New York	USD	6,720	06/15/2022	(354)
NZD	2,859	Goldman Sachs & Co.	USD	1,966	06/15/2022	(111)
SEK	32,260	Citibank NA	USD	3,339	06/15/2022	(41)
USD	7,029	Bank of Montreal	EUR	6,687	06/15/2022	(41)
USD	1,230	JPMorgan Chase Bank	NZD	1,905	06/15/2022	(6)
Total unrealized depreciation						$(12,994)
Net unrealized depreciation						$(1,746)

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.5%
Others(1)	1.5
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.6%

Air Freight & Logistics – 0.7%

Hyundai Glovis Co. Ltd.	78	$12,979

ZTO Express Cayman, Inc., ADR	714	19,642
		32,621

Airlines – 0.1%

Korean Air Lines Co. Ltd.*	144	3,457

Auto Components – 0.2%

Hankook Tire & Technology Co. Ltd.	180	4,995

Hanon Systems	472	4,284
		9,279

Automobiles – 1.4%

Hero MotoCorp Ltd.	376	12,329

Li Auto, Inc., ADR*	174	3,903

Mahindra & Mahindra Ltd.	138	1,665

NIO, Inc., ADR*	1,962	32,765

XPeng, Inc., Class A*	1,200	15,753
		66,415

Banks – 16.2%

Agricultural Bank of China Ltd., Class H	54,000	20,372

Akbank TAS	12,842	7,711

Axis Bank Ltd.*	1,684	16,051

Banco Bradesco SA	5,200	15,656

Banco Bradesco SA (Preference)	10,800	39,212

Banco do Brasil SA	1,800	12,075

Banco Santander Brasil SA	1,400	8,976

Bancolombia SA	1,002	9,778

Bancolombia SA (Preference)	1,686	16,275

Bank of the Philippine Islands	5,140	9,344

Bank Polska Kasa Opieki SA	148	3,268

Bank Rakyat Indonesia Persero Tbk. PT	94,800	31,846

China Construction Bank Corp., Class H	86,000	61,271

Commercial International Bank Egypt SAE	5,208	12,619

CTBC Financial Holding Co. Ltd.	54,000	53,587

E.Sun Financial Holding Co. Ltd.	44,000	50,530

First Abu Dhabi Bank PJSC	10,666	65,162

First Financial Holding Co. Ltd.	38,000	35,840

Investments	Shares	Value

Banks – (continued)

Grupo Financiero Banorte SAB de CV, Class O	800	$5,280

Industrial & Commercial Bank of China Ltd., Class H	72,000	43,496

Itau Unibanco Holding SA (Preference)*	2,800	13,496

KB Financial Group, Inc.	1,092	50,861

mBank SA*	58	3,911

Mega Financial Holding Co. Ltd.	38,000	53,631

Nedbank Group Ltd.	1,628	22,819

OTP Bank Nyrt.*	784	23,616

Santander Bank Polska SA	162	9,879

Shinhan Financial Group Co. Ltd.	1,164	39,063

SinoPac Financial Holdings Co. Ltd.	8,000	4,953

Standard Bank Group Ltd.	1,268	13,469

State Bank of India	1,958	12,712

Turkiye Garanti Bankasi A/S*	9,158	9,234

Turkiye Is Bankasi A/S, Class C	8,438	5,981

Yapi ve Kredi Bankasi A/S	15,424	5,056

Yes Bank Ltd.*	42,226	7,540
		794,570

Beverages – 0.6%

Cia Cervecerias Unidas SA	720	4,811

Coca-Cola Femsa SAB de CV	2,200	11,995

United Spirits Ltd.*	1,086	12,258
		29,064

Biotechnology – 0.3%

BeiGene Ltd.*	1,200	15,998

Capital Markets – 0.2%

B3 SA – Brasil Bolsa Balcao	4,400	11,817

Chemicals – 2.2%

Asian Paints Ltd.	750	31,761

Indorama Ventures PCL, NVDR	6,000	7,927

LG Chem Ltd.	54	22,314

Orbia Advance Corp. SAB de CV	3,400	8,180

PTT Global Chemical PCL, NVDR	6,400	9,343

Sociedad Quimica y Minera de Chile SA (Preference), Class B	360	26,713
		106,238

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – 0.2%

Hyundai Engineering & Construction Co. Ltd.	246	$8,726

Construction Materials – 0.6%

Siam Cement PCL (The), NVDR	2,800	30,248

Containers & Packaging – 0.3%

Klabin SA	3,200	13,402

Diversified Financial Services – 1.5%

FirstRand Ltd.	9,990	43,260

Yuanta Financial Holding Co. Ltd.	36,000	31,939
		75,199

Diversified Telecommunication Services – 1.3%

Chunghwa Telecom Co. Ltd.	5,000	22,222

Hellenic Telecommunications Organization SA	938	18,208

LG Uplus Corp.	972	10,834

Orange Polska SA*	3,698	5,645

Telefonica Brasil SA	400	4,296

True Corp. PCL, NVDR	27,800	3,912
		65,117

Electric Utilities – 1.6%

Centrais Eletricas Brasileiras SA	1,200	9,809

Centrais Eletricas Brasileiras SA (Preference), Class B	1,000	8,107

Cia Energetica de Minas Gerais (Preference)	4,400	13,034

Cia Paranaense de Energia (Preference)	7,200	10,817

CPFL Energia SA	800	5,840

Enel Americas SA	61,754	6,465

Power Grid Corp. of India Ltd.	8,018	23,889
		77,961

Electrical Equipment – 0.6%

Doosan Enerbility*	70	1,148

Havells India Ltd.	988	16,955

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,400	3,450

Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,800	7,192
		28,745

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.9%

AU Optronics Corp.	22,000	$12,800

Delta Electronics Thailand PCL, NVDR	1,000	10,599

Delta Electronics, Inc.	6,000	50,890

Samsung SDI Co. Ltd.	44	21,404
		95,693

Energy Equipment & Services – 0.1%

Dialog Group Bhd.	6,400	3,675

Entertainment – 0.7%

Bilibili, Inc., ADR*	44	1,071

CD Projekt SA	38	1,036

Kingsoft Corp. Ltd.	3,600	11,058

NCSoft Corp.	12	4,027

NetEase, Inc., ADR	206	19,638
		36,830

Food & Staples Retailing – 2.2%

CP ALL PCL, NVDR	7,600	14,423

President Chain Store Corp.	2,000	18,558

Shoprite Holdings Ltd.	1,058	15,320

Sun Art Retail Group Ltd.	7,000	2,195

Wal-Mart de Mexico SAB de CV	15,800	55,865
		106,361

Food Products – 1.3%

BRF SA*	1,400	3,839

Charoen Pokphand Foods PCL, NVDR	10,000	7,037

CJ CheilJedang Corp.	36	11,408

Grupo Bimbo SAB de CV, Series A	2,600	8,013

Marico Ltd.	2,202	15,028

Nestle India Ltd.	36	8,633

Nestle Malaysia Bhd.	200	6,119

Thai Union Group PCL, NVDR	11,800	5,822
		65,899

Gas Utilities – 0.4%

ENN Energy Holdings Ltd.	1,000	13,497

GAIL India Ltd.	2,688	5,596
		19,093

Health Care Providers & Services – 0.2%

Sinopharm Group Co. Ltd., Class H	4,000	9,258

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 1.1%

Genting Bhd.	5,400	$5,743

Jubilant Foodworks Ltd.	272	1,943

Kangwon Land, Inc.*	232	4,950

Yum China Holdings, Inc.	1,020	42,636
		55,272

Household Durables – 1.1%

Arcelik A/S	270	1,224

Coway Co. Ltd.	190	10,725

LG Electronics, Inc.	360	33,392

Nien Made Enterprise Co. Ltd.	1,000	10,636
		55,977

Household Products – 0.2%

Unilever Indonesia Tbk. PT	32,000	8,587

Independent Power and Renewable Electricity Producers – 1.6%

Adani Green Energy Ltd.*	1,414	53,325

China Longyuan Power Group Corp. Ltd., Class H	6,000	11,792

Energy Absolute PCL, NVDR	5,600	14,470
		79,587

Industrial Conglomerates – 1.1%

Far Eastern New Century Corp.	12,000	12,234

GT Capital Holdings, Inc.	240	2,317

Samsung C&T Corp.	246	22,622

Siemens Ltd.	316	9,389

Turkiye Sise ve Cam Fabrikalari A/S	6,910	8,428
		54,990

Insurance – 3.4%

Cathay Financial Holding Co. Ltd.	24,000	50,890

Fubon Financial Holding Co. Ltd.	20,000	50,482

Ping An Insurance Group Co. of China Ltd., Class H	9,500	62,234

Sanlam Ltd.	670	2,789
		166,395

Interactive Media & Services – 6.2%

Baidu, Inc., ADR*	312	38,741

NAVER Corp.	162	36,953

Investments	Shares	Value

Interactive Media & Services – (continued)

Tencent Holdings Ltd.	4,800	$230,880
		306,574

Internet & Direct Marketing Retail – 7.8%

Alibaba Group Holding Ltd., ADR*	1,880	182,529

Alibaba Health Information Technology Ltd.*	4,000	2,320

JD.com, Inc., ADR*	514	31,693

Meituan, Class B* (a)	3,200	70,149

Naspers Ltd., Class N	328	33,342

Pinduoduo, Inc., ADR*	594	25,595

Prosus NV*	476	23,395

Vipshop Holdings Ltd., ADR*	1,610	12,333
		381,356

IT Services – 3.1%

Infosys Ltd.	4,242	86,987

Tech Mahindra Ltd.	1,928	31,754

Wipro Ltd.	4,710	31,350
		150,091

Life Sciences Tools & Services – 1.4%

Divi’s Laboratories Ltd.	514	30,295

Genscript Biotech Corp.*	2,000	5,799

Wuxi Biologics Cayman, Inc.* (a)	4,000	30,588
		66,682

Machinery – 0.1%

Weichai Power Co. Ltd., Class H	2,000	2,829

Marine – 0.3%

COSCO SHIPPING Holdings Co. Ltd., Class H*	2,000	3,176

MISC Bhd.	6,000	10,764
		13,940

Media – 0.6%

China Literature Ltd.* (a)	1,600	6,872

Grupo Televisa SAB, Series CPO	7,000	12,993

Zee Entertainment Enterprises Ltd.	2,530	8,213
		28,078

Metals & Mining – 3.7%

Anglo American Platinum Ltd.	182	20,191

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

AngloGold Ashanti Ltd.	128	$2,664

Gold Fields Ltd.	3,168	43,595

Hindalco Industries Ltd.	5,996	37,858

Hyundai Steel Co.	382	13,230

Impala Platinum Holdings Ltd.	468	6,102

Kumba Iron Ore Ltd.	276	9,319

NMDC Ltd.	3,024	6,355

POSCO Holdings, Inc.	114	26,231

Press Metal Aluminium Holdings Bhd.	13,000	17,887
		183,432

Multiline Retail – 0.6%

Lojas Renner SA*	3,200	15,347

Woolworths Holdings Ltd.	3,824	14,366
		29,713

Oil, Gas & Consumable Fuels – 3.8%

Bharat Petroleum Corp. Ltd.	1,278	6,062

Cosan SA	400	1,696

Empresas COPEC SA	1,096	8,056

Hindustan Petroleum Corp. Ltd.	1,128	3,989

Indian Oil Corp. Ltd.	1,588	2,618

MOL Hungarian Oil & Gas plc	1,234	10,525

Petroleo Brasileiro SA	800	5,402

Petroleo Brasileiro SA (Preference)	600	3,669

Petronas Dagangan Bhd.	1,400	6,991

Polski Koncern Naftowy ORLEN SA	932	15,819

PTT Exploration & Production PCL, NVDR	5,400	23,807

PTT PCL, NVDR	25,400	27,810

Reliance Industries Ltd.	1,052	38,399

SK Innovation Co. Ltd.*	116	18,933

Thai Oil PCL, NVDR	3,200	5,279

Ultrapar Participacoes SA	2,600	6,862
		185,917

Paper & Forest Products – 0.7%

Empresas CMPC SA	3,542	5,277

Lee & Man Paper Manufacturing Ltd.	4,000	1,927

Suzano SA	2,800	28,050
		35,254

Investments	Shares	Value

Personal Products – 1.8%

AMOREPACIFIC Group	144	$5,732

Godrej Consumer Products Ltd.*	816	8,352

Hindustan Unilever Ltd.	2,070	60,518

LG Household & Health Care Ltd.	16	11,580
		86,182

Pharmaceuticals – 1.8%

Aspen Pharmacare Holdings Ltd.	1,432	15,404

China Medical System Holdings Ltd.	6,000	8,687

CSPC Pharmaceutical Group Ltd.	32,000	33,035

Dr Reddy’s Laboratories Ltd.	458	24,756

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,000	8,641
		90,523

Professional Services – 0.2%

51job, Inc., ADR*	132	8,032

Real Estate Management & Development – 2.3%

Aldar Properties PJSC	7,954	12,235

Ayala Land, Inc.	22,200	13,629

China Overseas Land & Investment Ltd.	14,000	43,627

China Vanke Co. Ltd., Class H	1,400	3,326

DLF Ltd.	1,716	8,348

Godrej Properties Ltd.*	48	988

Logan Group Co. Ltd.	4,000	1,264

Longfor Group Holdings Ltd.(b)	4,000	19,882

NEPI Rockcastle plc	1,894	11,509
		114,808

Road & Rail – 0.5%

BTS Group Holdings PCL, NVDR	30,400	7,988

Rumo SA	4,800	15,867
		23,855

Semiconductors & Semiconductor Equipment – 9.7%

Flat Glass Group Co. Ltd., Class H	2,000	7,239

GCL Technology Holdings Ltd.*	48,000	15,539

SK Hynix, Inc.	364	32,604

Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	365,048

United Microelectronics Corp.	16,000	25,947

Xinyi Solar Holdings Ltd.	18,000	27,162
		473,539

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – 0.3%

Kingdee International Software Group Co. Ltd.*	8,000	$16,640

Specialty Retail – 0.1%

GOME Retail Holdings Ltd.*	46,000	2,257

Home Product Center PCL, NVDR	2,200	964
		3,221

Technology Hardware, Storage & Peripherals – 5.5%

Asustek Computer, Inc.	1,000	12,112

Lenovo Group Ltd.	28,000	27,407

Micro-Star International Co. Ltd.	2,000	8,210

Samsung Electronics Co. Ltd.	3,562	191,145

Samsung Electronics Co. Ltd. (Preference)	604	28,517
		267,391

Textiles, Apparel & Luxury Goods – 1.4%

Eclat Textile Co. Ltd.	1,000	16,539

Feng TAY Enterprise Co. Ltd.	2,000	12,994

Li Ning Co. Ltd.	3,500	27,902

LPP SA	4	8,478

Shenzhou International Group Holdings Ltd.	200	2,776
		68,689

Thrifts & Mortgage Finance – 0.3%

Housing Development Finance Corp. Ltd.	546	15,926

Transportation Infrastructure – 1.7%

Airports of Thailand PCL, NVDR*	16,400	31,962

CCR SA	4,400	11,026

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	900	13,849

Grupo Aeroportuario del Sureste SAB de CV, Class B	280	6,110

Malaysia Airports Holdings Bhd.*	5,200	8,194

Taiwan High Speed Rail Corp.	8,000	7,600

Westports Holdings Bhd.	3,800	3,439
		82,180

Investments	Shares	Value

Wireless Telecommunication Services – 1.4%

Advanced Info Service PCL, NVDR	1,600	$10,044

Bharti Airtel Ltd.*	1,004	9,706

Mobile Telecommunications Co. KSCP	2,446	5,436

Taiwan Mobile Co. Ltd.	6,000	22,086

Vodacom Group Ltd.	2,414	23,196
		70,468
Total Common Stocks (Cost $4,943,860)		4,831,794

Total Investments – 98.6% (Cost $4,943,860)		4,831,794

Other assets less liabilities – 1.4%		70,880
Net Assets – 100.0%		$4,902,674

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,557
Aggregate gross unrealized depreciation	(183,170)
Net unrealized depreciation	$(113,613)
Federal income tax cost	$4,943,860

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	1	06/17/2022	USD	$52,870	$(1,547)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Brazil	5.3%
Chile	1.0
China	26.9
Colombia	0.5
Egypt	0.3
Greece	0.4
Hungary	0.7
India	13.1
Indonesia	0.8
Kuwait	0.1
Malaysia	1.3
Mexico	2.5
Philippines	0.5
Poland	1.0
Romania	0.2
South Africa	5.4
South Korea	12.9
Taiwan	19.0
Tanzania, United Republic Of	0.0 †
Thailand	4.3
Turkey	0.8
United Arab Emirates	1.6
Other[1]	1.4
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Building Products – 0.4%

Steico SE	21,708	$2,198,482

UFP Industries, Inc.(a)	191,754	14,836,007

Zurn Water Solutions Corp.(a)	401,598	12,537,890
		29,572,379

Chemicals – 16.7%

CF Industries Holdings, Inc.	1,154,142	111,755,570

Corteva, Inc.	4,504,410	259,859,413

FMC Corp.(a)	759,780	100,701,241

ICL Group Ltd.	5,774,328	63,730,070

K+S AG (Registered)*	1,606,392	54,551,210

Mosaic Co. (The)	2,062,260	128,726,269

Nutrien Ltd.	4,113,666	406,329,326

PhosAgro PJSC‡ (b)	308,581	—

PI Industries Ltd.	644,004	23,993,082

SABIC Agri-Nutrients Co.	1,343,664	58,248,845

Scotts Miracle-Gro Co. (The)(a)	296,676	30,833,537

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,447,209	6,635,147

UPL Ltd.	4,099,194	44,127,635

Yara International ASA(a)	1,418,256	73,176,837
		1,362,668,182

Equity Real Estate Investment Trusts (REITs) – 1.2%

Weyerhaeuser Co.	2,329,992	96,042,270

Food Products – 14.9%

a2 Milk Co. Ltd. (The)* (a)	6,063,768	19,363,588

Archer-Daniels-Midland Co.	3,285,144	294,217,497

Bakkafrost P/F*	434,160	30,197,410

Bunge Ltd.(a)	835,758	94,540,945

Charoen Pokphand Indonesia Tbk. PT	59,335,200	21,078,587

International Holding Co. PJSC*	3,763,704	223,687,830

IOI Corp. Bhd.	27,496,800	29,495,821

Kuala Lumpur Kepong Bhd.	4,341,600	29,379,473

Mowi ASA	3,824,226	109,474,116

Investments	Shares	Value

Food Products – (continued)

Muyuan Foods Co. Ltd., Class A	3,618,020	$28,688,202

New Hope Liuhe Co. Ltd., Class A*	2,894,488	6,165,123

PPB Group Bhd.	6,150,600	24,271,806

Salmar ASA	477,576	39,624,780

Tongwei Co. Ltd., Class A	2,894,400	18,059,790

Tyson Foods, Inc., Class A(a)	1,848,798	172,234,022

Wilmar International Ltd.	23,517,000	75,614,078
		1,216,093,068

Metals & Mining – 27.4%

Agnico Eagle Mines Ltd.(a)	1,013,040	59,273,997

Alcoa Corp.	419,688	28,454,846

Anglo American plc	3,824,226	172,175,183

Barrick Gold Corp.(a)	4,497,174	100,812,985

BHP Group Ltd.(a)	11,335,194	386,737,625

Boliden AB(a)	759,780	33,453,020

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,085,400	5,220,202

First Quantum Minerals Ltd.(a)	1,454,436	41,912,975

Fortescue Metals Group Ltd.(a)	4,439,286	68,237,861

Franco-Nevada Corp.(a)	473,958	72,047,698

Freeport-McMoRan, Inc.	3,437,100	139,374,405

Glencore plc*	28,585,818	178,478,456

Gold Fields Ltd.(a)	2,178,036	29,972,309

Grupo Mexico SAB de CV, Series B	7,959,600	37,254,134

Hindalco Industries Ltd.	3,932,766	24,831,076

Impala Platinum Holdings Ltd.	2,467,476	32,170,598

MMC Norilsk Nickel PJSC‡ (b)	1,277,631	—

Newcrest Mining Ltd.(a)	2,029,698	38,771,843

Newmont Corp.(a)	1,624,482	118,343,514

Norsk Hydro ASA	3,921,912	33,651,689

Rio Tinto plc	2,955,906	211,757,648

Saudi Arabian Mining Co.*	946,344	34,818,031

Sibanye Stillwater Ltd.(a)	7,492,878	26,430,264

South32 Ltd.(a)	12,388,032	41,992,957

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Sumitomo Metal Mining Co. Ltd.	723,600	$31,672,859

Teck Resources Ltd., Class B(a)	1,150,524	45,623,064

Vale SA	10,391,114	174,765,939

Wheaton Precious Metals Corp.(a)	1,117,962	50,367,554

Zijin Mining Group Co. Ltd., Class A	4,703,492	7,904,609
		2,226,507,341

Multi-Utilities – 1.1%

Veolia Environnement SA	3,049,974	89,770,205

Oil, Gas & Consumable Fuels – 29.5%

BP plc	31,610,466	155,394,214

Cameco Corp.(a)	994,950	25,822,536

Canadian Natural Resources Ltd.(a)	1,758,348	109,390,282

Cenovus Energy, Inc.(a)	1,953,720	36,305,974

Chevron Corp.	1,960,956	307,222,977

China Petroleum & Chemical Corp., Class H	43,416,000	21,524,982

ConocoPhillips	1,530,414	146,185,145

Coterra Energy, Inc.(a)	882,792	25,415,582

Devon Energy Corp.	748,926	43,565,025

Diamondback Energy, Inc.(a)	217,080	27,402,008

Eni SpA	4,063,014	57,393,244

EOG Resources, Inc.	698,274	81,530,472

Equinor ASA	1,606,392	55,356,559

Exxon Mobil Corp.	4,707,018	401,273,285

Gazprom PJSC‡ (b)	15,937,700	—

Hess Corp.	340,092	35,053,282

LUKOIL PJSC‡ (b)	214,305	—

LUKOIL PJSC, ADR‡ (b)	269,035	—

Marathon Oil Corp.	890,028	22,179,498

Novatek PJSC‡ (b)	1,237,715	—

Occidental Petroleum Corp.(a)	795,960	43,849,436

Petroleo Brasileiro SA (Preference)	7,236,000	44,244,191

Pioneer Natural Resources Co.	278,586	64,762,887

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Repsol SA	2,167,182	$32,659,348

Rosneft Oil Co. PJSC‡ (b)	2,926,433	—

Saudi Arabian Oil Co.(c)	3,005,184	35,974,395

Shell plc	12,091,356	329,876,556

Suncor Energy, Inc.	2,199,744	79,483,728

Tatneft PJSC‡ (b)	2,021,036	—

TotalEnergies SE(a)	3,892,968	193,947,720

Woodside Petroleum Ltd.(a)	1,302,480	28,832,671
		2,404,645,997

Paper & Forest Products – 3.7%

Canfor Corp.* (a)	238,788	4,573,788

Chengxin Lithium Group Co. Ltd., Class A*	361,860	2,438,586

Dongwha Enterprise Co. Ltd.*	21,708	1,425,884

Interfor Corp.(a)	235,170	6,738,332

Mondi plc(a)	2,083,968	39,507,969

Stella-Jones, Inc.(a)	242,406	6,733,236

Stora Enso OYJ, Class R	2,568,780	51,204,212

Suzano SA	2,708,898	27,137,117

Svenska Cellulosa AB SCA, Class B	2,261,250	44,366,758

UPM-Kymmene OYJ	2,355,318	82,095,900

West Fraser Timber Co. Ltd.(a)	401,598	35,479,387
		301,701,169

Trading Companies & Distributors – 0.9%

Boise Cascade Co.(a)	137,484	10,391,041

Mitsui & Co. Ltd.	2,532,600	61,575,254
		71,966,295

Water Utilities – 3.6%

American States Water Co.(a)	123,012	9,676,124

American Water Works Co., Inc.	604,206	93,096,061

Beijing Enterprises Water Group Ltd.	21,708,000	7,082,771

California Water Service Group(a)	177,282	9,195,618

China Water Affairs Group Ltd.(a)	3,850,000	4,249,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento Basico do Estado de Sao Paulo*	1,447,200	$13,013,169

Essential Utilities, Inc.(a)	781,488	34,979,403

Grandblue Environment Co. Ltd., Class A	361,800	1,015,039

Guangdong Investment Ltd.	12,402,000	15,964,543

Pennon Group plc	1,230,120	17,173,902

Severn Trent plc	1,099,872	43,442,777

United Utilities Group plc	2,963,142	42,819,787
		291,708,539
Total Common Stocks (Cost $6,127,170,314)		8,090,675,445
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 2.5%

CERTIFICATES OF DEPOSIT – 0.4%

Commonwealth Bank of Australia, New York (SOFR + 0.47%), 0.75%, 9/9/2022(e)	$5,000,000	5,002,580

Goldman Sachs International 0.90%, 6/3/2022	8,000,000	7,993,600

Macquarie Bank Ltd. (SOFR + 0.18%), 0.46%, 5/10/2022(e) (f)	2,000,000	2,000,000

Mizuho Bank Ltd., New York 0.25%, 5/5/2022	2,000,000	2,000,000

Natixis SA, New York (SOFR + 0.18%), 0.41%, 6/17/2022(e)	3,000,000	3,000,194

Skandinaviska Enskilda Banken AB, New York (SOFR + 0.36%), 0.64%, 10/26/2022(e)	2,000,000	2,000,400

Standard Chartered, New York (SOFR + 0.62%), 0.90%, 6/24/2022(e)	3,000,000	3,000,000

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

The Norinchukin Bank, New York (SOFR + 0.45%), 0.73%, 6/10/2022(e)	$5,000,000	$5,000,000

Westpac Banking Corp., New York (SOFR + 0.44%), 0.72%, 9/19/2022(e)	3,000,000	3,001,191
Total Certificates of Deposit (Cost $32,993,794)		32,997,965

REPURCHASE AGREEMENTS – 2.1%

BofA Securities, Inc., 0.77%, dated 4/30/2022, due 8/1/2022, repurchase price $8,015,913, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 2.25%, maturing 12/15/2023 – 8/15/2046; Common Stocks; total market value $8,147,059	8,000,000	8,000,000

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $20,000,300, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $20,263,494	20,000,000	20,000,000

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $65,297,109, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $65,719,626	65,296,020	65,296,020

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(d) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, New York Branch, 0.28%, dated 4/30/2022, due 5/6/2022, repurchase price $50,002,333, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.25%, maturing 4/30/2022 – 8/15/2051; total market value $50,630,006	$50,000,000	$50,000,000

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $26,070,599, collateralized by various Common Stocks; total market value $28,428,611	26,070,020	26,070,020
Total Repurchase Agreements (Cost $169,366,040)		169,366,040
Total Securities Lending Reinvestments (Cost $202,359,834)		202,364,005
Total Investments – 101.9% (Cost $6,329,530,148)		8,293,039,450

Liabilities in excess of other assets – (1.9%)		(152,316,208)
NET ASSETS – 100.0%		$8,140,723,242

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $543,174,950, collateralized in the form of cash with a value of $202,348,694 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $331,498,523 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 31, 2022 – February 15, 2052 and $30,643,741 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $564,490,958.

(b)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $202,364,005.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SOFR – Secured Overnight Financing Rate

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,180,083,432
Aggregate gross unrealized depreciation	(261,953,967)
Net unrealized appreciation	$1,918,129,465
Federal income tax cost	$6,373,989,431

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	86	06/17/2022	GBP	$8,112,011	$362,632
FTSE/JSE Top 40 Index	30	06/15/2022	ZAR	1,248,482	(15,635)
MSCI Emerging Markets E-Mini Index	57	06/17/2022	USD	3,013,590	17,537
Russell 2000 Emini Index	70	06/17/2022	USD	6,514,550	(405,785)
S&P/TSX 60 Index	144	06/16/2022	CAD	28,212,981	(936,733)
SPI 200 Index	14	06/16/2022	AUD	1,842,822	59,977
					$(918,007)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
BRL*	1,699,240	Citibank NA	USD	328,020	06/15/2022	$10,396
CAD	720,000	Bank of Montreal	USD	562,523	06/15/2022	775
INR*	6,925,711	Citibank NA	USD	89,482	06/15/2022	698
MXN	2,080,000	Toronto-Dominion Bank (The)	USD	97,318	06/15/2022	3,729
USD	1,080,354	BNP Paribas SA	AUD	1,450,000	06/15/2022	49,062
USD	12,121,558	Citibank NA	AUD	16,526,520	06/15/2022	367,298
USD	4,325,469	Citibank NA	BRL*	20,500,000	06/15/2022	242,752
USD	7,162,862	Toronto-Dominion Bank (The)	CAD	9,050,000	06/15/2022	82,514
USD	173,974	UBS AG	CHF	161,534	06/15/2022	7,176
USD	918,441	Bank of Montreal	EUR	860,000	06/15/2022	9,302
USD	1,608,320	JPMorgan Chase Bank	EUR	1,450,000	06/15/2022	75,469
USD	2,238,990	Toronto-Dominion Bank (The)	EUR	2,000,000	06/15/2022	124,712
USD	7,707,184	JPMorgan Chase Bank	GBP	5,850,000	06/15/2022	362,117
USD	12,323,247	Morgan Stanley	GBP	9,420,000	06/15/2022	495,807
USD	1,068,590	Toronto-Dominion Bank (The)	HKD	8,354,345	06/15/2022	2,784
USD	1,611,579	Citibank NA	JPY	196,300,000	06/15/2022	94,053
USD	2,484,552	JPMorgan Chase Bank	JPY	295,500,000	06/15/2022	200,145
USD	285,049	Citibank NA	KRW*	350,052,156	06/15/2022	6,318
USD	595,376	Morgan Stanley	MYR*	2,500,000	06/15/2022	21,522
USD	1,089,710	Bank of Montreal	NOK	9,570,000	06/15/2022	62,373
USD	619,678	Morgan Stanley	SGD	840,000	06/15/2022	11,414
USD	1,568,219	Toronto-Dominion Bank (The)	SGD	2,160,000	06/15/2022	4,113
USD	198,150	UBS AG	ZAR	3,000,000	06/15/2022	9,406
Total unrealized appreciation						$2,243,935
AUD	18,760,000	Bank of Montreal	USD	14,094,457	06/15/2022	$(751,664)
AUD	900,000	Morgan Stanley	USD	659,865	06/15/2022	(19,752)
AUD	1,480,000	Toronto-Dominion Bank (The)	USD	1,107,610	06/15/2022	(54,981)

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
CAD	2,920,000	Bank of Montreal	USD	2,300,073	06/15/2022	$(15,585)
CAD	15,514,539	Citibank NA	USD	12,260,578	06/15/2022	(122,641)
CAD	1,800,000	JPMorgan Chase Bank	USD	1,429,110	06/15/2022	(20,864)
EUR	1,400,000	Bank of Montreal	USD	1,541,955	06/15/2022	(61,961)
EUR	1,700,000	Bank of New York	USD	1,854,575	06/15/2022	(57,439)
EUR	2,158,602	Toronto-Dominion Bank (The)	USD	2,382,959	06/15/2022	(101,017)
GBP	10,900,000	Bank of Montreal	USD	13,817,457	06/15/2022	(131,777)
GBP	500,000	Citibank NA	USD	655,625	06/15/2022	(27,841)
GBP	690,000	JPMorgan Chase Bank	USD	901,082	06/15/2022	(34,741)
GBP	9,024,860	Toronto-Dominion Bank (The)	USD	11,835,358	06/15/2022	(504,042)
HKD	5,500,000	Bank of Montreal	USD	702,276	06/15/2022	(614)
JPY	109,400,416	BNP Paribas SA	USD	937,645	06/15/2022	(91,909)
MYR*	2,080,000	Goldman Sachs & Co.	USD	483,345	06/15/2022	(5,899)
NOK	16,920,000	Bank of Montreal	USD	1,899,206	06/15/2022	(82,849)
NOK	14,031,048	Bank of New York	USD	1,571,174	06/15/2022	(64,945)
NOK	5,000,000	Citibank NA	USD	582,951	06/15/2022	(46,203)
NZD	126,346	Bank of New York	USD	86,559	06/15/2022	(4,565)
SEK	5,469,173	Citibank NA	USD	566,582	06/15/2022	(7,429)
SGD	629,915	Citibank NA	USD	463,612	06/15/2022	(7,476)
ZAR	11,140,000	Citibank NA	USD	731,158	06/15/2022	(30,288)
Total unrealized depreciation						$(2,246,482)
Net unrealized depreciation						$(2,547)

*	Non-deliverable forward.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	6.9%
Brazil	3.2
Canada	13.3
China	1.5
Finland	1.6
France	3.5
Germany	0.7
India	1.1
Indonesia	0.3
Israel	0.8
Italy	0.7
Japan	1.2
Malaysia	1.0
Mexico	0.5
New Zealand	0.2
Norway	4.2
Saudi Arabia	1.6
Singapore	0.9
South Africa	1.1
South Korea	0.0 †
Spain	0.4
Sweden	1.0
United Arab Emirates	2.8
United Kingdom	14.6
United States	36.3
Other[1]	0.6
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	2.5
Others(1)	(1.9)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Air Freight & Logistics – 2.7%

bpost SA* (a)	132,060	$811,520

CTT-Correios de Portugal SA(a)	176,700	802,494

Deutsche Post AG (Registered)	1,347,570	58,172,649

Oesterreichische Post AG* (a)	43,710	1,415,634

PostNL NV(a)	537,540	1,773,819

Royal Mail plc	1,067,640	4,619,094
		67,595,210

Commercial Services & Supplies – 4.7%

Ambipar Participacoes e Empreendimentos S/A	93,000	659,913

Befesa SA(b)	49,290	3,088,710

Biffa plc(b)	405,480	1,775,671

Casella Waste Systems, Inc., Class A* (a)	21,390	1,759,114

China Everbright Environment Group Ltd.	4,650,000	2,761,737

Clean Harbors, Inc.* (a)	21,390	2,244,453

Cleanaway Co. Ltd.	112,000	761,853

Cleanaway Waste Management Ltd.(a)	2,803,950	6,376,407

CoreCivic, Inc., REIT* (a)	48,360	601,115

Daiseki Co. Ltd.	93,060	3,372,312

GEO Group, Inc. (The), REIT* (a)	49,290	321,864

Insun ENT Co. Ltd.*	42,780	381,478

Koentec Co. Ltd.	14,880	99,279

Midac Holdings Co. Ltd.	21,400	350,335

Renewi plc*	104,160	902,333

Republic Services, Inc.	84,630	11,363,270

Shanghai Youngsun Investment Co. Ltd., Class B* ‡	57,800	—

Stericycle, Inc.* (a)	38,130	1,913,745

TRE Holdings Corp.	93,000	1,496,642

US Ecology, Inc.* (a)	13,950	669,460

Waste Connections, Inc.	356,190	49,393,649

Waste Management, Inc.	170,190	27,986,043
		118,279,383

Investments	Shares	Value

Diversified Financial Services – 0.0%(c)

Metro Pacific Investments Corp.	16,740,000	$1,218,504

Diversified Telecommunication Services – 13.3%

AT&T, Inc.	46,473	876,481

AT&T, Inc.	2,865,357	54,040,633

BCE, Inc.(a)	631,470	33,746,255

BT Group plc(a)	4,851,810	10,803,182

Cellnex Telecom SA(b)	374,790	17,618,343

China Tower Corp. Ltd., Class H(b)	31,620,000	3,707,602

Deutsche Telekom AG (Registered)	2,407,770	44,629,152

Frontier Communications Parent, Inc.* (a)	98,580	2,601,526

HKT Trust & HKT Ltd.	2,790,000	4,003,925

Infrastrutture Wireless Italiane SpA(b)	243,660	2,616,760

Koninklijke KPN NV	2,249,670	7,796,256

Liberty Global plc, Class C*	143,220	3,394,314

Lumen Technologies, Inc.(a)	386,880	3,892,013

Nippon Telegraph & Telephone Corp.	1,649,200	48,969,376

Operadora de Sites Mexicanos SA de CV, REIT(a)	2,325,000	2,838,964

Spark New Zealand Ltd.	1,334,550	4,261,653

Swisscom AG (Registered)(a)	17,670	10,500,238

Vantage Towers AG	66,030	2,251,358

Verizon Communications, Inc.	1,688,880	78,195,144
		336,743,175

Electric Utilities – 13.4%

American Electric Power Co., Inc.	205,530	20,370,078

Duke Energy Corp.	314,340	34,627,694

Enel SpA	6,987,090	45,833,068

Eversource Energy	140,430	12,273,582

Exelon Corp.	398,970	18,663,817

Iberdrola SA(a)	5,287,050	61,409,083

NextEra Energy, Inc.	800,730	56,867,845

Orsted A/S(b)	170,190	19,137,415

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Southern Co. (The)	432,450	$31,737,506

SSE plc	963,480	22,602,294

Xcel Energy, Inc.	219,480	16,079,105
		339,601,487

Energy Equipment & Services – 0.0%(c)

Secure Energy Services, Inc.(a)	277,140	1,429,015

Equity Real Estate Investment Trusts (REITs) – 5.4%

American Tower Corp.	185,070	44,605,571

Crown Castle International Corp.	175,770	32,554,362

Digital Realty Trust, Inc.(a)	116,250	16,986,450

Equinix, Inc.	36,540	26,275,183

Keppel DC REIT	930,022	1,394,124

SBA Communications Corp.	44,640	15,494,990
		137,310,680

Gas Utilities – 1.1%

APA Group(a)	910,470	7,434,323

Beijing Enterprises Holdings Ltd.	465,000	1,582,369

Enagas SA(a)	212,040	4,601,336

Keppel Infrastructure Trust	4,650,000	1,868,890

Petronas Gas Bhd.	465,000	1,813,644

Snam SpA	1,855,350	10,224,943
		27,525,505

Health Care Providers & Services – 3.5%

Acadia Healthcare Co., Inc.* (a)	37,200	2,525,136

Apollo Hospitals Enterprise Ltd.	159,960	9,320,964

Bangkok Dusit Medical Services PCL, NVDR	15,996,000	12,026,190

Bumrungrad Hospital PCL, NVDR	744,000	3,486,482

Encompass Health Corp.	39,990	2,752,512

HCA Healthcare, Inc.	98,580	21,150,339

IHH Healthcare Bhd.	3,255,000	4,942,127

Life Healthcare Group Holdings Ltd.	1,699,110	2,311,853

Mediclinic International plc*	453,840	2,116,223

Investments	Shares	Value

Health Care Providers & Services – (continued)

Ramsay Health Care Ltd.(a)	253,890	$14,634,428

Rede D’Or Sao Luiz SA(b)	744,000	5,518,178

Select Medical Holdings Corp.	45,570	1,030,337

Tenet Healthcare Corp.*	43,710	3,169,412

Universal Health Services, Inc., Class B(a)	27,900	3,418,587
		88,402,768

IT Services – 0.2%

Fastly, Inc., Class A* (a)	43,710	694,989

NEXTDC Ltd.* (a)	317,130	2,542,156

Switch, Inc., Class A(a)	57,660	1,721,728
		4,958,873

Media – 4.7%

Cable One, Inc.	2,199	2,564,474

Charter Communications, Inc., Class A* (a)	49,290	21,120,272

Comcast Corp., Class A	1,844,190	73,324,994

DISH Network Corp., Class A* (a)	107,880	3,075,659

Liberty Broadband Corp., Class C* (a)	60,450	6,759,519

Shaw Communications, Inc., Class B	331,080	9,911,287

Sirius XM Holdings, Inc.(a)	406,410	2,438,460
		119,194,665

Multi-Utilities – 9.0%

Consolidated Edison, Inc.	145,080	13,454,719

Dominion Energy, Inc.	330,150	26,953,446

E.ON SE	1,902,780	19,932,864

Engie SA(a)	1,672,140	19,972,281

National Grid plc	3,281,040	49,184,988

Public Service Enterprise Group, Inc.	206,460	14,382,004

RWE AG	608,220	25,402,595

Sempra Energy	130,200	21,009,072

Veolia Environnement SA	896,520	26,387,367

WEC Energy Group, Inc.	129,270	12,933,463
		229,612,799

Oil, Gas & Consumable Fuels – 8.2%

Antero Midstream Corp.(a)	137,640	1,413,563

DT Midstream, Inc.(a)	39,060	2,099,475

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Enbridge, Inc.	1,823,730	$79,995,543

Equitrans Midstream Corp.(a)	184,140	1,447,341

Keyera Corp.(a)	197,160	4,916,466

Kinder Morgan, Inc.	820,260	14,887,719

Koninklijke Vopak NV	64,170	1,734,375

ONEOK, Inc.(a)	183,210	11,602,689

Pembina Pipeline Corp.(a)	493,830	18,782,580

Plains GP Holdings LP, Class A* (a)	77,190	862,212

Targa Resources Corp.	93,930	6,895,401

TC Energy Corp.	882,570	46,923,541

Transneft PJSC (Preference)‡ (d)	1,473	—

Williams Cos., Inc. (The)	494,760	16,965,320
		208,526,225

Road & Rail – 17.7%

Aurizon Holdings Ltd.	2,514,720	7,201,956

Canadian National Railway Co.	959,760	113,454,513

Canadian Pacific Railway Ltd.(a)	1,168,201	85,893,234

Canadian Pacific Railway Ltd.	104,040	7,617,776

Central Japan Railway Co.(a)	280,900	35,578,643

CSX Corp.	903,960	31,041,987

East Japan Railway Co.(a)	516,400	27,179,157

Keisei Electric Railway Co. Ltd.(a)	236,400	5,829,716

Kyushu Railway Co.	215,900	4,256,010

MTR Corp. Ltd.	2,143,500	11,433,056

Norfolk Southern Corp.	99,510	25,661,639

Odakyu Electric Railway Co. Ltd.(a)	472,100	7,200,290

Rumo SA	1,767,000	5,840,998

Tobu Railway Co. Ltd.	279,000	6,294,512

Union Pacific Corp.	262,260	61,444,895

West Japan Railway Co.	335,000	12,525,008
		448,453,390

Investments	Shares	Value

Transportation Infrastructure – 7.4%

Adani Ports & Special Economic Zone Ltd.	1,081,590	$12,117,260

Aena SME SA* (b)	100,440	14,442,236

Aeroports de Paris*	38,130	5,452,532

Airports of Thailand PCL, NVDR*	5,766,000	11,237,387

Atlantia SpA* (a)	693,780	16,709,350

Atlas Arteria Ltd.(a)	1,312,230	6,490,452

Auckland International Airport Ltd.* (a)	1,637,730	8,328,359

Bangkok Expressway & Metro PCL, NVDR	11,346,000	2,732,978

CCR SA	1,488,000	3,728,864

China Merchants Port Holdings Co. Ltd.	1,860,000	3,266,672

COSCO SHIPPING Ports Ltd.	2,150,000	1,539,991

Flughafen Zurich AG (Registered)* (a)	26,040	4,453,346

Getlink SE(a)	596,130	10,992,951

Grupo Aeroportuario del Pacifico SAB de CV, Class B* (a)	520,800	8,013,662

Grupo Aeroportuario del Sureste SAB de CV, Class B	279,000	6,088,553

International Container Terminal Services, Inc.	2,418,000	9,986,032

Japan Airport Terminal Co. Ltd.* (a)	128,200	5,343,316

Jiangsu Expressway Co. Ltd., Class H	1,860,000	1,841,948

Promotora y Operadora de Infraestructura SAB de CV	330,150	2,406,503

Qube Holdings Ltd.	2,637,480	5,548,002

Santos Brasil Participacoes SA	744,000	1,065,175

Shenzhen International Holdings Ltd.	1,860,679	2,006,251

Transurban Group(a)	4,198,020	42,780,851

Westports Holdings Bhd.	1,302,000	1,178,335

Westshore Terminals Investment Corp.(a)	55,800	1,503,223
		189,254,229

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – 2.6%

Aguas Andinas SA, Class A	3,832,530	$673,911

American States Water Co.(a)	15,810	1,243,615

American Water Works Co., Inc.	74,400	11,463,552

Beijing Enterprises Water Group Ltd.	5,860,000	1,911,970

California Water Service Group	22,320	1,157,738

Cia de Saneamento Basico do Estado de Sao Paulo*	465,000	4,181,263

Cia de Saneamento de Minas Gerais-COPASA	279,000	769,585

Cia de Saneamento do Parana (Preference)	1,209,000	952,122

Essential Utilities, Inc.	93,000	4,162,680

Guangdong Investment Ltd.	3,820,000	4,917,316

Middlesex Water Co.(a)	7,440	661,788

Pennon Group plc	362,700	5,063,713

Severn Trent plc	346,890	13,701,472

SJW Group	12,090	713,310

TTW PCL, NVDR	2,418,000	776,584

United Utilities Group plc	931,860	13,466,127
		65,816,746

Wireless Telecommunication Services – 5.4%

KDDI Corp.	1,151,700	38,535,192

SoftBank Group Corp.	886,200	36,040,351

T-Mobile US, Inc.* (a)	271,560	33,439,898

Vodafone Group plc	18,712,530	28,554,099
		136,569,540
Total Common Stocks (Cost $2,321,364,371)		2,520,492,194

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – 1.5%

REPURCHASE AGREEMENTS – 1.5%

BofA Securities, Inc., 0.77%, dated 4/30/2022, due 8/1/2022, repurchase price $2,003,978, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 2.25%, maturing 12/15/2023 – 8/15/2046; Common Stocks; total market value $2,036,765	$2,000,000	$2,000,000

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $15,000,225, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $15,197,620	15,000,000	15,000,000

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $11,469,466, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $11,543,681	11,469,275	11,469,275

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $10,000,222, collateralized by various Common Stocks; total market value $10,904,714	$10,000,000	$10,000,000
		38,469,275
Total Securities Lending Reinvestments (Cost $38,469,275)		38,469,275
Total Investments – 100.8% (Cost $2,359,833,646)		2,558,961,469

Liabilities in excess of other assets – (0.8%)		(21,019,886)
NET ASSETS – 100.0%		$2,537,941,583

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $130,306,071, collateralized in the form of cash with a value of $38,480,637 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $54,900,100 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $44,334,625 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $137,715,362.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $38,469,275.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages	shown are based on Net Assets.

Abbreviations

NVDR	– Non-Voting Depositary Receipt
PJSC	– Public Joint Stock Company

Preference A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,844,192
Aggregate gross unrealized depreciation	(149,938,157)
Net unrealized appreciation	$183,906,035
Federal income tax cost	$2,375,036,764

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	37	06/17/2022	GBP	$3,490,051	$191,230
S&P 500 E-Mini Index	22	06/17/2022	USD	4,540,250	(44,317)
S&P/TSX 60 Index	32	06/16/2022	CAD	6,269,551	(229,018)
SPI 200 Index	19	06/16/2022	AUD	2,500,973	26,628
TOPIX Index	10	06/09/2022	JPY	1,468,818	97,712
					$42,235

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	150,000	Citibank NA	USD	187,558	06/15/2022	$777
USD	22,159,939	Citibank NA	AUD	30,212,839	06/15/2022	671,473
USD	2,057,869	Toronto-Dominion Bank (The)	CAD	2,600,000	06/15/2022	23,736
USD	601,788	Toronto-Dominion Bank (The)	CHF	560,000	06/15/2022	23,542
USD	465,322	Bank of Montreal	EUR	430,000	06/15/2022	10,752
USD	1,180,034	BNP Paribas SA	EUR	1,100,000	06/15/2022	17,181
USD	997,427	Toronto-Dominion Bank (The)	EUR	900,000	06/15/2022	46,002
USD	880,829	Toronto-Dominion Bank (The)	GBP	670,000	06/15/2022	39,599
USD	97,287	Toronto-Dominion Bank (The)	HKD	760,399	06/15/2022	280
USD	1,740,473	Citibank NA	JPY	212,000,000	06/15/2022	101,575
USD	1,105,388	JPMorgan Chase Bank	JPY	142,000,000	06/15/2022	7,636
USD	1,874,711	Toronto-Dominion Bank (The)	JPY	223,000,000	06/15/2022	150,777
Total unrealized appreciation						$1,093,330
AUD	29,400,000	Citibank NA	USD	21,569,780	06/15/2022	$(659,435)
CAD	4,705,816	Citibank NA	USD	3,701,015	06/15/2022	(19,379)
CHF	220,000	Toronto-Dominion Bank (The)	USD	236,715	06/15/2022	(9,547)
CHF	207,000	UBS AG	USD	222,940	06/15/2022	(9,196)
EUR	3,160,130	Toronto-Dominion Bank (The)	USD	3,494,182	06/15/2022	(153,486)
GBP	558,747	Toronto-Dominion Bank (The)	USD	730,989	06/15/2022	(29,445)
JPY	325,846,439	BNP Paribas SA	USD	2,792,752	06/15/2022	(273,747)
Total unrealized depreciation						$(1,154,235)
Net unrealized depreciation						$(60,905)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	3.7%
Austria	0.1
Belgium	0.0	†
Brazil	0.9
Canada	17.6
Chile	0.0	†
China	0.9
Denmark	0.8
France	2.5
Germany	6.0
Hong Kong	0.7
India	0.8
Italy	3.0
Japan	9.2
Malaysia	0.3
Mexico	0.8
Netherlands	0.4
New Zealand	0.5
Philippines	0.4
Portugal	0.0	†
Singapore	0.1
South Africa	0.1
South Korea	0.0	†
Spain	3.9
Switzerland	0.6
Taiwan	0.0	†
Thailand	1.2
United Kingdom	6.0
United States	38.8
Other[1]	0.7
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	1.5
Others(1)	(0.8)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 96.6%

Commercial Services & Supplies – 0.2%

GEO Group, Inc. (The), REIT* (a)	88,472	$577,722

Equity Real Estate Investment Trusts (REITs) – 79.0%

Abacus Property Group(a)	393,750	920,603

Acadia Realty Trust	51,912	1,085,999

AEON REIT Investment Corp.	924	1,066,209

Alexander & Baldwin, Inc.	51,762	1,097,354

American Tower Corp.	42,714	10,294,928

Apple Hospitality REIT, Inc.	116,046	2,052,854

ARGAN SA	1,890	223,312

Argosy Property Ltd.	140,364	118,890

AvalonBay Communities, Inc.	72,702	16,538,251

Befimmo SA	20,203	1,011,309

Big Yellow Group plc(a)	87,570	1,572,201

Brixmor Property Group, Inc.	157,374	3,994,152

Broadstone Net Lease, Inc.	75,474	1,561,557

BWP Trust	350,851	1,037,222

Canadian Apartment Properties REIT(a)	42,714	1,681,756

Centuria Industrial REIT	426,762	1,210,081

Charter Hall Group(a)	237,636	2,644,599

Charter Hall Long Wale REIT	346,752	1,320,807

Cousins Properties, Inc.(a)	75,978	2,727,610

Cromwell European REIT(b)	380,300	922,754

Crown Castle International Corp.	23,688	4,387,254

CT REIT(a)	72,362	1,004,988

Dexus	434,448	3,448,631

Dream Industrial REIT(a)	83,160	973,415

Dream Office REIT(a)	49,266	1,002,242

Duke Realty Corp.	197,316	10,803,051

Empire State Realty Trust, Inc., Class A(a)	116,202	1,003,985

Equinix, Inc.	3,276	2,355,706

Equity Residential	185,094	15,085,161

Essex Property Trust, Inc.	33,894	11,160,277

Extra Space Storage, Inc.	69,552	13,214,880

First Capital REIT(a)	76,059	1,018,841

First Industrial Realty Trust, Inc.	66,402	3,851,316

Frasers Logistics & Commercial Trust(b)	1,497,400	1,572,330

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Fukuoka REIT Corp.(a)	630	$789,688

Goodman Group	295,092	5,028,777

Goodman Property Trust	662,886	972,356

GPT Group (The)	1,017,576	3,680,785

Granite REIT	16,632	1,238,112

Growthpoint Properties Australia Ltd.	353,756	1,111,173

H&R REIT(a)	86,058	860,546

Healthcare Trust of America, Inc., Class A	117,306	3,573,141

Healthpeak Properties, Inc.	279,090	9,156,943

Highwoods Properties, Inc.	52,920	2,161,253

Ichigo Office REIT Investment Corp.(a)	660	424,344

Industrial Logistics Properties Trust	44,236	714,854

InterRent REIT(a)	70,182	774,827

InvenTrust Properties Corp.(a)	45,360	1,373,954

iStar, Inc.(a)	46,998	791,446

Japan Excellent, Inc.	867	853,884

Japan Logistics Fund, Inc.	437	1,072,600

Kenedix Office Investment Corp.(a)	229	1,203,682

Killam Apartment REIT(a)	55,440	876,681

Kimco Realty Corp.	229,572	5,815,059

Lamar Advertising Co., Class A	40,950	4,521,289

LondonMetric Property plc	477,221	1,615,311

LXP Industrial Trust(a)	149,742	1,879,262

Macerich Co. (The)	73,962	928,223

Mid-America Apartment Communities, Inc.(a)	59,976	11,796,080

Mirvac Group	980,658	1,686,509

Montea NV	8,946	1,073,997

Mori Trust Sogo Reit, Inc.(a)	882	963,283

National Storage REIT	684,054	1,268,781

NIPPON REIT Investment Corp.	330	948,788

NorthWest Healthcare Properties REIT(a)	94,942	984,298

NTT UD REIT Investment Corp.(a)	882	1,021,829

Office Properties Income Trust	40,274	870,724

Paramount Group, Inc.	113,297	1,077,454

Parkway Life REIT	292,300	1,024,500

Phillips Edison & Co., Inc.(a)	60,102	2,035,054

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Piedmont Office Realty Trust, Inc., Class A	72,626	$1,169,279

PotlatchDeltic Corp.	33,768	1,870,410

Precinct Properties New Zealand Ltd.	1,093,302	1,078,604

Prologis, Inc.	215,964	34,616,870

PS Business Parks, Inc.	10,458	1,957,738

Public Storage	63,504	23,591,736

Rayonier, Inc.	75,348	3,255,034

Regency Centers Corp.	79,506	5,472,398

Retail Opportunity Investments Corp.	69,193	1,289,066

RioCan REIT(a)	79,632	1,495,378

RPT Realty	82,133	1,091,548

Safestore Holdings plc	105,966	1,676,308

Saul Centers, Inc.(a)	20,863	1,076,739

Segro plc	295,344	4,978,049

Shopping Centres Australasia Property Group	605,808	1,321,689

Simon Property Group, Inc.	145,152	17,127,936

SITE Centers Corp.	89,528	1,423,495

SL Green Realty Corp.(a)	34,525	2,389,819

Starhill Global REIT	2,125,900	916,004

Summit Industrial Income REIT(a)	65,898	1,048,758

Tritax Big Box REIT plc	995,652	3,047,600

Urban Edge Properties	61,866	1,156,276

Washington REIT	50,526	1,217,171

Waypoint REIT Ltd.	555,156	1,061,263

Weyerhaeuser Co.	389,214	16,043,401
		331,506,581

Household Durables – 0.4%

Bonava AB, Class B	97,398	478,370

Iida Group Holdings Co. Ltd.	79,200	1,270,281
		1,748,651

Real Estate Management & Development – 17.0%

Allreal Holding AG (Registered)	8,064	1,531,965

Bukit Sembawang Estates Ltd.	39,600	144,532

CA Immobilien Anlagen AG(a)	27,730	789,852

Castellum AB(a)	105,462	2,109,595

Catena AB	19,279	1,010,866

Investments	Shares	Value

Real Estate Management & Development – (continued)

CK Asset Holdings Ltd.	1,047,500	$7,129,165

Daito Trust Construction Co. Ltd.	34,700	3,353,226

Dios Fastigheter AB	92,169	833,849

DREAM Unlimited Corp., Class A(a)	32,130	1,161,462

Entra ASA(b)	50,022	835,441

Fabege AB	133,434	1,637,039

Gav-Yam Lands Corp. Ltd.	92,610	1,025,443

Grand City Properties SA(a)	53,172	942,376

Heiwa Real Estate Co. Ltd.(a)	25,200	792,606

Helical plc	21,919	120,535

Henderson Land Development Co. Ltd.(a)	773,000	3,137,851

Intershop Holding AG	252	164,599

Isras Investment Co. Ltd.	3,780	929,177

Katitas Co. Ltd.	34,800	817,891

Kennedy-Wilson Holdings, Inc.	66,150	1,491,683

Kerry Properties Ltd.	360,000	977,295

Kojamo OYJ(a)	61,614	1,230,444

LEG Immobilien SE	37,548	3,866,059

Mobimo Holding AG (Registered)(a)	3,780	1,088,456

Nomura Real Estate Holdings, Inc.	59,000	1,436,747

Platzer Fastigheter Holding AB, Class B(a)	14,393	147,261

PSP Swiss Property AG (Registered)	24,318	3,086,568

Realogy Holdings Corp.* (a)	70,308	770,576

Shurgard Self Storage SA	20,034	1,164,531

Sino Land Co. Ltd.	1,830,000	2,434,978

Sirius Real Estate Ltd.	677,142	1,032,084

Sumitomo Realty & Development Co. Ltd.(a)	159,200	4,219,611

Sun Hung Kai Properties Ltd.	674,500	7,818,583

Swiss Prime Site AG (Registered)	40,572	3,991,785

TAG Immobilien AG	73,836	1,484,646

Tokyo Tatemono Co. Ltd.	102,600	1,444,446

Tricon Residential, Inc.(a)	112,518	1,636,641

VGP NV	4,662	1,214,790

Wihlborgs Fastigheter AB(a)	69,804	1,223,112

Wing Tai Holdings Ltd.	75,600	95,807

Yanlord Land Group Ltd.	1,016,700	898,236
		71,221,809
Total Common Stocks (Cost $369,596,680)		405,054,763

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 1.4%

REPURCHASE AGREEMENTS – 1.4%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $6,052,776, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $6,091,941 (Cost $6,052,675)	$6,052,675	$6,052,675
Total Investments – 98.0% (Cost $375,649,355)		411,107,438

Other assets less liabilities – 2.0%		8,586,818
NET ASSETS – 100.0%		$419,694,256

*Non-income	producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $42,566,894, collateralized in the form of cash with a value of $6,052,675 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Invest-

ments; $30,735,558 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $9,428,034 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $46,216,267.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $6,052,675.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,342,932
Aggregate gross unrealized depreciation	(20,666,859)
Net unrealized appreciation	$31,676,073
Federal income tax cost	$379,051,858

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	25	06/17/2022	EUR	$985,323	$301
S&P Midcap 400 E-Mini Index	38	06/17/2022	USD	9,481,380	(438,597)
SPI 200 Index	30	06/16/2022	AUD	3,948,904	127,714
TOPIX Mini Index	3	06/09/2022	JPY	44,065	2,578
					$(308,004)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	269,820	Toronto-Dominion Bank (The)	AUD	373,695	06/15/2022	$4,036
USD	137,182	UBS AG	CHF	127,373	06/15/2022	5,658
USD	34,307	Goldman Sachs & Co.	ILS	111,846	06/15/2022	753
USD	35,248	Bank of New York	NOK	314,773	06/15/2022	1,457
USD	21,648	Bank of New York	NZD	31,599	06/15/2022	1,142
Total unrealized appreciation						$13,046
AUD	719,336	Citibank NA	USD	527,605	06/15/2022	$(15,987)
CAD	369,101	Citibank NA	USD	290,289	06/15/2022	(1,520)
EUR	117,819	Toronto-Dominion Bank (The)	USD	130,065	06/15/2022	(5,514)
GBP	61,709	Toronto-Dominion Bank (The)	USD	80,732	06/15/2022	(3,252)
HKD	1,265,030	Toronto-Dominion Bank (The)	USD	161,851	06/15/2022	(465)
JPY	65,231,732	BNP Paribas SA	USD	559,086	06/15/2022	(54,802)
SEK	2,202,771	Citibank NA	USD	228,197	06/15/2022	(2,992)
SGD	1,470	Citibank NA	USD	1,082	06/15/2022	(17)
Total unrealized depreciation						$(84,549)
Net unrealized depreciation						$(71,503)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	6.1%
Austria	0.2
Belgium	1.1
Canada	3.8
Finland	0.3
France	0.1
Germany	1.5
Hong Kong	5.1
Israel	0.5
Japan	5.2
New Zealand	0.5
Norway	0.2
Singapore	1.3
Sweden	1.8
Switzerland	2.3
United Kingdom	3.3
United States	63.3
Other[1]	3.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	96.6%
Securities Lending Reinvestments	1.4
Others(1)	2.0
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	204,687	$13,576,889

FlexShares® Global Upstream Natural Resources Index Fund(a)	274,995	12,286,776

FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	484,470	26,355,168
Total Exchange Traded Funds (Cost $51,938,053)		52,218,833

Total Investments – 100.0% (Cost $51,938,053)		52,218,833

Liabilities in excess of other assets – 0.0%		(13,106)
NET ASSETS – 100.0%		$52,205,727
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,653,061
Aggregate gross unrealized depreciation	(1,402,147)
Net unrealized appreciation	$250,914
Federal income tax cost	$51,967,919

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares April 30, 2022	Value April 30, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized (Loss)
FlexShares® Global Quality Real Estate Index Fund	$8,892,328	$6,709,593	$1,185,178	204,687	$13,576,889	$(750,873)	$132,663	$(88,981)
FlexShares® Global Upstream Natural Resources Index Fund	6,247,673	5,401,591	425,754	274,995	12,286,776	1,083,250	160,868	(19,984)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	15,150,662	12,675,970	249,259	484,470	26,355,168	(1,212,926)	225,890	(9,279)
	$30,290,663	$24,787,154	$1,860,191	964,152	$52,218,833	$(880,549)	$519,421	$(118,244)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †
100.0%

(1)	Includes any other net assets/(liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Aerospace & Defense – 0.6%

Lockheed Martin Corp.	23,903	$10,328,964

Auto Components – 0.5%

Gentex Corp.(a)	282,172	8,281,748

Banks – 5.0%

Bank of America Corp.	420,343	14,997,838

Cullen/Frost Bankers, Inc.	61,215	8,098,132

JPMorgan Chase & Co.	374,286	44,674,777

US Bancorp	277,508	13,475,789

Wells Fargo & Co.	14,575	635,907
		81,882,443

Beverages – 0.1%

Coca-Cola Co. (The)	21,571	1,393,702

PepsiCo, Inc.	2,915	500,535
		1,894,237

Biotechnology – 2.3%

AbbVie, Inc.	71,126	10,446,987

Amgen, Inc.(a)	112,519	26,238,305
		36,685,292

Building Products – 0.8%

A O Smith Corp.(a)	108,438	6,336,033

Trane Technologies plc	52,470	7,340,028
		13,676,061

Capital Markets – 0.5%

Janus Henderson Group plc(a)	246,609	7,516,642

Chemicals – 2.9%

Dow, Inc.(a)	166,738	11,088,077

Eastman Chemical Co.(a)	70,543	7,242,650

LyondellBasell Industries NV, Class A	93,280	9,890,478

Olin Corp.	142,252	8,165,265

Sherwin-Williams Co. (The)	38,478	10,579,911
		46,966,381

Investments	Shares	Value

Commercial Services & Supplies – 0.6%

Cintas Corp.	6,413	$2,547,628

Rollins, Inc.(a)	211,629	7,098,037
		9,645,665

Communications Equipment – 2.5%

Cisco Systems, Inc.	829,609	40,634,249

Consumer Finance – 1.8%

Ally Financial, Inc.	175,483	7,012,300

Discover Financial Services	76,956	8,654,472

OneMain Holdings, Inc.	152,746	7,015,624

Synchrony Financial	192,973	7,103,336
		29,785,732

Containers & Packaging – 0.4%

International Paper Co.	142,252	6,583,422

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	555,599	10,478,597

Lumen Technologies, Inc.(a)	906,565	9,120,044

Verizon Communications, Inc.	135,256	6,262,353
		25,860,994

Electric Utilities – 1.5%

Evergy, Inc.	149,831	10,166,034

Southern Co. (The)	195,888	14,376,220
		24,542,254

Entertainment – 0.9%

Activision Blizzard, Inc.	153,329	11,591,673

Warner Bros Discovery, Inc.*	134,408	2,439,505
		14,031,178

Equity Real Estate Investment Trusts (REITs) – 5.1%

AvalonBay Communities, Inc.	40,227	9,150,838

Equity Residential	113,685	9,265,327

Extra Space Storage, Inc.	47,806	9,083,140

Healthpeak Properties, Inc.	290,917	9,544,987

Highwoods Properties, Inc.	198,803	8,119,115

Prologis, Inc.	55,968	8,971,111

Public Storage	30,899	11,478,978

SL Green Realty Corp.	106,689	7,385,013

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Weyerhaeuser Co.	235,532	$9,708,629
		82,707,138

Food & Staples Retailing – 0.0%(b)

Costco Wholesale Corp.	583	309,993

Health Care Equipment & Supplies – 1.9%

Abbott Laboratories	207,548	23,556,698

ResMed, Inc.	34,980	6,994,951
		30,551,649

Health Care Providers & Services – 1.9%

Cardinal Health, Inc.	157,410	9,137,651

McKesson Corp.	36,729	11,371,666

UnitedHealth Group, Inc.	19,239	9,783,993
		30,293,310

Health Care Technology – 0.6%

Cerner Corp.	104,163	9,753,823

Hotels, Restaurants & Leisure – 0.2%

Domino’s Pizza, Inc.(a)	4,081	1,379,378

International Game Technology plc(a)	103,774	2,265,386

Wingstop, Inc.(a)	3,498	320,977
		3,965,741

Household Products – 3.8%

Clorox Co. (The)(a)	5,247	752,787

Colgate-Palmolive Co.	34,397	2,650,289

Procter & Gamble Co. (The)	366,124	58,781,208
		62,184,284

Independent Power and Renewable Electricity Producers – 0.2%

AES Corp. (The)	185,977	3,797,650

Industrial Conglomerates – 1.0%

3M Co.	113,685	16,395,651

Insurance – 4.0%

Aflac, Inc.(a)	159,159	9,116,627

Allstate Corp. (The)	71,709	9,074,057

Investments	Shares	Value

Insurance – (continued)

American Financial Group, Inc.	62,964	$8,719,255

Aon plc, Class A	28,567	8,227,010

MetLife, Inc.	148,665	9,764,317

Principal Financial Group, Inc.(a)	122,430	8,342,380

Prudential Financial, Inc.(a)	88,033	9,552,461

Travelers Cos., Inc. (The)	9,328	1,595,648
		64,391,755

Internet & Direct Marketing Retail – 0.3%

eBay, Inc.(a)	55,385	2,875,589

Shutterstock, Inc.(a)	19,822	1,500,922
		4,376,511

IT Services – 4.3%

Accenture plc, Class A	62,381	18,736,757

International Business Machines Corp.	166,738	22,044,431

Mastercard, Inc., Class A	13,409	4,872,562

Paychex, Inc.	81,037	10,269,819

Visa, Inc., Class A(a)	32,065	6,834,014

Western Union Co. (The)(a)	418,594	7,015,635
		69,773,218

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.	6,996	834,413

Thermo Fisher Scientific, Inc.	1,166	644,705
		1,479,118

Machinery – 1.6%

Illinois Tool Works, Inc.	58,883	11,606,428

Pentair plc	113,685	5,769,514

Snap-on, Inc.(a)	41,393	8,795,598
		26,171,540

Media – 3.5%

Comcast Corp., Class A	314,820	12,517,243

Interpublic Group of Cos., Inc. (The)	251,273	8,196,525

New York Times Co. (The), Class A(a)	205,216	7,863,877

Nexstar Media Group, Inc., Class A(a)	48,972	7,758,144

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Omnicom Group, Inc.	28,567	$2,174,806

Sirius XM Holdings, Inc.(a)	1,426,601	8,559,606

TEGNA, Inc.	409,266	9,024,316
		56,094,517

Metals & Mining – 1.9%

Freeport-McMoRan, Inc.	278,091	11,276,590

Newmont Corp.	162,657	11,849,563

Southern Copper Corp.(a)	127,094	7,914,143
		31,040,296

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

AGNC Investment Corp.(a)	639,551	7,022,270

Multiline Retail – 0.8%

Kohl’s Corp.	81,037	4,690,421

Target Corp.	39,061	8,931,298
		13,621,719

Multi-Utilities – 1.2%

Public Service Enterprise Group, Inc.	149,831	10,437,228

WEC Energy Group, Inc.	82,203	8,224,410
		18,661,638

Oil, Gas & Consumable Fuels – 3.0%

Antero Midstream Corp.(a)	832,524	8,550,021

Chevron Corp.	12,243	1,918,111

Coterra Energy, Inc.	409,849	11,799,553

Exxon Mobil Corp.	57,134	4,870,674

PDC Energy, Inc.(a)	150,997	10,530,531

Targa Resources Corp.	144,584	10,613,911
		48,282,801

Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.(a)	127,094	8,200,105

Sylvamo Corp.*	1	28
		8,200,133

Pharmaceuticals – 7.2%

Eli Lilly & Co.	112,519	32,870,176

Johnson & Johnson	359,711	64,913,447

Pfizer, Inc.	404,019	19,825,212
		117,608,835

Investments	Shares	Value

Professional Services – 0.5%

Robert Half International, Inc.	73,458	$7,221,656

Road & Rail – 2.1%

Old Dominion Freight Line, Inc.(a)	27,401	7,675,568

Union Pacific Corp.(a)	111,353	26,088,894
		33,764,462

Semiconductors & Semiconductor Equipment – 5.6%

Broadcom, Inc.	76,373	42,340,428

Microchip Technology, Inc.(a)	113,102	7,374,250

NVIDIA Corp.	65,879	12,218,578

Texas Instruments, Inc.	172,568	29,379,702
		91,312,958

Software – 6.1%

CDK Global, Inc.	203,467	11,070,639

Microsoft Corp.	252,439	70,056,871

NortonLifeLock, Inc.(a)	320,067	8,014,478

Oracle Corp.	145,167	10,655,258
		99,797,246

Specialty Retail – 4.2%

Bath & Body Works, Inc.(a)	73,458	3,885,194

Best Buy Co., Inc.(a)	72,875	6,553,649

Dick’s Sporting Goods, Inc.(a)	66,462	6,408,266

Home Depot, Inc. (The)	90,365	27,145,646

Lowe’s Cos., Inc.	97,944	19,366,467

Williams-Sonoma, Inc.(a)	43,142	5,629,168
		68,988,390

Technology Hardware, Storage & Peripherals – 9.1%

Apple, Inc.	896,654	141,357,503

Seagate Technology Holdings plc	85,118	6,983,081
		148,340,584

Textiles, Apparel & Luxury Goods – 2.2%

NIKE, Inc., Class B	171,985	21,446,529

Ralph Lauren Corp.	67,628	7,056,306

Tapestry, Inc.(a)	219,791	7,235,520
		35,738,355

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Tobacco – 3.0%

Altria Group, Inc.	362,626	$20,151,127

Philip Morris International, Inc.	290,334	29,033,400
		49,184,527

Trading Companies & Distributors – 1.1%

Fastenal Co.	163,823	9,061,050

WW Grainger, Inc.	18,656	9,328,560
		18,389,610
Total Common Stocks (Cost $1,327,698,109)		1,617,736,640
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 9.1%

CERTIFICATES OF DEPOSIT – 1.4%

Bank of Montreal, Chicago (SOFR + 0.14%), 0.42%, 7/18/2022(d)	$2,000,000	2,000,000

Commonwealth Bank of Australia, New York (SOFR + 0.47%), 0.75%, 9/9/2022(d)	2,000,000	2,001,032

Goldman Sachs International 0.90%, 6/3/2022	3,000,000	2,997,600

Macquarie Bank Ltd. (SOFR + 0.18%), 0.46%, 5/10/2022(d) (e)	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., New York (SOFR + 0.35%), 0.63%, 8/4/2022(d)	2,000,000	2,000,216

Mizuho Bank Ltd., New York 0.25%, 5/5/2022	3,000,000	3,000,000

Natixis SA, New York (SOFR + 0.18%), 0.41%, 6/17/2022(d)	3,000,000	3,000,194

Skandinaviska Enskilda Banken AB, New York (SOFR + 0.36%), 0.64%, 10/26/2022(d)	1,000,000	1,000,200

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

Standard Chartered, New York (SOFR + 0.62%), 0.90%, 6/24/2022(d)	$2,000,000	$2,000,000

The Norinchukin Bank, New York (SOFR + 0.45%), 0.73%, 6/10/2022(d)	3,000,000	3,000,000
Total Certificates of Deposit (Cost $21,997,794)		21,999,242

REPURCHASE AGREEMENTS – 7.7%

BofA Securities, Inc., 0.77%, dated 4/30/2022, due 8/1/2022, repurchase price $8,015,913, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 2.25%, maturing 12/15/2023 – 8/15/2046; Common Stocks; total market value $8,147,059	8,000,000	8,000,000

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $48,742,668, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $49,058,067	48,741,856	48,741,856

Societe Generale, New York Branch, 0.28%, dated 4/30/2022, due 5/6/2022, repurchase price $50,002,333, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.25%, maturing 4/30/2022 – 8/15/2051; total market value $50,630,006	50,000,000	50,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – (continued)

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $18,814,778, collateralized by various Common Stocks; total market value $20,516,520	$18,814,360	$18,814,360
Total Repurchase Agreements (Cost $125,556,216)		125,556,216
Total Securities Lending Reinvestments (Cost $147,554,010)		147,555,458
Total Investments – 108.5% (Cost $1,475,252,119)		1,765,292,098

Liabilities in excess of other assets – (8.5%)		(137,768,876)
NET ASSETS – 100.0%		$1,627,523,222

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $195,375,435, collateralized in the form of cash with a value of $147,549,869 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $58,487,237 of collateral in the form of U.S. Government

Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $1,431,473 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $207,468,579.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $147,555,458.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

SOFR – Secured Overnight Financing Rate

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,211,125
Aggregate gross unrealized depreciation	(56,716,239)
Net unrealized appreciation	$289,494,886
Federal income tax cost	$1,475,489,640

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	45	06/17/2022	USD	$9,286,875	$(307,572)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	9.1
Others(1)	(8.5)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Auto Components – 0.4%

Gentex Corp.(a)	49,284	$1,446,485

Banks – 4.0%

Bank of America Corp.	46,334	1,653,197

JPMorgan Chase & Co.	91,916	10,971,094

US Bancorp	65,860	3,198,161

Wells Fargo & Co.	3,552	154,974
		15,977,426

Beverages – 0.5%

Coca-Cola Co. (The)	25,460	1,644,971

PepsiCo, Inc.	740	127,065
		1,772,036

Biotechnology – 5.2%

AbbVie, Inc.	75,338	11,065,645

Amgen, Inc.(a)	26,940	6,282,139

Gilead Sciences, Inc.	57,136	3,390,450
		20,738,234

Building Products – 1.2%

A O Smith Corp.(a)	26,936	1,573,871

Lennox International, Inc.(a)	6,218	1,325,615

Trane Technologies plc	12,728	1,780,520
		4,680,006

Capital Markets – 0.5%

Janus Henderson Group plc(a)	59,200	1,804,416

Chemicals – 2.5%

CF Industries Holdings, Inc.	29,600	2,866,168

Chemours Co. (The)(a)	59,496	1,967,533

Dow, Inc.	39,664	2,637,656

LyondellBasell Industries NV, Class A	5,328	564,928

Olin Corp.(a)	34,928	2,004,867
		10,041,152

Commercial Services & Supplies – 0.6%

Rollins, Inc.	67,340	2,258,584

Communications Equipment – 2.4%

Cisco Systems, Inc.	197,140	9,655,917

Investments	Shares	Value

Consumer Finance – 0.2%

SLM Corp.(a)	54,908	$918,611

Containers & Packaging – 0.1%

International Paper Co.	10,212	472,611

Distributors – 0.1%

Pool Corp.(a)	1,184	479,781

Diversified Telecommunication Services – 1.5%

AT&T, Inc.	136,012	2,565,186

Lumen Technologies, Inc.(a)	216,820	2,181,209

Verizon Communications, Inc.	28,416	1,315,661
		6,062,056

Electric Utilities – 1.9%

Evergy, Inc.(a)	35,668	2,420,074

Exelon Corp.	57,572	2,693,218

PPL Corp.	20,730	586,866

Southern Co. (The)	22,348	1,640,120
		7,340,278

Entertainment – 0.9%

Activision Blizzard, Inc.	36,556	2,763,633

Warner Bros Discovery, Inc.*	32,904	597,208
		3,360,841

Equity Real Estate Investment Trusts (REITs) – 6.4%

American Tower Corp.	20,722	4,994,417

CubeSmart	11,692	555,487

Duke Realty Corp.	39,664	2,171,604

Equity Residential	26,640	2,171,160

Extra Space Storage, Inc.	11,692	2,221,480

Healthpeak Properties, Inc.	69,264	2,272,552

Highwoods Properties, Inc.	10,360	423,102

Iron Mountain, Inc.(a)	47,222	2,537,238

Mid-America Apartment Communities, Inc.	10,804	2,124,931

Prologis, Inc.	19,832	3,178,871

Public Storage	7,402	2,749,843
		25,400,685

Food & Staples Retailing – 0.0%(b)

Costco Wholesale Corp.	148	78,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – 1.2%

Hershey Co. (The)	11,396	$2,572,875

Sanderson Farms, Inc.(a)	10,806	2,046,332
		4,619,207

Health Care Equipment & Supplies – 2.6%

Abbott Laboratories	76,074	8,634,399

ResMed, Inc.	8,586	1,716,942
		10,351,341

Health Care Providers & Services – 0.6%

UnitedHealth Group, Inc.	4,588	2,333,227

Health Care Technology – 0.1%

Cerner Corp.	2,664	249,457

Hotels, Restaurants & Leisure – 1.7%

Domino’s Pizza, Inc.(a)	4,292	1,450,696

McDonald’s Corp.	16,874	4,204,326

Starbucks Corp.	15,540	1,159,905
		6,814,927

Household Products – 4.5%

Clorox Co. (The)	11,398	1,635,271

Kimberly-Clark Corp.	14,060	1,951,950

Procter & Gamble Co. (The)	87,178	13,996,428
		17,583,649

Independent Power and Renewable Electricity Producers – 0.4%

AES Corp. (The)	70,764	1,445,001

Industrial Conglomerates – 1.0%

3M Co.	27,084	3,906,055

Insurance – 3.7%

Aflac, Inc.	37,740	2,161,747

American Financial Group, Inc.	15,096	2,090,494

Aon plc, Class A	10,362	2,984,152

Assurant, Inc.	12,730	2,315,332

MetLife, Inc.	22,200	1,458,096

Travelers Cos., Inc. (The)	14,208	2,430,421

Willis Towers Watson plc	6,218	1,336,000
		14,776,242

Investments	Shares	Value

Internet & Direct Marketing Retail – 0.3%

eBay, Inc.	13,324	$691,782

Shutterstock, Inc.(a)	4,740	358,913
		1,050,695

IT Services – 3.4%

International Business Machines Corp.	39,964	5,283,641

Jack Henry & Associates, Inc.(a)	5,772	1,094,256

Mastercard, Inc., Class A	3,406	1,237,672

Paychex, Inc.	19,684	2,494,553

Visa, Inc., Class A(a)	7,846	1,672,218

Western Union Co. (The)(a)	106,132	1,778,772
		13,561,112

Life Sciences Tools & Services – 0.5%

Thermo Fisher Scientific, Inc.	3,848	2,127,636

Machinery – 2.3%

Graco, Inc.(a)	28,126	1,744,374

Illinois Tool Works, Inc.	14,506	2,859,278

Otis Worldwide Corp.	26,344	1,918,897

Toro Co. (The)(a)	15,244	1,221,502

Watts Water Technologies, Inc., Class A(a)	10,510	1,339,604
		9,083,655

Media – 3.4%

Comcast Corp., Class A	77,412	3,077,901

Interpublic Group of Cos., Inc. (The)	59,052	1,926,276

New York Times Co. (The), Class A	48,692	1,865,877

Nexstar Media Group, Inc., Class A(a)	11,692	1,852,247

Omnicom Group, Inc.	6,956	529,560

Sirius XM Holdings, Inc.(a)	339,150	2,034,900

TEGNA, Inc.(a)	97,692	2,154,109
		13,440,870

Metals & Mining – 1.2%

Newmont Corp.	39,368	2,867,959

Southern Copper Corp.	30,196	1,880,305
		4,748,264

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

AGNC Investment Corp.(a)	151,404	1,662,416

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – 1.3%

Target Corp.	22,648	$5,178,465

Multi-Utilities – 2.9%

CMS Energy Corp.	35,668	2,450,035

Dominion Energy, Inc.(a)	17,020	1,389,513

DTE Energy Co.	19,388	2,540,604

Public Service Enterprise Group, Inc.	36,408	2,536,181

WEC Energy Group, Inc.	23,828	2,383,991
		11,300,324

Oil, Gas & Consumable Fuels – 0.8%

Chevron Corp.	2,812	440,556

Coterra Energy, Inc.(a)	58,608	1,687,324

Exxon Mobil Corp.	13,620	1,161,105
		3,288,985

Paper & Forest Products – 0.0%(b)

Sylvamo Corp.*	1	37

Pharmaceuticals – 7.2%

Eli Lilly & Co.	37,002	10,809,394

Johnson & Johnson	81,850	14,770,651

Pfizer, Inc.	58,620	2,876,484
		28,456,529

Road & Rail – 0.5%

Old Dominion Freight Line, Inc.(a)	6,810	1,907,617

Semiconductors & Semiconductor Equipment – 6.1%

Broadcom, Inc.	18,648	10,338,265

KLA Corp.	6,956	2,220,773

Lam Research Corp.	2,812	1,309,717

NVIDIA Corp.	15,690	2,910,024

Texas Instruments, Inc.	42,182	7,181,485
		23,960,264

Software – 6.0%

CDK Global, Inc.	48,544	2,641,279

Microsoft Corp.	60,092	16,676,732

NortonLifeLock, Inc.(a)	76,664	1,919,667

Oracle Corp.	35,816	2,628,894
		23,866,572

Investments	Shares	Value

Specialty Retail – 4.2%

Best Buy Co., Inc.(a)	16,874	$1,517,479

Dick’s Sporting Goods, Inc.(a)	3,112	300,059

Home Depot, Inc. (The)	36,560	10,982,624

Lowe’s Cos., Inc.	13,026	2,575,631

Williams-Sonoma, Inc.(a)	10,804	1,409,706
		16,785,499

Technology Hardware, Storage & Peripherals – 9.3%

Apple, Inc.	212,100	33,437,564

HP, Inc.(a)	42,328	1,550,475

Seagate Technology Holdings plc	20,276	1,663,443
		36,651,482

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	12,434	1,550,520

Tobacco – 3.1%

Altria Group, Inc.	86,288	4,795,024

Philip Morris International, Inc.	72,972	7,297,200
		12,092,224

Trading Companies & Distributors – 0.6%

Fastenal Co.	40,108	2,218,374

Water Utilities – 0.6%

American Water Works Co., Inc.	15,688	2,417,207
Total Common Stocks (Cost $337,126,729)		389,915,667
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 6.7%

REPURCHASE AGREEMENTS – 6.7%

BofA Securities, Inc., 0.77%, dated 4/30/2022, due 8/1/2022, repurchase price $1,001,989, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 2.25%, maturing 12/15/2023 – 8/15/2046; Common Stocks; total market value $1,018,382	$1,000,000	1,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – (continued)

REPURCHASE AGREEMENTS – (continued)

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $3,000,045, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $3,039,524	$3,000,000	$3,000,000

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $17,522,115, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $17,635,496	17,521,823	17,521,823

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $5,000,111, collateralized by various Common Stocks; total market value $5,452,357	5,000,000	5,000,000
		26,521,823
Total Securities Lending Reinvestments (Cost $26,521,823)		26,521,823
Total Investments – 105.4% (Cost $363,648,552)		416,437,490

Liabilities in excess of other assets – (5.4%)		(21,221,478)
NET ASSETS – 100.0%		$395,216,012
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $37,545,141, collateralized in the form of cash with a value of $26,521,823 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $13,311,858 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $9,837 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $39,843,518.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $26,521,823.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,153,897
Aggregate gross unrealized depreciation	(17,609,681)
Net unrealized appreciation	$52,544,216
Federal income tax cost	$363,790,089

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	25	06/17/2022	USD	$5,159,375	$(103,185)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	6.7
Others(1)	(5.4)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Air Freight & Logistics – 0.4%

United Parcel Service, Inc., Class B	497	$89,450

Auto Components – 0.3%

Gentex Corp.	2,401	70,469

Banks – 5.7%

Bank of America Corp.	7,231	258,002

Citigroup, Inc.	4,781	230,492

Cullen/Frost Bankers, Inc.(a)	840	111,124

JPMorgan Chase & Co.	4,795	572,331

Wells Fargo & Co.	14	611
		1,172,560

Beverages – 0.2%

Coca-Cola Co. (The)	357	23,066

PepsiCo, Inc.	84	14,423
		37,489

Biotechnology – 2.0%

AbbVie, Inc.	609	89,450

Amgen, Inc.	1,400	326,466
		415,916

Building Products – 1.8%

A O Smith Corp.	1,456	85,074

Masco Corp.	1,337	70,447

Owens Corning	1,204	109,480

Trane Technologies plc	707	98,902
		363,903

Capital Markets – 0.4%

Janus Henderson Group plc	2,898	88,331

Chemicals – 3.9%

Celanese Corp.	721	105,944

Chemours Co. (The)	3,556	117,597

Dow, Inc.	2,226	148,029

Eastman Chemical Co.	805	82,649

LyondellBasell Industries NV, Class A	1,274	135,082

Olin Corp.	1,029	59,065

Sherwin-Williams Co. (The)	595	163,601
		811,967

Investments	Shares	Value

Commercial Services & Supplies – 0.7%

Cintas Corp.	350	$139,041

Communications Equipment – 2.5%

Cisco Systems, Inc.	10,451	511,890

Consumer Finance – 2.9%

Ally Financial, Inc.	1,050	41,958

American Express Co.	1,204	210,351

Capital One Financial Corp.	1,022	127,362

Discover Financial Services	1,022	114,934

Synchrony Financial	2,751	101,264
		595,869

Containers & Packaging – 0.2%

International Paper Co.	1,113	51,510

Diversified Financial Services – 0.8%

Equitable Holdings, Inc.	2,492	71,844

Voya Financial, Inc.(a)	1,365	86,186
		158,030

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	7,399	139,545

Lumen Technologies, Inc.(a)	10,850	109,151

Verizon Communications, Inc.	1,883	87,183
		335,879

Electric Utilities – 0.4%

PPL Corp.	2,597	73,521

Electrical Equipment – 0.6%

Emerson Electric Co.	1,449	130,671

Electronic Equipment, Instruments & Components – 0.2%

CDW Corp.	217	35,410

Entertainment – 0.8%

Activision Blizzard, Inc.	1,855	140,238

Warner Bros Discovery, Inc.*	1,673	30,365
		170,603

Equity Real Estate Investment Trusts (REITs) – 3.9%

AvalonBay Communities, Inc.	532	121,020

Brixmor Property Group, Inc.	4,774	121,164

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Cousins Properties, Inc.(a)	217	$7,790

Equity Residential	1,526	124,369

Highwoods Properties, Inc.	2,352	96,056

Lamar Advertising Co., Class A	973	107,429

SL Green Realty Corp.	1,414	97,877

Weyerhaeuser Co.	3,206	132,151
		807,856

Food & Staples Retailing – 0.0%(b)

Costco Wholesale Corp.	7	3,722

Health Care Equipment & Supplies – 0.6%

Abbott Laboratories	1,015	115,203

Health Care Providers & Services – 1.3%

Cardinal Health, Inc.	1,505	87,365

Quest Diagnostics, Inc.	329	44,033

UnitedHealth Group, Inc.	252	128,155
		259,553

Hotels, Restaurants & Leisure – 0.3%

International Game Technology plc(a)	2,688	58,679

Household Durables – 0.5%

Whirlpool Corp.	553	100,381

Household Products – 0.7%

Procter & Gamble Co. (The)	952	152,844

Independent Power and Renewable Electricity Producers – 0.3%

AES Corp. (The)	3,563	72,756

Industrial Conglomerates – 1.0%

3M Co.	1,400	201,908

Insurance – 2.9%

Aflac, Inc.	2,107	120,689

MetLife, Inc.	2,023	132,870

Principal Financial Group, Inc.	1,477	100,643

Prudential Financial, Inc.	1,071	116,214

Unum Group	4,067	124,125
		594,541

Investments	Shares	Value

Internet & Direct Marketing Retail – 0.3%

eBay, Inc.	805	$41,796

Shutterstock, Inc.	161	12,191
		53,987

IT Services – 4.4%

Accenture plc, Class A	1,218	365,838

Genpact Ltd.	161	6,483

International Business Machines Corp.	2,093	276,716

Mastercard, Inc., Class A	168	61,048

Paychex, Inc.	966	122,421

Visa, Inc., Class A(a)	399	85,039
		917,545

Machinery – 1.8%

Crane Co.	1,141	109,799

Illinois Tool Works, Inc.	756	149,015

Snap-on, Inc.	560	118,994
		377,808

Media – 3.5%

Comcast Corp., Class A	3,941	156,694

Interpublic Group of Cos., Inc. (The)	3,255	106,178

New York Times Co. (The), Class A	2,464	94,421

Nexstar Media Group, Inc., Class A	665	105,349

Omnicom Group, Inc.	462	35,172

Sirius XM Holdings, Inc.(a)	18,613	111,678

TEGNA, Inc.	5,187	114,373
		723,865

Metals & Mining – 1.2%

Freeport-McMoRan, Inc.	3,752	152,144

Southern Copper Corp.(a)	1,589	98,947
		251,091

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

AGNC Investment Corp.(a)	7,504	82,394

Multiline Retail – 1.9%

Kohl’s Corp.	2,002	115,876

Target Corp.	1,218	278,495
		394,371

Oil, Gas & Consumable Fuels – 6.1%

Antero Midstream Corp.	10,962	112,580

APA Corp.	3,738	152,996

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Chevron Corp.	126	$19,740

Continental Resources, Inc.(a)	532	29,563

Devon Energy Corp.	2,226	129,486

Exxon Mobil Corp.	658	56,095

Marathon Oil Corp.	5,278	131,528

Occidental Petroleum Corp.(a)	3,360	185,102

ONEOK, Inc.(a)	833	52,754

PDC Energy, Inc.	2,002	139,620

Plains GP Holdings LP, Class A*	10,192	113,845

Targa Resources Corp.	1,953	143,370
		1,266,679

Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.	1,736	112,007

Pharmaceuticals – 7.0%

Johnson & Johnson	4,634	836,252

Pfizer, Inc.	12,341	605,573
		1,441,825

Professional Services – 0.5%

Robert Half International, Inc.	1,001	98,408

Road & Rail – 1.9%

Union Pacific Corp.	1,673	391,967

Semiconductors & Semiconductor Equipment – 7.4%

Applied Materials, Inc.	1,008	111,233

Broadcom, Inc.	917	508,375

KLA Corp.	364	116,211

Lam Research Corp.	343	159,756

Microchip Technology, Inc.(a)	1,554	101,321

NVIDIA Corp.	805	149,303

Texas Instruments, Inc.	2,233	380,168
		1,526,367

Software – 6.3%

CDK Global, Inc.	2,702	147,016

Microsoft Corp.	3,367	934,410

NortonLifeLock, Inc.	4,039	101,136

Oracle Corp.	1,778	130,505
		1,313,067

Investments	Shares	Value

Specialty Retail – 3.6%

Bath & Body Works, Inc.(a)	1,134	$59,977

Best Buy Co., Inc.(a)	854	76,800

Dick’s Sporting Goods, Inc.(a)	1,071	103,266

Home Depot, Inc. (The)	196	58,878

Lowe’s Cos., Inc.	1,729	341,875

Williams-Sonoma, Inc.(a)	728	94,990
		735,786

Technology Hardware, Storage & Peripherals – 9.2%

Apple, Inc.	11,487	1,810,926

Seagate Technology Holdings plc	1,085	89,013
		1,899,939

Textiles, Apparel & Luxury Goods – 1.6%

NIKE, Inc., Class B	1,190	148,393

Ralph Lauren Corp.	924	96,410

Tapestry, Inc.	2,569	84,572
		329,375

Tobacco – 3.0%

Altria Group, Inc.	4,571	254,010

Philip Morris International, Inc.	3,710	371,000
		625,010

Trading Companies & Distributors – 1.2%

Fastenal Co.	2,093	115,764

WW Grainger, Inc.	266	133,008
		248,772
Total Common Stocks (Cost $17,097,999)		20,410,215

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 1.1%

REPURCHASE AGREEMENTS – 1.1%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $228,523, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $230,002 (Cost $228,520)	$228,520	$228,520
Total Investments – 99.8% (Cost $17,326,519)		20,638,735

Other assets less liabilities – 0.2%		35,014
NET ASSETS – 100.0%		$20,673,749

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $1,202,024, collateralized in the form of cash with a value of
$228,520 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $947,261 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from April 30, 2022 – February 15, 2052 and $110,943 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $1,286,724.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $228,520.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,038,972
Aggregate gross unrealized depreciation	(732,749)
Net unrealized appreciation	$3,306,223
Federal income tax cost	$17,323,537

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	12	06/17/2022	USD	$247,650	$(8,975)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	1.1
Others(1)	0.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.1%

Auto Components – 1.0%

Bridgestone Corp.	117,600	$4,326,947

Fuyao Glass Industry Group Co. Ltd., Class H(a)	330,000	1,371,118
		5,698,065

Automobiles – 1.9%

Bajaj Auto Ltd.	73,000	3,561,594

Ford Otomotiv Sanayi A/S	224,250	4,511,869

Mercedes-Benz Group AG*	40,000	2,831,486
		10,904,949

Banks – 9.1%

Agricultural Bank of China Ltd., Class H	13,000,000	4,904,316

Al Rajhi Bank	8,500	400,208

Banco Bilbao Vizcaya Argentaria SA	229,250	1,223,506

BNP Paribas SA	19,250	1,009,399

BOC Hong Kong Holdings Ltd.	954,500	3,485,330

China Merchants Bank Co. Ltd., Class H	125,000	763,113

FinecoBank Banca Fineco SpA	285,250	4,009,819

First Abu Dhabi Bank PJSC	577,926	3,530,760

Hana Financial Group, Inc.	14,250	533,241

Hang Seng Bank Ltd.	33,900	602,722

HSBC Holdings plc	55,250	347,734

Industrial & Commercial Bank of China Ltd., Class H	3,000,000	1,812,354

Mitsubishi UFJ Financial Group, Inc.	1,425,000	8,296,369

Nordea Bank Abp	113,250	1,145,064

Royal Bank of Canada	95,500	9,695,337

Saudi National Bank (The)	8,000	168,497

Sberbank of Russia PJSC‡ (b)	1,227,390	—

Skandinaviska Enskilda Banken AB, Class A	415,250	4,729,856

Swedbank AB, Class A(c)	291,250	4,667,625

Toronto-Dominion Bank (The)	8,000	580,822
		51,906,072

Investments	Shares	Value

Beverages – 0.8%

Thai Beverage PCL	8,750,000	$4,340,466

Building Products – 1.1%

Geberit AG (Registered)	4,250	2,451,965

Lixil Corp.	225,000	3,983,869
		6,435,834

Capital Markets – 4.4%

3i Group plc	139,250	2,316,476

Abrdn plc	1,353,750	3,217,405

CSC Financial Co. Ltd., Class H(a) (c)	2,625,000	2,435,589

IGM Financial, Inc.(c)	120,750	3,846,276

Julius Baer Group Ltd.	45,500	2,215,819

Macquarie Korea Infrastructure Fund	54,000	610,510

Moscow Exchange MICEX-RTS PJSC‡ (b)	775,590	—

Partners Group Holding AG	2,250	2,428,141

Samsung Securities Co. Ltd.	137,750	4,354,041

SBI Holdings, Inc.	156,600	3,520,962
		24,945,219

Chemicals – 1.7%

Kumho Petrochemical Co. Ltd.	11,750	1,445,362

Nissan Chemical Corp.	8,500	453,342

Nitto Denko Corp.	17,300	1,168,378

Wacker Chemie AG	19,500	3,129,958

Yara International ASA	63,000	3,250,570
		9,447,610

Construction Materials – 2.0%

Ambuja Cements Ltd.	860,750	4,191,008

Anhui Conch Cement Co. Ltd., Class H	506,000	2,766,631

China Resources Cement Holdings Ltd.	5,304,000	4,427,802
		11,385,441

Diversified Financial Services – 2.0%

Investor AB, Class B(c)	48,750	951,470

M&G plc	1,622,000	4,362,014

Power Finance Corp. Ltd.	791,750	1,219,591

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – (continued)

REC Ltd.	2,863,750	$4,757,775
		11,290,850

Diversified Telecommunication Services – 1.2%

Elisa OYJ	5,750	338,238

Koninklijke KPN NV(c)	761,750	2,639,853

Spark New Zealand Ltd.	46,750	149,288

Swisscom AG (Registered)(c)	3,750	2,228,404

Telefonica SA	8,750	42,766

Telenor ASA	82,250	1,173,291
		6,571,840

Electric Utilities – 2.4%

Endesa SA(c)	74,250	1,568,951

Enel SpA	994,500	6,523,601

Iberdrola SA	246,750	2,866,001

Power Assets Holdings Ltd.	375,000	2,525,920
		13,484,473

Electrical Equipment – 0.8%

Mitsubishi Electric Corp.	295,200	3,116,962

WEG SA	275,000	1,671,479
		4,788,441

Electronic Equipment, Instruments & Components – 0.6%

Hexagon AB, Class B* (c)	184,500	2,420,852

Kingboard Laminates Holdings Ltd.	250,000	388,726

Largan Precision Co. Ltd.	2,000	114,672

Shimadzu Corp.	10,200	337,349
		3,261,599

Energy Equipment & Services – 0.3%

Tenaris SA	93,000	1,453,014

Entertainment – 1.1%

Nintendo Co. Ltd.	13,100	6,057,587

Equity Real Estate Investment Trusts (REITs) – 0.5%

Stockland	903,250	2,670,282

Food & Staples Retailing – 0.1%

Cencosud SA	455,750	729,264

Investments	Shares	Value

Food Products – 2.4%

China Feihe Ltd.(a)	129,000	$123,473

Nestle SA (Registered)	90,250	11,715,345

Want Want China Holdings Ltd.	2,000,000	1,807,256
		13,646,074

Gas Utilities – 0.9%

Naturgy Energy Group SA(c)	170,250	5,160,059

Health Care Equipment & Supplies – 1.5%

Hartalega Holdings Bhd.	4,025,000	4,067,991

Hoya Corp.	5,800	581,522

Top Glove Corp. Bhd.	9,700,000	3,743,195
		8,392,708

Hotels, Restaurants & Leisure – 0.2%

La Francaise des Jeux SAEM(a)	23,750	892,211

Household Durables – 2.6%

Barratt Developments plc	356,750	2,214,864

Electrolux AB, Class B(c)	253,500	3,914,834

Iida Group Holdings Co. Ltd.	35,800	574,193

Nien Made Enterprise Co. Ltd.	324,000	3,446,048

Persimmon plc	155,750	4,106,427

Sony Group Corp.	4,200	363,723
		14,620,089

Household Products – 0.4%

Unilever Indonesia Tbk. PT	9,475,000	2,542,440

Independent Power and Renewable Electricity Producers – 0.0%

Unipro PJSC‡ (b)	125,500,000	—

Industrial Conglomerates – 0.4%

Industries Qatar QSC	438,750	2,266,187

Insurance – 4.0%

Allianz SE (Registered)	48,500	11,061,889

BB Seguridade Participacoes SA	1,075,000	5,520,223

Caixa Seguridade Participacoes S/A	88,068	139,424

Zurich Insurance Group AG	13,750	6,316,515
		23,038,051

Interactive Media & Services – 0.7%

Rightmove plc	9,000	69,876

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Tencent Holdings Ltd.	85,300	$4,102,932
		4,172,808

Internet & Direct Marketing Retail – 0.8%

momo.com, Inc.	76,600	2,055,626

ZOZO, Inc.	130,200	2,773,634
		4,829,260

IT Services – 1.1%

Infosys Ltd.	58,000	1,189,363

Itochu Techno-Solutions Corp.	100,000	2,357,981

Nomura Research Institute Ltd.	75,000	2,147,654

Obic Co. Ltd.	4,800	714,294
		6,409,292

Machinery – 2.7%

Atlas Copco AB, Class A(c)	50,000	2,307,178

Atlas Copco AB, Class B(c)	9,250	372,235

Daifuku Co. Ltd.	6,200	385,227

Epiroc AB, Class A(c)	116,250	2,393,052

Epiroc AB, Class B	9,250	163,449

FANUC Corp.	9,000	1,400,780

Kone OYJ, Class B	61,250	2,978,137

Schindler Holding AG	1,000	195,127

Sinotruk Hong Kong Ltd.	3,125,000	3,823,531

Yaskawa Electric Corp.	33,900	1,164,364
		15,183,080

Marine – 3.4%

AP Moller – Maersk A/S, Class A	1,500	4,297,080

AP Moller – Maersk A/S, Class B	1,500	4,399,189

Nippon Yusen KK(c)	58,400	4,264,155

Orient Overseas International Ltd.	174,500	4,906,190

SITC International Holdings Co. Ltd.	500,000	1,688,726
		19,555,340

Media – 0.7%

Publicis Groupe SA	69,000	4,191,337

Metals & Mining – 4.9%

BHP Group Ltd.(c)	55,581	1,896,329

Investments	Shares	Value

Metals & Mining – (continued)

BHP Group Ltd.	42,419	$1,451,255

Cia Siderurgica Nacional SA	75,000	319,101

Fortescue Metals Group Ltd.(c)	351,750	5,406,876

Gerdau SA (Preference)	225,000	1,270,799

Grupo Mexico SAB de CV, Series B	1,000,000	4,680,403

Impala Platinum Holdings Ltd.	62,750	818,125

Kumba Iron Ore Ltd.(c)	111,000	3,747,665

MMC Norilsk Nickel PJSC‡ (b)	16,315	—

Rio Tinto plc	81,750	5,856,474

Severstal PAO‡ (b)	58,985	—

Vedanta Ltd.	503,500	2,689,658
		28,136,685

Multiline Retail – 0.0%(d)

B&M European Value Retail SA	21,750	133,860

Multi-Utilities – 1.1%

Canadian Utilities Ltd., Class A(c)	74,000	2,236,125

Engie SA(c)	346,500	4,138,646
		6,374,771

Oil, Gas & Consumable Fuels – 8.2%

Adaro Energy Tbk. PT	31,100,000	7,165,206

Canadian Natural Resources Ltd.	142,250	8,849,652

China Shenhua Energy Co. Ltd., Class H	1,750,000	5,642,895

Enbridge, Inc.	236,500	10,373,765

Exxaro Resources Ltd.(c)	91,250	1,306,765

Lundin Energy AB	142,500	5,965,783

Ovintiv, Inc.	6,000	307,140

Petroleo Brasileiro SA (Preference)	825,000	5,044,425

Shell plc	61,750	1,684,664

TotalEnergies SE	3,000	149,460
		46,489,755

Personal Products – 2.0%

Hengan International Group Co. Ltd.(c)	125,000	592,647

L’Oreal SA	30,000	11,042,162
		11,634,809

Pharmaceuticals – 8.7%

Astellas Pharma, Inc.	25,000	381,676

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

AstraZeneca plc	12,000	$1,610,254

China Medical System Holdings Ltd.	500,000	723,922

Chugai Pharmaceutical Co. Ltd.	117,200	3,530,654

GlaxoSmithKline plc	321,750	7,259,110

Novartis AG (Registered)	109,500	9,759,280

Novo Nordisk A/S, Class B	79,750	9,187,090

Orion OYJ, Class B(c)	95,250	3,762,120

Roche Holding AG	35,500	13,254,210

Roche Holding AG – BR	500	202,339
		49,670,655

Professional Services – 1.6%

Nihon M&A Center Holdings, Inc.	111,100	1,384,034

Randstad NV	20,000	1,073,095

Recruit Holdings Co. Ltd.	43,600	1,621,371

RELX plc	73,250	2,200,731

SGS SA (Registered)	1,109	2,881,469
		9,160,700

Real Estate Management & Development – 2.0%

China Overseas Land & Investment Ltd.	34,000	105,950

China Resources Land Ltd.	44,000	197,957

CK Asset Holdings Ltd.	44,000	299,459

Daito Trust Construction Co. Ltd.	42,000	4,058,660

Hopson Development Holdings Ltd.(c)	2,300,000	4,449,826

Land & Houses PCL, NVDR	5,225,000	1,456,898

Logan Group Co. Ltd.(c)	2,750,000	869,216

Sunac Services Holdings Ltd.(a) (c)	182,000	100,671
		11,538,637

Road & Rail – 1.0%

Aurizon Holdings Ltd.	1,810,500	5,185,126

Canadian National Railway Co.	2,250	265,976
		5,451,102

Semiconductors & Semiconductor Equipment – 3.8%

Advantest Corp.	25,000	1,734,718

ASML Holding NV	6,000	3,468,676

Novatek Microelectronics Corp.	279,000	3,771,997

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Parade Technologies Ltd.	7,000	$340,791

Realtek Semiconductor Corp.	80,000	1,106,003

Silergy Corp.	6,000	552,662

Taiwan Semiconductor Manufacturing Co. Ltd.	512,222	9,349,305

Vanguard International Semiconductor Corp.	311,000	1,113,145
		21,437,297

Software – 1.5%

SAP SE	68,750	7,075,813

Temenos AG (Registered)	16,250	1,662,417
		8,738,230

Specialty Retail – 1.6%

Chow Tai Fook Jewellery Group Ltd.*	1,000,000	1,692,550

Industria de Diseno Textil SA(c)	164,500	3,488,139

Topsports International Holdings Ltd.(a)	576,000	444,876

USS Co. Ltd.	200,000	3,335,906
		8,961,471

Technology Hardware, Storage & Peripherals – 2.6%

Brother Industries Ltd.	175,000	3,058,043

Catcher Technology Co. Ltd.	858,000	4,220,793

Quanta Computer, Inc.	1,250,000	3,553,799

Samsung Electronics Co. Ltd.	61,000	3,273,408

Wiwynn Corp.	15,000	519,075
		14,625,118

Textiles, Apparel & Luxury Goods – 1.2%

Bosideng International Holdings Ltd.(c)	804,000	405,784

Eclat Textile Co. Ltd.	74,000	1,223,898

Li Ning Co. Ltd.	423,000	3,372,182

LVMH Moet Hennessy Louis Vuitton SE	2,500	1,633,854

Pandora A/S	5,000	446,017
		7,081,735

Tobacco – 2.4%

Gudang Garam Tbk. PT	2,225,000	4,711,837

Imperial Brands plc	209,500	4,382,034

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	305

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Tobacco – (continued)

Japan Tobacco, Inc.	250,000	$4,290,483

Swedish Match AB(c)	59,250	475,774
		13,860,128

Trading Companies & Distributors – 0.6%

Ashtead Group plc	67,250	3,528,429

Wireless Telecommunication Services – 1.1%

Tele2 AB, Class B(c)	32,000	425,758

Total Access Communication PCL, NVDR	2,650,000	3,559,124

Turkcell Iletisim Hizmetleri A/S	1,612,500	2,348,849
		6,333,731
Total Common Stocks (Cost $563,553,925)		553,427,055
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 2.6%

REPURCHASE AGREEMENTS – 2.6%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $10,916,321, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $10,986,957	$10,916,139	10,916,139

TD Prime Services LLC, 0.40%, dated 4/30/2022, due 5/2/2022, repurchase price $4,185,733, collateralized by various Common Stocks; total market value $4,564,321	4,185,640	4,185,640
		15,101,779
Total Securities Lending Reinvestments (Cost $15,101,779)		15,101,779
Total Investments – 99.7% (Cost $578,655,704)		568,528,834

Other assets less liabilities – 0.3%		1,525,122
NET ASSETS – 100.0%		$570,053,956
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $52,163,598, collateralized in the form of cash with a value of $15,101,779 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $22,471,789 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 31, 2022 – February 15, 2052 and $17,719,555 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $55,293,123.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $15,101,779.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,936,884
Aggregate gross unrealized depreciation	(82,310,766)
Net unrealized depreciation	$(12,373,882)
Federal income tax cost	$580,960,434

See Accompanying Notes to the Financial Statements.

306	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	99	06/17/2022	EUR	$3,901,880	$56,209
FTSE 100 Index	27	06/17/2022	GBP	2,546,794	112,513
MSCI Emerging Markets E-Mini Index	97	06/17/2022	USD	5,128,390	(53,568)
S&P/TSX 60 Index	8	06/16/2022	CAD	1,567,388	(57,787)
SPI 200 Index	8	06/16/2022	AUD	1,053,041	34,904
TOPIX Index	13	06/09/2022	JPY	1,909,463	112,126
					$204,397

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	2,837,851	Goldman Sachs & Co.	USD	552,423	06/15/2022	$12,755
EUR	329,015	Toronto-Dominion Bank (The)	USD	345,829	06/15/2022	1,986
GBP	639,447	Toronto-Dominion Bank (The)	USD	795,650	06/15/2022	7,217
INR*	16,433,833	Goldman Sachs & Co.	USD	212,918	06/15/2022	1,068
TRY	764,685	Citibank NA	USD	45,600	06/15/2022	4,206
USD	339,657	Citibank NA	AUD	463,088	06/15/2022	10,292
USD	80,697	Toronto-Dominion Bank (The)	AUD	108,901	06/15/2022	3,243
USD	483,858	Goldman Sachs & Co.	BRL*	2,299,009	06/15/2022	25,995
USD	179,263	Toronto-Dominion Bank (The)	CAD	226,489	06/15/2022	2,068
USD	255,837	Toronto-Dominion Bank (The)	CHF	238,072	06/15/2022	10,009
USD	55,793	BNP Paribas SA	CZK	1,289,588	06/15/2022	785
USD	476,565	BNP Paribas SA	DKK	3,217,078	06/15/2022	19,386
USD	114,164	JPMorgan Chase Bank	DKK	766,649	06/15/2022	5,216
USD	93,802	JPMorgan Chase Bank	EUR	87,664	06/15/2022	1,128
USD	485,577	Toronto-Dominion Bank (The)	EUR	438,147	06/15/2022	22,395
USD	311,147	Bank of Montreal	GBP	237,424	06/15/2022	13,044
USD	601,693	Toronto-Dominion Bank (The)	GBP	457,085	06/15/2022	27,792
USD	141,339	JPMorgan Chase Bank	HKD	1,104,844	06/15/2022	389
USD	782,965	Citibank NA	JPY	95,369,788	06/15/2022	45,694
USD	464,259	Toronto-Dominion Bank (The)	JPY	55,224,428	06/15/2022	37,339
USD	850,120	Citibank NA	KRW*	1,041,156,062	06/15/2022	21,092
USD	17,760	Bank of New York	NOK	158,603	06/15/2022	734
USD	119,242	Bank of New York	NZD	174,054	06/15/2022	6,289
USD	119,162	Goldman Sachs & Co.	PLN	522,804	06/15/2022	2,040
USD	216,494	Bank of Montreal	SEK	2,045,733	06/15/2022	7,344
USD	91,048	Citibank NA	SEK	855,488	06/15/2022	3,586
USD	11,549	Citibank NA	SGD	15,691	06/15/2022	186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	307

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	323,816	JPMorgan Chase Bank	TWD*	9,123,516	06/15/2022	$14,142
USD	187,492	BNP Paribas SA	ZAR	2,840,994	06/15/2022	8,752
USD	200,712	Citibank NA	ZAR	3,058,072	06/15/2022	8,314
Total unrealized appreciation						$324,486
AUD	944,318	BNP Paribas SA	USD	705,285	06/15/2022	$(33,652)
CAD	582,513	Citibank NA	USD	458,133	06/15/2022	(2,399)
CAD	152,520	Toronto-Dominion Bank (The)	USD	121,189	06/15/2022	(1,863)
CHF	192,931	Toronto-Dominion Bank (The)	USD	209,833	06/15/2022	(10,616)
CHF	646,525	UBS AG	USD	696,312	06/15/2022	(28,722)
DKK	2,026,655	Bank of Montreal	USD	301,566	06/15/2022	(13,559)
EUR	446,651	Bank of Montreal	USD	488,771	06/15/2022	(16,599)
EUR	450,984	Toronto-Dominion Bank (The)	USD	499,124	06/15/2022	(22,372)
GBP	295,549	Bank of Montreal	USD	389,971	06/15/2022	(18,890)
GBP	665,754	Toronto-Dominion Bank (The)	USD	866,241	06/15/2022	(30,341)
HKD	815,893	Bank of Montreal	USD	104,231	06/15/2022	(143)
HKD	8,574,934	Toronto-Dominion Bank (The)	USD	1,097,100	06/15/2022	(3,153)
JPY	21,641,055	Bank of Montreal	USD	183,339	06/15/2022	(16,039)
JPY	196,900,189	BNP Paribas SA	USD	1,678,867	06/15/2022	(156,700)
JPY	41,864,011	JPMorgan Chase Bank	USD	347,425	06/15/2022	(23,789)
SEK	4,483,920	Citibank NA	USD	468,544	06/15/2022	(10,121)
TWD*	28,052,301	Goldman Sachs & Co.	USD	988,523	06/15/2022	(36,360)
USD	548,877	Citibank NA	BRL*	2,843,346	06/15/2022	(17,396)
USD	388,171	Citibank NA	INR*	30,043,624	06/15/2022	(3,029)
USD	210,258	Toronto-Dominion Bank (The)	MXN	4,493,878	06/15/2022	(8,057)
USD	182,602	Toronto-Dominion Bank (The)	TRY	2,991,694	06/15/2022	(12,254)
ZAR	1,672,274	Citibank NA	USD	110,321	06/15/2022	(5,111)
Total unrealized depreciation						$(471,165)
Net unrealized depreciation						$(146,679)

*	Non-deliverable forward.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

308	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	2.9%
Brazil	2.5
Canada	6.3
Chile	0.1
China	8.9
Denmark	3.2
Finland	1.2
France	4.1
Germany	4.2
Hong Kong	1.8
India	3.1
Indonesia	2.5
Italy	2.1
Japan	12.5
Malaysia	1.4
Mexico	0.8
Netherlands	1.3
New Zealand	0.0 †
Norway	0.8
Qatar	0.4
Saudi Arabia	0.1
Singapore	0.8
South Africa	1.0
South Korea	1.8
Spain	2.5
Sweden	5.3
Switzerland	9.7
Taiwan	5.5
Thailand	0.9
Turkey	1.2
United Arab Emirates	0.6
United Kingdom	7.6
Other[1]	2.9
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.1%
Securities Lending Reinvestments	2.6
Others(1)	0.3
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	309

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.8%

Air Freight & Logistics – 0.2%

Deutsche Post AG (Registered)	957	$41,312

SG Holdings Co. Ltd.	5,800	102,651
		143,963

Auto Components – 0.7%

Bridgestone Corp.	12,800	470,960

Automobiles – 2.2%

Bajaj Auto Ltd.	9,889	482,474

Ford Otomotiv Sanayi A/S	24,621	495,370

Hero MotoCorp Ltd.	11,716	384,183
		1,362,027

Banks – 9.0%

Banco Bilbao Vizcaya Argentaria SA	95,091	507,500

Banco de Chile	1,485,960	148,326

Banco Santander Chile	2,970,644	142,882

Bank of China Ltd., Class H	580,000	229,157

Bank of Communications Co. Ltd., Class H	174,000	121,305

Bankinter SA	76,618	455,224

BOC Hong Kong Holdings Ltd.	130,500	476,517

China CITIC Bank Corp. Ltd., Class H	58,000	29,643

China Everbright Bank Co. Ltd., Class H	377,000	137,420

Commonwealth Bank of Australia(a)	10,933	807,100

Credit Agricole SA	11,107	121,579

Hang Seng Bank Ltd.	8,700	154,681

HSBC Holdings plc	5,075	31,941

KBC Group NV	2,291	157,146

Malayan Banking Bhd.	44,291	92,275

National Bank of Canada	2,639	185,260

Nordea Bank Abp	49,822	503,747

Royal Bank of Canada	8,961	909,737

Sberbank of Russia PJSC‡ (b)	79,800	—

Swedbank AB, Class A(a)	25,578	409,918

Toronto-Dominion Bank (The)	493	35,793
		5,657,151

Investments	Shares	Value

Beverages – 0.4%

Carabao Group PCL, NVDR	78,300	$250,331

Biotechnology – 0.2%

Grifols SA(a)	6,264	105,731

Capital Markets – 2.4%

Abrdn plc	125,512	298,299

CSC Financial Co. Ltd., Class H(a) (c)	449,500	417,066

Macquarie Korea Infrastructure Fund	44,863	507,209

Moscow Exchange MICEX-RTS PJSC‡ (b)	227,100	—

Singapore Exchange Ltd.	40,600	287,837
		1,510,411

Chemicals – 1.6%

Evonik Industries AG	4,669	123,188

Nissan Chemical Corp.	6,400	341,340

Yara International ASA	10,411	537,170
		1,001,698

Construction & Engineering – 1.1%

ACS Actividades de Construccion y Servicios SA(a)	6,410	166,283

Bouygues SA	3,944	136,680

Taisei Corp.	4,800	130,596

WSP Global, Inc.	2,262	265,164
		698,723

Construction Materials – 0.9%

China Resources Cement Holdings Ltd.	552,000	460,812

LafargeHolcim Maroc SA	522	104,545
		565,357

Diversified Financial Services – 1.8%

M&G plc	178,524	480,101

Power Finance Corp. Ltd.	98,368	151,523

REC Ltd.	297,192	493,749
		1,125,373

See Accompanying Notes to the Financial Statements.

310	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – 2.8%

Emirates Telecommunications Group Co. PJSC	11,571	$110,259

Hellenic Telecommunications Organization SA	7,685	149,174

Koninklijke KPN NV	30,363	105,223

Nippon Telegraph & Telephone Corp.	7,800	231,604

Orange SA	16,907	201,868

Proximus SADP(a)	7,308	127,979

Spark New Zealand Ltd.	4,350	13,891

Telecom Italia SpA (Retirement Savings Plan)	315,520	87,941

Telefonica Deutschland Holding AG	50,779	153,690

Telefonica SA	50,194	245,328

Telenor ASA	24,447	348,735
		1,775,692

Electric Utilities – 3.7%

CPFL Energia SA	34,800	254,032

EDP—Energias de Portugal SA(a)	31,842	149,214

Endesa SA(a)	7,656	161,776

Enel SpA	52,867	346,791

Energisa SA	60,900	585,856

Iberdrola SA	8,962	104,094

Power Grid Corp. of India Ltd.	109,504	326,252

Red Electrica Corp. SA	8,178	165,085

SSE plc	9,657	226,544
		2,319,644

Electrical Equipment – 0.1%

Mitsubishi Electric Corp.	5,800	61,241

Electronic Equipment, Instruments & Components – 0.6%

Delta Electronics Thailand PCL, NVDR	11,600	122,943

Kingboard Laminates Holdings Ltd.	145,000	225,461
		348,404

Equity Real Estate Investment Trusts (REITs) – 0.5%

Covivio	1,885	135,124

Gecina SA	464	52,670

Growthpoint Properties Ltd.(a)	155,063	138,433
		326,227

Investments	Shares	Value

Food & Staples Retailing – 1.1%

BIM Birlesik Magazalar A/S	93,380	$525,168

Etablissements Franz Colruyt NV(a)	2,581	95,109

Welcia Holdings Co. Ltd.	3,800	78,575
		698,852

Food Products – 3.8%

Nestle SA (Registered)	17,226	2,236,106

Orkla ASA	14,268	116,943

Sime Darby Plantation Bhd.	34,800	41,886
		2,394,935

Gas Utilities – 2.0%

Naturgy Energy Group SA(a)	18,966	574,835

Petronas Gas Bhd.	124,700	486,369

Snam SpA	30,740	169,410
		1,230,614

Health Care Equipment & Supplies – 1.6%

Fisher & Paykel Healthcare Corp. Ltd.	24,070	335,887

Hartalega Holdings Bhd.	423,400	427,922

Top Glove Corp. Bhd.	588,700	227,177
		990,986

Health Care Providers & Services – 0.8%

Mitra Keluarga Karyasehat Tbk. PT(c)	2,975,400	519,263

Hotels, Restaurants & Leisure – 0.5%

McDonald’s Holdings Co. Japan Ltd.	3,100	123,225

OPAP SA	10,701	160,078
		283,303

Household Durables – 1.3%

Electrolux AB, Class B(a)	15,022	231,987

Persimmon plc	16,530	435,822

Sekisui House Ltd.	8,700	151,692
		819,501

Industrial Conglomerates – 1.8%

Alfa SAB de CV, Class A	87,000	58,274

CITIC Ltd.	44,000	45,816

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	311

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – (continued)

Jardine Matheson Holdings Ltd.	2,900	$154,077

Quinenco SA	49,590	136,112

Siemens AG (Registered)	4,814	598,149

Toshiba Corp.	2,900	121,005
		1,113,433

Insurance – 4.4%

AIA Group Ltd.	5,800	57,474

Allianz SE (Registered)	1,885	429,931

Aviva plc	34,017	185,055

BB Seguridade Participacoes SA	95,700	491,428

Direct Line Insurance Group plc	37,410	119,159

Great-West Lifeco, Inc.	5,481	151,987

Medibank Pvt Ltd.	64,380	146,405

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	899	215,571

Sampo OYJ, Class A	4,031	197,359

SCOR SE	4,495	128,034

Zurich Insurance Group AG	1,450	666,105
		2,788,508

Interactive Media & Services – 0.7%

Tencent Holdings Ltd.	8,700	418,470

Internet & Direct Marketing Retail – 0.5%

ZOZO, Inc.	14,500	308,892

IT Services – 1.4%

Edenred	695	35,223

Itochu Techno-Solutions Corp.	11,600	273,526

Tata Consultancy Services Ltd.	12,644	586,643
		895,392

Leisure Products – 0.6%

Shimano, Inc.	2,200	395,647

Life Sciences Tools & Services – 0.1%

Sartorius Stedim Biotech	174	57,436

Machinery – 1.1%

Atlas Copco AB, Class B(a)	870	35,010

Knorr-Bremse AG	1,421	102,448

Kone OYJ, Class B	7,250	352,514

Investments	Shares	Value

Machinery – (continued)

Sinotruk Hong Kong Ltd.	145,000	$177,412
		667,384

Marine – 2.0%

Mitsui OSK Lines Ltd.	17,400	412,303

Nippon Yusen KK(a)	5,800	423,495

SITC International Holdings Co. Ltd.	128,000	432,314
		1,268,112

Media – 0.5%

Publicis Groupe SA	3,310	201,063

Quebecor, Inc., Class B(a)	6,003	141,990
		343,053

Metals & Mining – 6.3%

African Rainbow Minerals Ltd.	29,957	496,037

BHP Group Ltd.(a)	2,726	93,007

Cia Siderurgica Nacional SA	101,500	431,849

Fortescue Metals Group Ltd.(a)	38,802	596,439

Fresnillo plc(a)	29,232	284,578

Gerdau SA (Preference)	29,000	163,792

Grupo Mexico SAB de CV, Series B	58,000	271,463

Kumba Iron Ore Ltd.	11,745	396,543

Magnitogorsk Iron & Steel Works PJSC‡ (b)	172,884	—

Novolipetsk Steel PJSC‡ (b)	47,108	—

Rio Tinto Ltd.	87	6,976

Rio Tinto plc	14,500	1,038,763

Severstal PAO‡ (b)	6,900	—

Sibanye Stillwater Ltd.	53,708	189,449
		3,968,896

Multiline Retail – 1.6%

B&M European Value Retail SA	63,191	388,907

Canadian Tire Corp. Ltd., Class A	870	120,454

Dollarama, Inc.	3,596	200,952

Wesfarmers Ltd.	7,627	267,808
		978,121

Multi-Utilities – 0.1%

Engie SA(a)	3,451	41,219

See Accompanying Notes to the Financial Statements.

312	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 7.7%

Adaro Energy Tbk. PT	3,181,300	$732,948

BP plc	127,484	626,700

China Petroleum & Chemical Corp., Class H	348,000	172,533

Enbridge, Inc.	25,839	1,133,394

Exxaro Resources Ltd.(a)	10,005	143,279

LUKOIL PJSC‡ (b)	240	—

Neste OYJ	8,874	385,699

Pembina Pipeline Corp.	15,370	584,590

Polskie Gornictwo Naftowe i Gazownictwo SA	76,676	107,646

Shell plc	20,184	550,660

Surgutneftegas PJSC (Preference)‡ (b)	276,000	—

TotalEnergies SE	7,540	375,643
		4,813,092

Personal Products – 2.0%

Hengan International Group Co. Ltd.(a)	87,000	412,483

L’Oreal SA	2,233	821,905

Unilever plc	1,073	50,100
		1,284,488

Pharmaceuticals – 8.5%

AstraZeneca plc	1,102	147,875

Daiichi Sankyo Co. Ltd.	18,600	468,302

GlaxoSmithKline plc	41,441	934,964

Novartis AG (Registered)	7,366	656,501

Novo Nordisk A/S, Class B	1,015	116,927

Orion OYJ, Class B	10,179	402,043

Roche Holding AG	6,786	2,533,608

Sanofi	609	65,004
		5,325,224

Professional Services – 0.0%(d)

RELX plc	493	14,812

Real Estate Management & Development – 1.1%

Daito Trust Construction Co. Ltd.	4,600	444,520

Land & Houses PCL, NVDR	609,000	169,809

Logan Group Co. Ltd.(a)	290,000	91,663
		705,992

Investments	Shares	Value

Road & Rail – 1.3%

Aurizon Holdings Ltd.	185,687	$531,793

Canadian National Railway Co.	2,262	267,394
		799,187

Semiconductors & Semiconductor Equipment – 2.9%

ASML Holding NV	522	301,775

Novatek Microelectronics Corp.	25,000	337,992

Powerchip Semiconductor Manufacturing Corp.	58,000	105,471

Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	1,058,642
		1,803,880

Software – 0.1%

SAP SE	319	32,832

Specialty Retail – 1.3%

Home Product Center PCL, NVDR	348,000	152,409

Industria de Diseno Textil SA(a)	16,907	358,504

USS Co. Ltd.	10,800	180,139

Vibra Energia SA	31,900	136,046
		827,098

Technology Hardware, Storage & Peripherals – 4.4%

Asustek Computer, Inc.	15,000	181,676

Catcher Technology Co. Ltd.	87,000	427,983

Compal Electronics, Inc.	174,000	131,346

FUJIFILM Holdings Corp.	7,500	415,232

Inventec Corp.	163,000	140,463

Lite-On Technology Corp.	232,000	511,611

Logitech International SA (Registered)	3,509	232,957

Quanta Computer, Inc.	53,000	150,681

Ricoh Co. Ltd.	17,400	127,720

Samsung Electronics Co. Ltd.	8,236	441,964
		2,761,633

Textiles, Apparel & Luxury Goods – 0.9%

Li Ning Co. Ltd.	46,500	370,701

LVMH Moet Hennessy Louis Vuitton SE	261	170,574
		541,275

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	313

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Tobacco – 3.2%

British American Tobacco plc	14,065	$591,917

Imperial Brands plc	22,562	471,921

ITC Ltd.	89,175	302,781

Japan Tobacco, Inc.	29,000	497,696

Swedish Match AB(a)	15,863	127,379
		1,991,694

Trading Companies & Distributors – 1.2%

ITOCHU Corp.(a)	8,700	264,035

Mitsubishi Corp.	8,700	294,320

Sumitomo Corp.	13,100	208,442
		766,797

Transportation Infrastructure – 0.7%

Westports Holdings Bhd.	481,400	435,676

Wireless Telecommunication Services – 2.1%

KDDI Corp.	11,600	388,129

SoftBank Corp.	14,000	163,708

Tele2 AB, Class B(a)	35,989	478,832

Vodafone Group plc	170,926	260,822
		1,291,491
Total Common Stocks (Cost $60,098,632)		61,300,121
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 2.3%

REPURCHASE AGREEMENTS – 2.3%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $1,465,361, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $1,474,842 (Cost $1,465,336)	$1,465,336	1,465,336
Total Investments – 100.1% (Cost $61,563,968)		62,765,457

Liabilities in excess of other assets – (0.1%)		(47,673)
NET ASSETS – 100.0%		$62,717,784
(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $5,080,629, collateralized in the form of cash with a value of $1,465,336 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,238,290 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June 30, 2022 – February 15, 2052 and $2,789,228 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 25, 2022 – June 30, 2120; a total value of $5,492,854.

(b)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $1,465,336.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,719,934
Aggregate gross unrealized depreciation	(6,709,777)
Net unrealized appreciation	$1,010,157
Federal income tax cost	$61,774,591

See Accompanying Notes to the Financial Statements.

314	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	10	06/17/2022	USD	$998,300	$(24,070)
MSCI Emerging Markets E-Mini Index	7	06/17/2022	USD	370,090	(3,107)
					$(27,177)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	40,607	Citibank NA	AUD	55,364	06/15/2022	$1,231
USD	67,809	Toronto-Dominion Bank (The)	AUD	90,000	06/15/2022	3,797
USD	132,472	UBS AG	CHF	123,000	06/15/2022	5,464
USD	254,994	Toronto-Dominion Bank (The)	EUR	230,000	06/15/2022	11,853
USD	196,940	Toronto-Dominion Bank (The)	GBP	150,000	06/15/2022	8,605
USD	68,566	BNP Paribas SA	JPY	8,000,000	06/15/2022	6,721
USD	178,152	Citibank NA	JPY	21,700,000	06/15/2022	10,397
USD	49,225	Citibank NA	ZAR	750,000	06/15/2022	2,039
Total unrealized appreciation						$50,107
CHF	50,000	Toronto-Dominion Bank (The)	USD	54,380	06/15/2022	$(2,751)
NOK	59,477	Bank of New York	USD	6,660	06/15/2022	(276)
USD	19,304	Citibank NA	BRL*	100,000	06/15/2022	(612)
Total unrealized depreciation						$(3,639)
Net unrealized appreciation						$46,468

* Non-deliverable forward.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	315

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	3.9%
Belgium	0.6
Brazil	3.3
Canada	6.4
Chile	0.7
China	5.3
Denmark	0.2
Finland	2.1
France	4.1
Germany	2.7
Greece	0.5
Hong Kong	1.8
India	4.3
Indonesia	2.0
Italy	1.0
Japan	11.3
Malaysia	2.7
Mexico	0.5
Morocco	0.2
Netherlands	0.6
New Zealand	0.6
Norway	1.6
Poland	0.2
Portugal	0.2
Singapore	0.7
South Africa	2.2
South Korea	1.5
Spain	4.5
Sweden	2.8
Switzerland	10.1
Taiwan	4.9
Thailand	1.1
Turkey	1.6
United Arab Emirates	0.2
United Kingdom	11.4
Other[1]	2.2
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.8%
Securities Lending Reinvestments	2.3
Others(1)	(0.1)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

316	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.6%

Auto Components – 1.1%

Fuyao Glass Industry Group Co. Ltd., Class H(a)	116,000	$481,969

Koito Manufacturing Co. Ltd.	2,900	107,105

Magna International, Inc.	3,277	198,510

Nexteer Automotive Group Ltd.	174,000	99,794
		887,378

Automobiles – 2.6%

Ford Otomotiv Sanayi A/S	32,654	656,993

Isuzu Motors Ltd.(b)	14,500	169,778

Mercedes-Benz Group AG*	14,326	1,014,097

Porsche Automobil Holding SE (Preference)	2,262	189,806
		2,030,674

Banks – 9.3%

Agricultural Bank of China Ltd., Class H	464,000	175,046

Australia & New Zealand Banking Group Ltd.	24,186	469,226

Banco Bilbao Vizcaya Argentaria SA	122,554	654,070

BNP Paribas SA	18,560	973,218

China Construction Bank Corp., Class H	841,000	599,172

China Merchants Bank Co. Ltd., Class H	32,500	198,409

Credit Agricole SA	15,631	171,099

DBS Group Holdings Ltd.	14,863	365,090

DNB Bank ASA(b)	10,411	205,336

Hana Financial Group, Inc.	5,510	206,186

ING Groep NV(b)	32,422	311,253

National Bank of Canada	3,538	248,370

Nordea Bank Abp	65,511	662,378

Royal Bank of Canada	12,064	1,224,760

Sberbank of Russia PJSC (Preference)‡ (c)	31,920	—

Skandinaviska Enskilda Banken AB, Class A	49,967	569,143

Societe Generale SA	7,134	174,378
		7,207,134

Investments	Shares	Value

Beverages – 1.2%

Anheuser-Busch InBev SA/NV(b)	6,235	$364,400

Thai Beverage PCL	1,203,500	597,000
		961,400

Building Products – 0.3%

Nibe Industrier AB, Class B	23,374	232,562

Capital Markets – 4.9%

3i Group plc	38,918	647,416

Abrdn plc	209,989	499,073

CSC Financial Co. Ltd., Class H(a)	536,500	497,788

EQT AB(b)	3,538	102,744

Macquarie Group Ltd.	2,987	439,359

Meritz Securities Co. Ltd.	78,503	409,391

Samsung Securities Co. Ltd.	19,140	604,982

SBI Holdings, Inc.	26,200	589,075
		3,789,828

Chemicals – 2.7%

BASF SE*	7,772	413,315

Nippon Sanso Holdings Corp.	8,700	156,930

Nissan Chemical Corp.	10,500	560,011

Shin-Etsu Chemical Co. Ltd.	2,900	402,566

Wacker Chemie AG	3,683	591,161
		2,123,983

Construction & Engineering – 0.5%

ACS Actividades de Construccion y Servicios SA(b)	7,676	199,125

Bouygues SA	5,104	176,879
		376,004

Construction Materials – 0.1%

CRH plc(b)	1,392	56,067

Diversified Financial Services – 1.8%

Banca Mediolanum SpA	18,241	134,242

M&G plc	232,145	624,303

REC Ltd.	387,614	643,974
		1,402,519

Diversified Telecommunication Services – 1.0%

Telefonica SA	149,988	733,079

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	317

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 0.9%

Endesa SA	9,338	$197,318

Enel SpA	34,858	228,657

SSE plc	12,167	285,426
		711,401

Electrical Equipment – 1.3%

Mitsubishi Electric Corp.	34,800	367,447

WEG SA	110,200	669,807
		1,037,254

Electronic Equipment, Instruments & Components – 0.2%

Omron Corp.	2,900	172,934

Energy Equipment & Services – 1.0%

Tenaris SA	51,069	797,892

Equity Real Estate Investment Trusts (REITs) – 1.6%

Fibra Uno Administracion SA de CV	165,300	181,268

Growthpoint Properties Ltd.	193,430	172,685

RioCan REIT	10,063	188,969

Stockland(b)	235,915	697,437
		1,240,359

Food & Staples Retailing – 0.1%

Cencosud SA	30,885	49,420

Food Products – 0.7%

Nestle SA (Registered)	4,205	545,851

Gas Utilities – 0.6%

AltaGas Ltd.(b)	9,106	209,330

Kunlun Energy Co. Ltd.	174,000	146,365

Naturgy Energy Group SA(b)	3,828	116,022
		471,717

Health Care Equipment & Supplies – 2.0%

Hartalega Holdings Bhd.	559,700	565,678

Hoya Corp.	5,000	501,312

Straumann Holding AG (Registered)	1,450	174,108

Top Glove Corp. Bhd.	777,200	299,919
		1,541,017

Investments	Shares	Value

Health Care Providers & Services – 0.2%

Hapvida Participacoes e Investimentos SA(a)	75,228	$133,223

Hotels, Restaurants & Leisure – 0.7%

Aristocrat Leisure Ltd.	7,482	178,973

OPAP SA	26,564	397,376
		576,349

Household Durables – 2.8%

Barratt Developments plc	83,375	517,629

Bellway plc	4,930	150,903

Electrolux AB, Class B(b)	7,743	119,576

Haier Smart Home Co. Ltd., Class H	52,200	188,944

JS Global Lifestyle Co. Ltd.(a) (b)	522,000	628,703

Persimmon plc	21,025	554,335
		2,160,090

Industrial Conglomerates – 1.3%

Siemens AG (Registered)	6,380	792,728

SK, Inc.	928	198,013
		990,741

Insurance – 4.8%

Allianz SE (Registered)	6,815	1,554,366

Aviva plc	40,919	222,603

AXA SA	15,921	427,623

BB Seguridade Participacoes SA	29,000	148,918

CNP Assurances	7,685	169,280

Manulife Financial Corp.	16,182	318,056

SCOR SE	5,510	156,945

Zurich Insurance Group AG	1,624	746,038
		3,743,829

Interactive Media & Services – 0.8%

Autohome, Inc., ADR	6,322	183,781

Tencent Holdings Ltd.	8,700	418,470
		602,251

Internet & Direct Marketing Retail – 0.5%

ZOZO, Inc.	17,700	377,061

IT Services – 0.6%

Capgemini SE	1,334	275,972

Infosys Ltd.	8,236	168,890
		444,862

See Accompanying Notes to the Financial Statements.

318	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – 3.6%

Atlas Copco AB, Class B(b)	1,131	$45,513

Doosan Bobcat, Inc.	21,518	711,842

FANUC Corp.	4,000	622,569

Komatsu Ltd.	8,700	196,146

MINEBEA MITSUMI, Inc.	5,800	112,813

SKF AB, Class B(b)	8,265	137,014

Volvo AB, Class B	12,586	203,620

Wartsila OYJ Abp	43,239	351,144

Weichai Power Co. Ltd., Class H	7,000	9,903

Yaskawa Electric Corp.	12,600	432,772
		2,823,336

Marine – 4.1%

AP Moller – Maersk A/S, Class A	203	581,538

AP Moller – Maersk A/S, Class B	203	595,357

Mitsui OSK Lines Ltd.	26,100	618,455

Nippon Yusen KK(b)	8,400	613,337

Orient Overseas International Ltd.	27,500	773,182
		3,181,869

Media – 0.8%

Publicis Groupe SA	10,063	611,267

Metals & Mining – 7.1%

Anglo American Platinum Ltd.(b)	1,595	176,952

BHP Group Ltd.	42,275	1,442,351

BHP Group Ltd.	11,172	382,221

Fortescue Metals Group Ltd.(b)	49,329	758,254

Gerdau SA (Preference)	34,800	196,550

Impala Platinum Holdings Ltd.	45,124	588,320

Kumba Iron Ore Ltd.	15,022	507,184

MMC Norilsk Nickel PJSC‡ (c)	2,128	—

Rio Tinto plc	9,715	695,971

Severstal PAO‡ (c)	7,952	—

Vedanta Ltd.	139,780	746,694
		5,494,497

Multi-Utilities – 0.7%

Engie SA(b)	47,444	566,678

Oil, Gas & Consumable Fuels – 10.0%

Adaro Energy Tbk. PT	4,205,000	968,800

BP plc	159,326	783,232

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Canadian Natural Resources Ltd.(b)	19,749	$1,228,624

Enbridge, Inc.	5,916	259,498

Exxaro Resources Ltd.(b)	14,442	206,820

Keyera Corp.(b)	8,120	202,484

Lundin Energy AB	18,908	791,586

Neste OYJ	16,646	723,501

Pembina Pipeline Corp.(b)	21,518	818,427

Petroleo Brasileiro SA (Preference)	63,800	390,102

Shell plc	1,363	37,185

TotalEnergies SE	20,880	1,040,242

Woodside Petroleum Ltd.(b)	12,354	273,477
		7,723,978

Personal Products – 2.0%

L’Oreal SA	4,205	1,547,743

Pharmaceuticals – 2.9%

Astellas Pharma, Inc.	17,400	265,647

China Medical System Holdings Ltd.	232,000	335,900

GlaxoSmithKline plc	36,337	819,811

Orion OYJ, Class B(b)	10,817	427,243

Roche Holding AG	609	227,375

Takeda Pharmaceutical Co. Ltd.	7,000	203,635
		2,279,611

Professional Services – 1.5%

Adecco Group AG (Registered)	3,480	136,777

Nihon M&A Center Holdings, Inc.	17,400	216,761

Recruit Holdings Co. Ltd.	22,600	840,435
		1,193,973

Real Estate Management & Development – 1.7%

China Evergrande Group(b) (c)	928,000	161,843

China Resources Land Ltd.	58,000	260,943

Country Garden Holdings Co. Ltd.(b)	248,001	172,896

Daiwa House Industry Co. Ltd.	2,900	70,351

Land & Houses PCL, NVDR	829,400	231,263

Logan Group Co. Ltd.(b)	377,000	119,162

NEPI Rockcastle plc	26,419	160,539

Sunac Services Holdings Ltd.(a) (b)	261,000	144,369
		1,321,366

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	319

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – 0.9%

Aurizon Holdings Ltd.	242,556	$694,661

Semiconductors & Semiconductor Equipment – 7.4%

Advantest Corp.	5,900	409,393

ASM International NV	754	230,596

ASML Holding NV	2,755	1,592,700

Globalwafers Co. Ltd.	8,000	141,134

MediaTek, Inc.	12,000	337,908

Nanya Technology Corp.	71,000	158,016

Novatek Microelectronics Corp.	40,000	540,788

Phison Electronics Corp.	26,000	341,809

Silergy Corp.	5,000	460,552

Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	1,003,885

Tokyo Electron Ltd.	1,200	513,862
		5,730,643

Software – 0.9%

Nemetschek SE	2,407	193,695

SAP SE	4,524	465,614
		659,309

Specialty Retail – 1.5%

Fast Retailing Co. Ltd.	300	139,302

Hotai Motor Co. Ltd.	9,000	177,096

Industria de Diseno Textil SA(b)	22,852	484,565

USS Co. Ltd.	11,600	193,483

Vibra Energia SA	40,600	173,150
		1,167,596

Technology Hardware, Storage & Peripherals – 1.8%

Quanta Computer, Inc.	210,000	597,038

Samsung Electronics Co. Ltd.	8,497	455,970

Samsung Electronics Co. Ltd. (Preference)	6,612	312,175
		1,365,183

Textiles, Apparel & Luxury Goods – 1.0%

Burberry Group plc	7,975	159,300

Eclat Textile Co. Ltd.	30,000	496,175

LVMH Moet Hennessy Louis Vuitton SE	116	75,811

Moncler SpA	1,334	70,759
		802,045

Investments	Shares	Value

Tobacco – 1.5%

Imperial Brands plc	29,087	$608,402

Japan Tobacco, Inc.	34,100	585,222
		1,193,624

Trading Companies & Distributors – 2.0%

Ashtead Group plc	9,541	500,591

Ferguson plc	5,017	638,703

Rexel SA*	8,381	173,648

Toyota Tsusho Corp.	5,800	210,180
		1,523,122

Transportation Infrastructure – 0.0%(d)

CCR SA	11,600	29,069

Wireless Telecommunication Services – 0.6%

SoftBank Group Corp.	8,700	353,815

Total Access Communication PCL, NVDR	43,500	58,423

Vodafone Group plc	55,042	83,991
		496,229
Total Common Stocks (Cost $79,879,120)		75,802,678
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 2.3%

REPURCHASE AGREEMENTS – 2.3%

Citigroup Global Markets, Inc., 0.30%, dated 4/30/2022, due 5/2/2022, repurchase price $1,767,004, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 5.00%, maturing 11/15/2031 – 5/15/2040; total market value $1,778,438 (Cost $1,766,975)	$1,766,975	1,766,975
Total Investments – 99.9% (Cost $81,646,095)		77,569,653

Other assets less liabilities – 0.1%		68,038
NET ASSETS – 100.0%		$77,637,691

See Accompanying Notes to the Financial Statements.

320	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $5,315,295, collateralized in the form of cash with a value of $1,766,975 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,814,252 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 31, 2022 – November 15, 2051 and $1,040,969 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from May 12, 2022 – June 30, 2120; a total value of $5,622,196.

(c)

Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $161,843, which represents approximately 0.21% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $1,766,975.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,061,981
Aggregate gross unrealized depreciation	(10,340,421)
Net unrealized depreciation	$(4,278,440)
Federal income tax cost	$81,835,144

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	13	06/17/2022	USD	$1,297,790	$(34,901)
MSCI Emerging Markets E-Mini Index	9	06/17/2022	USD	475,830	(9,177)
					$(44,078)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	100,434	Citibank NA	AUD	136,932	06/15/2022	$3,043
USD	23,744	Morgan Stanley	CAD	30,000	06/15/2022	273
USD	38,016	Bank of Montreal	CHF	36,000	06/15/2022	843
USD	133,842	UBS AG	CHF	124,272	06/15/2022	5,520
USD	13,206	Bank of Montreal	DKK	90,000	06/15/2022	416

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	321

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	34,508	Bank of Montreal	EUR	31,000	06/15/2022	$1,737
USD	26,597	Morgan Stanley	EUR	24,000	06/15/2022	1,226
USD	97,460	Toronto-Dominion Bank (The)	EUR	88,284	06/15/2022	4,131
USD	35,430	JPMorgan Chase Bank	GBP	27,000	06/15/2022	1,530
USD	23,694	Morgan Stanley	GBP	18,000	06/15/2022	1,094
USD	14,284	Toronto-Dominion Bank (The)	GBP	10,918	06/15/2022	575
USD	49,488	BNP Paribas SA	JPY	5,774,060	06/15/2022	4,851
USD	141,208	Citibank NA	JPY	17,200,000	06/15/2022	8,241
USD	35,891	JPMorgan Chase Bank	JPY	4,500,000	06/15/2022	1,103
USD	12,610	Morgan Stanley	JPY	1,500,000	06/15/2022	1,014
USD	12,766	Bank of New York	NOK	114,000	06/15/2022	528
Total unrealized appreciation						$36,125
AUD	23,000	Toronto-Dominion Bank (The)	USD	17,063	06/15/2022	$(704)
CAD	59,542	Citibank NA	USD	46,828	06/15/2022	(245)
CAD	21,000	Goldman Sachs & Co.	USD	16,439	06/15/2022	(10)
CAD	35,000	Morgan Stanley	USD	27,737	06/15/2022	(354)
DKK	137,000	BNP Paribas SA	USD	20,295	06/15/2022	(826)
EUR	21,000	Morgan Stanley	USD	23,215	06/15/2022	(1,015)
HKD	21,702	Toronto-Dominion Bank (The)	USD	2,777	06/15/2022	(8)
JPY	1,900,000	Goldman Sachs & Co.	USD	16,418	06/15/2022	(1,730)
SGD	8,000	Citibank NA	USD	5,888	06/15/2022	(94)
USD	14,202	Bank of New York	DKK	100,000	06/15/2022	(10)
Total unrealized depreciation						$(4,996)
Net unrealized appreciation						$31,129

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

322	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	6.9%
Belgium	0.5
Brazil	2.2
Canada	6.3
Chile	0.1
China	6.4
Denmark	1.5
Finland	1.9
France	8.4
Germany	6.7
Greece	0.5
Hong Kong	0.8
India	2.0
Indonesia	1.2
Italy	1.6
Japan	12.9
Malaysia	1.1
Mexico	0.2
Netherlands	2.8
Norway	0.3
Singapore	1.2
South Africa	2.3
South Korea	3.7
Spain	3.1
Sweden	3.7
Switzerland	2.4
Taiwan	5.5
Thailand	0.4
Turkey	0.8
United Kingdom	10.2
Other[1]	2.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.6%
Securities Lending Reinvestments	2.3
Others(1)	0.1
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	323

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$44,224,000	$73,134,246
2.00%, 1/15/2026	39,499,000	62,306,665
2.38%, 1/15/2027	25,378,000	40,573,892
1.75%, 1/15/2028	24,050,000	36,385,163
3.63%, 4/15/2028	26,315,000	56,893,743

U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2023(a)	62,983,000	79,855,747
0.63%, 1/15/2024	63,137,000	80,110,273
0.50%, 4/15/2024	49,684,000	58,300,759
0.13%, 7/15/2024	63,224,000	78,657,483
0.13%, 10/15/2024	54,209,000	62,171,223
0.25%, 1/15/2025	240,038,000	298,982,661
0.13%, 4/15/2025	208,232,000	236,536,160
0.38%, 7/15/2025(a)	240,038,000	300,321,778
0.13%, 10/15/2025	200,654,000	227,129,439
0.63%, 1/15/2026	65,390,000	82,081,115
0.13%, 4/15/2026	61,474,000	68,486,353
0.13%, 7/15/2026(a)	56,792,000	69,485,689
0.13%, 10/15/2026	59,119,000	63,275,096
0.38%, 1/15/2027	59,342,000	72,492,317
0.13%, 4/15/2027	32,737,000	33,745,152
0.38%, 7/15/2027	58,341,000	70,675,124
Total U.S. Treasury Obligations (Cost $2,166,008,617)		2,151,600,078

Total Investments – 99.9% (Cost $2,166,008,617)		2,151,600,078

Other assets less liabilities – 0.1%		2,352,497
NET ASSETS – 100.0%		$2,153,952,575

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $196,220,377, collateralized by $78,760,455 in U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.63%, and maturity dates ranging from February 15, 2023 – February 15, 2044 and $125,601,396 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from May 12, 2022 – September 20, 2117; a total value of $204,361,851.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,671,322
Aggregate gross unrealized depreciation	(24,069,100)
Net unrealized depreciation	$(15,397,778)
Federal income tax cost	$2,166,997,856

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

324	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.9%

U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026	$14,571,000	$22,984,643
2.38%, 1/15/2027	12,005,000	19,193,379
1.75%, 1/15/2028	20,111,000	30,425,863
3.63%, 4/15/2028	21,600,000	46,699,785
2.50%, 1/15/2029	10,299,000	16,064,629
3.88%, 4/15/2029	14,572,000	32,122,385
3.38%, 4/15/2032	3,642,000	7,853,012

U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2025	29,860,000	37,359,119
0.13%, 10/15/2025	24,976,000	28,271,477
0.63%, 1/15/2026	30,886,000	38,769,801
0.13%, 4/15/2026	29,047,000	32,360,398
0.13%, 7/15/2026(a)	26,830,000	32,826,825
0.13%, 10/15/2026	27,905,000	29,866,736
0.38%, 1/15/2027	28,680,000	35,035,551
0.13%, 4/15/2027	14,996,000	15,457,809
0.38%, 7/15/2027	47,433,000	57,461,017
0.50%, 1/15/2028	49,922,000	59,991,496
0.75%, 7/15/2028	29,240,000	35,194,183
0.88%, 1/15/2029(a)	26,336,000	31,694,974
0.25%, 7/15/2029	28,989,000	33,163,951
0.13%, 1/15/2030	29,907,000	33,497,789
0.13%, 7/15/2030(a)	31,248,000	35,210,293
0.13%, 1/15/2031	31,563,000	34,918,903
0.13%, 7/15/2031	34,911,000	37,586,485
0.13%, 1/15/2032(a)	26,117,000	27,131,268
Total U.S. Treasury Obligations (Cost $823,613,215)		811,141,771

Total Investments – 99.9% (Cost $823,613,215)		811,141,771

Other assets less liabilities – 0.1%		1,071,183
NET ASSETS – 100.0%		$812,212,954

(a)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $97,755,280, collateralized by $27,093,733 in U.S. Government Treasury Securities, interest rates ranging from 0.63% – 2.63%, and maturity dates ranging from February 15, 2023 – May 15, 2031 and $73,838,467 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from May 11, 2022 – September 20, 2117; a total value of $100,932,200.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,608,591
Aggregate gross unrealized depreciation	(16,439,470)
Net unrealized depreciation	$(13,830,879)
Federal income tax cost	$824,972,650

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1
100.0%

(1) Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	325

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 95.1%

FHLMC
3.00%, 12/1/2026	$112,463	$112,125
2.50%, 1/1/2028	189,923	186,594
2.50%, 4/1/2028	110,917	108,840
2.00%, 8/1/2031	149,786	142,313
2.00%, 10/1/2031	32,618	30,990
3.00%, 4/1/2033	130,119	126,399
3.00%, 6/1/2033	105,588	102,569
5.00%, 5/1/2034	54,315	57,523
5.00%, 7/1/2034	269,086	285,935
3.00%, 5/1/2035	17,844	17,242
5.00%, 7/1/2035	268,033	284,403
5.00%, 8/1/2035	100,568	106,542
5.00%, 10/1/2035	17,504	18,512
3.00%, 11/1/2035	20,786	20,129
5.00%, 11/1/2035	165,368	175,349
5.00%, 12/1/2035	104,912	111,484
6.00%, 1/1/2037	67,851	75,161
6.00%, 4/1/2037	36,109	39,971
6.00%, 5/1/2037	58,831	65,132
5.00%, 2/1/2038	52,021	55,161
5.00%, 7/1/2038	155,819	165,110
5.00%, 10/1/2038	46,702	49,471
5.00%, 11/1/2038	174,930	185,008
5.00%, 12/1/2038	306,493	324,156
5.00%, 2/1/2039	126,797	134,459
5.00%, 5/1/2039	66,224	70,045
5.00%, 6/1/2039	25,554	26,964
5.00%, 7/1/2039	50,100	53,131
5.00%, 9/1/2039	64,936	68,944
6.00%, 11/1/2039	36,726	40,658
5.00%, 12/1/2039	218,096	231,338
5.00%, 1/1/2040	16,258	17,295
5.00%, 3/1/2040	43,176	45,999
5.00%, 4/1/2040	19,345	20,635
6.00%, 4/1/2040	43,560	47,979
5.00%, 5/1/2040	17,800	18,897
6.00%, 5/1/2040	102,234	113,057
5.00%, 7/1/2040	96,590	102,779
6.00%, 7/1/2040	162,408	179,800
5.00%, 9/1/2040	91,096	97,060
4.00%, 1/1/2041	13,805	13,998
5.00%, 5/1/2041	140,181	147,803
5.00%, 7/1/2041	211,093	223,592

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.50%, 11/1/2041	$65,183	$64,586
3.00%, 3/1/2042	11,756	11,361
4.50%, 3/1/2042	536,839	559,633
3.00%, 4/1/2042	85,346	82,482
3.00%, 6/1/2042	70,766	68,385
3.00%, 8/1/2042	39,932	38,588
3.00%, 11/1/2042	275,218	265,899
3.00%, 12/1/2042	86,529	83,611
3.00%, 1/1/2043	44,160	42,660
3.00%, 2/1/2043	23,334	22,502
3.00%, 3/1/2043	122,857	118,722
3.00%, 4/1/2043	28,806	27,818
3.00%, 6/1/2043	18,560	17,933
3.00%, 10/1/2043	56,639	54,727
4.00%, 8/1/2044	12,981	13,162
5.00%, 8/1/2044	38,221	40,482
4.00%, 1/1/2045	40,580	41,081
4.00%, 2/1/2045	89,348	91,084
4.50%, 2/1/2045	445,338	461,284
4.00%, 8/1/2045	100,117	101,305
4.00%, 9/1/2045	16,800	17,001
4.00%, 10/1/2045	163,581	165,754
4.00%, 11/1/2045	34,161	34,560
4.00%, 12/1/2045	13,986	14,149
4.00%, 1/1/2046	43,325	43,809
2.50%, 9/1/2046	24,709	22,787
3.00%, 11/1/2046	29,559	28,217

FHLMC UMBS
3.00%, 8/1/2026	78,984	78,498
3.00%, 1/1/2027	119,784	119,331
3.00%, 2/1/2027	64,611	64,367
3.00%, 4/1/2027	424,141	422,504
2.50%, 6/1/2027	39,089	38,376
3.00%, 5/1/2031	116,028	115,580
2.00%, 8/1/2031	36,548	34,695
2.00%, 11/1/2031	59,365	56,354
2.50%, 12/1/2031	789,280	774,900
2.00%, 1/1/2032	69,691	66,157
2.00%, 2/1/2032	66,625	62,916
5.00%, 8/1/2035	404,511	428,310
2.00%, 10/1/2035	1,337,372	1,256,123
1.50%, 2/1/2036	1,361,679	1,249,515
2.00%, 3/1/2036	875,637	822,420
1.50%, 4/1/2036	891,784	818,313

See Accompanying Notes to the Financial Statements.

326	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
6.00%, 4/1/2036	$458,197	$502,895
2.50%, 10/1/2036	754,291	703,502
5.00%, 3/1/2038	61,257	64,850
5.00%, 7/1/2039	78,728	83,415
5.00%, 10/1/2039	28,798	30,528
5.00%, 1/1/2040	28,770	30,568
5.00%, 3/1/2040	49,832	53,278
5.00%, 5/1/2040	64,032	67,777
2.00%, 7/1/2040	118,933	107,196
6.00%, 7/1/2040	743,971	822,705
1.50%, 10/1/2040	605,646	520,376
3.50%, 12/1/2040	48,768	48,282
2.00%, 1/1/2041	188,513	169,907
2.00%, 2/1/2041	1,358,246	1,224,092
1.50%, 3/1/2041	788,372	677,323
2.00%, 3/1/2041	680,155	612,975
4.50%, 3/1/2041	87,648	91,373
1.50%, 4/1/2041	225,965	194,135
2.00%, 4/1/2041	178,151	160,554
4.50%, 4/1/2041	16,649	17,299
1.50%, 5/1/2041	690,618	593,337
2.50%, 6/1/2041	889,871	826,481
4.00%, 1/1/2042	66,262	67,494
5.00%, 2/1/2042	53,370	56,699
3.00%, 3/1/2042	125,207	120,748
3.50%, 11/1/2042	78,573	77,789
3.00%, 12/1/2042	545,462	526,554
3.50%, 1/1/2043	44,388	44,132
3.50%, 2/1/2043	30,004	29,652
2.50%, 6/1/2043	440,520	407,518
4.00%, 12/1/2043	12,890	13,049
4.50%, 3/1/2044	64,403	67,230
4.00%, 6/1/2044	4,788	4,851
4.50%, 7/1/2044	24,469	25,458
4.00%, 8/1/2044	14,027	14,210
4.00%, 12/1/2044	822,865	823,028
4.50%, 12/1/2044	14,546	15,078
5.00%, 12/1/2044	144,559	151,709
4.00%, 2/1/2045	17,870	18,202
4.50%, 9/1/2045	15,129	15,549
4.00%, 10/1/2045	45,812	46,314
4.00%, 12/1/2045	22,697	23,052
4.50%, 12/1/2045	739,981	764,809
3.00%, 1/1/2046	47,526	45,653
3.50%, 1/1/2046	843,665	832,180

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 1/1/2046	$38,007	$38,503
4.00%, 2/1/2046	1,203,168	1,218,626
4.50%, 4/1/2046	38,592	40,354
2.50%, 10/1/2046	934,814	861,311
2.50%, 12/1/2046	136,676	125,924
4.50%, 3/1/2047	532,720	546,615
4.50%, 8/1/2048	507,873	522,937
4.50%, 4/1/2050	1,025,164	1,048,171
4.50%, 1/1/2051	1,137,336	1,166,198

FNMA UMBS
3.50%, 12/1/2025	978,894	982,320
4.00%, 5/1/2026	999,048	1,019,068
3.00%, 11/1/2026	1,039,191	1,032,073
3.00%, 12/1/2026	312,062	310,882
3.50%, 12/1/2026	529,423	531,447
3.00%, 1/1/2027	106,185	105,784
3.00%, 2/1/2027	118,953	118,504
3.00%, 10/1/2027	110,890	110,472
3.00%, 11/1/2027	146,630	146,078
2.50%, 12/1/2027	268,421	263,510
2.50%, 9/1/2028	70,613	69,339
3.00%, 7/1/2030	1,180,853	1,176,455
3.50%, 10/1/2030	67,574	65,750
3.50%, 11/1/2030	11,427	11,119
2.00%, 9/1/2031	30,014	28,492
2.00%, 11/1/2031	71,762	68,123
2.00%, 2/1/2032	65,276	61,643
3.50%, 10/1/2032	496,622	498,360
6.00%, 12/1/2032	12,687	13,906
6.00%, 4/1/2033	7,409	8,094
3.00%, 5/1/2033	119,581	115,810
3.00%, 6/1/2033	122,126	118,558
3.00%, 7/1/2033	15,086	14,643
3.00%, 10/1/2033	26,113	25,347
4.00%, 3/1/2034	1,017,951	1,038,032
6.00%, 3/1/2034	248,656	269,925
6.00%, 8/1/2034	41,936	46,233
6.50%, 9/1/2034	127,669	138,874
6.00%, 12/1/2034	193,148	212,066
6.00%, 4/1/2035	726,426	779,762
2.50%, 7/1/2035	823,366	790,847
5.00%, 8/1/2035	25,177	26,654
1.50%, 11/1/2035	930,330	853,414
6.00%, 11/1/2035	37,002	40,504
5.00%, 12/1/2035	56,889	60,220

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	327

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
2.00%, 1/1/2036	$577,605	$542,537
5.00%, 2/1/2036	211,052	223,445
4.50%, 6/1/2036	539,768	563,444
6.00%, 6/1/2036	51,505	57,002
2.00%, 7/1/2036	1,086,255	1,020,231
2.50%, 7/1/2036	871,993	836,617
5.00%, 7/1/2036	24,253	25,669
6.50%, 8/1/2036	19,860	21,836
6.00%, 9/1/2036	794,754	870,590
2.50%, 11/1/2036	917,996	856,605
6.00%, 11/1/2036	50,606	56,008
1.50%, 2/1/2037	1,372,990	1,259,436
6.00%, 6/1/2037	106,849	118,258
6.00%, 8/1/2037	169,877	186,396
6.00%, 9/1/2037	24,975	27,626
6.50%, 10/1/2037	42,888	45,926
5.00%, 3/1/2038	56,463	59,763
5.00%, 5/1/2038	46,977	49,750
6.00%, 5/1/2038	16,536	18,302
6.00%, 9/1/2038	30,060	33,271
5.00%, 6/1/2039	57,206	60,567
5.00%, 10/1/2039	56,694	60,068
5.00%, 2/1/2040	46,485	50,137
5.00%, 3/1/2040	181,053	191,835
5.00%, 6/1/2040	17,534	18,581
6.00%, 6/1/2040	120,502	133,315
2.00%, 11/1/2040	777,999	701,401
2.00%, 12/1/2040	418,322	377,105
2.00%, 1/1/2041	197,073	177,631
3.50%, 1/1/2041	42,695	42,270
1.50%, 2/1/2041	870,892	748,586
2.50%, 2/1/2041	310,637	284,877
3.50%, 2/1/2041	26,658	26,393
4.50%, 2/1/2041	138,176	143,930
1.50%, 4/1/2041	467,577	401,980
2.00%, 5/1/2041	905,764	815,022
4.50%, 5/1/2041	44,832	46,761
5.00%, 5/1/2041	35,906	38,277
6.00%, 5/1/2041	28,094	31,080
4.50%, 6/1/2041	592,711	617,345
2.50%, 7/1/2041	909,052	844,292
5.00%, 7/1/2041	476,237	507,235
6.00%, 7/1/2041	800,084	886,988
4.50%, 8/1/2041	136,751	142,780
5.00%, 8/1/2041	73,795	78,446

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 9/1/2041	$236,203	$240,422
4.50%, 9/1/2041	84,024	87,513
3.50%, 10/1/2041	143,856	142,416
4.00%, 10/1/2041	60,477	61,601
5.00%, 10/1/2041	72,788	77,615
4.00%, 11/1/2041	86,958	88,043
4.00%, 12/1/2041	19,880	20,140
4.00%, 1/1/2042	179,364	181,709
4.50%, 1/1/2042	20,557	21,464
6.00%, 1/1/2042	82,978	92,076
3.00%, 3/1/2042	161,415	155,594
4.00%, 3/1/2042	94,326	96,304
3.00%, 4/1/2042	54,532	52,664
4.50%, 4/1/2042	109,886	114,718
3.50%, 5/1/2042	27,715	27,390
4.50%, 5/1/2042	79,161	82,649
3.50%, 6/1/2042	49,573	49,043
3.50%, 7/1/2042	148,437	146,959
4.00%, 7/1/2042	130,230	133,278
3.50%, 8/1/2042	46,177	45,886
3.00%, 9/1/2042	76,691	74,059
3.50%, 9/1/2042	16,280	16,104
4.00%, 9/1/2042	77,642	79,088
3.00%, 10/1/2042	166,944	160,875
3.50%, 10/1/2042	28,651	28,365
2.50%, 12/1/2042	261,725	242,155
3.00%, 12/1/2042	157,734	152,299
2.50%, 1/1/2043	8,278	7,661
3.00%, 1/1/2043	156,123	150,680
3.50%, 1/1/2043	42,727	42,300
4.00%, 1/1/2043	83,025	84,343
4.50%, 1/1/2043	212,669	221,988
2.50%, 2/1/2043	779,422	720,992
3.00%, 2/1/2043	207,200	199,999
3.50%, 2/1/2043	78,595	77,828
3.50%, 3/1/2043	99,971	98,970
2.50%, 5/1/2043	13,572	12,467
2.50%, 6/1/2043	7,224	6,673
4.00%, 8/1/2043	45,052	45,588
4.00%, 9/1/2043	108,045	109,730
4.50%, 9/1/2043	28,139	29,340
4.00%, 10/1/2043	131,352	132,927
4.00%, 11/1/2043	265,015	269,801
4.50%, 11/1/2043	102,881	107,523
4.50%, 12/1/2043	74,254	77,405

See Accompanying Notes to the Financial Statements.

328	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 1/1/2044	$104,741	$106,141
4.50%, 2/1/2044	21,017	21,840
4.50%, 3/1/2044	116,510	123,820
5.00%, 3/1/2044	21,517	22,827
4.00%, 4/1/2044	1,046,169	1,059,698
4.50%, 4/1/2044	216,618	225,487
5.00%, 6/1/2044	35,165	37,284
4.00%, 10/1/2044	42,649	43,415
4.50%, 10/1/2044	10,468	10,897
4.50%, 12/1/2044	39,473	41,052
4.00%, 2/1/2045	30,676	31,075
4.50%, 2/1/2045	133,827	139,168
4.00%, 4/1/2045	28,708	29,165
4.00%, 8/1/2045	12,901	13,016
4.00%, 11/1/2045	64,630	65,659
4.50%, 11/1/2045	86,611	90,461
4.00%, 12/1/2045	345,041	350,204
4.00%, 2/1/2046	9,754	9,893
4.50%, 3/1/2046	143,160	148,087
4.00%, 4/1/2046	13,240	13,423
2.50%, 6/1/2046	81,344	75,285
4.50%, 6/1/2046	98,500	102,549
4.50%, 7/1/2046	21,276	22,070
4.50%, 8/1/2046	18,281	18,911
2.50%, 9/1/2046	138,847	128,016
2.50%, 10/1/2046	66,624	61,425
4.50%, 10/1/2046	35,584	36,738
2.50%, 12/1/2046	22,915	21,073
4.50%, 1/1/2047	32,127	33,179
4.00%, 2/1/2047	34,174	34,656
4.50%, 2/1/2047	39,181	40,964
2.50%, 3/1/2047	142,088	131,048
4.50%, 3/1/2047	207,872	218,243
4.50%, 5/1/2047	646,137	661,895
4.50%, 7/1/2047	88,576	92,092
5.00%, 7/1/2047	282,629	299,159
3.50%, 2/1/2048	1,282,564	1,261,385
4.50%, 4/1/2048	845,189	883,609
4.00%, 7/1/2048	149,734	152,091
4.50%, 11/1/2048	720,687	735,724
6.00%, 2/1/2049	102,491	114,804
2.50%, 7/1/2049	1,491,024	1,375,434
4.50%, 10/1/2049	867,660	886,092
2.50%, 11/1/2049	1,114,095	1,025,805
4.50%, 11/1/2049	1,089,866	1,125,311
4.00%, 1/1/2050	997,961	1,001,067

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)

FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 2.50%, 5/25/2037	$1,000,000	$957,539
TBA 3.00%, 5/25/2037	3,700,000	3,629,189
TBA 3.50%, 5/25/2037	1,800,000	1,802,110

GNMA
6.00%, 3/15/2033	55,027	61,146
5.50%, 8/20/2033	33,541	36,570
5.50%, 11/20/2033	31,008	32,841
6.00%, 12/15/2033	98,477	108,591
5.50%, 3/20/2034	37,862	41,318
5.50%, 7/20/2034	23,755	25,916
5.50%, 9/20/2034	10,150	10,691
6.00%, 2/15/2035	23,418	25,919
5.50%, 3/20/2036	76,582	82,917
5.50%, 9/20/2038	44,873	48,953
5.50%, 2/20/2039	74,471	81,247
4.50%, 5/15/2039	2,388,190	2,525,936
5.00%, 11/15/2039	2,197,975	2,331,609
4.00%, 6/15/2040	361,592	375,322
4.00%, 8/15/2040	358,159	371,796
4.00%, 11/15/2040	259,595	269,728
5.50%, 12/20/2040	21,858	23,822
5.50%, 1/20/2041	21,695	23,679
5.50%, 5/20/2041	131,934	143,975
4.00%, 9/15/2041	1,061,405	1,091,580
4.50%, 11/15/2041	479,065	504,314
5.50%, 11/20/2041	236,706	258,233
5.50%, 12/20/2041	58,083	62,323
5.50%, 2/20/2042	15,663	17,083
3.50%, 6/15/2042	498,040	500,942
2.50%, 3/20/2043	46,849	43,676
2.50%, 5/20/2043	67,758	63,171
5.50%, 3/20/2044	69,871	76,229
4.50%, 10/20/2044	137,843	145,052
2.50%, 11/20/2044	41,459	38,671
5.00%, 6/20/2045	182,421	194,489
4.00%, 8/15/2045	2,167,881	2,248,854
4.50%, 12/20/2045	290,465	306,103
5.50%, 3/20/2046	601,839	649,793
5.00%, 5/20/2046	421,540	451,361
3.50%, 6/15/2046	2,412,829	2,417,962
2.50%, 10/20/2046	1,157,353	1,079,177
5.50%, 2/20/2047	276,248	301,468
5.50%, 7/20/2049	12,988	13,679
2.50%, 8/20/2050	1,772,330	1,652,729

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	329

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
2.50%, 3/20/2051	$1,126,410	$1,050,138
3.00%, 4/20/2051	375,599	360,457
1.50%, 10/20/2051	7,742	6,756
3.50%, 12/20/2051	982,517	964,887
4.00%, 12/20/2051	777,886	782,327
Total Mortgage-Backed Securities (Cost $109,644,947)		102,737,009

Total Investments – 95.1% (Cost $109,644,947)		102,737,009

Other assets less liabilities – 4.9%		5,304,533
NET ASSETS – 100.0%		$108,041,542

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TBA – To Be Announced; Security is subject to delayed delivery.

UMBS – Uniform Mortgage-Backed Securities

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,688
Aggregate gross unrealized depreciation	(6,913,868)
Net unrealized depreciation	$(6,908,180)
Federal income tax cost	$109,645,189

Security Type	% of Net Assets
Mortgage-Backed Securities	95.1%
Others(1)	4.9
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

330	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.6%

Aerospace & Defense – 1.1%

Boeing Co. (The)
5.15%, 5/1/2030	$150,000	$149,852

General Dynamics Corp.
3.50%, 5/15/2025	375,000	376,371
3.75%, 5/15/2028	600,000	599,019

L3Harris Technologies, Inc.
4.40%, 6/15/2028	500,000	501,350

Lockheed Martin Corp.
3.55%, 1/15/2026	305,000	307,736

Northrop Grumman Corp.
3.25%, 1/15/2028	500,000	480,757

Precision Castparts Corp.
3.25%, 6/15/2025	185,000	185,698
		2,600,783

Air Freight & Logistics – 0.2%

CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	209,065

FedEx Corp.
2.40%, 5/15/2031	175,000	150,652

United Parcel Service, Inc.
4.45%, 4/1/2030	50,000	52,076
		411,793

Banks – 26.2%

Banco Santander SA
5.18%, 11/19/2025	200,000	204,295
1.72%, 9/14/2027(a)	600,000	529,005

Bank of America Corp.
Series L, 3.95%, 4/21/2025	500,000	498,793
0.98%, 9/25/2025(a)	750,000	699,143
4.45%, 3/3/2026	500,000	501,553
1.20%, 10/24/2026(a)	500,000	451,755
1.73%, 7/22/2027(a)	450,000	404,624
Series L, 4.18%, 11/25/2027	615,000	606,270
3.82%, 1/20/2028(a)	500,000	487,188
3.71%, 4/24/2028(a)	5,000	4,835
3.42%, 12/20/2028(a)	250,000	237,189
4.27%, 7/23/2029(a)	300,000	294,978
3.97%, 2/7/2030(a)	300,000	290,483
3.19%, 7/23/2030(a)	250,000	229,344

Investments	Principal Amount	Value

Banks – (continued)
2.50%, 2/13/2031(a)	$600,000	$515,912
2.59%, 4/29/2031(a)	188,000	162,745
1.90%, 7/23/2031(a)	250,000	204,825
2.69%, 4/22/2032(a)	212,000	182,366
2.30%, 7/21/2032(a)	500,000	414,059
2.57%, 10/20/2032(a)	250,000	211,780
3.85%, 3/8/2037(a)	250,000	223,053

Bank of Montreal
3.80%, 12/15/2032(a)	500,000	474,562
3.09%, 1/10/2037(a)	75,000	63,210

Bank of Nova Scotia (The)
4.50%, 12/16/2025	350,000	353,943
Series 2, 3.62%, 10/27/2081(a)	250,000	199,919

BankUnited, Inc.
5.13%, 6/11/2030	250,000	247,389

Barclays plc
4.38%, 9/11/2024	490,000	492,899
3.65%, 3/16/2025	200,000	197,068
5.20%, 5/12/2026	300,000	304,367
4.84%, 5/9/2028	300,000	295,851
2.67%, 3/10/2032(a)	50,000	41,749

Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	289,244

Citigroup, Inc.
3.35%, 4/24/2025(a)	600,000	591,199
4.40%, 6/10/2025	825,000	830,907
5.50%, 9/13/2025	650,000	680,838
4.60%, 3/9/2026	380,000	383,386
3.11%, 4/8/2026(a)	500,000	484,586
3.40%, 5/1/2026	300,000	292,818
3.20%, 10/21/2026	350,000	338,416
4.45%, 9/29/2027	200,000	198,940
3.89%, 1/10/2028(a)	500,000	489,220
3.67%, 7/24/2028(a)	500,000	482,124
2.98%, 11/5/2030(a)	500,000	448,298
2.67%, 1/29/2031(a)	500,000	435,604
4.41%, 3/31/2031(a)	636,000	622,615
2.57%, 6/3/2031(a)	250,000	215,041
2.56%, 5/1/2032(a)	100,000	84,638
3.06%, 1/25/2033(a)	400,000	350,240

Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	183,439

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	331

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Comerica, Inc.
3.70%, 7/31/2023	$250,000	$251,795

Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	243,444

Discover Bank
4.20%, 8/8/2023	400,000	403,544
2.45%, 9/12/2024	500,000	487,539
4.65%, 9/13/2028	250,000	250,716

Fifth Third Bancorp
1.63%, 5/5/2023	150,000	148,073
4.30%, 1/16/2024	250,000	253,617
3.65%, 1/25/2024	500,000	501,862
2.55%, 5/5/2027	250,000	234,358

Fifth Third Bank NA
3.85%, 3/15/2026	400,000	398,191

First Horizon Corp.
3.55%, 5/26/2023	250,000	250,339

HSBC Holdings plc
3.80%, 3/11/2025(a)	450,000	448,070
4.25%, 8/18/2025	1,040,000	1,039,105
3.90%, 5/25/2026	1,000,000	986,829
4.29%, 9/12/2026(a)	650,000	647,106
4.04%, 3/13/2028(a)	700,000	678,909
4.58%, 6/19/2029(a)	670,000	663,743
4.95%, 3/31/2030	300,000	303,640
3.97%, 5/22/2030(a)	800,000	756,703
2.36%, 8/18/2031(a)	50,000	41,614
2.80%, 5/24/2032(a)	200,000	168,950

Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	201,842
2.55%, 2/4/2030	250,000	224,028

ING Groep NV
3.55%, 4/9/2024	200,000	199,840
1.73%, 4/1/2027(a)	500,000	450,782
4.55%, 10/2/2028	350,000	349,116
4.05%, 4/9/2029	250,000	241,658

JPMorgan Chase & Co.
3.88%, 9/10/2024	627,000	630,673
0.65%, 9/16/2024(a)	285,000	275,807
4.02%, 12/5/2024(a)	40,000	40,218
0.82%, 6/1/2025(a)	500,000	471,045
2.30%, 10/15/2025(a)	120,000	115,241
2.00%, 3/13/2026(a)	115,000	108,461

Investments	Principal Amount	Value

Banks – (continued)
2.08%, 4/22/2026(a)	$500,000	$470,786
4.13%, 12/15/2026	369,000	367,447
3.96%, 1/29/2027(a)	750,000	743,497
1.58%, 4/22/2027(a)	250,000	226,501
8.00%, 4/29/2027	250,000	290,649
3.63%, 12/1/2027	250,000	241,993
3.78%, 2/1/2028(a)	925,000	899,561
4.01%, 4/23/2029(a)	130,000	127,179
4.20%, 7/23/2029(a)	450,000	443,335
4.45%, 12/5/2029(a)	500,000	497,446
3.70%, 5/6/2030(a)	250,000	238,366
2.74%, 10/15/2030(a)	200,000	178,255
4.49%, 3/24/2031(a)	200,000	199,831
2.96%, 5/13/2031(a)	500,000	440,673
1.95%, 2/4/2032(a)	225,000	184,227
2.96%, 1/25/2033(a)	100,000	88,215

KeyCorp
2.25%, 4/6/2027	300,000	276,586
4.10%, 4/30/2028	200,000	198,479
2.55%, 10/1/2029	200,000	178,900

Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	303,010
1.63%, 5/11/2027(a)	500,000	448,758

Mitsubishi UFJ Financial Group, Inc.
3.76%, 7/26/2023	50,000	50,508
3.41%, 3/7/2024	50,000	49,941
2.19%, 2/25/2025	700,000	672,290
3.68%, 2/22/2027	350,000	344,673
3.29%, 7/25/2027	750,000	720,931
3.74%, 3/7/2029	200,000	192,749
2.05%, 7/17/2030	100,000	83,318

Mizuho Financial Group, Inc.
2.23%, 5/25/2026(a)	750,000	709,975
3.17%, 9/11/2027	500,000	473,986
4.02%, 3/5/2028	390,000	382,297
4.25%, 9/11/2029(a)	500,000	491,206
3.15%, 7/16/2030(a)	200,000	183,553
2.59%, 5/25/2031(a)	250,000	217,882
2.56%, 9/13/2031	50,000	41,517

National Australia Bank Ltd.
3.63%, 6/20/2023	250,000	252,639

PNC Bank NA
3.50%, 6/8/2023	250,000	251,880
3.88%, 4/10/2025	250,000	250,627

See Accompanying Notes to the Financial Statements.

332	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
3.25%, 1/22/2028	$250,000	$242,532
4.05%, 7/26/2028	250,000	247,758
2.70%, 10/22/2029	500,000	449,996

PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	555,697
3.15%, 5/19/2027	80,000	77,929
2.55%, 1/22/2030	300,000	268,794

Royal Bank of Canada
4.65%, 1/27/2026	550,000	562,188

Santander Holdings USA, Inc.
4.50%, 7/17/2025	240,000	242,224
4.40%, 7/13/2027	500,000	494,448

Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	190,767

Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	1,000,000	981,358
2.35%, 1/15/2025	250,000	240,780
1.47%, 7/8/2025	500,000	463,489
3.78%, 3/9/2026	50,000	49,385
2.63%, 7/14/2026	600,000	569,212
1.40%, 9/17/2026	500,000	445,964
3.45%, 1/11/2027	250,000	242,040
3.36%, 7/12/2027	450,000	434,924
1.90%, 9/17/2028	500,000	429,246
4.31%, 10/16/2028	500,000	499,074
3.04%, 7/16/2029	300,000	273,546
2.72%, 9/27/2029	250,000	223,549
2.75%, 1/15/2030	200,000	177,525
2.13%, 7/8/2030	300,000	254,723
2.14%, 9/23/2030	250,000	204,840

SVB Financial Group
3.13%, 6/5/2030	500,000	452,176

Toronto-Dominion Bank (The)
0.45%, 9/11/2023	500,000	484,491
3.25%, 3/11/2024	450,000	450,959
1.25%, 9/10/2026	350,000	314,559
3.62%, 9/15/2031(a)	250,000	244,550

Truist Bank
3.63%, 9/16/2025	250,000	249,153
3.30%, 5/15/2026	200,000	196,764

Investments	Principal Amount	Value

Banks – (continued)

Truist Financial Corp.
2.85%, 10/26/2024	$150,000	$148,436
4.00%, 5/1/2025	210,000	212,456
1.89%, 6/7/2029(a)	200,000	175,575

US Bancorp
3.38%, 2/5/2024	200,000	200,923
3.95%, 11/17/2025	200,000	203,488
Series V, 2.38%, 7/22/2026	500,000	476,697
3.00%, 7/30/2029	200,000	186,011

Wells Fargo & Co.
3.00%, 2/19/2025	500,000	491,853
3.55%, 9/29/2025	1,190,000	1,183,080
2.41%, 10/30/2025(a)	500,000	480,925
3.00%, 4/22/2026	500,000	481,675
4.10%, 6/3/2026	500,000	498,502
3.20%, 6/17/2027(a)	1,000,000	959,975
4.30%, 7/22/2027	1,000,000	1,000,541
3.58%, 5/22/2028(a)	1,110,000	1,066,615
2.39%, 6/2/2028(a)	850,000	775,118
2.88%, 10/30/2030(a)	450,000	404,359
2.57%, 2/11/2031(a)	500,000	438,877

Westpac Banking Corp.
1.15%, 6/3/2026	500,000	454,482
2.89%, 2/4/2030(a)	300,000	286,556
4.32%, 11/23/2031(a)	250,000	245,018
4.11%, 7/24/2034(a)	400,000	376,862
2.67%, 11/15/2035(a)	300,000	248,303
		64,518,196

Beverages – 1.0%

Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	250,000	257,772

Coca-Cola Co. (The)
1.00%, 3/15/2028	500,000	433,994
3.45%, 3/25/2030	200,000	195,474
2.25%, 1/5/2032	225,000	197,740

Constellation Brands, Inc.
4.65%, 11/15/2028	300,000	303,461
3.15%, 8/1/2029	500,000	460,210

PepsiCo, Inc.
7.00%, 3/1/2029	500,000	601,146
		2,449,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	333

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Biotechnology – 1.5%

AbbVie, Inc.
2.95%, 11/21/2026	$500,000	$479,596
4.25%, 11/14/2028	1,000,000	999,068
3.20%, 11/21/2029	210,000	195,956

Amgen, Inc.
2.60%, 8/19/2026	500,000	478,298
2.20%, 2/21/2027	300,000	278,154
2.45%, 2/21/2030	300,000	265,233

Gilead Sciences, Inc.
3.65%, 3/1/2026	330,000	328,259
2.95%, 3/1/2027	800,000	766,435
		3,790,999

Building Products – 0.7%

Allegion plc
3.50%, 10/1/2029	250,000	233,928

Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	195,256

Carrier Global Corp.
2.72%, 2/15/2030	250,000	221,859

Fortune Brands Home & Security, Inc.
4.00%, 6/15/2025	150,000	150,639

Lennox International, Inc.
1.35%, 8/1/2025	450,000	417,451

Masco Corp.
3.50%, 11/15/2027	500,000	481,353
		1,700,486

Capital Markets – 7.3%

Ameriprise Financial, Inc.
2.88%, 9/15/2026	100,000	97,041

Ares Capital Corp.
3.88%, 1/15/2026	500,000	480,149
2.15%, 7/15/2026	500,000	444,480
2.88%, 6/15/2028	500,000	432,793

Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	175,000	154,290

Bank of New York Mellon Corp. (The)
2.45%, 8/17/2026	100,000	96,496
1.65%, 7/14/2028	300,000	266,633

Investments	Principal Amount	Value

Capital Markets – (continued)

BlackRock, Inc.
3.20%, 3/15/2027	$200,000	$196,852
3.25%, 4/30/2029	400,000	386,598

Blackstone Secured Lending Fund
3.65%, 7/14/2023	150,000	150,306
3.63%, 1/15/2026	750,000	718,905
2.13%, 2/15/2027(b)	250,000	217,723

Cboe Global Markets, Inc.
3.65%, 1/12/2027	200,000	199,340
1.63%, 12/15/2030	100,000	82,861

Charles Schwab Corp. (The)
4.20%, 3/24/2025	300,000	306,152
3.20%, 1/25/2028	100,000	96,439
4.00%, 2/1/2029	400,000	400,048

CME Group, Inc.
3.00%, 3/15/2025	325,000	322,634

Credit Suisse AG
1.25%, 8/7/2026	450,000	399,278

Credit Suisse Group AG
3.75%, 3/26/2025	150,000	147,291

Deutsche Bank AG
3.70%, 5/30/2024	645,000	647,064
1.45%, 4/1/2025(a)	500,000	472,959
3.96%, 11/26/2025(a)	100,000	98,693
2.13%, 11/24/2026(a)	250,000	227,435
3.55%, 9/18/2031(a)	250,000	221,008

Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	200,000	198,216

Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	500,000	504,971
3.85%, 7/8/2024	500,000	503,270
3.50%, 1/23/2025	465,000	461,511
3.50%, 4/1/2025	500,000	493,339
1.43%, 3/9/2027(a)	250,000	223,614
1.54%, 9/10/2027(a)	500,000	442,752
3.10%, 2/24/2033(a)	750,000	656,593

Jefferies Group LLC
4.15%, 1/23/2030	200,000	189,920

Lazard Group LLC
3.75%, 2/13/2025	450,000	450,149
4.50%, 9/19/2028	250,000	248,770

See Accompanying Notes to the Financial Statements.

334	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Moody’s Corp.
3.75%, 3/24/2025	$300,000	$301,812
4.25%, 2/1/2029	250,000	251,931

Morgan Stanley
0.79%, 5/30/2025(a)	500,000	468,239
2.72%, 7/22/2025(a)	500,000	486,761
3.13%, 7/27/2026	500,000	479,759
1.59%, 5/4/2027(a)	500,000	450,459
3.62%, 4/1/2031(a)	250,000	234,486

Nasdaq, Inc.
3.85%, 6/30/2026	215,000	215,950
1.65%, 1/15/2031	100,000	80,500

Owl Rock Capital Corp.
3.40%, 7/15/2026	675,000	623,820
2.63%, 1/15/2027	500,000	441,676
2.88%, 6/11/2028	250,000	213,543

S&P Global, Inc.
2.95%, 1/22/2027	200,000	193,953
4.75%, 8/1/2028(b)	500,000	519,659
2.70%, 3/1/2029(b)	1,000,000	922,852

State Street Corp.
3.10%, 5/15/2023	200,000	200,989
3.55%, 8/18/2025	300,000	301,201
		18,024,163

Chemicals – 1.0%

Cabot Corp.
4.00%, 7/1/2029	250,000	241,156

Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	199,421

FMC Corp.
3.20%, 10/1/2026	200,000	193,595

Huntsman International LLC
4.50%, 5/1/2029	250,000	246,976

Nutrien Ltd.
4.20%, 4/1/2029	100,000	100,087

PPG Industries, Inc.
3.75%, 3/15/2028	250,000	250,677

Rohm and Haas Co.
7.85%, 7/15/2029	300,000	365,971

RPM International, Inc.
3.75%, 3/15/2027	100,000	98,894
4.55%, 3/1/2029	250,000	250,553

Investments	Principal Amount	Value

Chemicals – (continued)

Sherwin-Williams Co. (The)
3.45%, 6/1/2027	$500,000	$485,824
		2,433,154

Commercial Services & Supplies – 0.9%

Cintas Corp. No. 2
3.70%, 4/1/2027	350,000	348,415

RELX Capital, Inc.
3.00%, 5/22/2030	200,000	180,882

Republic Services, Inc.
2.50%, 8/15/2024	567,000	555,335
3.38%, 11/15/2027	100,000	97,151
3.95%, 5/15/2028	200,000	199,909

Waste Connections, Inc.
4.25%, 12/1/2028	250,000	251,547

Waste Management, Inc.
3.15%, 11/15/2027	350,000	340,315
1.15%, 3/15/2028	250,000	215,223
		2,188,777

Communications Equipment – 0.5%

Cisco Systems, Inc.
2.20%, 9/20/2023	117,000	116,333
3.63%, 3/4/2024	300,000	304,328
2.95%, 2/28/2026	100,000	99,149

Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	100,011
4.60%, 5/23/2029	300,000	296,190
2.75%, 5/24/2031	250,000	209,057
		1,125,068

Consumer Finance – 1.1%

AerCap Ireland Capital DAC
1.75%, 1/30/2026	300,000	267,236
3.88%, 1/23/2028	350,000	325,038

Ally Financial, Inc.
8.00%, 11/1/2031	250,000	298,108

Capital One Financial Corp.
3.50%, 6/15/2023	320,000	322,059
3.90%, 1/29/2024	50,000	50,279
3.30%, 10/30/2024	200,000	197,727

Synchrony Financial
4.50%, 7/23/2025	600,000	603,708
3.95%, 12/1/2027	500,000	479,541
5.15%, 3/19/2029	200,000	199,342

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	335

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

Toyota Motor Credit Corp.
3.05%, 1/11/2028	$100,000	$96,870
		2,839,908

Containers & Packaging – 0.2%

Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	308,090

Avery Dennison Corp.
4.88%, 12/6/2028	200,000	206,239
		514,329

Diversified Financial Services – 0.6%

Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	328,107

Block Financial LLC
2.50%, 7/15/2028	400,000	355,699

National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/2046(a)	150,000	145,646

Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	90,911
5.65%, 5/15/2053(a)	450,000	448,315
		1,368,678

Diversified Telecommunication Services – 1.5%

British Telecommunications plc
9.62%, 12/15/2030(c)	200,000	256,313

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(c)	100,000	127,439

Orange SA
9.00%, 3/1/2031(c)	250,000	330,072

TELUS Corp.
3.70%, 9/15/2027	200,000	200,236

Verizon Communications, Inc.
4.13%, 3/16/2027	700,000	703,984
2.10%, 3/22/2028	500,000	448,832
4.33%, 9/21/2028	500,000	503,432
4.02%, 12/3/2029	225,000	220,758
1.68%, 10/30/2030	63,000	51,173
1.75%, 1/20/2031	500,000	409,190
2.55%, 3/21/2031	450,000	391,679
		3,643,108

Investments	Principal Amount	Value

Electric Utilities – 2.5%

AEP Texas, Inc.
3.95%, 6/1/2028	$500,000	$492,895

American Electric Power Co., Inc.
Series J, 4.30%, 12/1/2028	295,000	295,105
3.88%, 2/15/2062(a)	100,000	89,742

Avangrid, Inc.
3.80%, 6/1/2029	250,000	243,920

Duke Energy Corp.
3.15%, 8/15/2027	200,000	192,551
2.45%, 6/1/2030	300,000	262,405
3.25%, 1/15/2082(a)	250,000	212,976

Edison International
4.95%, 4/15/2025	700,000	713,379

Emera US Finance LP
3.55%, 6/15/2026	150,000	146,588

Enel Chile SA
4.88%, 6/12/2028	250,000	246,435

Eversource Energy
Series U, 1.40%, 8/15/2026	500,000	452,446
Series M, 3.30%, 1/15/2028	100,000	95,572

Fortis, Inc.
3.06%, 10/4/2026	200,000	191,952

Interstate Power & Light Co.
4.10%, 9/26/2028	250,000	251,838

ITC Holdings Corp.
3.35%, 11/15/2027	200,000	194,283

MidAmerican Energy Co.
3.65%, 4/15/2029	950,000	939,267

NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/2077(a)	100,000	93,282
5.65%, 5/1/2079(a)	175,000	172,347

Pacific Gas and Electric Co.
3.15%, 1/1/2026	175,000	164,765

Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	19,287

Southern California Edison Co.
6.65%, 4/1/2029	150,000	163,915

Southern Co. (The) Series 21-A, 3.75%, 9/15/2051(a)	500,000	451,250

Southwestern Electric Power Co. Series M,
4.10%, 9/15/2028	200,000	197,751
		6,283,951

See Accompanying Notes to the Financial Statements.

336	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electrical Equipment – 0.6%

ABB Finance USA, Inc.
3.80%, 4/3/2028	$300,000	$301,797

Emerson Electric Co.
0.88%, 10/15/2026	200,000	178,636
2.00%, 12/21/2028	500,000	447,941

Hubbell, Inc.
3.35%, 3/1/2026	200,000	198,043
3.50%, 2/15/2028	250,000	243,845

Rockwell Automation, Inc.
2.88%, 3/1/2025	150,000	148,696
		1,518,958

Electronic Equipment, Instruments & Components – 1.4%

Avnet, Inc.
4.63%, 4/15/2026	175,000	175,878

CDW LLC
4.13%, 5/1/2025	300,000	296,484
2.67%, 12/1/2026	500,000	460,121
4.25%, 4/1/2028	200,000	187,472
3.28%, 12/1/2028	500,000	451,465

Flex Ltd.
4.88%, 6/15/2029	250,000	250,783

Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	205,415

TD SYNNEX Corp.
1.75%, 8/9/2026(b)	350,000	315,101

Teledyne Technologies, Inc.
2.25%, 4/1/2028	225,000	201,368

Trimble, Inc.
4.90%, 6/15/2028	250,000	253,360

Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	200,628
3.13%, 8/15/2027	200,000	193,632

Vontier Corp.
2.40%, 4/1/2028	250,000	214,436
		3,406,143

Entertainment – 0.5%

Activision Blizzard, Inc.
3.40%, 6/15/2027	200,000	196,948

Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	103,549

Investments	Principal Amount	Value

Entertainment – (continued)

Netflix, Inc.
4.38%, 11/15/2026	$150,000	$149,235
5.88%, 11/15/2028	800,000	826,000
		1,275,732

Equity Real Estate Investment Trusts (REITs) – 7.0%

Agree LP
2.00%, 6/15/2028	250,000	219,533

Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	100,000	89,959
4.70%, 7/1/2030	100,000	101,714

American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	200,000	198,756

American Homes 4 Rent LP
4.90%, 2/15/2029	300,000	304,569

American Tower Corp.
3.38%, 10/15/2026	200,000	192,674
2.75%, 1/15/2027	300,000	279,321
3.55%, 7/15/2027	400,000	382,619
3.60%, 1/15/2028	500,000	477,059
3.80%, 8/15/2029	238,000	222,781

AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	199,029
3.50%, 11/15/2025	50,000	49,769
2.45%, 1/15/2031	200,000	178,254

Boston Properties LP
3.25%, 1/30/2031	250,000	227,085

Brandywine Operating Partnership LP
4.10%, 10/1/2024	50,000	50,313
3.95%, 11/15/2027	250,000	242,444

Brixmor Operating Partnership LP
4.05%, 7/1/2030	200,000	189,538

Crown Castle International Corp.
3.80%, 2/15/2028	250,000	241,343
3.10%, 11/15/2029	750,000	679,257

CubeSmart LP
4.00%, 11/15/2025	250,000	248,749
3.00%, 2/15/2030	200,000	182,034

Duke Realty LP
3.25%, 6/30/2026	250,000	243,535
2.88%, 11/15/2029	100,000	91,923

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	337

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

EPR Properties
4.50%, 6/1/2027	$100,000	$96,431
4.95%, 4/15/2028	350,000	337,439

Equinix, Inc.
1.45%, 5/15/2026	500,000	451,560
2.00%, 5/15/2028	500,000	436,772

ERP Operating LP
2.85%, 11/1/2026	200,000	192,871
3.25%, 8/1/2027	45,000	43,280

Essex Portfolio LP
3.88%, 5/1/2024	200,000	200,944
4.00%, 3/1/2029	350,000	344,101

GLP Capital LP
5.38%, 11/1/2023	555,000	563,686
5.25%, 6/1/2025	200,000	203,814
5.38%, 4/15/2026	500,000	510,639
5.75%, 6/1/2028	500,000	525,630

Healthpeak Properties, Inc.
3.00%, 1/15/2030	250,000	227,886

Highwoods Realty LP
4.13%, 3/15/2028	200,000	196,931
4.20%, 4/15/2029	100,000	98,766

Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	248,641

Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	91,232

Kilroy Realty LP
4.38%, 10/1/2025	400,000	406,156
4.25%, 8/15/2029	100,000	98,284

Life Storage LP
2.20%, 10/15/2030	200,000	168,016

LifeStorage LP
3.50%, 7/1/2026	200,000	197,076

Mid-America Apartments LP
3.95%, 3/15/2029	50,000	49,394
2.75%, 3/15/2030	150,000	135,946

National Retail Properties, Inc.
3.90%, 6/15/2024	500,000	503,426
3.50%, 10/15/2027	150,000	145,212
4.30%, 10/15/2028	140,000	139,849

Office Properties Income Trust
2.65%, 6/15/2026	160,000	143,594

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Omega Healthcare Investors, Inc.
5.25%, 1/15/2026	$300,000	$305,681
3.63%, 10/1/2029	150,000	133,718

Physicians Realty LP
4.30%, 3/15/2027	200,000	200,544

Piedmont Operating Partnership LP
3.15%, 8/15/2030	100,000	87,914

Prologis LP
2.25%, 4/15/2030	200,000	176,523

Public Storage
3.09%, 9/15/2027	200,000	193,365
1.85%, 5/1/2028	300,000	267,611
1.95%, 11/9/2028	500,000	445,204

Realty Income Corp.
4.63%, 11/1/2025	200,000	205,472
4.13%, 10/15/2026	300,000	303,216

Sabra Health Care LP
5.13%, 8/15/2026	200,000	199,840
3.90%, 10/15/2029	200,000	183,313

Simon Property Group LP
3.38%, 10/1/2024	600,000	600,163

SITE Centers Corp.
3.63%, 2/1/2025	129,000	127,393

Spirit Realty LP
2.10%, 3/15/2028	250,000	218,293
3.40%, 1/15/2030	200,000	182,271

STORE Capital Corp.
4.50%, 3/15/2028	150,000	150,757
2.75%, 11/18/2030	250,000	213,597

Ventas Realty LP
3.50%, 2/1/2025	50,000	49,575

Welltower, Inc.
4.00%, 6/1/2025	200,000	200,570
3.10%, 1/15/2030	250,000	230,565

Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	241,362

WP Carey, Inc.
4.60%, 4/1/2024	195,000	198,048
4.00%, 2/1/2025	150,000	151,081
		17,315,910

See Accompanying Notes to the Financial Statements.

338	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food & Staples Retailing – 0.6%

Costco Wholesale Corp.
2.75%, 5/18/2024	$300,000	$299,039
3.00%, 5/18/2027	375,000	369,341
1.38%, 6/20/2027	300,000	271,180

Walmart, Inc.
3.05%, 7/8/2026	500,000	497,579
1.80%, 9/22/2031	100,000	85,461
		1,522,600

Food Products – 1.2%

Campbell Soup Co.
4.15%, 3/15/2028	150,000	149,501

Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	244,144

General Mills, Inc.
4.20%, 4/17/2028	250,000	252,348

J M Smucker Co. (The)
3.38%, 12/15/2027	100,000	97,010

McCormick & Co., Inc.
3.40%, 8/15/2027	200,000	193,751

Mondelez International, Inc.
1.50%, 5/4/2025	400,000	378,441
2.75%, 4/13/2030	92,000	82,596

Tyson Foods, Inc.
4.35%, 3/1/2029	400,000	405,750

Unilever Capital Corp.
2.60%, 5/5/2024	700,000	694,962
2.90%, 5/5/2027	200,000	193,700
3.50%, 3/22/2028	300,000	296,911
		2,989,114

Gas Utilities – 0.4%

Atmos Energy Corp.
3.00%, 6/15/2027	250,000	240,744

Eastern Energy Gas Holdings LLC
3.60%, 12/15/2024	54,000	53,682

National Fuel Gas Co.
5.20%, 7/15/2025	200,000	204,271
5.50%, 1/15/2026	275,000	284,071
4.75%, 9/1/2028	150,000	146,915
		929,683

Investments	Principal Amount	Value

Health Care Equipment & Supplies – 0.7%

Abbott Laboratories
3.88%, 9/15/2025	$500,000	$510,046

Baxter International, Inc.
2.60%, 8/15/2026	200,000	189,526
2.27%, 12/1/2028(b)	500,000	446,260

DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	242,655

Edwards Lifesciences Corp.
4.30%, 6/15/2028	200,000	202,169

Stryker Corp.
1.95%, 6/15/2030	100,000	84,980
		1,675,636

Health Care Providers & Services – 2.0%

AmerisourceBergen Corp.
3.45%, 12/15/2027	200,000	194,587

Anthem, Inc.
4.10%, 3/1/2028	250,000	250,347

Cigna Corp.
4.38%, 10/15/2028	250,000	251,530

CVS Health Corp.
4.30%, 3/25/2028	159,000	159,849

HCA, Inc.
4.13%, 6/15/2029	250,000	240,191

Humana, Inc.
1.35%, 2/3/2027	100,000	88,488
3.95%, 3/15/2027	300,000	297,846

Laboratory Corp. of America Holdings
3.60%, 2/1/2025	300,000	299,113
1.55%, 6/1/2026	250,000	228,499

McKesson Corp.
1.30%, 8/15/2026	500,000	449,737

Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	179,500

UnitedHealth Group, Inc.
1.15%, 5/15/2026	1,250,000	1,141,288
2.95%, 10/15/2027	250,000	241,641
3.85%, 6/15/2028	1,000,000	1,003,573
3.88%, 12/15/2028	15,000	15,062
		5,041,251

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	339

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – 0.6%

Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	$12,000	$12,598
Series HH, 2.85%, 4/15/2031	150,000	129,296

McDonald’s Corp.
3.30%, 7/1/2025	500,000	498,991
3.80%, 4/1/2028	90,000	89,619
2.63%, 9/1/2029	100,000	90,853
3.60%, 7/1/2030	300,000	288,603

Starbucks Corp.
4.00%, 11/15/2028	250,000	248,675
2.55%, 11/15/2030	250,000	217,285
		1,575,920

Household Durables – 0.8%

DR Horton, Inc.
2.50%, 10/15/2024	200,000	195,306
1.30%, 10/15/2026	500,000	443,926

Lennar Corp.
4.50%, 4/30/2024	300,000	304,754
4.75%, 11/29/2027	300,000	301,363

PulteGroup, Inc.
5.50%, 3/1/2026	500,000	522,383

Whirlpool Corp.
4.75%, 2/26/2029	200,000	203,205
		1,970,937

Household Products – 0.5%

Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	252,438

Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	151,412
2.70%, 2/2/2026	250,000	246,277
2.80%, 3/25/2027	185,000	180,083
3.00%, 3/25/2030	400,000	381,644
		1,211,854

Industrial Conglomerates – 1.3%

3M Co.
2.65%, 4/15/2025	500,000	491,752
3.63%, 9/14/2028	300,000	298,337
3.38%, 3/1/2029	200,000	195,161
2.38%, 8/26/2029	250,000	226,708

Investments	Principal Amount	Value

Industrial Conglomerates – (continued)

Honeywell International, Inc.
1.35%, 6/1/2025	$250,000	$237,021
2.50%, 11/1/2026	300,000	288,800
2.70%, 8/15/2029	100,000	93,621

Roper Technologies, Inc.
1.40%, 9/15/2027	350,000	307,606
4.20%, 9/15/2028	200,000	201,164
1.75%, 2/15/2031	250,000	202,328

Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	200,000	194,968

Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	246,959
3.80%, 3/21/2029	200,000	192,713
		3,177,138

Insurance – 3.9%

Aflac, Inc.
3.60%, 4/1/2030	250,000	244,069

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	199,209

Allstate Corp. (The)
0.75%, 12/15/2025	150,000	136,753

American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	154,013

American Financial Group, Inc.
3.50%, 8/15/2026	200,000	198,153

American International Group, Inc.
2.50%, 6/30/2025	500,000	481,476
Series A-9, 5.75%, 4/1/2048(a)	200,000	193,908

Aon Corp.
2.80%, 5/15/2030	250,000	223,763
2.05%, 8/23/2031	100,000	82,937

Aon Global Ltd.
3.88%, 12/15/2025	400,000	403,284

Assurant, Inc.
3.70%, 2/22/2030	100,000	92,871

Athene Holding Ltd.
4.13%, 1/12/2028	200,000	192,891
6.15%, 4/3/2030	250,000	263,697

See Accompanying Notes to the Financial Statements.

340	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	$200,000	$186,274

AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	196,489

Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	201,859
2.38%, 3/15/2031	250,000	207,661

Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	269,389

CNO Financial Group, Inc.
5.25%, 5/30/2029	250,000	255,530

Enstar Group Ltd.
4.95%, 6/1/2029	250,000	254,103

Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	251,849

Fidelity National Financial, Inc.
3.40%, 6/15/2030	250,000	227,066

First American Financial Corp.
4.60%, 11/15/2024	200,000	202,923

Globe Life, Inc.
4.55%, 9/15/2028	150,000	153,044

Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	213,214

Manulife Financial Corp.
4.15%, 3/4/2026	200,000	202,646
2.48%, 5/19/2027	250,000	237,823
4.06%, 2/24/2032(a)	50,000	48,694

Markel Corp.
3.35%, 9/17/2029	300,000	282,701

Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	16,074
3.50%, 3/10/2025	75,000	75,201
2.25%, 11/15/2030	515,000	446,899

MetLife, Inc.
4.55%, 3/23/2030	150,000	155,094

Principal Financial Group, Inc.
2.13%, 6/15/2030	100,000	85,446

Progressive Corp. (The)
2.45%, 1/15/2027	200,000	189,981
3.20%, 3/26/2030	100,000	94,355

Prudential Financial, Inc.
5.63%, 6/15/2043(a)	400,000	400,388

Investments	Principal Amount	Value

Insurance – (continued)
5.20%, 3/15/2044(a)	$10,000	$9,743
5.38%, 5/15/2045(a)	500,000	497,850
4.50%, 9/15/2047(a)	250,000	237,334
5.70%, 9/15/2048(a)	300,000	300,413
3.70%, 10/1/2050(a)	100,000	87,737

RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	97,734

Trinity Acquisition plc
4.40%, 3/15/2026	200,000	203,073

Willis North America, Inc.
3.60%, 5/15/2024	150,000	149,592
2.95%, 9/15/2029	250,000	223,891
		9,529,094

Interactive Media & Services – 0.2%

Alphabet, Inc.
0.80%, 8/15/2027	335,000	295,059

Weibo Corp.
3.50%, 7/5/2024	200,000	195,356
		490,415

Internet & Direct Marketing Retail – 0.2%

Alibaba Group Holding Ltd.
3.40%, 12/6/2027	500,000	479,593

IT Services – 2.4%

Automatic Data Processing, Inc.
1.70%, 5/15/2028	380,000	342,546
1.25%, 9/1/2030	200,000	164,751

Fiserv, Inc.
3.80%, 10/1/2023	500,000	504,954
3.50%, 7/1/2029	1,250,000	1,167,821

Genpact Luxembourg Sarl
3.38%, 12/1/2024	250,000	248,402

Global Payments, Inc.
4.80%, 4/1/2026	250,000	256,033
4.45%, 6/1/2028	160,000	159,706
2.90%, 5/15/2030	250,000	220,848

International Business Machines Corp.
3.50%, 5/15/2029	500,000	484,175

Mastercard, Inc.
2.00%, 3/3/2025	350,000	340,503
2.95%, 11/21/2026	100,000	98,640
2.95%, 6/1/2029	150,000	143,080

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	341

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

IT Services – (continued)

PayPal Holdings, Inc.
1.65%, 6/1/2025	$150,000	$142,046
2.65%, 10/1/2026	100,000	95,855
2.85%, 10/1/2029	200,000	183,915
2.30%, 6/1/2030	50,000	43,793

VeriSign, Inc.
4.75%, 7/15/2027	500,000	503,120

Visa, Inc.
1.90%, 4/15/2027	275,000	256,085
2.05%, 4/15/2030	300,000	265,875

Western Union Co. (The)
2.85%, 1/10/2025	350,000	340,069
		5,962,217

Leisure Products – 0.1%

Hasbro, Inc.
3.90%, 11/19/2029	150,000	142,931

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.
2.30%, 3/12/2031	150,000	126,238

Thermo Fisher Scientific, Inc.
2.60%, 10/1/2029	500,000	456,357
		582,595

Machinery – 1.0%

Cummins, Inc.
3.65%, 10/1/2023	100,000	101,097
1.50%, 9/1/2030	150,000	122,879

Dover Corp.
3.15%, 11/15/2025	200,000	197,319

Fortive Corp.
3.15%, 6/15/2026	100,000	98,124

Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	193,887

nVent Finance Sarl
4.55%, 4/15/2028	300,000	302,026

Otis Worldwide Corp.
2.06%, 4/5/2025	300,000	286,009
2.29%, 4/5/2027	200,000	184,305
2.57%, 2/15/2030	50,000	44,007

Parker-Hannifin Corp.
3.25%, 6/14/2029	545,000	510,541

Investments	Principal Amount	Value

Machinery – (continued)

Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	$300,000	$286,829

Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(c)	150,000	152,087
		2,479,110

Media – 0.4%

Charter Communications Operating LLC
4.20%, 3/15/2028	500,000	482,641

Comcast Corp.
4.15%, 10/15/2028	201,000	202,794

Fox Corp.
4.71%, 1/25/2029	300,000	302,635
		988,070

Metals & Mining – 1.2%

AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	250,000	223,843

ArcelorMittal SA
4.25%, 7/16/2029	250,000	243,199

BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	303,887

Freeport-McMoRan, Inc.
4.55%, 11/14/2024	500,000	506,905
4.63%, 8/1/2030	500,000	485,643

Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	250,000	231,866

Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	200,000	234,877

Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	98,010

Vale Overseas Ltd.
6.25%, 8/10/2026	379,000	399,233
3.75%, 7/8/2030	250,000	226,311
		2,953,774

Multiline Retail – 0.3%

Dollar General Corp.
3.88%, 4/15/2027	500,000	502,471

Dollar Tree, Inc.
4.20%, 5/15/2028	225,000	223,868
		726,339

See Accompanying Notes to the Financial Statements.

342	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – 1.2%

Ameren Corp.
1.75%, 3/15/2028	$500,000	$445,768

Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	1,100,000	1,115,666
3.25%, 4/15/2028	100,000	96,096

Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	150,000	130,270

Dominion Energy, Inc.
5.75%, 10/1/2054(a)	200,000	199,536

NiSource, Inc.
2.95%, 9/1/2029	500,000	451,616

Sempra Energy
3.40%, 2/1/2028	347,000	333,510
4.12%, 4/1/2052(a)	100,000	88,358
		2,860,820

Oil, Gas & Consumable Fuels – 6.3%

Boardwalk Pipelines LP
4.45%, 7/15/2027	250,000	248,262
4.80%, 5/3/2029	250,000	246,623

Canadian Natural Resources Ltd.
3.85%, 6/1/2027	400,000	392,169

Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	207,918
5.13%, 6/30/2027	500,000	515,163

Continental Resources, Inc.
4.38%, 1/15/2028	500,000	488,115

Coterra Energy, Inc.
3.90%, 5/15/2027(b)	500,000	489,417

Devon Energy Corp.
4.50%, 1/15/2030	500,000	494,924

Diamondback Energy, Inc.
3.13%, 3/24/2031	500,000	446,221

Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/2024(b)	26,000	25,847

Enbridge, Inc.
3.70%, 7/15/2027	200,000	195,892
5.50%, 7/15/2077(a)	350,000	335,801
6.25%, 3/1/2078(a)	350,000	353,743

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
Series 20-A, 5.75%, 7/15/2080(a)	$100,000	$99,500

Energy Transfer LP
4.75%, 1/15/2026	300,000	304,082
4.95%, 5/15/2028	250,000	250,131
5.25%, 4/15/2029	150,000	152,785
3.75%, 5/15/2030	100,000	92,445

Enterprise Products Operating LLC
3.75%, 2/15/2025	700,000	702,237
4.15%, 10/16/2028	350,000	350,299
3.13%, 7/31/2029	300,000	278,840
Series E, 5.25%, 8/16/2077(a)	200,000	182,983
5.38%, 2/15/2078(a)	350,000	314,121

Exxon Mobil Corp.
3.48%, 3/19/2030	200,000	195,248

Hess Corp.
7.88%, 10/1/2029	200,000	237,591

Kinder Morgan, Inc.
4.30%, 3/1/2028	500,000	498,355

Magellan Midstream Partners LP
5.00%, 3/1/2026	250,000	259,707

Marathon Petroleum Corp.
3.80%, 4/1/2028	250,000	241,147

MPLX LP
4.88%, 6/1/2025	500,000	510,109
1.75%, 3/1/2026	250,000	228,682
4.00%, 3/15/2028	600,000	584,160

ONEOK Partners LP
4.90%, 3/15/2025	400,000	408,941

ONEOK, Inc.
4.35%, 3/15/2029	750,000	730,343
3.10%, 3/15/2030	175,000	156,152

Pioneer Natural Resources Co.
1.13%, 1/15/2026	500,000	453,597

Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	50,000	52,621
4.50%, 5/15/2030	450,000	447,971

Spectra Energy Partners LP
4.75%, 3/15/2024	500,000	510,287
3.38%, 10/15/2026	300,000	292,504

Targa Resources Partners LP
6.88%, 1/15/2029	500,000	527,450
4.00%, 1/15/2032	500,000	453,370

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	343

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

TotalEnergies Capital International SA
2.83%, 1/10/2030	$500,000	$463,518

Transcanada Trust
5.30%, 3/15/2077(a)	300,000	289,500
5.50%, 9/15/2079(a)	500,000	483,125

Valero Energy Partners LP
4.50%, 3/15/2028	200,000	200,161

Williams Cos., Inc. (The)
2.60%, 3/15/2031	250,000	216,790
		15,608,847

Paper & Forest Products – 0.1%

Suzano Austria GmbH
6.00%, 1/15/2029	250,000	253,066

Pharmaceuticals – 1.8%

Bristol-Myers Squibb Co.
3.40%, 7/26/2029	78,000	75,726
2.95%, 3/15/2032	250,000	230,327

Eli Lilly & Co.
3.38%, 3/15/2029	400,000	389,316

Johnson & Johnson
2.95%, 3/3/2027	650,000	641,206
2.90%, 1/15/2028	500,000	487,286

Merck & Co., Inc.
3.40%, 3/7/2029	500,000	491,843
2.15%, 12/10/2031	200,000	174,554

Merck Sharp & Dohme Corp.
6.40%, 3/1/2028	150,000	171,123

Novartis Capital Corp.
1.75%, 2/14/2025	150,000	144,666
3.00%, 11/20/2025	500,000	496,416
2.20%, 8/14/2030	200,000	178,433

Pfizer, Inc.
3.45%, 3/15/2029	500,000	489,108
2.63%, 4/1/2030	125,000	114,983

Zoetis, Inc.
3.00%, 9/12/2027	145,000	139,587
3.90%, 8/20/2028	250,000	249,049
		4,473,623

Investments	Principal Amount	Value

Professional Services – 0.3%

Equifax, Inc.
2.60%, 12/1/2024	$150,000	$146,316
3.10%, 5/15/2030	250,000	227,951

Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	251,914
4.13%, 3/15/2029	250,000	247,774
		873,955

Real Estate Management & Development – 0.1%

CBRE Services, Inc.
4.88%, 3/1/2026	200,000	204,343

Road & Rail – 1.4%

Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	500,000	502,568
3.25%, 6/15/2027	224,000	221,059

Canadian National Railway Co.
2.75%, 3/1/2026	400,000	388,689

Canadian Pacific Railway Co.
2.45%, 12/2/2031	100,000	87,163

CSX Corp.
3.80%, 3/1/2028	100,000	99,537
4.25%, 3/15/2029	200,000	201,543

JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	301,552

Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	193,590

Union Pacific Corp.
3.15%, 3/1/2024	1,000,000	1,001,772
2.38%, 5/20/2031	500,000	441,934
		3,439,407

Semiconductors & Semiconductor Equipment – 2.8%

Broadcom Corp.
3.88%, 1/15/2027	900,000	878,931

Broadcom, Inc.
4.25%, 4/15/2026	500,000	518,623
3.46%, 9/15/2026	150,000	146,302
4.00%, 4/15/2029(b)	2,000,000	1,907,848
4.15%, 11/15/2030	149,000	141,468

Intel Corp.
1.60%, 8/12/2028	300,000	264,556

KLA Corp.
4.65%, 11/1/2024	200,000	205,090

See Accompanying Notes to the Financial Statements.

344	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Maxim Integrated Products, Inc.
3.45%, 6/15/2027	$200,000	$194,766

Micron Technology, Inc.
4.19%, 2/15/2027	500,000	497,441
4.66%, 2/15/2030	200,000	198,112

NVIDIA Corp.
1.55%, 6/15/2028	200,000	176,411

NXP BV
5.55%, 12/1/2028(b)	200,000	210,127
2.50%, 5/11/2031(b)	500,000	421,478

Qorvo, Inc.
4.38%, 10/15/2029	250,000	232,595

QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	196,208

Skyworks Solutions, Inc.
0.90%, 6/1/2023	250,000	243,879

Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	190,316
2.90%, 11/3/2027	250,000	243,188
		6,867,339

Software – 2.5%

Adobe, Inc.
2.30%, 2/1/2030	350,000	314,342

Autodesk, Inc.
3.50%, 6/15/2027	200,000	194,938

Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	202,514

Microsoft Corp.
3.63%, 12/15/2023	475,000	482,095
2.70%, 2/12/2025	640,000	633,683
3.13%, 11/3/2025	276,000	276,971
3.30%, 2/6/2027	339,000	339,987

Oracle Corp.
2.50%, 4/1/2025	500,000	478,070
1.65%, 3/25/2026	500,000	452,475
2.65%, 7/15/2026	400,000	373,739
2.80%, 4/1/2027	500,000	463,545
2.30%, 3/25/2028	600,000	524,202
2.95%, 4/1/2030	500,000	432,811

VMware, Inc.
1.40%, 8/15/2026	150,000	134,686
1.80%, 8/15/2028	950,000	809,456
		6,113,514

Investments	Principal Amount	Value

Specialty Retail – 2.0%

Advance Auto Parts, Inc.
1.75%, 10/1/2027	$60,000	$52,744

AutoZone, Inc.
3.25%, 4/15/2025	540,000	533,499
3.13%, 4/21/2026	125,000	121,837
3.75%, 6/1/2027	250,000	248,051

Best Buy Co., Inc.
4.45%, 10/1/2028	200,000	203,231

Home Depot, Inc. (The)
3.35%, 9/15/2025	3,000	3,004
2.13%, 9/15/2026	500,000	475,247
2.50%, 4/15/2027	200,000	190,775
2.80%, 9/14/2027	450,000	433,399
0.90%, 3/15/2028	500,000	427,055
3.90%, 12/6/2028	60,000	60,080

Lowe’s Cos., Inc.
3.10%, 5/3/2027	500,000	485,076
1.30%, 4/15/2028	250,000	213,628
3.65%, 4/5/2029	500,000	483,042

O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	297,086
3.60%, 9/1/2027	200,000	196,531
4.35%, 6/1/2028	550,000	555,241
		4,979,526

Technology Hardware, Storage & Peripherals – 3.5%

Apple, Inc.
1.13%, 5/11/2025	500,000	471,974
3.20%, 5/13/2025	300,000	301,188
3.25%, 2/23/2026	518,000	517,765
2.05%, 9/11/2026	500,000	474,132
3.35%, 2/9/2027	830,000	827,445
3.20%, 5/11/2027	625,000	617,097
3.00%, 11/13/2027	1,500,000	1,461,505
1.20%, 2/8/2028	500,000	438,660
1.40%, 8/5/2028	650,000	570,771

Dell International LLC
6.02%, 6/15/2026	1,000,000	1,057,301
5.30%, 10/1/2029	750,000	767,831

HP, Inc.
3.00%, 6/17/2027	400,000	375,864
4.00%, 4/15/2029	500,000	475,431

NetApp, Inc.
1.88%, 6/22/2025	200,000	188,825
		8,545,789

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	345

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc.
2.75%, 3/27/2027	$360,000	$348,154

Tapestry, Inc.
4.13%, 7/15/2027	58,000	56,921
		405,075

Tobacco – 1.9%

Altria Group, Inc.
2.35%, 5/6/2025	360,000	343,636
4.40%, 2/14/2026	500,000	506,173
4.80%, 2/14/2029	250,000	248,301
3.40%, 5/6/2030	300,000	270,322

BAT Capital Corp.
3.56%, 8/15/2027	1,000,000	934,434
2.73%, 3/25/2031	275,000	227,079

Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	498,219
1.50%, 5/1/2025	473,000	445,071
2.75%, 2/25/2026	500,000	484,688
0.88%, 5/1/2026	500,000	449,579

Reynolds American, Inc.
4.45%, 6/12/2025	200,000	201,781
		4,609,283

Trading Companies & Distributors – 0.3%

Air Lease Corp.
1.88%, 8/15/2026	500,000	446,143

Aircastle Ltd.
4.25%, 6/15/2026	250,000	241,677
		687,820

Water Utilities – 0.3%

American Water Capital Corp.
3.00%, 12/1/2026	500,000	491,362
2.95%, 9/1/2027	200,000	192,243
		683,605

Investments	Principal Amount	Value

Wireless Telecommunication Services – 0.1%

T-Mobile USA, Inc.
3.88%, 4/15/2030	$200,000	$189,984
Total Corporate Bonds (Cost $264,573,693)		242,634,200

Total Investments – 98.6% (Cost $264,573,693)		242,634,200

Other assets less liabilities – 1.4%		3,508,957
NET ASSETS – 100.0%		$246,143,157

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,266
Aggregate gross unrealized depreciation	(22,222,174)
Net unrealized depreciation	$(22,169,908)
Federal income tax cost	$264,804,108

Security Type	% of Net Assets
Corporate Bonds	98.6%
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

346	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.2%

Aerospace & Defense – 1.0%

Boeing Co. (The)
5.81%, 5/1/2050	$150,000	$151,155

L3Harris Technologies, Inc.
5.05%, 4/27/2045	100,000	103,398

Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	120,950

Precision Castparts Corp.
3.90%, 1/15/2043	100,000	92,285
		467,788

Air Freight & Logistics – 0.2%

FedEx Corp.
5.25%, 5/15/2050	100,000	102,807

Auto Components – 0.3%

Aptiv plc
5.40%, 3/15/2049	50,000	49,644

Lear Corp.
5.25%, 5/15/2049	75,000	70,577
		120,221

Banks – 8.2%

Bank of America Corp.
6.11%, 1/29/2037	250,000	276,451
7.75%, 5/14/2038	200,000	257,504
4.08%, 3/20/2051(a)	250,000	226,284

Citigroup, Inc.
5.88%, 1/30/2042	135,000	151,533
6.68%, 9/13/2043	150,000	178,411
5.30%, 5/6/2044	100,000	101,918
4.75%, 5/18/2046	135,000	129,466
4.65%, 7/23/2048	195,000	193,334

Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	114,630

Fifth Third Bancorp
8.25%, 3/1/2038	125,000	173,093

HSBC Holdings plc
6.80%, 6/1/2038	100,000	113,044
5.25%, 3/14/2044	200,000	194,811

JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	41,578

Investments	Principal Amount	Value

Banks – (continued)
4.95%, 6/1/2045	$350,000	$352,192
3.33%, 4/22/2052(a)	100,000	80,266

Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	174,099

Regions Financial Corp.
7.38%, 12/10/2037	100,000	126,154

Wells Fargo & Co.
3.07%, 4/30/2041(a)	200,000	161,601
5.38%, 11/2/2043	265,000	277,826
5.61%, 1/15/2044	100,000	107,292
4.90%, 11/17/2045	300,000	294,442
5.01%, 4/4/2051(a)	100,000	104,896
		3,830,825

Beverages – 1.5%

Anheuser-Busch Cos. LLC
4.90%, 2/1/2046	50,000	49,472

Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048	25,000	23,658
5.55%, 1/23/2049	50,000	53,733
5.80%, 1/23/2059	100,000	109,617

Coca-Cola Co. (The)
3.00%, 3/5/2051	200,000	164,620

Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	155,017

Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	77,846
3.75%, 5/1/2050	100,000	83,952
		717,915

Biotechnology – 4.9%

AbbVie, Inc.
4.05%, 11/21/2039	150,000	137,817
4.85%, 6/15/2044	200,000	200,475
4.88%, 11/14/2048	200,000	201,320
4.25%, 11/21/2049	100,000	92,062

Amgen, Inc.
5.15%, 11/15/2041	228,000	236,445
4.40%, 5/1/2045	200,000	186,908
4.56%, 6/15/2048	100,000	96,540
3.38%, 2/21/2050	100,000	78,585
4.66%, 6/15/2051	250,000	241,743
2.77%, 9/1/2053	137,000	95,017

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	347

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Biotechnology – (continued)

Gilead Sciences, Inc.
5.65%, 12/1/2041	$100,000	$110,896
4.80%, 4/1/2044	150,000	148,093
4.75%, 3/1/2046	300,000	297,532
4.15%, 3/1/2047	100,000	91,947

Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	71,245
		2,286,625

Building Products – 0.2%

Masco Corp.
4.50%, 5/15/2047	50,000	46,134

Owens Corning
4.40%, 1/30/2048	50,000	45,283
		91,417

Capital Markets – 2.6%

CI Financial Corp.
4.10%, 6/15/2051	100,000	78,350

Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	100,000	115,807
4.02%, 10/31/2038(a)	130,000	119,281
4.75%, 10/21/2045	85,000	84,181

Jefferies Group LLC
6.50%, 1/20/2043	100,000	109,619

Legg Mason, Inc.
5.63%, 1/15/2044	75,000	82,976

Moody’s Corp.
2.75%, 8/19/2041	100,000	76,863
5.25%, 7/15/2044	100,000	104,992
4.88%, 12/17/2048	50,000	50,402

Morgan Stanley
6.38%, 7/24/2042	75,000	90,492
4.30%, 1/27/2045	60,000	56,949

Nasdaq, Inc.
3.25%, 4/28/2050	100,000	77,520

S&P Global, Inc.
3.70%, 3/1/2052(b)	100,000	87,712
2.30%, 8/15/2060	100,000	64,131
		1,199,275

Chemicals – 1.5%

Albemarle Corp.
5.45%, 12/1/2044	50,000	51,448

Investments	Principal Amount	Value

Chemicals – (continued)

Dow Chemical Co. (The)
9.40%, 5/15/2039	$58,000	$86,710

FMC Corp.
4.50%, 10/1/2049	50,000	47,282

LYB International Finance BV
4.88%, 3/15/2044	100,000	96,672

LYB International Finance III LLC
4.20%, 10/15/2049	50,000	44,139

LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	91,493

RPM International, Inc.
4.25%, 1/15/2048	50,000	46,068

Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	139,041
3.80%, 8/15/2049	100,000	85,976
		688,829

Commercial Services & Supplies – 0.1%

Republic Services, Inc.
6.20%, 3/1/2040	50,000	57,667

Communications Equipment – 0.7%

Cisco Systems, Inc.
5.90%, 2/15/2039	185,000	221,154
5.50%, 1/15/2040	100,000	115,190
		336,344

Construction & Engineering – 0.2%

Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	97,812

Diversified Telecommunication Services – 3.8%

AT&T, Inc.
3.65%, 6/1/2051	100,000	81,528
3.30%, 2/1/2052	50,000	38,095
3.55%, 9/15/2055	100,000	77,778
3.80%, 12/1/2057	482,000	387,806

Bell Canada
4.30%, 7/29/2049	25,000	23,653

Bell Canada (The)
4.46%, 4/1/2048	150,000	143,857

Telefonica Emisiones SA
5.52%, 3/1/2049	150,000	151,091

TELUS Corp.
4.30%, 6/15/2049	50,000	47,780

See Accompanying Notes to the Financial Statements.

348	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – (continued)

Verizon Communications, Inc.
3.40%, 3/22/2041	$300,000	$253,237
4.00%, 3/22/2050	150,000	134,765
2.88%, 11/20/2050	100,000	73,436
3.55%, 3/22/2051	200,000	165,395
3.88%, 3/1/2052	250,000	219,297
		1,797,718

Electric Utilities – 4.5%

AEP Texas, Inc.
3.45%, 5/15/2051	100,000	79,259

American Electric Power Co., Inc.
3.25%, 3/1/2050	50,000	38,616

Appalachian Power Co.
7.00%, 4/1/2038	100,000	120,225
Series Y, 4.50%, 3/1/2049	100,000	94,889

Duke Energy Corp.
4.80%, 12/15/2045	150,000	143,813
3.75%, 9/1/2046	150,000	124,858

Emera US Finance LP
4.75%, 6/15/2046	100,000	94,015

Georgia Power Co.
4.30%, 3/15/2042	100,000	91,052

MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	97,512

Oklahoma Gas and Electric Co.
4.15%, 4/1/2047	150,000	140,236

Pacific Gas & Electric Co.
4.95%, 7/1/2050	50,000	41,925

PacifiCorp
6.25%, 10/15/2037	100,000	115,175

Southern California Edison Co.
5.50%, 3/15/2040	100,000	103,928
4.50%, 9/1/2040	125,000	115,933
4.00%, 4/1/2047	75,000	64,534
Series C, 4.13%, 3/1/2048	100,000	87,856
Series B, 4.88%, 3/1/2049	100,000	97,367

Southern Co. (The)
4.40%, 7/1/2046	150,000	137,410

Southwestern Electric Power Co.
Series L, 3.85%, 2/1/2048	100,000	85,780

Tampa Electric Co.
3.45%, 3/15/2051	200,000	165,586

Investments	Principal Amount	Value

Electric Utilities – (continued)

Tucson Electric Power Co.
4.00%, 6/15/2050	$100,000	$90,494
		2,130,463

Electrical Equipment – 0.1%

Emerson Electric Co.
5.25%, 11/15/2039	50,000	54,470

Electronic Equipment, Instruments & Components – 0.6%

Corning, Inc.
4.38%, 11/15/2057	125,000	113,511
5.45%, 11/15/2079	50,000	49,229

Tyco Electronics Group SA
7.13%, 10/1/2037	100,000	127,024
		289,764

Entertainment – 0.5%

Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	37,516

Magallanes, Inc.
5.14%, 3/15/2052(b)	200,000	179,900
		217,416

Equity Real Estate Investment Trusts (REITs) – 1.6%

Alexandria Real Estate Equities, Inc.
4.00%, 2/1/2050	100,000	88,717

American Tower Corp.
3.10%, 6/15/2050	150,000	105,397

Crown Castle International Corp.
5.20%, 2/15/2049	100,000	100,067
4.15%, 7/1/2050	100,000	87,642
3.25%, 1/15/2051	100,000	75,254

National Retail Properties, Inc.
3.50%, 4/15/2051	150,000	119,781

Regency Centers LP
4.40%, 2/1/2047	50,000	47,171

Ventas Realty LP
5.70%, 9/30/2043	50,000	54,011

Welltower, Inc.
4.95%, 9/1/2048	50,000	51,392
		729,432

Food Products – 1.3%

Campbell Soup Co.
3.13%, 4/24/2050	100,000	74,602

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	349

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – (continued)

Conagra Brands, Inc.
5.40%, 11/1/2048	$100,000	$100,343

Kraft Heinz Foods Co.
6.50%, 2/9/2040	150,000	165,427

Mondelez International, Inc.
2.63%, 9/4/2050	150,000	106,066

Tyson Foods, Inc.
5.10%, 9/28/2048	150,000	156,449
		602,887

Gas Utilities – 0.6%

Atmos Energy Corp.
5.50%, 6/15/2041	50,000	54,780
4.13%, 10/15/2044	115,000	107,614
4.30%, 10/1/2048	100,000	95,859
		258,253

Health Care Equipment & Supplies – 0.4%

Becton Dickinson and Co.
3.79%, 5/20/2050	150,000	130,153

DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	42,411
		172,564

Health Care Providers & Services – 3.6%

AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	69,832

Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	135,814

CVS Health Corp.
5.05%, 3/25/2048	210,000	213,335

HCA, Inc.
5.50%, 6/15/2047	100,000	98,653
5.25%, 6/15/2049	100,000	95,831

Humana, Inc.
8.15%, 6/15/2038	25,000	33,374

Laboratory Corp. of America Holdings
4.70%, 2/1/2045	100,000	96,204

UnitedHealth Group, Inc.
5.95%, 2/15/2041	100,000	117,560
3.05%, 5/15/2041	300,000	251,230
4.63%, 11/15/2041	300,000	309,121

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)
3.70%, 8/15/2049	$75,000	$67,261
3.88%, 8/15/2059	100,000	89,979
3.13%, 5/15/2060	125,000	96,112
		1,674,306

Hotels, Restaurants & Leisure – 2.3%

McDonald’s Corp.
4.88%, 7/15/2040	50,000	50,791
4.60%, 5/26/2045	100,000	98,421
4.88%, 12/9/2045	125,000	126,751
4.45%, 3/1/2047	100,000	96,648
4.45%, 9/1/2048	100,000	96,398
3.63%, 9/1/2049	250,000	210,184
4.20%, 4/1/2050	100,000	92,655

Starbucks Corp.
4.50%, 11/15/2048	50,000	47,759
4.45%, 8/15/2049	100,000	92,806
3.50%, 11/15/2050	200,000	160,504
		1,072,917

Household Durables – 0.1%

MDC Holdings, Inc.
3.97%, 8/6/2061	100,000	66,595

Household Products – 0.1%

Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	46,647

Independent Power and Renewable Electricity Producers – 0.1%

Southern Power Co.
5.15%, 9/15/2041	50,000	48,891

Industrial Conglomerates – 0.3%

Honeywell International, Inc.
5.70%, 3/15/2036	100,000	115,497

Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	48,426
		163,923

Insurance – 6.4%

Aflac, Inc.
6.45%, 8/15/2040	50,000	58,996
4.75%, 1/15/2049	50,000	51,898

See Accompanying Notes to the Financial Statements.

350	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Alleghany Corp.
4.90%, 9/15/2044	$75,000	$76,958

Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	17,278

Aon Corp.
6.25%, 9/30/2040	50,000	58,172
3.90%, 2/28/2052	100,000	86,679

Aon Global Ltd.
4.60%, 6/14/2044	55,000	52,652
4.75%, 5/15/2045	100,000	98,551

Arch Capital Group Ltd.
7.35%, 5/1/2034	200,000	244,986

Arthur J Gallagher & Co.
3.50%, 5/20/2051	50,000	40,669

Athene Holding Ltd.
3.45%, 5/15/2052	150,000	111,194

Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	115,000	132,353
4.20%, 8/15/2048	200,000	192,115
4.25%, 1/15/2049	150,000	145,921
2.85%, 10/15/2050	50,000	38,164

Brighthouse Financial, Inc.
4.70%, 6/22/2047	39,000	33,688

Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	48,225

Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	81,024
3.13%, 10/15/2052	50,000	37,198

Hartford Financial Services Group, Inc. (The)
2.90%, 9/15/2051	200,000	148,635

Markel Corp.
5.00%, 4/5/2046	100,000	100,603
4.15%, 9/17/2050	125,000	113,090
3.45%, 5/7/2052	100,000	79,728

Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	102,220
4.90%, 3/15/2049	100,000	104,760

MetLife, Inc.
10.75%, 8/1/2039	100,000	139,908
4.05%, 3/1/2045	100,000	93,097

Old Republic International Corp.
3.85%, 6/11/2051	50,000	40,989

Investments	Principal Amount	Value

Insurance – (continued)

Progressive Corp. (The)
4.13%, 4/15/2047	$100,000	$95,794

Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	25,484

W R Berkley Corp.
6.25%, 2/15/2037	100,000	113,058
4.75%, 8/1/2044	100,000	100,306

Willis North America, Inc.
5.05%, 9/15/2048	100,000	100,547
3.88%, 9/15/2049	50,000	41,783
		3,006,723

Interactive Media & Services – 0.1%

Alphabet, Inc.
2.25%, 8/15/2060	75,000	50,259

Internet & Direct Marketing Retail – 0.7%

Alibaba Group Holding Ltd.
2.70%, 2/9/2041	200,000	142,317
4.20%, 12/6/2047	225,000	188,954
		331,271

IT Services – 1.4%

Fiserv, Inc.
4.40%, 7/1/2049	30,000	27,201

Global Payments, Inc.
4.15%, 8/15/2049	100,000	87,603

International Business Machines Corp.
4.25%, 5/15/2049	100,000	94,626
3.43%, 2/9/2052	100,000	82,723

Mastercard, Inc.
3.65%, 6/1/2049	100,000	91,221

Visa, Inc.
4.30%, 12/14/2045	170,000	171,625

Western Union Co. (The)
6.20%, 6/21/2040	100,000	100,390
		655,389

Leisure Products – 0.1%

Hasbro, Inc.
6.35%, 3/15/2040	50,000	54,978

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	351

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – 0.7%

Dover Corp.
5.38%, 3/1/2041	$100,000	$106,497

Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	23,819

Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	40,601
3.36%, 2/15/2050	100,000	78,601

Parker-Hannifin Corp.
4.00%, 6/14/2049	100,000	89,456
		338,974

Media – 3.7%

Charter Communications Operating LLC
3.50%, 6/1/2041	250,000	183,430
6.48%, 10/23/2045	100,000	101,154
5.75%, 4/1/2048	400,000	377,258
4.80%, 3/1/2050	100,000	82,343
3.70%, 4/1/2051	250,000	177,261

Comcast Corp.
2.94%, 11/1/2056(b)	135,000	97,207
2.99%, 11/1/2063(b)	100,000	71,011

Fox Corp.
5.48%, 1/25/2039	100,000	103,854
5.58%, 1/25/2049	50,000	52,060

Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	54,076

Time Warner Cable LLC
7.30%, 7/1/2038	200,000	224,983
6.75%, 6/15/2039	100,000	107,005
5.88%, 11/15/2040	100,000	98,139
		1,729,781

Metals & Mining – 3.8%

ArcelorMittal SA
6.75%, 3/1/2041(c)	100,000	107,721

Barrick Gold Corp.
5.25%, 4/1/2042	50,000	52,444

Barrick North America Finance LLC
5.75%, 5/1/2043	100,000	110,679

Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	80,000	89,892

Investments	Principal Amount	Value

Metals & Mining – (continued)

BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	$50,000	$48,289
5.00%, 9/30/2043	245,000	266,020

Freeport-McMoRan, Inc.
5.45%, 3/15/2043	200,000	200,233

Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	81,997

Southern Copper Corp.
7.50%, 7/27/2035	100,000	121,157
6.75%, 4/16/2040	50,000	58,582
5.88%, 4/23/2045	150,000	164,864

Vale Overseas Ltd.
6.88%, 11/21/2036	150,000	165,424
6.88%, 11/10/2039	200,000	220,070

Vale SA
5.63%, 9/11/2042	100,000	97,551
		1,784,923

Multiline Retail – 0.1%

Dollar General Corp.
4.13%, 4/3/2050	50,000	44,094

Multi-Utilities – 3.3%

Ameren Illinois Co.
4.80%, 12/15/2043	100,000	100,913

Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	227,854
4.45%, 1/15/2049	100,000	96,620
4.25%, 10/15/2050	150,000	141,349
2.85%, 5/15/2051	200,000	146,501

Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	100,000	96,500
4.50%, 5/15/2058	130,000	122,501
3.70%, 11/15/2059	100,000	82,040
3.60%, 6/15/2061	100,000	81,279

Dominion Energy, Inc.
Series A, 4.60%, 3/15/2049	100,000	98,704

NiSource, Inc.
4.38%, 5/15/2047	100,000	90,319
3.95%, 3/30/2048	150,000	128,152

Sempra Energy
4.00%, 2/1/2048	100,000	88,422

See Accompanying Notes to the Financial Statements.

352	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – (continued)

Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	$50,000	$46,015
		1,547,169

Oil, Gas & Consumable Fuels – 13.8%

Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	110,339
6.25%, 3/15/2038	100,000	110,418
6.75%, 2/1/2039	100,000	114,586

Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	54,063

ConocoPhillips Co.
4.03%, 3/15/2062(b)	50,000	44,952

Continental Resources, Inc.
4.90%, 6/1/2044	100,000	87,400

Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	105,194
7.38%, 10/15/2045	100,000	125,743

Enbridge, Inc.
5.50%, 12/1/2046	25,000	27,169
3.40%, 8/1/2051	100,000	78,968

Energy Transfer LP
5.80%, 6/15/2038	100,000	99,984
6.50%, 2/1/2042	200,000	210,149
5.00%, 5/15/2044(c)	50,000	43,939
6.13%, 12/15/2045	100,000	99,165
6.25%, 4/15/2049	200,000	204,329

Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	195,390
4.45%, 2/15/2043	300,000	272,488
4.85%, 3/15/2044	230,000	221,677
4.25%, 2/15/2048	85,000	75,088
3.95%, 1/31/2060	150,000	122,253

Exxon Mobil Corp.
3.45%, 4/15/2051	100,000	86,344

Hess Corp.
6.00%, 1/15/2040	50,000	53,210
5.80%, 4/1/2047	100,000	106,034

Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	114,256
6.50%, 9/1/2039	150,000	164,358
6.38%, 3/1/2041	100,000	107,070
5.50%, 3/1/2044	150,000	148,646

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Kinder Morgan, Inc.
5.55%, 6/1/2045	$125,000	$126,196
5.05%, 2/15/2046	50,000	47,633
5.20%, 3/1/2048	100,000	96,969
3.60%, 2/15/2051	100,000	77,128

Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	14,709
4.20%, 10/3/2047	145,000	126,969
4.85%, 2/1/2049	100,000	95,593
3.95%, 3/1/2050	100,000	83,879

Marathon Oil Corp.
5.20%, 6/1/2045	100,000	97,952

Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	113,051
4.50%, 4/1/2048	100,000	88,371
5.00%, 9/15/2054	100,000	91,678

MPLX LP
4.70%, 4/15/2048	200,000	177,804
4.95%, 3/14/2052	250,000	229,500
4.90%, 4/15/2058	150,000	132,328

ONEOK Partners LP
6.85%, 10/15/2037	200,000	215,079
6.13%, 2/1/2041	100,000	102,051

ONEOK, Inc.
4.95%, 7/13/2047	150,000	137,623
7.15%, 1/15/2051	100,000	114,687

Phillips 66 Partners LP
4.90%, 10/1/2046	75,000	74,777

Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	88,003
4.70%, 6/15/2044	100,000	83,691

Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	110,281

TransCanada PipeLines Ltd.
5.10%, 3/15/2049	100,000	104,788

Valero Energy Corp.
3.65%, 12/1/2051	50,000	39,205
4.00%, 6/1/2052	100,000	83,553

Williams Cos., Inc. (The)
6.30%, 4/15/2040	100,000	111,808
5.40%, 3/4/2044	50,000	50,302
4.85%, 3/1/2048	250,000	238,416
3.50%, 10/15/2051	200,000	154,166
		6,491,402

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	353

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – 1.2%

Bristol-Myers Squibb Co.
3.90%, 3/15/2062	$100,000	$88,249

Johnson & Johnson
5.85%, 7/15/2038	150,000	180,697

Royalty Pharma plc
3.55%, 9/2/2050	50,000	36,978
3.35%, 9/2/2051	100,000	71,583

Zoetis, Inc.
4.45%, 8/20/2048	100,000	99,070
3.00%, 5/15/2050	100,000	79,276
		555,853

Professional Services – 0.2%

Equifax, Inc.
7.00%, 7/1/2037	50,000	57,966

Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	42,049
		100,015

Road & Rail – 4.1%

Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	100,000	113,858
5.40%, 6/1/2041	150,000	165,230
5.15%, 9/1/2043	200,000	213,766
4.90%, 4/1/2044	300,000	312,397
4.15%, 12/15/2048	100,000	95,864

Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	111,152

CSX Corp.
6.22%, 4/30/2040	100,000	118,136
4.50%, 8/1/2054	50,000	48,873

Kansas City Southern
4.20%, 11/15/2069	50,000	43,876

Norfolk Southern Corp.
3.16%, 5/15/2055	50,000	38,356
5.10%, 8/1/2118	50,000	47,860

Union Pacific Corp.
3.80%, 10/1/2051	100,000	90,067
3.50%, 2/14/2053	100,000	85,458
3.84%, 3/20/2060	200,000	176,198
4.10%, 9/15/2067	200,000	179,998
3.75%, 2/5/2070	100,000	83,527
		1,924,616

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – 2.7%

Broadcom, Inc.
3.42%, 4/15/2033(b)	$200,000	$172,020
3.47%, 4/15/2034(b)	200,000	170,218
3.14%, 11/15/2035(b)	200,000	162,005
3.19%, 11/15/2036(b)	110,000	87,116
3.50%, 2/15/2041(b)	290,000	226,400
3.75%, 2/15/2051(b)	100,000	77,013

Intel Corp.
4.75%, 3/25/2050	150,000	155,468
4.95%, 3/25/2060	50,000	53,381

Micron Technology, Inc.
3.37%, 11/1/2041	100,000	79,779

Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	100,026
		1,283,426

Software – 2.8%

Microsoft Corp.
2.53%, 6/1/2050	200,000	150,993
2.92%, 3/17/2052	100,000	81,795
2.68%, 6/1/2060	56,000	41,314
3.04%, 3/17/2062	269,000	215,383

Oracle Corp.
6.13%, 7/8/2039	105,000	109,279
3.65%, 3/25/2041	300,000	233,212
4.13%, 5/15/2045	225,000	179,243
3.60%, 4/1/2050	200,000	144,070
4.38%, 5/15/2055	115,000	90,628
3.85%, 4/1/2060	125,000	88,850
		1,334,767

Specialty Retail – 2.0%

Home Depot, Inc. (The)
5.95%, 4/1/2041	100,000	118,105
4.88%, 2/15/2044	75,000	79,149
4.50%, 12/6/2048	200,000	201,943
2.75%, 9/15/2051	250,000	189,367

Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	88,102
4.55%, 4/5/2049	150,000	142,691
5.13%, 4/15/2050	100,000	103,165
		922,522

See Accompanying Notes to the Financial Statements.

354	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – 2.9%

Apple, Inc.
4.38%, 5/13/2045	$100,000	$102,019
4.65%, 2/23/2046	190,000	202,122
2.95%, 9/11/2049	100,000	81,259
2.65%, 2/8/2051	100,000	76,206
2.70%, 8/5/2051	200,000	154,907
2.55%, 8/20/2060	100,000	70,693
2.80%, 2/8/2061	100,000	73,619

Dell International LLC
3.38%, 12/15/2041(b)	250,000	188,063
8.35%, 7/15/2046	62,000	83,149
3.45%, 12/15/2051(b)	100,000	70,881

Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	150,000	159,573

HP, Inc.
6.00%, 9/15/2041	100,000	105,504
		1,367,995

Tobacco – 5.5%

Altria Group, Inc.
5.80%, 2/14/2039	300,000	298,328
4.25%, 8/9/2042	140,000	112,974
4.50%, 5/2/2043	100,000	83,633
5.38%, 1/31/2044	225,000	211,902
5.95%, 2/14/2049	250,000	245,455
3.70%, 2/4/2051	100,000	71,665

BAT Capital Corp.
4.39%, 8/15/2037	250,000	213,502
3.73%, 9/25/2040	100,000	74,999
4.54%, 8/15/2047	200,000	159,282
4.76%, 9/6/2049	100,000	81,966
3.98%, 9/25/2050	150,000	108,707

Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	56,777
4.13%, 3/4/2043	330,000	285,343
4.25%, 11/10/2044	350,000	307,453

Reynolds American, Inc.
6.15%, 9/15/2043	100,000	96,576
5.85%, 8/15/2045	175,000	163,945
		2,572,507

Trading Companies & Distributors – 0.2%

WW Grainger, Inc.
4.60%, 6/15/2045	100,000	101,912

Investments	Principal Amount	Value

Water Utilities – 0.5%

American Water Capital Corp.
3.45%, 5/1/2050	$200,000	$169,225
3.25%, 6/1/2051	100,000	81,703
		250,928

Wireless Telecommunication Services – 0.7%

Rogers Communications, Inc.
4.30%, 2/15/2048	100,000	87,401
4.35%, 5/1/2049	100,000	88,574
3.70%, 11/15/2049	50,000	39,753
4.55%, 3/15/2052(b)	150,000	133,790
		349,518
Total Corporate Bonds (Cost $56,021,111)		46,122,793

Total Investments – 98.2% (Cost $56,021,111)		46,122,793

Other assets less liabilities – 1.8%		853,659
NET ASSETS – 100.0%		$46,976,452

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,998
Aggregate gross unrealized depreciation	(9,942,724)
Net unrealized depreciation	$(9,924,726)
Federal income tax cost	$56,047,519

Security Type	% of Net Assets
Corporate Bonds	98.2%
Others(1)	1.8
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	355

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.3%

Aerospace & Defense – 3.2%

Bombardier, Inc.
7.13%, 6/15/2026(a)	$3,655,000	$3,367,004
6.00%, 2/15/2028(a)	2,620,000	2,269,732

F-Brasile SpA Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,458,187

Howmet Aerospace, Inc.
5.95%, 2/1/2037	50,000	50,608

Rolls-Royce plc
5.75%, 10/15/2027(a)	185,000	178,648

Spirit AeroSystems, Inc.
3.95%, 6/15/2023	190,000	186,807
7.50%, 4/15/2025(a)	1,840,000	1,869,615
4.60%, 6/15/2028	1,065,000	920,501

TransDigm UK Holdings plc
6.88%, 5/15/2026	705,000	702,416

TransDigm, Inc.
8.00%, 12/15/2025(a)	1,210,000	1,259,156
6.25%, 3/15/2026(a)	5,530,000	5,515,428
6.38%, 6/15/2026	1,060,000	1,048,049
7.50%, 3/15/2027	750,000	756,645
5.50%, 11/15/2027	5,325,000	4,889,788
4.63%, 1/15/2029	1,090,000	949,761
4.88%, 5/1/2029	1,105,000	970,085

Triumph Group, Inc.
6.25%, 9/15/2024(a)	405,000	390,384

Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024(a)	1,900,000	1,059,250
		27,842,064

Air Freight & Logistics – 0.1%

Western Global Airlines LLC
10.38%, 8/15/2025(a)	915,000	939,449

Airlines – 1.2%

American Airlines Group, Inc.
3.75%, 3/1/2025(a)	1,095,000	978,903

American Airlines, Inc.
11.75%, 7/15/2025(a)	3,025,000	3,484,588
5.50%, 4/20/2026(a)	4,310,000	4,277,309

Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,645,000	1,599,269

Investments	Principal Amount	Value

Airlines – (continued)

United Airlines Holdings, Inc.
5.00%, 2/1/2024	$210,000	$208,708
		10,548,777

Auto Components – 1.7%

Allison Transmission, Inc.
3.75%, 1/30/2031(a)	285,000	246,990

American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,105,000	1,042,927

Clarios Global LP
6.75%, 5/15/2025(a)	605,000	617,914
8.50%, 5/15/2027(a)	3,600,000	3,602,304

Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	285,000	288,259

Dealer Tire LLC
8.00%, 2/1/2028(a)	885,000	866,884

Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)	1,850,000	1,519,312

Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/2028	500,000	506,045

Icahn Enterprises LP
5.25%, 5/15/2027	1,470,000	1,375,714
4.38%, 2/1/2029	695,000	600,855

IHO Verwaltungs GmbH
6.00%, 5/15/2027(a) (b)	185,000	171,792
6.38%, 5/15/2029(a) (b)	600,000	571,827

Patrick Industries, Inc.
7.50%, 10/15/2027(a)	180,000	182,151
4.75%, 5/1/2029(a)	1,175,000	1,009,031

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	1,935,000	1,571,723

Wheel Pros, Inc.
6.50%, 5/15/2029(a)	1,120,000	852,667
		15,026,395

Automobiles – 1.0%

Ford Motor Co.
6.63%, 10/1/2028	330,000	342,436
6.38%, 2/1/2029	150,000	151,667
9.63%, 4/22/2030	750,000	917,865
7.45%, 7/16/2031	1,182,000	1,287,175

See Accompanying Notes to the Financial Statements.

356	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Automobiles – (continued)
3.25%, 2/12/2032	$1,555,000	$1,265,980
4.75%, 1/15/2043	996,000	803,707
7.40%, 11/1/2046	450,000	486,790
5.29%, 12/8/2046	615,000	528,525

Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	535,000	536,035

Mclaren Finance plc
7.50%, 8/1/2026(a)	1,060,000	1,027,269

PM General Purchaser LLC
9.50%, 10/1/2028(a)	1,685,000	1,628,232
		8,975,681

Banks – 0.5%

Intesa Sanpaolo SpA
4.20%, 6/1/2032(a) (c)	585,000	485,626

UniCredit SpA
7.30%, 4/2/2034(a) (c)	2,360,000	2,388,703
5.46%, 6/30/2035(a) (c)	1,715,000	1,550,852
		4,425,181

Beverages – 0.4%

Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	1,815,000	1,579,422

Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	2,400,000	1,997,639
		3,577,061

Building Products – 1.7%

Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	1,525,000	1,270,729

CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	1,614,000	1,350,256

Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	925,000	896,718

Griffon Corp.
5.75%, 3/1/2028	3,105,000	2,777,128

MIWD Holdco II LLC
5.50%, 2/1/2030(a)	1,365,000	1,182,363

New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	795,000	727,687
9.75%, 7/15/2028(a)	1,105,000	1,089,475

Investments	Principal Amount	Value

Building Products – (continued)

Oscar AcquisitionCo LLC
9.50%, 4/15/2030(a)	$1,850,000	$1,687,589

SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	2,075,000	1,995,434

Standard Industries, Inc.
4.38%, 7/15/2030(a)	805,000	672,175
3.38%, 1/15/2031(a)	420,000	336,036
Victors Merger Corp.
6.38%, 5/15/2029(a)	1,880,000	1,144,647
		15,130,237

Capital Markets – 0.4%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	465,000	492,200

Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	1,095,000	1,021,104

Coinbase Global, Inc.
3.38%, 10/1/2028(a)	190,000	147,861
3.63%, 10/1/2031(a)	640,000	475,594

Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	280,000	251,650

Hightower Holding LLC
6.75%, 4/15/2029(a)	780,000	721,835

Nomura Holdings, Inc.
2.65%, 1/16/2025	705,000	683,776
		3,794,020

Chemicals – 4.0%

ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	2,295,000	2,023,731
7.50%, 9/30/2029(a)	1,175,000	975,520

Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	1,165,000	1,108,235
3.38%, 2/15/2029(a)	150,000	129,995

Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	1,895,000	1,681,813

Chemours Co. (The)
5.75%, 11/15/2028(a)	1,830,000	1,717,803
4.63%, 11/15/2029(a)	935,000	811,182

Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	480,000	427,142

CVR Partners LP
6.13%, 6/15/2028(a)	1,065,000	1,045,212

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	357

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)

EverArc Escrow Sarl
5.00%, 10/30/2029(a)	$1,845,000	$1,620,150

FXI Holdings, Inc.
7.88%, 11/1/2024(a)	550,000	542,905
12.25%, 11/15/2026(a)	1,015,000	1,083,513

Gates Global LLC
6.25%, 1/15/2026(a)	510,000	503,362

GPD Cos., Inc.
10.13%, 4/1/2026(a)	550,000	574,087

HB Fuller Co.
4.25%, 10/15/2028	260,000	233,051

Herens Holdco Sarl
4.75%, 5/15/2028(a)	1,075,000	944,656

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	1,105,000	1,051,109

LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	955,000	833,123

Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	430,000	402,293

NOVA Chemicals Corp.
4.25%, 5/15/2029(a)	400,000	346,714

Olympus Water US Holding Corp.
4.25%, 10/1/2028(a)	1,525,000	1,350,052
6.25%, 10/1/2029(a)	1,070,000	889,422

PMHC II, Inc.
9.00%, 2/15/2030(a)	2,390,000	1,927,105

Polar US Borrower LLC
6.75%, 5/15/2026(a)	950,000	775,993

Rain CII Carbon LLC
7.25%, 4/1/2025(a)	570,000	549,426

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	2,485,000	2,182,625
6.63%, 5/1/2029(a)	2,190,000	1,749,328

SCIL IV LLC
5.38%, 11/1/2026(a)	1,170,000	1,069,164

Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	420,000	405,913
5.13%, 4/1/2029(a)	1,220,000	1,075,162

Tronox, Inc.
4.63%, 3/15/2029(a)	1,900,000	1,702,742

Investments	Principal Amount	Value

Chemicals – (continued)

Valvoline, Inc.
4.25%, 2/15/2030(a)	$300,000	$260,798
3.63%, 6/15/2031(a)	200,000	162,870

Venator Finance Sarl
9.50%, 7/1/2025(a)	150,000	156,704

WR Grace Holdings LLC
5.63%, 8/15/2029(a)	3,425,000	2,926,320
		35,239,220

Commercial Services & Supplies – 4.7%

ADT Security Corp. (The)
4.13%, 8/1/2029(a)	255,000	216,945

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,080,000	2,009,613
9.75%, 7/15/2027(a)	2,410,000	2,342,351
4.63%, 6/1/2028(a)	3,225,000	2,848,191
6.00%, 6/1/2029(a)	2,955,000	2,426,838

Aptim Corp.
7.75%, 6/15/2025(a)	1,795,000	1,409,075

APX Group, Inc.
6.75%, 2/15/2027(a)	1,195,000	1,186,187

Aramark Services, Inc.
5.00%, 2/1/2028(a)	1,803,000	1,681,171

Cimpress plc
7.00%, 6/15/2026(a)	550,000	513,604

CoreCivic, Inc.
8.25%, 4/15/2026	1,320,000	1,358,386
4.75%, 10/15/2027	780,000	696,427

Covanta Holding Corp.
5.00%, 9/1/2030	300,000	271,402

Deluxe Corp.
8.00%, 6/1/2029(a)	1,350,000	1,282,547

Garda World Security Corp.
4.63%, 2/15/2027(a)	780,000	709,305
9.50%, 11/1/2027(a)	985,000	969,127
6.00%, 6/1/2029(a)	1,395,000	1,157,710

GEO Group, Inc. (The)
REIT, 5.88%, 10/15/2024	690,000	615,118

GFL Environmental, Inc.
4.00%, 8/1/2028(a)	1,840,000	1,621,684

Harsco Corp.
5.75%, 7/31/2027(a)	695,000	634,226

Intrado Corp.
8.50%, 10/15/2025(a)	2,170,000	1,946,631

See Accompanying Notes to the Financial Statements.

358	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – (continued)

Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	$460,000	$432,264

Madison IAQ LLC
4.13%, 6/30/2028(a)	315,000	277,989
5.88%, 6/30/2029(a)	3,200,000	2,611,968

Nielsen Finance LLC
5.88%, 10/1/2030(a)	800,000	771,384

Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	835,000	835,017
3.38%, 8/31/2027(a)	1,470,000	1,261,253
6.25%, 1/15/2028(a)	4,435,000	3,980,634

Stericycle, Inc.
5.38%, 7/15/2024(a)	610,000	608,695
3.88%, 1/15/2029(a)	45,000	39,743

Vericast Corp.
11.00%, 9/15/2026(a)	4,040,000	3,795,095

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	1,060,000	944,338
		41,454,918

Construction & Engineering – 1.9%

Artera Services LLC
9.03%, 12/4/2025(a)	3,120,000	2,952,472

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	3,272,000	2,957,544

Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	465,000	435,382

Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	760,000	692,523
7.50%, 4/15/2032(a)	950,000	885,305

Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)	640,000	604,138

HTA Group Ltd.
7.00%, 12/18/2025(a)	415,000	411,634

IEA Energy Services LLC
6.63%, 8/15/2029(a)	875,000	801,741

Investments	Principal Amount	Value

Construction & Engineering – (continued)

INNOVATE Corp.
8.50%, 2/1/2026(a)	$1,045,000	$1,009,005

Pike Corp.
5.50%, 9/1/2028(a)	2,430,000	2,232,915

Promontoria Holding 264 BV
7.88%, 3/1/2027(a)	1,050,000	988,412

Railworks Holdings LP
8.25%, 11/15/2028(a)	830,000	825,219

VM Consolidated, Inc.
5.50%, 4/15/2029(a)	1,075,000	963,436

Weekley Homes LLC
4.88%, 9/15/2028(a)	725,000	640,601
		16,400,327

Consumer Finance – 2.2%

Cobra AcquisitionCo LLC
6.38%, 11/1/2029(a)	1,265,000	969,351

Curo Group Holdings Corp.
7.50%, 8/1/2028(a)	3,160,000	2,634,950

Enova International, Inc.
8.50%, 9/1/2024(a)	610,000	612,855

FirstCash, Inc.
4.63%, 9/1/2028(a)	1,082,000	986,021
5.63%, 1/1/2030(a)	975,000	908,447

Ford Motor Credit Co. LLC
4.54%, 8/1/2026	645,000	617,562
3.82%, 11/2/2027	835,000	756,690
2.90%, 2/10/2029	835,000	696,344
5.11%, 5/3/2029	1,782,000	1,693,051
4.00%, 11/13/2030	2,380,000	2,068,208
3.63%, 6/17/2031	950,000	791,112

goeasy Ltd.
5.38%, 12/1/2024(a)	620,000	608,865

LFS Topco LLC
5.88%, 10/15/2026(a)	765,000	709,040

OneMain Finance Corp.
8.25%, 10/1/2023	240,000	249,062
8.88%, 6/1/2025	575,000	603,822
6.63%, 1/15/2028	1,195,000	1,180,780
5.38%, 11/15/2029	640,000	577,126
4.00%, 9/15/2030	300,000	245,969

PROG Holdings, Inc.
6.00%, 11/15/2029(a)	1,970,000	1,743,401

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	359

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

World Acceptance Corp.
7.00%, 11/1/2026(a)	$860,000	$747,198
		19,399,854

Containers & Packaging – 1.7%

Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	450,000	386,210

Cascades, Inc.
5.38%, 1/15/2028(a)	285,000	275,351

Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030(a)	3,220,000	2,941,889

Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	810,000	763,425

LABL, Inc.
6.75%, 7/15/2026(a)	760,000	732,340
5.88%, 11/1/2028(a)	1,475,000	1,351,376

Mauser Packaging Solutions Holding Co.
7.25%, 4/15/2025(a)	1,995,000	1,897,953

Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)	560,000	567,748
5.38%, 1/15/2025(a)	175,000	171,327
6.38%, 8/15/2025(a)	175,000	174,815
6.63%, 5/13/2027(a)	1,385,000	1,366,060

Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	1,170,000	1,022,469

Pactiv LLC
7.95%, 12/15/2025	275,000	269,880
8.38%, 4/15/2027	1,175,000	1,161,699

Trident TPI Holdings, Inc.
9.25%, 8/1/2024(a)	365,000	359,147
6.63%, 11/1/2025(a)	510,000	494,241

Trivium Packaging Finance BV
8.50%, 8/15/2027(a)	1,130,000	1,117,355
		15,053,285

Distributors – 0.2%

BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	2,165,000	2,031,809

Investments	Principal Amount	Value

Diversified Consumer Services – 0.9%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	$445,000	$412,426

Carriage Services, Inc.
4.25%, 5/15/2029(a)	620,000	540,231

Grand Canyon University
5.13%, 10/1/2028	765,000	738,225

Metis Merger Sub LLC
6.50%, 5/15/2029(a)	2,170,000	1,890,732

Service Corp. International
4.00%, 5/15/2031	500,000	450,775

Signal Parent, Inc.
6.13%, 4/1/2029(a)	920,000	704,695

Sotheby’s
5.88%, 6/1/2029(a)	650,000	612,741

StoneMor, Inc.
8.50%, 5/15/2029(a)	1,425,000	1,380,568

WW International, Inc.
4.50%, 4/15/2029(a)	1,540,000	1,220,465
		7,950,858

Diversified Financial Services – 1.2%

Armor Holdco, Inc.
8.50%, 11/15/2029(a)	1,225,000	1,186,014

CPI CG, Inc.
8.63%, 3/15/2026(a)	981,000	950,932

Ford Holdings LLC
9.30%, 3/1/2030	545,000	649,324

Jefferies Finance LLC
5.00%, 8/15/2028(a)	1,130,000	1,030,425

Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	450,000	420,291

Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	2,825,000	2,440,941
5.63%, 1/15/2030(a)	1,495,000	1,193,152

MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)	2,080,000	1,811,087

Sabre GLBL, Inc.
7.38%, 9/1/2025(a)	670,000	678,030
		10,360,196

Diversified Telecommunication Services – 6.3%

Altice France Holding SA
10.50%, 5/15/2027(a)	590,000	598,826
6.00%, 2/15/2028(a)	3,770,000	3,120,090

See Accompanying Notes to the Financial Statements.

360	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – (continued)

Altice France SA
5.50%, 1/15/2028(a)	$1,910,000	$1,685,499
5.13%, 1/15/2029(a)	1,295,000	1,100,582
5.13%, 7/15/2029(a)	3,605,000	3,057,797
5.50%, 10/15/2029(a)	5,985,000	5,109,005

CCO Holdings LLC
5.00%, 2/1/2028(a)	555,000	529,376
5.38%, 6/1/2029(a)	260,000	246,693
4.75%, 3/1/2030(a)	1,410,000	1,257,551
4.50%, 8/15/2030(a)	1,220,000	1,066,469
4.25%, 2/1/2031(a)	2,035,000	1,718,965
4.75%, 2/1/2032(a)	325,000	280,517
4.50%, 5/1/2032	1,772,000	1,504,729
4.50%, 6/1/2033(a)	620,000	508,214
4.25%, 1/15/2034(a)	1,480,000	1,179,123

Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	700,000	640,010
6.75%, 5/1/2029(a)	3,130,000	2,824,277
5.88%, 11/1/2029	2,635,000	2,290,803
6.00%, 1/15/2030(a)	2,895,000	2,520,662

Iliad Holding SASU
6.50%, 10/15/2026(a)	1,415,000	1,361,711
7.00%, 10/15/2028(a)	1,720,000	1,628,574

Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	1,135,000	1,068,103

Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	935,000	791,627
3.63%, 1/15/2029(a)	175,000	142,438

Lumen Technologies, Inc.
5.63%, 4/1/2025	390,000	381,036
5.13%, 12/15/2026(a)	2,780,000	2,506,906
Series G, 6.88%, 1/15/2028	1,010,000	963,934
4.50%, 1/15/2029(a)	3,050,000	2,413,450
5.38%, 6/15/2029(a)	3,085,000	2,521,247

Sprint Capital Corp.
8.75%, 3/15/2032	680,000	865,300

Telecom Italia Capital SA
6.38%, 11/15/2033	810,000	709,337
6.00%, 9/30/2034	180,000	157,569

Telesat Canada
5.63%, 12/6/2026(a)	1,580,000	1,127,828

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)

Virgin Media Finance plc
5.00%, 7/15/2030(a)	$3,380,000	$2,944,994

Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	1,250,000	1,158,312
4.50%, 8/15/2030(a)	200,000	173,936

Windstream Escrow LLC
7.75%, 8/15/2028(a)	2,806,000	2,677,359
		54,832,849

Electric Utilities – 0.9%

Emera, Inc. Series 16-A, 6.75%, 6/15/2076(c)	1,415,000	1,439,763

FirstEnergy Corp. Series C, 7.38%, 11/15/2031	1,155,000	1,329,549
Series C, 5.35%, 7/15/2047(d)	225,000	210,653
Series C, 3.40%, 3/1/2050	340,000	253,861

NextEra Energy Operating Partners LP
4.25%, 7/15/2024(a)	690,000	684,832

NRG Energy, Inc.
3.63%, 2/15/2031(a)	815,000	679,787
3.88%, 2/15/2032(a)	455,000	380,494

PG&E Corp.
5.00%, 7/1/2028	1,575,000	1,449,173
5.25%, 7/1/2030	645,000	589,369

Vistra Operations Co. LLC
4.38%, 5/1/2029(a)	585,000	531,613
		7,549,094

Electronic Equipment, Instruments & Components – 0.2%

Likewize Corp.
9.75%, 10/15/2025(a)	910,000	886,190

TTM Technologies, Inc.
4.00%, 3/1/2029(a)	680,000	595,874
		1,482,064

Energy Equipment & Services – 2.2%

Archrock Partners LP
6.88%, 4/1/2027(a)	725,000	727,103
6.25%, 4/1/2028(a)	1,680,000	1,631,809

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	361

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Energy Equipment & Services – (continued)

Bristow Group, Inc.
6.88%, 3/1/2028(a)	$910,000	$893,021

CGG SA
8.75%, 4/1/2027(a)	1,364,000	1,355,584

Oceaneering International, Inc.
6.00%, 2/1/2028	640,000	596,125

Precision Drilling Corp.
6.88%, 1/15/2029(a)	1,140,000	1,107,413

Tervita Corp.
11.00%, 12/1/2025(a)	195,000	217,669

Transocean Guardian Ltd.
5.88%, 1/15/2024(a)	609,429	584,187

Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(a)	292,500	295,252

Transocean Poseidon Ltd.
6.88%, 2/1/2027(a)	768,750	740,775

Transocean Proteus Ltd.
6.25%, 12/1/2024(a)	452,500	445,237

Transocean Sentry Ltd.
5.38%, 5/15/2023(a)	279,108	272,193

USA Compression Partners LP
6.88%, 4/1/2026	1,195,000	1,172,683
6.88%, 9/1/2027	2,430,000	2,378,120

Valaris Ltd.
8.25%, 4/30/2028(a) (b)	815,000	836,357

Weatherford International Ltd.
11.00%, 12/1/2024(a)	495,000	510,560
8.63%, 4/30/2030(a)	4,995,000	4,951,444

Welltec International ApS
8.25%, 10/15/2026(a)	605,000	614,273
		19,329,805

Entertainment – 0.5%

Allen Media LLC
10.50%, 2/15/2028(a)	2,340,000	2,115,056

Cinemark USA, Inc.
8.75%, 5/1/2025(a)	330,000	344,261
5.88%, 3/15/2026(a)	555,000	518,240

Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	240,000	213,060

Investments	Principal Amount	Value

Entertainment – (continued)

Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)	$1,435,000	$1,349,976
		4,540,593

Equity Real Estate Investment Trusts (REITs) – 2.6%

American Finance Trust, Inc.
4.50%, 9/30/2028(a)	935,000	796,424

Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	1,495,000	1,450,225
4.50%, 4/1/2027(a)	1,825,000	1,655,749

Diversified Healthcare Trust
4.75%, 5/1/2024	435,000	413,881
9.75%, 6/15/2025	1,255,000	1,317,103

Global Net Lease, Inc.
3.75%, 12/15/2027(a)	775,000	697,664

Iron Mountain, Inc.
5.25%, 3/15/2028(a)	760,000	725,109
4.88%, 9/15/2029(a)	300,000	275,355
5.25%, 7/15/2030(a)	2,731,000	2,507,795
4.50%, 2/15/2031(a)	400,000	343,504
5.63%, 7/15/2032(a)	1,164,000	1,065,467

Service Properties Trust
4.65%, 3/15/2024	400,000	378,564
4.35%, 10/1/2024	730,000	676,316
4.50%, 3/15/2025	485,000	434,179
7.50%, 9/15/2025	1,200,000	1,199,256
5.25%, 2/15/2026	425,000	378,822

Uniti Group LP
7.88%, 2/15/2025(a)	2,750,000	2,802,882
4.75%, 4/15/2028(a)	980,000	876,414
6.50%, 2/15/2029(a)	3,700,000	3,195,117
6.00%, 1/15/2030(a)	1,950,000	1,625,959
		22,815,785

Food & Staples Retailing – 0.1%

C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	1,010,000	861,060

Performance Food Group, Inc.
4.25%, 8/1/2029(a)	200,000	178,043

US Foods, Inc.
4.63%, 6/1/2030(a)	130,000	116,504
		1,155,607

See Accompanying Notes to the Financial Statements.

362	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – 1.3%

B&G Foods, Inc.
5.25%, 4/1/2025	$1,110,000	$1,058,622
5.25%, 9/15/2027	770,000	706,759

Chobani LLC
7.50%, 4/15/2025(a)	555,000	521,148

Post Holdings, Inc.
5.75%, 3/1/2027(a)	307,000	303,117
5.63%, 1/15/2028(a)	1,475,000	1,397,009
5.50%, 12/15/2029(a)	2,315,000	2,109,347
4.63%, 4/15/2030(a)	3,818,000	3,268,933
4.50%, 9/15/2031(a)	825,000	687,167

Sigma Holdco BV
7.88%, 5/15/2026(a)	680,000	510,036

TreeHouse Foods, Inc.
4.00%, 9/1/2028	1,280,000	1,044,557
		11,606,695

Gas Utilities – 1.0%

AmeriGas Partners LP
5.63%, 5/20/2024	880,000	880,079
5.50%, 5/20/2025	800,000	789,054
5.88%, 8/20/2026	1,340,000	1,325,006
5.75%, 5/20/2027	995,000	978,831

Ferrellgas LP
5.38%, 4/1/2026(a)	1,495,000	1,354,866
5.88%, 4/1/2029(a)	2,610,000	2,277,343

Suburban Propane Partners LP
5.88%, 3/1/2027	390,000	390,485
5.00%, 6/1/2031(a)	110,000	100,191
Superior Plus LP
4.50%, 3/15/2029(a)	805,000	736,563
		8,832,418

Health Care Equipment & Supplies – 0.4%

Avantor Funding, Inc.
4.63%, 7/15/2028(a)	105,000	100,037

Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)	1,735,000	1,516,165
5.25%, 10/1/2029(a)	1,305,000	1,137,490

Ortho-Clinical Diagnostics, Inc.
7.38%, 6/1/2025(a)	130,000	132,773
7.25%, 2/1/2028(a)	249,000	251,847

Investments	Principal Amount	Value

Health Care Equipment & Supplies – (continued)

Varex Imaging Corp.
7.88%, 10/15/2027(a)	$154,000	$158,809
		3,297,121

Health Care Providers & Services – 2.0%

AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	700,000	636,405

Air Methods Corp.
8.00%, 5/15/2025(a)	425,000	348,069

Centene Corp.
2.45%, 7/15/2028	200,000	174,769
3.00%, 10/15/2030	775,000	675,424
2.50%, 3/1/2031	250,000	208,194

DaVita, Inc.
4.63%, 6/1/2030(a)	1,823,000	1,589,227
3.75%, 2/15/2031(a)	570,000	465,656

Encompass Health Corp.
4.50%, 2/1/2028	900,000	833,593
4.75%, 2/1/2030	530,000	479,690
4.63%, 4/1/2031	200,000	176,788

Envision Healthcare Corp.
8.75%, 10/15/2026(a)	3,155,000	1,313,584

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	995,000	965,220

Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	55,000	54,494

HCA, Inc.
5.63%, 9/1/2028	150,000	155,227
3.50%, 9/1/2030	660,000	593,366

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	1,410,000	1,207,313

ModivCare, Inc.
5.88%, 11/15/2025(a)	674,000	661,336

Molina Healthcare, Inc.
3.88%, 5/15/2032(a)	400,000	351,792

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	1,840,000	1,750,613

RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	715,000	665,937

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	1,170,000	998,887

Tenet Healthcare Corp.
6.13%, 10/1/2028(a)	690,000	663,359

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	363

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	$905,000	$880,058

US Renal Care, Inc.
10.63%, 7/15/2027(a)	1,968,000	1,701,867
		17,550,868

Hotels, Restaurants & Leisure – 6.6%

1011778 BC ULC
4.38%, 1/15/2028(a)	665,000	607,674
4.00%, 10/15/2030(a)	1,960,000	1,677,956

Affinity Gaming
6.88%, 12/15/2027(a)	1,565,000	1,467,923

Boyd Gaming Corp.
8.63%, 6/1/2025(a)	215,000	224,676
4.75%, 6/15/2031(a)	485,000	439,362

CEC Entertainment LLC
6.75%, 5/1/2026(a)	1,265,000	1,190,694

Cedar Fair LP
5.38%, 4/15/2027	565,000	550,149
6.50%, 10/1/2028	380,000	381,535
5.25%, 7/15/2029	1,125,000	1,066,174

Fertitta Entertainment LLC
6.75%, 1/15/2030(a)	3,780,000	3,275,880

Full House Resorts, Inc.
8.25%, 2/15/2028(a)	700,000	693,035

Genting New York LLC
3.30%, 2/15/2026(a)	390,000	357,146

GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	1,265,000	963,127

Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032(a)	825,000	699,959

Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)	1,150,000	1,039,663
4.88%, 7/1/2031(a)	85,000	74,346

Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	1,305,000	1,280,185

Life Time, Inc.
5.75%, 1/15/2026(a)	1,105,000	1,073,679
8.00%, 4/15/2026(a)	805,000	786,968

MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)	1,700,000	1,349,460

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	$265,000	$244,166
4.50%, 6/15/2029(a)	430,000	378,929

MGM Resorts International
5.75%, 6/15/2025	365,000	362,971

Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)	2,055,000	1,805,862

Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	3,715,000	3,281,738

Motion Bondco DAC
6.63%, 11/15/2027(a)	1,435,000	1,323,350

Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)	3,065,000	2,674,540
4.63%, 4/6/2031(a)	200,000	171,343

Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(a)	1,105,000	1,142,172
11.50%, 6/1/2025(a)	1,720,000	1,871,962
4.25%, 7/1/2026(a)	820,000	742,153
5.50%, 8/31/2026(a)	1,895,000	1,765,572
5.38%, 7/15/2027(a)	1,895,000	1,741,287
7.50%, 10/15/2027	570,000	579,357

Scientific Games Holdings LP
6.63%, 3/1/2030(a)	2,365,000	2,249,966

SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/2025(a)	160,000	167,739
5.25%, 8/15/2029(a)	1,420,000	1,293,918

Six Flags Entertainment Corp.
5.50%, 4/15/2027(a)	700,000	681,621

Sizzling Platter LLC
8.50%, 11/28/2025(a)	1,310,000	1,194,563

TKC Holdings, Inc.
6.88%, 5/15/2028(a)	1,185,000	1,135,994
10.50%, 5/15/2029(a)	2,150,000	2,072,310

Travel + Leisure Co.
4.63%, 3/1/2030(a)	500,000	445,902

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	415,000	382,694
5.88%, 9/15/2027(a)	2,420,000	2,053,552
7.00%, 2/15/2029(a)	2,065,000	1,840,462

Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/2029(a)	865,000	764,465

See Accompanying Notes to the Financial Statements.

364	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

VOC Escrow Ltd.
5.00%, 2/15/2028(a)	$1,550,000	$1,404,998

Wynn Las Vegas LLC
4.25%, 5/30/2023(a)	415,000	407,271
5.50%, 3/1/2025(a)	2,465,000	2,388,215

Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	745,000	768,840

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	170,000	161,944
3.63%, 3/15/2031	600,000	516,508
4.63%, 1/31/2032	195,000	177,499
6.88%, 11/15/2037	400,000	423,792
		57,817,246

Household Durables – 1.4%

Ashton Woods USA LLC
4.63%, 8/1/2029(a)	1,190,000	1,001,188
4.63%, 4/1/2030(a)	495,000	405,935

Beazer Homes USA, Inc.
7.25%, 10/15/2029	1,080,000	1,032,745

Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)	1,040,000	977,059
5.00%, 6/15/2029(a)	585,000	517,336
4.88%, 2/15/2030(a)	1,890,000	1,580,588

Century Communities, Inc.
3.88%, 8/15/2029(a)	205,000	172,286

Empire Communities Corp.
7.00%, 12/15/2025(a)	730,000	692,595

Installed Building Products, Inc.
5.75%, 2/1/2028(a)	390,000	370,000

LGI Homes, Inc.
4.00%, 7/15/2029(a)	1,105,000	913,821

M/I Homes, Inc.
4.95%, 2/1/2028	560,000	515,939

Mattamy Group Corp.
4.63%, 3/1/2030(a)	970,000	826,919

New Home Co., Inc. (The)
7.25%, 10/15/2025(a)	800,000	757,512

Newell Brands, Inc.
5.75%, 4/1/2046(d)	291,000	271,561

Shea Homes LP
4.75%, 2/15/2028(a)	575,000	515,396

Investments	Principal Amount	Value

Household Durables – (continued)

SWF Escrow Issuer Corp.
6.50%, 10/1/2029(a)	$1,800,000	$1,393,146

Tempur Sealy International, Inc.
3.88%, 10/15/2031(a)	420,000	347,886
		12,291,912

Household Products – 0.7%

Energizer Holdings, Inc.
6.50%, 12/31/2027(a)	345,000	331,683
4.75%, 6/15/2028(a)	1,400,000	1,232,784
4.38%, 3/31/2029(a)	2,400,000	1,998,000

Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	950,000	842,037
7.00%, 12/31/2027(a)	1,745,000	1,380,923
		5,785,427

Independent Power and Renewable Electricity Producers – 0.4%

Calpine Corp.
5.13%, 3/15/2028(a)	2,300,000	2,088,779
4.63%, 2/1/2029(a)	1,535,000	1,341,337
5.00%, 2/1/2031(a)	460,000	392,847
3.75%, 3/1/2031(a)	100,000	84,408
		3,907,371

Insurance – 2.7%

Acrisure LLC
7.00%, 11/15/2025(a)	1,475,000	1,438,147
10.13%, 8/1/2026(a)	375,000	390,503
4.25%, 2/15/2029(a)	1,170,000	1,022,609
6.00%, 8/1/2029(a)	1,555,000	1,358,782

Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	2,670,000	2,527,876
5.88%, 11/1/2029(a)	920,000	859,110

Assurant, Inc.
7.00%, 3/27/2048(c)	360,000	372,368

AssuredPartners, Inc.
5.63%, 1/15/2029(a)	1,890,000	1,664,542

BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	2,090,000	1,815,792

Enstar Finance LLC
5.75%, 9/1/2040(c)	945,000	931,226
5.50%, 1/15/2042(c)	820,000	764,039

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	745,000	743,190

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	365

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

HUB International Ltd.
7.00%, 5/1/2026(a)	$1,800,000	$1,783,674
5.63%, 12/1/2029(a)	1,485,000	1,364,329

Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	275,000	351,755
4.30%, 2/1/2061(a)	225,000	170,201

NFP Corp.
6.88%, 8/15/2028(a)	6,715,000	5,934,213
		23,492,356

Interactive Media & Services – 0.4%

Rackspace Technology Global, Inc.
3.50%, 2/15/2028(a)	775,000	671,293
5.38%, 12/1/2028(a)	1,690,000	1,381,702

TripAdvisor, Inc.
7.00%, 7/15/2025(a)	425,000	436,195

ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	1,280,000	1,198,502
		3,687,692

Internet & Direct Marketing Retail – 0.6%

ANGI Group LLC
3.88%, 8/15/2028(a)	1,565,000	1,246,851

Millennium Escrow Corp.
6.63%, 8/1/2026(a)	1,445,000	1,337,160

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	2,520,000	2,334,415

QVC, Inc.
5.45%, 8/15/2034	100,000	80,317
		4,998,743

IT Services – 1.3%

Acuris Finance Us, Inc.
5.00%, 5/1/2028(a)	559,000	514,112

Ahead DB Holdings LLC
6.63%, 5/1/2028(a)	1,290,000	1,136,883

Arches Buyer, Inc.
6.13%, 12/1/2028(a)	1,601,000	1,394,895

Cablevision Lightpath LLC
5.63%, 9/15/2028(a)	895,000	768,094

Conduent Business Services LLC
6.00%, 11/1/2029(a)	1,410,000	1,298,991

Investments	Principal Amount	Value

IT Services – (continued)

Endurance International Group Holdings, Inc.
6.00%, 2/15/2029(a)	$2,365,000	$1,917,235

ION Trading Technologies Sarl
5.75%, 5/15/2028(a)	625,000	585,975

Northwest Fiber LLC
6.00%, 2/15/2028(a)	1,250,000	1,047,544
10.75%, 6/1/2028(a)	579,000	596,555

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	755,000	734,207

Tempo Acquisition LLC
5.75%, 6/1/2025(a)	130,000	131,475

Virtusa Corp.
7.13%, 12/15/2028(a)	940,000	847,255
		10,973,221

Leisure Products – 0.1%

Universal Entertainment Corp.
8.50%, 12/11/2024(a)	1,269,000	1,280,054

Machinery – 1.0%

Granite US Holdings Corp.
11.00%, 10/1/2027(a)	335,000	346,353

Husky III Holding Ltd.
13.00%, 2/15/2025(a) (b)	375,000	387,364

Interpipe Holdings plc
8.38%, 5/13/2026(a)	500,000	215,000

JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	360,000	362,383

OT Merger Corp.
7.88%, 10/15/2029(a)	820,000	698,070

SPX FLOW, Inc.
8.75%, 4/1/2030(a)	1,580,000	1,422,987

Terex Corp.
5.00%, 5/15/2029(a)	890,000	817,732

Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	1,005,000	981,237

Titan International, Inc.
7.00%, 4/30/2028	815,000	799,710

TK Elevator Holdco GmbH
7.63%, 7/15/2028(a)	950,000	915,634

TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	525,000	492,508

Wabash National Corp.
4.50%, 10/15/2028(a)	1,095,000	917,884
		8,356,862

See Accompanying Notes to the Financial Statements.

366	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Marine – 0.1%

Stena AB
7.00%, 2/1/2024(a)	$1,075,000	$1,069,775

Media – 7.5%

Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	1,255,000	1,142,094

Altice Financing SA
5.00%, 1/15/2028(a)	2,275,000	1,902,287
5.75%, 8/15/2029(a)	6,300,000	5,317,105

Cable One, Inc.
4.00%, 11/15/2030(a)	270,000	232,100

CSC Holdings LLC
7.50%, 4/1/2028(a)	1,795,000	1,657,548
6.50%, 2/1/2029(a)	1,375,000	1,308,546
5.75%, 1/15/2030(a)	6,555,000	5,402,926
4.63%, 12/1/2030(a)	1,305,000	1,000,635
5.00%, 11/15/2031(a)	200,000	154,950

Diamond Sports Group LLC
5.38%, 8/15/2026(a)	9,610,000	3,519,566
6.63%, 8/15/2027(a)	5,515,000	1,158,150

DIRECTV Holdings LLC
5.88%, 8/15/2027(a)	4,510,000	4,253,494

DISH DBS Corp.
5.88%, 11/15/2024	2,220,000	2,156,164
7.75%, 7/1/2026	4,295,000	4,045,374
5.25%, 12/1/2026(a)	1,290,000	1,186,832
7.38%, 7/1/2028	3,007,000	2,649,964
5.75%, 12/1/2028(a)	1,845,000	1,653,775
5.13%, 6/1/2029	4,714,000	3,686,301

GCI LLC
4.75%, 10/15/2028(a)	985,000	914,922

Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	425,000	366,883

Gray Television, Inc.
4.75%, 10/15/2030(a)	570,000	493,355

iHeartCommunications, Inc.
8.38%, 5/1/2027	1,785,000	1,770,256

Liberty Interactive LLC
8.50%, 7/15/2029	140,000	126,258
8.25%, 2/1/2030	135,000	119,445
McGraw-Hill Education, Inc.
5.75%, 8/1/2028(a)	2,980,000	2,665,267
8.00%, 8/1/2029(a)	2,265,000	2,030,256

Investments	Principal Amount	Value

Media – (continued)

Nexstar Media, Inc.
5.63%, 7/15/2027(a)	$110,000	$107,162

Outfront Media Capital LLC
4.63%, 3/15/2030(a)	300,000	267,360

Radiate Holdco LLC
6.50%, 9/15/2028(a)	2,915,000	2,548,468

Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	825,000	735,335

Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	665,000	583,465
5.50%, 3/1/2030(a)	1,260,000	1,031,650

Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	790,000	715,049
4.13%, 7/1/2030(a)	560,000	492,450
3.88%, 9/1/2031(a)	395,000	334,172

Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	626,000	601,974

Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	1,695,000	1,661,193

Univision Communications, Inc.
9.50%, 5/1/2025(a)	315,000	330,470

UPC Broadband Finco BV
4.88%, 7/15/2031(a)	400,000	352,226

UPC Holding BV
5.50%, 1/15/2028(a)	780,000	738,890

Urban One, Inc.
7.38%, 2/1/2028(a)	1,150,000	1,115,489

Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	885,000	805,186

VZ Secured Financing BV
5.00%, 1/15/2032(a)	765,000	661,224

Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	1,163,000	1,010,833

Ziggo BV
4.88%, 1/15/2030(a)	320,000	284,016
		65,291,065

Metals & Mining – 1.4%

Arconic Corp.
6.13%, 2/15/2028(a)	1,660,000	1,611,229

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	585,000	595,270

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	367

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – (continued)

Carpenter Technology Corp.
6.38%, 7/15/2028	$830,000	$828,489
7.63%, 3/15/2030	800,000	815,986

Century Aluminum Co.
7.50%, 4/1/2028(a)	375,000	377,257

Compass Minerals International, Inc.
4.88%, 7/15/2024(a)	135,000	133,825

Eldorado Gold Corp.
6.25%, 9/1/2029(a)	1,185,000	1,149,450

FMG Resources August 2006 Pty. Ltd.
4.38%, 4/1/2031(a)	565,000	500,714
6.13%, 4/15/2032(a)	700,000	695,125

Infrabuild Australia Pty. Ltd.
12.00%, 10/1/2024(a)	200,000	202,667

Kaiser Aluminum Corp.
4.50%, 6/1/2031(a)	300,000	259,184

Mineral Resources Ltd.
8.13%, 5/1/2027(a)	680,000	691,689

New Gold, Inc.
7.50%, 7/15/2027(a)	720,000	725,378

Perenti Finance Pty. Ltd.
6.50%, 10/7/2025(a)	370,000	371,018

Tacora Resources, Inc.
8.25%, 5/15/2026(a)	761,000	728,349

Taseko Mines Ltd.
7.00%, 2/15/2026(a)	610,000	606,166

TMS International Corp.
6.25%, 4/15/2029(a)	1,210,000	1,054,122

Warrior Met Coal, Inc.
7.88%, 12/1/2028(a)	605,000	633,868
		11,979,786

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	1,365,000	1,189,311

New Residential Investment Corp.
6.25%, 10/15/2025(a)	1,505,000	1,435,559

Starwood Property Trust, Inc.
4.38%, 1/15/2027(a)	710,000	663,101
		3,287,971

Investments	Principal Amount	Value

Multiline Retail – 0.1%

NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	$1,165,000	$1,157,958

Multi-Utilities – 0.1%

Algonquin Power & Utilities Corp.
4.75%, 1/18/2082(c)	965,000	883,911

Oil, Gas & Consumable Fuels – 12.2%

Aethon United BR LP
8.25%, 2/15/2026(a)	840,000	866,779

Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	300,000	301,189

Antero Midstream Partners LP
7.88%, 5/15/2026(a)	405,000	423,906
5.75%, 3/1/2027(a)	605,000	590,298
5.75%, 1/15/2028(a)	585,000	569,948
5.38%, 6/15/2029(a)	1,130,000	1,061,590

Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028(a)	500,000	520,648
5.88%, 6/30/2029(a)	1,050,000	1,017,681

Athabasca Oil Corp.
9.75%, 11/1/2026(a)	915,000	972,348

Baytex Energy Corp.
8.75%, 4/1/2027(a)	990,000	1,048,390

Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	915,000	889,279

Buckeye Partners LP
5.85%, 11/15/2043	320,000	255,814

California Resources Corp.
7.13%, 2/1/2026(a)	1,171,000	1,193,337

Callon Petroleum Co.
6.13%, 10/1/2024	350,000	346,012
8.25%, 7/15/2025	345,000	346,378
6.38%, 7/1/2026	885,000	855,202
8.00%, 8/1/2028(a)	940,000	973,520

Centennial Resource Production LLC
6.88%, 4/1/2027(a)	685,000	684,589

Chesapeake Energy Corp.
5.50%, 2/1/2026(a)	625,000	620,438
6.75%, 4/15/2029(a)	1,370,000	1,380,850

Citgo Holding, Inc.
9.25%, 8/1/2024(a)	1,845,000	1,835,849

See Accompanying Notes to the Financial Statements.

368	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	$1,271,000	$1,264,543
6.38%, 6/15/2026(a)	1,055,000	1,050,411

Civitas Resources, Inc.
5.00%, 10/15/2026(a)	720,000	684,954

Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(a)	610,000	655,787

CQP Holdco LP
5.50%, 6/15/2031(a)	4,190,000	3,870,093

Crescent Energy Finance LLC
7.25%, 5/1/2026(a)	1,110,000	1,089,781

Crestwood Midstream Partners LP
5.63%, 5/1/2027(a)	600,000	584,946
6.00%, 2/1/2029(a)	1,305,000	1,271,683
8.00%, 4/1/2029(a)	935,000	976,276

CVR Energy, Inc.
5.25%, 2/15/2025(a)	836,000	809,925
5.75%, 2/15/2028(a)	1,310,000	1,229,619

DCP Midstream Operating LP
6.45%, 11/3/2036(a)	125,000	139,960
6.75%, 9/15/2037(a)	100,000	112,463
5.60%, 4/1/2044	100,000	95,752

Delek Logistics Partners LP
6.75%, 5/15/2025	310,000	308,402
7.13%, 6/1/2028(a)	1,025,000	981,714

DT Midstream, Inc.
4.38%, 6/15/2031(a)	330,000	296,114

Earthstone Energy Holdings LLC
8.00%, 4/15/2027(a)	645,000	642,855

Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	1,630,000	1,635,941

Energy Ventures Gom LLC
11.75%, 4/15/2026(a)	1,060,000	1,098,462

EnLink Midstream Partners LP
5.05%, 4/1/2045	125,000	96,479
5.45%, 6/1/2047	225,000	182,682

Enviva Partners LP
6.50%, 1/15/2026(a)	758,000	773,240

EQM Midstream Partners LP
4.75%, 7/15/2023	625,000	622,694
6.00%, 7/1/2025(a)	650,000	644,969
5.50%, 7/15/2028	595,000	569,358
4.50%, 1/15/2029(a)	175,000	157,820

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Genesis Energy LP
5.63%, 6/15/2024	$255,000	$250,390
6.50%, 10/1/2025	1,100,000	1,046,457
6.25%, 5/15/2026	620,000	579,037
8.00%, 1/15/2027	2,265,000	2,224,445
7.75%, 2/1/2028	2,190,000	2,110,886

Global Partners LP
7.00%, 8/1/2027	540,000	528,536
6.88%, 1/15/2029	1,195,000	1,166,562

Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	1,100,000	1,019,100

Gran Tierra Energy, Inc.
7.75%, 5/23/2027(a)	865,000	801,474

Gulfport Energy Corp.
8.00%, 5/17/2026(a)	764,000	787,241

Harvest Midstream I LP
7.50%, 9/1/2028(a)	1,225,000	1,245,556

Holly Energy Partners LP
5.00%, 2/1/2028(a)	700,000	666,781

Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	715,000	693,661

Ithaca Energy North Sea plc
9.00%, 7/15/2026(a)	1,428,000	1,458,195

ITT Holdings LLC
6.50%, 8/1/2029(a)	3,622,000	3,226,115

Laredo Petroleum, Inc.
7.75%, 7/31/2029(a)	710,000	696,659

Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	590,000	590,687

Matador Resources Co.
5.88%, 9/15/2026	1,445,000	1,420,543

MEG Energy Corp.
7.13%, 2/1/2027(a)	1,515,000	1,541,278

Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	1,580,000	1,542,570

Murphy Oil Corp.
6.37%, 12/1/2042(d)	35,000	31,652

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	1,475,000	1,451,953
6.50%, 9/30/2026(a)	1,770,000	1,714,971

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	369

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

NGL Energy Operating LLC
7.50%, 2/1/2026(a)	$6,480,000	$6,106,072

NGL Energy Partners LP
7.50%, 11/1/2023	1,010,000	938,270
6.13%, 3/1/2025	1,145,000	962,233
7.50%, 4/15/2026	1,145,000	960,466

Northern Oil and Gas, Inc.
8.13%, 3/1/2028(a)	1,550,000	1,544,180

NuStar Logistics LP
6.00%, 6/1/2026	655,000	654,145
5.63%, 4/28/2027	640,000	615,224
6.38%, 10/1/2030	75,000	74,012

Oasis Petroleum, Inc.
6.38%, 6/1/2026(a)	470,000	472,834

Occidental Petroleum Corp.
7.15%, 5/15/2028	75,000	81,379
8.88%, 7/15/2030	1,305,000	1,569,262
6.63%, 9/1/2030	1,285,000	1,394,431
7.50%, 5/1/2031	990,000	1,130,031
6.45%, 9/15/2036	285,000	309,678
Zero Coupon, 10/10/2036	1,970,000	1,017,820
7.95%, 6/15/2039	50,000	60,713

Parkland Corp.
5.88%, 7/15/2027(a)	635,000	616,915
4.50%, 10/1/2029(a)	1,025,000	898,971
4.63%, 5/1/2030(a)	485,000	425,241

PBF Holding Co. LLC
9.25%, 5/15/2025(a)	1,580,000	1,640,238
7.25%, 6/15/2025	1,270,000	1,228,071
6.00%, 2/15/2028	2,635,000	2,323,872

PBF Logistics LP
6.88%, 5/15/2023	380,000	379,590

Penn Virginia Holdings LLC
9.25%, 8/15/2026(a)	830,000	851,788

Rockies Express Pipeline LLC
4.80%, 5/15/2030(a)	150,000	137,595
6.88%, 4/15/2040(a)	90,000	85,675

SM Energy Co.
10.00%, 1/15/2025(a)	390,000	422,081

Strathcona Resources Ltd.
6.88%, 8/1/2026(a)	590,000	571,616

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Sunoco LP
6.00%, 4/15/2027	$555,000	$558,466
5.88%, 3/15/2028	730,000	719,904
4.50%, 5/15/2029	400,000	360,226
4.50%, 4/30/2030(a)	125,000	112,196

Tallgrass Energy Partners LP
5.50%, 1/15/2028(a)	1,340,000	1,254,575
6.00%, 12/31/2030(a)	2,360,000	2,185,891
6.00%, 9/1/2031(a)	1,745,000	1,594,755

Talos Production, Inc.
12.00%, 1/15/2026	1,100,000	1,184,178

Tap Rock Resources LLC
7.00%, 10/1/2026(a)	600,000	606,891

Teine Energy Ltd.
6.88%, 4/15/2029(a)	965,000	963,133

TerraForm Power Operating LLC
5.00%, 1/31/2028(a)	985,000	920,363

Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031(a)	1,070,000	972,662
3.88%, 11/1/2033(a)	330,000	287,608

W&T Offshore, Inc.
9.75%, 11/1/2023(a)	1,060,000	1,054,324

Western Midstream Operating LP
5.45%, 4/1/2044	105,000	95,975
5.30%, 3/1/2048	330,000	286,937
5.75%, 2/1/2050(d)	525,000	463,617
		106,489,821

Paper & Forest Products – 0.6%

Clearwater Paper Corp.
4.75%, 8/15/2028(a)	215,000	189,309

Domtar Corp.
6.75%, 10/1/2028(a)	1,629,000	1,617,654

Mercer International, Inc.
5.13%, 2/1/2029	1,270,000	1,181,995

Resolute Forest Products, Inc.
4.88%, 3/1/2026(a)	300,000	286,536

Schweitzer-Mauduit International, Inc.
6.88%, 10/1/2026(a)	790,000	710,751

Sylvamo Corp.
7.00%, 9/1/2029(a)	1,245,000	1,203,672
		5,189,917

See Accompanying Notes to the Financial Statements.

370	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Personal Products – 0.5%

BellRing Brands, Inc.
7.00%, 3/15/2030(a)	$170,000	$166,384

Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	587,000	578,536

HLF Financing Sarl LLC
4.88%, 6/1/2029(a)	2,110,000	1,701,103

Oriflame Investment Holding plc
5.13%, 5/4/2026(a)	1,975,000	1,445,700

Prestige Brands, Inc.
5.13%, 1/15/2028(a)	145,000	137,926
3.75%, 4/1/2031(a)	200,000	169,847
		4,199,496

Pharmaceuticals – 2.2%

Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	3,185,000	3,165,412
8.50%, 1/31/2027(a)	5,170,000	4,893,354

Bausch Health Cos., Inc.
9.00%, 12/15/2025(a)	1,585,000	1,592,925
7.00%, 1/15/2028(a)	2,150,000	1,765,827
5.00%, 1/30/2028(a)	3,735,000	2,761,566
4.88%, 6/1/2028(a)	770,000	684,114
5.00%, 2/15/2029(a)	1,020,000	717,473
7.25%, 5/30/2029(a)	2,400,000	1,815,036

Organon & Co.
4.13%, 4/30/2028(a)	450,000	417,478
5.13%, 4/30/2031(a)	577,000	522,269

P&L Development LLC
7.75%, 11/15/2025(a)	1,035,000	914,562
		19,250,016

Professional Services – 0.4%

ASGN, Inc.
4.63%, 5/15/2028(a)	695,000	646,597

CoreLogic, Inc.
4.50%, 5/1/2028(a)	1,575,000	1,397,702

Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	855,000	796,313

Science Applications International Corp.
4.88%, 4/1/2028(a)	525,000	502,727
		3,343,339

Investments	Principal Amount	Value

Real Estate Management & Development – 1.0%

Forestar Group, Inc.
3.85%, 5/15/2026(a)	$501,000	$451,822
5.00%, 3/1/2028(a)	1,350,000	1,222,276

Hunt Cos., Inc.
5.25%, 4/15/2029(a)	1,455,000	1,345,882

Kennedy-Wilson, Inc.
4.75%, 2/1/2030	855,000	774,895
5.00%, 3/1/2031	150,000	135,593

Realogy Group LLC
5.75%, 1/15/2029(a)	2,670,000	2,244,349
5.25%, 4/15/2030(a)	2,755,000	2,231,660
		8,406,477

Road & Rail – 0.7%

Albion Financing 1 SARL
6.13%, 10/15/2026(a)	1,395,000	1,306,864

Albion Financing 2SARL
8.75%, 4/15/2027(a)	1,250,000	1,188,569

Carriage Purchaser, Inc.
7.88%, 10/15/2029(a)	835,000	733,798

Hertz Corp. (The)
5.00%, 12/1/2029(a)	420,000	366,992

PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(a)	1,735,000	1,609,204

Watco Cos. LLC
6.50%, 6/15/2027(a)	890,000	861,058
		6,066,485

Software – 2.7%

Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	1,390,000	1,388,283

Condor Merger Sub, Inc.
7.38%, 2/15/2030(a)	6,510,000	5,832,016

Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	520,000	494,712
6.50%, 10/15/2028(a)	885,000	833,024

Helios Software Holdings, Inc.
4.63%, 5/1/2028(a)	540,000	476,145

LogMeIn, Inc.
5.50%, 9/1/2027(a)	1,989,000	1,742,871

Minerva Merger Sub, Inc.
6.50%, 2/15/2030(a)	4,460,000	4,111,563

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	371

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

Open Text Corp.
3.88%, 2/15/2028(a)	$250,000	$228,097

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	1,210,000	1,075,581

Rocket Software, Inc.
6.50%, 2/15/2029(a)	1,970,000	1,689,275

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	2,365,000	2,320,704

Veritas US, Inc.
7.50%, 9/1/2025(a)	3,455,000	3,050,161
		23,242,432

Specialty Retail – 3.7%

99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	1,315,000	856,499

Arko Corp.
5.13%, 11/15/2029(a)	1,230,000	1,090,174

Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a)	300,000	266,672

At Home Group, Inc.
4.88%, 7/15/2028(a)	920,000	761,847
7.13%, 7/15/2029(a)	1,590,000	1,188,525
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a) (b)	1,405,000	1,203,045

eG Global Finance plc
8.50%, 10/30/2025(a)	520,000	520,673

Guitar Center, Inc.
8.50%, 1/15/2026(a)	545,000	546,872

LBM Acquisition LLC
6.25%, 1/15/2029(a)	2,525,000	2,058,052

LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	380,000	333,459

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	1,450,000	1,309,807

Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	2,625,000	2,260,624
7.88%, 5/1/2029(a)	4,190,000	3,304,338

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	1,155,000	888,030
6.75%, 8/1/2029(a)	950,000	761,911

PetSmart, Inc.
7.75%, 2/15/2029(a)	1,475,000	1,469,270

Investments	Principal Amount	Value

Specialty Retail – (continued)

Rent-A-Center, Inc.
6.38%, 2/15/2029(a)	$1,230,000	$1,073,089

Sonic Automotive, Inc.
4.88%, 11/15/2031(a)	150,000	128,241

SRS Distribution, Inc.
4.63%, 7/1/2028(a)	115,000	105,446
6.13%, 7/1/2029(a)	1,380,000	1,219,561
6.00%, 12/1/2029(a)	2,775,000	2,438,365

Staples, Inc.
7.50%, 4/15/2026(a)	3,510,000	3,357,631
10.75%, 4/15/2027(a)	3,228,000	2,864,204

White Cap Buyer LLC
6.88%, 10/15/2028(a)	2,065,000	1,894,772

White Cap Parent LLC
8.25%, 3/15/2026(a) (b)	835,000	806,827
		32,707,934

Technology Hardware, Storage & Peripherals – 0.3%

Diebold Nixdorf, Inc.
9.38%, 7/15/2025(a)	1,175,000	1,030,416

Seagate HDD Cayman
5.75%, 12/1/2034	250,000	235,490

Xerox Corp.
6.75%, 12/15/2039	75,000	70,545

Xerox Holdings Corp.
5.50%, 8/15/2028(a)	1,110,000	1,001,054
		2,337,505

Textiles, Apparel & Luxury Goods – 0.2%

Crocs, Inc.
4.25%, 3/15/2029(a)	1,015,000	863,968

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	1,220,000	1,102,355
		1,966,323

Thrifts & Mortgage Finance – 2.1%

Freedom Mortgage Corp.
7.63%, 5/1/2026(a)	1,940,000	1,767,835
6.63%, 1/15/2027(a)	2,145,000	1,859,736

Home Point Capital, Inc.
5.00%, 2/1/2026(a)	2,045,000	1,618,127

See Accompanying Notes to the Financial Statements.

372	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Thrifts & Mortgage Finance – (continued)

Ladder Capital Finance Holdings LLLP REIT, 4.25%, 2/1/2027(a)	$715,000	$658,114

Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028(a)	1,270,000	1,157,389
5.13%, 12/15/2030(a)	1,595,000	1,389,811
5.75%, 11/15/2031(a)	1,455,000	1,293,284

NMI Holdings, Inc.
7.38%, 6/1/2025(a)	600,000	626,313

PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	510,000	482,952
4.25%, 2/15/2029(a)	2,240,000	1,804,802
5.75%, 9/15/2031(a)	1,530,000	1,257,270

Radian Group, Inc.
6.63%, 3/15/2025	330,000	336,399

Rocket Mortgage LLC
3.88%, 3/1/2031(a)	650,000	549,445
4.00%, 10/15/2033(a)	140,000	112,430

United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	960,000	883,493
5.75%, 6/15/2027(a)	1,305,000	1,134,534
5.50%, 4/15/2029(a)	2,135,000	1,775,840
		18,707,774

Tobacco – 0.4%

Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	155,000	147,768

Vector Group Ltd.
10.50%, 11/1/2026(a)	1,210,000	1,236,729
5.75%, 2/1/2029(a)	2,650,000	2,329,761
		3,714,258

Trading Companies & Distributors – 0.8%

BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)	735,000	666,094

Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/1/2025(a)	1,390,000	1,326,609

Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/2027(a)	1,400,000	1,430,807
5.50%, 5/1/2028(a)	2,850,000	2,462,956

Investments	Principal Amount	Value

Trading Companies & Distributors – (continued)

Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	$1,325,000	$1,079,729

Imola Merger Corp.
4.75%, 5/15/2029(a)	170,000	158,317
		7,124,512

Water Utilities – 0.0%(e)

Solaris Midstream Holdings LLC
7.63%, 4/1/2026(a)	415,000	425,906

Wireless Telecommunication Services – 0.2%

Connect Finco SARL
6.75%, 10/1/2026(a)	350,000	340,783

Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	651,000	551,241
4.75%, 7/15/2031(a)	760,000	653,094
Vodafone Group plc
7.00%, 4/4/2079(c)	445,000	470,539
		2,015,657
Total Corporate Bonds (Cost $920,190,719)		852,591,433
	Shares

COMMON STOCKS – 0.0%(e)

Oil, Gas & Consumable Fuels – 0.0%(e)

Whiting Petroleum Corp. (Cost $31)	1	55
Total Investments – 97.3% (Cost $920,190,750)		852,591,488

Other assets less liabilities – 2.7%		23,907,506
NET ASSETS – 100.0%		$876,498,994

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment in-kind security.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	373

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

SCA – Limited partnership with share capital

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,179,385
Aggregate gross unrealized depreciation	(71,892,433)
Net unrealized depreciation	$(70,713,048)
Federal income tax cost	$923,304,536

Security Type	% of Net Assets
Corporate Bonds	97.3%
Common Stocks	0.0 †
Others(1)	2.7
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

374	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.3%

Aerospace & Defense – 0.6%

Bombardier, Inc.
7.50%, 3/15/2025(a)	$40,000	$38,855
7.13%, 6/15/2026(a)	41,000	37,769
7.88%, 4/15/2027(a)	99,000	92,347
		168,971

Airlines – 1.4%

American Airlines Group, Inc.
3.75%, 3/1/2025(a)	18,000	16,092

American Airlines, Inc.
11.75%, 7/15/2025(a)	106,000	122,104
5.50%, 4/20/2026(a)	60,000	59,545
5.75%, 4/20/2029(a)	129,000	124,511

United Airlines, Inc.
4.38%, 4/15/2026(a)	28,000	27,062
4.63%, 4/15/2029(a)	28,000	25,730
		375,044

Auto Components – 1.4%

Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	10,000	10,114
5.63%, 11/15/2026(a)	15,000	7,080

Dealer Tire LLC
8.00%, 2/1/2028(a)	21,000	20,570

Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	79,000	76,239
5.25%, 4/30/2031	71,000	61,815
5.25%, 7/15/2031	30,000	25,917
5.63%, 4/30/2033	29,000	25,016

Icahn Enterprises LP
6.38%, 12/15/2025	34,000	33,899
6.25%, 5/15/2026	39,000	38,735

IHO Verwaltungs GmbH
6.00%, 5/15/2027(a)(b)	51,000	47,359

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	18,000	14,620

Wheel Pros, Inc.
6.50%, 5/15/2029(a)	13,000	9,897
		371,261

Investments	Principal Amount	Value

Automobiles – 0.8%

Ford Motor Co.
9.00%, 4/22/2025	$41,000	$45,776
7.45%, 7/16/2031	28,000	30,491
3.25%, 2/12/2032	41,000	33,380
4.75%, 1/15/2043	75,000	60,520
5.29%, 12/8/2046	49,000	42,110
		212,277

Banks – 1.1%

Intesa Sanpaolo SpA
5.02%, 6/26/2024(a)	75,000	73,433
4.95%, 6/1/2042(a)(c)	50,000	39,250

UniCredit SpA
5.86%, 6/19/2032(a)(c)	100,000	95,416
5.46%, 6/30/2035(a)(c)	90,000	81,386
		289,485

Beverages – 0.1%

Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	34,000	29,587

Biotechnology – 0.2%

Emergent BioSolutions, Inc.
3.88%, 8/15/2028(a)	15,000	12,758

Grifols Escrow Issuer SA
4.75%, 10/15/2028(a)	60,000	54,830
		67,588

Building Products – 0.5%

Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	25,000	21,382

New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	25,000	22,883
9.75%, 7/15/2028(a)	6,000	5,916

SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	34,000	32,696

Standard Industries, Inc.
4.75%, 1/15/2028(a)	55,000	50,678
		133,555

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	375

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – 2.4%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	$16,000	$16,936

AG Issuer LLC
6.25%, 3/1/2028(a)	6,000	5,873

Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	26,000	24,245

Coinbase Global, Inc.
3.38%, 10/1/2028(a)	35,000	27,238
3.63%, 10/1/2031(a)	20,000	14,862

Deutsche Bank AG
4.50%, 4/1/2025	125,000	122,705
3.73%, 1/14/2032(c)	73,000	60,408
3.74%, 1/7/2033(c)	50,000	40,939

Dresdner Funding Trust I
8.15%, 6/30/2031(a)	100,000	121,320

MSCI, Inc.
4.00%, 11/15/2029(a)	71,000	65,490
3.63%, 9/1/2030(a)	70,000	61,842
3.88%, 2/15/2031(a)	79,000	71,422

Nomura Holdings, Inc.
2.65%, 1/16/2025	25,000	24,247
		657,527

Chemicals – 1.9%

ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	5,000	4,409
7.50%, 9/30/2029(a)	15,000	12,453

Avient Corp.
5.75%, 5/15/2025(a)	39,000	39,443

Axalta Coating Systems LLC
3.38%, 2/15/2029(a)	74,000	64,131

Chemours Co. (The)
5.75%, 11/15/2028(a)	18,000	16,896

Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	28,000	24,917

CVR Partners LP
6.13%, 6/15/2028(a)	21,000	20,610

Element Solutions, Inc.
3.88%, 9/1/2028(a)	30,000	26,856

Gates Global LLC
6.25%, 1/15/2026(a)	23,000	22,701

GPD Cos., Inc.
10.13%, 4/1/2026(a)	21,000	21,920

Investments	Principal Amount	Value

Chemicals – (continued)

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	$16,000	$15,220

LSB Industries, Inc.
6.25%, 10/15/2028(a)	15,000	14,721

LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	15,000	13,086

Methanex Corp.
5.25%, 12/15/2029	21,000	20,098

Olympus Water US Holding Corp.
6.25%, 10/1/2029(a)	15,000	12,468

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	35,000	30,741
6.63%, 5/1/2029(a)	23,000	18,372

SPCM SA
3.38%, 3/15/2030(a)	15,000	12,776

TPC Group, Inc.
10.50%, 8/1/2024(a)	44,000	14,749

Valvoline, Inc.
4.25%, 2/15/2030(a)	49,000	42,597

Venator Finance Sarl
5.75%, 7/15/2025(a)	28,000	22,999

WR Grace Holdings LLC
5.63%, 8/15/2029(a)	40,000	34,176
		506,339

Commercial Services & Supplies – 3.2%

ADT Security Corp. (The)
4.13%, 8/1/2029(a)	35,000	29,777

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	95,000	91,785
6.00%, 6/1/2029(a)	98,000	80,484

Aptim Corp.
7.75%, 6/15/2025(a)	21,000	16,485

Aramark Services, Inc.
6.38%, 5/1/2025(a)	80,000	81,584
5.00%, 2/1/2028(a)	34,000	31,703

Garda World Security Corp.
4.63%, 2/15/2027(a)	11,000	10,003
9.50%, 11/1/2027(a)	39,000	38,371
6.00%, 6/1/2029(a)	21,000	17,428

GFL Environmental, Inc.
4.75%, 6/15/2029(a)	40,000	36,353

IAA, Inc.
5.50%, 6/15/2027(a)	24,000	23,488

See Accompanying Notes to the Financial Statements.

376	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – (continued)

Interface, Inc.
5.50%, 12/1/2028(a)	$28,000	$25,586

Intrado Corp.
8.50%, 10/15/2025(a)	34,000	30,500

Nielsen Finance LLC
5.63%, 10/1/2028(a)	79,000	76,667
5.88%, 10/1/2030(a)	34,000	32,784
4.75%, 7/15/2031(a)	44,000	41,648

Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	18,000	18,000
5.75%, 4/15/2026(a)	79,000	75,878
6.25%, 1/15/2028(a)	39,000	35,005

Vericast Corp.
11.00%, 9/15/2026(a)	45,000	42,272

WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	23,000	22,402

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	20,000	17,818
		876,021

Communications Equipment – 0.6%

CommScope Technologies LLC
5.00%, 3/15/2027(a)	35,000	27,524

CommScope, Inc.
6.00%, 3/1/2026(a)	55,000	51,969
8.25%, 3/1/2027(a)	71,000	61,147
4.75%, 9/1/2029(a)	28,000	23,457
		164,097

Construction & Engineering – 0.7%

AECOM
5.13%, 3/15/2027	44,000	43,558

Artera Services LLC
9.03%, 12/4/2025(a)	33,000	31,228

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	34,000	30,732

Cellnex Finance Co. SA
3.88%, 7/7/2041(a)	50,000	37,500

Pike Corp.
5.50%, 9/1/2028(a)	21,000	19,297

Tutor Perini Corp.
6.88%, 5/1/2025(a)	21,000	19,692
		182,007

Investments	Principal Amount	Value

Consumer Finance – 4.0%

Cobra AcquisitionCo LLC
6.38%, 11/1/2029(a)	$15,000	$11,494

Credit Acceptance Corp.
5.13%, 12/31/2024(a)	16,000	15,830
6.63%, 3/15/2026	16,000	16,197

Ford Motor Credit Co. LLC
5.13%, 6/16/2025	248,000	247,665
3.38%, 11/13/2025	275,000	259,531
4.00%, 11/13/2030	100,000	86,900

OneMain Finance Corp.
6.13%, 3/15/2024	79,000	79,390
6.88%, 3/15/2025	123,000	124,154
3.50%, 1/15/2027	55,000	48,394
6.63%, 1/15/2028	40,000	39,524
3.88%, 9/15/2028	30,000	25,539
5.38%, 11/15/2029	35,000	31,562
4.00%, 9/15/2030	55,000	45,094

SLM Corp.
4.20%, 10/29/2025	19,000	18,582
3.13%, 11/2/2026	19,000	17,356
		1,067,212

Containers & Packaging – 1.0%

Berry Global, Inc.
5.63%, 7/15/2027(a)	50,000	49,875

Cascades, Inc.
5.38%, 1/15/2028(a)	34,000	32,849

Crown Americas LLC
4.75%, 2/1/2026	71,000	70,766
4.25%, 9/30/2026	44,000	42,658

Graphic Packaging International LLC
4.13%, 8/15/2024	34,000	34,036
3.50%, 3/1/2029(a)	34,000	30,116
3.75%, 2/1/2030(a)	20,000	17,564
		277,864

Distributors – 0.4%

American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	18,000	16,811
3.88%, 11/15/2029(a)	11,000	9,733

BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	28,000	26,277

Ritchie Bros Holdings, Inc.
4.75%, 12/15/2031(a)	35,000	35,054

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	377

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Distributors – (continued)

Univar Solutions USA, Inc.
5.13%, 12/1/2027(a)	$15,000	$14,397
		102,272

Diversified Consumer Services – 0.7%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	34,000	31,511

Service Corp. International
4.63%, 12/15/2027	44,000	42,732
3.38%, 8/15/2030	79,000	68,068

Signal Parent, Inc.
6.13%, 4/1/2029(a)	11,000	8,426

Sotheby’s
7.38%, 10/15/2027(a)	50,000	49,320
		200,057

Diversified Financial Services – 0.4%

CPI CG, Inc.
8.63%, 3/15/2026(a)	26,000	25,203

Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	28,000	29,920
7.38%, 9/1/2025(a)	28,000	28,336

Verscend Escrow Corp.
9.75%, 8/15/2026(a)	25,000	25,780
		109,239

Diversified Telecommunication Services – 7.0%

Altice France SA
5.13%, 7/15/2029(a)	75,000	63,616

British Telecommunications plc
4.25%, 11/23/2081(a)(c)	50,000	46,715

CCO Holdings LLC
5.13%, 5/1/2027(a)	139,000	135,694
5.00%, 2/1/2028(a)	55,000	52,461
4.75%, 3/1/2030(a)	130,000	115,944
4.50%, 8/15/2030(a)	71,000	62,065
4.25%, 2/1/2031(a)	165,000	139,375
4.50%, 5/1/2032	111,000	94,258
4.25%, 1/15/2034(a)	65,000	51,786

Embarq Corp.
8.00%, 6/1/2036	44,000	39,812

Iliad Holding SASU
6.50%, 10/15/2026(a)	60,000	57,741

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)
7.00%, 10/15/2028(a)	$30,000	$28,405

Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	30,000	28,232

Level 3 Financing, Inc.
5.38%, 5/1/2025	34,000	33,747
4.63%, 9/15/2027(a)	79,000	71,148
4.25%, 7/1/2028(a)	45,000	38,100

Lumen Technologies, Inc.
5.63%, 4/1/2025	28,000	27,356
5.13%, 12/15/2026(a)	95,000	85,668
4.00%, 2/15/2027(a)	79,000	70,381

Sprint Capital Corp.
6.88%, 11/15/2028	111,000	121,992
8.75%, 3/15/2032	76,000	96,710

Switch Ltd.
3.75%, 9/15/2028(a)	49,000	46,251

Telecom Italia Capital SA
6.38%, 11/15/2033	79,000	69,182
6.00%, 9/30/2034	15,000	13,131

Telecom Italia SpA
5.30%, 5/30/2024(a)	100,000	98,242

Virgin Media Finance plc
5.00%, 7/15/2030(a)	75,000	65,347

Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	100,000	92,665

Windstream Escrow LLC
7.75%, 8/15/2028(a)	49,000	46,754
		1,892,778

Electric Utilities – 0.4%

FirstEnergy Corp.
Series B, 4.40%, 7/15/2027(d)	50,000	48,567
Series C, 7.38%, 11/15/2031	28,000	32,232
Series C, 3.40%, 3/1/2050	23,000	17,173
		97,972

Electrical Equipment – 0.7%

EnerSys
5.00%, 4/30/2023(a)	12,000	12,074
4.38%, 12/15/2027(a)	12,000	11,221

Sensata Technologies BV
5.00%, 10/1/2025(a)	111,000	110,309
4.00%, 4/15/2029(a)	50,000	44,635
		178,239

See Accompanying Notes to the Financial Statements.

378	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electronic Equipment, Instruments & Components – 0.1%

Likewize Corp.
9.75%, 10/15/2025(a)	$16,000	$15,581

Energy Equipment & Services – 2.2%

Archrock Partners LP
6.25%, 4/1/2028(a)	55,000	53,422

CGG SA
8.75%, 4/1/2027(a)	50,000	49,692

Ensign Drilling, Inc.
9.25%, 4/15/2024(a)	21,000	20,557

KLX Energy Services Holdings, Inc.
11.50%, 11/1/2025(a)	11,000	7,244

Nine Energy Service, Inc.
8.75%, 11/1/2023(a)	16,000	10,104

Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	30,000	28,593

Petrofac Ltd.
9.75%, 11/15/2026(a)	40,000	37,471

Precision Drilling Corp.
6.88%, 1/15/2029(a)	23,000	22,343

TechnipFMC plc
6.50%, 2/1/2026(a)	41,000	42,481

Transocean Guardian Ltd.
5.88%, 1/15/2024(a)	33,352	31,971

Transocean Poseidon Ltd.
6.88%, 2/1/2027(a)	71,250	68,657

Transocean, Inc.
7.50%, 1/15/2026(a)	71,000	58,134
11.50%, 1/30/2027(a)	23,000	22,911
7.50%, 4/15/2031	15,000	9,994
6.80%, 3/15/2038	18,000	10,948

USA Compression Partners LP
6.88%, 4/1/2026	50,000	49,066

Weatherford International Ltd.
11.00%, 12/1/2024(a)	13,000	13,409
6.50%, 9/15/2028(a)	15,000	15,165
8.63%, 4/30/2030(a)	55,000	54,520
		606,682

Entertainment – 0.1%

Allen Media LLC
10.50%, 2/15/2028(a)	21,000	18,981

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – 2.8%

HAT Holdings I LLC
3.38%, 6/15/2026(a)	$81,000	$74,494

Iron Mountain, Inc.
4.88%, 9/15/2027(a)	55,000	52,455
4.88%, 9/15/2029(a)	79,000	72,510
4.50%, 2/15/2031(a)	96,000	82,441

MPT Operating Partnership LP
5.00%, 10/15/2027	79,000	75,896
3.50%, 3/15/2031	100,000	85,282

Park Intermediate Holdings LLC
7.50%, 6/1/2025(a)	30,000	31,083
5.88%, 10/1/2028(a)	34,000	33,026
4.88%, 5/15/2029(a)	34,000	31,185

RHP Hotel Properties LP
4.75%, 10/15/2027	27,000	25,210

SBA Communications Corp.
3.88%, 2/15/2027	111,000	105,472
3.13%, 2/1/2029	40,000	34,367

VICI Properties LP
3.88%, 2/15/2029(a)	50,000	45,462
		748,883

Food & Staples Retailing – 1.3%

Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	50,000	46,887
3.50%, 3/15/2029(a)	75,000	63,279
4.88%, 2/15/2030(a)	30,000	27,206

Rite Aid Corp.
8.00%, 11/15/2026(a)	71,000	59,774

Safeway, Inc.
7.25%, 2/1/2031	10,000	10,461

United Natural Foods, Inc.
6.75%, 10/15/2028(a)	21,000	21,042

US Foods, Inc.
6.25%, 4/15/2025(a)	44,000	45,265
4.75%, 2/15/2029(a)	39,000	36,080
4.63%, 6/1/2030(a)	31,000	27,782
		337,776

Food Products – 0.5%

Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	79,000	76,946
4.38%, 1/31/2032(a)	25,000	22,475

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	379

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – (continued)

Pilgrim’s Pride Corp.
4.25%, 4/15/2031(a)	$30,000	$27,413
		126,834

Gas Utilities – 0.6%

AmeriGas Partners LP
5.63%, 5/20/2024	44,000	44,004
5.88%, 8/20/2026	55,000	54,384

Ferrellgas LP
5.38%, 4/1/2026(a)	23,000	20,844
5.88%, 4/1/2029(a)	29,000	25,304

Suburban Propane Partners LP
5.00%, 6/1/2031(a)	34,000	30,968
		175,504

Health Care Equipment & Supplies – 0.7%

Hologic, Inc.
3.25%, 2/15/2029(a)	55,000	49,071

Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)	50,000	43,693
5.25%, 10/1/2029(a)	56,000	48,812

Teleflex, Inc.
4.63%, 11/15/2027	19,000	18,643
4.25%, 6/1/2028(a)	19,000	17,935
		178,154

Health Care Providers & Services – 7.1%

180 Medical, Inc.
3.88%, 10/15/2029(a)	20,000	17,828

Acadia Healthcare Co., Inc.
5.00%, 4/15/2029(a)	39,000	37,007

AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	28,000	25,456

Air Methods Corp.
8.00%, 5/15/2025(a)	18,000	14,742

Akumin, Inc.
7.00%, 11/1/2025(a)	28,000	23,629

Centene Corp.
4.25%, 12/15/2027	215,000	207,978
4.63%, 12/15/2029	230,000	222,865
3.00%, 10/15/2030	214,000	186,504

Community Health Systems, Inc.
5.63%, 3/15/2027(a)	34,000	32,449

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

DaVita, Inc.
4.63%, 6/1/2030(a)	$170,000	$148,200

Encompass Health Corp.
4.50%, 2/1/2028	80,000	74,097
4.75%, 2/1/2030	40,000	36,203

Envision Healthcare Corp.
8.75%, 10/15/2026(a)	39,000	16,238

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	18,000	17,461

HCA, Inc.
5.88%, 5/1/2023	49,000	50,593
5.38%, 2/1/2025	120,000	123,428
5.88%, 2/15/2026	73,000	75,475
5.63%, 9/1/2028	71,000	73,474
5.88%, 2/1/2029	49,000	51,111
3.50%, 9/1/2030	251,000	225,659

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	15,000	12,844

Owens & Minor, Inc.
4.50%, 3/31/2029(a)	25,000	22,523

Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	30,000	30,119

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	34,000	32,348

RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	60,000	61,740

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	23,000	19,636

Tenet Healthcare Corp.
4.88%, 1/1/2026(a)	18,000	17,542
6.13%, 10/1/2028(a)	18,000	17,305

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	25,000	24,311

US Renal Care, Inc.
10.63%, 7/15/2027(a)	18,000	15,566
		1,914,331

Health Care Technology – 0.1%

IQVIA, Inc.
5.00%, 5/15/2027(a)	30,000	29,760

Hotels, Restaurants & Leisure – 6.8%

1011778 BC ULC
4.00%, 10/15/2030(a)	18,000	15,410

See Accompanying Notes to the Financial Statements.

380	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	$111,000	$112,349
8.13%, 7/1/2027(a)	71,000	74,279

Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	33,000	33,737

Carnival Corp.
5.75%, 3/1/2027(a)	44,000	39,917
4.00%, 8/1/2028(a)	16,000	14,441

CEC Entertainment LLC
6.75%, 5/1/2026(a)	18,000	16,943

Constellation Merger Sub, Inc.
8.50%, 9/15/2025(a)	21,000	19,560

Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028(a)	55,000	55,839
4.88%, 1/15/2030	25,000	24,222
4.00%, 5/1/2031(a)	55,000	49,276
3.63%, 2/15/2032(a)	100,000	84,844

Hilton Worldwide Finance LLC
4.88%, 4/1/2027	55,000	54,868

International Game Technology plc
4.13%, 4/15/2026(a)	173,000	162,722

IRB Holding Corp.
7.00%, 6/15/2025(a)	18,000	18,450

Life Time, Inc.
8.00%, 4/15/2026(a)	16,000	15,641

MGM Resorts International
5.75%, 6/15/2025	55,000	54,694
4.75%, 10/15/2028	55,000	50,595

Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	34,000	30,035

Penn National Gaming, Inc.
5.63%, 1/15/2027(a)	45,000	42,919

Powdr Corp.
6.00%, 8/1/2025(a)	21,000	21,365

Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(a)	16,000	16,538
11.50%, 6/1/2025(a)	49,000	53,329
4.25%, 7/1/2026(a)	44,000	39,823
5.50%, 4/1/2028(a)	21,000	19,199

Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	45,000	44,879
5.50%, 4/15/2027(a)	79,000	76,926

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Sizzling Platter LLC
8.50%, 11/28/2025(a)	$11,000	$10,031

TKC Holdings, Inc.
6.88%, 5/15/2028(a)	16,000	15,338
10.50%, 5/15/2029(a)	18,000	17,350

Travel + Leisure Co.
6.63%, 7/31/2026(a)	40,000	40,924
4.50%, 12/1/2029(a)	25,000	22,171
4.63%, 3/1/2030(a)	15,000	13,377

Vail Resorts, Inc.
6.25%, 5/15/2025(a)	23,000	23,548

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	8,000	7,377

Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)	20,000	18,670

Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	111,000	107,542
5.25%, 5/15/2027(a)	33,000	30,448

Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)	49,000	42,967

Yum! Brands, Inc.
3.88%, 11/1/2023	55,000	55,535
4.75%, 1/15/2030(a)	34,000	32,389
3.63%, 3/15/2031	95,000	81,780
4.63%, 1/31/2032	79,000	71,910
		1,834,157

Household Durables – 2.2%

Beazer Homes USA, Inc.
5.88%, 10/15/2027	35,000	32,336

Century Communities, Inc.
6.75%, 6/1/2027	28,000	28,341
3.88%, 8/15/2029(a)	25,000	21,010

Empire Communities Corp.
7.00%, 12/15/2025(a)	28,000	26,565

KB Home
6.88%, 6/15/2027	55,000	57,163

Meritage Homes Corp.
3.88%, 4/15/2029(a)	30,000	26,884

Newell Brands, Inc.
4.88%, 6/1/2025	40,000	40,566
4.45%, 4/1/2026(d)	123,000	122,089
5.75%, 4/1/2046(d)	28,000	26,130

Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(a)	81,000	80,501

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	381

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Household Durables – (continued)

Tempur Sealy International, Inc.
4.00%, 4/15/2029(a)	$89,000	$77,253

TopBuild Corp.
3.63%, 3/15/2029(a)	16,000	13,962
4.13%, 2/15/2032(a)	19,000	16,399

Tri Pointe Homes, Inc.
5.70%, 6/15/2028	35,000	33,604
		602,803

Household Products – 0.4%

Energizer Holdings, Inc.
4.38%, 3/31/2029(a)	49,000	40,792

Spectrum Brands, Inc.
5.00%, 10/1/2029(a)	71,000	66,122
		106,914

Independent Power and Renewable Electricity Producers – 0.6%

Calpine Corp.
5.13%, 3/15/2028(a)	10,000	9,082
5.00%, 2/1/2031(a)	30,000	25,620

Clearway Energy Operating LLC
3.75%, 2/15/2031(a)	79,000	68,061

Talen Energy Supply LLC
6.50%, 6/1/2025	20,000	7,429
10.50%, 1/15/2026(a)	20,000	7,429
7.25%, 5/15/2027(a)	50,000	47,944
		165,565

Insurance – 1.6%
Acrisure LLC
7.00%, 11/15/2025(a)	50,000	48,751
4.25%, 2/15/2029(a)	34,000	29,717

Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	21,000	19,422
6.75%, 10/15/2027(a)	44,000	41,658

AmWINS Group, Inc.
4.88%, 6/30/2029(a)	23,000	21,086

AssuredPartners, Inc.
7.00%, 8/15/2025(a)	21,000	20,740

BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	16,000	13,901

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	34,000	33,917

Investments	Principal Amount	Value

Insurance – (continued)

HUB International Ltd.
7.00%, 5/1/2026(a)	$71,000	$70,356

Liberty Mutual Group, Inc.
4.30%, 2/1/2061(a)	55,000	41,605

NFP Corp.
6.88%, 8/15/2028(a)	71,000	62,744

USI, Inc.
6.88%, 5/1/2025(a)	28,000	27,614
		431,511

Interactive Media & Services – 0.4%
Twitter, Inc.
3.88%, 12/15/2027(a)	33,000	32,422
5.00%, 3/1/2030(a)	15,000	15,341

Ziff Davis, Inc.
4.63%, 10/15/2030(a)	53,000	47,348
		95,111

Internet & Direct Marketing Retail – 0.5%

Match Group Holdings II LLC
4.63%, 6/1/2028(a)	25,000	23,340
4.13%, 8/1/2030(a)	50,000	44,758

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	23,000	21,306

QVC, Inc.
4.75%, 2/15/2027	25,000	22,456
5.45%, 8/15/2034	25,000	20,080
		131,940

IT Services – 1.3%

Ahead DB Holdings LLC
6.63%, 5/1/2028(a)	11,000	9,694

Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	44,000	40,864

Block, Inc.
2.75%, 6/1/2026(a)	34,000	31,047
3.50%, 6/1/2031(a)	34,000	28,530
Endurance International Group Holdings, Inc.
6.00%, 2/15/2029(a)	24,000	19,456

Exela Intermediate LLC
11.50%, 7/15/2026(a)	40,000	14,800

Gartner, Inc.
3.63%, 6/15/2029(a)	79,000	70,811

See Accompanying Notes to the Financial Statements.

382	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

IT Services – (continued)

Northwest Fiber LLC
10.75%, 6/1/2028(a)	$28,000	$28,849

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	28,000	27,229

Twilio, Inc.
3.63%, 3/15/2029	50,000	44,186

Virtusa Corp.
7.13%, 12/15/2028(a)	28,000	25,237
		340,703

Machinery – 0.2%
JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	28,000	28,185

Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/2024(a)	1,000	994

Terex Corp.
5.00%, 5/15/2029(a)	23,000	21,133
		50,312

Media – 5.0%
Altice Financing SA
5.75%, 8/15/2029(a)	25,000	21,100

Beasley Mezzanine Holdings LLC
8.63%, 2/1/2026(a)	28,000	26,146

Cengage Learning, Inc.
9.50%, 6/15/2024(a)	18,000	17,667

Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	55,000	51,756
7.75%, 4/15/2028(a)	49,000	46,246
7.50%, 6/1/2029(a)	34,000	32,129

CSC Holdings LLC
5.75%, 1/15/2030(a)	30,000	24,727

Cumulus Media New Holdings, Inc.
6.75%, 7/1/2026(a)	16,000	15,943

DIRECTV Holdings LLC
5.88%, 8/15/2027(a)	41,000	38,668

DISH DBS Corp.
5.88%, 11/15/2024	31,000	30,108
7.75%, 7/1/2026	11,000	10,361
5.25%, 12/1/2026(a)	16,000	14,720
5.75%, 12/1/2028(a)	16,000	14,342

Investments	Principal Amount	Value

Media – (continued)

iHeartCommunications, Inc.
8.38%, 5/1/2027	$54,000	$53,554
5.25%, 8/15/2027(a)	79,000	73,972

Lamar Media Corp.
3.75%, 2/15/2028	18,000	16,498
4.00%, 2/15/2030	64,000	57,433
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(a)	25,000	22,409

News Corp.
3.88%, 5/15/2029(a)	34,000	30,787

Nexstar Media, Inc.
5.63%, 7/15/2027(a)	21,000	20,458

Paramount Global
6.25%, 2/28/2057(c)	30,000	29,012
6.37%, 3/30/2062(c)	49,000	47,591

Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	76,000	68,789
4.13%, 7/1/2030(a)	79,000	69,471

Spanish Broadcasting System, Inc.
9.75%, 3/1/2026(a)	6,000	5,889

Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	25,000	24,041

TEGNA, Inc.
4.63%, 3/15/2028	84,000	80,945
5.00%, 9/15/2029	74,000	71,878

Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	33,000	32,342

Townsquare Media, Inc.
6.88%, 2/1/2026(a)	21,000	20,973

Univision Communications, Inc.
5.13%, 2/15/2025(a)	55,000	54,109
6.63%, 6/1/2027(a)	49,000	49,183
4.50%, 5/1/2029(a)	15,000	13,482

UPC Holding BV
5.50%, 1/15/2028(a)	100,000	94,730

Urban One, Inc.
7.38%, 2/1/2028(a)	23,000	22,310

Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	50,000	43,458
		1,347,227

Metals & Mining – 1.3%
Alcoa Nederland Holding BV
4.13%, 3/31/2029(a)	20,000	18,749

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	383

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – (continued)

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	$44,000	$44,772

Commercial Metals Co.
4.13%, 1/15/2030	50,000	45,565

Eldorado Gold Corp.
6.25%, 9/1/2029(a)	25,000	24,250

FMG Resources August 2006 Pty. Ltd.
5.88%, 4/15/2030(a)	75,000	74,568
4.38%, 4/1/2031(a)	100,000	88,622

Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)	18,000	16,620
6.13%, 4/1/2029(a)	18,000	17,055

Taseko Mines Ltd.
7.00%, 2/15/2026(a)	16,000	15,900
TMS International Corp.
6.25%, 4/15/2029(a)	11,000	9,583
		355,684

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	21,000	18,297

New Residential Investment Corp.
6.25%, 10/15/2025(a)	23,000	21,939
		40,236

Multiline Retail – 0.6%
Macy’s Retail Holdings LLC
5.88%, 4/1/2029(a)	21,000	19,955
6.13%, 3/15/2032(a)	15,000	13,904
4.50%, 12/15/2034	50,000	39,091
5.13%, 1/15/2042	6,000	4,467

Nordstrom, Inc.
4.25%, 8/1/2031	75,000	63,715
5.00%, 1/15/2044	39,000	32,404
		173,536

Oil, Gas & Consumable Fuels – 9.8%
Aethon United BR LP
8.25%, 2/15/2026(a)	18,000	18,574

Antero Midstream Partners LP
5.38%, 6/15/2029(a)	25,000	23,486

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Antero Resources Corp.
7.63%, 2/1/2029(a)	$60,000	$63,636

Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028(a)	50,000	52,065

Blue Racer Midstream LLC
6.63%, 7/15/2026(a)	28,000	28,073

Buckeye Partners LP
3.95%, 12/1/2026	20,000	18,925
4.50%, 3/1/2028(a)	76,000	69,459

Calumet Specialty Products Partners LP
11.00%, 4/15/2025(a)	15,000	15,028

Cheniere Energy Partners LP
4.50%, 10/1/2029	65,000	62,326
4.00%, 3/1/2031	90,000	81,599
3.25%, 1/31/2032(a)	58,000	49,682

Cheniere Energy, Inc.
4.63%, 10/15/2028	94,000	91,064

Chesapeake Energy Corp.
6.75%, 4/15/2029(a)	33,000	33,261

Citgo Holding, Inc.
9.25%, 8/1/2024(a)	44,000	43,782

CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	55,000	54,721

Colgate Energy Partners III LLC
5.88%, 7/1/2029(a)	23,000	22,917

CQP Holdco LP
5.50%, 6/15/2031(a)	65,000	60,037

Crestwood Midstream Partners LP
5.63%, 5/1/2027(a)	55,000	53,620

CrownRock LP
5.63%, 10/15/2025(a)	34,000	34,042
5.00%, 5/1/2029(a)	28,000	27,439

DCP Midstream Operating LP
5.38%, 7/15/2025	28,000	28,176
5.13%, 5/15/2029	55,000	54,167
5.85%, 5/21/2043(a)(c)	21,000	19,127

Delek Logistics Partners LP
7.13%, 6/1/2028(a)	21,000	20,113

Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	18,000	18,066

Endeavor Energy Resources LP
6.63%, 7/15/2025(a)	23,000	23,634
5.75%, 1/30/2028(a)	44,000	44,162

See Accompanying Notes to the Financial Statements.

384	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Energy Ventures Gom LLC
11.75%, 4/15/2026(a)	$19,000	$19,689

Enviva Partners LP
6.50%, 1/15/2026(a)	28,000	28,563

Genesis Energy LP
8.00%, 1/15/2027	105,000	103,120

Global Partners LP
7.00%, 8/1/2027	23,000	22,512

Gran Tierra Energy, Inc.
7.75%, 5/23/2027(a)	30,000	27,797

Great Western Petroleum LLC
12.00%, 9/1/2025(a)	11,000	12,272

Harvest Midstream I LP
7.50%, 9/1/2028(a)	23,000	23,386

Hess Midstream Operations LP
5.13%, 6/15/2028(a)	49,000	47,479

Hilcorp Energy I LP
6.25%, 11/1/2028(a)	60,000	59,850

Holly Energy Partners LP
5.00%, 2/1/2028(a)	18,000	17,146

ITT Holdings LLC
6.50%, 8/1/2029(a)	55,000	48,988

MEG Energy Corp.
7.13%, 2/1/2027(a)	90,000	91,561

Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026(a)	50,000	45,912

Neptune Energy Bondco plc
6.63%, 5/15/2025(a)	30,000	29,775

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	20,000	19,688
6.50%, 9/30/2026(a)	20,000	19,378

NGL Energy Operating LLC
7.50%, 2/1/2026(a)	55,000	51,826

NGL Energy Partners LP
7.50%, 11/1/2023	28,000	26,011
6.13%, 3/1/2025	28,000	23,531

Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	28,000	27,353

NuStar Logistics LP
5.75%, 10/1/2025	34,000	33,869
6.38%, 10/1/2030	34,000	33,552

Occidental Petroleum Corp.
6.95%, 7/1/2024	34,000	35,703
6.63%, 9/1/2030	18,000	19,533

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
6.45%, 9/15/2036	$116,000	$126,045
4.20%, 3/15/2048	89,000	73,896

Parkland Corp.
4.50%, 10/1/2029(a)	50,000	43,852
4.63%, 5/1/2030(a)	40,000	35,072

PBF Logistics LP
6.88%, 5/15/2023	18,000	17,980

Renewable Energy Group, Inc.
5.88%, 6/1/2028(a)	18,000	19,084

Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)	49,000	45,932

Strathcona Resources Ltd.
6.88%, 8/1/2026(a)	21,000	20,346

Summit Midstream Holdings LLC
5.75%, 4/15/2025	16,000	12,824

Sunnova Energy Corp.
5.88%, 9/1/2026(a)	11,000	10,080

Sunoco LP
6.00%, 4/15/2027	55,000	55,343

Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)	28,000	28,629
6.00%, 12/31/2030(a)	49,000	45,385

Teine Energy Ltd.
6.88%, 4/15/2029(a)	28,000	27,946

Western Midstream Operating LP
3.60%, 2/1/2025(d)	44,000	42,136
4.55%, 2/1/2030(d)	71,000	65,329
		2,649,554

Paper & Forest Products – 0.3%

Domtar Corp.
6.75%, 10/1/2028(a)	30,000	29,791

Mercer International, Inc.
5.13%, 2/1/2029	55,000	51,189
		80,980

Personal Products – 0.5%

Avon Products, Inc.
8.45%, 3/15/2043(d)	11,000	12,732

Coty, Inc.
5.00%, 4/15/2026(a)	39,000	36,883
6.50%, 4/15/2026(a)	73,000	70,925

HLF Financing Sarl LLC
4.88%, 6/1/2029(a)	25,000	20,155
		140,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	385

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – 3.6%

Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	$144,000	$136,294

Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	354,000	355,549
5.00%, 1/30/2028(a)	76,000	56,192
4.88%, 6/1/2028(a)	89,000	79,073
6.25%, 2/15/2029(a)	111,000	80,906
7.25%, 5/30/2029(a)	35,000	26,469
5.25%, 1/30/2030(a)	106,000	73,700
5.25%, 2/15/2031(a)	35,000	24,369

Endo Dac
9.50%, 7/31/2027(a)	11,000	8,654
6.00%, 6/30/2028(a)	48,000	21,000

Lannett Co., Inc.
7.75%, 4/15/2026(a)	21,000	11,051

P&L Development LLC
7.75%, 11/15/2025(a)	16,000	14,138

Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	44,000	40,197

Perrigo Finance Unlimited Co.
3.90%, 6/15/2030(d)	35,000	31,501
		959,093

Professional Services – 0.1%

CoreLogic, Inc.
4.50%, 5/1/2028(a)	18,000	15,974

Real Estate Management & Development – 0.9%

Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	44,000	42,713
4.38%, 2/1/2031(a)	44,000	39,198

Kennedy-Wilson, Inc.
4.75%, 3/1/2029	28,000	25,868
5.00%, 3/1/2031	43,000	38,870

Realogy Group LLC
5.75%, 1/15/2029(a)	44,000	36,986
5.25%, 4/15/2030(a)	30,000	24,301

WeWork Cos. LLC
5.00%, 7/10/2025(a)	30,000	24,380

WeWork Cos., Inc.
7.88%, 5/1/2025(a)	25,000	21,100
		253,416

Investments	Principal Amount	Value

Road & Rail – 1.0%

First Student Bidco, Inc.
4.00%, 7/31/2029(a)	$23,000	$20,516

NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)	28,000	26,425

Uber Technologies, Inc.
7.50%, 5/15/2025(a)	44,000	45,494
7.50%, 9/15/2027(a)	55,000	56,672
6.25%, 1/15/2028(a)	44,000	43,621
4.50%, 8/15/2029(a)	70,000	60,389

XPO Logistics, Inc.
6.25%, 5/1/2025(a)	18,000	18,427
		271,544

Semiconductors & Semiconductor Equipment – 0.2%

Entegris Escrow Corp.
4.75%, 4/15/2029(a)	26,000	25,094

ON Semiconductor Corp.
3.88%, 9/1/2028(a)	33,000	30,656
		55,750

Software – 2.9%

Boxer Parent Co., Inc.
7.13%, 10/2/2025(a)	28,000	28,596

Camelot Finance SA
4.50%, 11/1/2026(a)	18,000	16,943

Castle US Holding Corp.
9.50%, 2/15/2028(a)	28,000	25,874

Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	49,000	48,940

Clarivate Science Holdings Corp.
3.88%, 7/1/2028(a)	36,000	32,093
4.88%, 7/1/2029(a)	36,000	31,770

Condor Merger Sub, Inc.
7.38%, 2/15/2030(a)	33,000	29,563

Crowdstrike Holdings, Inc.
3.00%, 2/15/2029	34,000	30,226

Elastic NV
4.13%, 7/15/2029(a)	23,000	20,618

Fair Isaac Corp.
5.25%, 5/15/2026(a)	14,000	14,087
4.00%, 6/15/2028(a)	13,000	11,895

LogMeIn, Inc.
5.50%, 9/1/2027(a)	33,000	28,916

Minerva Merger Sub, Inc.
6.50%, 2/15/2030(a)	15,000	13,828

See Accompanying Notes to the Financial Statements.

386	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

NCR Corp.
5.75%, 9/1/2027(a)	$24,000	$23,134
5.00%, 10/1/2028(a)	32,000	29,580
5.13%, 4/15/2029(a)	58,000	55,704
6.13%, 9/1/2029(a)	24,000	23,010
5.25%, 10/1/2030(a)	22,000	20,816

NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	49,000	49,000

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	89,000	79,113
4.13%, 12/1/2031(a)	50,000	43,426

PTC, Inc.
4.00%, 2/15/2028(a)	34,000	31,566

Rocket Software, Inc.
6.50%, 2/15/2029(a)	28,000	24,010

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	33,000	32,382

Veritas US, Inc.
7.50%, 9/1/2025(a)	55,000	48,555
		793,645

Specialty Retail – 2.9%

99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	16,000	10,421

At Home Group, Inc.
4.88%, 7/15/2028(a)	21,000	17,390
7.13%, 7/15/2029(a)	18,000	13,455

Bath & Body Works, Inc.
9.38%, 7/1/2025(a)	44,000	49,553
5.25%, 2/1/2028	34,000	32,678
6.63%, 10/1/2030(a)	44,000	43,846
6.88%, 11/1/2035	79,000	77,345

BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)(b)	16,000	13,700

Carvana Co.
5.50%, 4/15/2027(a)	71,000	56,956

Gap, Inc. (The)
3.63%, 10/1/2029(a)	36,000	29,340
3.88%, 10/1/2031(a)	36,000	28,764

LBM Acquisition LLC
6.25%, 1/15/2029(a)	28,000	22,822

Lithia Motors, Inc.
3.88%, 6/1/2029(a)	40,000	36,172
4.38%, 1/15/2031(a)	40,000	36,762

Investments	Principal Amount	Value

Specialty Retail – (continued)

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	$34,000	$30,713

Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	12,000	10,334
7.88%, 5/1/2029(a)	44,000	34,700

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	18,000	13,839

Penske Automotive Group, Inc.
3.75%, 6/15/2029	49,000	41,872

Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	28,000	27,521

SRS Distribution, Inc.
6.13%, 7/1/2029(a)	34,000	30,047

Staples, Inc.
7.50%, 4/15/2026(a)	65,000	62,179
10.75%, 4/15/2027(a)	34,000	30,168

White Cap Buyer LLC
6.88%, 10/15/2028(a)	18,000	16,516

White Cap Parent LLC
8.25%, 3/15/2026(a)(b)	6,000	5,798
		772,891

Technology Hardware, Storage & Peripherals – 0.9%

Seagate HDD Cayman
4.88%, 3/1/2024	20,000	20,125
4.13%, 1/15/2031	150,000	131,851

Xerox Corp.
6.75%, 12/15/2039	21,000	19,753

Xerox Holdings Corp.
5.00%, 8/15/2025(a)	44,000	42,196
5.50%, 8/15/2028(a)	44,000	39,681
		253,606

Textiles, Apparel & Luxury Goods – 0.5%

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	25,000	22,589

Hanesbrands, Inc.
4.88%, 5/15/2026(a)	60,000	58,722

Under Armour, Inc.
3.25%, 6/15/2026	30,000	27,646

William Carter Co. (The)
5.63%, 3/15/2027(a)	24,000	23,949
		132,906

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	387

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Thrifts & Mortgage Finance – 1.4%

Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	$44,000	$42,680
7.63%, 5/1/2026(a)	49,000	44,652

Home Point Capital, Inc.
5.00%, 2/1/2026(a)	25,000	19,782

MGIC Investment Corp.
5.25%, 8/15/2028	55,000	51,735

Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028(a)	59,000	53,768
5.13%, 12/15/2030(a)	44,000	38,340

PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a)	74,000	59,623

Provident Funding Associates LP
6.38%, 6/15/2025(a)	25,000	24,604

Radian Group, Inc.
4.88%, 3/15/2027	20,000	19,325

United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	23,000	21,167
		375,676

Trading Companies & Distributors – 1.9%

Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	18,000	17,010

Boise Cascade Co.
4.88%, 7/1/2030(a)	21,000	19,780

Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/2027(a)	95,000	97,090
5.50%, 5/1/2028(a)	18,000	15,556

Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)	16,000	13,038

Imola Merger Corp.
4.75%, 5/15/2029(a)	74,000	68,915

United Rentals North America, Inc.
4.88%, 1/15/2028	79,000	76,959
5.25%, 1/15/2030	55,000	53,564
3.88%, 2/15/2031	44,000	38,870

WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	55,000	57,201
7.25%, 6/15/2028(a)	55,000	57,238
		515,221

Investments	Principal Amount	Value

Water Utilities – 0.1%

Solaris Midstream Holdings LLC
7.63%, 4/1/2026(a)	$28,000	$28,736

Wireless Telecommunication Services – 4.3%

Ligado Networks LLC
+ 0.00%), 15.50%,
11/1/2023(a)(b)(e)	114,950	78,691
17.50%, 5/1/2024(a)(b)	34,250	13,512

Sprint Corp.
7.88%, 9/15/2023	150,000	156,756
7.13%, 6/15/2024	84,000	88,519
7.63%, 2/15/2025	55,000	58,568
7.63%, 3/1/2026	71,000	77,190

T-Mobile USA, Inc.
2.63%, 4/15/2026	111,000	103,341
4.75%, 2/1/2028	111,000	109,682
3.50%, 4/15/2031	214,000	189,968

Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	25,000	21,169
4.75%, 7/15/2031(a)	65,000	55,857

Vodafone Group plc
7.00%, 4/4/2079(c)	139,000	146,977
5.12%, 6/4/2081(c)	60,000	50,243
		1,150,473
Total Corporate Bonds (Cost $28,972,681)		26,237,737

Total Investments – 97.3% (Cost $28,972,681)		26,237,737

Other assets less liabilities – 2.7%		717,734
NET ASSETS – 100.0%		$26,955,471

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

See Accompanying Notes to the Financial Statements.

388	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,178
Aggregate gross unrealized depreciation	(2,753,117)
Net unrealized depreciation	$(2,739,939)
Federal income tax cost	$28,977,676

Security Type	% of Net Assets
Corporate Bonds	97.3%
Others(1)	2.7
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	389

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.5%

Air Freight & Logistics – 0.6%

FedEx Corp.
3.25%, 4/1/2026	$100,000	$98,745
5.25%, 5/15/2050	150,000	154,210
		252,955

Auto Components – 0.1%

Aptiv plc
3.10%, 12/1/2051	50,000	34,535

Automobiles – 0.7%

General Motors Co.
6.80%, 10/1/2027	200,000	216,417
5.95%, 4/1/2049	100,000	100,558
		316,975

Banks – 15.5%

Banco Santander SA
2.75%, 5/28/2025	200,000	191,524
5.18%, 11/19/2025	200,000	204,294

Bank of America Corp.
3.46%, 3/15/2025(a)	200,000	198,366
3.09%, 10/1/2025(a)	200,000	196,232
1.73%, 7/22/2027(a)	200,000	179,833
3.42%, 12/20/2028(a)	200,000	189,751
4.27%, 7/23/2029(a)	150,000	147,489
2.69%, 4/22/2032(a)	200,000	172,044
6.11%, 1/29/2037	200,000	221,160
2.68%, 6/19/2041(a)	100,000	75,193

Barclays plc
5.20%, 5/12/2026	200,000	202,911
3.81%, 3/10/2042(a)	200,000	158,337

Citigroup, Inc.
3.35%, 4/24/2025(a)	250,000	246,333
3.11%, 4/8/2026(a)	150,000	145,376
3.20%, 10/21/2026	150,000	145,035
4.45%, 9/29/2027	150,000	149,205
3.98%, 3/20/2030(a)	50,000	48,143
4.41%, 3/31/2031(a)	150,000	146,843
2.57%, 6/3/2031(a)	150,000	129,024
8.13%, 7/15/2039	100,000	138,116
4.75%, 5/18/2046	100,000	95,901
4.65%, 7/23/2048	50,000	49,573

Investments	Principal Amount	Value

Banks – (continued)

HSBC Holdings plc
3.80%, 3/11/2025(a)	$200,000	$199,142
4.30%, 3/8/2026	200,000	200,535
4.58%, 6/19/2029(a)	200,000	198,132
2.80%, 5/24/2032(a)	200,000	168,950
6.50%, 9/15/2037	150,000	169,033

ING Groep NV
4.05%, 4/9/2029	200,000	193,326

JPMorgan Chase & Co.
3.80%, 7/23/2024(a)	100,000	100,500
3.88%, 9/10/2024	150,000	150,879
1.58%, 4/22/2027(a)	200,000	181,201
3.78%, 2/1/2028(a)	200,000	194,500
4.45%, 12/5/2029(a)	150,000	149,233
2.74%, 10/15/2030(a)	150,000	133,691
4.49%, 3/24/2031(a)	150,000	149,873
2.58%, 4/22/2032(a)	100,000	85,855
5.60%, 7/15/2041	100,000	109,744
5.63%, 8/16/2043	100,000	109,195

Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	200,000	192,083
2.31%, 7/20/2032(a)	200,000	166,823

Royal Bank of Canada
2.55%, 7/16/2024	100,000	98,411
1.15%, 6/10/2025	200,000	184,903

Santander Holdings USA, Inc.
3.45%, 6/2/2025	200,000	196,681

Santander UK Group Holdings plc
1.09%, 3/15/2025(a)	200,000	189,044
		6,952,417

Beverages – 2.8%

Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	100,000	99,243
4.90%, 2/1/2046	50,000	49,472

Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	100,000	103,109
5.45%, 1/23/2039	100,000	106,697
5.55%, 1/23/2049	300,000	322,398

Diageo Capital plc
2.13%, 10/24/2024	200,000	194,951

See Accompanying Notes to the Financial Statements.

390	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – (continued)

PepsiCo, Inc.
2.25%, 3/19/2025	$100,000	$97,712
2.63%, 7/29/2029	100,000	93,549
3.50%, 3/19/2040	200,000	185,943
		1,253,074

Biotechnology – 1.3%

Amgen, Inc.
1.90%, 2/21/2025	100,000	95,837
1.65%, 8/15/2028	100,000	87,361
2.80%, 8/15/2041	50,000	38,504
4.66%, 6/15/2051	200,000	193,395

Biogen, Inc.
3.15%, 5/1/2050	50,000	34,981

Gilead Sciences, Inc.
4.60%, 9/1/2035	150,000	151,771
		601,849

Building Products – 0.2%

Johnson Controls International plc
4.95%, 7/2/2064(b)	50,000	47,654

Owens Corning
4.30%, 7/15/2047	50,000	44,602
		92,256

Capital Markets – 7.2%

Bank of New York Mellon Corp. (The)
2.20%, 8/16/2023	200,000	198,413
2.10%, 10/24/2024	10,000	9,785
3.40%, 1/29/2028	100,000	98,313

Blackstone Private Credit Fund
2.63%, 12/15/2026(c)	50,000	43,930

Deutsche Bank AG
2.22%, 9/18/2024(a)	150,000	146,026
3.96%, 11/26/2025(a)	150,000	148,040
3.04%, 5/28/2032(a)	150,000	125,269

FS KKR Capital Corp.
2.63%, 1/15/2027	50,000	44,928

Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	200,000	201,988
3.50%, 4/1/2025	200,000	197,336
2.38%, 7/21/2032(a)	100,000	82,838

Investments	Principal Amount	Value

Capital Markets – (continued)
3.10%, 2/24/2033(a)	$100,000	$87,546
6.75%, 10/1/2037	100,000	115,807
5.15%, 5/22/2045	100,000	100,804

Moody’s Corp.
3.75%, 2/25/2052	50,000	42,783

Morgan Stanley
Series F, 3.88%, 4/29/2024	200,000	201,401
3.88%, 1/27/2026	200,000	198,554
3.13%, 7/27/2026	200,000	191,904
0.98%, 12/10/2026(a)	200,000	178,779
2.70%, 1/22/2031(a)	200,000	176,199
2.24%, 7/21/2032(a)	100,000	82,737
4.46%, 4/22/2039(a)	100,000	97,602
5.60%, 3/24/2051(a)	150,000	171,229

S&P Global, Inc.
1.25%, 8/15/2030	100,000	81,388

State Street Corp.
2.90%, 3/30/2026(a)	100,000	97,975
2.40%, 1/24/2030	100,000	90,035
		3,211,609

Chemicals – 1.2%

Ecolab, Inc.
4.80%, 3/24/2030	200,000	212,128

International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	50,000	49,318

Nutrien Ltd.
5.88%, 12/1/2036	100,000	111,464

Sherwin-Williams Co. (The)
2.95%, 8/15/2029	200,000	184,388
		557,298

Commercial Services & Supplies – 0.6%

Waste Management, Inc.
0.75%, 11/15/2025	300,000	274,152

Communications Equipment – 0.3%

Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	119,542

Consumer Finance – 2.0%

American Express Co.
3.13%, 5/20/2026	100,000	98,199

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	391

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

Caterpillar Financial Services Corp.
0.95%, 1/10/2024	$100,000	$96,978
1.10%, 9/14/2027	200,000	177,599

General Motors Financial Co., Inc.
1.25%, 1/8/2026	250,000	224,002

John Deere Capital Corp.
3.45%, 3/7/2029	200,000	196,948

Synchrony Financial
4.38%, 3/19/2024	100,000	100,945
		894,671

Containers & Packaging – 0.3%

International Paper Co.
6.00%, 11/15/2041	100,000	111,107

Packaging Corp. of America
3.05%, 10/1/2051	50,000	37,963
		149,070

Diversified Financial Services – 1.4%

Shell International Finance BV
0.38%, 9/15/2023	200,000	194,109
3.88%, 11/13/2028	100,000	100,181
6.38%, 12/15/2038	100,000	122,747
4.38%, 5/11/2045	150,000	146,147
3.25%, 4/6/2050	50,000	41,390
		604,574

Diversified Telecommunication Services – 4.8%

AT&T, Inc.
4.35%, 3/1/2029	150,000	151,681
4.30%, 2/15/2030	150,000	151,005
3.50%, 6/1/2041	100,000	83,432
3.50%, 9/15/2053	50,000	39,415
3.55%, 9/15/2055	200,000	155,556
3.80%, 12/1/2057	100,000	80,458
3.65%, 9/15/2059	100,000	77,590

Orange SA
9.00%, 3/1/2031(b)	100,000	132,029

Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	142,668

Verizon Communications, Inc.
3.38%, 2/15/2025	50,000	49,996
4.13%, 3/16/2027	150,000	150,854

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)
4.33%, 9/21/2028	$200,000	$201,373
2.36%, 3/15/2032(c)	100,000	84,179
2.65%, 11/20/2040	150,000	113,963
3.40%, 3/22/2041	200,000	168,824
4.86%, 8/21/2046	100,000	101,213
3.55%, 3/22/2051	200,000	165,395
3.70%, 3/22/2061	100,000	82,041
		2,131,672

Electric Utilities – 2.8%

Arizona Public Service Co.
2.20%, 12/15/2031	100,000	82,897

Commonwealth Edison Co.
3.00%, 3/1/2050	50,000	39,611
Series 130, 3.13%, 3/15/2051	100,000	80,793

Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	100,000	85,693

Edison International
4.13%, 3/15/2028	300,000	289,843

Eversource Energy
3.45%, 1/15/2050	100,000	80,021

Exelon Corp.
4.95%, 6/15/2035	100,000	100,353
4.45%, 4/15/2046	50,000	47,614
4.70%, 4/15/2050	100,000	97,666

Oncor Electric Delivery Co. LLC
2.75%, 6/1/2024	100,000	99,025
4.55%, 12/1/2041	100,000	101,933

Potomac Electric Power Co.
3.60%, 3/15/2024	100,000	100,702

Southern California Edison Co.
Series C, 4.13%, 3/1/2048	50,000	43,928
		1,250,079

Energy Equipment & Services – 0.5%

Baker Hughes Holdings LLC
4.08%, 12/15/2047	50,000	44,802

Halliburton Co.
2.92%, 3/1/2030	100,000	90,703
4.85%, 11/15/2035	100,000	101,262
		236,767

See Accompanying Notes to the Financial Statements.

392	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Entertainment – 1.1%

Walt Disney Co. (The)
3.35%, 3/24/2025	$100,000	$99,732
2.00%, 9/1/2029	200,000	175,264
6.65%, 11/15/2037	100,000	123,246
3.50%, 5/13/2040	100,000	88,533
		486,775

Equity Real Estate Investment Trusts (REITs) – 3.8%

Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	200,000	179,917

AvalonBay Communities, Inc.
2.95%, 5/11/2026	200,000	194,496

Boston Properties LP
3.25%, 1/30/2031	100,000	90,834

Brixmor Operating Partnership LP
3.90%, 3/15/2027	100,000	98,058

Equinix, Inc.
3.20%, 11/18/2029	100,000	90,966
3.40%, 2/15/2052	50,000	38,946

ERP Operating LP
4.50%, 7/1/2044	100,000	100,014

Healthpeak Properties, Inc.
1.35%, 2/1/2027	100,000	89,887

Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	100,000	100,064

Kilroy Realty LP
4.38%, 10/1/2025	100,000	101,539

Kimco Realty Corp.
2.25%, 12/1/2031	100,000	84,325

Prologis LP
3.00%, 4/15/2050	100,000	79,796

UDR, Inc.
3.20%, 1/15/2030	100,000	92,809

Ventas Realty LP
4.00%, 3/1/2028	200,000	195,994

Welltower, Inc.
3.10%, 1/15/2030	200,000	184,452
		1,722,097

Food & Staples Retailing – 2.0%

Kroger Co. (The)
2.65%, 10/15/2026	100,000	95,009
3.95%, 1/15/2050	100,000	88,653

Investments	Principal Amount	Value

Food & Staples Retailing – (continued)

Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	$100,000	$98,313
4.10%, 4/15/2050	75,000	64,452

Walmart, Inc.
3.40%, 6/26/2023	200,000	202,273
3.25%, 7/8/2029	100,000	97,970
1.80%, 9/22/2031	150,000	128,192
4.05%, 6/29/2048	100,000	101,010
		875,872

Food Products – 1.6%

Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	100,000	93,160

Campbell Soup Co.
4.15%, 3/15/2028	100,000	99,668

General Mills, Inc.
3.70%, 10/17/2023	100,000	101,022
2.88%, 4/15/2030	100,000	91,019

Kellogg Co.
2.65%, 12/1/2023	100,000	99,464

Kraft Heinz Foods Co.
6.50%, 2/9/2040	50,000	55,142

Mondelez International, Inc.
2.63%, 9/4/2050	100,000	70,710

Unilever Capital Corp.
3.50%, 3/22/2028	100,000	98,970
		709,155

Health Care Equipment & Supplies – 1.7%

Abbott Laboratories
3.40%, 11/30/2023	100,000	100,982
4.90%, 11/30/2046	150,000	164,907

Baxter International, Inc.
1.73%, 4/1/2031	100,000	80,678
3.13%, 12/1/2051(c)	50,000	37,403

Becton Dickinson and Co.
1.96%, 2/11/2031	100,000	82,597

Boston Scientific Corp.
2.65%, 6/1/2030	100,000	88,958

Medtronic, Inc.
4.63%, 3/15/2045	100,000	105,302

Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	100,000	85,824
		746,651

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	393

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – 5.4%

Aetna, Inc.
2.80%, 6/15/2023	$200,000	$199,553
3.88%, 8/15/2047	50,000	43,333

AmerisourceBergen Corp.
2.70%, 3/15/2031	100,000	87,755

Anthem, Inc.
2.38%, 1/15/2025	200,000	193,915
2.25%, 5/15/2030	100,000	86,692
3.60%, 3/15/2051	200,000	169,490

Cardinal Health, Inc.
3.08%, 6/15/2024	100,000	99,335
4.90%, 9/15/2045	50,000	47,443

Cigna Corp.
4.50%, 2/25/2026	100,000	102,159
4.38%, 10/15/2028	150,000	150,918
4.90%, 12/15/2048	150,000	149,780

CommonSpirit Health
4.19%, 10/1/2049	100,000	90,060

CVS Health Corp.
3.88%, 7/20/2025	100,000	100,610
4.30%, 3/25/2028	200,000	201,069
4.78%, 3/25/2038	100,000	99,213
5.05%, 3/25/2048	150,000	152,382
4.25%, 4/1/2050	50,000	45,514

HCA, Inc.
4.38%, 3/15/2042(c)	150,000	130,870

Kaiser Foundation Hospitals
Series 2021, 2.81%, 6/1/2041	100,000	79,532

Laboratory Corp. of America Holdings
1.55%, 6/1/2026	100,000	91,399
2.70%, 6/1/2031	100,000	87,289
		2,408,311

Hotels, Restaurants & Leisure – 1.4%

Las Vegas Sands Corp.
3.20%, 8/8/2024	100,000	96,174

Marriott International, Inc.
Series II, 2.75%, 10/15/2033	100,000	82,397

McDonald’s Corp.
3.50%, 7/1/2027	100,000	98,674
3.63%, 9/1/2049	200,000	168,147

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Sands China Ltd.
5.40%, 8/8/2028(b)	$200,000	$188,912
		634,304

Household Durables – 0.3%

Lennar Corp.
4.50%, 4/30/2024	100,000	101,584

Whirlpool Corp.
4.60%, 5/15/2050	50,000	46,364
		147,948

Household Products – 0.2%

Kimberly-Clark Corp.
3.10%, 3/26/2030	100,000	94,923

Independent Power and Renewable Electricity Producers – 0.4%

Constellation Energy Generation LLC
3.25%, 6/1/2025	100,000	98,168
5.75%, 10/1/2041	50,000	49,667

Oglethorpe Power Corp.
5.05%, 10/1/2048	50,000	50,367
		198,202

Insurance – 4.2%

Allstate Corp. (The)
3.85%, 8/10/2049	100,000	90,371

American International Group, Inc.
2.50%, 6/30/2025	200,000	192,590
4.75%, 4/1/2048	100,000	102,996

Brighthouse Financial, Inc.
3.85%, 12/22/2051	50,000	37,086

Chubb INA Holdings, Inc.
4.35%, 11/3/2045	100,000	98,723

Corebridge Financial, Inc.
4.35%, 4/5/2042(c)	100,000	90,766

Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	50,000	37,198

Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	100,000	84,943

Lincoln National Corp.
4.00%, 9/1/2023	200,000	202,314

See Accompanying Notes to the Financial Statements.

394	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Manulife Financial Corp.
4.06%, 2/24/2032(a)	$100,000	$97,388

MetLife, Inc.
3.60%, 4/10/2024	200,000	201,629
10.75%, 8/1/2039	50,000	69,954
4.60%, 5/13/2046	100,000	103,088

Progressive Corp. (The)
4.20%, 3/15/2048	50,000	48,597

Prudential Financial, Inc.
4.50%, 9/15/2047(a)	100,000	94,933
4.35%, 2/25/2050	150,000	147,079

Travelers Cos., Inc. (The)
4.00%, 5/30/2047	150,000	140,732

Unum Group
4.13%, 6/15/2051	50,000	39,414
		1,879,801

Interactive Media & Services – 0.5%

Alphabet, Inc.
0.45%, 8/15/2025	100,000	92,320
1.10%, 8/15/2030	100,000	82,002
2.05%, 8/15/2050	100,000	69,283
		243,605

Internet & Direct Marketing Retail – 1.6%

Amazon.com, Inc.
1.00%, 5/12/2026	200,000	182,630
1.65%, 5/12/2028	250,000	222,861
3.88%, 8/22/2037	100,000	97,731
2.88%, 5/12/2041	150,000	124,861

eBay, Inc.
2.70%, 3/11/2030	100,000	88,387
		716,470

IT Services – 2.1%

International Business Machines Corp.
3.00%, 5/15/2024	200,000	199,187
3.50%, 5/15/2029	150,000	145,253
4.25%, 5/15/2049	150,000	141,939

Mastercard, Inc.
2.95%, 6/1/2029	200,000	190,773
1.90%, 3/15/2031	100,000	87,115

Investments	Principal Amount	Value

IT Services – (continued)

PayPal Holdings, Inc.
1.35%, 6/1/2023	$100,000	$98,742
2.85%, 10/1/2029	100,000	91,957
		954,966

Leisure Products – 0.1%

Hasbro, Inc.
6.35%, 3/15/2040	50,000	54,978

Machinery – 1.1%

Caterpillar, Inc.
5.20%, 5/27/2041	100,000	111,190

Cummins, Inc.
1.50%, 9/1/2030	100,000	81,920

Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	193,887

Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	100,000	95,610
		482,607

Media – 0.9%

Fox Corp.
4.71%, 1/25/2029	100,000	100,878
3.50%, 4/8/2030	100,000	92,939

Paramount Global
4.95%, 1/15/2031	100,000	99,231
4.38%, 3/15/2043	100,000	82,965
4.95%, 5/19/2050	50,000	45,500
		421,513

Metals & Mining – 0.4%

Newmont Corp.
5.88%, 4/1/2035	100,000	110,788

Teck Resources Ltd.
6.25%, 7/15/2041	50,000	54,454
		165,242

Multiline Retail – 0.6%

Target Corp.
2.25%, 4/15/2025	100,000	97,215
2.65%, 9/15/2030	200,000	183,276
		280,491

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	395

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – 1.5%

Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	$100,000	$86,846
3.95%, 3/1/2043	50,000	44,840

Consumers Energy Co.
4.35%, 4/15/2049	100,000	100,389

Dominion Energy, Inc.
Series C, 3.38%, 4/1/2030	100,000	92,673

Puget Energy, Inc.
2.38%, 6/15/2028	200,000	178,389

San Diego Gas & Electric Co.
2.95%, 8/15/2051	100,000	78,062

Sempra Energy
4.00%, 2/1/2048	100,000	88,422
		669,621

Oil, Gas & Consumable Fuels – 6.3%

BP Capital Markets America, Inc.
3.38%, 2/8/2061	50,000	39,077

Canadian Natural Resources Ltd.
6.25%, 3/15/2038	100,000	110,418

Devon Energy Corp.
5.00%, 6/15/2045	50,000	48,960

Enbridge, Inc.
2.50%, 8/1/2033	100,000	82,902
5.50%, 7/15/2077(a)	100,000	95,943

Enterprise Products Operating LLC
6.45%, 9/1/2040	100,000	113,293
4.25%, 2/15/2048	100,000	88,339
4.80%, 2/1/2049	50,000	47,931
4.20%, 1/31/2050	50,000	44,081

Hess Corp.
3.50%, 7/15/2024	100,000	99,494
6.00%, 1/15/2040	50,000	53,211

Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	114,256

Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	101,022
2.00%, 2/15/2031	100,000	82,657
5.55%, 6/1/2045	100,000	100,957

Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	41,940

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Marathon Petroleum Corp.
4.50%, 4/1/2048	$50,000	$44,186

MPLX LP
1.75%, 3/1/2026	100,000	91,472
2.65%, 8/15/2030	100,000	86,629
5.50%, 2/15/2049	100,000	98,202

ONEOK Partners LP
6.13%, 2/1/2041	50,000	51,025

Plains All American Pipeline LP
4.65%, 10/15/2025	200,000	202,354
4.90%, 2/15/2045	50,000	43,144

Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	100,000	99,549

Suncor Energy, Inc.
6.80%, 5/15/2038	50,000	58,610

TotalEnergies Capital International SA
2.83%, 1/10/2030	100,000	92,703
3.13%, 5/29/2050	100,000	79,638

Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	46,473

Valero Energy Corp.
4.00%, 4/1/2029	100,000	97,391
2.80%, 12/1/2031	100,000	86,650

Williams Cos., Inc. (The)
4.55%, 6/24/2024	200,000	202,894
6.30%, 4/15/2040	100,000	111,808
5.75%, 6/24/2044	50,000	52,201
		2,809,410

Paper & Forest Products – 0.2%

Suzano Austria GmbH
3.13%, 1/15/2032	100,000	80,902

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	97,773

Pharmaceuticals – 4.5%

AstraZeneca plc
6.45%, 9/15/2037	50,000	61,890

GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	100,000	100,786
6.38%, 5/15/2038	100,000	123,109

See Accompanying Notes to the Financial Statements.

396	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

Johnson & Johnson
2.63%, 1/15/2025	$100,000	$99,398
1.30%, 9/1/2030	100,000	84,290
3.63%, 3/3/2037	200,000	193,409
3.70%, 3/1/2046	100,000	95,448

Merck & Co., Inc.
2.90%, 3/7/2024	100,000	99,918
3.40%, 3/7/2029	100,000	98,369
2.35%, 6/24/2040	100,000	77,552
3.70%, 2/10/2045	100,000	91,664
2.75%, 12/10/2051	50,000	38,392

Novartis Capital Corp.
3.40%, 5/6/2024	100,000	100,819
2.00%, 2/14/2027	100,000	94,112
2.75%, 8/14/2050	100,000	79,178

Pfizer, Inc.
0.80%, 5/28/2025	100,000	93,269
3.45%, 3/15/2029	100,000	97,822
7.20%, 3/15/2039	100,000	135,161
4.13%, 12/15/2046	100,000	99,786

Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030	200,000	168,625
		2,032,997

Road & Rail – 1.4%

Canadian National Railway Co.
4.45%, 1/20/2049	100,000	101,626

Canadian Pacific Railway Co.
1.35%, 12/2/2024	100,000	94,811
4.80%, 8/1/2045	100,000	101,848

CSX Corp.
3.40%, 8/1/2024	100,000	100,329
4.30%, 3/1/2048	100,000	95,666
3.80%, 4/15/2050	100,000	88,871

Norfolk Southern Corp.
4.10%, 5/15/2121	25,000	20,546
		603,697

Semiconductors & Semiconductor Equipment – 1.8%

Intel Corp.
2.88%, 5/11/2024	100,000	100,051
3.40%, 3/25/2025	100,000	100,190
2.45%, 11/15/2029	200,000	181,480

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – (continued)
2.00%, 8/12/2031	$100,000	$85,120
4.75%, 3/25/2050	150,000	155,468
4.95%, 3/25/2060	50,000	53,381

Micron Technology, Inc.
3.37%, 11/1/2041	50,000	39,889

QUALCOMM, Inc.
3.45%, 5/20/2025	100,000	100,341
		815,920

Software – 3.8%

Microsoft Corp.
3.13%, 11/3/2025	150,000	150,527
2.40%, 8/8/2026	200,000	193,830
3.30%, 2/6/2027	200,000	200,582
3.45%, 8/8/2036	50,000	47,941
2.53%, 6/1/2050	250,000	188,742
2.92%, 3/17/2052	150,000	122,692
3.04%, 3/17/2062	50,000	40,034

Oracle Corp.
3.60%, 4/1/2040	200,000	155,516
3.65%, 3/25/2041	100,000	77,737
4.00%, 7/15/2046	100,000	78,729
4.10%, 3/25/2061	100,000	74,309

Salesforce, Inc.
1.50%, 7/15/2028	100,000	88,431
2.90%, 7/15/2051	100,000	78,740

VMware, Inc.
0.60%, 8/15/2023	200,000	193,636
		1,691,446

Specialty Retail – 2.0%

Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	50,000	36,751

Home Depot, Inc. (The)
3.90%, 12/6/2028	200,000	200,266
5.88%, 12/16/2036	150,000	177,518

Lowe’s Cos., Inc.
2.50%, 4/15/2026	200,000	191,024
3.65%, 4/5/2029	100,000	96,608
2.63%, 4/1/2031	100,000	87,854
3.00%, 10/15/2050	150,000	111,697
		901,718

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	397

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – 3.0%

Apple, Inc.
2.40%, 5/3/2023	$100,000	$100,134
3.45%, 5/6/2024	200,000	202,414
3.25%, 2/23/2026	300,000	299,864
1.65%, 2/8/2031	300,000	254,664
2.38%, 2/8/2041	150,000	117,497
3.85%, 5/4/2043	150,000	142,363
4.65%, 2/23/2046	50,000	53,190
2.65%, 2/8/2051	50,000	38,103

Dell International LLC
8.10%, 7/15/2036	54,000	66,742
3.38%, 12/15/2041(c)	50,000	37,613

HP, Inc.
2.65%, 6/17/2031	58,000	48,157
		1,360,741

Water Utilities – 0.4%

American Water Capital Corp.
2.30%, 6/1/2031	200,000	174,501

Wireless Telecommunication Services – 0.7%

Vodafone Group plc
4.38%, 5/30/2028	100,000	101,771
5.25%, 5/30/2048	200,000	200,957
		302,728
Total Corporate Bonds (Cost $50,547,346)		43,698,860

Total Investments – 97.5% (Cost $50,547,346)		43,698,860

Other assets less liabilities – 2.5%		1,105,847
NET ASSETS – 100.0%		$44,804,707

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,861,102)
Net unrealized depreciation	$(6,861,102)
Federal income tax cost	$50,559,962

Security Type	% of Net Assets
Corporate Bonds	97.5%
Others(1)	2.5
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

398	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2022 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 87.0%

Aerospace & Defense – 1.2%

Boeing Co. (The)
1.17%, 2/4/2023	$929,000	$916,988
1.95%, 2/1/2024	900,000	874,381

General Dynamics Corp.
2.25%, 11/15/2022	5,700,000	5,712,119
		7,503,488

Air Freight & Logistics – 1.0%

United Parcel Service, Inc.
2.35%, 5/16/2022	5,225,000	5,227,981
2.45%, 10/1/2022	445,000	446,232
2.50%, 4/1/2023	1,047,000	1,049,146
		6,723,359

Airlines – 0.3%

Southwest Airlines Co.
4.75%, 5/4/2023	1,670,000	1,699,921

Automobiles – 2.5%

BMW US Capital LLC
3.80%, 4/6/2023(a)	1,250,000	1,264,435
(United States SOFR Compounded Index + 0.53%), 0.82%, 4/1/2024(a) (b)	900,000	899,066

Daimler Finance North America LLC
0.75%, 3/1/2024(a)	2,350,000	2,250,575

Hyundai Capital America
1.25%, 9/18/2023(a)	910,000	883,429
0.80%, 1/8/2024(a)	1,700,000	1,621,439
0.88%, 6/14/2024(a)	1,000,000	940,258

Kia Corp.
2.38%, 2/14/2025(a)	730,000	704,196

Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(a)	900,000	837,708

Stellantis NV
5.25%, 4/15/2023	2,211,000	2,251,108

Volkswagen Group of America Finance LLC
2.90%, 5/13/2022(a)	2,163,000	2,163,985

Investments	Principal Amount	Value

Automobiles – (continued)
0.75%, 11/23/2022(a)	$1,000,000	$990,507
3.13%, 5/12/2023(a)	1,410,000	1,410,304
		16,217,010

Banks – 18.2%

ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 0.79%, 2/18/2025(a) (b)	1,450,000	1,446,563

Australia & New Zealand Banking Group Ltd.
2.63%, 5/19/2022	599,000	599,219

Bank of America Corp.
(BSBY3M + 0.43%), 0.91%, 5/28/2024(b)	3,700,000	3,681,389
(SOFR + 0.73%), 1.01%, 10/24/2024(b)	2,200,000	2,199,882
Series 2025, (SOFR + 0.66%), 0.83%, 2/4/2025(b)	2,000,000	1,983,740

Bank of Montreal
(United States SOFR Compounded Index + 0.62%), 0.88%, 9/15/2026(b)	3,300,000	3,274,966

Bank of New Zealand
(SOFR + 0.81%), 1.08%, 1/27/2027(a) (b)	4,000,000	3,987,072

Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 0.76%, 3/2/2026(b)	5,000,000	4,944,870

Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.02%, 7/20/2023(a) (b)	1,000,000	1,005,390

Barclays Bank plc
1.70%, 5/12/2022	3,561,000	3,561,724

BNP Paribas SA
2.95%, 5/23/2022(a)	300,000	300,277
4.25%, 10/15/2024	1,000,000	1,008,786

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	399

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Canadian Imperial Bank of Commerce
2.55%, 6/16/2022	$565,000	$565,861
(SOFR + 0.80%), 1.09%, 3/17/2023(b)	2,300,000	2,304,419

Capital One Bank USA NA
3.38%, 2/15/2023	350,000	352,203

Citigroup, Inc.
(SOFR + 0.67%), 0.84%, 5/1/2025(b)	900,000	889,000
(SOFR + 0.69%), 0.96%, 1/25/2026(b)	2,400,000	2,364,789

Commonwealth Bank of Australia
(SOFR + 0.40%), 0.69%, 7/7/2025(a) (b)	1,800,000	1,784,984
(SOFR + 0.52%), 0.78%, 6/15/2026(a) (b)	1,900,000	1,888,032

Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.30%), 0.58%, 1/12/2024(b)	2,000,000	1,996,641
(United States SOFR Compounded Index + 0.38%), 0.67%, 1/10/2025(b)	1,600,000	1,593,324

HSBC Holdings plc
0.73%, 8/17/2024(c)	2,240,000	2,157,680

ING Groep NV
(SOFR + 1.01%), 1.30%, 4/1/2027(b)	3,800,000	3,740,608

JPMorgan Chase & Co.
0.77%, 8/9/2025(c)	1,000,000	937,096
(SOFR + 0.92%), 1.12%, 2/24/2026(b)	6,000,000	5,929,193
(SOFR + 0.77%), 1.05%, 9/22/2027(b)	2,500,000	2,414,457

KeyBank NA
(SOFR + 0.34%), 0.62%, 1/3/2024(b)	4,800,000	4,764,914

Lloyds Banking Group plc
1.33%, 6/15/2023(c)	400,000	399,235
4.05%, 8/16/2023	650,000	656,522

Investments	Principal Amount	Value

Banks – (continued)

Mitsubishi UFJ Financial Group, Inc.
2.62%, 7/18/2022	$2,720,000	$2,726,012
3.46%, 3/2/2023	500,000	503,624

Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 1.63%, 9/11/2022(b)	600,000	601,295
(ICE LIBOR USD 3 Month + 0.84%), 1.88%, 7/16/2023(b)	700,000	700,415
(ICE LIBOR USD 3 Month + 0.85%), 1.65%, 9/13/2023(b)	2,250,000	2,253,505
(ICE LIBOR USD 3 Month + 0.61%), 1.22%, 9/8/2024(b)	2,900,000	2,898,627

National Australia Bank Ltd.
(SOFR + 0.65%), 0.93%, 1/12/2027(a) (b)	4,000,000	3,974,932

National Bank of Canada
0.75%, 8/6/2024	900,000	846,859

NatWest Markets plc
(SOFR + 0.53%), 0.71%, 8/12/2024(a) (b)	600,000	596,381

Nordea Bank Abp
1.00%, 6/9/2023(a)	640,000	626,514

PNC Financial Services Group, Inc. (The)
2.85%, 11/9/2022(d)	375,000	376,638

Royal Bank of Canada
(United States SOFR Compounded Index + 0.44%), 0.71%, 1/21/2025(b)	3,000,000	2,971,934
(United States SOFR Compounded Index + 0.53%), 0.80%, 1/20/2026(b)	2,750,000	2,717,005
(United States SOFR Compounded Index + 0.57%), 0.84%, 4/27/2026(b)	2,000,000	1,971,101

Skandinaviska Enskilda Banken AB
2.20%, 12/12/2022(a)	600,000	599,432

See Accompanying Notes to the Financial Statements.

400	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
(ICE LIBOR USD 3 Month + 0.32%), 0.84%, 9/1/2023(a) (b)	$2,800,000	$2,791,636
0.65%, 9/9/2024(a)	500,000	468,857

Societe Generale SA
2.63%, 10/16/2024(a)	1,000,000	965,972

Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	300,000	286,568
(SOFR + 0.88%), 1.17%, 1/14/2027(b)	1,480,000	1,471,468

Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(a)	900,000	872,455
0.85%, 3/25/2024(a)	400,000	381,216

Swedbank AB
1.30%, 6/2/2023(a)	400,000	393,213

Toronto-Dominion Bank (The)
(SOFR + 0.24%), 0.53%, 1/6/2023(b)	2,700,000	2,696,087
0.55%, 3/4/2024	2,000,000	1,908,267
(SOFR + 0.59%), 0.83%, 9/10/2026(b)	2,000,000	1,969,944

Truist Bank
1.25%, 3/9/2023	1,000,000	989,908

Truist Financial Corp.
3.05%, 6/20/2022	2,358,000	2,359,829
(SOFR + 0.40%), 0.64%, 6/9/2025(b)	3,750,000	3,689,222

Wells Fargo & Co.
(SOFR + 1.32%), 1.59%, 4/25/2026(b)	2,600,000	2,603,416

Westpac Banking Corp.
(SOFR + 0.30%), 0.49%, 11/18/2024(b)	4,410,000	4,389,335
(SOFR + 0.52%), 0.74%, 6/3/2026(b)	2,568,000	2,555,596
		117,890,099

Beverages – 0.5%

Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	3,500,000	3,340,484

Investments	Principal Amount	Value

Biotechnology – 1.6%

AbbVie, Inc.
2.90%, 11/6/2022	$4,000,000	$4,012,014

Biogen, Inc.
3.63%, 9/15/2022	5,000,000	5,025,120

Gilead Sciences, Inc.
0.75%, 9/29/2023	1,624,000	1,572,255
		10,609,389

Capital Markets – 7.2%

Ares Capital Corp.
3.50%, 2/10/2023	1,100,000	1,100,457

Bank of New York Mellon Corp. (The)
1.95%, 8/23/2022	1,383,000	1,383,147
Series J, (SOFR + 0.20%), 0.47%, 10/25/2024(b)	2,800,000	2,775,072

BlackRock, Inc.
3.38%, 6/1/2022	7,500,000	7,513,930

Blackstone Private Credit Fund
2.70%, 1/15/2025(a)	800,000	753,312

Charles Schwab Corp. (The)
2.65%, 1/25/2023	1,472,000	1,475,245
(United States SOFR Compounded Index + 0.50%), 0.78%, 3/18/2024(b)	1,390,000	1,388,646
(United States SOFR Compounded Index + 1.05%), 1.27%, 3/3/2027(b)	7,000,000	7,008,203

Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.19%), 1.65%, 11/16/2022(b)	1,150,000	1,154,323
0.90%, 5/28/2024	1,100,000	1,039,692

FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	918,923

Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.73%, 11/17/2023(b)	300,000	299,026
(SOFR + 0.58%), 0.81%, 3/8/2024(b)	2,600,000	2,579,086

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	401

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Intercontinental Exchange, Inc.
2.35%, 9/15/2022	$1,890,000	$1,892,907

Macquarie Bank Ltd.
2.10%, 10/17/2022(a)	650,000	649,829

Moody’s Corp.
2.63%, 1/15/2023	2,400,000	2,402,327

Morgan Stanley
2.75%, 5/19/2022	845,000	845,527
1.16%, 10/21/2025(c)	500,000	467,362
(SOFR + 0.95%), 1.15%, 2/18/2026(b)	3,000,000	2,977,677

Nasdaq, Inc.
0.45%, 12/21/2022	4,800,000	4,735,079

UBS AG
(SOFR + 0.32%), 0.53%, 6/1/2023(a) (b)	2,500,000	2,496,198
0.70%, 8/9/2024(a)	200,000	188,738

UBS Group AG
3.49%, 5/23/2023(a)	620,000	620,929
		46,665,635

Chemicals – 0.7%

Air Products and Chemicals, Inc.
2.75%, 2/3/2023	2,000,000	2,003,997

International Flavors & Fragrances, Inc.
0.70%, 9/15/2022(a)	805,000	800,533
3.20%, 5/1/2023	750,000	751,219

Sherwin-Williams Co. (The)
2.75%, 6/1/2022	524,000	524,356

Westlake Corp.
0.88%, 8/15/2024	300,000	285,794
		4,365,899

Communications Equipment – 0.1%

Cisco Systems, Inc.
2.60%, 2/28/2023	471,000	471,645

Construction Materials – 0.1%

Martin Marietta Materials, Inc.
0.65%, 7/15/2023	980,000	955,695

Investments	Principal Amount	Value

Consumer Finance – 6.8%

AerCap Ireland Capital DAC
4.63%, 7/1/2022	$450,000	$451,478
(SOFR + 0.68%), 0.97%, 9/29/2023(b)	900,000	892,266
1.65%, 10/29/2024	750,000	699,624

Ally Financial, Inc.
4.63%, 5/19/2022	2,750,000	2,753,755

American Express Co.
2.50%, 8/1/2022	4,338,000	4,345,485
(United States SOFR Compounded Index + 0.72%), Zero Coupon, 5/3/2024(b)	3,000,000	3,000,303

American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 0.74%, 5/10/2023(b)	2,500,000	2,501,438
0.88%, 7/7/2023	2,420,000	2,370,758
(ICE LIBOR USD 3 Month + 0.42%), 1.03%, 9/8/2023(b)	600,000	600,421

Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.96%, 1/30/2023(b)	1,500,000	1,498,679
3.50%, 6/15/2023	1,000,000	1,006,434

Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.74%), 1.13%, 5/13/2022(b)	3,000,000	3,000,256
2.40%, 6/6/2022	542,000	542,430
1.90%, 9/6/2022	800,000	801,472

General Motors Financial Co., Inc.
4.15%, 6/19/2023	465,000	469,959
1.70%, 8/18/2023	380,000	372,794
(SOFR + 0.76%), 0.99%, 3/8/2024(b)	800,000	794,601
3.50%, 11/7/2024	600,000	594,253

John Deere Capital Corp.
2.70%, 1/6/2023	300,000	301,806
2.80%, 1/27/2023	625,000	627,306
(SOFR + 0.12%), 0.41%, 7/10/2023(b)	1,500,000	1,494,965

See Accompanying Notes to the Financial Statements.

402	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)
(SOFR + 0.20%), 0.49%, 10/11/2024(b)	$1,500,000	$1,500,792
(SOFR + 0.56%), 0.78%, 3/7/2025(b)	1,720,000	1,727,545

PACCAR Financial Corp.
2.65%, 4/6/2023	1,000,000	1,003,022

Synchrony Financial
4.25%, 8/15/2024	1,493,000	1,493,590

Toyota Motor Credit Corp.
(SOFR + 0.30%), 0.58%, 6/13/2022(b)	2,500,000	2,499,820
(SOFR + 0.32%), 0.60%, 1/13/2025(b)	7,000,000	6,938,673
		44,283,925

Containers & Packaging – 0.1%

Avery Dennison Corp.
0.85%, 8/15/2024	1,040,000	980,970

Diversified Financial Services – 0.7%

AIG Global Funding
2.30%, 7/1/2022(a)	1,025,000	1,025,298

Element Fleet Management Corp.
1.60%, 4/6/2024(a)	500,000	480,769

Jackson Financial, Inc.
1.13%, 11/22/2023(a)	950,000	917,177

NTT Finance Corp.
0.58%, 3/1/2024(a)	600,000	572,547

Siemens Financieringsmaatschappij NV
2.90%, 5/27/2022(a)	305,000	305,278

Synchrony Bank
3.00%, 6/15/2022	1,000,000	1,000,439
		4,301,508

Diversified Telecommunication Services – 1.6%

AT&T, Inc.
(United States SOFR Compounded Index + 0.64%), 0.93%, 3/25/2024(b)	1,160,000	1,159,466

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)
(ICE LIBOR USD 3 Month + 1.18%), 1.98%, 6/12/2024(b)	$3,550,000	$3,577,958

Bell Canada
Series US-3, 0.75%, 3/17/2024	1,850,000	1,768,314

Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.61%, 5/15/2025(b)	1,000,000	1,011,846
(United States SOFR Compounded Index + 0.79%), 1.08%, 3/20/2026(b)	2,600,000	2,593,454
		10,111,038

Electric Utilities – 2.9%

American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.80%, 11/1/2023(b)	1,400,000	1,400,126

Duke Energy Corp.
2.40%, 8/15/2022	250,000	250,269
3.05%, 8/15/2022	1,700,000	1,702,244

Entergy Louisiana LLC
0.62%, 11/17/2023	1,400,000	1,349,921

Eversource Energy
Series T, (United States SOFR Compounded Index + 0.25%), 0.43%, 8/15/2023(b)	1,500,000	1,496,399

Florida Power & Light Co.
(United States SOFR Compounded Index + 0.38%), 0.66%, 1/12/2024(b)	4,400,000	4,384,395

Mississippi Power Co.
Series A, (SOFR + 0.30%), 0.59%, 6/28/2024(b)	950,000	940,874

NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 0.75%, 2/22/2023(b)	2,121,000	2,115,489

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	403

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

OGE Energy Corp.
0.70%, 5/26/2023	$1,490,000	$1,450,208

PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 1.22%, 9/28/2023(b)	850,000	846,665
(SOFR + 0.33%), 0.62%, 6/24/2024(b)	1,360,000	1,352,071

Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,755,003
		19,043,664

Electrical Equipment – 0.6%

Eaton Corp.
2.75%, 11/2/2022	3,875,000	3,886,661

Energy Equipment & Services – 0.3%

Baker Hughes Holdings LLC
1.23%, 12/15/2023	1,220,000	1,184,442

Schlumberger Finance Canada Ltd.
2.65%, 11/20/2022(a)	930,000	932,068
		2,116,510

Entertainment – 0.5%

Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	510,000	508,002
3.55%, 4/14/2025	240,000	238,056

TWDC Enterprises 18 Corp.
2.35%, 12/1/2022	1,855,000	1,854,983

Walt Disney Co. (The)
3.00%, 9/15/2022	568,000	570,539
		3,171,580

Equity Real Estate Investment Trusts (REITs) – 1.3%

American Campus Communities Operating Partnership LP
3.75%, 4/15/2023	985,000	990,128
4.13%, 7/1/2024	1,000,000	1,012,172

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Crown Castle International Corp.
3.15%, 7/15/2023	$1,700,000	$1,699,718

Public Storage
(SOFR + 0.47%), 0.74%, 4/23/2024(b)	4,000,000	3,989,957

Simon Property Group LP
(United States SOFR Compounded Index + 0.43%), 0.71%, 1/11/2024(b)	700,000	698,398
		8,390,373

Food & Staples Retailing – 1.8%

Kroger Co. (The)
2.80%, 8/1/2022	5,523,000	5,528,980

Walgreen Co.
3.10%, 9/15/2022	3,900,000	3,910,231

Walgreens Boots Alliance, Inc.
0.95%, 11/17/2023	1,770,000	1,717,035

Walmart, Inc.
2.35%, 12/15/2022	400,000	401,513
		11,557,759

Food Products – 1.3%

Campbell Soup Co.
3.65%, 3/15/2023	2,394,000	2,411,123

Conagra Brands, Inc.
3.20%, 1/25/2023	2,575,000	2,587,838
0.50%, 8/11/2023	560,000	541,895

General Mills, Inc.
(ICE LIBOR USD 3 Month + 1.01%), 2.05%, 10/17/2023(b)	650,000	657,530

Hormel Foods Corp.
0.65%, 6/3/2024	280,000	267,216

McCormick & Co., Inc.
2.70%, 8/15/2022	1,111,000	1,112,034
0.90%, 2/15/2026	620,000	558,351

Unilever Capital Corp.
2.20%, 5/5/2022	550,000	550,037
		8,686,024

See Accompanying Notes to the Financial Statements.

404	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Gas Utilities – 0.5%

CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	$1,170,000	$1,146,158

ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 1.36%, 3/11/2023(b)	2,050,000	2,045,678

Southern Natural Gas Co. LLC
0.63%, 4/28/2023(a)	180,000	175,926
		3,367,762

Health Care Equipment & Supplies – 1.4%

Baxter International, Inc.
0.87%, 12/1/2023(a)	1,800,000	1,732,180
(United States SOFR Compounded Index + 0.44%), 0.49%, 11/29/2024(a) (b)	1,140,000	1,134,819

Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 1.03%), 1.61%, 6/6/2022(b)	1,050,000	1,050,028

DH Europe Finance II Sarl
2.05%, 11/15/2022	3,050,000	3,050,088

Stryker Corp.
0.60%, 12/1/2023	1,910,000	1,838,653

Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	650,000	616,000
		9,421,768

Health Care Providers & Services – 4.3%

Aetna, Inc.
2.75%, 11/15/2022	4,485,000	4,493,205

Anthem, Inc.
3.13%, 5/15/2022	625,000	625,352
0.45%, 3/15/2023	800,000	786,297

Cigna Corp.
3.05%, 11/30/2022	4,000,000	4,020,041
(ICE LIBOR USD 3 Month + 0.89%), 1.93%, 7/15/2023(b)	2,500,000	2,514,030

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

CVS Health Corp.
3.50%, 7/20/2022	$2,800,000	$2,802,874
2.75%, 12/1/2022	2,870,000	2,877,859

HCA, Inc.
5.00%, 3/15/2024	400,000	410,189

Humana, Inc.
3.15%, 12/1/2022	1,100,000	1,103,905
0.65%, 8/3/2023	760,000	738,087

McKesson Corp.
2.70%, 12/15/2022	1,640,000	1,643,310

UnitedHealth Group, Inc.
3.35%, 7/15/2022	4,026,000	4,035,380
2.75%, 2/15/2023	500,000	502,063
0.55%, 5/15/2024	1,580,000	1,505,646
		28,058,238

Hotels, Restaurants & Leisure – 2.2%

McDonald’s Corp.
3.35%, 4/1/2023	5,500,000	5,540,499

Starbucks Corp.
1.30%, 5/7/2022	6,362,000	6,362,020
(United States SOFR Compounded Index + 0.42%), 0.60%, 2/14/2024(b)	2,370,000	2,372,505
		14,275,024

Household Durables – 0.5%

DR Horton, Inc.
4.38%, 9/15/2022	810,000	812,122

Lennar Corp.
4.75%, 11/15/2022(d)	1,150,000	1,157,248
4.88%, 12/15/2023	940,000	956,345

Whirlpool Corp.
4.70%, 6/1/2022	406,000	406,682
		3,332,397

Household Products – 1.2%

Church & Dwight Co., Inc.
2.45%, 8/1/2022	2,385,000	2,387,450
2.88%, 10/1/2022	3,150,000	3,158,977

Clorox Co. (The)
3.05%, 9/15/2022	1,950,000	1,953,514
		7,499,941

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	405

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Industrial Conglomerates – 1.3%

3M Co.
2.25%, 3/15/2023	$680,000	$680,356

General Electric Co.
(ICE LIBOR USD 3 Month + 0.30%), 1.34%, 5/13/2024(b)	3,000,000	2,961,770

Honeywell International, Inc.
2.15%, 8/8/2022	2,500,000	2,503,144

Roper Technologies, Inc.
0.45%, 8/15/2022	1,395,000	1,387,967
3.13%, 11/15/2022	825,000	828,022
		8,361,259

Insurance – 3.2%

Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 1.61%, 3/29/2023(b)	849,000	848,504

Aon Corp.
2.20%, 11/15/2022	4,227,000	4,221,409

Athene Global Funding
3.00%, 7/1/2022(a)	269,000	269,459
1.20%, 10/13/2023(a)	1,900,000	1,839,609
(ICE LIBOR USD 3 Month + 0.73%), 1.72%, 1/8/2024(a) (b)	1,000,000	993,912

Berkshire Hathaway Finance Corp.
3.00%, 5/15/2022	5,000,000	5,002,076

Brighthouse Financial Global Funding
0.60%, 6/28/2023(a)	630,000	613,187

Chubb INA Holdings, Inc.
2.88%, 11/3/2022	585,000	587,154

Corebridge Financial, Inc.
3.50%, 4/4/2025(a)	2,300,000	2,276,773

Jackson National Life Global Funding
2.50%, 6/27/2022(a)	670,000	670,924

New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 0.61%, 1/14/2025(a) (b)	2,000,000	1,985,152

Investments	Principal Amount	Value

Insurance – (continued)

Protective Life Global Funding
0.63%, 10/13/2023(a)	$900,000	$869,786

Security Benefit Global Funding
1.25%, 5/17/2024(a)	650,000	616,693
		20,794,638

Internet & Direct Marketing Retail – 0.7%

eBay, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 2.11%, 1/30/2023(b)	1,510,000	1,511,691
2.75%, 1/30/2023	3,181,000	3,186,169
		4,697,860

IT Services – 0.9%

Fidelity National Information Services, Inc.
0.60%, 3/1/2024	910,000	864,029

Global Payments, Inc.
4.00%, 6/1/2023	1,000,000	1,008,382
1.50%, 11/15/2024	240,000	227,046

International Business Machines Corp.
2.85%, 5/13/2022	100,000	100,059

PayPal Holdings, Inc.
2.20%, 9/26/2022	320,000	320,635
1.35%, 6/1/2023	3,440,000	3,396,722
		5,916,873

Life Sciences Tools & Services – 0.1%

Thermo Fisher Scientific, Inc.
(United States SOFR Compounded Index + 0.53%), 0.81%, 10/18/2024(b)	550,000	547,966
1.22%, 10/18/2024	390,000	370,371
		918,337

Machinery – 0.9%

CNH Industrial Capital LLC
1.95%, 7/2/2023	630,000	620,560

Daimler Trucks Finance North America LLC
(SOFR + 0.60%), 0.87%, 12/14/2023(a) (b)	2,000,000	1,994,946

See Accompanying Notes to the Financial Statements.

406	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Parker-Hannifin Corp.
3.50%, 9/15/2022	$3,000,000	$3,018,101
		5,633,607

Media – 1.2%

Charter Communications Operating LLC
4.46%, 7/23/2022	2,662,000	2,666,664

Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	1,407,000	1,459,143

Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 1.67%, 4/15/2024(b)	1,000,000	1,005,442

Discovery Communications LLC
2.95%, 3/20/2023	2,500,000	2,500,429
		7,631,678

Multiline Retail – 1.2%

Dollar General Corp.
3.25%, 4/15/2023	5,500,000	5,522,337

Target Corp.
8.80%, 5/15/2022	2,300,000	2,305,825
		7,828,162

Multi-Utilities – 2.0%

Ameren Illinois Co.
2.70%, 9/1/2022	1,000,000	1,000,534
0.38%, 6/15/2023	670,000	651,833

Black Hills Corp.
1.04%, 8/23/2024	960,000	908,658

CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 0.83%, 5/13/2024(b)	760,000	754,220

Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	3,600,000	3,463,881

Investments	Principal Amount	Value

Multi-Utilities – (continued)

Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 9/15/2023(b)	$2,000,000	$1,997,158

DTE Energy Co.
Series H, 0.55%, 11/1/2022	3,000,000	2,976,414
2.25%, 11/1/2022	1,082,000	1,081,927
		12,834,625

Oil, Gas & Consumable Fuels – 3.4%

Canadian Natural Resources Ltd.
2.95%, 1/15/2023	2,500,000	2,505,224

ConocoPhillips Co.
2.13%, 3/8/2024	1,500,000	1,476,332

Continental Resources, Inc.
4.50%, 4/15/2023	2,720,000	2,754,000

Enbridge, Inc.
(SOFR + 0.40%), 0.59%, 2/17/2023(b)	690,000	688,792
(United States SOFR Compounded Index + 0.63%), 0.82%, 2/16/2024(b)	4,700,000	4,707,057

Exxon Mobil Corp.
1.90%, 8/16/2022	600,000	600,562

Kinder Morgan Energy Partners LP
3.95%, 9/1/2022	400,000	400,322

Kinder Morgan, Inc.
3.15%, 1/15/2023	1,700,000	1,705,334

MPLX LP
3.50%, 12/1/2022	2,420,000	2,432,485
3.38%, 3/15/2023	2,000,000	2,008,471

Phillips 66
3.70%, 4/6/2023	600,000	604,757

Saudi Arabian Oil Co.
1.25%, 11/24/2023(a)	200,000	194,654

Suncor Energy, Inc.
2.80%, 5/15/2023	500,000	498,611

TransCanada PipeLines Ltd.
1.00%, 10/12/2024	520,000	488,747

Williams Cos., Inc. (The)
3.70%, 1/15/2023	950,000	954,604
		22,019,952

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	407

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Paper & Forest Products – 0.3%

Georgia-Pacific LLC
0.63%, 5/15/2024(a)	$2,200,000	$2,088,704

Pharmaceuticals – 2.9%

AstraZeneca plc
2.38%, 6/12/2022	1,800,000	1,801,608
(ICE LIBOR USD 3 Month + 0.67%), 1.13%, 8/17/2023(b)	480,000	482,062

Bristol-Myers Squibb Co.
2.60%, 5/16/2022	2,000,000	2,001,363
0.54%, 11/13/2023	700,000	679,176

Eli Lilly & Co.
2.35%, 5/15/2022	3,719,000	3,720,474

GlaxoSmithKline Capital plc
2.88%, 6/1/2022	1,300,000	1,300,000

Merck & Co., Inc.
2.40%, 9/15/2022	1,375,000	1,377,358

Roche Holdings, Inc.
(SOFR + 0.56%), 0.80%, 3/10/2025(a) (b)	4,000,000	4,013,517

Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	448,000	447,184

Viatris, Inc.
1.13%, 6/22/2022	3,054,000	3,050,198
		18,872,940

Road & Rail – 1.9%

Canadian Pacific Railway Co.
1.35%, 12/2/2024	910,000	862,777

JB Hunt Transport Services, Inc.
3.30%, 8/15/2022	5,000,000	5,010,528

Ryder System, Inc.
2.88%, 6/1/2022	1,757,000	1,759,290
3.40%, 3/1/2023	3,300,000	3,322,184

SMBC Aviation Capital Finance DAC
4.13%, 7/15/2023(a)	700,000	698,511

Union Pacific Corp.
2.95%, 1/15/2023	600,000	602,374
		12,255,664

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – 1.7%

Advanced Micro Devices, Inc.
7.50%, 8/15/2022	$200,000	$202,933

Analog Devices, Inc.
(SOFR + 0.25%), 0.54%, 10/1/2024(b)	610,000	607,321

Intel Corp.
3.10%, 7/29/2022	4,500,000	4,522,954

Microchip Technology, Inc.
0.98%, 9/1/2024(a)	870,000	817,425

NVIDIA Corp.
0.31%, 6/15/2023	3,390,000	3,309,268

QUALCOMM, Inc.
3.00%, 5/20/2022	421,000	421,401
(ICE LIBOR USD 3 Month + 0.73%), 1.97%, 1/30/2023(b)	970,000	972,751
		10,854,053

Software – 0.4%

Oracle Corp.
2.50%, 10/15/2022	1,800,000	1,801,302

VMware, Inc.
0.60%, 8/15/2023	590,000	571,227
		2,372,529

Specialty Retail – 0.5%

AutoZone, Inc.
2.88%, 1/15/2023	860,000	861,389

O’Reilly Automotive, Inc.
3.80%, 9/1/2022	1,145,000	1,146,285
3.85%, 6/15/2023	1,109,000	1,117,733
		3,125,407

Technology Hardware, Storage & Peripherals – 0.6%

Apple, Inc.
2.30%, 5/11/2022	3,101,000	3,101,702

Dell International LLC
5.45%, 6/15/2023	268,000	273,967

Hewlett Packard Enterprise Co.
2.25%, 4/1/2023	400,000	398,108
		3,773,777

See Accompanying Notes to the Financial Statements.

408	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Textiles, Apparel & Luxury Goods – 0.7%

Ralph Lauren Corp.
1.70%, 6/15/2022	$4,289,000	$4,291,377

Trading Companies & Distributors – 0.8%

Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 1.18%, 12/15/2022(b)	1,500,000	1,498,445
0.70%, 2/15/2024	1,000,000	949,040
0.80%, 8/18/2024	980,000	910,431

GATX Corp.
3.90%, 3/30/2023	2,058,000	2,076,597
		5,434,513

Wireless Telecommunication Services – 0.9%

Rogers Communications, Inc.
3.00%, 3/15/2023	4,919,000	4,928,619

Vodafone Group plc
2.50%, 9/26/2022	708,000	709,495
		5,638,114
Total Corporate bonds (Cost $569,763,655)		564,271,835

MUNICIPAL BONDS – 2.9%

University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	978,631

City of New York
Series 2021-D, 0.43%, 8/1/2022	830,000	828,335
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,751,430
+ 0.00%), 0.35%, 6/1/2044(b)	5,000,000	5,000,000

Montgomery County, General Obligation Bonds
+ 0.00%), 0.31%, 11/1/2037(b)	1,000,000	1,000,000
		8,579,765

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	474,092

Investments	Principal Amount	Value

MUNICIPAL BONDS – (continued)

California Earthquake Authority
Series 2020-B, 1.33%, 7/1/2022	$500,000	$500,198

Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds
Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,090,521

New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	946,039
		3,010,850

Port Authority of New York & New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	981,088

Development Authority of Monroe County, Gulf Power Company plant Scherer Project
+ 0.00%), 0.40%, 9/1/2037(b)	5,000,000	5,000,000
Total Municipal Bonds (Cost $18,738,729)		18,550,334

ASSET-BACKED SECURITIES – 2.3%

AmeriCredit Automobile Receivables Trust
Series 2020-3, Class A2, 0.42%, 3/18/2024	37,365	37,352
Series 2021-1, Class A2, 0.28%, 6/18/2024	325,362	325,023
Series 2021-2, Class A2, 0.26%, 11/18/2024	487,998	486,008

BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	881,114

Barclays Dryrock Issuance Trust
Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	701,004

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	409

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2, 1.72%, 8/15/2024	$900,000	$900,983

Enterprise Fleet Financing LLC
Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	243,647	243,812

Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	800,000	800,731

Ford Credit Auto Owner Trust
Series 2020-C, Class A2, 0.25%, 9/15/2023	123,571	123,426

GM Financial Automobile Leasing Trust
Series 2022-1, Class A1, 0.57%, 2/21/2023	991,936	990,639

Hyundai Auto Receivables Trust
Series 2022-A, Class A2A, 1.81%, 2/18/2025	1,300,000	1,291,653

Nissan Auto Receivables Owner Trust
Series 2022-A, Class A1, 0.50%, 3/15/2023	903,386	902,269

Santander Drive Auto Receivables Trust
Series 2021-4, Class A2, 0.37%, 8/15/2024	278,134	277,232
Series 2022-1, Class A2, 1.36%, 12/16/2024	1,500,000	1,488,211
Series 2022-2, Class A2, 2.12%, 10/15/2026	2,000,000	1,993,578

Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,046,856	1,047,016

World Financial Network Credit Card Master Trust
Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,001,809
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,001,897

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

World Omni Automobile Lease Securitization Trust
Series 2020-B, Class A2, 0.32%, 9/15/2023	$209,018	$208,768
Total Asset-Backed Securities (Cost $14,726,506)		14,702,525

U.S. GOVERNMENT AGENCY SECURITIES – 0.3%

FFCB
(SOFR + 0.04%), Zero Coupon, 2/5/2024(b) (Cost $1,800,000)	1,800,000	1,800,368

FOREIGN GOVERNMENT SECURITIES – 0.1%

Japan Bank for International Cooperation
1.75%, 1/23/2023 (Cost $799,364)	800,000	798,294

SHORT-TERM INVESTMENTS – 6.8%

COMMERCIAL PAPER – 0.8%

Mccormick & Company Corporate Commercial Paper
0.45%, 5/2/2022(e) (Cost $4,999,938)	5,000,000	4,999,809

U.S. TREASURY OBLIGATIONS – 6.0%

U.S. Treasury Bills
0.21%, 5/3/2022(e)	4,000,000	3,999,991
0.42%, 5/24/2022(e)	10,000,000	9,998,235
0.56%, 5/31/2022(e)	10,000,000	9,997,402
0.32%, 6/2/2022(e)	10,000,000	9,997,221
0.48%, 6/7/2022(e)	5,000,000	4,997,854
Total U.S. Treasury Obligations (Cost $38,987,612)		38,990,703
Total Short-Term Investments (Cost $43,987,550)		43,990,512
Total Investments – 99.4% (Cost $649,815,804)		644,113,868

Other assets less liabilities – 0.6%		4,104,654
NET ASSETS – 100.0%		$648,218,522

See Accompanying Notes to the Financial Statements.

410	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2022.

(e)	The rate shown was the current yield as of April 30, 2022.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,490
Aggregate gross unrealized depreciation	(5,804,426)
Net unrealized depreciation	$(5,701,936)
Federal income tax cost	$649,815,804

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2022:

Australia	2.5%
Canada	6.7
Finland	0.1
France	0.5
Germany	2.1
Ireland	0.4
Japan	2.2
Netherlands	1.1
New Zealand	0.8
Saudi Arabia	0.0 †
South Korea	0.1
Sweden	0.7
Switzerland	1.1
United Kingdom	1.9
United States	79.2
Other[1]	0.6
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	87.0%
Municipal Bonds	2.9
Asset-Backed Securities	2.3
U.S. Government Agency Securities	0.3
Foreign Government Securities	0.1
Short-Term Investments	6.8
Others(1)	0.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	411

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2022 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 98.6%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	301,418	$14,512,824

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	87,249	4,062,296

FlexShares® Disciplined Duration MBS Index Fund(a)	1,193,272	25,518,122

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	290,878	7,478,473

iShares 10+ Year Investment Grade Corporate Bond ETF(b)	147,983	8,180,500

iShares 20+ Year Treasury Bond ETF(b)	115,860	13,839,477

iShares 3-7 Year Treasury Bond ETF	160,223	19,154,660

iShares 5-10 Year Investment Grade Corporate Bond ETF	212,813	11,096,070

iShares 7-10 Year Treasury Bond ETF(b)	86,828	8,926,787

iShares MBS ETF	148,119	14,530,474

iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	289,042	14,715,128
Total Exchange Traded Funds (Cost $154,217,573)		142,014,811
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 23.3%

REPURCHASE AGREEMENTS – 23.3%

CF Secured LLC, 0.27%, dated 4/30/2022, due 5/2/2022, repurchase price $31,594,450, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/26/2022 – 2/15/2052; Cash; total market value $32,010,217	$31,593,976	31,593,976

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Societe Generale, New York Branch, 0.28%, dated 4/30/2022, due 5/6/2022, repurchase price $2,000,093, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.25%, maturing 4/30/2022 – 8/15/2051; total market value $2,025,200	$2,000,000	$2,000,000
		33,593,976
Total Securities Lending Reinvestments (cost $33,593,976)		33,593,976

SHORT-TERM INVESTMENTS – 0.7%

U.S. TREASURY OBLIGATIONS – 0.7%

U.S. Treasury Bills 0.22%, 5/19/2022(d) (e) (Cost $999,890)	1,000,000	999,901
Total Investments – 122.6% (Cost $188,811,439)		176,608,688

Liabilities in excess of other assets – (22.6%)		(32,599,097)
NET ASSETS – 100.0%		$144,009,591

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

(b)

The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $32,557,764, collateralized in the form of cash that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; a total value of $33,593,976.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2022. The total value of securities purchased was $33,593,976.

(d)	All or a portion of the security pledged as collateral for Futures Contracts.

(e)	The rate shown was the current yield as of April 30, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

412	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,900
Aggregate gross unrealized depreciation	(12,746,611)
Net unrealized depreciation	$(12,719,711)
Federal income tax cost	$189,356,543

For the period ended April 30, 2022, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares April 30, 2022	Value April 30, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$37,734,108	$8,224,312	$28,416,005	301,418	$14,512,824	$(1,144,008)	$315,007	$(1,885,583)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,998,595	1,774,991	2,450,159	87,249	4,062,296	(1,127,921)	88,604	(133,210)
FlexShares® Disciplined Duration MBS Index Fund	14,831,201	20,299,998	7,565,841	1,193,272	25,518,122	(1,582,199)	242,161	(465,037)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	—	7,831,391	191,011	290,878	7,478,473	(159,793)	40,372	(2,114)
FlexShares® Ready Access Variable Income Fund	2,015,253	9,819,265	11,773,773	—	—	3,133	7,787	(63,878)
	$60,579,157	$47,949,957	$50,396,789	1,872,817	$51,571,715	$(4,010,788)	$693,931	$(2,549,822)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of April 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Short Contracts
U.S. Treasury 10 Year Note	(49)	06/21/2022	USD	$(5,838,656)	$28,144

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	413

FlexShares® Core Select Bond Fund (cont.)

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Exchange Traded Funds	98.6%
Securities Lending Reinvestments	23.3
Short-Term Investments	0.7
Others(1)	(22.6)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

414	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements April 30, 2022 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of thirty-two operational exchange-traded funds as of April 30, 2022 (each a “Fund” and collectively, the “Funds”).

The FlexShares® ESG & Climate Emerging Markets Core Index Fund commenced operations on April 20, 2022.

The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund are non-diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS

Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® Ready Access Variable Income Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund and the FlexShares ESG & Climate Investment Grade Corporate Core Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, and FlexShares

FLEXSHARES SEMIANNUAL REPORT	415

Notes to the Financial Statements (cont.)

STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance of each of the FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of the underlying fund(s) in which it invests (“Underlying Fund”).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable

416	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by an Underlying Index’s index provider may adversely affect an Index Fund’s ability to track its Underlying Index. An Underlying Index’s index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other

FLEXSHARES SEMIANNUAL REPORT	417

Notes to the Financial Statements (cont.)

non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2022 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Low Volatility Index Fund
Investments
Common Stocks*	$159,426,679	$—	$—	$159,426,679

Short-Term Investments	—	184,789	—	184,789

Total Investments	$159,426,679	$184,789	$—	$159,611,468

Other Financial Instruments
Liabilities

Futures Contracts	$(39,542)	$—	$—	$(39,542)

Total Other Financial Instruments	$(39,542)	$—	$—	$(39,542)

418	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$67,897,986	$—	$—	$67,897,986
Securities Lending Reinvestments

Repurchase Agreements	—	968,888	—	968,888

Total Investments	$67,897,986	$968,888	$—	$68,866,874

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$46,852	$—	$46,852
Liabilities
Futures Contracts	(17,238)	—	—	(17,238)

Forward Foreign Currency Contracts	—	(19,702)	—	(19,702)

Total Other Financial Instruments	$(17,238)	$27,150	$—	$9,912

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Multiline Retail	$—	$342	$—	$342

Other*	14,728,262	—	—	14,728,262

Total Investments	$14,728,262	$342	$—	$14,728,604

Other Financial Instruments
Assets
Futures Contracts	$1,446	$—	$—	$1,446
Liabilities

Forward Foreign Currency Contracts	—	(7)	—	(7)

Total Other Financial Instruments	$1,446	$(7)	$—	$1,439

FLEXSHARES SEMIANNUAL REPORT	419

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,487,996,130	$—	$—	$1,487,996,130
Rights	—	—	30,395	30,395
Warrants	143,935	—	—	143,935
Securities Lending Reinvestments
Certificates of Deposit	—	50,002,905	—	50,002,905

Repurchase Agreements	—	174,506,948	—	174,506,948

Total Investments	$1,488,140,065	$224,509,853	$30,395	$1,712,680,313

Other Financial Instruments
Liabilities

Futures Contracts	$(333,095)	$—	$—	$(333,095)

Total Other Financial Instruments	$(333,095)	$—	$—	$(333,095)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$57,727	$—	$—	$57,727
Common Stocks
Banks	53,789,936	987	—	53,790,923
Equity Real Estate Investment Trusts (REITs)	13,278,148	126,145	—	13,404,293
Health Care Providers & Services	4,082,841	5,945	—	4,088,786
Internet & Direct Marketing Retail	1,538,786	37,434	—	1,576,220
Media	5,535,386	45,948	—	5,581,334
Oil, Gas & Consumable Fuels	33,230,099	47,049	—	33,277,148
Software	6,776,012	22,689	—	6,798,701
Technology Hardware, Storage & Peripherals	2,576,604	94,212	—	2,670,816
Other*	420,462,941	—	—	420,462,941
Warrants	366	—	—	366
Securities Lending Reinvestments

Repurchase Agreements	—	20,154,710	—	20,154,710

Total Investments	$541,328,846	$20,535,119	$—	$561,863,965

Other Financial Instruments
Assets
Futures Contracts	$396,952	$—	$—	$396,952
Forward Foreign Currency Contracts	—	145,305	—	145,305
Liabilities
Futures Contracts	(85,627)	—	—	(85,627)

Forward Foreign Currency Contracts	—	(264,535)	—	(264,535)

Total Other Financial Instruments	$311,325	$(119,230)	$—	$192,095

420	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Automobiles	$5,699,486	$44,160	$—	$5,743,646
Biotechnology	1,671,329	16,059	12,148	1,699,536
Chemicals	11,060,516	29,841	—	11,090,357
Commercial Services & Supplies	365,457	37,436	—	402,893
Electric Utilities	3,446,868	856	—	3,447,724
Energy Equipment & Services	246,933	—	3,179	250,112
Entertainment	2,305,665	7,565	—	2,313,230
Equity Real Estate Investment Trusts (REITs)	3,165,283	26,009	—	3,191,292
Food & Staples Retailing	2,572,012	500	—	2,572,512
Hotels, Restaurants & Leisure	2,003,546	2,172	10,896	2,016,614
Internet & Direct Marketing Retail	7,507,066	91,228	—	7,598,294
Metals & Mining	13,251,368	10,003	143,014	13,404,385
Oil, Gas & Consumable Fuels	11,834,882	2,068	—	11,836,950
Pharmaceuticals	3,852,104	—	3,693	3,855,797
Real Estate Management & Development	11,317,011	437,722	23,603	11,778,336
Transportation Infrastructure	2,572,728	105,241	—	2,677,969
Other*	184,304,652	—	—	184,304,652
Corporate Bonds*	—	8,438	—	8,438
Rights	3,690	1,264	—	4,954
Warrants	—	1,189	—	1,189
Securities Lending Reinvestments

Repurchase Agreements	—	1,939,381	—	1,939,381

Total Investments	$267,180,596	$2,761,132	$196,533	$270,138,261

Other Financial Instruments
Assets
Futures Contracts	$22,870	$—	$—	$22,870
Forward Foreign Currency Contracts	—	34,473	—	34,473
Liabilities

Forward Foreign Currency Contracts	—	(8,641)	—	(8,641)

Total Other Financial Instruments	$22,870	$25,832	$—	$48,702

FLEXSHARES SEMIANNUAL REPORT	421

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Large Cap Index Fund
Investments

Common Stocks*	$138,992,889	$—	$—	$138,992,889

Total Investments	$138,992,889	$—	$—	$138,992,889

Other Financial Instruments
Liabilities

Futures Contracts	$(50,741)	$—	$—	$(50,741)

Total Other Financial Instruments	$(50,741)	$—	$—	$(50,741)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$180,180,260	$—	$—	$180,180,260
Securities Lending Reinvestments

Repurchase Agreements	—	248,877	—	248,877

Total Investments	$180,180,260	$248,877	$—	$180,429,137

Other Financial Instruments
Liabilities

Futures Contracts	$(49,369)	$—	$—	$(49,369)

Total Other Financial Instruments	$(49,369)	$—	$—	$(49,369)

422	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Internet & Direct Marketing Retail	$6,498,357	$9,299	$—	$6,507,656
Other*	155,685,237	—	—	155,685,237
Securities Lending Reinvestments

Repurchase Agreements	—	2,134,066	—	2,134,066

Total Investments	$162,183,594	$2,143,365	$—	$164,326,959

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$48,271	$—	$48,271
Liabilities
Futures Contracts	(41,113)	—	—	(41,113)

Forward Foreign Currency Contracts	—	(12,365)	—	(12,365)

Total Other Financial Instruments	$(41,113)	$35,906	$—	$(5,207)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$12,971,711	$—	$—	$12,971,711

Short-Term Investments	—	4,994	—	4,994

Total Investments	$12,971,711	$4,994	$—	$12,976,705

Other Financial Instruments
Liabilities

Futures Contracts	$(2,552)	$—	$—	$(2,552)

Total Other Financial Instruments	$(2,552)	$—	$—	$(2,552)

FLEXSHARES SEMIANNUAL REPORT	423

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Investments

Common Stocks*	$17,759,098	$—	$—	$17,759,098

Total Investments	$17,759,098	$—	$—	$17,759,098

Other Financial Instruments
Assets
Futures Contracts	$191	$—	$—	$191
Forward Foreign Currency Contracts	—	11,248	—	11,248
Liabilities
Futures Contracts	(7,588)	—	—	(7,588)

Forward Foreign Currency Contracts	—	(12,994)	—	(12,994)

Total Other Financial Instruments	$(7,397)	$(1,746)	$—	$(9,143)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Emerging Markets Core Index Fund
Investments

Common Stocks*	$4,831,794	$—	$—	$4,831,794

Total Investments	$4,831,794	$—	$—	$4,831,794

Other Financial Instruments
Liabilities

Futures Contracts	$(1,547)	$—	$—	$(1,547)

Total Other Financial Instruments	$(1,547)	$—	$—	$(1,547)

424	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$8,090,675,445	$—	$—	$8,090,675,445
Securities Lending Reinvestments
Certificates of Deposit	—	32,997,965	—	32,997,965

Repurchase Agreements	—	169,366,040	—	169,366,040

Total Investments	$8,090,675,445	$202,364,005	$—	$8,293,039,450

Other Financial Instruments
Assets
Futures Contracts	$440,146	$—	$—	$440,146
Forward Foreign Currency Contracts	—	2,243,935	—	2,243,935
Liabilities
Futures Contracts	(1,358,153)	—	—	(1,358,153)

Forward Foreign Currency Contracts	—	(2,246,482)	—	(2,246,482)

Total Other Financial Instruments	$(918,007)	$(2,547)	$—	$(920,554)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,520,492,194	$—	$—	$2,520,492,194
Securities Lending Reinvestments

Repurchase Agreements	—	38,469,275	—	38,469,275

Total Investments	$2,520,492,194	$38,469,275	$—	$2,558,961,469

Other Financial Instruments
Assets
Futures Contracts	$315,570	$—	$—	$315,570
Forward Foreign Currency Contracts	—	1,093,330	—	1,093,330
Liabilities
Futures Contracts	(273,335)	—	—	(273,335)

Forward Foreign Currency Contracts	—	(1,154,235)	—	(1,154,235)

Total Other Financial Instruments	$42,235	$(60,905)	$—	$(18,670)

FLEXSHARES SEMIANNUAL REPORT	425

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$405,054,763	$—	$—	$405,054,763
Securities Lending Reinvestments

Repurchase Agreements	—	6,052,675	—	6,052,675

Total Investments	$405,054,763	$6,052,675	$—	$411,107,438

Other Financial Instruments
Assets
Futures Contracts	$130,593	$—	$—	$130,593
Forward Foreign Currency Contracts	—	13,046	—	13,046
Liabilities
Futures Contracts	(438,597)	—	—	(438,597)

Forward Foreign Currency Contracts	—	(84,549)	—	(84,549)

Total Other Financial Instruments	$(308,004)	$(71,503)	$—	$(379,507)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$52,218,833	$—	$—	$52,218,833

Total Investments	$52,218,833	$—	$—	$52,218,833

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,617,736,640	$—	$—	$1,617,736,640
Securities Lending Reinvestments
Certificates of Deposit	—	21,999,242	—	21,999,242

Repurchase Agreements	—	125,556,216	—	125,556,216

Total Investments	$1,617,736,640	$147,555,458	$—	$1,765,292,098

Other Financial Instruments
Liabilities

Futures Contracts	$(307,572)	$—	$—	$(307,572)

Total Other Financial Instruments	$(307,572)	$—	$—	$(307,572)

426	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$389,915,667	$—	$—	$389,915,667
Securities Lending Reinvestments

Repurchase Agreements	—	26,521,823	—	26,521,823

Total Investments	$389,915,667	$26,521,823	$—	$416,437,490

Other Financial Instruments
Liabilities

Futures Contracts	$(103,185)	$—	$—	$(103,185)

Total Other Financial Instruments	$(103,185)	$—	$—	$(103,185)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$20,410,215	$—	$—	$20,410,215
Securities Lending Reinvestments

Repurchase Agreements	—	228,520	—	228,520

Total Investments	$20,410,215	$228,520	$—	$20,638,735

Other Financial Instruments
Liabilities

Futures Contracts	$(8,975)	$—	$—	$(8,975)

Total Other Financial Instruments	$(8,975)	$—	$—	$(8,975)

FLEXSHARES SEMIANNUAL REPORT	427

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$553,427,055	$—	$—	$553,427,055
Securities Lending Reinvestments

Repurchase Agreements	—	15,101,779	—	15,101,779

Total Investments	$553,427,055	$15,101,779	$—	$568,528,834

Other Financial Instruments
Assets
Futures Contracts	$315,752	$—	$—	$315,752
Forward Foreign Currency Contracts	—	324,486	—	324,486
Liabilities
Futures Contracts	(111,355)	—	—	(111,355)

Forward Foreign Currency Contracts	—	(471,165)	—	(471,165)

Total Other Financial Instruments	$204,397	$(146,679)	$—	$57,718

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$61,300,121	$—	$—	$61,300,121
Securities Lending Reinvestments

Repurchase Agreements	—	1,465,336	—	1,465,336

Total Investments	$61,300,121	$1,465,336	$—	$62,765,457

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$50,107	$—	$50,107
Liabilities
Futures Contracts	(27,177)	—	—	(27,177)

Forward Foreign Currency Contracts	—	(3,639)	—	(3,639)

Total Other Financial Instruments	$(27,177)	$46,468	$—	$19,291

428	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Real Estate Management & Development	$1,159,523	$161,843	$—	$1,321,366
Other*	74,481,312	—	—	74,481,312
Securities Lending Reinvestments

Repurchase Agreements	—	1,766,975	—	1,766,975

Total Investments	$75,640,835	$1,928,818	$—	$77,569,653

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$36,125	$—	$36,125
Liabilities
Futures Contracts	(44,078)	—	—	(44,078)

Forward Foreign Currency Contracts	—	(4,996)	—	(4,996)

Total Other Financial Instruments	$(44,078)	$31,129	$—	$(12,949)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$2,151,600,078	$—	$2,151,600,078

Total Investments	$—	$2,151,600,078	$—	$2,151,600,078

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$811,141,771	$—	$811,141,771

Total Investments	$—	$811,141,771	$—	$811,141,771

FLEXSHARES SEMIANNUAL REPORT	429

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$102,737,009	$—	$102,737,009

Total Investments	$—	$102,737,009	$—	$102,737,009

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$242,634,200	$—	$242,634,200

Total Investments	$—	$242,634,200	$—	$242,634,200

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$46,122,793	$—	$46,122,793

Total Investments	$—	$46,122,793	$—	$46,122,793

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares High Yield Value-Scored Bond Index Fund
Investments
Common Stocks*	$55	$—	$—	$55

Corporate Bonds*	—	852,591,433	—	852,591,433

Total Investments	$55	$852,591,433	$—	$852,591,488

430	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate High Yield Corporate Core Index Fund
Investments

Corporate Bonds*	$—	$26,237,737	$—	$26,237,737

Total Investments	$—	$26,237,737	$—	$26,237,737

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Investments

Corporate Bonds*	$—	$43,698,860	$—	$43,698,860

Total Investments	$—	$43,698,860	$—	$43,698,860

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$14,702,525	$—	$14,702,525
Corporate Bonds*	—	564,271,835	—	564,271,835
Municipal Bonds	—	18,550,334	—	18,550,334
U.S. Government Agency Securities	—	1,800,368	—	1,800,368
Foreign Government Securities	—	798,294	—	798,294

Short-Term Investments	—	43,990,512	—	43,990,512

Total Investments	$—	$644,113,868	$—	$644,113,868

FLEXSHARES SEMIANNUAL REPORT	431

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$142,014,811	$—	$—	$142,014,811
Securities Lending Reinvestments
Repurchase Agreements	—	33,593,976	—	33,593,976

Short-Term Investments	—	999,901	—	999,901

Total Investments	$142,014,811	$34,593,877	$—	$176,608,688

Other Financial Instruments
Assets

Futures Contracts	$28,144	$—	$—	$28,144

Total Other Financial Instruments	$28,144	$—	$—	$28,144

*	See Schedules of Investments for segregation by industry type.

Foreign Securities

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund and the FlexShares ESG & Climate Emerging Markets Core Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evi-

dencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

432	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund and the FlexShares ESG & Climate Investment Grade Corporate Core Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares Emerging Markets Quality Low Volatility Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares ESG & Climate Emerging Markets Core Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The

FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”).

TIPS have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise

FLEXSHARES SEMIANNUAL REPORT	433

Notes to the Financial Statements (cont.)

due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund, the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JPMorgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

434	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2022, none of the Funds presented in these financial statements had repurchase agreements outstanding except as discussed below.

As of April 30, 2022, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Core Select Bond Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed

FLEXSHARES SEMIANNUAL REPORT	435

Notes to the Financial Statements (cont.)

in the Schedules of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of cash, were as follows:

Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$968,888

FlexShares® Morningstar US Market Factor Tilt Index Fund	224,498,570

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	20,154,710

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,939,381

FlexShares® STOXX® US ESG Select Index Fund	248,877

FlexShares® STOXX® Global ESG Select Index Fund	2,134,495

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	202,348,694

FlexShares® STOXX® Global Broad Infrastructure Index Fund	38,480,637

FlexShares® Global Quality Real Estate Index Fund	6,052,675

FlexShares® Quality Dividend Index Fund	147,549,869

FlexShares® Quality Dividend Defensive Index Fund	26,521,823

FlexShares® Quality Dividend Dynamic Index Fund	228,520

FlexShares® International Quality Dividend Index Fund	15,101,779

FlexShares® International Quality Dividend Defensive Index Fund	1,465,336

FlexShares® International Quality Dividend Dynamic Index Fund	1,766,975

FlexShares® Core Select Bond Fund	33,593,976

At April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

The cash collateral received from securities loaned as disclosed in the Statements of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedules of Investments and such borrowings have maturities that are overnight and continuous.

436	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) from Expiration or closing of futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. When applicable, the Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. As of April 30, 2022, the FlexShares Core Select Bond Fund did not hold swaps.

As of April 30, 2022, the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Core Select Bond Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures

FLEXSHARES SEMIANNUAL REPORT	437

Notes to the Financial Statements (cont.)

may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Underlying Index’s index provider may affect the corresponding Index Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed

Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, Flex Shares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statements of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts

438	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2022, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate Developed Market ex-US Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and the FlexShares International Quality Dividend Dynamic Index Fund that are subject to master netting arrangements or similar agreements in the Statements of

FLEXSHARES SEMIANNUAL REPORT	439

Notes to the Financial Statements (cont.)

Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — Bank of New York	$656	$—	$—	$656
	Foreign Currency Contracts — BNP Paribas SA	3,524	(1,513)	—	2,011
	Foreign Currency Contracts — Citibank NA	2,402	(1,048)	—	1,354
	Foreign Currency Contracts — Citigroup Global Markets, Inc.	11,431	(27)		11,404
	Foreign Currency Contracts — JPMorgan Chase Bank	1,620	—		1,620
	Foreign Currency Contracts — Morgan Stanley	17,651	(6,717)	—	10,934
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	9,568	(9,568)	—	—
	Total	$46,852	$(18,873)	$—	$27,979
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$25,690	$(6,714)	$—	$18,976
	Foreign Currency Contracts — BNP Paribas SA	1,074	(1,074)	—	—
	Foreign Currency Contracts — Citibank NA	74,671	(20,060)		54,611
	Foreign Currency Contracts — Morgan Stanley	883	—		883
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	22,516	(22,516)		—
	Foreign Currency Contracts — UBS AG	20,471	—		20,471
	Total	$145,305	$(50,364)	$—	$94,941
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$25,143	$(7,709)	$—	$17,434
	Foreign Currency Contracts — Goldman Sachs & Co.	582	(582)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	1,358	—	—	1,358
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	7,390	—	—	7,390
	Total	$34,473	$(8,291)	$—	$26,182
FlexShares STOXX® Global ESG Impact Index Fund	Foreign Currency Contracts — BNP Paribas SA	$13	$(13)	$—	$—
	Foreign Currency Contracts — Citibank NA	14,825	(432)		14,393
	Foreign Currency Contracts — Goldman Sachs & Co.	71	(71)		—
	Foreign Currency Contracts — JPMorgan Chase Bank	3,314	(3,314)		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	25,339	—		25,339
	Foreign Currency Contracts — UBS AG	4,709	—	—	4,709
	Total	$48,271	$(3,830)	$—	$44,441
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts — Bank of Montreal	$4,257	$(4,257)	$—	$—
	Foreign Currency Contracts — Bank of New York	679	(354)	—	325
	Foreign Currency Contracts — Citibank NA	455	(41)		414
	Foreign Currency Contracts — Citigroup Global Markets, Inc.	1,005	(73)		932
	Foreign Currency Contracts — Goldman Sachs & Co.	33	(33)		—
	Foreign Currency Contracts — JPMorgan Chase Bank	1,815	(1,476)		339
	Foreign Currency Contracts — Morgan Stanley	55	(55)		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	2,909	(423)		2,486
	Foreign Currency Contracts — UBS AG	40	—		40
	Total	$11,248	$(6,712)	$—	$4,536

440	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$72,450	$(72,450)	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	49,062	(49,062)		—
	Foreign Currency Contracts — Citibank NA	721,515	(241,878)	—	479,637
	Foreign Currency Contracts — JPMorgan Chase Bank	637,731	(55,605)	—	582,126
	Foreign Currency Contracts — Morgan Stanley	528,743	(19,752)	—	508,991
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	217,852	(217,852)	—	—
	Foreign Currency Contracts — UBS AG	16,582	—	—	16,582
	Total	$2,243,935	$(656,599)	$—	$1,587,336
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$10,752	$—	$—	$10,752
	Foreign Currency Contracts — BNP Paribas SA	17,181	(17,181)	—	—
	Foreign Currency Contracts — Citibank NA	773,825	(678,814)		95,011
	Foreign Currency Contracts — JPMorgan Chase Bank	7,636	—		7,636
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	283,936	(192,478)		91,458
	Total	$1,093,330	$(888,473)	$—	$204,857
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of New York	$2,599	$—	$—	$2,599
	Foreign Currency Contracts — Goldman Sachs & Co.	753	—	—	753
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	4,036	(4,036)	—	—
	Foreign Currency Contracts — UBS AG	5,658	—	—	5,658
	Total	$13,046	$(4,036)	$—	$9,010
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$20,388	$(20,388)	$—	$—
	Foreign Currency Contracts — Bank of New York	7,023	—	—	7,023
	Foreign Currency Contracts — BNP Paribas SA	28,923	(28,923)	—	—
	Foreign Currency Contracts — Citibank NA	93,370	(38,056)	—	55,314
	Foreign Currency Contracts — Goldman Sachs & Co.	41,858	(36,360)	—	5,498
	Foreign Currency Contracts — JPMorgan Bank	20,875	(20,875)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	112,049	(88,656)	—	23,393
	Total	$324,486	$(233,258)	$—	$91,228
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$6,721	$—	$—	$6,721
	Foreign Currency Contracts — Citibank NA	13,667	(612)	—	13,055
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	24,255	(2,751)	—	21,504
	Foreign Currency Contracts — UBS AG	5,464	—	—	5,464
	Total	$50,107	$(3,363)	$—	$46,744

FLEXSHARES SEMIANNUAL REPORT	441

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$2,996	$—	$—	$2,996
	Foreign Currency Contracts — Bank of New York	528	(10)	—	518
	Foreign Currency Contracts — BNP Paribas SA	4,851	(826)		4,025
	Foreign Currency Contracts — Citibank NA	11,284	(339)	—	10,945
	Foreign Currency Contracts — JPMorgan Chase Bank	2,633	—	—	2,633
	Foreign Currency Contracts — Morgan Stanley	3,607	(1,369)	—	2,238
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	4,706	(712)	—	3,994
	Foreign Currency Contracts — UBS AG	5,520	—		5,520
	Total	$36,125	$(3,256)	$—	$32,869

			Gross Amounts Not Offset in the Statemednt of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(1,513)	$1,513	$—	$—
	Foreign Currency Contracts — Citibank NA	(1,048)	1,048	—	—
	Foreign Currency Contracts — Citigroup Global Markets, Inc.	(27)	27		—
	Foreign Currency Contracts — Goldman Sachs & Co.	(12)	—		(12)
	Foreign Currency Contracts — Morgan Stanley	(6,717)	6,717		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(10,385)	9,568	—	(817)
	Total	$(19,702)	$18,873	$—	$(829)
FlexShares Emerging Markets Quality Low Volatility Index Fund	Foreign Currency Contracts — Citibank NA	$(7)	$—	$—	$(7)
	Total	$(7)	$—	$—	$(7)
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$(6,714)	$6,714	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	(95,682)	1,074	—	(94,608)
	Foreign Currency Contracts — Citibank NA	(20,060)	20,060	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	(2,471)	—		(2,471)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(139,608)	22,516		(117,092)
	Total	$(264,535)	$50,364	$—	$(214,171)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(7,709)	$7,709	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	(932)	582	—	(350)
	Total	$(8,641)	$8,291	$—	$(350)

442	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statemednt of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares STOXX® Global ESG Impact Index Fund	Foreign Currency Contracts — Bank of Montreal	$(453)	$—	$—	$(453)
	Foreign Currency Contracts — BNP Paribas SA	(4,201)	13		(4,188)
	Foreign Currency Contracts — Citibank NA	(432)	432		—
	Foreign Currency Contracts — Goldman Sachs & Co.	(85)	71		(14)
	Foreign Currency Contracts — JPMorgan Chase Bank	(7,194)	3,314		(3,880)
	Total	$(12,365)	$3,830	$—	$(8,535)
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts — Bank of Montreal	$(5,618)	$4,257	$—	$(1,361)
	Foreign Currency Contracts — Bank of New York	(354)	354	—	—
	Foreign Currency Contracts — Citibank NA	(41)	41	—	—
	Foreign Currency Contracts — Citigroup Global Markets, Inc.	(73)	73	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	(163)	33		(130)
	Foreign Currency Contracts — JPMorgan Chase Bank	(1,476)	1,476		—
	Foreign Currency Contracts — Morgan Stanley	(4,846)	55		(4,791)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(423)	423		—
	Total	$(12,994)	$6,712	$—	$(6,282)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$(1,044,450)	$72,450	$—	$(972,000)
	Foreign Currency Contracts — Bank of New York	(126,949)	—	—	(126,949)
	Foreign Currency Contracts — BNP Paribas SA	(91,909)	49,062		(42,847)
	Foreign Currency Contracts — Citibank NA	(241,878)	241,878		—
	Foreign Currency Contracts — Goldman Sachs & Co.	(5,899)	—		(5,899)
	Foreign Currency Contracts — JPMorgan Chase Bank	(55,605)	55,605		—
	Foreign Currency Contracts — Morgan Stanley	(19,752)	19,752		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(660,040)	217,852	—	(442,188)
	Total	$(2,246,482)	$656,599	$—	$(1,589,883)
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(273,747)	$17,181	$—	$(256,566)
	Foreign Currency Contracts — Citibank NA	(678,814)	678,814	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(192,478)	192,478	—	—
	Foreign Currency Contracts — UBS AG	(9,196)	—	—	(9,196)
	Total	$(1,154,235)	$888,473	$—	$(265,762)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(54,802)	$—	$—	$(54,802)
	Foreign Currency Contracts — Citibank NA	(20,516)	—	—	(20,516)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(9,231)	4,036	—	(5,195)
	Total	$(84,549)	$4,036	$—	$(80,513)

FLEXSHARES SEMIANNUAL REPORT	443

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statemednt of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$(65,230)	$20,388	$—	$(44,842)
	Foreign Currency Contracts — BNP Paribas SA	(190,352)	28,923	—	(161,429)
	Foreign Currency Contracts — Citibank NA	(38,056)	38,056		—
	Foreign Currency Contracts — Goldman Sachs & Co.	(36,360)	36,360		—
	Foreign Currency Contracts — JPMorgan Bank	(23,789)	20,875		(2,914)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(88,656)	88,656	—	—
	Foreign Currency Contracts — UBS AG	(28,722)	—	—	(28,722)
	Total	$(471,165)	$233,258	$—	$(237,907)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of New York	$(276)	$—	$—	$(276)
	Foreign Currency Contracts — Citibank NA	(612)	612	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(2,751)	2,751		—
	Total	$(3,639)	$3,363	$—	$(276)
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of New York	$(10)	$10	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	(826)	826	—	—
	Foreign Currency Contracts — Citibank NA	(339)	339		—
	Foreign Currency Contracts — Goldman Sachs & Co.	(1,740)	—	—	(1,740)
	Foreign Currency Contracts — Morgan Stanley	(1,369)	1,369		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(712)	712		—
	Total	$(4,996)	$3,256	$—	$(1,740)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2022

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares US Quality Low Volatility Index Fund	$(39,542)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(17,238)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	46,852

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(19,702)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Emerging Markets Quality Low Volatility Index Fund	1,446

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	(7)

444	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$(333,095)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	396,952

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(85,627)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	145,305

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(264,535)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	22,870

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	34,473

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(8,641)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares US Quality Large Cap Index Fund	(50,741)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® US ESG Select Index Fund	(49,369)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global ESG Select Index Fund	(41,113)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	48,271

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	(12,365)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares ESG & Climate US Large Cap Core Index Fund	(2,552)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	191

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	(7,588)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	11,248

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	(12,994)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts	FlexShares ESG & Climate Emerging Markets Core Index Fund	(1,547)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	440,146

FLEXSHARES SEMIANNUAL REPORT	445

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(1,358,153)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	2,243,935

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(2,246,482)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	315,570

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	(273,335)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	1,093,330

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(1,154,235)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	130,593

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	(438,597)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	13,046

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(84,549)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Index Fund	(307,572)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	(103,185)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	(8,975)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	315,752

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(111,355)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	324,486

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(471,165)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	(27,177)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	50,107

446	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	$(3,639)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	(44,078)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	36,125

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(4,996)

Interest Rate Futures Contracts	Assets — Unrealized appreciation on futures contracts	FlexShares Core Select Bond Fund	28,144

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2022

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Low Volatility Index Fund	$(69,400)	$(48,083)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(119,449)	(21,986)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	25,132	21,933

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	(31,753)	3,067

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	72	(9)

FLEXSHARES SEMIANNUAL REPORT	447

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$(314,133)	$(789,471)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(690,178)	193,236

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(282,644)	3,515

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(557,490)	72,241

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	43,407	16,596

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	(96,634)	(97,564)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Select Index Fund	(10,571)	(88,860)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Select Index Fund	(166,170)	(96,809)

448	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	$60,192	$25,067

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares ESG & Climate US Large Cap Core Index Fund	(424)	(3,792)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	(4,908)	(7,397)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	(1,058)	(399)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares ESG & Climate Emerging Markets Core Index Fund	—	(1,547)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,287,196	(1,750,302)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(371,371)	(396,904)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	280,685	(394,717)

FLEXSHARES SEMIANNUAL REPORT	449

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	$(814,306)	$189,928

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	(563,298)	(430,722)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	129,114	(65,575)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	(131,838)	(638,373)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	(401,500)	(202,718)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	(8,836)	(18,436)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	(1,313,325)	193,749

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(292,926)	(49,356)

450	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	$(188,337)	$(11,945)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	54,271	32,947

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(189,274)	(36,517)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	26,991	27,067

Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Core Select Bond Fund	(5,785)	28,144

At April 30, 2022, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares US Quality Low Volatility Index Fund	—	$—	18	$305,493	—	$—	—	$—	—	$—

FlexShares Developed Markets Ex-US Quality Low Volatility Index Fund	146	51,760	21	187,350	—	—	—	—	—	—

FlexShares Emerging Markets Quality Low Volatility Index Fund	7	17,014	10	62,254	—	—	—	—	—	—

FlexShares Morningstar US Market Factor Tilt Index Fund	—	—	72	721,112	—	—	—	—	—	—

FLEXSHARES SEMIANNUAL REPORT	451

Notes to the Financial Statements (cont.)

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	72	$520,240	98	$398,202	—	$—	—	$—	—	$—

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	34	208,918	40	344,824	—	—	—	—	—	—

FlexShares US Quality Large Cap Index Fund	—	—	15	357,112	—	—	—	—	—	—

FlexShares STOXX US ESG Select Index Fund	—	—	17	277,044	—	—	—	—	—	—

FlexShares STOXX Global ESG Select Index Fund	51	141,800	34	398,796	—	—	—	—	—	—

FlexShares® ESG & Climate US Large Cap Core Index Fund	—	—	4	21,980	—	—	—	—	—	—

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	197	7,887	8	62,695	—	—	—	—	—	—

FlexShares ESG & Climate Emerging Markets Core Index Fund	—	—	1	54,417	—	—	—	—	—	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	208	1,404,775	255	1,131,817	—	—	—	—	—	—

FlexShares STOXX Global Broad Infrastructure Index Fund	91	2,217,480	153	997,966	—	—	—	—	—	—

FlexShares Global Quality Real Estate Index Fund	64	464,672	61	554,999	—	—	—	—	—	—

FlexShares Quality Dividend Index Fund	—	—	50	927,655	—	—	—	—	—	—

FlexShares Quality Dividend Defensive Index Fund	—	—	33	582,351	—	—	—	—	—	—

FlexShares Quality Dividend Dynamic Index Fund	—	—	12	82,712	—	—	—	—	—	—

FlexShares International Quality Dividend Index Fund	179	337,392	112	398,116	—	—	—	—	—	—

FlexShares International Quality Dividend Defensive Index Fund	44	100,637	37	117,007	—	—	—	—	—	—

FlexShares International Quality Dividend Dynamic Index Fund	105	41,350	41	130,762	—	—	—	—	—	—

FlexShares Core Select Bond Fund	—	—	—	—	—	—	1	2,038,611	1	5,866,800

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue

Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

452	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

As of April 30, 2022, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund, and the FlexShares iBoxx 5-Year Target Duration TIPs Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: its advisory fees payable under the Advisory Agreement, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FLEXSHARES SEMIANNUAL REPORT	453

Notes to the Financial Statements (cont.)

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares US Quality Low Volatility Index Fund	0.22%

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	0.32%

FlexShares Emerging Markets Quality Low Volatility Index Fund	0.40%

FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%

FlexShares US Quality Large Cap Index Fund	0.32%

FlexShares STOXX® US ESG Select Index Fund	0.32%

FlexShares STOXX® Global ESG Select Index Fund	0.42%

FlexShares ESG & Climate US Large Cap Core Index Fund	0.09%

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	0.12%

FlexShares ESG & Climate Emerging Markets Core Index Fund	0.18%

FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%

FlexShares Global Quality Real Estate Index Fund	0.45%

FlexShares Real Assets Allocation Index Fund	0.57%

FlexShares Quality Dividend Index Fund	0.37%

FlexShares Quality Dividend Defensive Index Fund	0.37%

FlexShares Quality Dividend Dynamic Index Fund	0.37%

FlexShares International Quality Dividend Index Fund	0.47%

Fund	Unitary Management Fee

FlexShares International Quality Dividend Defensive Index Fund	0.47%

FlexShares International Quality Dividend Dynamic Index Fund	0.47%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares Disciplined Duration MBS Index Fund	0.20%

FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%

FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%

FlexShares High Yield Value-Scored Bond Index Fund	0.37%

FlexShares ESG & Climate High Yield Corporate Core Index Fund	0.23%

FlexShares ESG & Climate Investment Grade Corporate Core Index Fund	0.12%

FlexShares Ready Access Variable Income Fund	0.25%

FlexShares Core Select Bond Fund	0.35%

The Investment Adviser has contractually agreed until March 1, 2023 to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses (“AFFE”)) so the “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) 0.0049%. In the case of the FlexShares Real Assets Allocation Index Fund, the Investment Adviser has contractually agreed until March 1, 2023 to waive Management Fees or reimburse certain expenses in an amount equal to the AFFE attributable to the Fund’s investments in its Underlying Fund. After these dates, the contractual arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The contractual arrangements may be terminated, with respect to a Fund, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The

454	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Board may terminate the arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed until March 1, 2023 to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds that are not Affiliated Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of a Fund, they are not reflected on a Fund’s financial statements. After these dates, the contractual expense reimbursement agreements continue automatically for periods of one year unless terminated, as to any succeeding renewal year, by either party upon 60 days’ written notice prior to the end of the current term. The Board may terminate the contractual expense reimbursement agreements discussed above with respect to any Fund at any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the reimbursements are shown as “Investment advisory fees reimbursed” on the Statements of Operations.

In addition, effective October 29, 2018, NTI contractually agreed to reimburse the Funds for certain other fees and expenses that are not Covered Expenses. These fees and expenses and the reimbursements are shown as Other expenses and Other expenses reimbursed, respectively, in the Statements of Operations.

The Investment Adviser may voluntarily waive or reimburse additional management fees or expenses. Any such additional voluntary expense reimbursement or fee waiver could be implemented, increased or decreased, or discontinued at any time. Amounts waived or reimbursed by the Investment Adviser pursuant to voluntary or contractual agreements discussed above may not be recouped by the Investment Adviser. These waivers and/or reimbursements are shown as Expenses waived and/or reimbursed by Advisor on the

Statements of Operations. As of the period ended

April 30, 2022, the Investment Adviser did not voluntarily waive or reimburse additional management fees.

5. Administration Fees

Per terms of agreements JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

The Trust has adopted a deferred compensation plan (the “DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently available under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

FLEXSHARES SEMIANNUAL REPORT	455

Notes to the Financial Statements (cont.)

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as described in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund only issues and redeems shares to Authorized Participants in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid by NTI in certain circumstances. In addition, the Trust may from time to time waive the standard transaction fee. The net custody fees charged to the Fund are paid for by the Investment Adviser through the

Fund’s Unitary Fee. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2022	As of October 31, 2021

FlexShares US Quality Low Volatility Index Fund	$700	$1,400

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	2,250	9,000

FlexShares Morningstar US Market Factor Tilt Index Fund	1,500	4,500

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	13,500	27,000

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	50,000	50,000

FlexShares US Quality Large Cap Index Fund	2,500	2,500

FlexShares STOXX® US ESG Select Index Fund	—	1,400

FlexShares STOXX® Global ESG Select Index Fund	13,000	13,000

FlexShares ESG & Climate US Large Cap Core Index Fund	2,500	—

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	13,500	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	49,500	40,500

FlexShares STOXX® Global Broad Infrastructure Index Fund	10,000	28,000

FlexShares Global Quality Real Estate Index Fund	2,000	6,000

FlexShares Quality Dividend Index Fund	6,000	4,600

FlexShares Quality Dividend Defensive Index Fund	4,250	2,850

FlexShares Quality Dividend Dynamic Index Fund	750	1,450

FlexShares International Quality Dividend Index Fund	8,500	8,500

FlexShares International Quality Dividend Defensive Index Fund	3,500	—

456	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	As of April 30, 2022	As of October 31, 2021

FlexShares International Quality Dividend Dynamic Index Fund	$3,500	$7,000

FlexShares Disciplined Duration MBS Index Fund	1,600	400

FlexShares Credit-Scored US Corporate Bond Index Fund	1,500	2,500

FlexShares High Yield Value-Scored Bond Index Fund	6,500	10,500

FlexShares ESG & Climate Investment Grade Corporate Core Index Fund	500	—

FlexShares Ready Access Variable Income Fund	4,725	525

The FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge standard creation unit transaction fees.

10. Investment Transactions

For the period ended April 30, 2022, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government, including U.S. government agency, securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2022, were as follows:

Fund	Purchases	Sales

FlexShares US Quality Low Volatility Index Fund	$35,833,397	$38,093,889

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	22,551,088	20,771,573

FlexShares Emerging Markets Quality Low Volatility Index Fund	3,857,472	3,997,460

FlexShares Morningstar US Market Factor Tilt Index Fund	103,516,323	101,197,411

Fund	Purchases	Sales

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$93,918,527	$101,375,638

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	49,432,071	74,730,993

FlexShares US Quality Large Cap Index Fund	11,161,676	11,186,446

FlexShares STOXX® US ESG Select Index Fund	56,388,566	56,263,760

FlexShares STOXX® Global ESG Select Index Fund	67,706,236	57,604,439

FlexShares ESG & Climate US Large Cap Core Index Fund	300,562	267,806

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	1,384,688	755,129

FlexShares ESG & Climate Emerging Markets Core Index Fund	3,694,694	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,343,563,102	1,179,758,798

FlexShares STOXX® Global Broad Infrastructure Index Fund	268,023,411	269,309,311

FlexShares Global Quality Real Estate Index Fund	106,748,170	114,745,171

FlexShares Real Assets Allocation Index Fund	1,873,877	1,860,191

FlexShares Quality Dividend Index Fund	323,929,505	324,462,885

FlexShares Quality Dividend Defensive Index Fund	95,007,762	98,211,841

FlexShares Quality Dividend Dynamic Index Fund	5,155,757	5,750,889

FlexShares International Quality Dividend Index Fund	194,160,233	183,100,639

FLEXSHARES SEMIANNUAL REPORT	457

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales

FlexShares International Quality Dividend Defensive Index Fund	$21,155,902	$21,749,057

FlexShares International Quality Dividend Dynamic Index Fund	28,598,600	25,413,291

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	843,562,029	869,748,043

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	240,927,016	254,660,711

FlexShares Disciplined Duration MBS Index Fund	194,526,089	189,750,752

FlexShares Credit-Scored US Corporate Bond Index Fund	93,365,095	129,939,382

FlexShares Credit-Scored US Long Corporate Bond Index Fund	16,708,532	16,899,303

FlexShares High Yield Value-Scored Bond Index Fund	746,034,577	446,305,469

FlexShares ESG & Climate High Yield Corporate Core Index Fund	8,186,255	17,616,585

FlexShares ESG & Climate Investment Grade Corporate Core Index Fund	13,727,366	10,973,909

FlexShares Ready Access Variable Income Fund	136,792,139	106,829,117

FlexShares Core Select Bond Fund	69,643,697	70,576,757

11. In-Kind Transactions

During the period ended April 30, 2022, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30,

2022, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value

FlexShares US Quality Low Volatility Index Fund*	$28,965,697

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund*	4,758,802

FlexShares Morningstar US Market Factor Tilt Index Fund	43,763,960

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	10,705,005

FlexShares US Quality Large Cap Index Fund	13,261,234

FlexShares STOXX® US ESG Select Index Fund	30,232,443

FlexShares STOXX® Global ESG Select Index Fund	6,676,848

FlexShares ESG & Climate US Large Cap Core Index Fund	11,218,534

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	13,514,775

FlexShares ESG & Climate Emerging Markets Core Index Fund	1,249,166

FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,234,757,857

FlexShares STOXX® Global Broad Infrastructure Index Fund	88,498,023

FlexShares Global Quality Real Estate Index Fund	50,709,608

FlexShares Real Assets Allocation Index Fund	22,913,278

FlexShares Quality Dividend Index Fund	266,916,470

FlexShares Quality Dividend Defensive Index Fund	65,589,675

FlexShares Quality Dividend Dynamic Index Fund	3,117,689

FlexShares International Quality Dividend Index Fund	19,928,105

FlexShares International Quality Dividend Dynamic Index Fund	8,432,018

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	774,978,607

458	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Fair Value

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$199,780,278

FlexShares High Yield Value-Scored Bond Index Fund	71,050,093

FlexShares Core Select Bond Fund	40,181,382

During the period ended April 30, 2022, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended April 30, 2022, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund were as follows:

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares US Quality Low Volatility Index Fund	$20,539,748	$5,744,045

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	7,330,973	1,241,765

FlexShares Morningstar US Market Factor Tilt Index Fund	88,597,063	54,273,767

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	19,266,254	4,531,591

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,896,222	1,021,235

FlexShares US Quality Large Cap Index Fund	3,620,842	1,459,816

FlexShares STOXX® US ESG Select Index Fund	16,243,745	6,876,076

FlexShares STOXX® Global ESG Select Index Fund	14,564,565	8,341,868

FlexShares Morningstar Global Upstream Natural Resources Index Fund	377,885,910	185,481,517

FlexShares STOXX® Global Broad Infrastructure Index Fund	51,105,378	17,923,478

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares Global Quality Real Estate Index Fund	$29,815,859	$9,813,262

FlexShares Quality Dividend Index Fund	210,333,413	45,753,634

FlexShares Quality Dividend Defensive Index Fund	99,394,355	27,975,823

FlexShares Quality Dividend Dynamic Index Fund	2,574,578	778,103

FlexShares International Quality Dividend Index Fund	1,507,708	218,774

FlexShares International Quality Dividend Defensive Index Fund	1,512,774	170,629

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	11,794,242	716,750

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	58,705,604	3,494,379

FlexShares High Yield Value-Scored Bond Index Fund	4,770,189	416,638

FlexShares ESG & Climate High Yield Corporate Core Index Fund	10,100,408	(72,176)

FlexShares Core Select Bond Fund	7,472,086	49,737

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

FLEXSHARES SEMIANNUAL REPORT	459

Notes to the Financial Statements (cont.)

13. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

14. LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Although many LIBOR rates were phased out as of December 31, 2021 as originally contemplated, a majority of U.S. dollar LIBOR rates will continue to be published until June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the secured overnight financing rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity and value impact of the change in to alternative rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

15. Legal Proceedings

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants including the FlexShares Morningstar US Market Factor Tilt Index Fund that had invested in The Jones Group Inc. (“Jones Group”). The claims in these actions stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States

460	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The FlexShares Morningstar US Market Factor Tilt Index Fund allegedly received $224,910 as a result of the Transactions. The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were alleged fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including FlexShares Morningstar US Market Factor Tilt Index Fund, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit. The Fund intends to continue to vigorously defend itself against this action.

16. Coronavirus (COVID-19) Pandemic

The outbreak of a respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other preexisting political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that a Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Funds’ investment adviser rely, and could otherwise disrupt the ability of the Funds’ service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase a Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for a Fund’s underlying index or benchmark index, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements and is evaluating its impact on the financial position and operating results of the Funds.

17. European Instability

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility

FLEXSHARES SEMIANNUAL REPORT	461

Notes to the Financial Statements (cont.)

and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, have already decreased, and may further decrease, the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an Index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

18. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

462	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs:

(1) Transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2022.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2022.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/22	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® US Quality Low Volatility Index Fund

Actual	$1,000.00	$959.50	$1.07	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Actual	$1,000.00	$929.20	$1.53	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund

Actual	$1,000.00	$953.80	$1.94	0.40%

Hypothetical	$1,000.00	$1,022.81	$2.01	0.40%

FLEXSHARES SEMIANNUAL REPORT	463

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/22	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$895.80	$1.18	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$890.30	$1.83	0.39%

Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$898.60	$2.78	0.59%

Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$917.70	$1.52	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® US ESG Select Index Fund

Actual	$1,000.00	$884.80	$1.50	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® Global ESG Select Index Fund

Actual	$1,000.00	$887.60	$1.97	0.42%

Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%

FlexShares® ESG & Climate US Large Cap Core Index Fund

Actual	$1,000.00	$893.90	$0.42	0.09%

Hypothetical	$1,000.00	$1,024.35	$0.45	0.09%

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

Actual	$1,000.00	$887.60	$0.56	0.12%

Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

FlexShares® ESG & Climate Emerging Markets Core Index Fund(a)

Actual	$1,000.00	$980.60	$0.05	0.17%

Hypothetical	$1,000.00	$1,023.95	$0.85	0.17%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$1,185.50	$2.49	0.46%

Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$958.00	$2.28	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

464	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/22	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$960.80	$2.19	0.45%

Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%

FlexShares® Real Assets Allocation Index Fund(b)

Actual	$1,000.00	$998.30	$0.55	0.11%

Hypothetical	$1,000.00	$1,024.25	$0.55	0.11%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$967.00	$1.80	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$963.10	$1.80	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$953.10	$1.79	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$900.10	$2.21	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$920.70	$2.24	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$896.30	$2.21	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$994.60	$0.89	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$968.50	$0.88	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$924.50	$0.95	0.20%

Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

FLEXSHARES SEMIANNUAL REPORT	465

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/22	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$917.40	$1.05	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$797.20	$0.98	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$927.50	$1.77	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

Actual	$1,000.00	$924.20	$1.10	0.23%

Hypothetical	$1,000.00	$1,023.65	$1.15	0.23%

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

Actual	$1,000.00	$874.20	$0.56	0.12%

Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

FlexShares® Ready Access Variable Income Fund

Actual	$1,000.00	$988.40	$1.23	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Core Select Bond Fund(b)

Actual	$1,000.00	$898.00	$0.99	0.21%

Hypothetical	$1,000.00	$1,023.75	$1.05	0.21%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)

The Fund commenced operations on April 20, 2022. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 11 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

(b)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

466	FLEXSHARES SEMIANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

FlexShares Trust (the “Trust”), on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”) as required by rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Program is reasonably designed to assess and manage each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

The Trust’s Board of Trustees (the “Board”) has appointed Northern Trust Investments, Inc. (“NTI”), the investment adviser to the Funds, as the program administrator for the Program. NTI has delegated oversight of the Program to the Northern Trust Asset Management Credit & Liquidity Risk Management Committee (the “Committee”).

At a meeting of the Board held on December 9, 2021, the Board received and reviewed the annual written report of the Committee, on behalf of NTI (the “Report”), concerning the operation of the Program for the review period October 1, 2020 through September 30, 2021. The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation.

The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund1. Such information and factors included, among other things: (i) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (ii) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy is appropriate for an exchange-traded fund structured as an open-end fund; (iii) that each Fund held primarily highly liquid investments (cash and investments that the Fund reasonably expects can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that none of the Funds required the establishment of a highly liquid investment minimum (as defined in the Rule) and the reason for that determination; and (v) that none of the Funds had breached the 15% maximum threshold on illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment). The Report also summarized the changes made to the Program over the course of the year.

The Committee concluded, and reported to the Board, that the Program was adequate and effective in its implementation and reasonably designed to assess and manage each Fund’s Liquidity Risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to Liquidity Risk and other risks to which an investment in the Fund may be subject.

[1]

The Report noted that each of the FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund and FlexShares ESG & Climate Investment Grade Corporate Core Index Fund were new and therefore the information provided in the Report for those Funds was only included for the period from September 20, 2021 (the date on which they commenced investment operations) through September 30, 2021. In addition, the FlexShares ESG & Climate Emerging Markets Core Index Fund was not included in the Report because that Fund had not commenced investment operations during the reporting period.

FLEXSHARES SEMIANNUAL REPORT	467

Approval of Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and the series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (the “Adviser”), an indirect subsidiary of the Northern Trust Corporation.

* * * * *

At a meeting on August 20, 2021 (the “August Meeting”), the Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), considered whether to provide initial approval of the Advisory Agreement between the Adviser and the Trust, with regard to the following proposed new series of the Trust: FlexShares® ESG & Climate Emerging Markets Core Index Fund (the “Fund”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the August Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the August Meeting, the Trustees considered the Adviser’s presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of fund data, which included, among other things, the following information: (1) a description of the types of funds chosen by Broadridge to compare to the Fund; (2) data on the Fund’s expenses and fees; and (3) comparative fee data for the Fund’s peer group, including comparisons of advisory fees and total expense ratios. In considering the Advisory Agreement, the Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Adviser. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement was in the best interest of the Fund and its prospective shareholders and approved the Advisory Agreement on behalf of the Fund.

The material factors and conclusions that formed the basis for the Trustees reaching their determination to approve the continuation of the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Adviser to the Fund. The Board also considered the Adviser’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the SEC, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Fund’s website to comply with regulatory requirements, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the Adviser’s resources that are made available to the Trust. The Board noted the Adviser’s and its affiliates’ financial position, stability and commitment to growing their exchange-traded funds (“ETFs”) business. The Board also considered the operation and strength of the Adviser’s compliance program.

The Board noted that it is proposed that Foreside Fund Services, LLC, an entity unaffiliated with the Adviser, provide distribution services to the Fund and that JPMorgan Chase Bank, N.A., also an unaffiliated entity, provide custody, transfer agency, securities lending and fund administration support services, and that these service provider arrangements were relevant to the Board’s considerations of the totality of the circumstances surrounding renewal of the Advisory Agreement. The Board concluded that the Fund is expected to benefit from the services provided under the Advisory Agreement and as a result of the Adviser’s operations, resources, experience, reputation and personnel.

468	FLEXSHARES SEMIANNUAL REPORT

Approval of Advisory Agreement (cont.)

Performance, Fees and Expenses

The Board considered that the investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified index (each, an “Underlying Index”).

The Board noted that because the Fund had not yet commenced operations, there was no performance information to consider. The Board considered fee and expense information of the Fund provided by Broadridge. The Broadridge comparisons ranked the Fund in various quintiles with the first quintile being the lowest 20% of the funds in terms of fund cost. The Board noted that there were limitations in providing comparable peer funds.

The Board considered that, effective as of the date of the Fund’s prospectus, the Adviser contractually agreed to reimburse the portion of the operating expenses of the Fund until at least one year thereafter, so that, after such reimbursement, the total annual fund operating expenses of the Fund, excluding any acquired fund fees and expenses, expressed as a percentage of average daily net assets, does not exceed an amount equal to the sum of (i) the Fund’s advisory fee rate and (ii) 0.0049% (the “Expense Reimbursement Agreement”).

In reaching its determinations, the Board considered a large amount of data provided by the Adviser in response to a written request previously submitted by the Independent Trustees to the Adviser. Among the information considered by the Board was the following information:

The Board considered that the Fund’s total expenses were in the first quintile of its expense group. The Board also considered that the Fund’s Net Advisory Fee, Contractual Advisory Fee and total expense ratio were lower than its expense group median.

Costs of Services and Profits of the Adviser

The Board considered the unitary fee structure and the expenses for the Fund and noted that, under the Advisory Agreement, the Adviser will be responsible for most expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that the Adviser will not be responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel, litigation expenses and other extraordinary expenses.

The Board considered the advisory fee for the Fund as compared to that of other comparable funds in relation to its respective Broadridge median. The Board considered the Adviser’s explanation that the Fund’s advisory fee (both gross and net of waivers) compared favorably with its respective Broadridge median advisory fee (both gross and net of waivers) for comparable funds set forth in the Broadridge report, especially taking into account, among other factors, important differences between the indexes upon which such comparable funds are based and the Fund’s Underlying Index. The Board considered the advisory fee schedules for other accounts with similar investment advisory mandates as those of the Fund, noting that there were no comparable accounts for the Fund. The Board considered (a) the differences in managing ETFs versus separately managed accounts which involve daily purchase and redemption activity along with robust regulatory and governance requirements; and (b) the Fund’s unitary fee structure.

The Board considered the Adviser’s estimated profitability information provided by the Adviser. The Board noted that the Adviser’s potential for profitability would be subject to financial uncertainties and risks. The Board also considered that the Adviser would continue to develop and offer additional new products in efforts to complete the overall integrity of the Trust’s product suite, consistent with its product strategy, and that these products may expose the Adviser to additional financial risks and uncertainties.

Economies of Scale

The Board considered whether the Adviser may realize economies of scale in managing and supporting the Fund. The Board reviewed the Fund’s fee arrangements, which did not include breakpoints, and considered that, in light of the unitary fee structure and expense reimbursement agreement, the Adviser’s estimated profitability from services to

FLEXSHARES SEMIANNUAL REPORT	469

Approval of Advisory Agreement (cont.)

be provided to the Fund and the significant investment that the Adviser had made and continues to make in the Trust, breakpoints were not necessary at this time. The Board also noted the Expense Reimbursement Agreement.

Other Benefits to the Adviser

In addition to considering the profits that may be realized by the Adviser, the Board considered information regarding other direct and indirect benefits the Adviser may receive as a result of its relationship with the Fund, including whether any compensation would be paid to its affiliates. The Board also reviewed the extent to which the Adviser and its other clients, as well as the Fund, benefit from receipt of the research products and services generated by the Fund.

The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the Fund’s investment advisory fee. They determined that the Fund’s advisory fee was reasonable in light of the services to be provided.

470	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund is subject to risks resulting from its shares being listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities or other securities or instruments that are less widely traded. Such securities or instruments often involve greater settlement and operational issues and capital costs for Authorized Participants.

Market Risk

Market risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in a Fund to decline. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments. Market risk also includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market.

FLEXSHARES SEMIANNUAL REPORT	471

Supplemental Information (cont.)

Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

The following risk applies only to the Index Funds:

Index Risk

Is the risk that an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Index Fund does not utilize an investing strategy that seeks returns in excess of an index. Additionally, each Index Fund rebalances and/or reconstitutes its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Index Fund’s rebalance and/or reconstitution schedule.

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of its Underlying Index. An Index Fund’s performance may vary from the performance of its Underlying Index for a number of reasons, including that the Index Fund incurs operating expenses that the Underlying Index does not and that the Index Fund accepts custom baskets.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. This is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

Concentration Risk

If an Index Fund is concentrated in a particular industry or group of industries, the Index Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

The following risks apply to each Fund, as disclosed:

Interest Rate/Maturity Risk

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, and FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are currently at historically low levels. The magnitude of this decline will often be greater for longer-duration fixed income securities than shorter-duration fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

472	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

MLP Risk

FlexShares STOXX Global Broad Infrastructure Index Fund and FlexShares Real Assets Allocation Index Fund are subject to the risk that accompanies an investment in MLP units. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors, such as the Fund, than investments in a corporation. An investor in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but may not be shielded from liability to the same extent that a shareholder of a corporation would be. MLPs are also subject to risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may also be sensitive to changes in interest rates and during periods of interest rate volatility, limited capital markets access and/or low commodities pricing and may not provide attractive returns.

New Fund Risk

FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, and FlexShares ESG & Climate Investment Grade Corporate Core Index Fund are subject to the risk that each Fund will not grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of a Fund would be maintained at such levels, which could negatively impact the Fund. Each Fund’s Distributor does not maintain a secondary market in the shares.

Non-diversification Risk

FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, and FlexShares ESG & Climate Investment Grade Corporate Core Index Fund are subject to the risk that because the Funds are non-diversified and may invest a larger percentage of their respective assets in the securities of fewer issuers than a diversified fund, each Fund’s performance will be more vulnerable to changes in the market value of a single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Mid and Small Cap Stock Risk

FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index

FLEXSHARES SEMIANNUAL REPORT	473

Supplemental Information (cont.)

Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fun are subject to the risk that stocks of mid-sized and smaller companies may be more volatile than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized and small companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Smaller companies may also include micro-capitalization companies. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Valuation Risk

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, and FlexShares Ready Access Variable Income Fund are subject to the risk that the sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

Value Investing Risk

FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Real Assets Allocation Index Fund are subject to the risk that each Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

ESG Investment Risk

FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, and FlexShares ESG & Climate Investment Grade Corporate Core Index Fund are subject to the risk that because the methodology of each Fund’s Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, each Fund may underperform the broader equity market or other funds that do not utilize ESG investment criteria. Although each Fund’s Underlying Index is designed to measure a portfolio of companies with certain ESG characteristics, there is no assurance that the Underlying Index or Fund will be comprised of such securities or that companies that have historically exhibited such characteristics will continue to exhibit such characteristics. There is also the risk that a Fund may have indirect exposure to companies that have been excluded from its Underlying Index through its use of certain derivative instruments. In addition, because investors can differ in their views of what constitutes positive or negative ESG characteristics, a Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A company included in a Fund’s Underlying Index may not exhibit positive or favorable ESG characteristics.

474	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

High Portfolio Turnover Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, and FlexShares ESG & Climate High Yield Corporate Core Index Fund are subject to the risk that active and frequent trading of each Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Global Natural Resources Risk

FlexShares Morningstar Global Upstream Natural Resources Index Fund and FlexShares Real Assets Allocation Index Fund are subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of a Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Hedging Risk

FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and similar positions through transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, and FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Interest Rate Risk

FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Real Assets Allocation Index Fund are subject to the risk that rising interest rates may adversely affect the Funds. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a Fund may decline when investors anticipate or experience rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are currently at historically low levels.

Cash Transactions Risk

FlexShares Disciplined Duration MBS Index Fund and FlexShares Ready Access Variable may effect creation or redemption orders of their shares entirely for cash, rather than for in-kind securities. Paying redemption proceeds entirely in cash rather

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Supplemental Information (cont.)

than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As a result, investment in a Fund’s shares may be less tax efficient than investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause a Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, a Fund’s performance could be negatively impacted.

China Investment Risk

FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares ESG & Climate Emerging Markets Core Index Fund are subject to the risks associated with investments in companies located or operating in China, such as nationalization, expropriation, or confiscation of property; alteration or discontinuation of economic reforms; and considerable degrees of economic, political and social instability. Investors in Chinese markets generally experience difficulties in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgements due to a lack of publicly available information; and there are generally limited legal remedies for shareholders. Internal social unrest or confrontations with other neighboring countries, including military conflicts, may disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China. Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks.

Taiwan Investment Risk

FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares ESG & Climate Emerging Markets Core Index Fund are subject to the risks of investing in securities of Taiwanese issuers. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese economy and its securities market. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

Foreign Securities Risk

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX Global ESG Select Index

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Supplemental Information (cont.)

Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of a Fund’s investments to decline. Foreign banks, agents and securities depositories that hold a Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless a Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by a Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

Emerging Markets Risk

FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Ready Access Variable Income Fund are subject to the risk that investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede a Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

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Supplemental Information (cont.)

Japan Investment Risk

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, and FlexShares Developed Markets ex-US Quality Low Volatility Index Fund are subject to the risks of investment in securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could negatively impact Japanese issuers. In recent times, Japan’s economic growth rate has remained low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the securities of Japanese companies held by a Fund.

Dividend Risk

FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are subject to the risk that an issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. A Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are subject to the risk that the actual level of volatility experienced by a Fund may be greater or lower than the targeted overall volatility of the Fund’s Underlying Index. Although a Fund’s Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. A Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that a Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Real Estate Securities Risk

FlexShares Global Quality Real Estate Index Fund and FlexShares Real Assets Allocation Index Fund are subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make an Underlying Fund, and the Fund, more susceptible to risks associated with the owner-ship of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that an Underlying Fund, and the Fund, concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund are subject to the risk that a Fund’s investments may be affected by factors affecting REITs

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Supplemental Information (cont.)

and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Fund of Funds Risk

FlexShares Real Assets Allocation Index Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Credit (or Default) Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

Debt Extension Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This will cause the value of the obligation, and a Fund’s NAV, to decrease and the Fund may lose opportunities to invest in higher yielding securities.

Liquidity Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that certain portfolio secu-

FLEXSHARES SEMIANNUAL REPORT	479

Supplemental Information (cont.)

rities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

Prepayment (or Call) Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that an issuer could exercise its right to pay principal on callable debt securities held by a Fund earlier than expected, which may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and FlexShares Core Select Bond Fund are subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Asset-Backed and Mortgage-Backed Securities Risk

FlexShares Ready Access Variable Income Fund and FlexShares Core Select Bond Fund are subject to the risk that asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities.

Distressed Securities Risk

FlexShares High Yield Value-Scored Bond Index Fund and FlexShares ESG & Climate High Yield Corporate Core Index Fund are subject to the risks of investing in distressed securities, which are in addition to the risks of investing in non-investment grade securities generally. NTI defines securities issued by companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings as “distressed securities.” Distressed securities are speculative and involve a substantial risk that principal will not be paid. In addition, the Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. These securities may present a substantial risk of default. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

480	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

High Yield Securities Risk

FlexShares High Yield Value-Scored Bond Index Fund and FlexShares ESG & Climate High Yield Corporate Core Index Fund are subject to the risk that a Fund will be subject to greater credit risk, price volatility and risk of loss than if it invested primarily in investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to increased risk of an issuer’s inability to make principal and interest payments. The FlexShares High Yield Value-Scored Bond Index Fund’s Underlying Index is designed to be comprised of securities with the potential for higher yields as compared to the overall high yield corporate bond market. As such, the FlexShares High Yield Value-Scored Bond Index Fund is expected to exhibit greater sensitivity to market fluctuations.

Substantial Volatility Risk

FlexShares High Yield Value-Scored Bond Index Fund and FlexShares ESG & Climate High Yield Corporate Core Index Fund are subject to the risk that the value of the securities in a Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably at a greater level than the overall market. There is a risk that a Fund could have substantial volatility.

Value Score Risk

FlexShares High Yield Value-Scored Bond Index Fund is subject to the risk that the Fund’s investment in companies whose securities are believed to be undervalued will not appreciate in value as anticipated. Although the Underlying Index is designed to measure a portfolio of bonds of companies with the potential for higher yields and less risk of insolvency relative to the Parent Index, there is no assurance that the Underlying Index or Fund will be comprised of such securities. Accordingly, the Fund may be subject to greater credit risk, price volatility and risk of loss relative to the Parent Index.

Sector Risk

FlexShares Ready Access Variable Income Fund and FlexShares Core Select Bond Fund are subject to the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.

Financial Sector Risk

FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares ESG & Investment Grade Corporate Core Index Fund, and FlexShares Ready Access Variable Income Fund are subject to the risk that each Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition and the availability and cost of capital, among other factors.

Information Technology Sector Risk

FlexShares ESG & Climate US Large Cap Core Index Fund is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

FLEXSHARES SEMIANNUAL REPORT	481

Supplemental Information (cont.)

Equity Securities Risk

FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund are subject to the risks of investing in equity securities, which may be more volatile and underperform other asset classes and the general securities markets.

Low Volatility Risk

FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund are subject to the risk that, although each Fund’s Underlying Index is designed to have overall volatility that is lower than that of its Parent Index, there is no guarantee it will be successful. Securities or other assets in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. The market prices of the securities or other assets in a Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. A Fund will continue to seek to track its Underlying Index even if the Underlying Index does not have lower overall volatility than its Parent Index. There is also the risk that a Fund may experience volatility greater than that of its Parent Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Depositary Receipts Risk

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are subject to the risks that depositary receipts may expose the Funds to investment risks associated with the underlying issuers and additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

482	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Geographic Risk

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that if a Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an economic, business or political development affecting that country or region may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated in such country or region.

Income Risk

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares CreditScored U.S Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that a Fund’s income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at flexshares.com

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For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ website flexshares.com or the SEC’s website at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at sec.gov.

484	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Select KPIs Index, STOXX® Global ESG Select KPIs Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility IndexSM, Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM, Northern Trust Emerging Markets Quality Low Volatility IndexSM, Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, and Northern Trust High Yield Value-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofAML® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00238-0622

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:

/s/Peter Ewing

Peter K. Ewing

President and Principal Executive Officer

July 07, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Peter Ewing

Peter K. Ewing

President and Principal Executive Officer

July 07, 2022

By:

/s/Randal Rein

Randal Rein

Treasurer and Principal Financial Officer

July 07, 2022